UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 4th Floor

                           Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

William J. Fenrich, Esq.

Principal and Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza, 4th Floor

                    Greenwich, CT 06830

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end: September 30

Date of reporting period: October 1, 2017 to September 30, 2018

Item 1. Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1.)

Annual Report

September 30, 2018

AQR Large Cap Multi-Style Fund

AQR Small Cap Multi-Style Fund

AQR International Multi-Style Fund

AQR Emerging Multi-Style Fund

AQR TM Large Cap Multi-Style Fund

AQR TM Small Cap Multi-Style Fund

AQR TM International Multi-Style Fund

AQR TM Emerging Multi-Style Fund

AQR Large Cap Momentum Style Fund

AQR Small Cap Momentum Style Fund

AQR International Momentum Style Fund

AQR Emerging Momentum Style Fund

AQR TM Large Cap Momentum Style Fund

AQR TM Small Cap Momentum Style Fund

AQR TM International Momentum Style Fund

AQR Large Cap Defensive Style Fund

AQR International Defensive Style Fund

AQR Emerging Defensive Style Fund

AQR Global Equity Fund

AQR International Equity Fund

AQR Large Cap Relaxed Constraint Equity Fund

AQR Small Cap Relaxed Constraint Equity Fund

AQR International Relaxed Constraint Equity Fund

AQR Emerging Relaxed Constraint Equity Fund

Shareholder Letter (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR Large Cap Multi-Style Fund (the “Fund”) invests in stocks of attractively valued U.S. large and mid-cap companies that have positive momentum and strong quality. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Quality styles.

For the one year period ended September 30, 2018, the Fund’s Class I returned 14.11% while the Russell 1000® Total Return Index (the “Benchmark”) returned 17.76%. The Fund’s underperformance was driven primarily by stock selection within the information technology (-2.6%) and consumer discretionary (-0.9%) sectors, and was partially offset by positive performance within financials (0.6%).

Over the course of the period, the Fund’s largest active positions included sector overweights to information technology (4.3%) and financials (1.9%), while the portfolio was underweight energy (-3.2%) and health care (-1.7%).

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2018 AQR LARGE CAP MULTI-STYLE FUND
	1 Year	3 year	5 year	Since Inception	Date of Inception
Fund - Class I: QCELX	14.11%	14.07%	12.50%	13.38%	3/26/2013
Fund - Class N: QCENX	13.83%	13.80%	12.22%	13.12%	3/26/2013
Fund - Class R6: QCERX	14.20%	14.19%	N/A	9.98%	7/10/2014

Russell 1000® Index Total Return	17.76%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.45%, 0.71% and 0.36%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

AQR LARGE CAP MULTI-STYLE FUND VS. RUSSELL 1000® INDEX TOTAL RETURN VALUE OF $10,000 INVESTED ON 3/26/2013

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR Small Cap Multi-Style Fund (the “Fund”) invests in stocks of attractively valued U.S. small-cap companies that have positive momentum and strong quality. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Quality styles.

For the one year period ended September 30, 2018, the Fund’s Class I returned 9.18% while the Russell 2000® Total Return Index (the “Benchmark”) returned 15.24%. The Fund’s underperformance was driven primarily by stock selection within the information technology (-1.9%) and consumer discretionary (-1.5%) sectors, and was partially offset by positive performance within financials (0.9%).

Over the course of the period, the Fund’s largest active positions included sector overweights to consumer discretionary (3.9%) and consumer staples (2.2%); the portfolio was underweight health care (-2.6%) and utilities (-2.1%).

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2018 AQR SMALL CAP MULTI-STYLE FUND
	1 Year	3 Year	5 Year	Since Inception	Date of Inception
Fund - Class I: QSMLX	9.18%	13.62%	9.27%	11.81%	3/26/2013
Fund - Class N: QSMNX	8.94%	13.36%	8.98%	11.52%	3/26/2013
Fund - Class R6: QSERX	9.34%	13.74%	N/A	8.62%	7/10/2014

Russell 2000® Total Return Index	15.24%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.70%, 0.95% and 0.60%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

AQR SMALL CAP MULTI-STYLE FUND VS. RUSSELL 2000® TOTAL RETURN INDEX VALUE OF $10,000 INVESTED ON 3/26/2013

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR International Multi-Style Fund (the “Fund”) invests in stocks of attractively valued large and mid-cap non-U.S. companies that have positive momentum and strong quality. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Quality styles.

For the one year period ended September 30, 2018, the Fund’s Class I returned 0.81% while the MSCI Daily TR Net World Ex USA Index (the “Benchmark”) returned 2.67%. The Fund’s underperformance was driven primarily by stock selection within the information technology (-1.0%) and industrials (-0.6%) sectors, and was partially offset by positive performance within energy (0.7%).

Over the course of the period, the Fund’s largest active positions included sector overweights to the information technology (3.9%) and consumer discretionary (2.8%) sectors; the portfolio was underweight financials (-3.4%) and consumer staples (-2.1%).

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2018 AQR INTERNATIONAL MULTI-STYLE FUND
	1 Year	3 Year	5 Year	Since Inception	Date of Inception
Fund - Class I: QICLX	0.81%	7.10%	2.82%	4.81%	3/26/2013
Fund - Class N: QICNX	0.43%*	6.77%	2.53%	4.53%	3/26/2013
Fund - Class R6: QICRX	0.82%*	7.17%	N/A	1.84%	7/10/2014

MSCI Daily TR Net World Ex USA Index**	2.67%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.65%, 0.91% and 0.56%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

AQR INTERNATIONAL MULTI-STYLE FUND VS. MSCI DAILY TR NET WORLD EX USA INDEX** VALUE OF $10,000 INVESTED ON 3/26/2013

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

*	Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 9/30/2018 for financial reporting purposes, and as a result, the net asset values for shareholder transactions and the total returns based on those net asset values differ from the adjusted net asset values and total returns for financial reporting.
**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR EMERGING MULTI-STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR Emerging Multi-Style Fund (the “Fund”) invests in stocks of attractively valued large and midcap emerging countries’ companies that have positive momentum and strong quality. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Quality styles.

For the one year period ended September 30, 2018, the Fund’s Class I returned -3.48% while the MSCI Daily TR Net Emerging Markets Index (the “Benchmark”) returned -0.81%. The Fund’s underperformance was driven primarily by stock selection within the information technology (-0.9%) and energy (-0.7%) sectors. The Fund’s performance was positively impacted by positioning across sectors.

Over the course of the period, the Fund’s largest active positions included sector overweights to information technology (3.2%) and materials (2.4%); the portfolio was underweight financials (-4.6%) and consumer staples (-1.9%).

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2018 AQR EMERGING MULTI-STYLE FUND
	1 Year	3 Year	Since Inception	Date of Inception
Fund - Class I: QEMLX	-3.48%	9.71%	1.98%	5/13/2014
Fund - Class N: QEMNX	-3.58%	9.44%	1.76%	5/13/2014
Fund - Class R6: QECRX	-3.29%	9.82%	1.05%	7/10/2014

MSCI Daily TR Net Emerging Market Index**	-0.81%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.89%, 1.14% and 0.79%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR EMERGING MULTI-STYLE FUND

AQR EMERGING MULTI-STYLE FUND VS. MSCI DAILY TR NET EMERGING MARKETS INDEX** VALUE OF $10,000 INVESTED ON 5/13/2014

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR TM Large Cap Multi-Style Fund (the “Fund”) invests in stocks of attractively valued U.S. large and mid-cap companies that have positive momentum and strong quality. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Quality styles. The Fund employs a tax management strategy which considers the potential impact of taxes on investment return.

For the one year period ended September 30, 2018, the Fund’s Class I returned 14.86% while the Russell 1000® Total Return Index (the “Benchmark”) returned 17.76%. The Fund’s underperformance was driven primarily by stock selection within the information technology (-2.4%) and consumer discretionary (-0.7%) sectors, and was partially offset by positive performance within energy (0.6%).

Over the course of the period, the Fund’s largest active positions included sector overweights to information technology (3.8%) and utilities (2.0%); the portfolio was underweight energy (-2.9%) and telecommunication services (-1.7%).

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2018 AQR TM LARGE CAP MULTI-STYLE FUND
	1 Year	3 Year	Since Inception	Date of Inception
Fund - Class I: QTLLX	14.86%	14.49%	10.00%	2/11/2015
Fund - Class N: QTLNX	14.57%	14.18%	9.69%	2/11/2015
Fund - Class R6: QTLRX	15.03%	14.61%	10.10%	2/11/2015

Russell 1000® Index Total Return	17.76%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.54%, 0.79% and 0.44%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

AQR TM LARGE CAP MULTI-STYLE FUND VS. RUSSELL 1000® INDEX TOTAL RETURN VALUE OF $10,000 INVESTED ON 2/11/2015

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR TM Small Cap Multi-Style Fund (the “Fund”) invests in stocks of attractively valued U.S. small-cap companies that have positive momentum and strong quality. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Quality styles. The Fund employs a tax management strategy which considers the potential impact of taxes on investment return.

For the one year period ended September 30, 2018, the Fund’s Class I returned 10.23% while the Russell 2000® Total Return Index (the “Benchmark”) returned 15.24%. The Fund’s underperformance was driven primarily by stock selection within the information technology (-1.9%) and health care (-1.2%) sectors, and was partially offset by positive performance within financials (1.1%).

Over the course of the period, the Fund’s largest active positions included sector overweights to consumer discretionary (4.1%) and financials (2.0%); the portfolio was underweight health care (-2.5%) and energy (-1.9%).

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2018 AQR TM SMALL CAP MULTI-STYLE FUND
	1 Year	3 Year	Since Inception	Date of Inception
Fund - Class I: QSSLX	10.23%	13.51%	8.55%	2/11/2015
Fund - Class N: QSSNX	10.00%	13.22%	8.28%	2/11/2015
Fund - Class R6: QSSRX	10.30%	13.61%	8.66%	2/11/2015

Russell 2000® Total Return Index	15.24%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 1.24%, 1.48% and 1.14%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

AQR TM SMALL CAP MULTI-STYLE FUND VS. RUSSELL 2000® TOTAL RETURN INDEX VALUE OF $10,000 INVESTED ON 2/11/2015

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR TM International Multi-Style Fund (the “Fund”) invests in stocks of attractively valued large and mid-cap non-U.S. companies that have positive momentum and strong quality. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Quality styles. The Fund employs a tax management strategy which considers the potential impact of taxes on investment return.

For the one year period ended September 30, 2018, the Fund’s Class I returned 1.39% while the MSCI Daily TR Net World Ex USA Index (the “Benchmark”) returned 2.67%. The Fund’s underperformance was driven primarily by stock selection within the information technology (-1.1%) and consumer discretionary (-0.7%) sectors, and was partially offset by positive performance within energy (0.9%) and financials (0.5%).

Over the course of the period, the Fund’s largest active positions included sector overweights to the information technology (3.6%) and consumer discretionary (3.1%); the portfolio was underweight financials (-2.8%) and consumer staples (-2.2%).

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2018 AQR TM INTERNATIONAL MULTI-STYLE FUND
	1 Year	3 Year	Since Inception	Date of Inception
Fund - Class I: QIMLX	1.39%	7.56%	4.41%	2/11/2015
Fund - Class N: QIMNX	1.17%	7.30%	4.17%	2/11/2015
Fund - Class R6: QIMRX	1.56%	7.69%	4.54%	2/11/2015

MSCI Daily TR Net World Ex USA Index**	2.67%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.71%, 0.97% and 0.62%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

AQR TM INTERNATIONAL MULTI-STYLE FUND VS. MSCI DAILY TR NET WORLD EX USA INDEX** VALUE OF $10,000 INVESTED ON 2/11/2015

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR TM Emerging Multi-Style Fund (the “Fund”) invests in stocks of attractively valued large and mid-cap emerging countries’ companies that have positive momentum and strong quality. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Quality styles. The Fund employs a tax management strategy which considers the potential impact of taxes on investment return.

For the one year period ended September 30, 2018, the Fund’s Class I returned -3.35% while the MSCI Daily TR Net Emerging Markets Index (the “Benchmark”) returned -0.81%. The Fund’s underperformance was driven primarily by stock selection within the consumer discretionary (-0.9%) and energy (-0.7%) sectors, and was partially offset by positive performance within financials (1.0%). The Fund’s performance was positively impacted by positioning across sectors.

Over the course of the period, the Fund’s largest active positions included sector overweights to information technology (3.0%) and materials (2.0%); the portfolio was underweight financials (-3.0%) and consumer staples (-2.3%).

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2018 AQR TM EMERGING MULTI-STYLE FUND
	1 Year	3 Year	Since Inception	Date of Inception
Fund - Class I: QTELX	-3.35%	10.01%	2.82%	2/11/2015
Fund - Class N: QTENX	-3.70%	9.71%	2.55%	2/11/2015
Fund - Class R6: QTERX	-3.27%	10.07%	2.90%	2/11/2015

MSCI Daily TR Net Emerging Market Index**	-0.81%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.86%, 1.12% and 0.77%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

AQR TM EMERGING MULTI-STYLE FUND VS. MSCI DAILY TR NET EMERGING MARKETS INDEX** VALUE OF $10,000 INVESTED ON 2/11/2015

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR Large Cap Momentum Style Fund (the “Fund”) invests in stocks of large and mid-cap U.S. companies with positive momentum. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.

For the one year period ended September 30, 2018, the Fund’s Class I returned 23.94% while the Russell 1000® Total Return Index (the “Benchmark”) returned 17.76%. The Fund’s outperformance was driven primarily by stock selection within the consumer discretionary (1.0%) and health care (0.9%) sectors.

Over the course of the period, the Fund’s largest active positions included sector overweights to the information technology (12.6%) and industrials (2.0%) sectors; the portfolio was underweight consumer staples (-4.8%) and energy (-3.6%).

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2018 AQR LARGE CAP MOMENTUM STYLE FUND
	1 Year	3 Year	5 Year	Since Inception	Date of Inception
Fund - Class I: AMOMX	23.94%	17.03%	13.41%	15.92%	7/9/2009
Fund - Class N: AMONX	23.61%	16.74%	13.13%	15.21%	12/17/2012
Fund - Class R6: QMORX	24.06%	17.14%	N/A	11.95%	7/10/2014

Russell 1000® Index Total Return	17.76%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.41%, 0.66% and 0.31%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

AQR LARGE CAP MOMENTUM STYLE FUND VS. RUSSELL 1000® INDEX TOTAL RETURN VALUE OF $10,000 INVESTED ON 7/9/2009

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR Small Cap Momentum Style Fund (the “Fund”) invests in stocks of small-cap U.S. companies with positive momentum. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.

For the one year period ended September 30, 2018, the Fund’s Class I returned 20.11% while the Russell 2000® Total Return Index (the “Benchmark”) returned 15.24%. The Fund’s outperformance was driven primarily by stock selection within the information technology (1.2%) and health care (0.8%) sectors.

Over the course of the period, the Fund’s largest active positions included sector overweights to the health care (8.4%) and consumer discretionary (3.1%) sectors; the portfolio was underweight financials (-5.7%) and real estate (-4.5%).

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2018 AQR SMALL CAP MOMENTUM STYLE FUND
	1 Year	3 Year	5 Year	Since Inception	Date of Inception
Fund - Class I: ASMOX	20.11%	16.78%	10.68%	16.11%	7/9/2009
Fund - Class N: ASMNX	19.84%	16.51%	10.41%	14.74%	12/17/2012
Fund - Class R6: QSMRX	20.26%	16.89%	N/A	10.85%	7/10/2014

Russell 2000® Total Return Index	15.24%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.64%, 0.86% and 0.54%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

AQR SMALL CAP MOMENTUM STYLE FUND VS. RUSSELL 2000® TOTAL RETURN INDEX VALUE OF $10,000 INVESTED ON 7/9/2009

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR International Momentum Style Fund (the “Fund”) invests in stocks of non-U.S. companies with positive momentum. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.

For the one year period ended September 30, 2018, the Fund’s Class I returned 4.31% while the MSCI Daily TR Net World Ex USA Index (the “Benchmark”) returned 2.67%. The Fund’s outperformance was driven primarily by stock selection within the consumer staples (0.5%) and consumer discretionary (0.5%) sectors.

Over the course of the period, the Fund’s largest active positions included sector overweights to information technology (6.0%) and consumer discretionary (4.9%); the portfolio was underweight consumer staples (-4.5%) and financials (-4.2%). Notable active positions also included a country overweight to Japan (9.0%) and Hong Kong (2.4%) and an underweight to the United Kingdom (-4.9%) and Canada (-3.7%).

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2018 AQR INTERNATIONAL MOMENTUM STYLE FUND
	1 Year	3 Year	5 Year	Since Inception	Date of Inception
Fund - Class I: AIMOX	4.31%	8.37%	2.98%	7.32%	7/9/2009
Fund - Class N: AIONX	4.02%	8.09%	2.72%	5.28%	12/17/2012
Fund - Class R6: QIORX	4.34%	8.47%	N/A	2.84%	7/10/2014

MSCI Daily TR Net World Ex USA Index**	2.67%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.63%, 0.88% and 0.53%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

AQR INTERNATIONAL MOMENTUM STYLE FUND VS. MSCI DAILY TR NET WORLD EX USA INDEX** VALUE OF $10,000 INVESTED ON 7/9/2009

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR Emerging Momentum Style Fund (the “Fund”) invests in stocks of emerging market companies with positive momentum. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.

For the one year period ended September 30, 2018, the Fund’s Class I returned -0.63% while the MSCI Daily TR Net Emerging Markets Index (the “Benchmark”) returned -0.81%. The Fund’s outperformance was driven primarily by stock selection within the financials (1.6%) and consumer discretionary (0.4%) sectors, while stock selection within the information technology sector detracted (-1.0%).

Over the course of the period, the Fund’s largest active positions included sector overweights to materials (3.6%) and health care (2.5%); the portfolio was underweight information technology (-6.9%) and telecommunication services (-3.3%).

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2018 AQR EMERGING MOMENTUM STYLE FUND
	1 Year	3 Year	Since Inception	Date of Inception
Fund - Class I: QEMLX	-0.63%	10.02%	2.51%	5/13/2014
Fund - Class N: QEMNX	-0.84%	9.77%	2.25%	5/13/2014
Fund - Class R6: QEMRX	-0.56%	10.09%	1.21%	7/10/2014

MSCI Daily TR Net Emerging Market Index**	-0.81%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 2.54%, 2.75% and 2.45%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

AQR EMERGING MOMENTUM STYLE FUND VS. MSCI DAILY TR NET EMERGING MARKETS INDEX** VALUE OF $10,000 INVESTED ON 5/13/2014

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR TM Large Cap Momentum Style Fund (the “Fund”) invests in stocks of large and mid-cap U.S. companies with positive momentum. The Fund is not actively managed to outperform a growth, value or core benchmark. The Fund employs a tax management strategy which considers the potential impact of taxes on investment return.

For the one year period ended September 30, 2018, the Fund’s Class I returned 24.87% while the Russell 1000® Total Return Index (the “Benchmark”) returned 17.76%. The Fund’s outperformance was driven primarily by stock selection within the consumer discretionary (1.4%) and health care (1.4%) sectors.

Over the course of the period, the Fund’s largest active positions included sector overweights to information technology (11.2%) and industrials (1.9%); the portfolio was underweight consumer staples (-4.4%) and energy (-3.4%).

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2018 AQR TM LARGE CAP MOMENTUM STYLE FUND
	1 Year	3 Year	5 Year	Since Inception	Date of Inception
Fund - Class I: ATMOX	24.87%	16.93%	13.53%	15.52%	1/27/2012
Fund - Class N: ATMNX	24.53%	16.70%	13.27%	15.27%	12/17/2012
Fund - Class R6: QTMRX	25.00%	17.05%	N/A	12.01%	7/10/2014

Russell 1000® Index Total Return	17.76%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.49%, 0.71% and 0.39%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

AQR TM LARGE CAP MOMENTUM STYLE FUND VS. RUSSELL 1000® INDEX TOTAL RETURN VALUE OF $10,000 INVESTED ON 1/27/2012

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR TM Small Cap Momentum Style Fund (the “Fund”) invests in stocks of small-cap U.S. companies with positive momentum. The Fund employs a tax management strategy which considers the potential impact of taxes on investment return.

For the one year period ended September 30, 2018, the Fund’s Class I returned 18.75% while the Russell 2000® Total Return Index (the “Benchmark”) returned 15.24%. The Fund’s outperformance was driven primarily by stock selection within the health care (0.7%) and financials (0.7%) sectors.

Over the course of the period, the Fund’s largest active positions included sector overweights to the health care (8.9%) and information technology (3.4%) sectors; the portfolio was underweight financials (-4.5%) and real estate (-3.9%).

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2018 AQR TM SMALL CAP MOMENTUM STYLE FUND
	1 Year	3 Year	5 Year	Since Inception	Date of Inception
Fund - Class I: ATSMX	18.75%	16.52%	10.28%	14.40%	1/27/2012
Fund - Class N: ATSNX	18.43%	16.28%	10.03%	14.51%	12/17/2012
Fund - Class R6: QTSRX	18.85%	16.64%	N/A	10.86%	7/10/2014

Russell 2000® Total Return Index	15.24%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.93%, 1.13% and 0.84%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

AQR TM SMALL CAP MOMENTUM STYLE FUND VS. RUSSELL 2000® TOTAL RETURN INDEX VALUE OF $10,000 INVESTED ON 1/27/2012

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR TM International Momentum Style Fund (the “Fund”) invests in stocks of large and mid-cap non-U.S. companies with positive momentum. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum. The Fund employs a tax management strategy which considers the potential impact of taxes on investment return.

For the one year period ended September 30, 2018, the Fund’s Class I returned 2.93% while the MSCI Daily TR Net World Ex USA Index (the “Benchmark”) returned 2.67%. The Fund’s outperformance was driven primarily by stock selection within the consumer staples (0.3%) and energy (0.2%) sectors.

Over the course of the period, the Fund’s largest active positions within the stock selection strategy included sector overweights to information technology (6.9%) and consumer discretionary (2.6%); the portfolio was underweight consumer staples (-3.9%) and financials (-3.1%). Notable active positions also included a country overweight to Japan (8.9%) and Germany (1.8%) and an underweight to the United Kingdom (-4.1%) and France (-3.8%).

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2018 AQR TM INTERNATIONAL MOMENTUM STYLE FUND
	1 Year	3 Year	5 Year	Since Inception	Date of Inception
Fund - Class I: ATIMX	2.93%	7.76%	2.97%	6.83%	1/27/2012
Fund - Class N: ATNNX	2.75%	7.55%	2.77%	5.36%	12/17/2012
Fund - Class R6: QTIRX	3.03%	7.87%	N/A	2.36%	7/10/2014

MSCI Daily TR Net World Ex USA Index**	2.67%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.75%, 0.96% and 0.66%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

AQR TM INTERNATIONAL MOMENTUM STYLE FUND VS. MSCI DAILY TR NET WORLD EX USA INDEX** VALUE OF $10,000 INVESTED ON 1/27/2012

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

Michele Aghassi

Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Dear Shareholder:

The AQR Large Cap Defensive Style Fund (the “Fund”) pursues a defensive strategy in the U.S. market, meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. To achieve this objective, the Fund invests in a broadly diversified set of large/mid-cap companies that we believe to be profitable, stable, low-risk businesses. The Fund also favors lower beta stocks, which tend to be less sensitive to fluctuations in the overall economy and the stock market. We expect lower beta stocks to produce higher risk-adjusted returns than higher beta stocks over the long term.

For the one year period ended September 30, 2018, the Fund’s Class I returned 18.92% while the Russell 1000® Total Return Index (the “Benchmark”) returned 17.76%. The Fund’s outperformance was driven primarily by stock selection within the health care (1.6%) and consumer staples (0.7%) sectors.

Over the course of the period, the Fund’s largest active positions included sector overweights to utilities (8.0%) and consumer staples (7.6%); the portfolio was underweight energy (-5.6%) and information technology (-5.4%).

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2018 AQR LARGE CAP DEFENSIVE STYLE FUND
	1 Year	3 Year	5 Year	Since Inception	Date of Inception
Fund - Class I: AUEIX	18.92%	17.06%	15.31%	15.89%	7/9/2012
Fund - Class N: AUENX	18.58%	16.76%	15.03%	15.60%	7/9/2012
Fund - Class R6: QUERX	18.99%	17.16%	N/A	14.70%	9/2/2014

Russell 1000® Index Total Return	17.76%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.42%, 0.68% and 0.33%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

AQR LARGE CAP DEFENSIVE STYLE FUND VS. RUSSELL 1000® INDEX TOTAL RETURN VALUE OF $10,000 INVESTED ON 7/9/2012

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

Michele Aghassi

Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Dear Shareholder:

The AQR International Defensive Style Fund (the “Fund”) pursues a defensive strategy in developed markets outside of the U.S., meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. To achieve this objective, the Fund invests in a broadly diversified set of large/mid-cap companies that we believe to be profitable, stable, low-risk businesses. The Fund also favors lower beta stocks, which tend to be less sensitive to fluctuations in the overall economy and the stock market. We expect lower beta stocks to produce higher risk-adjusted returns than higher beta stocks over the long term.

For the one year period ended September 30, 2018, the Fund’s Class I returned 3.15% while the MSCI Daily TR Net World Ex USA Index (the “Benchmark”) returned 2.67%. The Fund’s outperformance was driven primarily by stock selection within the financials (0.8%) and consumer staples (0.7%) sectors.

Over the course of the period, the Fund’s largest active positions included sector overweights to consumer staples (8.1%) and utilities (6.5%); the portfolio was underweight financials (-9.9%) and energy (-3.3%). Notable active positions also included a country overweight to Japan (7.2%) and Canada (3.6%) and an underweight to the United Kingdom (-5.1%) and Germany (-4.5%).

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2018 AQR INTERNATIONAL DEFENSIVE STYLE FUND
	1 Year	3 Year	5 Year	Since Inception	Date of Inception
Fund - Class I: ANDIX	3.15%	9.01%	5.17%	7.21%	7/9/2012
Fund - Class N: ANDNX	2.90%	8.75%	4.89%	6.94%	7/9/2012
Fund - Class R6: ANDRX	3.32%	9.14%	N/A	3.51%	9/2/2014

MSCI Daily TR Net World Ex USA Index**	2.67%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.68%, 0.93% and 0.58%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

AQR INTERNATIONAL DEFENSIVE STYLE FUND VS. MSCI DAILY TR NET WORLD EX USA INDEX** VALUE OF $10,000 INVESTED ON 7/9/2012

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

Michele Aghassi

Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Dear Shareholder:

The AQR Emerging Defensive Style Fund (the “Fund”) pursues a defensive strategy in emerging markets, meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. To achieve this objective, the Fund invests in a broadly diversified set of large/midcap companies that we believe to be profitable, stable, low-risk businesses. The Fund also favors lower beta stocks, which tend to be less sensitive to fluctuations in the overall economy and the stock market. We expect lower beta stocks to produce higher risk-adjusted returns than higher beta stocks over the long term.

For the one year period ended September 30, 2018, the Fund’s Class I returned 3.77% while the MSCI Daily TR Net Emerging Markets Index (the “Benchmark”) returned -0.81%. The Fund’s outperformance was driven primarily by stock selection within the consumer discretionary (1.6%) and financials (1.4%) sectors.

Over the course of the period, the Fund’s largest active positions included sector overweights to consumer staples (11%) and telecommunication services (6%); the portfolio was underweight information technology (-16%) and materials (-5%). Notable active positions also included a country overweight to Malaysia (6%) and Thailand (5%) and an underweight to China (-13%) and Russia (-3%).

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2018 AQR EMERGING DEFENSIVE STYLE FUND
	1 Year	3 Year	5 Year	Since Inception	Date of Inception
Fund - Class I: AZEIX	3.77%	7.85%	0.60%	1.09%	7/9/2012
Fund - Class N: AZENX	3.39%	7.57%	0.38%	0.86%	7/9/2012
Fund - Class R6: AZERX	3.76%	7.90%	N/A	-1.42%	9/2/2014

MSCI Daily TR Net Emerging Markets Index**	-0.81%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 1.08%, 1.29% and 0.98%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

AQR EMERGING DEFENSIVE STYLE FUND VS. MSCI DAILY TR NET EMERGING MARKETS INDEX** VALUE OF $10,000 INVESTED ON 7/9/2012

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR GLOBAL EQUITY FUND

Cliff Asness

Managing & Founding Principal

John Liew

Founding Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Michael Katz

Principal

Oktay Kurbanov

Principal

Dear Shareholder:

The AQR Global Equity Fund (the “Fund”) is actively managed, and it seeks to outperform its benchmark in three ways: by selecting stocks within each country and by using futures and forwards contracts to over-and under-weight countries and currencies relative to the benchmark.

For the one year period ended September 30, 2018, the Fund’s Class I returned 7.65% while the MSCI Daily TR Net World Index (the “Benchmark”) returned 11.24%. The portfolio’s underperformance was driven primarily by country selection (-1.9%) and stock selection (-1.4%), with currency selection partially offsetting losses (0.6%).

Specifically within the stock selection strategy, compositional differences between the portfolio and the benchmark (-1.8%) contributed most to negative performance, with the main drivers being within the information technology (-1.6%) and consumer discretionary (-0.6%) sectors. This was partially offset by positive performance within the energy sector (0.4%). Losses in country selection were driven by underweight positions in the U.S. and Australia and an overweight position in Italy, while an overweight position in Japan partially offset losses. Within currency selection, gains were primarily driven by underweight positions in the Swedish krona and euro, with an overweight position in the Australian dollar partially offsetting gains.

Over the course of the period, the Fund’s largest active positions within the stock selection strategy included overweights to the information technology (2.7%) and materials (2.3%) sectors; the portfolio was underweight consumer staples (-3.7%) and financials (-3.6%). Our largest average overweight positions in country selection were in Japan and Hong Kong, while our largest underweight positions were in Australia and the U.S. Within currency selection, our largest average overweight positions were in the Japanese yen and Canadian dollar, while our largest underweights were in the Swiss franc and Swedish krona.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2018 AQR GLOBAL EQUITY FUND PERFORMANCE SINCE COMMENCEMENT OF OPERATIONS AS A MUTUAL FUND
	1 Year	3 Year	5 Year	Since Inception	Date of Inception
Fund - Class I: AQGIX	7.65%	13.09%	9.68%	10.32%	12/31/2009
Fund - Class N: AQGNX	7.36%	12.81%	9.41%	10.02%	12/31/2009
Fund - Class R6: AQGRX	7.74%	13.21%	N/A	8.53%	1/8/2014

MSCI Daily TR Net World Index**	11.24%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.90%, 1.15% and 0.78%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR GLOBAL EQUITY FUND

AQR GLOBAL EQUITY FUND VS. MSCI DAILY TR NET WORLD INDEX** VALUE OF $10,000 INVESTED ON 12/31/2009

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2018 AQR GLOBAL EQUITY FUND PERFORMANCE SINCE INCEPTION OF PREDECESSOR LIMITED PARTNERSHIP
	1 Year	3 Year	5 Year	10 Year	Since Inception	Date of Inception
Fund - Class I: AQGIX	7.65%	13.09%	9.68%	9.36%	6.34%	6/30/2006
Fund - Class N: AQGNX	7.36%	12.81%	9.41%	9.06%	6.03%	6/30/2006
Fund - Class R6: AQGRX	7.74%	13.21%	N/A	N/A	8.53%	1/08/2014

MSCI Daily TR Net World Index**	11.24%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.90%, 1.15% and 0.78, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR GLOBAL EQUITY FUND

AQR GLOBAL EQUITY FUND VS. MSCI DAILY TR NET WORLD INDEX** VALUE OF $10,000 INVESTED ON 6/30/2006

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Cliff Asness

Managing & Founding Principal

John Liew

Founding Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Michael Katz

Principal

Oktay Kurbanov

Principal

Dear Shareholder:

The AQR International Equity Fund (the “Fund”) is actively managed, and it seeks to outperform its benchmark in three ways: by selecting stocks within each country and by using futures and forwards contracts to over-and under-weight countries and currencies relative to the benchmark.

For the one year period ended September 30, 2018, the Fund’s Class I returned -1.24% while the MSCI Daily TR Net EAFE Index (the “Benchmark”) returned 2.74%. The portfolio’s underperformance was driven primarily by stock selection (-3.3%), with country selection also slightly detracting (-0.1%). Losses were partially offset by currency selection (0.5%).

Specifically within the stock selection strategy, compositional differences between the portfolio and the benchmark (-3.2%) contributed most to negative performance, with the main drivers being within the information technology (-1.4%) and industrials (-1.0%) sectors. Small losses in country selection were driven by overweight positions in Italy and Germany, while gains from an overweight in Japan and an underweight in Switzerland mostly offset losses. Positive performance in currency selection was driven by an underweight in the euro and an overweight in the Japanese yen, while losses from an underweight in the British pound and an overweight in the Australian dollar partially offset gains.

Over the course of the period, the Fund’s largest active positions within the stock selection strategy included overweights to the materials (3.5%) and information technology (2.9%) sectors; the portfolio was underweight financials (-4.4%) and consumer staples (-3.8%). Our largest average overweight positions in country selection were in Japan and Hong Kong, while our largest underweight positions were in the U.K. and Switzerland. Within currency selection, our largest average overweight positions were in the Japanese yen and U.S. dollar, while our largest underweights were in the euro and Swiss franc.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2018 AQR INTERNATIONAL EQUITY FUND PERFORMANCE SINCE COMMENCEMENT OF OPERATIONS AS A MUTUAL FUND
	1 Year	3 Year	5 Year	Since Inception	Date of Inception
Fund - Class I: AQIIX	-1.24%	9.01%	4.56%	6.13%	9/29/2009
Fund - Class N: AQINX	-1.41%	8.76%	4.30%	5.84%	9/29/2009
Fund - Class R6: AQIRX	-1.23%	9.11%	N/A	3.67%	1/8/2014

MSCI Daily TR Net EAFE Index**	2.74%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.94%, 1.20% and 0.81%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR INTERNATIONAL EQUITY FUND

AQR INTERNATIONAL EQUITY FUND VS. MSCI DAILY TR NET EAFE INDEX** VALUE OF $10,000 INVESTED ON 9/29/2009

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2018 AQR INTERNATIONAL EQUITY FUND PERFORMANCE SINCE INCEPTION OF PREDECESSOR LIMITED PARTNERSHIP
	1 Year	3 Year	5 Year	10 Year	Since Inception	Date of Inception
Fund - Class I: AQIIX	-1.24%	9.01%	4.56%	6.27%	6.10%	7/31/2004
Fund - Class N: AQINX	-1.41%	8.76%	4.30%	5.98%	5.78%	7/31/2004
Fund - Class R6: AQIRX	-1.23%	9.11%	N/A	N/A	3.67%	1/08/2014

MSCI Daily TR Net EAFE Index**	2.74%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.94%, 1.20% and 0.81%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR INTERNATIONAL EQUITY FUND

AQR INTERNATIONAL EQUITY FUND VS. MSCI DAILY TR NET EAFE INDEX** VALUE OF $10,000 INVESTED ON 7/31/2004

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

Michele Aghassi

Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Dear Shareholder:

Using a systematic, multi-factor investment research process, the AQR Large Cap Relaxed Constraint Equity Fund (the “Fund”) develops a ranking of every stock in the investable universe. Based on these rankings, the Fund over- and underweights securities, industries, and sectors relative to its benchmark index. “Relaxed Constraint” reflects the Fund’s ability to take long and short positions in the equity securities in which it invests. The Fund generally intends to target a long exposure of 130% of the Fund’s net assets with a short exposure of 30% of the Fund’s net assets. Actual long and short exposures, however, will vary according to market conditions. The Fund’s long exposures are expected to range between 120% and 140% of the Fund’s net assets. The Fund’s short exposures are expected to range between 20% and 40% of the Fund’s net assets.

Selling securities short allows the Fund to reflect to a greater extent, compared to a long-only approach, the Fund’s views on securities it expects to underperform. Reinvesting the short sale proceeds allows the Fund to take additional long positions, increasing the portfolio’s exposure to securities the Manager expects to outperform.

For the one year period ended September 30, 2018, the Fund’s Class I returned 11.95% while the Russell 1000® Total Return Index (the “Benchmark”) returned 17.76%. The Fund’s underperformance was driven primarily by stock selection within the information technology (-2.8%) and consumer discretionary (-1.5%) sectors.

Over the course of the period, the Fund’s largest active positions included sector overweights to information technology (4.9%) and industrials (3.3%), while the portfolio was underweight consumer staples (-4.1%) and energy (-2.4%).

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2018 AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND
	1 Year	Since Inception	Date of Inception
Fund - Class I: QLRIX	11.95%	14.00%	12/14/2016
Fund - Class N: QLRNX	11.72%	13.70%	12/14/2016
Fund - Class R6: QLRRX	12.09%	14.08%	12/14/2016

Russell 1000® Index Total Return	17.76%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 2.70%, 4.23% and 3.95%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND VS. RUSSELL 1000® TR INDEX VALUE OF $10,000 INVESTED ON 12/14/2016

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

Michele Aghassi

Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Dear Shareholder:

Using a systematic, multi-factor investment research process, the AQR Small Cap Relaxed Constraint Equity Fund (the “Fund”) develops a ranking of every stock in the investable universe. Based on these rankings, the Fund over- and underweights securities, industries, and sectors relative to its benchmark index. “Relaxed Constraint” reflects the Fund’s ability to take long and short positions in the equity securities in which it invests. The Fund generally intends to target a long exposure of 130% of the Fund’s net assets with a short exposure of 30% of the Fund’s net assets. Actual long and short exposures, however, will vary according to market conditions. The Fund’s long exposures are expected to range between 120% and 140% of the Fund’s net assets. The Fund’s short exposures are expected to range between 20% and 40% of the Fund’s net assets.

Selling securities short allows the Fund to reflect to a greater extent, compared to a long-only approach, the Fund’s views on securities it expects to underperform. Reinvesting the short sale proceeds allows the Fund to take additional long positions, increasing the portfolio’s exposure to securities the Manager expects to outperform.

For the one year period ended September 30, 2018, Fund’s Class I returned 2.86% while the Russell 2000® Total Return Index (the “Benchmark”) returned 15.24%. The Fund’s underperformance was driven primarily by stock selection within the information technology (-4.3%), industrials (-2.7%) and consumer discretionary (-1.8%) sectors, and was partially offset by positive performance within energy (0.4%).

Over the course of the period, the Fund’s largest active positions included sector overweights to information technology (4.8%) and industrials (4.1%); the portfolio was underweight real estate (-4.7%) and health care (-3.0%).

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2018 AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND
	1 Year	Since Inception	Date of Inception
Fund - Class I: QSRIX	2.86%	3.55%	12/14/2016
Fund - Class N: QSRNX	2.70%	3.30%	12/14/2016
Fund - Class R6: QSRRX	3.04%	3.65%	12/14/2016

Russell 2000® Total Return Index	15.24%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 6.63%, 6.83% and 6.54%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND VS. RUSSELL 2000® INDEX VALUE OF $10,000 INVESTED ON 12/14/2016

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

Michele Aghassi

Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Dear Shareholder:

Using a systematic, multi-factor investment research process, the AQR International Relaxed Constraint Equity Fund (the “Fund”) develops a ranking of every stock in the investable universe. Based on these rankings, the Fund over- and underweights securities, industries, and sectors relative to its benchmark index. “Relaxed Constraint” reflects the Fund’s ability to take long and short positions in the equity securities in which it invests. The Fund generally intends to target a long exposure of 130% of the Fund’s net assets with a short exposure of 30% of the Fund’s net assets. Actual long and short exposures, however, will vary according to market conditions. The Fund’s long exposures are expected to range between 120% and 140% of the Fund’s net assets. The Fund’s short exposures are expected to range between 20% and 40% of the Fund’s net assets.

Selling securities short allows the Fund to reflect to a greater extent, compared to a long-only approach, the Fund’s views on securities it expects to underperform. Reinvesting the short sale proceeds allows the Fund to take additional long positions, increasing the portfolio’s exposure to securities the Manager expects to outperform.

For the one year period ended September 30, 2018, the Fund’s Class I returned -3.45% while the MSCI Daily TR Net World Ex USA Index (the “Benchmark”) returned 2.74%. The Fund’s underperformance was driven primarily by stock selection within the information technology (-2.1%), industrials (-1.8%), and consumer discretionary (-1.2%) sectors, but was partially offset by positive performance within consumer staples (0.4%).

Over the course of the period, the Fund’s largest active positions included sector overweights to the information technology (5.2%) and materials (2.8%) sectors; the portfolio was underweight financials (-5.2%) and consumer staples (-4.5%). Notable active positions also included a country overweights to Finland (0.6%), and an underweights to Japan (-0.6%) and Australia (-0.6%).

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2018 AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND
	1 Year	Since Inception	Date of Inception
Fund - Class I: QIRIX	-3.45%	12.33%	12/14/2016
Fund - Class N: QIRNX	-3.68%	12.03%	12/14/2016
Fund - Class R6: QIRRX	-3.42%	12.39%	12/14/2016

MSCI Daily TR Net EAFE Index**	2.74%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 3.83%, 4.21% and 4.20%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND VS. MSCI EAFE INDEX VALUE OF $10,000 INVESTED ON 12/14/2016

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

Michele Aghassi

Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Dear Shareholder:

Using a systematic, multi-factor investment research process, the AQR Emerging Relaxed Constraint Equity Fund (the “Fund”) develops a ranking of every stock in the investable universe. Based on these rankings, the Fund over- and underweights securities, industries, and sectors relative to its benchmark index. “Relaxed Constraint” reflects the Fund’s ability to take long and short positions in the equity securities in which it invests. The Fund generally intends to target a long exposure of 130% of the Fund’s net assets with a short exposure of 30% of the Fund’s net assets. Actual long and short exposures, however, will vary according to market conditions. The Fund’s long exposures are expected to range between 120% and 140% of the Fund’s net assets. The Fund’s short exposures are expected to range between 20% and 40% of the Fund’s net assets.

Selling securities short allows the Fund to reflect to a greater extent, compared to a long-only approach, the Fund’s views on securities it expects to underperform. Reinvesting the short sale proceeds allows the Fund to take additional long positions, increasing the portfolio’s exposure to securities the Manager expects to outperform.

For the one year period ended September 30, 2018, the Fund’s Class I returned -1.30% while the MSCI Daily TR Net Emerging Markets Index (the “Benchmark”) returned -0.81%. The Fund’s underperformance was driven primarily by stock selection within the information technology (-2.8%) and materials (-1.5%), and healthcare (-1.0%) sectors. The Fund’s performance was positively impacted by positioning across sectors.

Over the course of the period, the Fund’s largest active positions included sector overweights to information technology (6.5%) and materials (4.7%); the portfolio was underweight consumer staples (-5.9%) and utilities (-3.9%).

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2018 AQR EMERGING RELAXED CONSTRAINT EQUITY FUND
	1 Year	Since Inception	Date of Inception
Fund - Class I: QERIX	-1.30%	13.37%	12/14/2016
Fund - Class N: QERNX	-1.52%*	13.08%	12/14/2016
Fund - Class R6: QERRX	-1.25%	13.45%	12/14/2016

MSCI Daily TR Net Emerging Market Index**	-0.81%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 3.89%, 4.23% and 3.73%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2018

Shareholder Letter (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND VS. MSCI EMERGING MARKETS INDEX VALUE OF $10,000 INVESTED ON 12/14/2016

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

*	Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 9/30/2018 for financial reporting purposes, and as a result, the net asset values for shareholder transactions and the total returns based on those net asset values differ from the adjusted net asset values and total returns for financial reporting.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 97.0%

Aerospace & Defense - 5.4%
Boeing Co. (The)	58,282	$21,675,076
Curtiss-Wright Corp.	31,732	4,360,611
General Dynamics Corp.	41,024	8,398,433
Hexcel Corp.	12,576	843,221
Huntington Ingalls Industries, Inc.	71,000	18,181,680
L3 Technologies, Inc.	13,444	2,858,463
Raytheon Co.	120,660	24,935,596
Spirit AeroSystems Holdings, Inc., Class A	167,960	15,396,893
Teledyne Technologies, Inc. *	22,116	5,455,575
Textron, Inc.	46,291	3,308,418

		105,413,966

Air Freight & Logistics - 1.6%
CH Robinson Worldwide, Inc.	11,145	1,091,318
Expeditors International of Washington, Inc.	57,508	4,228,563
FedEx Corp.	110,745	26,666,289

		31,986,170

Airlines - 0.3%
JetBlue Airways Corp. *	263,227	5,096,075

Auto Components - 0.4%
Lear Corp.	49,671	7,202,295

Banks - 6.1%
Bank of America Corp.	275,216	8,107,863
BB&T Corp.	18,632	904,397
Citigroup, Inc.	172,695	12,389,139
Fifth Third Bancorp	110,423	3,083,010
JPMorgan Chase & Co.	360,812	40,714,026
PNC Financial Services Group, Inc. (The)	93,068	12,674,931
Popular, Inc.	11,051	566,364
SunTrust Banks, Inc.	218,159	14,570,840
TCF Financial Corp.	128,864	3,068,252
US Bancorp	221,818	11,714,209
Wells Fargo & Co.	223,191	11,730,919

		119,523,950

Biotechnology - 3.1%
AbbVie, Inc.	108,283	10,241,406
Amgen, Inc.	34,578	7,167,674
Biogen, Inc. *	51,990	18,368,587
Celgene Corp. *	22,588	2,021,400
Exelixis, Inc. *	144,352	2,557,917
Gilead Sciences, Inc.	150,082	11,587,831
United Therapeutics Corp. *	68,652	8,779,218

		60,724,033

Capital Markets - 1.5%
Ameriprise Financial, Inc.	65,205	9,628,170
Bank of New York Mellon Corp. (The)	31,477	1,605,012
CME Group, Inc.	49,046	8,348,120
Federated Investors, Inc., Class B	33,060	797,407
MSCI, Inc.	11,103	1,969,783
State Street Corp.	6,942	581,601
T. Rowe Price Group, Inc.	64,789	7,073,663

		30,003,756

INVESTMENTS	SHARES	VALUE
Chemicals - 3.1%
Eastman Chemical Co.	144,755	$13,855,949
Huntsman Corp.	510,732	13,907,232
LyondellBasell Industries NV, Class A	267,435	27,414,762
Westlake Chemical Corp.	72,469	6,022,898

		61,200,841

Commercial Services & Supplies - 0.6%
Cintas Corp.	2,867	567,121
Copart, Inc. *	22,310	1,149,634
Rollins, Inc.	16,121	978,384
Waste Management, Inc.	108,604	9,813,458

		12,508,597

Communications Equipment - 1.5%
Cisco Systems, Inc.	459,123	22,336,334
F5 Networks, Inc. *	29,407	5,864,344

		28,200,678

Consumer Finance - 0.2%
Credit Acceptance Corp. *(a)	6,587	2,885,567
Santander Consumer USA Holdings, Inc.	27,371	548,515

		3,434,082

Distributors - 0.1%
LKQ Corp. *	30,523	966,663

Diversified Consumer Services - 0.0% (b)
Graham Holdings Co., Class B	1,454	842,302

Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc., Class B *	132,888	28,452,650

Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	145,642	7,775,826

Electric Utilities - 1.8%
Evergy, Inc.	24,878	1,366,300
Exelon Corp.	729,990	31,871,363
Pinnacle West Capital Corp.	31,411	2,487,123

		35,724,786

Electrical Equipment - 0.3%
Eaton Corp. plc	73,118	6,341,524

Electronic Equipment, Instruments & Components - 0.5%
Arrow Electronics, Inc. *	29,777	2,195,160
Coherent, Inc. *	11,135	1,917,336
FLIR Systems, Inc.	63,575	3,907,955
Jabil, Inc.	38,131	1,032,588
Zebra Technologies Corp., Class A *	5,677	1,003,864

		10,056,903

Entertainment - 1.6%
Activision Blizzard, Inc.	107,418	8,936,103
Electronic Arts, Inc. *	4,775	575,340
Twenty-First Century Fox, Inc., Class A	75,076	3,478,271
Viacom, Inc., Class B	447,527	15,108,511
Walt Disney Co. (The)	11,322	1,323,995
Zynga, Inc., Class A *	237,600	952,776

		30,374,996

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Food & Staples Retailing - 1.2%
Kroger Co. (The)	195,441	$5,689,288
Walmart, Inc.	192,807	18,106,505

		23,795,793

Food Products - 1.5%
Archer-Daniels-Midland Co.	137,573	6,915,795
Ingredion, Inc.	44,031	4,621,494
Pilgrim’s Pride Corp. *	253,693	4,589,306
Tyson Foods, Inc., Class A	203,658	12,123,761

		28,250,356

Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	82,953	6,085,432
Align Technology, Inc. *	3,658	1,431,083
Baxter International, Inc.	153,476	11,831,465
Danaher Corp.	147,142	15,988,450
Medtronic plc	88,396	8,695,514
Varian Medical Systems, Inc. *	5,314	594,796

		44,626,740

Health Care Providers & Services - 3.5%
Aetna, Inc.	23,243	4,714,843
Anthem, Inc.	17,042	4,670,360
Cigna Corp.	98,500	20,512,625
Express Scripts Holding Co. *	42,995	4,084,955
Humana, Inc.	54,741	18,530,923
UnitedHealth Group, Inc.	6,051	1,609,808
WellCare Health Plans, Inc. *	42,633	13,663,450

		67,786,964

Hotels, Restaurants & Leisure - 1.0%
Carnival Corp.	41,783	2,664,502
Darden Restaurants, Inc.	105,950	11,780,581
Las Vegas Sands Corp.	57,348	3,402,457
Wyndham Hotels & Resorts, Inc.	14,811	823,047

		18,670,587

Household Durables - 0.3%
PulteGroup, Inc.	91,646	2,270,071
Toll Brothers, Inc.	84,224	2,781,919

		5,051,990

Independent Power and Renewable Electricity Producers - 0.1%
Vistra Energy Corp. *	45,975	1,143,858

Industrial Conglomerates - 0.1%
Honeywell International, Inc.	10,768	1,791,795

Insurance - 4.9%
Aflac, Inc.	175,965	8,282,673
Allstate Corp. (The)	239,582	23,646,743
American Financial Group, Inc.	78,029	8,658,878
Assured Guaranty Ltd.	166,204	7,018,795
Athene Holding Ltd., Class A *	67,934	3,509,470
CNA Financial Corp.	19,946	910,535
Everest Re Group Ltd.	44,816	10,239,112
Fidelity National Financial, Inc.	22,608	889,625
First American Financial Corp.	91,556	4,723,374
Old Republic International Corp.	105,071	2,351,489
Prudential Financial, Inc.	37,544	3,803,958
Reinsurance Group of America, Inc.	54,703	7,907,866
Travelers Cos., Inc. (The)	101,413	13,154,280

		95,096,798

INVESTMENTS	SHARES	VALUE
Interactive Media & Services - 5.4%
Alphabet, Inc., Class A *	29,042	$35,056,017
Alphabet, Inc., Class C *	20,887	24,928,008
Facebook, Inc., Class A *	194,548	31,995,364
IAC/InterActiveCorp *	40,066	8,683,104
Match Group, Inc. *(a)	87,095	5,043,671

		105,706,164

Internet & Direct Marketing Retail - 3.8%
Amazon.com, Inc. *	24,309	48,690,927
Booking Holdings, Inc. *	4,743	9,410,112
eBay, Inc. *	181,859	6,004,984
Netflix, Inc. *	21,144	7,910,605
Qurate Retail, Inc. *	46,579	1,034,520

		73,051,148

IT Services - 4.3%
Accenture plc, Class A	54,344	9,249,349
Akamai Technologies, Inc. *	158,296	11,579,353
Amdocs Ltd.	23,355	1,540,963
Booz Allen Hamilton Holding Corp.	79,748	3,957,893
Broadridge Financial Solutions, Inc.	9,439	1,245,476
Cognizant Technology Solutions Corp., Class A	130,114	10,038,295
CoreLogic, Inc. *	12,137	599,689
DXC Technology Co.	156,881	14,671,511
International Business Machines Corp.	130,997	19,808,056
Total System Services, Inc.	58,776	5,803,542
VeriSign, Inc. *	15,405	2,466,649
Visa, Inc., Class A	19,652	2,949,569

		83,910,345

Life Sciences Tools & Services - 1.2%
Bio-Techne Corp.	4,988	1,018,101
Charles River Laboratories International, Inc. *	34,207	4,602,210
IQVIA Holdings, Inc. *	12,803	1,661,061
Thermo Fisher Scientific, Inc.	61,593	15,033,619

		22,314,991

Machinery - 1.0%
Allison Transmission Holdings, Inc.	72,855	3,789,188
Cummins, Inc.	17,141	2,503,786
ITT, Inc.	15,712	962,517
Oshkosh Corp.	85,049	6,058,891
Snap-on, Inc.	5,928	1,088,381
Terex Corp.	103,996	4,150,480
Trinity Industries, Inc.	24,673	904,019

		19,457,262

Media - 0.1%
John Wiley & Sons, Inc., Class A	33,392	2,023,555

Metals & Mining - 0.2%
Reliance Steel & Aluminum Co.	34,803	2,968,348
Steel Dynamics, Inc.	34,465	1,557,473

		4,525,821

Multiline Retail - 2.3%
Kohl’s Corp.	184,154	13,728,681
Macy’s, Inc.	222,595	7,730,724

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Multiline Retail - 2.3% (continued)
Target Corp.	262,210	$23,129,544

		44,588,949

Multi-Utilities - 1.8%
Ameren Corp.	210,073	13,280,815
Consolidated Edison, Inc.	222,068	16,919,361
DTE Energy Co.	10,304	1,124,476
Public Service Enterprise Group, Inc.	80,361	4,242,257

		35,566,909

Oil, Gas & Consumable Fuels - 3.9%
ConocoPhillips	131,294	10,162,155
Energen Corp. *	12,509	1,077,900
HollyFrontier Corp.	336,124	23,495,068
Marathon Petroleum Corp.	100,743	8,056,418
PBF Energy, Inc., Class A	307,278	15,336,245
Pioneer Natural Resources Co.	10,426	1,816,105
Valero Energy Corp.	146,881	16,707,714

		76,651,605

Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	16,214	2,356,219
Nu Skin Enterprises, Inc., Class A	10,808	890,795

		3,247,014

Pharmaceuticals - 2.8%
Johnson & Johnson	122,504	16,926,378
Merck & Co., Inc.	72,131	5,116,973
Mylan NV *	133,412	4,882,879
Nektar Therapeutics *	14,967	912,388
Pfizer, Inc.	513,384	22,624,833
Zoetis, Inc.	34,871	3,192,789

		53,656,240

Professional Services - 0.6%
ManpowerGroup, Inc.	12,396	1,065,560
Robert Half International, Inc.	163,439	11,502,837

		12,568,397

Road & Rail - 0.9%
Landstar System, Inc.	15,599	1,903,078
Norfolk Southern Corp.	21,482	3,877,501
Old Dominion Freight Line, Inc.	12,620	2,035,101
Union Pacific Corp.	62,167	10,122,653

		17,938,333

Semiconductors & Semiconductor Equipment - 5.9%
Applied Materials, Inc.	59,780	2,310,497
Broadcom, Inc.	13,016	3,211,438
First Solar, Inc. *	35,816	1,734,211
Intel Corp.	810,082	38,308,778
Lam Research Corp.	83,636	12,687,581
Micron Technology, Inc. *	658,397	29,779,296
NVIDIA Corp.	14,717	4,135,771
ON Semiconductor Corp. *	102,964	1,897,627
Skyworks Solutions, Inc.	81,816	7,421,529
Texas Instruments, Inc.	117,113	12,565,054

		114,051,782

INVESTMENTS	SHARES	VALUE
Software - 6.2%
Adobe Systems, Inc. *	60,961	$16,456,422
CA, Inc.	48,627	2,146,882
Cadence Design Systems, Inc. *	49,743	2,254,353
Dell Technologies, Inc., Class V *	6,849	665,175
Fortinet, Inc. *	65,903	6,080,870
Intuit, Inc.	3,570	811,818
Manhattan Associates, Inc. *	50,181	2,739,882
Microsoft Corp.	593,591	67,889,003
Oracle Corp.	243,396	12,549,498
Paycom Software, Inc. *	7,086	1,101,235
VMware, Inc., Class A *	44,520	6,947,791

		119,642,929

Specialty Retail - 2.8%
AutoNation, Inc. *	21,381	888,381
Best Buy Co., Inc.	237,902	18,879,903
Dick’s Sporting Goods, Inc.	63,727	2,261,034
Foot Locker, Inc.	122,948	6,267,889
Gap, Inc. (The)	125,133	3,610,087
Home Depot, Inc. (The)	24,149	5,002,465
Ross Stores, Inc.	11,025	1,092,578
TJX Cos., Inc. (The)	18,736	2,098,807
Urban Outfitters, Inc. *	123,438	5,048,614
Williams-Sonoma, Inc. (a)	150,952	9,920,565

		55,070,323

Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	312,385	70,517,790
HP, Inc.	134,661	3,470,214
Western Digital Corp.	73,850	4,323,179

		78,311,183

Textiles, Apparel & Luxury Goods - 2.9%
Carter’s, Inc.	10,715	1,056,499
Lululemon Athletica, Inc. *	46,536	7,561,635
Michael Kors Holdings Ltd. *	287,557	19,714,908
NIKE, Inc., Class B	164,074	13,900,349
Ralph Lauren Corp.	45,613	6,274,068
Skechers U.S.A., Inc., Class A *	301,763	8,428,241

		56,935,700

Thrifts & Mortgage Finance - 0.0% (b)
New York Community Bancorp, Inc. (a)	31,509	326,748

Tobacco - 0.8%
Altria Group, Inc.	127,125	7,666,909
Philip Morris International, Inc.	100,862	8,224,287

		15,891,196

Trading Companies & Distributors - 1.0%
Air Lease Corp.	106,559	4,888,927
United Rentals, Inc. *	46,764	7,650,591
WW Grainger, Inc.	17,154	6,131,011

		18,670,529

Transportation Infrastructure - 0.0% (b)
Macquarie Infrastructure Corp. (a)	14,016	646,558

TOTAL COMMON STOCKS (Cost $1,446,974,610)		1,886,798,655

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.2%

INVESTMENT COMPANIES - 0.2%
Limited Purpose Cash Investment Fund, 2.06% (c)
(Cost $4,632,220)	4,632,684	$4,632,220

SECURITIES LENDING COLLATERAL - 0.6%

Investment Companies - 0.6%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.97% (c)(d)	1,378,633	1,378,633
Limited Purpose Cash Investment Fund 2.06% (c)(d)	9,892,516	9,891,527

TOTAL SECURITIES LENDING COLLATERAL (Cost $11,271,149)		11,270,160

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 97.8% (Cost $1,462,877,979)		1,902,701,035

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2% (e)		42,273,566

NET ASSETS - 100.0%		$1,944,974,601

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$145,880,542	7.5%
Consumer Discretionary	262,379,956	13.5
Consumer Staples	71,184,359	3.7
Energy	76,651,605	3.9
Financials	276,837,984	14.2
Health Care	249,108,968	12.8
Industrials	232,419,206	12.0
Information Technology	434,173,819	22.3
Materials	65,726,663	3.4
Utilities	72,435,553	3.7
Short-Term Investments	4,632,220	0.2
Securities Lending Collateral	11,270,160	0.6

Total Investments In Securities At Value	1,902,701,035	97.8
Other Assets in Excess of Liabilities (e)	42,273,566	2.2

Net Assets	$1,944,974,601	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2018. The total value of securities on loan at September 30, 2018 was $11,002,002.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of September 30, 2018.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820 (See Note 4).

Futures contracts outstanding as of September 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index	266	12/2018	USD	$38,822,700	$(124,860)

					$(124,860)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at September 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
GSCO
Cash	$—	$1,868,826	$1,868,826

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 97.0%

Aerospace & Defense - 1.5%
AAR Corp.	7,851	$375,984
Aerovironment, Inc. *	5,828	653,727
Axon Enterprise, Inc. *	41,171	2,817,332
Ducommun, Inc. *	7,005	286,084
Esterline Technologies Corp. *	20,229	1,839,828
KLX, Inc. *	16,030	1,006,363
Moog, Inc., Class A	17,130	1,472,666
National Presto Industries, Inc. (a)	7,871	1,020,475
Vectrus, Inc. *	58,602	1,827,796

		11,300,255

Air Freight & Logistics - 1.3%
Air Transport Services Group, Inc. *(a)	32,738	702,885
Atlas Air Worldwide Holdings, Inc. *	50,338	3,209,048
Echo Global Logistics, Inc. *	20,313	628,687
Forward Air Corp.	14,316	1,026,457
Hub Group, Inc., Class A *	86,242	3,932,635

		9,499,712

Airlines - 0.5%
Allegiant Travel Co.	5,157	653,908
Hawaiian Holdings, Inc.	18,265	732,426
SkyWest, Inc.	18,911	1,113,858
Spirit Airlines, Inc. *	22,895	1,075,378

		3,575,570

Auto Components - 1.2%
American Axle & Manufacturing Holdings, Inc. *	104,451	1,821,625
Cooper-Standard Holdings, Inc. *	32,635	3,915,547
Dana, Inc.	32,901	614,262
Stoneridge, Inc. *	32,847	976,213
Tenneco, Inc.	9,308	392,239
Tower International, Inc.	44,568	1,348,182

		9,068,068

Automobiles - 0.1%
Winnebago Industries, Inc.	21,124	700,261

Banks - 6.8%
1st Source Corp.	11,573	608,971
Ameris Bancorp	7,397	338,043
BancFirst Corp.	7,570	453,822
BancorpSouth Bank	11,896	388,999
Berkshire Hills Bancorp, Inc.	12,708	517,216
Brookline Bancorp, Inc.	63,300	1,057,110
Cadence Bancorp	61,610	1,609,253
Cathay General Bancorp	91,943	3,810,118
CenterState Bank Corp.	12,429	348,634
Chemical Financial Corp.	6,395	341,493
City Holding Co.	4,496	345,293
Columbia Banking System, Inc.	11,281	437,364
Community Trust Bancorp, Inc.	7,559	350,360
Customers Bancorp, Inc. *	25,088	590,321
Eagle Bancorp, Inc. *	26,466	1,339,180
Enterprise Financial Services Corp.	23,785	1,261,794
FCB Financial Holdings, Inc., Class A *	5,256	249,134
Fidelity Southern Corp.	34,506	855,059
First Bancorp/PR *	26,022	236,800

INVESTMENTS	SHARES	VALUE
Banks - 6.8% (continued)
First Busey Corp.	8,773	$272,402
First Commonwealth Financial Corp.	13,247	213,807
First Financial Bancorp	30,642	910,067
First Interstate BancSystem, Inc., Class A	57,513	2,576,582
First Merchants Corp.	53,707	2,416,278
First Midwest Bancorp, Inc.	13,483	358,513
Flushing Financial Corp.	14,191	346,260
Fulton Financial Corp.	119,260	1,985,679
Glacier Bancorp, Inc.	5,511	237,469
Great Southern Bancorp, Inc.	13,741	760,564
Great Western Bancorp, Inc.	103,161	4,352,363
Hancock Whitney Corp.	45,124	2,145,646
Hanmi Financial Corp.	8,975	223,478
Heartland Financial USA, Inc.	21,321	1,237,684
Heritage Financial Corp.	7,292	256,314
Hilltop Holdings, Inc. (a)	14,902	300,573
Hope Bancorp, Inc.	24,800	401,016
Independent Bank Corp./MA	13,463	1,112,044
International Bancshares Corp.	79,417	3,573,765
LegacyTexas Financial Group, Inc.	11,526	491,008
Live Oak Bancshares, Inc.	11,945	320,126
MB Financial, Inc.	28,531	1,315,564
Midland States Bancorp, Inc.	7,041	226,016
NBT Bancorp, Inc.	27,750	1,065,045
OFG Bancorp	16,345	263,972
Old National Bancorp	17,158	331,149
Park National Corp.	3,124	329,769
Preferred Bank	3,693	216,041
Renasant Corp.	15,491	638,384
S&T Bancorp, Inc.	9,317	403,985
Sandy Spring Bancorp, Inc.	7,575	297,773
ServisFirst Bancshares, Inc.	56,399	2,208,021
Simmons First National Corp., Class A	16,606	489,047
Stock Yards Bancorp, Inc.	6,968	252,938
Tompkins Financial Corp.	2,852	231,554
TriCo Bancshares	6,437	248,597
Trustmark Corp.	25,273	850,436
UMB Financial Corp.	4,576	324,438
Union Bankshares Corp.	7,445	286,856
United Community Banks, Inc.	11,983	334,206
WesBanco, Inc.	19,752	880,544

		50,824,937

Beverages - 1.5%
Boston Beer Co., Inc. (The), Class A *	17,343	4,986,113
Coca-Cola Bottling Co. Consolidated	3,762	685,737
MGP Ingredients, Inc. (a)	14,339	1,132,494
National Beverage Corp. *(a)	35,238	4,109,456

		10,913,800

Biotechnology - 5.3%
Amicus Therapeutics, Inc. *	61,340	741,601
Array BioPharma, Inc. *	62,800	954,560
Arrowhead Pharmaceuticals, Inc. *(a)	43,928	842,100
BioSpecifics Technologies Corp. *	12,106	708,080
Calithera Biosciences, Inc. *	51,502	270,385
CareDx, Inc. *	19,109	551,295
Clovis Oncology, Inc. *	15,212	446,776
Concert Pharmaceuticals, Inc. *	18,280	271,275

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Biotechnology - 5.3% (continued)
Eagle Pharmaceuticals, Inc. *(a)	29,225	$2,026,169
Emergent BioSolutions, Inc. *	94,830	6,242,659
Enanta Pharmaceuticals, Inc. *	37,715	3,223,124
FibroGen, Inc. *	9,259	562,484
Genomic Health, Inc. *	8,003	561,971
Halozyme Therapeutics, Inc. *	44,786	813,762
Insmed, Inc. *	27,807	562,257
Intercept Pharmaceuticals, Inc. *	6,817	861,396
Ligand Pharmaceuticals, Inc. *	3,024	830,058
Loxo Oncology, Inc. *	7,663	1,309,070
Myriad Genetics, Inc. *	103,172	4,745,912
PDL BioPharma, Inc. *(a)	1,038,479	2,731,200
Portola Pharmaceuticals, Inc. *(a)	18,850	501,975
Puma Biotechnology, Inc. *	10,780	494,263
REGENXBIO, Inc. *	30,928	2,335,064
Repligen Corp. *	73,887	4,097,773
Sorrento Therapeutics, Inc. *(a)	171,014	752,462
Spectrum Pharmaceuticals, Inc. *	101,792	1,710,106
Versartis, Inc. *	10,403	14,564

		39,162,341

Building Products - 1.6%
Apogee Enterprises, Inc.	48,814	2,016,994
Builders FirstSource, Inc. *	116,756	1,713,978
Continental Building Products, Inc. *	10,526	395,251
Insteel Industries, Inc.	15,774	565,971
NCI Building Systems, Inc. *	13,360	202,404
Patrick Industries, Inc. *	48,518	2,872,266
Simpson Manufacturing Co., Inc.	3,482	252,306
Trex Co., Inc. *	8,773	675,345
Universal Forest Products, Inc.	88,732	3,134,902

		11,829,417

Capital Markets - 1.4%
Artisan Partners Asset Management, Inc., Class A	26,581	861,224
Blucora, Inc. *	42,209	1,698,912
BrightSphere Investment Group plc	21,997	272,763
Cohen & Steers, Inc. (a)	29,131	1,183,010
Hamilton Lane, Inc., Class A	7,437	329,310
INTL. FCStone, Inc. *	5,079	245,417
Stifel Financial Corp.	39,372	2,018,209
Waddell & Reed Financial, Inc., Class A (a)	184,182	3,900,975

		10,509,820

Chemicals - 2.0%
AdvanSix, Inc. *	48,106	1,633,199
FutureFuel Corp.	36,196	671,074
Ingevity Corp. *	16,064	1,636,600
Innospec, Inc.	12,681	973,267
Kraton Corp. *	5,566	262,437
Kronos Worldwide, Inc.	114,558	1,861,568
Rayonier Advanced Materials, Inc.	29,726	547,850
Stepan Co.	29,730	2,586,807
Trinseo SA	63,364	4,961,401

		15,134,203

Commercial Services & Supplies - 1.7%
ACCO Brands Corp.	235,794	2,664,472

INVESTMENTS	SHARES	VALUE
Commercial Services & Supplies - 1.7% (continued)
Deluxe Corp.	27,178	$1,547,515
Ennis, Inc.	66,693	1,363,872
Herman Miller, Inc.	38,674	1,485,082
HNI Corp.	12,357	546,674
Interface, Inc.	44,855	1,047,364
Kimball International, Inc., Class B	34,022	569,868
McGrath RentCorp	6,297	342,998
Quad/Graphics, Inc.	34,415	717,209
Steelcase, Inc., Class A	70,756	1,308,986
UniFirst Corp.	3,702	642,852
Viad Corp.	6,389	378,548

		12,615,440

Communications Equipment - 0.1%
Oclaro, Inc. *	65,989	589,942

Construction & Engineering - 0.9%
Comfort Systems USA, Inc.	13,206	744,818
EMCOR Group, Inc.	62,566	4,699,332
KBR, Inc.	28,260	597,134
MYR Group, Inc. *	8,879	289,811
Primoris Services Corp.	14,935	370,687

		6,701,782

Construction Materials - 0.1%
Summit Materials, Inc., Class A *	30,932	562,344
US Concrete, Inc. *(a)	5,720	262,262

		824,606

Consumer Finance - 1.7%
Enova International, Inc. *	8,411	242,237
EZCORP, Inc., Class A *	25,904	277,173
FirstCash, Inc.	37,931	3,110,342
Green Dot Corp., Class A *	60,704	5,391,729
Nelnet, Inc., Class A	36,656	2,095,623
Regional Management Corp. *	14,092	406,272
World Acceptance Corp. *	10,102	1,155,265

		12,678,641

Distributors - 0.1%
Core-Mark Holding Co., Inc.	17,918	608,495

Diversified Consumer Services - 1.4%
Adtalem Global Education, Inc. *	96,988	4,674,822
American Public Education, Inc. *	64,730	2,139,326
Career Education Corp. *	17,579	262,454
K12, Inc. *	20,082	355,451
Sotheby’s *(a)	6,266	308,225
Strategic Education, Inc.	6,224	852,875
Weight Watchers International, Inc. *	25,442	1,831,570

		10,424,723

Diversified Telecommunication Services - 0.7%
Iridium Communications, Inc. *	37,107	834,908
Vonage Holdings Corp. *	286,651	4,058,978

		4,893,886

Electric Utilities - 0.1%
Spark Energy, Inc., Class A (a)	50,973	420,527

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Electrical Equipment - 1.7%
Allied Motion Technologies, Inc.	9,346	$508,703
Atkore International Group, Inc. *	43,247	1,147,343
Encore Wire Corp.	14,600	731,460
EnerSys	8,464	737,468
Enphase Energy, Inc. *(a)	406,050	1,969,342
Generac Holdings, Inc. *	49,532	2,794,100
Sunrun, Inc. *(a)	181,224	2,254,427
TPI Composites, Inc. *	86,658	2,474,086

		12,616,929

Electronic Equipment, Instruments & Components - 1.9%
AVX Corp.	22,976	414,717
CTS Corp.	9,383	321,837
Electro Scientific Industries, Inc. *	175,133	3,056,071
ePlus, Inc. *	21,751	2,016,318
Fabrinet (Thailand) *	5,635	260,675
Insight Enterprises, Inc. *	11,885	642,860
KEMET Corp. *	63,066	1,169,874
Kimball Electronics, Inc. *	1,548	30,418
Methode Electronics, Inc.	48,182	1,744,188
Plexus Corp. *	10,670	624,302
Rogers Corp. *	1,595	234,975
SYNNEX Corp.	7,805	661,083
Tech Data Corp. *	14,708	1,052,652
TTM Technologies, Inc. *	78,977	1,256,524
Vishay Intertechnology, Inc.	46,171	939,580

		14,426,074

Energy Equipment & Services - 0.5%
Exterran Corp. *	10,619	281,722
KLX Energy Services Holdings, Inc. *	6,412	205,248
Mammoth Energy Services, Inc. (a)	68,556	1,994,980
Matrix Service Co. *	30,077	741,398
Smart Sand, Inc. *(a)	73,921	303,815

		3,527,163

Entertainment - 0.0% (b)
Marcus Corp. (The)	8,173	343,675

Equity Real Estate Investment Trusts (REITs) - 2.9%
Agree Realty Corp.	11,618	617,148
American Assets Trust, Inc.	5,713	213,038
Chesapeake Lodging Trust	17,625	565,234
CoreCivic, Inc.	38,644	940,208
Cousins Properties, Inc.	152,602	1,356,632
DiamondRock Hospitality Co.	98,561	1,150,207
EastGroup Properties, Inc.	5,355	512,045
First Industrial Realty Trust, Inc.	50,404	1,582,686
Four Corners Property Trust, Inc.	20,560	528,186
GEO Group, Inc. (The)	52,351	1,317,151
Gramercy Property Trust	53,933	1,479,921
LaSalle Hotel Properties	47,297	1,636,003
Lexington Realty Trust	28,299	234,882
LTC Properties, Inc.	11,256	496,502
National Health Investors, Inc.	12,852	971,483
Pebblebrook Hotel Trust (a)	24,372	886,410
PS Business Parks, Inc.	4,743	602,788
Ryman Hospitality Properties, Inc.	19,404	1,672,043
Select Income REIT	28,994	636,128
Summit Hotel Properties, Inc.	23,783	321,784

INVESTMENTS	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - 2.9% (continued)
Sunstone Hotel Investors, Inc.	92,362	$1,511,042
Terreno Realty Corp.	24,887	938,240
Washington Prime Group, Inc. (a)	83,033	606,141
Xenia Hotels & Resorts, Inc.	27,489	651,489

		21,427,391

Food & Staples Retailing - 0.2%
Ingles Markets, Inc., Class A	34,579	1,184,331
Weis Markets, Inc. (a)	13,683	593,842

		1,778,173

Food Products - 0.3%
John B Sanfilippo & Son, Inc.	19,030	1,358,362
Sanderson Farms, Inc.	9,849	1,018,091

		2,376,453

Gas Utilities - 0.1%
ONE Gas, Inc.	6,300	518,364

Health Care Equipment & Supplies - 3.1%
Anika Therapeutics, Inc. *	8,073	340,519
AxoGen, Inc. *	9,960	367,026
CONMED Corp.	3,076	243,681
Globus Medical, Inc., Class A *	107,392	6,095,570
Haemonetics Corp. *	39,458	4,521,098
Inogen, Inc. *	10,336	2,523,224
Integer Holdings Corp. *	11,755	975,077
IntriCon Corp. *	12,064	677,997
iRadimed Corp. *	4,363	162,085
Lantheus Holdings, Inc. *	91,784	1,372,171
LeMaitre Vascular, Inc.	8,505	329,484
Merit Medical Systems, Inc. *	35,821	2,201,200
Neogen Corp. *	12,486	893,124
NuVasive, Inc. *	4,490	318,700
NxStage Medical, Inc. *	25,100	700,039
Pulse Biosciences, Inc. *(a)	17,309	245,615
Quidel Corp. *	3,002	195,640
STAAR Surgical Co. *	20,119	965,712
Tandem Diabetes Care, Inc. *	6,453	276,447

		23,404,409

Health Care Providers & Services - 1.7%
Amedisys, Inc. *	13,024	1,627,479
AMN Healthcare Services, Inc. *	59,054	3,230,254
Cross Country Healthcare, Inc. *	32,232	281,385
Diplomat Pharmacy, Inc. *	41,826	811,843
Ensign Group, Inc. (The)	8,469	321,144
LifePoint Health, Inc. *	11,659	750,840
Magellan Health, Inc. *	34,070	2,454,743
RadNet, Inc. *	35,718	537,556
Select Medical Holdings Corp. *	19,008	349,747
Tenet Healthcare Corp. *	22,775	648,177
Tivity Health, Inc. *	18,915	608,117
Triple-S Management Corp., Class B *	73,576	1,389,851

		13,011,136

Health Care Technology - 0.0% (b)
HMS Holdings Corp. *	6,721	220,516

Hotels, Restaurants & Leisure - 2.0%
BBX Capital Corp.	35,465	263,150

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Hotels, Restaurants & Leisure - 2.0% (continued)
BJ’s Restaurants, Inc.	3,769	$272,122
Bloomin’ Brands, Inc.	45,367	897,813
Brinker International, Inc. (a)	29,340	1,371,058
Carrols Restaurant Group, Inc. *	20,133	293,942
Cheesecake Factory, Inc. (The) (a)	20,948	1,121,556
Cracker Barrel Old Country Store, Inc. (a)	2,568	377,830
Dave & Buster’s Entertainment, Inc. *	11,177	740,141
Denny’s Corp. *	18,705	275,337
Eldorado Resorts, Inc. *	21,831	1,060,987
Marriott Vacations Worldwide Corp.	18,527	2,070,392
Penn National Gaming, Inc. *	78,191	2,574,048
Red Robin Gourmet Burgers, Inc. *	19,953	801,113
Ruth’s Hospitality Group, Inc.	50,342	1,588,290
Sonic Corp.	14,911	646,243
Texas Roadhouse, Inc.	3,450	239,050
Town Sports International Holdings, Inc. *	29,823	257,969

		14,851,041

Household Durables - 1.5%
Bassett Furniture Industries, Inc.	12,462	264,817
Flexsteel Industries, Inc.	14,703	437,267
Hooker Furniture Corp.	43,621	1,474,390
KB Home	49,703	1,188,399
La-Z-Boy, Inc.	88,620	2,800,392
MDC Holdings, Inc.	29,679	877,905
Meritage Homes Corp. *	18,809	750,479
Roku, Inc. *(a)	13,638	995,983
Taylor Morrison Home Corp., Class A *	39,569	713,825
TopBuild Corp. *	6,790	385,808
TRI Pointe Group, Inc. *	31,380	389,112
ZAGG, Inc. *	83,494	1,231,536

		11,509,913

Household Products - 0.1%
WD-40 Co. (a)	2,726	469,145

Insurance - 5.7%
American Equity Investment Life Holding Co.	82,916	2,931,910
CNO Financial Group, Inc.	84,710	1,797,546
Employers Holdings, Inc.	86,393	3,913,603
FBL Financial Group, Inc., Class A	7,913	595,453
Genworth Financial, Inc., Class A *	280,193	1,168,405
Health Insurance Innovations, Inc., Class A *(a)	13,042	804,039
Heritage Insurance Holdings, Inc. (a)	50,332	745,920
Horace Mann Educators Corp.	26,522	1,190,838
Kemper Corp.	42,677	3,433,365
National General Holdings Corp.	27,971	750,742
National Western Life Group, Inc., Class A	7,195	2,296,644
Navigators Group, Inc. (The)	7,063	488,053
Primerica, Inc.	51,801	6,244,610
Selective Insurance Group, Inc.	73,984	4,697,984
Third Point Reinsurance Ltd. *	184,845	2,402,985
Trupanion, Inc. *(a)	33,531	1,198,063
United Fire Group, Inc.	6,018	305,534
Universal Insurance Holdings, Inc.	161,292	7,830,726

		42,796,420

INVESTMENTS	SHARES	VALUE
Interactive Media & Services - 0.8%
Care.com, Inc. *	18,767	$414,938
Cargurus, Inc. *	15,988	890,372
Cars.com, Inc. *	30,397	839,261
Meet Group, Inc. (The) *	61,541	304,628
QuinStreet, Inc. *	67,731	919,110
XO Group, Inc. *	25,293	872,102
Yelp, Inc. *	38,189	1,878,899

		6,119,310

Internet & Direct Marketing Retail - 1.9%
1-800-Flowers.com, Inc., Class A *	100,005	1,180,059
Etsy, Inc. *	97,277	4,998,092
Nutrisystem, Inc.	19,488	722,030
PetMed Express, Inc. (a)	26,254	866,645
Shutterstock, Inc.	21,184	1,156,223
Stamps.com, Inc. *	22,000	4,976,400

		13,899,449

IT Services - 2.1%
Acxiom Holdings, Inc. *	25,795	1,274,531
Brightcove, Inc. *	28,400	238,560
CACI International, Inc., Class A *	10,180	1,874,647
Convergys Corp.	36,695	871,139
CSG Systems International, Inc.	9,537	382,815
Hackett Group, Inc. (The)	38,091	767,534
MAXIMUS, Inc.	22,401	1,457,409
NIC, Inc.	35,843	530,477
Perficient, Inc. *	12,894	343,625
Perspecta, Inc.	48,628	1,250,712
Sykes Enterprises, Inc. *	72,637	2,214,702
Syntel, Inc. *	13,789	565,073
Travelport Worldwide Ltd.	87,388	1,474,236
TTEC Holdings, Inc.	11,128	288,215
Unisys Corp. *	81,864	1,670,026
Web.com Group, Inc. *	12,396	345,848

		15,549,549

Leisure Products - 0.6%
Acushnet Holdings Corp.	21,914	601,101
Callaway Golf Co.	38,886	944,541
Johnson Outdoors, Inc., Class A	4,952	460,486
Nautilus, Inc. *	114,102	1,591,723
Sturm Ruger & Co., Inc. (a)	17,455	1,205,268

		4,803,119

Life Sciences Tools & Services - 0.2%
Cambrex Corp. *	10,618	726,271
Medpace Holdings, Inc. *	18,721	1,121,575

		1,847,846

Machinery - 3.1%
Alamo Group, Inc.	27,873	2,553,446
American Railcar Industries, Inc. (a)	6,872	316,799
Astec Industries, Inc.	21,435	1,080,538
Barnes Group, Inc.	43,723	3,105,645
Columbus McKinnon Corp. (a)	32,584	1,288,371
Douglas Dynamics, Inc.	7,816	343,122
EnPro Industries, Inc.	12,478	910,021
Global Brass & Copper Holdings, Inc.	22,254	821,173

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Machinery - 3.1% (continued)
Greenbrier Cos., Inc. (The)	66,794	$4,014,319
Harsco Corp. *	18,072	515,956
Hillenbrand, Inc.	7,777	406,737
Hyster-Yale Materials Handling, Inc.	8,350	513,775
Kadant, Inc.	8,445	910,793
Kennametal, Inc.	12,150	529,254
Lydall, Inc. *	12,443	536,293
Meritor, Inc. *	220,325	4,265,492
Proto Labs, Inc. *	2,386	385,936
Standex International Corp.	2,962	308,789
Wabash National Corp.	12,021	219,143

		23,025,602

Media - 1.2%
Entravision Communications Corp., Class A	336,067	1,646,728
Gannett Co., Inc. (a)	244,508	2,447,525
Gray Television, Inc. *	92,832	1,624,560
MSG Networks, Inc., Class A *	67,361	1,737,914
Scholastic Corp.	16,215	757,078
TechTarget, Inc. *	37,959	737,164

		8,950,969

Metals & Mining - 1.4%
Commercial Metals Co.	32,050	657,666
Ryerson Holding Corp. *	26,758	302,365
Schnitzer Steel Industries, Inc., Class A	17,054	461,311
Warrior Met Coal, Inc.	326,668	8,833,103

		10,254,445

Mortgage Real Estate Investment Trusts (REITs) - 0.5%
Apollo Commercial Real Estate Finance, Inc.	65,268	1,231,607
Blackstone Mortgage Trust, Inc., Class A (a)	33,505	1,122,753
Invesco Mortgage Capital, Inc.	35,664	564,205
Redwood Trust, Inc.	59,931	973,279

		3,891,844

Multiline Retail - 0.2%
Dillard’s, Inc., Class A (a)	16,025	1,223,349

Multi-Utilities - 0.4%
Avista Corp.	25,054	1,266,730
Black Hills Corp.	15,062	874,952
NorthWestern Corp.	18,706	1,097,294

		3,238,976

Oil, Gas & Consumable Fuels - 2.6%
Abraxas Petroleum Corp. *	180,223	419,920
Arch Coal, Inc., Class A	43,206	3,862,616
Delek US Holdings, Inc.	7,375	312,921
Denbury Resources, Inc. *	185,750	1,151,650
Oasis Petroleum, Inc. *	54,722	775,958
Peabody Energy Corp.	112,461	4,008,110
Penn Virginia Corp. *	7,146	575,539
Renewable Energy Group, Inc. *	93,636	2,696,717
REX American Resources Corp. *	7,976	602,587
SandRidge Energy, Inc. *	47,707	518,575
Southwestern Energy Co. *	193,269	987,605

INVESTMENTS	SHARES	VALUE
Oil, Gas & Consumable Fuels - 2.6% (continued)
SRC Energy, Inc. *	30,606	$272,087
W&T Offshore, Inc. *	317,629	3,061,943

		19,246,228

Paper & Forest Products - 2.0%
Boise Cascade Co.	71,876	2,645,037
KapStone Paper and Packaging Corp.	28,396	962,908
Louisiana-Pacific Corp.	228,724	6,058,899
PH Glatfelter Co.	11,556	220,835
Verso Corp., Class A *	142,892	4,811,174

		14,698,853

Personal Products - 2.4%
Inter Parfums, Inc.	9,512	613,048
Medifast, Inc.	31,377	6,951,574
Natural Health Trends Corp.	53,657	1,249,135
USANA Health Sciences, Inc. *	77,361	9,325,869

		18,139,626

Pharmaceuticals - 0.8%
ANI Pharmaceuticals, Inc. *	6,188	349,869
Corcept Therapeutics, Inc. *(a)	114,497	1,605,248
Innoviva, Inc. *	46,846	713,933
Lannett Co., Inc. *(a)	91,965	436,834
Phibro Animal Health Corp., Class A	30,159	1,293,821
Supernus Pharmaceuticals, Inc. *(a)	24,368	1,226,929

		5,626,634

Professional Services - 3.0%
ASGN, Inc. *	14,529	1,146,774
Barrett Business Services, Inc.	22,866	1,526,991
CBIZ, Inc. *	17,515	415,106
FTI Consulting, Inc. *	34,682	2,538,376
ICF International, Inc.	17,752	1,339,388
Insperity, Inc.	72,524	8,554,206
Kelly Services, Inc., Class A	48,104	1,155,939
Kforce, Inc.	32,916	1,237,642
Korn/Ferry International	42,550	2,095,162
TriNet Group, Inc. *	5,432	305,930
TrueBlue, Inc. *	66,543	1,733,445
Willdan Group, Inc. *	10,900	370,164

		22,419,123

Real Estate Management & Development - 0.4%
HFF, Inc., Class A	52,097	2,213,080
Marcus & Millichap, Inc. *	9,642	334,674
RMR Group, Inc. (The), Class A	7,632	708,250

		3,256,004

Road & Rail - 1.6%
ArcBest Corp.	69,855	3,391,460
Avis Budget Group, Inc. *	31,052	998,011
Covenant Transportation Group, Inc., Class A *	9,777	284,120
Marten Transport Ltd.	32,888	692,293
Saia, Inc. *	57,605	4,403,902
USA Truck, Inc. *	27,571	557,761
Werner Enterprises, Inc.	35,295	1,247,678

		11,575,225

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 1.5%
Advanced Energy Industries, Inc. *	20,053	$1,035,738
Amkor Technology, Inc. *	236,976	1,751,253
Cabot Microelectronics Corp.	22,662	2,338,039
Diodes, Inc. *	10,542	350,943
Entegris, Inc.	100,711	2,915,583
Integrated Device Technology, Inc. *	10,639	500,139
Photronics, Inc. *	31,335	308,650
Rudolph Technologies, Inc. *	29,461	720,321
SMART Global Holdings, Inc. *	55,818	1,604,209

		11,524,875

Software - 3.0%
ACI Worldwide, Inc. *	21,507	605,207
Alarm.com Holdings, Inc. *	17,042	978,211
Appfolio, Inc., Class A *	2,541	199,214
Avaya Holdings Corp. *	33,702	746,162
Blackbaud, Inc. (a)	22,624	2,295,884
Ebix, Inc. (a)	31,551	2,497,262
eGain Corp. *	52,818	427,826
Ellie Mae, Inc. *(a)	7,602	720,442
Five9, Inc. *	15,643	683,443
HubSpot, Inc. *	1,818	274,427
j2 Global, Inc.	39,878	3,303,892
Mitek Systems, Inc. *	65,922	464,750
New Relic, Inc. *	3,550	334,516
Progress Software Corp.	36,877	1,301,389
Qualys, Inc. *	44,518	3,966,554
Trade Desk, Inc. (The), Class A *	13,434	2,027,325
Verint Systems, Inc. *	26,061	1,305,656
Zix Corp. *	76,300	423,465

		22,555,625

Specialty Retail - 5.5%
Aaron’s, Inc.	8,589	467,757
Abercrombie & Fitch Co., Class A	201,990	4,266,029
American Eagle Outfitters, Inc.	235,196	5,839,917
Asbury Automotive Group, Inc. *	9,714	667,837
Boot Barn Holdings, Inc. *(a)	14,884	422,854
Buckle, Inc. (The) (a)	117,854	2,716,535
Caleres, Inc.	100,802	3,614,760
Cato Corp. (The), Class A	10,434	219,323
Chico’s FAS, Inc.	136,156	1,180,472
Children’s Place, Inc. (The)	27,937	3,570,349
Citi Trends, Inc.	19,312	555,606
DSW, Inc., Class A	112,255	3,803,199
Express, Inc. *	237,077	2,622,072
Five Below, Inc. *	13,527	1,759,322
Genesco, Inc. *	4,635	218,308
Group 1 Automotive, Inc.	13,337	865,571
Haverty Furniture Cos., Inc.	16,396	362,352
Hibbett Sports, Inc. *(a)	72,080	1,355,104
Kirkland’s, Inc. *	30,853	311,307
Lithia Motors, Inc., Class A	2,878	235,017
Shoe Carnival, Inc.	49,942	1,922,767
Sleep Number Corp. *	12,503	459,860
Tailored Brands, Inc. (a)	58,698	1,478,603
Tilly’s, Inc., Class A	22,003	416,957
Zumiez, Inc. *	55,002	1,449,303

		40,781,181

INVESTMENTS	SHARES	VALUE
Textiles, Apparel & Luxury Goods - 3.3%
Crocs, Inc. *	91,298	$1,943,735
Deckers Outdoor Corp. *	64,454	7,642,955
Fossil Group, Inc. *(a)	54,100	1,259,448
G-III Apparel Group Ltd. *	71,158	3,429,104
Movado Group, Inc.	62,270	2,609,113
Oxford Industries, Inc.	24,538	2,213,328
Perry Ellis International, Inc. *	16,846	460,401
Rocky Brands, Inc.	24,841	703,000
Steven Madden Ltd.	41,357	2,187,785
Vera Bradley, Inc. *	91,920	1,402,699
Wolverine World Wide, Inc.	11,387	444,663

		24,296,231

Thrifts & Mortgage Finance - 3.3%
Axos Financial, Inc. *	125,148	4,303,840
Dime Community Bancshares, Inc.	26,665	475,970
Federal Agricultural Mortgage Corp., Class C	4,580	330,584
First Defiance Financial Corp.	30,496	918,235
Flagstar Bancorp, Inc. *	13,533	425,883
HomeStreet, Inc. *	11,814	313,071
Meta Financial Group, Inc.	10,474	865,676
MGIC Investment Corp. *	417,399	5,555,581
Oritani Financial Corp.	21,901	340,560
Provident Financial Services, Inc.	13,221	324,576
Radian Group, Inc.	139,707	2,887,744
United Financial Bancorp, Inc.	16,318	274,632
Walker & Dunlop, Inc.	95,850	5,068,548
Washington Federal, Inc.	52,350	1,675,200
WSFS Financial Corp.	14,776	696,688

		24,456,788

Tobacco - 0.5%
Pyxus International, Inc. *(a)	12,697	292,031
Turning Point Brands, Inc.	18,349	760,749
Universal Corp.	31,092	2,020,980
Vector Group Ltd. (a)	38,959	536,858

		3,610,618

Trading Companies & Distributors - 1.9%
BlueLinx Holdings, Inc. *(a)	9,400	296,006
BMC Stock Holdings, Inc. *	40,693	758,925
CAI International, Inc. *	91,723	2,097,705
GATX Corp. (a)	38,538	3,337,005
GMS, Inc. *	26,813	622,062
H&E Equipment Services, Inc.	49,195	1,858,587
Herc Holdings, Inc. *	7,374	377,549
Rush Enterprises, Inc., Class A	15,001	589,689
Systemax, Inc.	9,281	305,716
Textainer Group Holdings Ltd. *	20,649	264,307
Titan Machinery, Inc. *	16,190	250,702
Triton International Ltd.	111,902	3,722,980

		14,481,233

Water Utilities - 0.0% (b)
SJW Group	3,769	230,474

Wireless Telecommunication Services - 1.1%
Boingo Wireless, Inc. *	95,493	3,332,706
NII Holdings, Inc. *(a)	315,514	1,848,912

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Wireless Telecommunication Services - 1.1% (continued)
Shenandoah Telecommunications Co.	73,698	$2,855,797

		8,037,415

TOTAL COMMON STOCKS (Cost $584,873,481)		723,293,819

PREFERRED STOCKS - 0.0% (b)

Media - 0.0% (b)
GCI Liberty, Inc., Series A, 7.00%, 3/10/2039(c)
(Cost $24,899)	2,727	68,366

RIGHTS - 0.0% (b)	NO. OF RIGHTS

Media - 0.0% (b)
Media General, Inc., CVR (3) *(d)
(Cost $10,984)	36,985	627

SHORT-TERM INVESTMENTS - 2.9%	SHARES

INVESTMENT COMPANIES - 2.9%
Limited Purpose Cash Investment Fund, 2.06% (e)
(Cost $21,601,395)	21,605,928	21,603,768

SECURITIES LENDING COLLATERAL - 6.5%

Investment Companies - 6.5%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.97% (e)(f)	5,936,000	5,936,000
Limited Purpose Cash Investment Fund 2.06% (e)(f)	42,594,357	42,590,097

TOTAL SECURITIES LENDING COLLATERAL (Cost $48,530,356)		48,526,097

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 106.4% (Cost $$655,041,115)		793,492,677

LIABILITIES IN EXCESS OF OTHER ASSETS - (6.4)% (g)		(48,062,201)

NET ASSETS - 100.0%		$745,430,476

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$28,414,248	3.8%
Consumer Discretionary	132,165,829	17.7
Consumer Staples	37,287,814	5.0
Energy	22,773,392	3.0
Financials	145,158,451	19.5
Health Care	83,272,882	11.2
Industrials	139,640,289	18.7
Information Technology	64,646,065	8.7
Materials	40,912,106	5.5
Real Estate	24,683,395	3.3
Utilities	4,408,341	0.6
Short-Term Investments	21,603,768	2.9
Securities Lending Collateral	48,526,097	6.5

Total Investments In Securities At Value	793,492,677	106.4
Liabilities in Excess of Other Assets (g)	(48,062,201)	(6.4)

Net Assets	$745,430,476	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2018. The total value of securities on loan at September 30, 2018 was $46,920,908.
(b)	Represents less than 0.05% of net assets.
(c)	Perpetual security. The rate reflected was the rate in effect on September 30, 2018. The maturity date reflects the next call date.
(d)

Security fair valued as of September 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2018 amounted to $627, which represents approximately 0.00% of net assets of the fund.

(e)	Represents 7-day effective yield as of September 30, 2018.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan (See Note 3).
(g)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(3)	Level 3 security (See Note 4).

Abbreviations

CVR	- Contingent Value Rights

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR SMALL CAP MULTI-STYLE FUND

Futures contracts outstanding as of September 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index	167	12/2018	USD	$14,201,680	$(154,866)

					$(154,866)

USD	- United States Dollar

Collateral pledged to, or (received from), each counterparty at September 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$824,821	$824,821

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 97.1%

Australia - 5.5%
Amcor Ltd.	29,675	$293,284
BHP Billiton Ltd.	77,989	1,942,776
BlueScope Steel Ltd.	75,851	930,293
Caltex Australia Ltd.	27,038	584,124
CIMIC Group Ltd.	41,333	1,534,082
Coca-Cola Amatil Ltd.	17,370	122,449
Crown Resorts Ltd.	58,005	573,653
CSL Ltd.	11,411	1,658,012
Dexus, REIT	104,929	801,610
Flight Centre Travel Group Ltd.	66,329	2,547,154
Fortescue Metals Group Ltd.	851,875	2,413,984
Goodman Group, REIT	41,832	313,806
GPT Group (The), REIT	196,673	740,729
Rio Tinto Ltd.	10,260	583,512
Santos Ltd.	115,784	607,888
Scentre Group, REIT	235,569	676,969
South32 Ltd.	807,013	2,267,953
Telstra Corp. Ltd.	994,537	2,291,307
Woodside Petroleum Ltd.	73,707	2,056,194

		22,939,779

Belgium - 1.0%
Ageas	64,497	3,467,272
Solvay SA	1,793	240,358
UCB SA	2,241	201,385
Umicore SA	7,800	435,696

		4,344,711

Canada - 7.3%
Bank of Montreal (1)	4,699	387,591
Bank of Nova Scotia (The) (1)	10,355	617,219
BlackBerry Ltd. (1)*	12,046	136,347
Canadian Imperial Bank of Commerce (1)	15,845	1,484,706
Canadian Tire Corp. Ltd., Class A (1)	1,029	120,566
CCL Industries, Inc., Class B (1)	7,415	334,225
CGI Group, Inc., Class A (1)*	62,511	4,030,439
Constellation Software, Inc. (1)	168	123,546
Fairfax Financial Holdings Ltd. (1)	2,547	1,383,759
Great-West Lifeco, Inc. (1)	3,723	90,333
Kinross Gold Corp. (1) *	493,673	1,345,356
Magna International, Inc. (1)	39,340	2,066,519
Methanex Corp. (1)	42,600	3,362,750
Open Text Corp. (1)	9,992	380,217
Power Corp. of Canada (1)	5,259	114,247
Royal Bank of Canada (1)	57,836	4,636,193
Shopify, Inc., Class A (1)*	11,708	1,924,367
Toronto-Dominion Bank (The) (1)	73,894	4,490,333
West Fraser Timber Co. Ltd. (1)	65,203	3,710,814

		30,739,527

China - 0.3%
Yangzijiang Shipbuilding Holdings Ltd.	1,254,500	1,137,312

Denmark - 2.0%
Carlsberg A/S, Class B	1,900	227,858
Coloplast A/S, Class B	4,476	457,248
Genmab A/S *	1,661	260,897
H Lundbeck A/S	29,062	1,793,951

INVESTMENTS	SHARES	VALUE
Denmark - 2.0% (continued)
Novo Nordisk A/S, Class B	76,688	$3,609,326
William Demant Holding A/S *	49,978	1,876,094

		8,225,374

Finland - 1.4%
Neste OYJ	45,583	3,757,197
Nokia OYJ	143,842	799,728
UPM-Kymmene OYJ	32,405	1,270,890

		5,827,815

France - 10.3%
Aeroports de Paris	2,699	607,683
Airbus SE	1,209	151,781
Arkema SA	967	119,839
BNP Paribas SA	34,062	2,085,841
CNP Assurances	72,823	1,755,448
Dassault Aviation SA	241	446,018
Kering SA	4,948	2,653,884
L’Oreal SA	28,212	6,801,552
LVMH Moet Hennessy Louis Vuitton SE	10,782	3,810,046
Peugeot SA	152,549	4,115,120
Safran SA	23,368	3,272,082
Sanofi	40,716	3,637,862
Teleperformance	4,807	906,864
Thales SA	25,311	3,596,206
TOTAL SA	142,972	9,296,148

		43,256,374

Germany - 9.2%
adidas AG	2,115	517,244
Allianz SE (Registered)	24,046	5,351,841
BASF SE	15,811	1,402,960
Bayer AG (Registered)	17,347	1,538,690
Bayerische Motoren Werke AG	7,923	713,789
Beiersdorf AG	5,694	641,847
Covestro AG (a)	79,639	6,446,558
Deutsche Boerse AG	5,562	743,677
Deutsche Lufthansa AG (Registered)	195,064	4,787,637
Deutsche Wohnen SE	10,225	491,124
Fresenius SE & Co. KGaA	9,490	695,904
Hannover Rueck SE	7,094	1,001,306
Henkel AG & Co. KGaA (Preference)	4,546	533,022
HUGO BOSS AG	9,255	712,034
Linde AG	4,967	1,172,992
METRO AG	34,853	545,901
MTU Aero Engines AG	4,328	975,007
Puma SE	551	271,866
SAP SE	22,667	2,787,215
Schaeffler AG (Preference)	23,407	298,567
Siemens Healthineers AG *(a)	4,395	193,101
TUI AG	99,030	1,899,655
Volkswagen AG (Preference)	6,554	1,150,966
Vonovia SE	11,443	559,657
Wirecard AG	14,138	3,058,744

		38,491,304

Hong Kong - 2.9%
CLP Holdings Ltd.	294,500	3,448,812
Galaxy Entertainment Group Ltd.	384,000	2,425,760

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Hong Kong - 2.9% (continued)
Henderson Land Development Co. Ltd.	100,100	$502,709
Hong Kong Exchanges & Clearing Ltd.	28,400	811,519
Kerry Properties Ltd.	164,000	556,870
Li & Fung Ltd.	1,548,000	346,750
Link REIT	26,000	255,995
NWS Holdings Ltd.	123,000	243,126
PCCW Ltd.	269,000	156,728
Sino Land Co. Ltd.	146,000	250,129
Sun Hung Kai Properties Ltd.	40,000	580,488
Swire Properties Ltd.	161,400	612,020
WH Group Ltd. (a)	686,000	481,610
Yue Yuen Industrial Holdings Ltd.	585,500	1,627,681

		12,300,197

Italy - 2.2%
Assicurazioni Generali SpA	181,954	3,133,220
Enel SpA	231,198	1,181,775
Eni SpA	141,483	2,666,895
Moncler SpA	21,662	932,060
Poste Italiane SpA (a)	167,021	1,332,221
UniCredit SpA	11,203	168,098

		9,414,269

Japan - 21.4%
Acom Co. Ltd.	10,000	40,316
AEON Financial Service Co. Ltd.	2,700	55,919
AGC, Inc.	6,200	257,315
Alps Electric Co. Ltd.	25,000	635,566
Aozora Bank Ltd.	15,100	539,311
Asahi Kasei Corp.	229,800	3,484,252
Astellas Pharma, Inc.	95,400	1,665,968
Bandai Namco Holdings, Inc.	85,500	3,321,749
Central Japan Railway Co.	1,600	333,117
Credit Saison Co. Ltd.	16,800	273,999
Daiwa House Industry Co. Ltd.	15,100	447,471
DeNA Co. Ltd.	23,400	413,201
Fujitsu Ltd.	37,500	2,671,488
Hitachi Ltd.	152,600	5,187,125
Hoya Corp.	27,500	1,633,252
ITOCHU Corp.	49,700	909,664
Japan Airlines Co. Ltd.	5,500	197,682
Japan Tobacco, Inc.	27,100	707,671
JXTG Holdings, Inc.	218,100	1,649,664
Kajima Corp.	64,500	937,866
Kamigumi Co. Ltd.	10,000	220,427
Kao Corp.	37,700	3,045,323
KDDI Corp.	158,600	4,375,258
Kirin Holdings Co. Ltd.	17,400	446,274
Konami Holdings Corp.	40,300	1,577,995
Kyocera Corp.	11,500	690,249
Kyushu Railway Co.	37,100	1,129,544
Marubeni Corp.	595,200	5,443,470
Mazda Motor Corp.	129,200	1,552,984
Mitsubishi Corp.	45,100	1,389,203
Mitsubishi Estate Co. Ltd.	31,000	526,382
Mitsubishi Gas Chemical Co., Inc.	23,500	500,268
Mitsubishi UFJ Financial Group, Inc.	380,200	2,362,066
Mitsui Fudosan Co. Ltd.	24,000	567,621
Mizuho Financial Group, Inc.	1,861,200	3,243,704

INVESTMENTS	SHARES	VALUE
Japan - 21.4% (continued)
Nexon Co. Ltd. *	492,200	$6,433,796
Nippon Electric Glass Co. Ltd.	4,300	135,174
Nippon Express Co. Ltd.	42,800	2,810,832
Nippon Telegraph & Telephone Corp.	29,800	1,344,884
Nomura Holdings, Inc.	48,200	229,888
Nomura Real Estate Holdings, Inc.	8,000	161,382
NTT DOCOMO, Inc.	35,400	951,466
Oji Holdings Corp.	181,000	1,314,413
Otsuka Corp.	3,300	123,090
Recruit Holdings Co. Ltd.	7,000	233,810
Resona Holdings, Inc.	687,200	3,858,262
Sega Sammy Holdings, Inc.	31,500	464,478
Shimano, Inc.	2,500	403,122
Sony Corp.	89,600	5,446,575
SUMCO Corp.	38,800	565,224
Sumitomo Dainippon Pharma Co. Ltd.	58,600	1,345,837
Sumitomo Heavy Industries Ltd.	31,000	1,106,438
Sumitomo Mitsui Financial Group, Inc.	97,200	3,911,704
Taisei Corp.	27,300	1,244,425
Tokyo Electron Ltd.	9,200	1,267,948
Toshiba Corp. *	18,300	528,838
Toyo Seikan Group Holdings Ltd.	4,200	87,154
Toyota Motor Corp.	36,900	2,298,973
Yamaha Corp.	28,100	1,488,960

		90,190,037

Macau - 0.7%
Sands China Ltd.	38,800	174,736
SJM Holdings Ltd.	1,418,000	1,306,493
Wynn Macau Ltd.	590,800	1,356,830

		2,838,059

Netherlands - 5.5%
Aegon NV	176,262	1,144,036
ING Groep NV	96,440	1,251,704
Koninklijke Ahold Delhaize NV	110,731	2,540,449
Koninklijke Philips NV	47,123	2,147,936
NN Group NV	39,224	1,750,663
Royal Dutch Shell plc, Class A	230,008	7,886,622
Royal Dutch Shell plc, Class B	97,616	3,417,201
Wolters Kluwer NV	50,039	3,119,428

		23,258,039

Singapore - 0.9%
CapitaLand Commercial Trust, REIT	273,500	356,329
Genting Singapore Ltd.	1,455,000	1,127,821
SATS Ltd.	142,000	542,114
Venture Corp. Ltd.	121,900	1,571,865

		3,598,129

South Africa - 0.3%
Investec plc	152,069	1,066,782

Spain - 1.7%
Aena SME SA (a)	5,192	899,551
Amadeus IT Group SA	8,110	751,707
Banco Bilbao Vizcaya Argentaria SA	181,833	1,152,866
Banco Santander SA	66,525	333,068
Grifols SA	7,841	220,471
Mapfre SA	450,217	1,408,211

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Spain - 1.7% (continued)
Repsol SA	125,567	$2,499,702

		7,265,576

Sweden - 2.2%
Atlas Copco AB, Class A	6,163	177,237
Electrolux AB, Series B	13,628	300,214
Essity AB, Class B	60,887	1,528,342
Hexagon AB, Class B	9,392	549,871
Investor AB, Class B	8,330	383,860
Sandvik AB	112,359	1,989,233
SKF AB, Class B	12,568	247,300
Swedbank AB, Class A	45,795	1,132,609
Telefonaktiebolaget LM Ericsson, Class B	74,353	658,083
Volvo AB, Class B	138,084	2,435,380

		9,402,129

Switzerland - 8.0%
Coca-Cola HBC AG *	17,489	595,836
Ferguson plc	7,834	664,495
Lonza Group AG (Registered) *	2,171	742,693
Nestle SA (Registered)	64,681	5,383,828
Novartis AG (Registered)	70,945	6,106,837
Partners Group Holding AG	386	305,989
Roche Holding AG	43,007	10,399,757
SGS SA (Registered)	56	147,444
Sika AG (Registered)	4,349	632,864
Sonova Holding AG (Registered)	10,137	2,011,871
Straumann Holding AG (Registered)	1,303	981,632
Swatch Group AG (The)	2,651	1,053,597
Swiss Life Holding AG (Registered) *	8,121	3,079,251
Zurich Insurance Group AG	4,754	1,498,961

		33,605,055

United Kingdom - 12.5%
3i Group plc	23,824	291,722
BAE Systems plc	345,236	2,830,925
Barratt Developments plc	74,788	552,306
Berkeley Group Holdings plc	47,642	2,282,374
BP plc	580,741	4,451,230
British American Tobacco plc	66,191	3,085,857
British Land Co. plc (The), REIT	80,014	643,566
Burberry Group plc	60,959	1,600,740
Compass Group plc	78,079	1,735,955
Direct Line Insurance Group plc	444,814	1,877,470
Experian plc	21,133	542,274
Hammerson plc, REIT	43,773	260,456
HSBC Holdings plc	184,849	1,612,879
Imperial Brands plc	25,501	887,383
International Consolidated Airlines Group SA	356,298	3,056,528
Intertek Group plc	7,874	512,222
J Sainsbury plc	355,007	1,487,301
Johnson Matthey plc	21,845	1,013,678
Land Securities Group plc, REIT	25,856	297,706
Legal & General Group plc	460,171	1,570,929
Lloyds Banking Group plc	3,829,583	2,945,287
London Stock Exchange Group plc	9,340	558,128
Marks & Spencer Group plc	32,494	122,257
Meggitt plc	102,218	754,666

INVESTMENTS	SHARES	VALUE
United Kingdom - 12.5% (continued)
Mondi plc	5,198	$142,320
Next plc	35,277	2,524,638
Persimmon plc	86,666	2,668,215
Prudential plc	49,661	1,138,630
RELX plc *	27,549	578,782
RELX plc	50,161	1,055,219
Rolls-Royce Holdings plc *	85,868	1,104,726
Royal Mail plc	133,649	830,814
Segro plc, REIT	105,872	880,992
Sky plc	27,519	620,099
Taylor Wimpey plc	522,800	1,168,562
Travis Perkins plc	29,002	402,462
Unilever NV, CVA	43,657	2,428,413
Unilever plc	31,184	1,713,066

		52,230,777

United States - 1.8%
Bausch Health Cos., Inc. (1)*	226,978	5,828,871
Shire plc	25,582	1,545,559

		7,374,430

TOTAL COMMON STOCKS (Cost $366,274,484)		407,505,675

SHORT-TERM INVESTMENTS - 0.9%

INVESTMENT COMPANIES - 0.9%
Limited Purpose Cash Investment Fund, 2.06% (1)(b)
(Cost $3,577,234)	3,577,592	3,577,234

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 98.0% (Cost $369,851,718)		411,082,909

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0% (c)		8,324,044

Net Assets - 100.0%		$419,406,953

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$18,164,736	4.3%
Consumer Discretionary	59,734,891	14.2
Consumer Staples	33,203,980	7.9
Energy	38,872,865	9.3
Financials	72,073,040	17.2
Health Care	50,553,155	12.1
Industrials	56,291,231	13.4
Information Technology	28,047,990	6.7
Materials	35,449,190	8.4
Real Estate	10,484,011	2.5
Utilities	4,630,586	1.1
Short-Term Investments	3,577,234	0.9

Total Investments In Securities At Value	411,082,909	98.0
Other Assets in Excess of Liabilities (c)	8,324,044	2.0

Net Assets	$419,406,953	100.0%

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR INTERNATIONAL MULTI-STYLE FUND

*	Non-income producing security.
(a)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2018 amounted to $9,353,041, which represents approximately 2.23% of net assets of the fund.

(b)	Represents 7-day effective yield as of September 30, 2018.
(c)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

Futures contracts outstanding as of September 30, 2018:

Exchange Traded

Description	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index	80	12/2018	USD	$7,902,000	$(9,809)

					$(9,809)

USD - United States Dollar

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$327	$327

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 97.2%

Brazil - 6.9%
Banco Bradesco SA, ADR (1)*	97,732	$691,943
Banco do Brasil SA (1)*	239,300	1,741,473
Banco Santander Brasil SA, ADR (1)	76,968	678,088
Braskem SA (Preference), Class A (1)	11,200	161,626
Centrais Eletricas Brasileiras SA (1)*	77,800	298,790
Embraer SA, ADR (1)	9,597	188,005
Fibria Celulose SA, ADR (1)(a)	19,411	359,686
Hypera SA (1)*	54,000	380,944
Itau Unibanco Holding SA, ADR (1)	35,791	392,985
Itausa—Investimentos Itau SA (Preference) (1)	357,495	890,518
M Dias Branco SA (1)*	13,600	132,782
Natura Cosmeticos SA (1)	15,100	106,037
Petroleo Brasileiro SA (Preference) (1)*	401,300	2,096,651
Porto Seguro SA (1)	35,100	516,955
Sul America SA (1)	196,497	1,262,606
Suzano Papel e Celulose SA (1)	311,700	3,703,924
TIM Participacoes SA, ADR (1)	168,454	2,440,898
Vale SA, ADR (1)	351,237	5,212,358

		21,256,269

Chile - 1.9%
Banco de Chile, ADR (1)(a)	5,881	535,465
Banco de Credito e Inversiones SA	4,944	334,403
Banco Santander Chile, ADR (1)	51,060	1,632,898
Cencosud SA	174,342	414,438
Cia Cervecerias Unidas SA, ADR (1)(a)	4,818	134,422
Empresas CMPC SA	209,890	847,056
Empresas COPEC SA	16,824	259,910
Enel Americas SA, ADR (1)	108,678	840,081
Enel Chile SA, ADR (1)	68,690	344,137
Latam Airlines Group SA, ADR (1)(a)	52,224	490,906

		5,833,716

China - 27.5%
3SBio, Inc. (b)	73,000	122,326
58.com, Inc., ADR (1)*	4,817	354,531
AAC Technologies Holdings, Inc.	13,000	134,242
Agricultural Bank of China Ltd., Class A*	1,060,471	599,937
Agricultural Bank of China Ltd., Class H	2,752,000	1,349,639
Air China Ltd., Class H	406,000	390,543
Alibaba Group Holding Ltd., ADR (1)*	69,182	11,398,425
Alibaba Health Information Technology Ltd. *	664,000	649,320
Anhui Conch Cement Co. Ltd., Class H	111,000	666,544
ANTA Sports Products Ltd.	159,000	759,040
Autohome, Inc., ADR (1)	2,981	230,759
BAIC Motor Corp. Ltd., Class H (b)	324,500	261,193
Baidu, Inc., ADR (1)*	16,444	3,760,414
Bank of China Ltd., Class A *	1,038,900	562,004
Bank of China Ltd., Class H	3,116,000	1,376,783
China Communications Services Corp. Ltd., Class H	912,000	840,963
China Construction Bank Corp., Class H	5,620,000	4,912,445
China Evergrande Group	585,000	1,633,259
China Huarong Asset Management Co. Ltd., Class H (b)	1,073,000	197,216

INVESTMENTS	SHARES	VALUE
China - 27.5% (continued)
China Medical System Holdings Ltd.	117,000	$162,920
China Mobile Ltd.	380,175	3,737,821
China National Building Material Co. Ltd., Class H	1,830,000	1,622,865
China Overseas Land & Investment Ltd.	380,000	1,189,751
China Petroleum & Chemical Corp., Class H	2,500,000	2,511,874
China Resources Beer Holdings Co. Ltd.	242,000	970,459
China Resources Cement Holdings Ltd.	996,000	1,158,279
China Resources Land Ltd.	290,000	1,016,190
China Shenhua Energy Co. Ltd., Class H	300,000	683,239
China Vanke Co. Ltd., Class H	214,000	705,503
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,189,000	648,862
CNOOC Ltd., ADR (1)	14,206	2,806,253
Country Garden Holdings Co. Ltd.	1,591,000	2,004,947
CSPC Pharmaceutical Group Ltd.	938,000	1,984,090
Ctrip.com International Ltd., ADR (1)*	20,700	769,419
Far East Horizon Ltd.	332,000	316,642
GCL-Poly Energy Holdings Ltd. *(a)	3,503,000	245,917
Great Wall Motor Co. Ltd., Class H (a)	186,500	118,533
Huaneng Renewables Corp. Ltd., Class H	594,000	177,123
Huazhu Group Ltd., ADR (1)	7,502	242,315
Industrial & Commercial Bank of China Ltd., Class H	5,532,000	4,038,878
Industrial Bank Co. Ltd., Class A *	63,643	147,668
JD.com, Inc., ADR (1)*	41,989	1,095,493
Jiangsu Hengrui Medicine Co. Ltd. *, Class A	22,282	205,751
Kingdee International Software Group Co. Ltd.	560,000	607,832
Luye Pharma Group Ltd.	406,500	363,943
Momo, Inc., ADR (1)*	6,789	297,358
NetEase, Inc., ADR (1)	4,926	1,124,360
New Oriental Education & Technology Group, Inc., ADR (1)*	7,867	582,237
Nexteer Automotive Group Ltd.	249,000	394,265
People’s Insurance Co. Group of China Ltd. (The), Class H	426,000	190,904
PICC Property & Casualty Co. Ltd., Class H	1,224,000	1,440,541
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	240,000	236,835
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	89,200	222,980
Shenzhou International Group Holdings Ltd.	32,000	410,596
Sihuan Pharmaceutical Holdings Group Ltd.	1,005,000	205,319
SINA Corp. (1)*	3,734	259,438
Sinopec Shanghai Petrochemical Co. Ltd., Class H	2,450,000	1,494,250
Sinopharm Group Co. Ltd., Class H	170,400	833,488
Sinotruk Hong Kong Ltd. (a)	417,000	909,798
TAL Education Group, ADR (1)*	16,458	423,135
Tencent Holdings Ltd.	256,000	10,452,691
Tingyi Cayman Islands Holding Corp.	478,000	877,713
TravelSky Technology Ltd., Class H	154,000	400,419
Tsingtao Brewery Co. Ltd., Class H	176,000	825,606
Vipshop Holdings Ltd., ADR (1)*	24,408	152,306

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
China - 27.5% (continued)
Weibo Corp., ADR (1)*(a)	2,743	$200,596
Weichai Power Co. Ltd., Class H	1,501,000	1,858,156
Yum China Holdings, Inc. (1)	25,244	886,317
Zhongsheng Group Holdings Ltd.	370,000	898,048

		85,309,506

Hong Kong - 2.9%
Bank of Communications Co. Ltd. *	302,824	257,200
Haier Electronics Group Co. Ltd. *	876,000	2,371,634
Kingboard Holdings Ltd.	96,500	314,128
Kingboard Laminates Holdings Ltd.	327,500	290,375
Nine Dragons Paper Holdings Ltd.	2,272,000	2,449,923
Sino Biopharmaceutical Ltd.	1,687,500	1,569,602
SSY Group Ltd.	238,000	230,425
Sun Art Retail Group Ltd.	1,240,000	1,608,657

		9,091,944

Hungary - 0.1%
MOL Hungarian Oil & Gas plc	38,304	412,570

India - 8.3%
Aurobindo Pharma Ltd.	14,610	150,036
Axis Bank Ltd., GDR *(c)	10,786	456,206
Coal India Ltd.	37,327	137,139
Dabur India Ltd.	18,276	107,642
Dr Reddy’s Laboratories Ltd., ADR (1)	23,550	814,830
Godrej Consumer Products Ltd.	12,669	134,363
Hero MotoCorp Ltd.	2,340	94,702
Hindustan Unilever Ltd.	118,167	2,622,500
Indian Oil Corp. Ltd.	339,879	718,920
Infosys Ltd., ADR (1)	643,580	6,545,208
JSW Steel Ltd.	20,085	105,798
Larsen & Toubro Ltd., GDR (c)	5,188	90,011
NTPC Ltd.	46,969	108,079
Oil & Natural Gas Corp. Ltd.	243,558	595,697
Reliance Industries Ltd., GDR (b)	102,474	3,526,021
State Bank of India, GDR *(c)	11,670	430,873
Sun Pharmaceutical Industries Ltd.	28,407	244,234
Tata Consultancy Services Ltd.	114,958	3,463,116
Tata Motors Ltd., ADR (1)*	7,932	121,836
Tech Mahindra Ltd.	279,044	2,869,964
Vedanta Ltd., ADR (1)	13,149	168,307
Wipro Ltd., ADR (1)(a)	406,684	2,118,824

		25,624,306

Indonesia - 2.8%
Adaro Energy Tbk. PT	15,338,700	1,887,329
Bank Central Asia Tbk. PT	420,200	680,619
Bank Mandiri Persero Tbk. PT	1,170,500	527,443
Bank Negara Indonesia Persero Tbk. PT	1,509,700	749,705
Bank Rakyat Indonesia Persero Tbk. PT	7,912,000	1,671,953
Gudang Garam Tbk. PT	65,800	326,906
Indah Kiat Pulp & Paper Corp. Tbk. PT	523,600	609,227
Indofood CBP Sukses Makmur Tbk. PT	224,100	132,808
Indofood Sukses Makmur Tbk. PT	1,539,300	609,509
United Tractors Tbk. PT	603,100	1,335,283

		8,530,782

INVESTMENTS	SHARES	VALUE
Malaysia - 3.3%
AirAsia Group Bhd.	1,855,592	$1,416,427
CIMB Group Holdings Bhd.	69,100	100,321
Genting Bhd.	288,600	544,566
Hartalega Holdings Bhd.	52,300	83,612
Hong Leong Bank Bhd.	118,500	589,330
Malayan Banking Bhd.	1,005,300	2,377,664
Malaysia Airports Holdings Bhd.	40,000	85,995
My EG Services Bhd.	612,100	258,619
Petronas Chemicals Group Bhd.	397,800	899,618
Public Bank Bhd.	284,100	1,715,894
Sime Darby Bhd.	687,200	433,298
Tenaga Nasional Bhd.	400,400	1,497,089
Top Glove Corp. Bhd.	67,700	174,297

		10,176,730

Mexico - 2.2%
Alfa SAB de CV, Class A (1)(a)	115,500	148,927
America Movil SAB de CV, Class L, ADR (1)	48,215	774,333
Arca Continental SAB de CV (1)	23,000	148,565
Coca-Cola Femsa SAB de CV, ADR (1)	2,337	143,118
Fomento Economico Mexicano SAB de CV, ADR (1)	5,851	579,073
Grupo Aeroportuario del Pacifico SAB de CV, Class B (1)(a)	34,000	371,685
Grupo Bimbo SAB de CV, Series A (1)	52,100	111,110
Grupo Financiero Banorte SAB de CV, Class O (1)	163,400	1,181,363
Grupo Financiero Inbursa SAB de CV, Class O (1)	101,700	159,555
Wal-Mart de Mexico SAB de CV (1)	1,030,400	3,140,093

		6,757,822

Peru - 0.3%
Credicorp Ltd. (1)	3,587	800,188

Philippines - 0.6%
Ayala Corp.	8,590	147,505
Ayala Land, Inc.	183,900	136,316
BDO Unibank, Inc.	152,970	339,175
International Container Terminal Services, Inc.	124,280	216,307
JG Summit Holdings, Inc.	92,080	91,871
Jollibee Foods Corp.	26,930	128,042
Security Bank Corp.	80,110	228,268
SM Investments Corp.	25,640	428,837

		1,716,321

Poland - 2.1%
Bank Polska Kasa Opieki SA	6,104	175,673
Grupa Lotos SA	39,591	805,263
Jastrzebska Spolka Weglowa SA *	20,255	364,429
LPP SA	306	715,869
PGE Polska Grupa Energetyczna SA *	146,720	379,224
Polski Koncern Naftowy ORLEN SA	79,132	2,169,089
Polskie Gornictwo Naftowe i Gazownictwo SA *	407,484	715,249
Powszechna Kasa Oszczednosci Bank Polski SA	70,126	814,668
Powszechny Zaklad Ubezpieczen SA	11,212	120,660

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Poland - 2.1% (continued)
Santander Bank Polska SA	1,575	$160,180
Tauron Polska Energia SA *	278,523	133,736

		6,554,040

Russia - 3.4%
Gazprom PJSC, ADR	350,088	1,746,950
LUKOIL PJSC, ADR	24,570	1,881,407
Magnit PJSC, GDR (c)	11,089	157,309
Mobile TeleSystems PJSC, ADR (1)	61,619	525,610
Novatek PJSC, GDR (c)	5,239	960,892
Novolipetsk Steel PJSC, GDR (c)	40,723	1,096,050
Rosneft Oil Co. PJSC, GDR (c)	68,272	510,112
Severstal PJSC, GDR (c)	89,292	1,487,162
Surgutneftegas PJSC, ADR	88,464	365,219
Tatneft PJSC, ADR	22,939	1,750,243

		10,480,954

South Africa - 4.7%
Absa Group Ltd.	34,911	374,427
Aspen Pharmacare Holdings Ltd.	6,824	81,658
Bidvest Group Ltd. (The)	124,689	1,631,024
Exxaro Resources Ltd.	48,077	494,245
Foschini Group Ltd. (The)	59,971	735,919
Growthpoint Properties Ltd., REIT	84,208	138,178
Imperial Holdings Ltd.	179,549	2,219,940
Investec Ltd.	125,661	883,530
Kumba Iron Ore Ltd.	38,953	882,616
Life Healthcare Group Holdings Ltd.	110,547	191,956
Mr Price Group Ltd.	28,761	463,842
Nedbank Group Ltd.	20,461	382,760
Netcare Ltd.	231,199	395,104
Pick n Pay Stores Ltd.	114,317	556,261
Redefine Properties Ltd., REIT	217,038	153,713
Remgro Ltd.	28,077	391,291
Sappi Ltd.	76,092	477,350
SPAR Group Ltd. (The)	13,751	179,094
Standard Bank Group Ltd.	124,074	1,534,239
Telkom SA SOC Ltd.	67,136	245,192
Truworths International Ltd.	354,966	2,093,635
Woolworths Holdings Ltd.	25,277	88,619

		14,594,593

South Korea - 14.7%
Celltrion Healthcare Co. Ltd. *	4,665	387,824
Celltrion, Inc. *	12,978	3,478,052
Daelim Industrial Co. Ltd.	6,698	498,786
DB Insurance Co. Ltd.	9,803	643,333
E-MART, Inc.	2,079	388,969
Hana Financial Group, Inc.	16,694	670,311
Hanwha Chemical Corp.	9,744	169,510
Hanwha Corp.	45,008	1,331,090
Hanwha Life Insurance Co. Ltd.	61,659	294,065
Hyundai Department Store Co. Ltd.	1,872	167,756
Hyundai Marine & Fire Insurance Co. Ltd.	41,668	1,575,104
Hyundai Mobis Co. Ltd.	1,441	296,092
Korea Investment Holdings Co. Ltd.	1,686	115,612
Korean Air Lines Co. Ltd.	7,241	183,394
Kumho Petrochemical Co. Ltd.	4,523	401,584
LG Corp.	5,888	385,400

INVESTMENTS	SHARES	VALUE
South Korea - 14.7% (continued)
LG Electronics, Inc.	65,516	$4,192,412
Lotte Chemical Corp.	11,161	2,797,035
Medy-Tox, Inc.	429	239,458
POSCO	9,346	2,480,866
Posco Daewoo Corp.	12,448	234,870
S-1 Corp.	1,090	89,808
Samsung Electronics Co. Ltd.	306,854	12,842,108
Samsung SDS Co. Ltd.	2,461	512,414
SillaJen, Inc. *	10,685	985,867
SK Hynix, Inc.	116,587	7,713,152
SK Innovation Co. Ltd.	2,089	404,932
SK Telecom Co. Ltd.	6,090	1,544,029
ViroMed Co. Ltd. *	1,374	298,340

		45,322,173

Taiwan - 10.9%
Acer, Inc. *	131,000	108,201
ASE Technology Holding Co. Ltd.	60,500	147,773
AU Optronics Corp.	2,447,000	1,031,950
Cathay Financial Holding Co. Ltd.	374,000	642,759
China Airlines Ltd.	301,000	91,171
China Life Insurance Co. Ltd.	1,631,283	1,640,242
CTBC Financial Holding Co. Ltd.	1,499,559	1,129,043
E.Sun Financial Holding Co. Ltd.	1,354,498	1,000,064
Eva Airways Corp.	786,322	382,361
First Financial Holding Co. Ltd.	2,128,797	1,449,785
Formosa Chemicals & Fibre Corp.	78,000	326,870
Foxconn Technology Co. Ltd.	38,000	92,732
Fubon Financial Holding Co. Ltd.	468,000	793,795
General Interface Solution Holding Ltd.	77,000	324,502
Globalwafers Co. Ltd.	128,000	1,410,563
Hiwin Technologies Corp.	44,000	363,549
Hon Hai Precision Industry Co. Ltd.	182,493	473,237
Innolux Corp.	5,526,000	1,918,968
Macronix International	353,000	294,085
Mega Financial Holding Co. Ltd.	525,000	472,661
Nanya Technology Corp.	952,000	1,817,932
Phison Electronics Corp.	83,000	661,490
Pou Chen Corp.	859,000	906,970
Powertech Technology, Inc.	305,000	830,992
Realtek Semiconductor Corp. *	65,000	289,657
Shin Kong Financial Holding Co. Ltd.	6,401,885	2,503,673
Synnex Technology International Corp.	107,000	136,364
Taishin Financial Holding Co. Ltd.	360,555	174,122
Taiwan Business Bank	339,040	123,232
Taiwan Cooperative Financial Holding Co. Ltd.	175,100	106,651
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	219,584	9,696,830
Uni-President Enterprises Corp.	449,000	1,171,443
United Microelectronics Corp.	554,000	292,298
Winbond Electronics Corp.	1,234,000	586,910
WPG Holdings Ltd.	84,640	102,958
Zhen Ding Technology Holding Ltd.	75,000	167,465

		33,663,298

Thailand - 3.0%
Bangkok Dusit Medical Services PCL, NVDR	908,500	716,308

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Thailand - 3.0% (continued)
Bumrungrad Hospital PCL, NVDR	22,800	$131,062
Central Pattana PCL, NVDR	36,900	94,705
Krung Thai Bank PCL, NVDR	608,800	380,276
PTT Exploration & Production PCL, NVDR	100,100	480,410
PTT Global Chemical PCL, NVDR	1,916,500	4,815,994
Siam Cement PCL (The), NVDR	67,500	931,538
Thai Oil PCL, NVDR	626,800	1,716,235

		9,266,528

Turkey - 0.8%
Akbank T.A.S.	131,668	150,817
Turkiye Garanti Bankasi A/S	478,455	610,004
Turkiye Sise ve Cam Fabrikalari A/S	907,953	876,857
Turkiye Vakiflar Bankasi TAO, Class D	406,336	254,436
Yapi ve Kredi Bankasi A/S *	1,584,510	492,377

		2,384,491

United Kingdom - 0.8%
Mondi Ltd.	85,143	2,338,193

TOTAL COMMON STOCKS (Cost $255,564,483)		300,114,424

SHORT-TERM INVESTMENTS - 2.3%

INVESTMENT COMPANIES - 2.3%
Limited Purpose Cash Investment Fund, 2.06% (1)(d)
(Cost $7,034,358)	7,036,264	7,035,561

SECURITIES LENDING COLLATERAL - 0.8%
Investment Companies - 0.8%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares
1.97% (1)(d)(e)	304,521	304,521
Limited Purpose Cash Investment Fund
2.06% (1)(d)(e)	2,185,121	2,184,903

TOTAL SECURITIES LENDING COLLATERAL (Cost $2,489,642)		2,489,424

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.3% (Cost $265,088,483)		309,639,409

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)% (f)		(1,022,153)

NET ASSETS - 100.0%		$308,617,256

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$26,788,994	8.7%
Consumer Discretionary	33,533,156	10.9
Consumer Staples	15,578,877	5.1
Energy	30,971,132	10.0
Financials	56,931,904	18.4
Health Care	15,540,579	5.0
Industrials	13,189,076	4.3
Information Technology	58,701,227	19.0
Materials	38,028,658	12.3
Real Estate	7,072,563	2.3
Utilities	3,778,258	1.2
Short-Term Investments	7,035,561	2.3
Securities Lending Collateral	2,489,424	0.8

Total Investments In Securities At Value	309,639,409	100.3
Liabilities in Excess of Other Assets (f)	(1,022,153)	(0.3)

Net Assets	$308,617,256	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2018. The total value of securities on loan at September 30, 2018 was $3,115,254.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2018 amounted to $4,106,756, which represents approximately 1.33% of net assets of the fund.

(c)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2018, the value of these securities amounted to $5,188,615 or 1.68% of net assets.

(d)	Represents 7-day effective yield as of September 30, 2018.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $754,856 was received (See Note 3).
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PJSC - Public Joint Stock Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR EMERGING MULTI-STYLE FUND

Futures contracts outstanding as of September 30, 2018:

Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	68	12/2018	USD	$3,568,980	$60,750

					$60,750

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at September 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$111,193	$111,193

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR TM LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 97.0%

Aerospace & Defense - 5.4%
Boeing Co. (The)	14,027	$5,216,641
Curtiss-Wright Corp.	3,970	545,557
General Dynamics Corp.	1,880	384,874
Huntington Ingalls Industries, Inc.	10,430	2,670,914
L3 Technologies, Inc.	1,491	317,016
Northrop Grumman Corp.	3,315	1,052,082
Raytheon Co.	16,353	3,379,511
Spirit AeroSystems Holdings, Inc., Class A	22,271	2,041,583
Teledyne Technologies, Inc. *	2,603	642,108
Textron, Inc.	1,868	133,506

		16,383,792

Air Freight & Logistics - 1.4%
CH Robinson Worldwide, Inc.	1,495	146,390
Expeditors International of Washington, Inc.	4,299	316,106
FedEx Corp.	15,887	3,825,431

		4,287,927

Airlines - 0.0% (a)
JetBlue Airways Corp. *	4,468	86,500

Auto Components - 0.4%
Lear Corp.	7,246	1,050,670

Banks - 5.3%
Bank of America Corp.	69,166	2,037,630
Citigroup, Inc.	25,449	1,825,711
East West Bancorp, Inc.	2,023	122,129
Fifth Third Bancorp	13,001	362,988
JPMorgan Chase & Co.	47,907	5,405,826
PNC Financial Services Group, Inc. (The)	9,463	1,288,766
Popular, Inc.	9,098	466,273
Regions Financial Corp.	31,659	580,943
SunTrust Banks, Inc.	19,632	1,311,221
TCF Financial Corp.	9,898	235,671
US Bancorp	16,190	854,994
Wells Fargo & Co.	27,883	1,465,530

		15,957,682

Beverages - 0.3%
Constellation Brands, Inc., Class A	4,814	1,037,995

Biotechnology - 2.5%
AbbVie, Inc.	12,170	1,151,039
Amgen, Inc.	2,652	549,733
Biogen, Inc. *	8,381	2,961,091
Exelixis, Inc. *	24,575	435,469
Gilead Sciences, Inc.	16,292	1,257,905
United Therapeutics Corp. *	9,651	1,234,170

		7,589,407

Capital Markets - 1.7%
Ameriprise Financial, Inc.	6,428	949,158
Bank of New York Mellon Corp. (The)	7,816	398,538
CME Group, Inc.	12,336	2,099,711
Morgan Stanley	5,289	246,309
MSCI, Inc.	534	94,737

INVESTMENTS	SHARES	VALUE
Capital Markets - 1.7% (continued)
S&P Global, Inc.	1,350	$263,776
State Street Corp.	4,693	393,180
T. Rowe Price Group, Inc.	6,319	689,908

		5,135,317

Chemicals - 2.8%
Celanese Corp.	5,419	617,766
Eastman Chemical Co.	13,249	1,268,194
Huntsman Corp.	58,820	1,601,669
LyondellBasell Industries NV, Class A	37,286	3,822,188
Westlake Chemical Corp.	13,690	1,137,776

		8,447,593

Commercial Services & Supplies - 0.7%
Cintas Corp.	1,315	260,120
Republic Services, Inc.	1,912	138,926
Rollins, Inc.	2,483	150,693
Waste Management, Inc.	18,416	1,664,070

		2,213,809

Communications Equipment - 1.2%
Cisco Systems, Inc.	54,710	2,661,641
F5 Networks, Inc. *	4,847	966,589

		3,628,230

Consumer Finance - 0.2%
Capital One Financial Corp.	2,959	280,898
Credit Acceptance Corp. *(b)	229	100,318
Discover Financial Services	1,777	135,852

		517,068

Containers & Packaging - 0.4%
Owens-Illinois, Inc. *	60,973	1,145,683

Distributors - 0.0% (a)
LKQ Corp. *	2,069	65,525

Diversified Consumer Services - 0.0% (a)
Graham Holdings Co., Class B	215	124,550

Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc., Class B *	19,901	4,261,003

Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	20,277	1,082,589

Electric Utilities - 1.9%
Evergy, Inc.	1,148	63,048
Exelon Corp.	108,950	4,756,757
NextEra Energy, Inc.	2,054	344,250
Pinnacle West Capital Corp.	7,960	630,273

		5,794,328

Electrical Equipment - 0.5%
Eaton Corp. plc	16,996	1,474,063

Electronic Equipment, Instruments & Components - 0.6%
Arrow Electronics, Inc. *	8,314	612,908
CDW Corp.	1,805	160,501

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR TM LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Electronic Equipment, Instruments & Components - 0.6% (continued)
FLIR Systems, Inc.	10,781	$662,708
Zebra Technologies Corp., Class A *	1,928	340,928

		1,777,045

Entertainment - 2.2%
Activision Blizzard, Inc.	21,514	1,789,750
Electronic Arts, Inc. *	4,571	550,760
Twenty-First Century Fox, Inc., Class A	9,941	460,566
Viacom, Inc., Class B	91,457	3,087,588
Walt Disney Co. (The)	3,867	452,207
Zynga, Inc., Class A *	34,181	137,066

		6,477,937

Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	1,403	203,856
Public Storage	649	130,858
Simon Property Group, Inc.	526	92,970

		427,684

Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	1,193	280,212
Kroger Co. (The)	28,416	827,190
Walmart, Inc.	27,903	2,620,370

		3,727,772

Food Products - 0.9%
Archer-Daniels-Midland Co.	13,809	694,179
Ingredion, Inc.	3,716	390,031
Pilgrim’s Pride Corp. *	26,085	471,878
Tyson Foods, Inc., Class A	19,863	1,182,444

		2,738,532

Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	11,750	861,980
Align Technology, Inc. *	1,687	659,988
Baxter International, Inc.	19,226	1,482,133
Danaher Corp.	24,991	2,715,522
Medtronic plc	16,000	1,573,920
Varian Medical Systems, Inc. *(b)	1,297	145,173

		7,438,716

Health Care Providers & Services - 5.0%
Aetna, Inc.	3,078	624,372
Anthem, Inc.	7,414	2,031,807
Centene Corp. *	6,197	897,202
Cigna Corp.	15,751	3,280,146
Express Scripts Holding Co. *	5,708	542,317
Humana, Inc.	5,965	2,019,272
UnitedHealth Group, Inc.	7,879	2,096,129
WellCare Health Plans, Inc. *	11,523	3,693,006

		15,184,251

Hotels, Restaurants & Leisure - 0.9%
Carnival Corp.	8,980	572,655
Darden Restaurants, Inc.	15,496	1,723,000
Las Vegas Sands Corp.	1,754	104,065
McDonald’s Corp.	1,933	323,371

		2,723,091

INVESTMENTS	SHARES	VALUE
Household Durables - 0.1%
PulteGroup, Inc. (b)	15,185	$376,132

Independent Power and Renewable Electricity Producers - 0.1%
Vistra Energy Corp. *	7,299	181,599

Insurance - 5.0%
Aflac, Inc.	20,736	976,044
Allstate Corp. (The)	36,129	3,565,932
American Financial Group, Inc.	5,631	624,872
Assurant, Inc.	6,651	717,975
Assured Guaranty Ltd.	32,097	1,355,456
Athene Holding Ltd., Class A *	18,261	943,363
Chubb Ltd.	5,879	785,670
CNA Financial Corp.	2,758	125,903
Everest Re Group Ltd.	2,552	583,055
First American Financial Corp.	15,261	787,315
Hanover Insurance Group, Inc. (The)	1,071	132,129
Old Republic International Corp.	35,246	788,805
Prudential Financial, Inc.	9,843	997,293
Reinsurance Group of America, Inc.	7,701	1,113,257
Travelers Cos., Inc. (The)	10,842	1,406,316

		14,903,385

Interactive Media & Services - 5.3%
Alphabet, Inc., Class A *	4,461	5,384,784
Alphabet, Inc., Class C *	3,173	3,786,880
Facebook, Inc., Class A *	28,473	4,682,670
IAC/InterActiveCorp *	6,383	1,383,324
Match Group, Inc. *(b)	10,316	597,399

		15,835,057

Internet & Direct Marketing Retail - 3.9%
Amazon.com, Inc. *	4,199	8,410,597
Booking Holdings, Inc. *	479	950,336
eBay, Inc. *	32,436	1,071,037
Netflix, Inc. *	3,607	1,349,487

		11,781,457

IT Services - 4.3%
Accenture plc, Class A	7,680	1,307,136
Akamai Technologies, Inc. *	25,752	1,883,759
Amdocs Ltd.	2,488	164,158
Booz Allen Hamilton Holding Corp.	7,483	371,381
Broadridge Financial Solutions, Inc.	2,980	393,211
Cognizant Technology Solutions Corp., Class A	17,950	1,384,842
DXC Technology Co.	28,868	2,699,735
Euronet Worldwide, Inc. *	875	87,693
International Business Machines Corp.	13,578	2,053,129
Leidos Holdings, Inc.	1,612	111,486
Sabre Corp.	8,157	212,735
Total System Services, Inc.	8,174	807,101
VeriSign, Inc. *	1,127	180,455
Visa, Inc., Class A (b)	8,619	1,293,626

		12,950,447

Life Sciences Tools & Services - 1.3%
Bio-Techne Corp.	547	111,648
Charles River Laboratories International, Inc. *	3,517	473,177

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR TM LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Life Sciences Tools & Services - 1.3% (continued)
IQVIA Holdings, Inc. *	5,203	$675,037
Thermo Fisher Scientific, Inc.	10,247	2,501,088

		3,760,950

Machinery - 1.5%
Allison Transmission Holdings, Inc.	5,629	292,764
Caterpillar, Inc.	1,367	208,454
Cummins, Inc.	2,375	346,916
Ingersoll-Rand plc	2,242	229,357
Oshkosh Corp.	21,361	1,521,758
Snap-on, Inc.	2,611	479,379
Stanley Black & Decker, Inc. (b)	1,629	238,551
Terex Corp.	14,066	561,374
Trinity Industries, Inc.	13,809	505,962

		4,384,515

Media - 0.3%
Comcast Corp., Class A	18,515	655,616
John Wiley & Sons, Inc., Class A	3,393	205,616

		861,232

Metals & Mining - 0.2%
Reliance Steel & Aluminum Co.	3,505	298,941
Steel Dynamics, Inc.	8,267	373,586

		672,527

Multiline Retail - 2.3%
Kohl’s Corp.	20,588	1,534,836
Macy’s, Inc.	50,325	1,747,787
Target Corp.	42,639	3,761,186

		7,043,809

Multi-Utilities - 1.4%
Ameren Corp.	16,399	1,036,745
Consolidated Edison, Inc.	30,933	2,356,785
DTE Energy Co. (b)	1,863	203,309
Public Service Enterprise Group, Inc.	10,287	543,051

		4,139,890

Oil, Gas & Consumable Fuels - 3.9%
ConocoPhillips	28,096	2,174,630
Energen Corp. *	944	81,344
HollyFrontier Corp.	46,663	3,261,744
Marathon Petroleum Corp.	15,977	1,277,681
PBF Energy, Inc., Class A	45,827	2,287,225
Pioneer Natural Resources Co.	794	138,307
Valero Energy Corp.	21,109	2,401,149

		11,622,080

Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	2,294	333,364
Nu Skin Enterprises, Inc., Class A	1,653	136,240

		469,604

Pharmaceuticals - 3.0%
Johnson & Johnson	24,955	3,448,032
Merck & Co., Inc.	12,897	914,913
Mylan NV *	27,881	1,020,445
Pfizer, Inc.	71,283	3,141,442
Zoetis, Inc.	6,398	585,801

		9,110,633

INVESTMENTS	SHARES	VALUE
Professional Services - 0.5%
ManpowerGroup, Inc.	1,044	$89,742
Robert Half International, Inc.	21,056	1,481,922

		1,571,664

Road & Rail - 0.7%
CSX Corp.	5,373	397,871
Landstar System, Inc.	2,365	288,530
Norfolk Southern Corp.	991	178,875
Old Dominion Freight Line, Inc.	1,018	164,163
Union Pacific Corp.	7,322	1,192,241

		2,221,680

Semiconductors & Semiconductor Equipment - 5.7%
Applied Materials, Inc.	27,483	1,062,218
Intel Corp.	130,446	6,168,791
Lam Research Corp.	7,714	1,170,214
Micron Technology, Inc. *	100,165	4,530,463
NVIDIA Corp.	6,312	1,773,798
ON Semiconductor Corp. *	6,682	123,149
Skyworks Solutions, Inc.	5,004	453,913
Texas Instruments, Inc.	17,805	1,910,299

		17,192,845

Software - 5.9%
Adobe Systems, Inc. *	7,762	2,095,352
CA, Inc.	3,327	146,887
Cadence Design Systems, Inc. *	3,460	156,807
Citrix Systems, Inc. *	2,630	292,351
Dell Technologies, Inc., Class V *	1,085	105,375
Fortinet, Inc. *	8,732	805,702
Intuit, Inc.	404	91,870
Manhattan Associates, Inc. *	4,944	269,942
Microsoft Corp.	89,987	10,291,813
Oracle Corp.	30,452	1,570,105
VMware, Inc., Class A *	11,650	1,818,099

		17,644,303

Specialty Retail - 3.2%
Best Buy Co., Inc.	39,734	3,153,290
Dick’s Sporting Goods, Inc.	20,212	717,122
Foot Locker, Inc.	25,826	1,316,609
Gap, Inc. (The)	18,676	538,803
Home Depot, Inc. (The)	9,652	1,999,412
TJX Cos., Inc. (The)	869	97,345
Urban Outfitters, Inc. *	18,475	755,628
Williams-Sonoma, Inc. (b)	15,453	1,015,571

		9,593,780

Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	50,166	11,324,473
Hewlett Packard Enterprise Co.	8,858	144,474
HP, Inc.	33,050	851,698
NetApp, Inc.	3,703	318,051

		12,638,696

Textiles, Apparel & Luxury Goods - 2.5%
Lululemon Athletica, Inc. *	2,613	424,586
Michael Kors Holdings Ltd. *	37,849	2,594,928
NIKE, Inc., Class B	25,760	2,182,387
PVH Corp.	1,360	196,384

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR TM LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Textiles, Apparel & Luxury Goods - 2.5% (continued)
Ralph Lauren Corp.	6,336	$871,517
Skechers U.S.A., Inc., Class A *	40,390	1,128,093

		7,397,895

Thrifts & Mortgage Finance - 0.0% (a)
New York Community Bancorp, Inc. (b)	5,186	53,779

Tobacco - 0.7%
Altria Group, Inc.	18,086	1,090,767
Philip Morris International, Inc.	13,396	1,092,310

		2,183,077

Trading Companies & Distributors - 0.9%
Air Lease Corp.	16,184	742,522
United Rentals, Inc. *	7,664	1,253,830
WW Grainger, Inc.	2,097	749,489

		2,745,841

TOTAL COMMON STOCKS (Cost $221,564,751)		292,115,636

SHORT-TERM INVESTMENTS - 3.3%

Investment Companies - 3.3%
Limited Purpose Cash Investment Fund, 2.06% (c)
(Cost $9,949,098)	9,950,718	9,949,723

SECURITIES LENDING COLLATERAL - 0.6%

Investment Companies - 0.6%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares
1.97% (c)(d)	198,015	198,015
Limited Purpose Cash Investment Fund
2.06% (c)(d)	1,420,880	1,420,738

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,618,895)		1,618,753

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.9% (Cost $233,132,744)		303,684,112

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)% (e)		(2,604,308)

NET ASSETS - 100.0%		$301,079,804

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$24,256,815	8.0%
Consumer Discretionary	40,156,908	13.3
Consumer Staples	10,156,980	3.4
Energy	11,622,080	3.9
Financials	40,828,234	13.6
Health Care	43,083,957	14.3
Industrials	35,369,791	11.7
Information Technology	65,831,566	21.9
Materials	10,265,803	3.4
Real Estate	427,684	0.1
Utilities	10,115,818	3.4
Short-Term Investments	9,949,723	3.3
Securities Lending Collateral	1,618,753	0.6

Total Investments In Securities At Value	303,684,112	100.9
Liabilities in Excess of Other Assets (e)	(2,604,308)	(0.9)

Net Assets	$301,079,804	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at September 30, 2018. The total value of securities on loan at September 30, 2018 was $2,729,408.
(c)	Represents 7-day effective yield as of September 30, 2018.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $1,180,444 was received (See Note 3).
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820 (See Note 4).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR TM LARGE CAP MULTI-STYLE FUND

Futures contracts outstanding as of September 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index	38	12/2018	USD	$5,546,100	$24,624

					$24,624

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at September 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$286,285	$286,285

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 97.4%

Aerospace & Defense - 1.5%
Aerovironment, Inc. *	275	$30,847
Axon Enterprise, Inc. *	2,029	138,845
Ducommun, Inc. *	687	28,057
Esterline Technologies Corp. *	599	54,479
KLX, Inc. *	750	47,085
Moog, Inc., Class A	620	53,301
National Presto Industries, Inc.	153	19,836
Vectrus, Inc. *	4,573	142,632

		515,082

Air Freight & Logistics - 1.2%
Air Transport Services Group, Inc. *(a)	1,042	22,372
Atlas Air Worldwide Holdings, Inc. *	2,162	137,828
Echo Global Logistics, Inc. *	1,000	30,950
Forward Air Corp.	782	56,069
Hub Group, Inc., Class A *	4,052	184,771

		431,990

Airlines - 0.3%
Allegiant Travel Co.	100	12,680
Hawaiian Holdings, Inc.	353	14,155
SkyWest, Inc.	613	36,106
Spirit Airlines, Inc. *	1,087	51,056

		113,997

Auto Components - 1.3%
American Axle & Manufacturing Holdings, Inc. *	4,494	78,375
Cooper-Standard Holdings, Inc. *	1,603	192,328
Dana, Inc.	1,579	29,480
Stoneridge, Inc. *	2,017	59,945
Tenneco, Inc.	798	33,628
Tower International, Inc.	1,648	49,852

		443,608

Automobiles - 0.0% (b)
Winnebago Industries, Inc.	192	6,365

Banks - 6.8%
1st Source Corp.	596	31,362
Ameris Bancorp	295	13,481
BancFirst Corp.	657	39,387
BancorpSouth Bank	1,587	51,895
Berkshire Hills Bancorp, Inc.	616	25,071
Brookline Bancorp, Inc.	960	16,032
Cadence Bancorp	3,610	94,293
Cathay General Bancorp	4,603	190,748
CenterState Bank Corp.	1,055	29,593
Chemical Financial Corp.	379	20,239
City Holding Co.	216	16,589
Columbia Banking System, Inc.	643	24,929
Community Trust Bancorp, Inc.	310	14,368
Customers Bancorp, Inc. *	571	13,436
Eagle Bancorp, Inc. *	1,279	64,717
Enterprise Financial Services Corp.	898	47,639
FCB Financial Holdings, Inc., Class A *	290	13,746
Fidelity Southern Corp.	888	22,005
First Busey Corp.	462	14,345

INVESTMENTS	SHARES	VALUE

Banks - 6.8% (continued)
First Commonwealth Financial Corp.	1,715	$27,680
First Financial Bancorp	386	11,464
First Interstate BancSystem, Inc., Class A	2,605	116,704
First Merchants Corp.	1,693	76,168
First Midwest Bancorp, Inc.	1,160	30,844
Flushing Financial Corp.	605	14,762
Fulton Financial Corp.	5,301	88,262
Great Southern Bancorp, Inc.	519	28,727
Great Western Bancorp, Inc.	4,716	198,968
Hancock Whitney Corp.	1,367	65,001
Hanmi Financial Corp.	414	10,309
Heartland Financial USA, Inc.	1,081	62,752
Heritage Financial Corp.	437	15,361
Hilltop Holdings, Inc. (a)	795	16,035
Hope Bancorp, Inc.	1,431	23,139
Independent Bank Corp./MA	875	72,275
Independent Bank Group, Inc.	221	14,652
International Bancshares Corp.	4,313	194,085
LegacyTexas Financial Group, Inc.	1,077	45,880
Live Oak Bancshares, Inc.	562	15,062
MB Financial, Inc.	1,415	65,246
Midland States Bancorp, Inc.	480	15,408
NBT Bancorp, Inc.	1,108	42,525
OFG Bancorp	770	12,436
Old National Bancorp	1,544	29,799
Preferred Bank	505	29,542
Renasant Corp.	657	27,075
Sandy Spring Bancorp, Inc.	415	16,314
ServisFirst Bancshares, Inc.	2,223	87,030
Simmons First National Corp., Class A	1,325	39,021
Towne Bank (a)	394	12,155
TriCo Bancshares	365	14,096
Trustmark Corp.	1,520	51,148
UMB Financial Corp.	154	10,919
United Community Banks, Inc.	833	23,232
WesBanco, Inc.	798	35,575

		2,383,526

Beverages - 1.4%
Boston Beer Co., Inc. (The), Class A *	847	243,512
Craft Brew Alliance, Inc. *	676	11,053
MGP Ingredients, Inc. (a)	1,049	82,850
National Beverage Corp. *(a)	1,335	155,688

		493,103

Biotechnology - 5.3%
Acorda Therapeutics, Inc. *	409	8,037
Amicus Therapeutics, Inc. *(a)	1,954	23,624
Array BioPharma, Inc. *	2,096	31,859
Arrowhead Pharmaceuticals, Inc. *(a)	1,862	35,695
BioSpecifics Technologies Corp. *	653	38,194
Calithera Biosciences, Inc. *	2,018	10,594
CareDx, Inc. *	1,267	36,553
Clovis Oncology, Inc. *	479	14,068
Concert Pharmaceuticals, Inc. *	1,080	16,027
Eagle Pharmaceuticals, Inc. *(a)	1,048	72,658
Emergent BioSolutions, Inc. *	4,569	300,777
Enanta Pharmaceuticals, Inc. *	1,660	141,864

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Biotechnology - 5.3% (continued)
FibroGen, Inc. *	529	$32,137
Genomic Health, Inc. *	279	19,591
Halozyme Therapeutics, Inc. *	1,617	29,381
Insmed, Inc. *	1,004	20,301
Intercept Pharmaceuticals, Inc. *	320	40,435
Ligand Pharmaceuticals, Inc. *	216	59,290
Loxo Oncology, Inc. *	424	72,432
Momenta Pharmaceuticals, Inc. *	505	13,281
Myriad Genetics, Inc. *	5,816	267,536
PDL BioPharma, Inc. *	48,401	127,295
Portola Pharmaceuticals, Inc. *(a)	648	17,256
Puma Biotechnology, Inc. *	386	17,698
REGENXBIO, Inc. *	1,486	112,193
Repligen Corp. *	3,331	184,737
Sorrento Therapeutics, Inc. *(a)	8,565	37,686
Spectrum Pharmaceuticals, Inc. *	5,027	84,454

		1,865,653

Building Products - 1.4%
Apogee Enterprises, Inc.	1,640	67,765
Builders FirstSource, Inc. *	5,936	87,140
Continental Building Products, Inc. *	491	18,437
Insteel Industries, Inc.	325	11,661
Patrick Industries, Inc. *	2,462	145,750
Simpson Manufacturing Co., Inc.	404	29,274
Trex Co., Inc. *	394	30,330
Universal Forest Products, Inc.	2,844	100,479

		490,836

Capital Markets - 1.4%
Artisan Partners Asset Management, Inc., Class A	1,083	35,089
Blucora, Inc. *	2,123	85,451
Cohen & Steers, Inc. (a)	1,470	59,697
INTL. FCStone, Inc. *	473	22,855
Stifel Financial Corp.	1,508	77,300
Waddell & Reed Financial, Inc., Class A (a)	9,378	198,626

		479,018

Chemicals - 1.8%
AdvanSix, Inc. *	1,661	56,391
American Vanguard Corp.	513	9,234
Chase Corp.	391	46,979
FutureFuel Corp.	1,388	25,733
Ingevity Corp. *	517	52,672
Innospec, Inc.	465	35,689
Kraton Corp. *	365	17,210
Kronos Worldwide, Inc.	5,025	81,656
PolyOne Corp.	327	14,296
Rayonier Advanced Materials, Inc.	1,595	29,396
Stepan Co.	785	68,303
Trinseo SA	2,424	189,799

		627,358

Commercial Services & Supplies - 2.0%
ACCO Brands Corp.	13,454	152,030
Brink’s Co. (The)	197	13,741
Deluxe Corp.	973	55,403
Ennis, Inc.	4,365	89,264

INVESTMENTS	SHARES	VALUE
Commercial Services & Supplies - 2.0% (continued)
Herman Miller, Inc.	2,019	$77,529
HNI Corp.	324	14,334
Interface, Inc.	3,192	74,533
Kimball International, Inc., Class B	1,589	26,616
Quad/Graphics, Inc.	2,012	41,930
Steelcase, Inc., Class A	3,334	61,679
Tetra Tech, Inc.	213	14,548
UniFirst Corp.	198	34,383
Viad Corp.	484	28,677

		684,667

Communications Equipment - 0.1%
Ciena Corp. *	404	12,621
InterDigital, Inc.	129	10,320
Plantronics, Inc.	234	14,110

		37,051

Construction & Engineering - 0.7%
Argan, Inc.	248	10,664
Comfort Systems USA, Inc.	778	43,879
EMCOR Group, Inc.	2,083	156,454
KBR, Inc.	990	20,919
Primoris Services Corp.	453	11,243

		243,159

Construction Materials - 0.1%
Summit Materials, Inc., Class A *	1,368	24,870
US Concrete, Inc. *	110	5,044

		29,914

Consumer Finance - 1.9%
Enova International, Inc. *	670	19,296
EZCORP, Inc., Class A *	1,187	12,701
FirstCash, Inc.	1,974	161,868
Green Dot Corp., Class A *	2,790	247,808
Nelnet, Inc., Class A	1,981	113,254
World Acceptance Corp. *	824	94,232

		649,159

Distributors - 0.0% (b)
Core-Mark Holding Co., Inc.	182	6,181

Diversified Consumer Services - 1.4%
Adtalem Global Education, Inc. *	4,179	201,428
American Public Education, Inc. *	3,161	104,471
Career Education Corp. *	1,079	16,109
K12, Inc. *	733	12,974
Strategic Education, Inc.	354	48,509
Weight Watchers International, Inc. *	1,476	106,257

		489,748

Diversified Telecommunication Services - 0.7%
Iridium Communications, Inc. *	1,863	41,917
Vonage Holdings Corp. *	14,272	202,092

		244,009

Electric Utilities - 0.0% (b)
Spark Energy, Inc., Class A (a)	1,876	15,477

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Electrical Equipment - 2.2%
Allied Motion Technologies, Inc.	443	$24,112
Atkore International Group, Inc. *	3,786	100,443
Encore Wire Corp.	898	44,990
EnerSys	589	51,319
Enphase Energy, Inc. *(a)	20,413	99,003
Generac Holdings, Inc. *	3,058	172,502
Sunrun, Inc. *(a)	10,665	132,673
TPI Composites, Inc. *	4,636	132,358

		757,400

Electronic Equipment, Instruments & Components - 2.1%
AVX Corp.	825	14,891
Electro Scientific Industries, Inc. *	9,920	173,104
ePlus, Inc. *	812	75,272
Fabrinet (Thailand) *	327	15,127
Insight Enterprises, Inc. *	755	40,838
KEMET Corp. *	2,920	54,166
Kimball Electronics, Inc. *	146	2,869
Methode Electronics, Inc.	1,584	57,341
Plexus Corp. *	371	21,707
Rogers Corp. *	309	45,522
SYNNEX Corp.	554	46,924
Tech Data Corp. *	902	64,556
TTM Technologies, Inc. *	4,738	75,382
Vishay Intertechnology, Inc.	2,321	47,232

		734,931

Energy Equipment & Services - 0.3%
KLX Energy Services Holdings, Inc. *	300	9,603
Mammoth Energy Services, Inc. (a)	3,318	96,554
Smart Sand, Inc. *(a)	2,967	12,194

		118,351

Entertainment - 0.0% (b)
Marcus Corp. (The)	360	15,138

Equity Real Estate Investment Trusts (REITs) - 2.8%
Agree Realty Corp.	510	27,091
Alexander & Baldwin, Inc.	742	16,836
American Assets Trust, Inc.	393	14,655
CareTrust REIT, Inc.	689	12,202
Chesapeake Lodging Trust	493	15,811
CoreCivic, Inc.	1,834	44,621
Cousins Properties, Inc.	2,843	25,274
DiamondRock Hospitality Co.	3,310	38,628
EastGroup Properties, Inc.	345	32,989
First Industrial Realty Trust, Inc.	1,565	49,141
Four Corners Property Trust, Inc.	2,196	56,415
Franklin Street Properties Corp.	1,279	10,219
GEO Group, Inc. (The)	2,602	65,466
Gramercy Property Trust	2,337	64,127
LaSalle Hotel Properties	1,494	51,678
Lexington Realty Trust	1,955	16,227
LTC Properties, Inc.	501	22,099
Monmouth Real Estate Investment Corp.	1,239	20,716
National Health Investors, Inc.	812	61,379
National Storage Affiliates Trust	538	13,687
Pebblebrook Hotel Trust (a)	739	26,878
PS Business Parks, Inc.	158	20,080

INVESTMENTS	SHARES	VALUE

Equity Real Estate Investment Trusts (REITs) - 2.8% (continued)
Rexford Industrial Realty, Inc.	832	$26,591
Ryman Hospitality Properties, Inc.	689	59,371
Select Income REIT	598	13,120
Summit Hotel Properties, Inc.	1,140	15,424
Sunstone Hotel Investors, Inc.	3,628	59,354
Terreno Realty Corp.	1,043	39,321
Washington Prime Group, Inc. (a)	3,717	27,134
Xenia Hotels & Resorts, Inc.	1,121	26,568

		973,102

Food & Staples Retailing - 0.2%
Ingles Markets, Inc., Class A	942	32,263
Weis Markets, Inc. (a)	629	27,299

		59,562

Food Products - 0.4%
Cal-Maine Foods, Inc.	410	19,803
John B Sanfilippo & Son, Inc.	657	46,897
Sanderson Farms, Inc.	642	66,363

		133,063

Gas Utilities - 0.3%
ONE Gas, Inc.	1,128	92,812

Health Care Equipment & Supplies - 3.2%
AxoGen, Inc. *	270	9,949
Globus Medical, Inc., Class A *	4,617	262,061
Haemonetics Corp. *	1,855	212,546
Heska Corp. *	308	34,899
Inogen, Inc. *	500	122,060
Integer Holdings Corp. *	717	59,475
IntriCon Corp. *	623	35,013
Lantheus Holdings, Inc. *	2,678	40,036
LeMaitre Vascular, Inc.	647	25,065
Merit Medical Systems, Inc. *	1,835	112,761
Neogen Corp. *	725	51,859
NuVasive, Inc. *	498	35,348
NxStage Medical, Inc. *	937	26,133
STAAR Surgical Co. *	1,325	63,600
Tandem Diabetes Care, Inc. *	352	15,080

		1,105,885

Health Care Providers & Services - 1.8%
Amedisys, Inc. *	1,010	126,209
AMN Healthcare Services, Inc. *	3,250	177,775
Diplomat Pharmacy, Inc. *	1,851	35,928
Ensign Group, Inc. (The)	321	12,172
LifePoint Health, Inc. *	549	35,356
Magellan Health, Inc. *	1,626	117,153
RadNet, Inc. *	1,896	28,535
Select Medical Holdings Corp. *	871	16,026
Tenet Healthcare Corp. *	1,021	29,058
Tivity Health, Inc. *	291	9,356
Triple-S Management Corp., Class B *	3,136	59,239

		646,807

Health Care Technology - 0.0% (b)
HMS Holdings Corp. *	316	10,368

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Hotels, Restaurants & Leisure - 1.7%
BBX Capital Corp.	1,533	$11,375
BJ’s Restaurants, Inc.	197	14,223
Bloomin’ Brands, Inc.	1,971	39,006
Bojangles’, Inc. *	779	12,230
Brinker International, Inc.	1,313	61,357
Cracker Barrel Old Country Store, Inc.	338	49,730
Dave & Buster’s Entertainment, Inc. *	529	35,030
Eldorado Resorts, Inc. *	1,760	85,536
Marriott Vacations Worldwide Corp.	508	56,769
Penn National Gaming, Inc. *	3,066	100,933
Ruth’s Hospitality Group, Inc.	1,008	31,802
Sonic Corp.	786	34,065
Texas Roadhouse, Inc.	529	36,655
Town Sports International Holdings, Inc. *	1,581	13,676

		582,387

Household Durables - 1.3%
Bassett Furniture Industries, Inc.	456	9,690
Flexsteel Industries, Inc.	1,277	37,978
Hamilton Beach Brands Holding Co., Class A	746	16,367
Hooker Furniture Corp.	1,609	54,384
KB Home	2,196	52,506
La-Z-Boy, Inc.	3,449	108,989
MDC Holdings, Inc.	1,117	33,041
Meritage Homes Corp. *	339	13,526
Roku, Inc. *(a)	640	46,739
Taylor Morrison Home Corp., Class A *	542	9,778
TopBuild Corp. *	651	36,990
TRI Pointe Group, Inc. *	1,208	14,979
ZAGG, Inc. *	1,893	27,922

		462,889

Household Products - 0.1%
WD-40 Co. (a)	128	22,029

Insurance - 5.9%
American Equity Investment Life Holding Co.	3,811	134,757
AMERISAFE, Inc.	400	24,780
Argo Group International Holdings Ltd.	172	10,845
CNO Financial Group, Inc.	4,891	103,787
Employers Holdings, Inc.	3,538	160,271
Enstar Group Ltd. *	107	22,310
FBL Financial Group, Inc., Class A	241	18,135
Genworth Financial, Inc., Class A *	7,815	32,589
Health Insurance Innovations, Inc., Class A *	939	57,889
Heritage Insurance Holdings, Inc. (a)	1,800	26,676
Horace Mann Educators Corp.	702	31,520
Kemper Corp.	1,856	149,315
National General Holdings Corp.	1,600	42,944
National Western Life Group, Inc., Class A	347	110,762
Navigators Group, Inc. (The)	355	24,530
Primerica, Inc.	2,628	316,805
Selective Insurance Group, Inc.	2,479	157,417
Third Point Reinsurance Ltd. *	9,111	118,443
Trupanion, Inc. *(a)	1,987	70,996
Universal Insurance Holdings, Inc.	8,880	431,124

		2,045,895

INVESTMENTS	SHARES	VALUE
Interactive Media & Services - 0.9%
Care.com, Inc. *	970	$21,447
Cargurus, Inc. *	751	41,823
Cars.com, Inc. *	1,290	35,617
Meet Group, Inc. (The) *	2,906	14,385
QuinStreet, Inc. *	3,652	49,558
XO Group, Inc. *	1,570	54,133
Yelp, Inc. *	1,787	87,920

		304,883

Internet & Direct Marketing Retail - 1.8%
1-800-Flowers.com, Inc., Class A *	4,121	48,628
Etsy, Inc. *	4,668	239,842
Nutrisystem, Inc.	815	30,196
PetMed Express, Inc.	665	21,951
Shutterstock, Inc.	884	48,249
Stamps.com, Inc. *	1,045	236,379

		625,245

IT Services - 2.1%
Acxiom Holdings, Inc. *	1,215	60,033
CACI International, Inc., Class A *	596	109,753
Convergys Corp.	1,378	32,714
Hackett Group, Inc. (The)	1,786	35,988
MAXIMUS, Inc.	1,327	86,335
Perspecta, Inc.	2,308	59,362
Sykes Enterprises, Inc. *	3,059	93,269
Syntel, Inc. *	1,262	51,717
Travelport Worldwide Ltd.	4,993	84,232
TTEC Holdings, Inc.	541	14,012
Unisys Corp. *	3,758	76,663
Web.com Group, Inc. *	615	17,158

		721,236

Leisure Products - 1.6%
Acushnet Holdings Corp.	1,433	39,307
Callaway Golf Co.	1,589	38,597
Johnson Outdoors, Inc., Class A	2,942	273,577
MCBC Holdings, Inc. *	1,726	61,929
Nautilus, Inc. *	5,352	74,660
Sturm Ruger & Co., Inc.	945	65,252

		553,322

Life Sciences Tools & Services - 0.4%
Cambrex Corp. *	1,043	71,341
Medpace Holdings, Inc. *	922	55,237

		126,578

Machinery - 2.8%
Alamo Group, Inc.	905	82,907
Altra Industrial Motion Corp. (a)	302	12,473
Barnes Group, Inc.	1,408	100,010
Columbus McKinnon Corp.	1,533	60,615
EnPro Industries, Inc.	858	62,574
Federal Signal Corp.	438	11,730
FreightCar America, Inc. *	689	11,072
Global Brass & Copper Holdings, Inc.	905	33,394
Greenbrier Cos., Inc. (The)	2,523	151,632
Harsco Corp. *	478	13,647

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Machinery - 2.8% (continued)
Hillenbrand, Inc.	1,342	$70,187
Hyster-Yale Materials Handling, Inc.	446	27,442
Kadant, Inc.	399	43,032
Lydall, Inc. *	355	15,300
Meritor, Inc. *	9,214	178,383
Proto Labs, Inc. *	126	20,381
Spartan Motors, Inc.	1,653	24,382
Wabash National Corp.	2,433	44,354

		963,515

Media - 1.1%
Entravision Communications Corp., Class A	10,835	53,091
Gannett Co., Inc.	11,389	114,004
Gray Television, Inc. *	3,996	69,930
MSG Networks, Inc., Class A *(a)	3,185	82,173
Scholastic Corp.	317	14,801
TechTarget, Inc. *	1,843	35,791

		369,790

Metals & Mining - 1.4%
Commercial Metals Co.	1,334	27,374
Schnitzer Steel Industries, Inc., Class A	804	21,748
Warrior Met Coal, Inc.	15,582	421,337
Worthington Industries, Inc.	605	26,233

		496,692

Mortgage Real Estate Investment Trusts (REITs) - 0.6%
Apollo Commercial Real Estate Finance, Inc.	2,545	48,024
Blackstone Mortgage Trust, Inc., Class A (a)	1,590	53,281
Invesco Mortgage Capital, Inc.	3,514	55,591
Redwood Trust, Inc.	2,553	41,461

		198,357

Multiline Retail - 0.1%
Dillard’s, Inc., Class A (a)	716	54,659

Multi-Utilities - 0.3%
Avista Corp.	935	47,274
Black Hills Corp.	573	33,285
NorthWestern Corp.	698	40,945

		121,504

Oil, Gas & Consumable Fuels - 2.5%
Abraxas Petroleum Corp. *	12,469	29,053
Arch Coal, Inc., Class A	1,686	150,729
Delek US Holdings, Inc.	231	9,801
Denbury Resources, Inc. *	8,452	52,402
NACCO Industries, Inc., Class A	213	6,976
Oasis Petroleum, Inc. *	1,606	22,773
Peabody Energy Corp.	4,827	172,034
Penn Virginia Corp. *	227	18,283
Renewable Energy Group, Inc. *	5,732	165,082
REX American Resources Corp. *	173	13,070
SandRidge Energy, Inc. *	2,411	26,208
Southwestern Energy Co. *	9,076	46,378
W&T Offshore, Inc. *	15,138	145,930

		858,719

Paper & Forest Products - 2.0%
Boise Cascade Co.	3,301	121,477

INVESTMENTS	SHARES	VALUE
Paper & Forest Products - 2.0% (continued)
KapStone Paper and Packaging Corp.	1,268	$42,998
Louisiana-Pacific Corp.	10,596	280,688
Neenah, Inc.	279	24,078
PH Glatfelter Co.	622	11,886
Verso Corp., Class A *	6,579	221,515

		702,642

Personal Products - 2.3%
Inter Parfums, Inc.	454	29,260
Medifast, Inc.	1,585	351,157
Natural Health Trends Corp.	2,054	47,817
USANA Health Sciences, Inc. *	3,257	392,632

		820,866

Pharmaceuticals - 0.9%
ANI Pharmaceuticals, Inc. *	292	16,510
Corcept Therapeutics, Inc. *(a)	6,308	88,438
Horizon Pharma plc *	1,116	21,851
Innoviva, Inc. *	1,681	25,618
Mallinckrodt plc *	712	20,869
Phibro Animal Health Corp., Class A	1,471	63,106
Supernus Pharmaceuticals, Inc. *(a)	1,427	71,850

		308,242

Professional Services - 3.0%
ASGN, Inc. *	801	63,223
Barrett Business Services, Inc.	1,074	71,722
CBIZ, Inc. *	831	19,695
FTI Consulting, Inc. *	1,591	116,445
ICF International, Inc.	485	36,593
Insperity, Inc.	3,357	395,958
Kelly Services, Inc., Class A	1,957	47,027
Kforce, Inc.	1,827	68,695
Korn/Ferry International	1,902	93,654
TriNet Group, Inc. *	591	33,285
TrueBlue, Inc. *	3,428	89,299
Willdan Group, Inc. *	461	15,656

		1,051,252

Real Estate Management & Development - 0.3%
HFF, Inc., Class A	1,647	69,965
Marcus & Millichap, Inc. *	453	15,724
RMR Group, Inc. (The), Class A	288	26,726

		112,415

Road & Rail - 1.6%
ArcBest Corp.	3,981	193,277
Covenant Transportation Group, Inc., Class A *	786	22,841
Marten Transport Ltd.	2,522	53,088
Saia, Inc. *	2,529	193,342
USA Truck, Inc. *	1,303	26,360
Werner Enterprises, Inc.	1,708	60,378

		549,286

Semiconductors & Semiconductor Equipment - 1.7%
Advanced Energy Industries, Inc. *	1,709	88,270
Alpha & Omega Semiconductor Ltd. *	878	10,211
Amkor Technology, Inc. *	9,252	68,372
Cabot Microelectronics Corp.	1,094	112,868
Diodes, Inc. *	494	16,445

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 1.7% (continued)
Entegris, Inc.	4,311	$124,804
Integrated Device Technology, Inc. *	1,046	49,173
Photronics, Inc. *	1,645	16,203
Rudolph Technologies, Inc. *	1,473	36,015
Silicon Laboratories, Inc. *	138	12,668
SMART Global Holdings, Inc. *	2,453	70,499

		605,528

Software - 3.0%
ACI Worldwide, Inc. *	900	25,326
Alarm.com Holdings, Inc. *	758	43,509
Avaya Holdings Corp. *	1,583	35,048
Blackbaud, Inc. (a)	432	43,839
Ebix, Inc. (a)	1,605	127,036
eGain Corp. *	2,732	22,129
Ellie Mae, Inc. *(a)	472	44,731
Five9, Inc. *	316	13,806
HubSpot, Inc. *	177	26,718
j2 Global, Inc.	2,063	170,920
MicroStrategy, Inc., Class A *	92	12,937
Mitek Systems, Inc. *	2,473	17,435
Progress Software Corp.	2,042	72,062
Qualys, Inc. *	2,236	199,228
Trade Desk, Inc. (The), Class A *	794	119,823
Verint Systems, Inc. *	1,235	61,873
Zix Corp. *	2,274	12,621

		1,049,041

Specialty Retail - 5.6%
Aaron’s, Inc.	454	24,725
Abercrombie & Fitch Co., Class A	9,670	204,230
American Eagle Outfitters, Inc.	11,016	273,527
Asbury Automotive Group, Inc. *	552	37,950
Boot Barn Holdings, Inc. *(a)	545	15,483
Buckle, Inc. (The)	5,468	126,037
Caleres, Inc.	4,796	171,985
Cato Corp. (The), Class A	1,409	29,617
Chico’s FAS, Inc.	5,753	49,879
Children’s Place, Inc. (The)	1,183	151,187
Citi Trends, Inc.	926	26,641
DSW, Inc., Class A	4,996	169,265
Express, Inc. *	11,213	124,016
Five Below, Inc. *	736	95,724
Genesco, Inc. *	486	22,891
Group 1 Automotive, Inc.	480	31,152
Haverty Furniture Cos., Inc.	511	11,293
Hibbett Sports, Inc. *(a)	3,646	68,545
RH *	213	27,905
Shoe Carnival, Inc.	2,530	97,405
Sleep Number Corp. *	587	21,590
Sportsman’s Warehouse Holdings, Inc. *	2,998	17,538
Tailored Brands, Inc. (a)	2,971	74,840
Tilly’s, Inc., Class A	543	10,290
Zumiez, Inc. *	3,032	79,893

		1,963,608

Textiles, Apparel & Luxury Goods - 3.1%
Crocs, Inc. *	4,154	88,439
Deckers Outdoor Corp. *	2,944	349,100
Fossil Group, Inc. *(a)	2,686	62,530

INVESTMENTS	SHARES	VALUE
Textiles, Apparel & Luxury Goods - 3.1% (continued)
G-III Apparel Group Ltd. *	3,443	$165,918
Movado Group, Inc.	2,301	96,412
Oxford Industries, Inc.	1,202	108,420
Rocky Brands, Inc.	1,175	33,252
Steven Madden Ltd.	1,531	80,990
Vera Bradley, Inc. *	4,169	63,619
Wolverine World Wide, Inc.	425	16,596

		1,065,276

Thrifts & Mortgage Finance - 3.3%
Axos Financial, Inc. *	6,631	228,040
Dime Community Bancshares, Inc.	671	11,977
Essent Group Ltd. *	490	21,682
Federal Agricultural Mortgage Corp., Class C	611	44,102
First Defiance Financial Corp.	1,436	43,238
Flagstar Bancorp, Inc. *	364	11,455
HomeStreet, Inc. *	672	17,808
Meridian Bancorp, Inc.	807	13,719
Meta Financial Group, Inc.	419	34,630
MGIC Investment Corp. *	19,076	253,902
Oritani Financial Corp.	820	12,751
Provident Financial Services, Inc.	940	23,077
Radian Group, Inc.	6,798	140,515
United Financial Bancorp, Inc.	672	11,310
Walker & Dunlop, Inc.	3,720	196,714
Washington Federal, Inc.	1,913	61,216
WSFS Financial Corp.	309	14,569

		1,140,705

Tobacco - 0.5%
Pyxus International, Inc. *	598	13,754
Turning Point Brands, Inc.	1,129	46,808
Universal Corp.	1,530	99,450
Vector Group Ltd. (a)	852	11,735

		171,747

Trading Companies & Distributors - 1.8%
Applied Industrial Technologies, Inc.	193	15,102
BlueLinx Holdings, Inc. *(a)	551	17,351
BMC Stock Holdings, Inc. *	2,139	39,892
CAI International, Inc. *	4,111	94,019
DXP Enterprises, Inc. *	433	17,350
GATX Corp.	1,682	145,644
H&E Equipment Services, Inc.	2,257	85,270
Herc Holdings, Inc. *	316	16,179
Rush Enterprises, Inc., Class A	591	23,232
Systemax, Inc.	437	14,395
Titan Machinery, Inc. *	581	8,997
Triton International Ltd.	4,373	145,490

		622,921

Wireless Telecommunication Services - 1.1%
Boingo Wireless, Inc. *	5,104	178,130
NII Holdings, Inc. *(a)	14,910	87,373
Shenandoah Telecommunications Co.	2,778	107,647

		373,150

TOTAL COMMON STOCKS (Cost $26,958,186)		33,941,699

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
PREFERRED STOCKS - 0.0% (b)

Media - 0.0% (b)
GCI Liberty, Inc., Series A, 7.00%, 3/10/2039 (c)
(Cost $903)	105	$2,632

	NO. OF RIGHTS
RIGHTS - 0.0% (b)

Media - 0.0% (b)
Media General, Inc., CVR (3)*(d)
(Cost $221)	744	13

	SHARES
SHORT-TERM INVESTMENTS - 2.6%

Investment Companies - 2.6%
Limited Purpose Cash Investment Fund, 2.06% (e)
(Cost $886,557)	886,688	886,599

SECURITIES LENDING COLLATERAL - 6.0%

Investment Companies - 6.0%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares
1.97% (e)(f)	257,210	257,210
Limited Purpose Cash Investment Fund
2.06% (e)(f)	1,845,633	1,845,448

TOTAL SECURITIES LENDING COLLATERAL (Cost $2,102,843)		2,102,658

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 106.0% (Cost $29,948,710)		36,933,601

LIABILITIES IN EXCESS OF OTHER ASSETS - (6.0)% (g)		(2,098,940)

NET ASSETS - 100.0%		$34,834,661

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$1,309,615	3.8%
Consumer Discretionary	6,253,288	17.9
Consumer Staples	1,700,369	4.9
Energy	977,070	2.8
Financials	6,896,660	19.8
Health Care	4,063,533	11.7
Industrials	6,424,106	18.4
Information Technology	3,147,787	9.0
Materials	1,856,606	5.3
Real Estate	1,085,517	3.1
Utilities	229,793	0.7
Short-Term Investments	886,599	2.6
Securities Lending Collateral	2,102,658	6.0

Total Investments In Securities At Value	36,933,601	106.0
Liabilities in Excess of Other Assets (g)	(2,098,940)	(6.0)

Net Assets	$34,834,661	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2018. The total value of securities on loan at September 30, 2018 was $2,030,699.
(b)	Represents less than 0.05% of net assets.
(c)	Perpetual security. The rate reflected was the rate in effect on September 30, 2018. The maturity date reflects the next call date.
(d)

Security fair valued as of September 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2018 amounted to $13, which represents approximately 0.00% of net assets of the fund.

(e)	Represents 7-day effective yield as of September 30, 2018.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan (See Note 3).
(g)	Includes appreciation/(depreciation) on futures contracts.

All securities are United States companies, unless noted otherwise in parentheses.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(3)	Level 3 security (See Note 4).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR TM SMALL CAP MULTI-STYLE FUND

Futures contracts outstanding as of September 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index	5	12/2018	USD	$425,200	$(4,102)

					$(4,102)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at September 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$24,734	$24,734

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR TM INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 96.4%

Australia - 5.5%
Amcor Ltd.	10,220	$101,006
Aristocrat Leisure Ltd.	66,517	1,366,056
BHP Billiton Ltd.	31,889	794,384
BlueScope Steel Ltd.	57,840	709,393
Caltex Australia Ltd.	12,558	271,301
CIMIC Group Ltd.	19,409	720,369
Cochlear Ltd.	3,464	502,266
CSL Ltd.	4,834	702,377
Dexus, REIT	33,527	256,131
Flight Centre Travel Group Ltd.	17,110	657,055
Fortescue Metals Group Ltd.	266,270	754,537
Goodman Group, REIT	30,886	231,694
GPT Group (The), REIT	19,876	74,859
Macquarie Group Ltd.	5,407	491,866
Rio Tinto Ltd.	3,006	170,959
Santos Ltd.	77,141	405,005
Scentre Group, REIT	71,981	206,856
South32 Ltd.	292,405	821,747
Telstra Corp. Ltd.	244,163	562,526
Treasury Wine Estates Ltd.	4,204	53,063
Woodside Petroleum Ltd.	27,943	779,522

		10,632,972

Belgium - 1.3%
Ageas	19,178	1,030,983
Groupe Bruxelles Lambert SA	1,467	153,776
KBC Group NV	5,595	416,035
UCB SA	3,823	343,550
Umicore SA	8,430	470,887

		2,415,231

Canada - 6.8%
Bank of Montreal (1)	8,976	740,373
Bank of Nova Scotia (The) (1)	15,059	897,606
Canadian Imperial Bank of Commerce (1)	5,176	485,001
Canadian Natural Resources Ltd. (1)	6,385	208,607
Canadian Tire Corp. Ltd., Class A (1)	2,858	334,866
CCL Industries, Inc., Class B (1)	2,455	110,657
CGI Group, Inc., Class A (1)*	22,265	1,435,551
Constellation Software, Inc. (1)	288	211,793
Fairfax Financial Holdings Ltd. (1)	414	224,922
Great-West Lifeco, Inc. (1)	2,283	55,394
Kinross Gold Corp. (1)*	216,711	590,580
Magna International, Inc. (1)	22,614	1,187,907
Methanex Corp. (1)	10,571	834,451
Open Text Corp. (1)	17,556	668,043
Royal Bank of Canada (1)	20,862	1,672,319
Shopify, Inc., Class A (1)*	1,092	179,485
Teck Resources Ltd., Class B (1)	5,850	140,991
Toronto-Dominion Bank (The) (1)	27,150	1,649,830
West Fraser Timber Co. Ltd. (1)	25,831	1,470,086

		13,098,462

China - 0.4%
BOC Hong Kong Holdings Ltd.	108,500	514,976
Yangzijiang Shipbuilding Holdings Ltd.	382,500	346,769

		861,745

INVESTMENTS	SHARES	VALUE
Denmark - 1.9%
Coloplast A/S, Class B	4,737	$483,910
DSV A/S	6,997	635,822
Genmab A/S *	618	97,071
H Lundbeck A/S	8,633	532,901
Novo Nordisk A/S, Class B	23,511	1,106,547
Orsted A/S (a)	1,630	110,763
Vestas Wind Systems A/S	2,134	144,165
William Demant Holding A/S *	16,192	607,822

		3,719,001

Finland - 1.4%
Neste OYJ	25,367	2,090,885
Nokia OYJ	42,143	234,305
UPM-Kymmene OYJ	7,749	303,908

		2,629,098

France - 10.1%
Aeroports de Paris	1,501	337,952
Airbus SE	1,221	153,288
Atos SE	8,563	1,018,886
AXA SA	19,281	516,648
BNP Paribas SA	8,357	511,754
Cie Generale des Etablissements Michelin SCA	3,242	386,951
CNP Assurances	68,834	1,659,291
Dassault Aviation SA	50	92,535
Gecina SA, REIT	483	80,707
L’Oreal SA	14,125	3,405,356
LVMH Moet Hennessy Louis Vuitton SE	6,662	2,354,158
Peugeot SA	60,526	1,632,733
Safran SA	9,190	1,286,821
Sanofi	2,650	236,770
Societe BIC SA (b)	604	55,313
Societe Generale SA	6,653	285,683
Thales SA	9,098	1,292,651
TOTAL SA	59,621	3,876,601
Unibail-Rodamco-Westfield, REIT	333	67,082

		19,251,180

Germany - 8.9%
adidas AG	5,846	1,429,695
Allianz SE (Registered)	10,737	2,389,699
BASF SE	7,689	682,269
Bayer AG (Registered)	5,350	474,549
Bayerische Motoren Werke AG	4,167	375,408
Beiersdorf AG	756	85,219
Covestro AG (a)	31,719	2,567,567
Deutsche Boerse AG	2,105	281,453
Deutsche Lufthansa AG (Registered)	78,336	1,922,673
Deutsche Post AG (Registered)	7,039	250,267
Deutsche Wohnen SE	4,001	192,175
Fresenius SE & Co. KGaA	2,780	203,858
Hannover Rueck SE	3,453	487,385
HUGO BOSS AG	3,281	252,424
Infineon Technologies AG	56,350	1,282,293
Linde AG	1,919	453,185
MTU Aero Engines AG	1,729	389,507
SAP SE	13,550	1,666,156
Siemens AG (Registered)	4,195	536,388

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR TM INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Germany - 8.9% (continued)
Siemens Healthineers AG *(a)	2,100	$92,267
TUI AG	41,515	796,367
Vonovia SE	3,353	163,989
Wirecard AG	481	104,064

		17,078,857

Hong Kong - 2.5%
CLP Holdings Ltd.	101,000	1,182,784
Galaxy Entertainment Group Ltd.	69,000	435,879
Henderson Land Development Co. Ltd.	14,300	71,816
Hong Kong Exchanges & Clearing Ltd.	13,300	380,042
Kerry Properties Ltd.	62,000	210,524
Li & Fung Ltd.	1,310,000	293,438
Link REIT	13,000	127,997
NWS Holdings Ltd.	45,000	88,949
PCCW Ltd.	30,000	17,479
Sino Land Co. Ltd.	64,000	109,646
Sun Hung Kai Properties Ltd.	30,000	435,366
Swire Properties Ltd.	42,000	159,262
WH Group Ltd. (a)	542,500	380,865
Wheelock & Co. Ltd.	28,000	168,339
Yue Yuen Industrial Holdings Ltd.	273,500	760,326

		4,822,712

Italy - 1.1%
Assicurazioni Generali SpA	3,271	56,326
Enel SpA	116,795	597,001
Eni SpA	37,219	701,562
Moncler SpA	4,749	204,337
Poste Italiane SpA (a)	70,837	565,022

		2,124,248

Japan - 21.4%
Acom Co. Ltd.	16,500	66,522
AEON Financial Service Co. Ltd.	800	16,569
Alps Electric Co. Ltd.	8,500	216,092
Aozora Bank Ltd.	4,100	146,436
Asahi Kasei Corp.	95,000	1,440,400
Astellas Pharma, Inc.	11,100	193,839
Bandai Namco Holdings, Inc.	35,100	1,363,665
Credit Saison Co. Ltd.	2,900	47,297
Dai-ichi Life Holdings, Inc.	6,600	137,579
Daiwa House Industry Co. Ltd.	4,400	130,389
DeNA Co. Ltd.	19,600	346,100
Fujitsu Ltd.	17,100	1,218,199
Hitachi High-Technologies Corp.	8,000	276,226
Hitachi Ltd.	68,000	2,311,433
Hoya Corp.	5,400	320,711
ITOCHU Corp.	65,300	1,195,192
Japan Airlines Co. Ltd.	29,200	1,049,510
Japan Real Estate Investment Corp., REIT	15	78,657
Japan Tobacco, Inc.	7,900	206,295
JXTG Holdings, Inc.	129,900	982,537
Kao Corp.	14,700	1,187,433
KDDI Corp.	92,800	2,560,051
Kirin Holdings Co. Ltd.	19,100	489,875
Konami Holdings Corp.	28,200	1,104,205
Kuraray Co. Ltd.	9,300	139,812
Kyocera Corp.	1,300	78,028

INVESTMENTS	SHARES	VALUE
Japan - 21.4% (continued)
Kyushu Railway Co.	13,900	$423,198
Marubeni Corp.	221,400	2,024,839
Mazda Motor Corp.	94,700	1,138,294
Mitsubishi Chemical Holdings Corp.	12,100	115,804
Mitsubishi Electric Corp.	30,200	413,720
Mitsubishi Estate Co. Ltd.	9,000	152,820
Mitsubishi Gas Chemical Co., Inc.	30,900	657,800
Mitsubishi UFJ Financial Group, Inc.	207,300	1,287,891
Mitsui & Co. Ltd.	17,500	310,987
Mitsui Fudosan Co. Ltd.	7,000	165,556
Mizuho Financial Group, Inc.	1,194,900	2,082,474
Nexon Co. Ltd. *	176,400	2,305,814
Nippon Express Co. Ltd.	9,700	637,034
Nippon Telegraph & Telephone Corp.	12,100	546,077
Nomura Real Estate Holdings, Inc.	2,700	54,466
Nomura Real Estate Master Fund, Inc., REIT	65	88,863
NTT DOCOMO, Inc.	10,400	279,527
Oji Holdings Corp.	14,000	101,667
Omron Corp.	1,900	80,290
Resona Holdings, Inc.	255,100	1,432,251
Sega Sammy Holdings, Inc.	17,700	260,993
Shinsei Bank Ltd.	9,200	150,302
Shionogi & Co. Ltd.	8,000	522,957
Sony Corp.	14,500	881,421
SUMCO Corp.	11,800	171,898
Sumitomo Corp.	25,200	419,964
Sumitomo Dainippon Pharma Co. Ltd.	15,300	351,387
Sumitomo Heavy Industries Ltd.	16,300	581,772
Sumitomo Mitsui Financial Group, Inc.	40,800	1,641,950
Suzuki Motor Corp.	27,000	1,547,401
Taisei Corp.	10,400	474,067
Tokyo Electron Ltd.	8,900	1,226,602
Toshiba Corp. *	7,100	205,178
Toyo Seikan Group Holdings Ltd.	5,000	103,755
Yamaha Corp.	11,900	630,556
Yokogawa Electric Corp.	3,600	76,151

		40,848,778

Macau - 0.6%
Sands China Ltd.	83,600	376,494
SJM Holdings Ltd.	304,000	280,094
Wynn Macau Ltd.	206,000	473,099

		1,129,687

Netherlands - 5.8%
ASML Holding NV	2,977	558,945
ING Groep NV	38,548	500,318
Koninklijke Ahold Delhaize NV	45,832	1,051,502
Koninklijke Philips NV	6,106	278,321
NN Group NV	31,476	1,404,851
Randstad NV	896	47,824
Royal Dutch Shell plc, Class A	104,016	3,566,548
Royal Dutch Shell plc, Class B	41,664	1,458,514
Wolters Kluwer NV	37,405	2,331,825

		11,198,648

Singapore - 1.0%
CapitaLand Commercial Trust, REIT	70,800	92,242

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR TM INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Singapore - 1.0% (continued)
DBS Group Holdings Ltd.	6,700	$127,817
Genting Singapore Ltd.	1,253,900	971,941
SATS Ltd.	20,600	78,645
United Overseas Bank Ltd.	4,900	96,865
Venture Corp. Ltd.	48,700	627,972

		1,995,482

South Africa - 0.6%
Anglo American plc	29,113	651,286
Investec plc	80,442	564,310

		1,215,596

Spain - 2.1%
Aena SME SA (a)	9,515	1,648,541
Banco Bilbao Vizcaya Argentaria SA	129,027	818,063
Banco Santander SA	22,700	113,651
Endesa SA	12,688	273,676
Mapfre SA	86,849	271,651
Repsol SA	49,991	995,187

		4,120,769

Sweden - 2.4%
Essity AB, Class B	18,131	455,112
Hexagon AB, Class B	9,024	528,326
Husqvarna AB, Class B	8,284	70,426
Investor AB, Class B	2,740	126,264
Sandvik AB	70,600	1,249,920
Securitas AB, Class B	10,323	179,471
Swedbank AB, Class A	20,022	495,187
Swedish Match AB	1,210	61,850
Telefonaktiebolaget LM Ericsson, Class B	21,784	192,806
Volvo AB, Class B	65,062	1,147,494

		4,506,856

Switzerland - 8.4%
ABB Ltd. (Registered)	8,144	192,644
Baloise Holding AG (Registered)	2,886	439,796
Cie Financiere Richemont SA (Registered)	3,785	308,592
Coca-Cola HBC AG *	15,368	523,575
Ferguson plc	3,235	274,399
Lonza Group AG (Registered) *	814	278,467
Nestle SA (Registered)	23,630	1,966,881
Novartis AG (Registered)	31,414	2,704,070
Roche Holding AG	19,450	4,703,311
SGS SA (Registered)	72	189,571
Sika AG (Registered)	2,160	314,322
Sonova Holding AG (Registered)	5,332	1,058,232
STMicroelectronics NV	27,367	500,887
Straumann Holding AG (Registered)	586	441,471
Swatch Group AG (The)	1,172	465,793
Swiss Life Holding AG (Registered) *	2,494	945,653
Zurich Insurance Group AG	2,811	886,323

		16,193,987

United Kingdom - 12.4%
3i Group plc	6,980	85,469
Ashtead Group plc	19,007	603,059
Auto Trader Group plc (a)	44,090	256,482
BAE Systems plc	154,183	1,264,296
Barclays plc	91,428	202,790

INVESTMENTS	SHARES	VALUE
United Kingdom - 12.4% (continued)
Barratt Developments plc	93,661	$691,682
Berkeley Group Holdings plc	23,615	1,131,318
BP plc	275,328	2,110,319
British American Tobacco plc	25,048	1,167,750
British Land Co. plc (The), REIT	9,564	76,925
Burberry Group plc	23,334	612,734
Compass Group plc	37,655	837,196
Diageo plc	5,686	201,444
Direct Line Insurance Group plc	87,036	367,361
Fiat Chrysler Automobiles NV *	89,488	1,565,057
Hammerson plc, REIT	10,122	60,227
HSBC Holdings plc	278,163	2,427,080
Imperial Brands plc	10,124	352,295
International Consolidated Airlines Group SA	105,176	902,260
J Sainsbury plc	91,742	384,353
Land Securities Group plc, REIT	6,550	75,417
Legal & General Group plc	102,969	351,515
Lloyds Banking Group plc	305,356	234,846
London Stock Exchange Group plc	3,501	209,208
Meggitt plc	44,858	331,183
Mondi plc	13,262	363,110
Next plc	14,776	1,057,461
Persimmon plc	42,836	1,318,806
Prudential plc	24,067	551,809
RELX plc *	10,814	227,193
RELX plc	7,916	166,526
Rolls-Royce Holdings plc *	42,299	544,193
Royal Mail plc	68,102	423,348
Segro plc, REIT	68,409	569,251
Sky plc	10,586	238,540
Smith & Nephew plc	9,281	169,329
Taylor Wimpey plc	28,885	64,564
Unilever NV, CVA	8,077	449,282
Unilever plc	12,180	669,098
Wm Morrison Supermarkets plc	81,409	275,242

		23,590,018

United States - 1.8%
Bausch Health Cos., Inc. (1)*	111,338	2,859,196
Shire plc	9,516	574,918

		3,434,114

TOTAL COMMON STOCKS (Cost $156,738,070)		184,867,441

SHORT-TERM INVESTMENTS - 2.5%

Investment Companies - 2.5%
Limited Purpose Cash Investment Fund, 2.06% (1) (c)
(Cost $4,695,809)	4,696,973	4,696,503

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR TM INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
SECURITIES LENDING COLLATERAL - 0.0% (d)

Investment Companies - 0.0% (d)
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares
1.97% (1)(c)(e)	6,401	$6,401
Limited Purpose Cash Investment Fund
2.06% (1)(c)(e)	45,933	45,929

TOTAL SECURITIES LENDING COLLATERAL (Cost $52,335)		52,330

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 98.9% (Cost $161,486,214)		189,616,274

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1% (f)		2,055,376

NET ASSETS - 100.0%		$191,671,650

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$8,216,800	4.3%
Consumer Discretionary	28,515,187	14.9
Consumer Staples	13,366,489	7.0
Energy	17,446,589	9.1
Financials	33,696,484	17.6
Health Care	19,840,096	10.3
Industrials	27,791,324	14.5
Information Technology	14,864,429	7.7
Materials	14,864,562	7.8
Real Estate	4,101,256	2.1
Utilities	2,164,225	1.1
Short-Term Investments	4,696,503	2.5
Securities Lending Collateral	52,330	0.0 (d)

Total Investments In Securities At Value	189,616,274	98.9
Other Assets in Excess of Liabilities (f)	2,055,376	1.1

Net Assets	$191,671,650	100.0%

*	Non-income producing security.
(a)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2018 amounted to $5,621,507, which represents approximately 2.93% of net assets of the fund.

(b)	The security or a portion of this security is on loan at September 30, 2018. The total value of securities on loan at September 30, 2018 was $50,138.
(c)	Represents 7-day effective yield as of September 30, 2018.
(d)	Represents less than 0.05% of net assets.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan (See Note 3).
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

Futures contracts outstanding as of September 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index	48	12/2018	USD	$4,741,200	$26,906

					$26,906

USD - United States Dollar

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR TM INTERNATIONAL MULTI-STYLE FUND

Collateral pledged to, or (received from), each counterparty at September 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$168,955	$168,955

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 96.7%

Brazil - 6.7%
Ambev SA, ADR (1)	177,084	$809,274
Banco Bradesco SA, ADR (1)*	228,516	1,617,893
Banco do Brasil SA (1)*	74,700	543,619
Banco Santander Brasil SA, ADR (1)	30,759	270,987
Braskem SA (Preference), Class A (1)	211,300	3,049,255
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (1)*	22,092	130,343
Cia Siderurgica Nacional SA (1)*	76,000	175,954
Embraer SA, ADR (1)	10,244	200,680
Fibria Celulose SA (1)	25,800	481,049
Itau Unibanco Holding SA, ADR (1)	144,881	1,590,793
Itausa - Investimentos Itau SA (Preference) (1)	456,100	1,136,142
M Dias Branco SA (1)*	26,700	260,683
Petrobras Distribuidora SA (1)	20,700	99,795
Petroleo Brasileiro SA (Preference) (1)*	296,100	1,547,018
Porto Seguro SA (1)	20,800	306,344
Sul America SA (1)	198,185	1,273,452
Suzano Papel e Celulose SA (1)	247,500	2,941,037
TIM Participacoes SA, ADR (1)	187,660	2,719,193
Vale SA, ADR (1)	204,521	3,035,092

		22,188,603

Chile - 1.9%
Banco de Chile, ADR (1)(a)	4,020	366,021
Banco de Credito e Inversiones SA	2,196	148,533
Banco Santander Chile, ADR (1)	20,668	660,963
Cencosud SA	581,007	1,381,142
Cia Cervecerias Unidas SA, ADR (1)(a)	23,944	668,038
Empresas CMPC SA	180,152	727,042
Empresas COPEC SA	19,174	296,215
Enel Americas SA, ADR (1)	125,409	969,412
Enel Chile SA, ADR (1)	49,740	249,197
Itau CorpBanca	13,863,093	142,743
Latam Airlines Group SA, ADR (1)(a)	38,904	365,698
Sociedad Quimica y Minera de Chile SA, ADR (1)(a)	4,982	227,777

		6,202,781

China - 27.7%
3SBio, Inc. (b)	80,000	134,056
58.com, Inc., ADR (1)*	5,066	372,858
Agricultural Bank of China Ltd., Class A *	630,700	356,804
Agricultural Bank of China Ltd., Class H	2,532,000	1,241,747
Air China Ltd., Class H	874,000	840,726
Alibaba Group Holding Ltd., ADR (1)*	73,305	12,077,731
Alibaba Health Information Technology Ltd. *	634,000	619,983
Anhui Conch Cement Co. Ltd., Class H	317,000	1,903,552
ANTA Sports Products Ltd.	80,000	381,907
Autohome, Inc., ADR (1)	3,195	247,325
Baidu, Inc., ADR (1)*	16,725	3,824,672
Bank of China Ltd., Class A *	803,600	434,716
Bank of China Ltd., Class H	1,778,000	785,597
Baoshan Iron & Steel Co. Ltd. *	84,501	96,453
China Communications Services Corp. Ltd., Class H	1,226,000	1,130,505

INVESTMENTS	SHARES	VALUE
China - 27.7% (continued)
China Construction Bank Corp., Class H	6,795,000	$5,939,512
China Everbright Bank Co. Ltd., Class H	234,000	103,643
China Evergrande Group	786,000	2,194,430
China Medical System Holdings Ltd.	346,000	481,797
China Merchants Bank Co. Ltd., Class H	621,000	2,511,062
China Minsheng Banking Corp. Ltd., Class H	321,000	238,023
China Mobile Ltd.	278,000	2,733,252
China National Building Material Co. Ltd., Class H	1,170,000	1,037,570
China Overseas Land & Investment Ltd.	400,000	1,252,370
China Petroleum & Chemical Corp., Class H	1,896,000	1,905,005
China Resources Beer Holdings Co. Ltd.	118,000	473,199
China Resources Cement Holdings Ltd.	982,000	1,141,998
China Resources Land Ltd.	302,000	1,058,239
China Shenhua Energy Co. Ltd., Class H	238,500	543,175
China Southern Airlines Co. Ltd., Class H	286,000	182,291
China Vanke Co. Ltd., Class H	373,700	1,231,993
Chongqing Rural Commercial Bank Co. Ltd., Class H	953,000	520,072
CNOOC Ltd., ADR (1)	13,620	2,690,495
Country Garden Holdings Co. Ltd.	1,935,000	2,438,449
CSPC Pharmaceutical Group Ltd.	370,000	782,637
Ctrip.com International Ltd., ADR (1)*	22,693	843,499
Far East Horizon Ltd.	329,000	313,781
Geely Automobile Holdings Ltd.	805,000	1,603,126
Genscript Biotech Corp. *	50,000	83,878
Hengan International Group Co. Ltd.	12,500	114,876
Huaneng Renewables Corp. Ltd., Class H	886,000	264,193
Huazhu Group Ltd., ADR (1)	8,063	260,435
Industrial & Commercial Bank of China Ltd., Class A *	120,900	101,447
Industrial & Commercial Bank of China Ltd., Class H	5,453,000	3,981,200
Industrial Bank Co. Ltd., Class A *	96,390	223,649
JD.com, Inc., ADR (1)*	46,823	1,221,612
Jiangsu Hengrui Medicine Co. Ltd. *	50,868	469,714
Kingdee International Software Group Co. Ltd.	396,000	429,824
Kingsoft Corp. Ltd.	88,000	166,894
Luye Pharma Group Ltd.	642,500	575,236
Momo, Inc., ADR (1)*	7,296	319,565
NetEase, Inc., ADR (1)	5,427	1,238,713
New Oriental Education & Technology Group, Inc., ADR (1)*	8,807	651,806
PICC Property & Casualty Co. Ltd., Class H	244,000	287,167
Ping An Insurance Group Co. of China Ltd., Class H	90,500	916,784
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	252,000	248,677
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	38,500	151,290
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	95,100	237,728
Shenzhou International Group Holdings Ltd.	11,000	141,142
SINA Corp. (1)*	4,017	279,101
Sinopec Shanghai Petrochemical Co. Ltd., Class H	2,718,000	1,657,703

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
China - 27.7% (continued)
Sinopharm Group Co. Ltd., Class H	147,600	$721,965
Sinotruk Hong Kong Ltd. (a)	404,500	882,526
TAL Education Group, ADR (1)*	17,856	459,078
Tencent Holdings Ltd.	290,000	11,840,939
Tingyi Cayman Islands Holding Corp.	386,000	708,781
TravelSky Technology Ltd., Class H	647,000	1,682,279
Tsingtao Brewery Co. Ltd., Class H	132,000	619,204
Vipshop Holdings Ltd., ADR (1)*(a)	27,558	171,962
Weibo Corp., ADR (1)*(a)	2,989	218,586
Weichai Power Co. Ltd., Class H	1,642,000	2,032,706
Wuxi Biologics Cayman, Inc.*(b)	16,500	166,974
Yum China Holdings, Inc. (1)	27,400	962,014
Zhongsheng Group Holdings Ltd.	373,500	906,543

		92,064,441

Hong Kong - 2.1%
Bank of Communications Co. Ltd. *	216,500	183,882
Haier Electronics Group Co. Ltd. *	593,000	1,605,455
Kingboard Holdings Ltd.	95,000	309,245
Kingboard Laminates Holdings Ltd.	294,000	260,673
Lee & Man Paper Manufacturing Ltd.	103,000	95,374
Nine Dragons Paper Holdings Ltd.	2,022,000	2,180,345
Sino Biopharmaceutical Ltd.	1,288,500	1,198,479
SSY Group Ltd.	224,000	216,870
Sun Art Retail Group Ltd.	599,500	777,734

		6,828,057

Hungary - 0.3%
MOL Hungarian Oil & Gas plc	59,392	639,707
Richter Gedeon Nyrt	16,642	311,235

		950,942

India - 8.5%
Ashok Leyland Ltd.	88,344	145,194
Aurobindo Pharma Ltd.	88,145	905,195
Axis Bank Ltd., GDR *(c)	12,578	532,001
Dabur India Ltd.	31,245	184,027
Dr Reddy’s Laboratories Ltd., ADR (1)	2,738	94,735
Glenmark Pharmaceuticals Ltd.	26,012	226,929
Godrej Consumer Products Ltd.	12,177	129,145
HCL Technologies Ltd.	22,387	335,960
Hindustan Unilever Ltd.	100,311	2,226,219
Indian Oil Corp. Ltd.	62,954	133,162
Infosys Ltd., ADR (1)	732,692	7,451,478
InterGlobe Aviation Ltd. (b)	22,560	257,125
JSW Steel Ltd.	50,159	264,213
Larsen & Toubro Ltd., GDR (c)	9,010	156,321
Oil & Natural Gas Corp. Ltd.	278,672	681,579
Reliance Industries Ltd., GDR (b)	88,364	3,040,512
State Bank of India, GDR *(c)	14,240	525,761
Sun Pharmaceutical Industries Ltd.	70,882	609,419
Tata Consultancy Services Ltd.	171,857	5,177,202
Tata Motors Ltd., ADR (1)*	8,267	126,981
Tech Mahindra Ltd.	321,193	3,303,466
United Spirits Ltd. *	24,679	175,145
Wipro Ltd., ADR (1)(a)	308,567	1,607,634

		28,289,403

INVESTMENTS	SHARES	VALUE
Indonesia - 2.1%
Adaro Energy Tbk. PT	13,117,800	$1,614,061
Bank Central Asia Tbk. PT	477,700	773,755
Bank Mandiri Persero Tbk. PT	902,700	406,769
Bank Negara Indonesia Persero Tbk. PT	650,500	323,033
Bank Rakyat Indonesia Persero Tbk. PT	6,705,900	1,417,082
Gudang Garam Tbk. PT	39,900	198,230
Indah Kiat Pulp & Paper Corp. Tbk. PT	531,700	618,651
Indofood CBP Sukses Makmur Tbk. PT	291,800	172,928
Indofood Sukses Makmur Tbk. PT	712,900	282,284
Telekomunikasi Indonesia Persero Tbk. PT	462,300	113,160
United Tractors Tbk. PT	539,300	1,194,028

		7,113,981

Malaysia - 3.3%
AirAsia Group Bhd.	2,020,008	1,541,930
CIMB Group Holdings Bhd.	76,600	111,210
Genting Bhd.	255,400	481,920
Hartalega Holdings Bhd.	55,800	89,207
Hong Leong Bank Bhd.	127,200	632,598
Malayan Banking Bhd.	1,147,200	2,713,275
Malaysia Airports Holdings Bhd.	95,000	204,239
Petronas Chemicals Group Bhd.	294,800	666,685
Petronas Dagangan Bhd.	18,100	114,861
Public Bank Bhd.	481,200	2,906,329
Sime Darby Bhd.	819,900	516,969
Tenaga Nasional Bhd.	183,400	685,730
Top Glove Corp. Bhd.	69,300	178,416

		10,843,369

Mexico - 2.5%
America Movil SAB de CV, Class L, ADR (1)	92,052	1,478,355
Arca Continental SAB de CV (1)	87,200	563,254
Cemex SAB de CV, ADR (1)*	21,479	151,212
Fomento Economico Mexicano SAB de CV, ADR (1)	2,036	201,503
Gentera SAB de CV (1)	35,400	35,922
Grupo Aeroportuario del Pacifico SAB de CV, Class B (1)	90,600	990,432
Grupo Financiero Banorte SAB de CV, Class O (1)	236,800	1,712,036
Grupo Televisa SAB, ADR (1)	5,879	104,293
Wal-Mart de Mexico SAB de CV (1)	1,021,600	3,113,277

		8,350,284

Peru - 0.3%
Credicorp Ltd. (1)	4,593	1,024,606

Philippines - 0.5%
Ayala Corp.	6,500	111,616
Bank of the Philippine Islands	58,230	89,783
BDO Unibank, Inc.	175,940	390,106
Globe Telecom, Inc.	665	27,069
International Container Terminal Services, Inc.	79,240	137,916
JG Summit Holdings, Inc.	99,060	98,835
Jollibee Foods Corp.	27,120	128,946
Security Bank Corp.	27,770	79,129
SM Investments Corp.	39,465	660,063

		1,723,463

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Poland - 1.6%
Grupa Lotos SA	18,723	$380,817
Jastrzebska Spolka Weglowa SA *	21,787	391,993
LPP SA	170	397,705
PGE Polska Grupa Energetyczna SA *	86,640	223,936
Polski Koncern Naftowy ORLEN SA	110,407	3,026,370
Polskie Gornictwo Naftowe i Gazownictwo SA *	306,744	538,422
Santander Bank Polska SA	2,222	225,981
Tauron Polska Energia SA *	144,914	69,582

		5,254,806

Russia - 3.7%
Gazprom PJSC, ADR	400,359	1,997,804
LUKOIL PJSC, ADR	28,399	2,174,608
Magnit PJSC, GDR (c)	6,719	95,316
Mobile TeleSystems PJSC, ADR (1)	201,369	1,717,678
Novatek PJSC, GDR (c)	5,992	1,099,000
Novolipetsk Steel PJSC, GDR (c)	32,959	887,084
Rosneft Oil Co. PJSC, GDR (c)	78,075	583,357
Severstal PJSC, GDR (c)	95,902	1,597,251
Surgutneftegas PJSC, ADR	101,167	417,662
Tatneft PJSC, ADR	24,469	1,866,982

		12,436,742

South Africa - 5.0%
Absa Group Ltd.	56,286	603,678
Bidvest Group Ltd. (The)	186,992	2,445,994
Capitec Bank Holdings Ltd.	12,654	915,338
Exxaro Resources Ltd.	132,133	1,358,365
FirstRand Ltd.	21,471	102,993
Foschini Group Ltd. (The)	35,201	431,960
Imperial Holdings Ltd.	199,843	2,470,853
Investec Ltd.	46,127	324,322
Kumba Iron Ore Ltd.	29,133	660,110
Life Healthcare Group Holdings Ltd.	117,856	204,647
Naspers Ltd., Class N	13,727	2,956,095
Netcare Ltd.	105,788	180,785
Pick n Pay Stores Ltd.	128,940	627,415
Redefine Properties Ltd., REIT	425,319	301,225
Remgro Ltd.	32,110	447,497
RMB Holdings Ltd.	22,581	126,247
Standard Bank Group Ltd.	128,221	1,585,519
Telkom SA SOC Ltd.	31,756	115,978
Truworths International Ltd.	152,923	901,959

		16,760,980

South Korea - 14.7%
Celltrion Healthcare Co. Ltd. *	11,350	943,580
Celltrion, Inc.*	2,841	761,377
Daelim Industrial Co. Ltd.	5,434	404,659
DB Insurance Co. Ltd.	10,983	720,772
DGB Financial Group, Inc.	13,816	126,393
E-MART, Inc.	4,169	779,996
GS Engineering & Construction Corp.	3,641	171,601
Hana Financial Group, Inc.	5,895	236,701
Hanwha Chemical Corp.	8,032	139,728
Hanwha Corp.	29,527	873,247
Hanwha Life Insurance Co. Ltd.	26,267	125,273
Hyundai Department Store Co. Ltd.	4,698	421,004

INVESTMENTS	SHARES	VALUE
South Korea - 14.7% (continued)
Hyundai Marine & Fire Insurance Co. Ltd.	49,266	$1,862,318
KB Financial Group, Inc.	16,063	782,332
Kumho Petrochemical Co. Ltd.	4,987	442,781
LG Electronics, Inc.	45,970	2,941,651
Lotte Chemical Corp.	16,324	4,090,924
POSCO	10,988	2,916,730
Posco Daewoo Corp.	11,494	216,870
S-1 Corp.	2,690	221,637
Samsung Biologics Co. Ltd. *(b)	1,300	625,589
Samsung Electronics Co. Ltd.	329,239	13,778,939
Samsung SDS Co. Ltd.	2,159	449,534
SillaJen, Inc. *	9,010	831,321
SK Hynix, Inc.	114,524	7,576,667
SK Innovation Co. Ltd.	17,729	3,436,589
SK Telecom Co. Ltd.	2,235	566,651
ViroMed Co. Ltd. *	2,044	443,819
Woori Bank	118,554	1,805,251

		48,693,934

Taiwan - 11.3%
ASE Technology Holding Co. Ltd.	43,000	105,028
AU Optronics Corp.	5,801,000	2,446,399
Cathay Financial Holding Co. Ltd.	353,000	606,668
China Airlines Ltd.	636,000	192,639
China Life Insurance Co. Ltd.	2,063,956	2,075,291
CTBC Financial Holding Co. Ltd.	1,356,480	1,021,317
E.Sun Financial Holding Co. Ltd.	594,335	438,814
Eva Airways Corp.	458,289	222,850
First Financial Holding Co. Ltd.	1,495,143	1,018,244
Formosa Chemicals & Fibre Corp.	62,000	259,820
Formosa Petrochemical Corp.	46,000	222,972
Foxconn Technology Co. Ltd.	62,000	151,300
Fubon Financial Holding Co. Ltd.	518,000	878,602
General Interface Solution Holding Ltd.	76,000	320,288
Globalwafers Co. Ltd.	8,000	88,160
Hiwin Technologies Corp.	28,000	231,349
Hon Hai Precision Industry Co. Ltd.	1,209,545	3,136,568
Hua Nan Financial Holdings Co. Ltd.	282,150	170,896
Innolux Corp.	1,902,000	660,492
Inventec Corp.	164,000	147,151
Macronix International	89,000	74,146
Mega Financial Holding Co. Ltd.	684,000	615,810
Nanya Technology Corp.	776,000	1,481,844
Phison Electronics Corp.	36,000	286,911
Pou Chen Corp.	755,000	797,162
Powertech Technology, Inc.	517,000	1,408,600
Realtek Semiconductor Corp. *	230,000	1,024,942
Shin Kong Financial Holding Co. Ltd.	5,042,587	1,972,074
Synnex Technology International Corp.	84,000	107,052
Taishin Financial Holding Co. Ltd.	971,827	469,322
Taiwan Business Bank	586,560	213,199
Taiwan Cement Corp.	70,000	94,186
Taiwan Cooperative Financial Holding Co. Ltd.	301,295	183,514
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	267,044	11,792,664
Uni-President Enterprises Corp.	552,000	1,440,171
United Microelectronics Corp.	808,000	426,312
Winbond Electronics Corp.	848,000	403,323
WPG Holdings Ltd.	173,880	211,512

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Taiwan - 11.3% (continued)
Zhen Ding Technology Holding Ltd.	47,000	$104,945

		37,502,537

Thailand - 3.3%
Bangkok Dusit Medical Services PCL, NVDR	856,000	674,914
Bumrungrad Hospital PCL, NVDR	27,200	156,354
Home Product Center PCL, NVDR	582,300	284,656
Indorama Ventures PCL, NVDR	55,300	100,909
Krung Thai Bank PCL, NVDR	1,643,500	1,026,583
PTT Exploration & Production PCL, NVDR	86,100	413,220
PTT Global Chemical PCL, NVDR	1,652,700	4,153,090
PTT PCL, NVDR	868,700	1,458,363
Robinson PCL, NVDR	61,700	134,644
Siam Cement PCL (The), NVDR	19,400	267,731
Thai Oil PCL, NVDR	753,500	2,063,151
Thai Union Group PCL, NVDR	346,396	191,720

		10,925,335

Turkey - 0.8%
TAV Havalimanlari Holding A/S	20,962	108,428
Turkiye Garanti Bankasi A/S	819,834	1,045,244
Turkiye Halk Bankasi A/S	279,324	309,651
Turkiye Sise ve Cam Fabrikalari A/S	725,414	700,570
Turkiye Vakiflar Bankasi TAO, Class D	300,707	188,294
Yapi ve Kredi Bankasi A/S *	655,036	203,548

		2,555,735

United Kingdom - 0.4%
Mondi Ltd.	53,181	1,460,454

TOTAL COMMON STOCKS (Cost $248,768,282)		321,170,453

SHORT-TERM INVESTMENTS - 2.8%

Investment Companies - 2.8%
Limited Purpose Cash Investment Fund, 2.06% (1)(d)
(Cost $9,202,452)	9,204,440	9,203,520

SECURITIES LENDING COLLATERAL - 0.7%

Investment Companies - 0.7%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares
1.97% (1)(d)(e)	292,871	292,871
Limited Purpose Cash Investment Fund
2.06% (1)(d)(e)	2,101,528	2,101,318

TOTAL SECURITIES LENDING COLLATERAL (Cost $2,394,399)		2,394,189

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.2% (Cost $260,365,133)		332,768,162

Liabilities IN EXCESS OF OTHER ASSETS - (0.2)% (f)		(757,256)

NET ASSETS - 100.0%		$332,010,906

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$32,003,989	9.6%
Consumer Discretionary	30,905,549	9.3
Consumer Staples	16,193,559	4.9
Energy	35,437,499	10.7
Financials	62,409,275	18.8
Health Care	13,326,806	4.0
Industrials	15,003,497	4.5
Information Technology	66,907,431	20.1
Materials	37,913,749	11.4
Real Estate	8,476,706	2.6
Utilities	2,592,393	0.8
Short-Term Investments	9,203,520	2.8
Securities Lending Collateral	2,394,189	0.7

Total Investments In Securities At Value	332,768,162	100.2
Liabilities in Excess of Other Assets (f)	(757,256)	(0.2)

Net Assets	$332,010,906	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2018. The total value of securities on loan at September 30, 2018 was $2,998,511.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2018 amounted to $4,224,256, which represents approximately 1.27% of net assets of the fund.

(c)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2018, the value of these securities amounted to $5,476,091 or 1.65% of net assets.

(d)	Represents 7-day effective yield as of September 30, 2018.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $724,522 was received (See Note 3).
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PJSC - Public Joint Stock Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR TM EMERGING MULTI-STYLE FUND

Futures contracts outstanding as of September 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index	106	12/2018	USD	$5,563,410	$119,288

					$119,288

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at September 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$148,246	$148,246

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 97.8%

Aerospace & Defense - 3.0%
Boeing Co. (The)	47,261	$17,576,366
BWX Technologies, Inc.	15,551	972,559
General Dynamics Corp.	2,253	461,234
Harris Corp.	12,881	2,179,594
HEICO Corp.	7,098	657,346
Huntington Ingalls Industries, Inc.	7,264	1,860,165
L3 Technologies, Inc.	2,318	492,853
Lockheed Martin Corp.	5,776	1,998,265
Northrop Grumman Corp.	11,510	3,652,929
Raytheon Co.	15,257	3,153,012
Spirit AeroSystems Holdings, Inc., Class A	6,113	560,379
Textron, Inc.	7,880	563,183
TransDigm Group, Inc. *	2,517	937,079

		35,064,964

Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	6,008	588,303
Expeditors International of Washington, Inc.	7,296	536,475
FedEx Corp.	10,445	2,515,052
XPO Logistics, Inc. *	22,842	2,607,871

		6,247,701

Auto Components - 0.2%
Aptiv plc	17,210	1,443,919
Gentex Corp.	26,000	557,960
Lear Corp.	5,514	799,530

		2,801,409

Automobiles - 0.0% (a)
Thor Industries, Inc.	6,141	514,002

Banks - 4.1%
Bank of America Corp.	518,692	15,280,666
Bank of Hawaii Corp.	4,749	374,744
BB&T Corp.	22,135	1,074,433
Citizens Financial Group, Inc.	32,213	1,242,455
Comerica, Inc.	27,044	2,439,369
Commerce Bancshares, Inc.	15,784	1,042,060
Cullen/Frost Bankers, Inc.	4,627	483,244
East West Bancorp, Inc.	15,899	959,823
Fifth Third Bancorp	28,074	783,826
JPMorgan Chase & Co.	96,331	10,869,990
PNC Financial Services Group, Inc. (The)	8,180	1,114,034
Regions Financial Corp.	121,005	2,220,442
SunTrust Banks, Inc.	24,085	1,608,637
SVB Financial Group *	12,674	3,939,459
Synovus Financial Corp.	9,723	445,216
TCF Financial Corp.	46,629	1,110,236
Western Alliance Bancorp *(b)	28,719	1,633,824
Wintrust Financial Corp.	5,910	501,995
ZB NA	20,370	1,021,556

		48,146,009

Beverages - 0.4%
Brown-Forman Corp., Class B	13,195	667,007
Constellation Brands, Inc., Class A	13,025	2,808,451

INVESTMENTS	SHARES	VALUE
Beverages - 0.4% (continued)
Monster Beverage Corp. *	10,879	$634,028

		4,109,486

Biotechnology - 2.2%
AbbVie, Inc.	107,579	10,174,822
Agios Pharmaceuticals, Inc. *(b)	9,845	759,246
Alkermes plc *	9,735	413,153
Alnylam Pharmaceuticals, Inc. *	9,052	792,231
Bluebird Bio, Inc. *(b)	10,348	1,510,808
Exact Sciences Corp.*	24,391	1,924,938
Exelixis, Inc. *	25,623	454,040
Ionis Pharmaceuticals, Inc. *(b)	9,483	489,133
Neurocrine Biosciences, Inc. *	21,844	2,685,720
Sage Therapeutics, Inc. *	9,414	1,329,728
Sarepta Therapeutics, Inc. *	20,946	3,382,988
Seattle Genetics, Inc. *	7,385	569,531
Vertex Pharmaceuticals, Inc. *	6,780	1,306,777

		25,793,115

Building Products - 0.4%
Allegion plc	5,355	485,003
AO Smith Corp.	28,579	1,525,261
Lennox International, Inc.	5,769	1,259,950
Masco Corp.	13,277	485,938
Owens Corning	5,942	322,472

		4,078,624

Capital Markets - 3.5%
BlackRock, Inc.	8,051	3,794,678
Cboe Global Markets, Inc.	9,630	924,095
Charles Schwab Corp. (The)	88,447	4,347,170
CME Group, Inc.	29,882	5,086,215
E*TRADE Financial Corp. *	57,294	3,001,633
Evercore, Inc., Class A	5,062	508,984
FactSet Research Systems, Inc.	2,228	498,426
Interactive Brokers Group, Inc., Class A	54,623	3,021,198
Intercontinental Exchange, Inc.	22,090	1,654,320
LPL Financial Holdings, Inc.	24,345	1,570,496
MarketAxess Holdings, Inc.	6,866	1,225,512
Moody’s Corp.	10,272	1,717,478
Morgan Stanley	6,952	323,755
Morningstar, Inc.	7,785	980,132
MSCI, Inc.	14,254	2,528,802
Nasdaq, Inc.	16,104	1,381,723
Raymond James Financial, Inc.	8,241	758,584
S&P Global, Inc.	21,127	4,128,005
SEI Investments Co.	7,582	463,260
T. Rowe Price Group, Inc.	21,382	2,334,487
Virtu Financial, Inc., Class A (b)	27,849	569,512

		40,818,465

Chemicals - 0.7%
Celanese Corp.	8,943	1,019,502
CF Industries Holdings, Inc.	18,261	994,129
Chemours Co. (The)	22,828	900,336
Eastman Chemical Co.	5,067	485,013
FMC Corp.	5,870	511,747
Huntsman Corp.	17,050	464,272
LyondellBasell Industries NV, Class A	17,844	1,829,189
NewMarket Corp.	1,083	439,167

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Chemicals - 0.7% (continued)
Praxair, Inc.	5,137	$825,670
Sherwin-Williams Co. (The)	1,659	755,193
Westlake Chemical Corp.	5,428	451,121

		8,675,339

Commercial Services & Supplies - 0.9%
Cintas Corp.	23,846	4,716,977
Copart, Inc. *	38,096	1,963,087
Republic Services, Inc.	14,540	1,056,476
Rollins, Inc.	21,305	1,293,001
Waste Management, Inc.	21,419	1,935,421

		10,964,962

Communications Equipment - 2.1%
Arista Networks, Inc. *	13,716	3,646,536
Cisco Systems, Inc.	319,550	15,546,108
CommScope Holding Co., Inc. *	17,711	544,790
F5 Networks, Inc. *	3,403	678,626
Motorola Solutions, Inc.	9,034	1,175,685
Palo Alto Networks, Inc. *	10,894	2,453,982
Ubiquiti Networks, Inc. (b)	7,376	729,191

		24,774,918

Construction & Engineering - 0.1%
Quanta Services, Inc. *	15,443	515,487

Construction Materials - 0.1%
Eagle Materials, Inc.	4,574	389,888
Martin Marietta Materials, Inc.	2,511	456,876
Vulcan Materials Co.	3,683	409,550

		1,256,314

Consumer Finance - 0.6%
Ally Financial, Inc.	19,154	506,623
American Express Co.	18,471	1,966,977
Credit Acceptance Corp. *	3,817	1,672,113
Navient Corp.	24,987	336,825
Santander Consumer USA Holdings, Inc.	27,419	549,477
SLM Corp. *	77,304	861,940
Synchrony Financial	15,291	475,244

		6,369,199

Containers & Packaging - 0.2%
Avery Dennison Corp.	10,046	1,088,484
Berry Global Group, Inc. *	8,130	393,411
Packaging Corp. of America	5,028	551,521
Sealed Air Corp.	10,067	404,190
WestRock Co.	6,631	354,361

		2,791,967

Diversified Consumer Services - 0.3%
Graham Holdings Co., Class B	737	426,944
Grand Canyon Education, Inc. *	4,577	516,286
Service Corp. International	15,037	664,635
ServiceMaster Global Holdings, Inc. *	20,653	1,281,106

		2,888,971

Diversified Financial Services - 0.1%
Voya Financial, Inc.	15,148	752,401

INVESTMENTS	SHARES	VALUE
Diversified Telecommunication Services - 0.0% (a)
Zayo Group Holdings, Inc. *	13,596	$472,053

Electric Utilities - 0.4%
Avangrid, Inc.	9,819	470,625
NextEra Energy, Inc.	25,230	4,228,548

		4,699,173

Electrical Equipment - 0.0% (a)
Rockwell Automation, Inc.	2,596	486,802

Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp., Class A	16,337	1,536,005
Arrow Electronics, Inc. *	6,077	447,997
CDW Corp.	25,023	2,225,045
Cognex Corp.	25,382	1,416,823
Coherent, Inc. *	2,823	486,092
Corning, Inc.	14,950	527,735
Dolby Laboratories, Inc., Class A	9,601	671,782
FLIR Systems, Inc.	9,790	601,791
IPG Photonics Corp. *	7,588	1,184,259
Keysight Technologies, Inc. *	9,183	608,649
Trimble, Inc. *	15,515	674,282
Zebra Technologies Corp., Class A *	6,156	1,088,566

		11,469,026

Energy Equipment & Services - 0.3%
Helmerich & Payne, Inc.	12,318	847,109
National Oilwell Varco, Inc.	14,703	633,405
RPC, Inc. (b)	61,872	957,779
Transocean Ltd. *(b)	59,813	834,391

		3,272,684

Entertainment – 0.9%
Activision Blizzard, Inc.	27,699	2,304,280
Electronic Arts, Inc. *	25,554	3,079,002
Live Nation Entertainment, Inc. *	16,566	902,350
Madison Square Garden Co. (The), Class A *	2,525	796,183
Take-Two Interactive Software, Inc. *	25,467	3,514,191

		10,596,006

Equity Real Estate Investment Trusts (REITs) - 1.0%
Alexandria Real Estate Equities, Inc.	3,486	438,504
American Homes 4 Rent, Class A	20,868	456,800
American Tower Corp.	3,374	490,242
Apartment Investment & Management Co., Class A	10,844	478,546
Camden Property Trust	4,628	433,042
CoreSite Realty Corp.	6,557	728,745
CyrusOne, Inc.	18,322	1,161,615
Digital Realty Trust, Inc.	5,040	566,899
EPR Properties	6,107	417,780
Equity LifeStyle Properties, Inc.	25,892	2,497,283
Iron Mountain, Inc.	14,569	502,922
Lamar Advertising Co., Class A	6,042	470,068
Prologis, Inc.	17,975	1,218,525
SBA Communications Corp. *	8,811	1,415,311
Senior Housing Properties Trust	21,759	382,088
STORE Capital Corp.	16,605	461,453

		12,119,823

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	12,012	$2,821,379
Kroger Co. (The)	20,568	598,734
Sysco Corp.	10,680	782,310
Walmart, Inc.	27,022	2,537,636

		6,740,059

Food Products - 0.1%
Lamb Weston Holdings, Inc.	12,710	846,486
Tyson Foods, Inc., Class A	11,282	671,617

		1,518,103

Health Care Equipment & Supplies - 3.7%
Abbott Laboratories	100,412	7,366,224
ABIOMED, Inc. *	9,985	4,490,754
Align Technology, Inc. *	13,897	5,436,784
Baxter International, Inc.	20,336	1,567,702
Becton Dickinson and Co.	2,351	613,611
Boston Scientific Corp. *	28,532	1,098,482
Cooper Cos., Inc. (The)	2,695	746,919
Danaher Corp.	3,948	428,990
DexCom, Inc. *	12,214	1,747,091
Edwards Lifesciences Corp. *	7,476	1,301,572
Hologic, Inc. *	11,378	466,271
ICU Medical, Inc. *	1,594	450,704
IDEXX Laboratories, Inc. *	7,993	1,995,532
Insulet Corp. *	8,795	931,830
Intuitive Surgical, Inc. *	11,921	6,842,654
Penumbra, Inc. *	6,859	1,026,792
ResMed, Inc.	10,915	1,258,936
Stryker Corp.	20,149	3,580,074
Teleflex, Inc.	6,906	1,837,618

		43,188,540

Health Care Providers & Services - 3.7%
Anthem, Inc.	24,584	6,737,245
Centene Corp. *	19,136	2,770,510
Chemed Corp.	1,649	526,987
Cigna Corp.	6,863	1,429,220
Encompass Health Corp.	4,203	327,624
HCA Healthcare, Inc.	13,665	1,901,075
Humana, Inc.	13,816	4,676,992
Laboratory Corp. of America Holdings *	2,327	404,153
Molina Healthcare, Inc. *	8,506	1,264,842
Quest Diagnostics, Inc.	6,306	680,481
UnitedHealth Group, Inc.	76,757	20,420,432
Universal Health Services, Inc., Class B	3,522	450,253
WellCare Health Plans, Inc. *	6,090	1,951,784

		43,541,598

Health Care Technology - 0.2%
Veeva Systems, Inc., Class A *	17,859	1,944,309

Hotels, Restaurants & Leisure - 1.6%
Aramark	18,212	783,480
Carnival Corp.	8,991	573,356
Darden Restaurants, Inc.	9,289	1,032,844
Domino’s Pizza, Inc.	6,312	1,860,778
Hilton Worldwide Holdings, Inc.	21,662	1,749,856
Hyatt Hotels Corp., Class A	6,571	522,986
International Game Technology plc	26,574	524,836

INVESTMENTS	SHARES	VALUE

Hotels, Restaurants & Leisure - 1.6% (continued)
Las Vegas Sands Corp.	28,726	$1,704,314
Marriott International, Inc., Class A	30,951	4,086,460
McDonald’s Corp.	3,879	648,918
Royal Caribbean Cruises Ltd.	6,280	816,023
Six Flags Entertainment Corp.	13,268	926,372
Vail Resorts, Inc.	3,751	1,029,349
Wyndham Hotels & Resorts, Inc.	6,422	356,871
Wynn Resorts Ltd.	7,562	960,828
Yum! Brands, Inc.	12,855	1,168,648

		18,745,919

Household Durables - 0.4%
DR Horton, Inc.	31,579	1,332,002
Garmin Ltd.	22,664	1,587,613
NVR, Inc. *	669	1,652,965
PulteGroup, Inc. (b)	22,751	563,543

		5,136,123

Household Products - 0.1%
Energizer Holdings, Inc.	13,144	770,896

Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	56,267	2,104,386
Vistra Energy Corp. *	16,553	411,838

		2,516,224

Industrial Conglomerates - 0.3%
Honeywell International, Inc.	10,553	1,756,019
Roper Technologies, Inc.	5,359	1,587,390

		3,343,409

Insurance - 1.5%
Allstate Corp. (The)	7,369	727,320
American Financial Group, Inc.	11,412	1,266,390
Aon plc	8,518	1,309,898
Arch Capital Group Ltd. *	12,804	381,687
Assurant, Inc.	6,148	663,677
Assured Guaranty Ltd.	12,466	526,439
Axis Capital Holdings Ltd.	7,392	426,592
Cincinnati Financial Corp.	17,923	1,376,666
Erie Indemnity Co., Class A	6,993	891,817
Fidelity National Financial, Inc.	22,711	893,678
Hanover Insurance Group, Inc. (The)	11,713	1,445,033
Markel Corp. *	611	726,167
Marsh & McLennan Cos., Inc.	13,699	1,133,181
Progressive Corp. (The)	50,181	3,564,858
RenaissanceRe Holdings Ltd. (b)	3,643	486,632
Torchmark Corp.	8,659	750,649
WR Berkley Corp.	10,543	842,702

		17,413,386

Interactive Media & Services - 2.8%
Alphabet, Inc., Class A *	12,402	14,970,206
Facebook, Inc., Class A *	45,117	7,419,942
IAC/InterActiveCorp *	13,407	2,905,565
Match Group, Inc. *(b)	61,954	3,587,756
Twitter, Inc. *	91,692	2,609,554
Zillow Group, Inc., Class C *(b)	25,352	1,121,826

		32,614,849

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Internet & Direct Marketing Retail - 8.2%
Amazon.com, Inc. *	37,951	$76,015,853
Expedia Group, Inc.	3,949	515,266
GrubHub, Inc. *	21,151	2,931,952
Netflix, Inc. *	36,733	13,742,917
Qurate Retail, Inc. *	19,602	435,360
Wayfair, Inc., Class A *	13,819	2,040,652

		95,682,000

IT Services - 8.5%
Accenture plc, Class A	19,107	3,252,011
Akamai Technologies, Inc. *	10,041	734,499
Amdocs Ltd.	12,968	855,629
Automatic Data Processing, Inc.	10,531	1,586,600
Black Knight, Inc. *	6,963	361,728
Booz Allen Hamilton Holding Corp.	14,749	731,993
Broadridge Financial Solutions, Inc.	16,600	2,190,370
Cognizant Technology Solutions Corp., Class A	24,538	1,893,107
CoreLogic, Inc. *	18,100	894,321
DXC Technology Co.	44,039	4,118,527
EPAM Systems, Inc. *	5,901	812,568
Fidelity National Information Services, Inc.	3,584	390,907
Fiserv, Inc. *	18,738	1,543,636
FleetCor Technologies, Inc. *	3,109	708,354
Gartner, Inc. *	4,604	729,734
Genpact Ltd.	37,076	1,134,896
Global Payments, Inc.	19,770	2,518,698
GoDaddy, Inc., Class A *	31,406	2,618,946
Jack Henry & Associates, Inc.	17,949	2,873,276
Mastercard, Inc., Class A	81,978	18,249,122
Okta, Inc. *	47,416	3,336,190
PayPal Holdings, Inc. *	103,315	9,075,190
Sabre Corp.	18,021	469,988
Square, Inc., Class A *	65,163	6,451,789
Total System Services, Inc.	22,204	2,192,423
Twilio, Inc., Class A *	34,306	2,959,922
VeriSign, Inc. *	13,036	2,087,324
Visa, Inc., Class A (b)	146,734	22,023,306
WEX, Inc. *	3,405	683,588
Worldpay, Inc. *	15,662	1,586,091

		99,064,733

Leisure Products - 0.1%
Hasbro, Inc.	6,091	640,286
Polaris Industries, Inc.	4,304	434,489

		1,074,775

Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	14,186	1,000,680
Bio-Rad Laboratories, Inc., Class A *	5,986	1,873,558
Bruker Corp.	24,778	828,824
Charles River Laboratories International, Inc. *	5,176	696,379
Illumina, Inc. *	12,565	4,612,109
IQVIA Holdings, Inc. *	4,935	640,267
Mettler-Toledo International, Inc. *	982	598,018
PerkinElmer, Inc.	9,553	929,220
QIAGEN NV *	14,637	554,450
Thermo Fisher Scientific, Inc.	20,503	5,004,372
Waters Corp. *	3,336	649,453

		17,387,330

INVESTMENTS	SHARES	VALUE
Machinery - 1.4%
Caterpillar, Inc.	20,334	$3,100,732
Crane Co.	5,907	580,953
Deere & Co.	17,129	2,575,003
Fortive Corp.	26,313	2,215,555
Illinois Tool Works, Inc.	5,904	833,172
Ingersoll-Rand plc	4,580	468,534
Nordson Corp.	6,333	879,654
Oshkosh Corp.	15,746	1,121,745
Parker-Hannifin Corp.	2,365	434,994
Toro Co. (The)	21,148	1,268,245
Trinity Industries, Inc.	19,588	717,704
Xylem, Inc.	20,472	1,635,099

		15,831,390

Media - 0.1%
Sirius XM Holdings, Inc. (b)	237,228	1,499,281

Metals & Mining - 0.4%
Alcoa Corp.*	25,322	1,023,009
Freeport-McMoRan, Inc.	38,076	530,018
Reliance Steel & Aluminum Co.	5,371	458,093
Steel Dynamics, Inc.	46,850	2,117,151
United States Steel Corp.	24,614	750,235

		4,878,506

Multiline Retail - 0.8%
Dollar General Corp.	18,895	2,065,223
Dollar Tree, Inc. *	12,241	998,254
Kohl’s Corp.	20,060	1,495,473
Macy’s, Inc.	39,343	1,366,382
Target Corp.	40,950	3,612,200

		9,537,532

Multi-Utilities - 0.2%
Ameren Corp.	7,363	465,489
MDU Resources Group, Inc.	15,343	394,162
NiSource, Inc.	26,619	663,345
Public Service Enterprise Group, Inc.	8,142	429,816

		1,952,812

Oil, Gas & Consumable Fuels - 5.1%
Anadarko Petroleum Corp.	42,997	2,898,428
Cheniere Energy, Inc. *	16,257	1,129,699
Chevron Corp.	25,906	3,167,786
CNX Resources Corp. *	27,683	396,144
Concho Resources, Inc. *	10,561	1,613,193
ConocoPhillips	112,043	8,672,128
Continental Resources, Inc. *	41,103	2,806,513
Devon Energy Corp.	28,774	1,149,234
Diamondback Energy, Inc. (b)	17,632	2,383,670
EOG Resources, Inc.	39,581	5,049,348
Hess Corp.	19,752	1,413,848
HollyFrontier Corp.	38,955	2,722,954
Marathon Oil Corp.	96,883	2,255,436
Marathon Petroleum Corp.	44,342	3,546,030
Noble Energy, Inc.	15,700	489,683
Occidental Petroleum Corp.	53,611	4,405,216
ONEOK, Inc.	31,720	2,150,299
PBF Energy, Inc., Class A	24,392	1,217,405
Phillips 66	31,012	3,495,673

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Oil, Gas & Consumable Fuels - 5.1% (continued)
SM Energy Co.	19,699	$621,109
Valero Energy Corp.	44,240	5,032,300
Whiting Petroleum Corp. *	28,187	1,495,038
WPX Energy, Inc. *	82,986	1,669,678

		59,780,812

Personal Products - 0.4%
Estee Lauder Cos., Inc. (The), Class A	26,946	3,915,793
Nu Skin Enterprises, Inc., Class A	8,923	735,433

		4,651,226

Pharmaceuticals - 0.6%
Eli Lilly & Co.	3,218	345,324
Nektar Therapeutics *	37,769	2,302,398
Zoetis, Inc.	42,927	3,930,396

		6,578,118

Professional Services - 0.4%
CoStar Group, Inc. *	3,684	1,550,374
TransUnion	24,147	1,776,736
Verisk Analytics, Inc. *	10,952	1,320,264

		4,647,374

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A *	11,886	524,173

Road & Rail - 1.2%
AMERCO	2,826	1,007,893
CSX Corp.	35,630	2,638,401
JB Hunt Transport Services, Inc.	7,806	928,446
Norfolk Southern Corp.	13,364	2,412,202
Old Dominion Freight Line, Inc.	14,404	2,322,789
Schneider National, Inc., Class B	19,681	491,631
Union Pacific Corp.	25,579	4,165,029

		13,966,391

Semiconductors & Semiconductor Equipment - 4.7%
Advanced Micro Devices, Inc. *(b)	67,785	2,093,879
Analog Devices, Inc.	3,743	346,078
Applied Materials, Inc.	14,788	571,556
Cypress Semiconductor Corp. (b)	19,917	288,597
First Solar, Inc. *	10,736	519,837
Intel Corp.	333,415	15,767,195
KLA-Tencor Corp.	3,110	316,318
Lam Research Corp.	6,659	1,010,170
Marvell Technology Group Ltd.	73,655	1,421,542
Maxim Integrated Products, Inc.	23,643	1,333,229
Microchip Technology, Inc. (b)	7,564	596,875
Micron Technology, Inc. *	107,599	4,866,703
MKS Instruments, Inc.	3,770	302,165
Monolithic Power Systems, Inc.	3,941	494,714
NVIDIA Corp.	52,189	14,666,153
ON Semiconductor Corp. *	82,670	1,523,608
Qorvo, Inc. *	6,903	530,772
Teradyne, Inc.	19,431	718,558
Texas Instruments, Inc.	65,385	7,015,157
Universal Display Corp.	4,424	521,590
Xilinx, Inc.	4,771	382,491

		55,287,187

INVESTMENTS	SHARES	VALUE
Software - 12.2%
2U, Inc. *	20,244	$1,522,146
Adobe Systems, Inc. *	47,452	12,809,667
ANSYS, Inc. *	5,600	1,045,408
Aspen Technology, Inc. *	3,695	420,897
Atlassian Corp. plc, Class A *	32,680	3,141,855
Autodesk, Inc. *	14,877	2,322,448
Cadence Design Systems, Inc. *	36,394	1,649,376
CDK Global, Inc.	19,935	1,247,134
Citrix Systems, Inc. *	7,459	829,142
Dell Technologies, Inc., Class V *	10,736	1,042,680
Fortinet, Inc. *	22,333	2,060,666
Guidewire Software, Inc. *	5,955	601,515
Intuit, Inc.	20,180	4,588,932
LogMeIn, Inc.	4,906	437,125
Microsoft Corp.	576,188	65,898,622
Nuance Communications, Inc. *	37,159	643,594
Nutanix, Inc., Class A *	47,659	2,035,993
Paycom Software, Inc. *	11,261	1,750,072
Proofpoint, Inc. *	4,610	490,181
PTC, Inc. *	17,229	1,829,548
RealPage, Inc. *	9,828	647,665
Red Hat, Inc. *	21,139	2,880,823
RingCentral, Inc., Class A *	20,590	1,915,900
salesforce.com, Inc. *	59,330	9,435,250
ServiceNow, Inc. *	22,253	4,353,354
Splunk, Inc. *	20,971	2,535,604
SS&C Technologies Holdings, Inc.	16,904	960,654
Synopsys, Inc. *	12,830	1,265,166
Tableau Software, Inc., Class A *	14,524	1,622,912
Ultimate Software Group, Inc. (The) *	5,637	1,816,185
VMware, Inc., Class A *	29,673	4,630,768
Workday, Inc., Class A *	8,306	1,212,510
Zendesk, Inc. *	29,087	2,065,177

		141,708,969

Specialty Retail - 3.5%
Advance Auto Parts, Inc.	3,098	521,486
Best Buy Co., Inc.	32,472	2,576,978
Burlington Stores, Inc. *	21,539	3,509,134
Foot Locker, Inc.	6,931	353,342
Gap, Inc. (The)	51,721	1,492,151
Home Depot, Inc. (The)	62,670	12,982,091
Lowe’s Cos., Inc.	44,722	5,134,980
Michaels Cos., Inc. (The) *	21,313	345,910
O’Reilly Automotive, Inc. *	5,139	1,784,877
Ross Stores, Inc.	39,799	3,944,081
Tiffany & Co.	6,188	798,066
TJX Cos., Inc. (The)	40,884	4,579,826
Tractor Supply Co.	6,709	609,714
Ulta Beauty, Inc. *	1,844	520,229
Urban Outfitters, Inc. *	43,703	1,787,453
Williams-Sonoma, Inc. (b)	5,100	335,172

		41,275,490

Technology Hardware, Storage & Peripherals - 7.4%
Apple, Inc.	348,336	78,633,368
Hewlett Packard Enterprise Co.	30,948	504,762
HP, Inc.	100,523	2,590,478
NCR Corp. *	12,848	365,012

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Technology Hardware, Storage & Peripherals - 7.4% (continued)
NetApp, Inc.	31,972	$2,746,075
Pure Storage, Inc., Class A *	39,834	1,033,692

		85,873,387

Textiles, Apparel & Luxury Goods - 2.1%
Carter’s, Inc.	4,817	474,956
Columbia Sportswear Co.	4,328	402,807
Lululemon Athletica, Inc. *	25,851	4,200,529
Michael Kors Holdings Ltd. *	10,597	726,530
NIKE, Inc., Class B	113,314	9,599,962
PVH Corp.	12,443	1,796,769
Ralph Lauren Corp.	14,148	1,946,058
Skechers U.S.A., Inc., Class A *	37,364	1,043,577
Tapestry, Inc.	17,800	894,806
VF Corp.	39,671	3,707,255

		24,793,249

Thrifts & Mortgage Finance - 0.1%
TFS Financial Corp.	41,075	616,536

Trading Companies & Distributors - 0.4%
MSC Industrial Direct Co., Inc., Class A	4,795	422,488
United Rentals, Inc. *	10,441	1,708,148
Watsco, Inc.	3,619	644,544
WESCO International, Inc. *	8,625	530,006
WW Grainger, Inc.	3,457	1,235,566

		4,540,752

Water Utilities - 0.2%
American Water Works Co., Inc.	12,675	1,115,020
Aqua America, Inc.	15,473	570,953

		1,685,973

TOTAL COMMON STOCKS (Cost $804,784,055)		1,139,990,311

SHORT-TERM INVESTMENTS - 2.5%

Investment Companies - 2.5%
Limited Purpose Cash Investment Fund, 2.06% (c)
(Cost $29,732,533)	29,739,651	29,736,678

SECURITIES LENDING COLLATERAL - 1.3%

Investment Companies - 1.3%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares
1.97% (c)(d)	1,800,051	1,800,051
Limited Purpose Cash Investment Fund 2.06% (c)(d)	12,916,448	12,915,157

TOTAL SECURITIES LENDING COLLATERAL (Cost $14,716,500)		14,715,208

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 101.6% (Cost $849,233,088)		1,184,442,197

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)% (e)		(18,632,543)

NET ASSETS - 100.0%		$1,165,809,654

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$45,182,189	3.9%
Consumer Discretionary	202,449,468	17.4
Consumer Staples	17,789,770	1.5
Energy	63,053,496	5.4
Financials	114,115,996	9.8
Health Care	138,433,011	11.9
Industrials	99,687,856	8.5
Information Technology	418,178,221	35.9
Materials	17,602,125	1.5
Real Estate	12,643,996	1.1
Utilities	10,854,183	0.9
Short-Term Investments	29,736,678	2.5
Securities Lending Collateral	14,715,208	1.3

Total Investments In Securities At Value	1,184,442,197	101.6
Liabilities in Excess of Other Assets (e)	(18,632,543)	(1.6)

Net Assets	$1,165,809,654	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at September 30, 2018. The total value of securities on loan at September 30, 2018 was $31,122,264.
(c)	Represents 7-day effective yield as of September 30, 2018.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $17,129,783 was received (See Note 3).
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820 (See Note 4).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR LARGE CAP MOMENTUM STYLE FUND

Futures contracts outstanding as of September 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index	145	12/2018	USD	$21,162,750	$99,080

					$99,080

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at September 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$851,445	$851,445

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 99.1%

Aerospace & Defense - 1.2%
AAR Corp.	6,382	$305,634
Aerojet Rocketdyne Holdings, Inc. *	7,651	260,057
Aerovironment, Inc. *	11,410	1,279,860
Axon Enterprise, Inc. *	21,197	1,450,511
Cubic Corp., Class R	4,976	363,497
Ducommun, Inc. *	7,860	321,002
Moog, Inc., Class A	2,268	194,980
National Presto Industries, Inc.	1,715	222,350
Vectrus, Inc. *	4,424	137,984

		4,535,875

Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. *	10,047	215,709
Atlas Air Worldwide Holdings, Inc. *	6,647	423,746
Echo Global Logistics, Inc. *	14,107	436,612

		1,076,067

Airlines - 0.3%
SkyWest, Inc.	17,935	1,056,371

Auto Components - 0.4%
Cooper-Standard Holdings, Inc. *	1,609	193,048
Fox Factory Holding Corp. *	7,195	504,010
Modine Manufacturing Co. *	17,016	253,538
Stoneridge, Inc. *	13,854	411,741
Tower International, Inc.	5,389	163,017

		1,525,354

Automobiles - 0.0% (a)
Winnebago Industries, Inc.	4,017	133,164

Banks - 2.1%
1st Source Corp.	3,559	187,274
BancFirst Corp.	8,043	482,178
Bancorp, Inc. (The) *	13,272	127,278
Boston Private Financial Holdings, Inc.	11,604	158,395
Bryn Mawr Bank Corp.	4,179	195,995
Cadence Bancorp	9,698	253,312
Camden National Corp.	3,937	171,023
Carolina Financial Corp.	4,301	162,234
CenterState Bank Corp.	3,654	102,495
Central Pacific Financial Corp.	5,772	152,554
ConnectOne Bancorp, Inc.	6,347	150,741
Enterprise Financial Services Corp.	2,473	131,193
Fidelity Southern Corp.	7,992	198,042
First Bancorp/NC	5,202	210,733
First Bancorp/PR *	37,876	344,672
First Commonwealth Financial Corp.	9,574	154,524
First Financial Bankshares, Inc.	5,160	304,956
First Merchants Corp.	3,901	175,506
German American Bancorp, Inc.	3,585	126,479
Great Southern Bancorp, Inc.	3,025	167,434
Independent Bank Corp./MA	1,564	129,186
Independent Bank Corp./MI	10,733	253,835
Independent Bank Group, Inc.	1,625	107,737
Lakeland Bancorp, Inc.	12,306	222,123
Lakeland Financial Corp.	4,960	230,541
Live Oak Bancshares, Inc.	4,888	130,998

INVESTMENTS	SHARES	VALUE

Banks - 2.1% (continued)
OFG Bancorp	21,091	$340,620
Opus Bank	4,849	132,863
Preferred Bank	2,336	136,656
QCR Holdings, Inc.	4,236	173,041
Republic First Bancorp, Inc. *(b)	28,763	205,655
ServisFirst Bancshares, Inc.	13,000	508,950
Southside Bancshares, Inc.	4,216	146,717
Stock Yards Bancorp, Inc.	4,504	163,495
Tompkins Financial Corp.	1,707	138,591
Towne Bank	8,720	269,012
TriState Capital Holdings, Inc. *	7,060	194,856
Triumph Bancorp, Inc. *	9,529	364,008
Washington Trust Bancorp, Inc.	2,583	142,840

		7,948,742

Beverages - 0.4%
Boston Beer Co., Inc. (The), Class A *	2,113	607,488
Castle Brands, Inc. *	33,003	35,313
Craft Brew Alliance, Inc. *	13,506	220,823
MGP Ingredients, Inc. (b)	7,286	575,448
National Beverage Corp. *(b)	1,135	132,364

		1,571,436

Biotechnology - 11.9%
Abeona Therapeutics, Inc. *	24,350	311,680
Acceleron Pharma, Inc. *	6,516	372,911
Acorda Therapeutics, Inc. *	10,978	215,718
Adamas Pharmaceuticals, Inc. *(b)	14,009	280,460
Adverum Biotechnologies, Inc. *	31,216	188,857
Aeglea BioTherapeutics, Inc. *	24,559	235,030
Aimmune Therapeutics, Inc. *	14,223	388,003
Alder Biopharmaceuticals, Inc. *	19,119	318,331
Amicus Therapeutics, Inc. *	34,225	413,780
AnaptysBio, Inc. *	10,729	1,070,432
Arbutus Biopharma Corp. (Canada) *	39,727	375,420
Arena Pharmaceuticals, Inc. *	19,871	914,463
ArQule, Inc. *	99,194	561,438
Array BioPharma, Inc. *	81,902	1,244,910
Arrowhead Pharmaceuticals, Inc. *(b)	50,786	973,568
Atara Biotherapeutics, Inc. *(b)	18,386	760,261
Athersys, Inc. *(b)	94,458	198,362
Audentes Therapeutics, Inc. *	17,065	675,603
AVEO Pharmaceuticals, Inc. *(b)	54,175	179,319
Avid Bioservices, Inc. *(b)	25,915	177,777
Biohaven Pharmaceutical Holding Co. Ltd. *	5,216	195,861
Blueprint Medicines Corp. *	13,253	1,034,529
CareDx, Inc. *	37,654	1,086,318
CASI Pharmaceuticals, Inc. *	76,154	355,639
Catalyst Biosciences, Inc. *	19,224	207,235
Catalyst Pharmaceuticals, Inc. *	58,126	219,716
ChemoCentryx, Inc. *	18,847	238,226
Concert Pharmaceuticals, Inc. *	11,763	174,563
CTI BioPharma Corp. *	7,700	16,632
CytomX Therapeutics, Inc. *	18,950	350,575
Dicerna Pharmaceuticals, Inc. *	36,665	559,508
Dynavax Technologies Corp. *	20,024	248,298
Editas Medicine, Inc. *	16,973	540,081
Emergent BioSolutions, Inc. *	16,732	1,101,468

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Biotechnology - 11.9% (continued)
Enanta Pharmaceuticals, Inc. *	7,817	$668,041
Fate Therapeutics, Inc. *	40,772	664,176
Fennec Pharmaceuticals, Inc. (Canada) *	18,214	149,355
FibroGen, Inc. *	25,771	1,565,588
G1 Therapeutics, Inc. *	16,307	852,693
Genomic Health, Inc. *	6,269	440,209
Geron Corp. *(b)	86,930	152,997
Global Blood Therapeutics, Inc. *(b)	17,263	655,994
GlycoMimetics, Inc. *	7,660	110,304
GTx, Inc. *(b)	19,419	30,488
Halozyme Therapeutics, Inc. *	44,209	803,278
ImmunoGen, Inc. *	60,638	574,242
Immunomedics, Inc. *(b)	67,573	1,407,546
Insmed, Inc. *	27,122	548,407
Intellia Therapeutics, Inc. *	9,420	269,600
Iovance Biotherapeutics, Inc. *	40,010	450,112
Karyopharm Therapeutics, Inc. *	24,946	424,830
Kindred Biosciences, Inc. *	10,260	143,127
Kura Oncology, Inc. *	16,561	289,817
Ligand Pharmaceuticals, Inc. *	7,901	2,168,745
Loxo Oncology, Inc. *	10,036	1,714,450
Madrigal Pharmaceuticals, Inc. *(b)	5,706	1,221,826
Mirati Therapeutics, Inc. *	17,874	841,865
Momenta Pharmaceuticals, Inc. *	14,935	392,791
Myriad Genetics, Inc. *	28,114	1,293,244
Natera, Inc. *	12,918	309,257
Novavax, Inc. *(b)	103,766	195,080
Ohr Pharmaceutical, Inc. *	7,600	1,406
PDL BioPharma, Inc. *	68,788	180,912
Pieris Pharmaceuticals, Inc. *	27,593	154,521
PolarityTE, Inc. *(b)	5,690	108,679
PTC Therapeutics, Inc. *	20,729	974,263
REGENXBIO, Inc. *	14,844	1,120,722
Retrophin, Inc. *	8,762	251,732
Rigel Pharmaceuticals, Inc. *	61,779	198,311
Sangamo Therapeutics, Inc. *(b)	34,398	583,046
Savara, Inc. *	14,983	167,210
Sorrento Therapeutics, Inc. *(b)	73,542	323,585
Spark Therapeutics, Inc. *(b)	3,405	185,743
Spectrum Pharmaceuticals, Inc. *	44,052	740,074
Stemline Therapeutics, Inc. *	12,296	204,114
T2 Biosystems, Inc. *	35,903	267,477
TG Therapeutics, Inc. *	13,534	75,790
Ultragenyx Pharmaceutical, Inc. *	6,528	498,348
Verastem, Inc. *(b)	57,442	416,455
Vericel Corp. *	32,614	461,488
Viking Therapeutics, Inc. *(b)	48,819	850,427
Vital Therapies, Inc. *	38,569	10,622
Voyager Therapeutics, Inc. *	16,301	308,415
Xencor, Inc. *	20,925	815,447
XOMA Corp. *(b)	10,539	185,170
Zafgen, Inc. *	35,435	414,235

		44,021,226

Building Products - 1.2%
AAON, Inc.	6,791	256,700
Advanced Drainage Systems, Inc.	8,996	277,976
Builders FirstSource, Inc. *	25,937	380,755
Gibraltar Industries, Inc. *	3,457	157,639

INVESTMENTS	SHARES	VALUE
Building Products - 1.2% (continued)
Griffon Corp.	7,115	$114,907
Insteel Industries, Inc.	5,358	192,245
Patrick Industries, Inc. *	5,549	328,501
PGT Innovations, Inc. *	20,710	447,336
Simpson Manufacturing Co., Inc.	10,319	747,715
Trex Co., Inc. *	22,006	1,694,022

		4,597,796

Capital Markets - 1.9%
Artisan Partners Asset Management, Inc., Class A	11,448	370,915
B. Riley Financial, Inc.	12,270	277,916
Blucora, Inc. *	22,917	922,409
Diamond Hill Investment Group, Inc.	1,290	213,353
GAIN Capital Holdings, Inc. (b)	24,292	157,898
Greenhill & Co., Inc.	5,697	150,116
Hamilton Lane, Inc., Class A	24,644	1,091,236
Houlihan Lokey, Inc.	21,351	959,301
Moelis & Co., Class A	22,631	1,240,179
Piper Jaffray Cos.	3,001	229,126
PJT Partners, Inc., Class A	14,422	754,992
Stifel Financial Corp.	13,609	697,597

		7,065,038

Chemicals - 1.3%
AdvanSix, Inc. *	4,373	148,463
American Vanguard Corp.	9,893	178,074
Chase Corp.	1,439	172,896
Ferro Corp. *	15,471	359,237
GCP Applied Technologies, Inc. *	5,503	146,105
Ingevity Corp. *	14,708	1,498,451
Innophos Holdings, Inc.	3,701	164,324
Innospec, Inc.	2,779	213,288
Intrepid Potash, Inc. *	95,924	344,367
Koppers Holdings, Inc. *	4,164	129,709
Kraton Corp. *	6,401	301,807
Kronos Worldwide, Inc.	8,962	145,632
PolyOne Corp.	7,316	319,856
Quaker Chemical Corp.	1,532	309,786
Rayonier Advanced Materials, Inc.	9,952	183,415
Valhi, Inc.	47,889	109,187

		4,724,597

Commercial Services & Supplies - 1.8%
Brady Corp., Class A	8,072	353,150
Brink’s Co. (The)	1,546	107,833
Casella Waste Systems, Inc., Class A *	28,374	881,296
Cimpress NV (Netherlands) *	10,238	1,398,613
Ennis, Inc.	10,681	218,426
Interface, Inc.	14,239	332,481
Kimball International, Inc., Class B	9,927	166,277
McGrath RentCorp	8,832	481,079
Mobile Mini, Inc.	11,662	511,379
MSA Safety, Inc.	5,569	592,764
Multi-Color Corp.	2,315	144,109
Quad/Graphics, Inc.	6,078	126,666
SP Plus Corp. *	4,630	168,995
Tetra Tech, Inc.	3,423	233,791
UniFirst Corp.	2,067	358,935

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Commercial Services & Supplies - 1.8% (continued)
US Ecology, Inc.	3,206	$236,443
Viad Corp.	8,505	503,921

		6,816,158

Communications Equipment - 0.5%
CalAmp Corp. *	8,123	194,627
Comtech Telecommunications Corp.	12,001	435,276
Harmonic, Inc. *(b)	37,222	204,721
NETGEAR, Inc. *	4,283	269,187
Plantronics, Inc.	10,679	643,944

		1,747,755

Construction & Engineering - 0.7%
Aegion Corp. *	6,788	172,279
Ameresco, Inc., Class A *	12,117	165,397
Comfort Systems USA, Inc.	8,170	460,788
EMCOR Group, Inc.	5,818	436,990
Granite Construction, Inc.	3,842	175,579
HC2 Holdings, Inc. *	27,896	170,724
MYR Group, Inc. *	3,964	129,385
NV5 Global, Inc. *	6,530	566,151
Primoris Services Corp.	5,764	143,063
Sterling Construction Co., Inc. *	16,276	233,072

		2,653,428

Consumer Finance - 1.3%
Encore Capital Group, Inc. *(b)	4,940	177,099
Enova International, Inc. *	16,676	480,269
EZCORP, Inc., Class A *	23,761	254,243
FirstCash, Inc.	12,909	1,058,538
Green Dot Corp., Class A *	19,403	1,723,374
Nelnet, Inc., Class A	5,692	325,412
Regional Management Corp. *	7,164	206,538
World Acceptance Corp. *	3,717	425,076

		4,650,549

Containers & Packaging - 0.0% (a)
Greif, Inc., Class A	3,271	175,522

Diversified Consumer Services - 1.6%
Adtalem Global Education, Inc. *	20,180	972,676
American Public Education, Inc. *	8,656	286,081
Cambium Learning Group, Inc. *	25,112	297,326
Career Education Corp. *	35,599	531,493
Carriage Services, Inc.	7,513	161,905
Chegg, Inc. *	46,875	1,332,656
K12, Inc. *	10,436	184,717
Regis Corp. *	12,677	258,991
Sotheby’s *	3,132	154,063
Strategic Education, Inc.	2,525	346,001
Weight Watchers International, Inc. *	19,858	1,429,578

		5,955,487

Diversified Financial Services - 0.1%
Cannae Holdings, Inc. *	16,228	339,977
On Deck Capital, Inc. *	26,444	200,181

		540,158

Diversified Telecommunication Services - 1.1%
Cogent Communications Holdings, Inc.	2,636	147,089

INVESTMENTS	SHARES	VALUE
Diversified Telecommunication Services - 1.1% (continued)
Intelsat SA *	60,812	$1,824,360
Iridium Communications, Inc. *	27,577	620,482
Ooma, Inc. *	8,095	134,377
ORBCOMM, Inc. *	11,895	129,180
Vonage Holdings Corp. *	88,996	1,260,183

		4,115,671

Electric Utilities - 0.1%
Otter Tail Corp.	3,477	166,548
Spark Energy, Inc., Class A (b)	15,794	130,301

		296,849

Electrical Equipment - 0.9%
Allied Motion Technologies, Inc.	5,034	274,000
Enphase Energy, Inc. *(b)	83,262	403,821
Generac Holdings, Inc. *	13,471	759,899
Plug Power, Inc. *(b)	80,747	155,034
Sunrun, Inc. *(b)	48,622	604,858
TPI Composites, Inc. *	10,905	311,338
Vicor Corp. *	18,226	838,396
Vivint Solar, Inc. *(b)	30,632	159,286

		3,506,632

Electronic Equipment, Instruments & Components - 1.4%
AVX Corp.	12,390	223,639
Badger Meter, Inc.	6,336	335,491
Control4 Corp. *	4,792	164,509
CTS Corp.	12,200	418,460
Electro Scientific Industries, Inc. *	23,887	416,828
ePlus, Inc. *	2,245	208,112
FARO Technologies, Inc. *	6,012	386,872
II-VI, Inc. *	9,636	455,783
Insight Enterprises, Inc. *	2,513	135,928
Mesa Laboratories, Inc.	1,267	235,181
Novanta, Inc. *	16,513	1,129,489
PAR Technology Corp. *	11,163	248,042
PC Connection, Inc.	4,953	192,622
Rogers Corp. *	880	129,642
Vishay Intertechnology, Inc.	8,583	174,664
Vishay Precision Group, Inc. *	6,027	225,410

		5,080,672

Energy Equipment & Services - 1.5%
Bristow Group, Inc. *(b)	24,354	295,414
Diamond Offshore Drilling, Inc. *(b)	11,865	237,300
Exterran Corp. *	7,812	207,252
Helix Energy Solutions Group, Inc. *	45,733	451,842
ION Geophysical Corp. *	22,940	356,717
Mammoth Energy Services, Inc.	19,175	557,993
Matrix Service Co. *	17,996	443,602
Newpark Resources, Inc. *	27,872	288,475
Noble Corp. plc *	130,851	919,883
Oil States International, Inc. *	5,450	180,940
Pioneer Energy Services Corp. *	69,939	206,320
Profire Energy, Inc. *	54,895	175,115
ProPetro Holding Corp. *	15,366	253,385
SEACOR Holdings, Inc. *	6,780	335,000
Solaris Oilfield Infrastructure, Inc., Class A *	17,070	322,452

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Energy Equipment & Services - 1.5% (continued)
TETRA Technologies, Inc. *	26,574	$119,849
Unit Corp. *	7,606	198,212

		5,549,751

Entertainment - 0.9%
Liberty Media Corp.-Liberty Braves, Class C *	6,881	187,507
Marcus Corp. (The)	6,900	290,145
World Wrestling Entertainment, Inc., Class A	31,334	3,030,938

		3,508,590

Equity Real Estate Investment Trusts (REITs) - 1.5%
Chesapeake Lodging Trust	5,682	182,222
Community Healthcare Trust, Inc.	6,453	199,914
CorePoint Lodging, Inc.	9,519	185,145
EastGroup Properties, Inc.	3,534	337,921
First Industrial Realty Trust, Inc.	5,968	187,395
Innovative Industrial Properties, Inc. (b)	12,651	610,284
Jernigan Capital, Inc.	8,682	167,476
Monmouth Real Estate Investment Corp.	9,260	154,827
National Storage Affiliates Trust	5,807	147,730
NexPoint Residential Trust, Inc.	13,524	448,997
Pebblebrook Hotel Trust (b)	9,022	328,130
Rexford Industrial Realty, Inc.	12,163	388,729
Ryman Hospitality Properties, Inc.	10,862	935,979
STAG Industrial, Inc.	4,629	127,297
Terreno Realty Corp.	11,229	423,333
UMH Properties, Inc.	9,125	142,715
Xenia Hotels & Resorts, Inc.	18,347	434,824

		5,402,918

Food & Staples Retailing - 0.3%
Chefs’ Warehouse, Inc. (The) *	11,924	433,438
Performance Food Group Co. *	21,894	729,070

		1,162,508

Food Products - 0.6%
Calavo Growers, Inc. (b)	4,606	444,940
Cal-Maine Foods, Inc.	11,898	574,673
Darling Ingredients, Inc. *	9,800	189,336
Freshpet, Inc. *	16,338	599,605
John B Sanfilippo & Son, Inc.	2,196	156,750
Lancaster Colony Corp.	724	108,028

		2,073,332

Gas Utilities - 0.0% (a)
Chesapeake Utilities Corp.	2,140	179,546

Health Care Equipment & Supplies - 7.0%
Antares Pharma, Inc. *	36,080	121,229
AtriCure, Inc. *	7,251	254,003
Atrion Corp.	378	262,634
Avanos Medical, Inc. *	13,112	898,172
AxoGen, Inc. *	17,307	637,763
Cerus Corp. *	74,489	537,066
CONMED Corp.	6,307	499,641
CryoLife, Inc. *	13,209	464,957
CryoPort, Inc. *	29,417	376,832
Cutera, Inc. *	8,451	275,080

INVESTMENTS	SHARES	VALUE

Health Care Equipment & Supplies - 7.0% (continued)
CytoSorbents Corp. *	27,542	$355,292
Globus Medical, Inc., Class A *	29,863	1,695,024
Haemonetics Corp. *	20,728	2,375,014
Inogen, Inc. *	8,437	2,059,640
Integer Holdings Corp. *	10,594	878,772
IntriCon Corp. *	10,020	563,124
Invacare Corp.	12,156	176,870
iRhythm Technologies, Inc. *	9,663	914,700
LeMaitre Vascular, Inc.	4,223	163,599
LivaNova plc *	16,834	2,086,911
Merit Medical Systems, Inc. *	13,844	850,714
Neogen Corp. *	14,291	1,022,235
Novocure Ltd. *	38,156	1,999,374
Nuvectra Corp. *	9,786	215,096
Orthofix Medical, Inc. *	4,178	241,530
Quidel Corp. *	14,619	952,720
Senseonics Holdings, Inc. *(b)	69,780	332,851
Sientra, Inc. *	17,087	408,038
STAAR Surgical Co. *	22,651	1,087,248
Surmodics, Inc. *	6,370	475,520
Tactile Systems Technology, Inc. *	9,919	704,745
Tandem Diabetes Care, Inc. *	28,666	1,228,051
TransEnterix, Inc. *(b)	138,240	801,792
ViewRay, Inc. *	11,945	111,805

		26,028,042

Health Care Providers & Services - 2.7%
Addus HomeCare Corp. *	7,028	493,014
Amedisys, Inc. *	4,105	512,961
AMN Healthcare Services, Inc. *	13,291	727,018
BioTelemetry, Inc. *	6,035	388,956
CorVel Corp. *	5,062	304,985
Cross Country Healthcare, Inc. *	14,589	127,362
Diplomat Pharmacy, Inc. *	18,743	363,802
Ensign Group, Inc. (The)	16,839	638,535
HealthEquity, Inc. *	21,509	2,030,665
LHC Group, Inc. *	3,859	397,438
Magellan Health, Inc. *	1,537	110,741
MedCath Corp. (3)*(c)	10,300	—
National HealthCare Corp.	1,886	142,148
Providence Service Corp. (The) *	4,751	319,647
Quorum Health Corp. *	37,399	219,158
R1 RCM, Inc. *	65,590	666,394
RadNet, Inc. *	26,958	405,718
Select Medical Holdings Corp. *	25,621	471,426
Tenet Healthcare Corp. *	37,556	1,068,844
Triple-S Management Corp., Class B *	13,893	262,439
US Physical Therapy, Inc.	3,234	383,552

		10,034,803

Health Care Technology - 0.9%
Omnicell, Inc. *	3,137	225,550
Tabula Rasa HealthCare, Inc. *	11,883	964,781
Teladoc Health, Inc. *	23,092	1,993,994
Vocera Communications, Inc. *	3,442	125,909

		3,310,234

Hotels, Restaurants & Leisure - 4.7%
BBX Capital Corp.	23,184	172,025

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Hotels, Restaurants & Leisure - 4.7% (continued)
BJ’s Restaurants, Inc.	9,923	$716,441
Bloomin’ Brands, Inc.	7,214	142,765
Boyd Gaming Corp.	39,000	1,320,150
Brinker International, Inc. (b)	5,892	275,333
Carrols Restaurant Group, Inc. *	11,164	162,994
Churchill Downs, Inc.	4,071	1,130,517
Del Taco Restaurants, Inc. *	12,276	144,980
Denny’s Corp. *	16,550	243,616
Dine Brands Global, Inc.	8,635	702,112
Drive Shack, Inc., REIT *	36,066	214,953
Eldorado Resorts, Inc. *(b)	29,796	1,448,086
Golden Entertainment, Inc. *(b)	14,586	350,210
International Speedway Corp., Class A	3,567	156,235
Monarch Casino & Resort, Inc. *	7,349	334,012
Noodles & Co. *	40,637	491,708
Penn National Gaming, Inc. *	33,709	1,109,700
Planet Fitness, Inc., Class A *	35,984	1,944,215
RCI Hospitality Holdings, Inc.	11,399	337,524
Red Lion Hotels Corp. *	10,911	136,387
Red Rock Resorts, Inc., Class A	35,410	943,676
Ruth’s Hospitality Group, Inc.	9,641	304,174
Scientific Games Corp. *	25,629	650,977
SeaWorld Entertainment, Inc. *	17,051	535,913
Shake Shack, Inc., Class A *(b)	16,028	1,009,924
Sonic Corp.	3,096	134,181
Texas Roadhouse, Inc.	17,304	1,198,994
Town Sports International Holdings, Inc. *	23,172	200,438
Wingstop, Inc.	13,170	899,116

		17,411,356

Household Durables - 0.8%
Bassett Furniture Industries, Inc.	8,255	175,419
Cavco Industries, Inc. *	2,640	667,920
Century Communities, Inc. *	6,191	162,514
Hooker Furniture Corp.	4,478	151,356
KB Home	10,848	259,376
LGI Homes, Inc. *(b)	3,902	185,111
Meritage Homes Corp. *	3,247	129,555
TopBuild Corp. *	10,790	613,088
TRI Pointe Group, Inc. *	33,215	411,866
ZAGG, Inc. *	17,070	251,782

		3,007,987

Household Products - 0.3%
Central Garden & Pet Co., Class A *	17,448	578,227
WD-40 Co.	2,305	396,690

		974,917

Industrial Conglomerates - 0.1%
Raven Industries, Inc.	6,777	310,048

Insurance - 2.9%
American Equity Investment Life Holding Co.	14,544	514,276
AMERISAFE, Inc.	3,029	187,647
CNO Financial Group, Inc.	6,235	132,307
eHealth, Inc. *	4,221	119,285
Employers Holdings, Inc.	2,918	132,185
Enstar Group Ltd. *	725	151,163

INVESTMENTS	SHARES	VALUE

Insurance - 2.9% (continued)
FBL Financial Group, Inc., Class A	6,161	$463,615
HCI Group, Inc.	467	20,431
Health Insurance Innovations, Inc., Class A *	6,482	399,615
Heritage Insurance Holdings, Inc. (b)	11,635	172,431
Horace Mann Educators Corp.	3,809	171,024
James River Group Holdings Ltd.	4,897	208,710
Kemper Corp.	23,233	1,869,095
Kinsale Capital Group, Inc.	8,421	537,765
National General Holdings Corp.	12,773	342,827
National Western Life Group, Inc., Class A	528	168,538
Primerica, Inc.	16,110	1,942,061
RLI Corp.	6,973	547,938
Safety Insurance Group, Inc.	1,836	164,506
Selective Insurance Group, Inc.	9,561	607,124
Third Point Reinsurance Ltd. *	13,375	173,875
Trupanion, Inc. *(b)	16,943	605,373
United Fire Group, Inc.	5,138	260,856
United Insurance Holdings Corp.	8,652	193,632
Universal Insurance Holdings, Inc.	11,879	576,725

		10,663,004

Interactive Media & Services - 0.6%
Care.com, Inc. *	12,036	266,116
QuinStreet, Inc. *	43,077	584,555
Travelzoo *	12,075	143,089
XO Group, Inc. *	13,043	449,722
Yelp, Inc. *	12,170	598,764

		2,042,246

Internet & Direct Marketing Retail - 1.7%
Etsy, Inc. *	47,750	2,453,395
Gaia, Inc. *	12,901	198,675
Groupon, Inc. *	111,706	421,132
Lands’ End, Inc. *	10,340	181,467
Liberty TripAdvisor Holdings, Inc., Class A *	11,955	177,532
Overstock.com, Inc. *(b)	15,969	442,341
Quotient Technology, Inc. *	10,253	158,921
Remark Holdings, Inc. *(b)	44,517	142,009
Shutterfly, Inc. *	12,767	841,218
Shutterstock, Inc.	2,163	118,057
Stamps.com, Inc. *	4,430	1,002,066

		6,136,813

IT Services - 1.9%
Brightcove, Inc. *	14,222	119,465
CACI International, Inc., Class A *	7,258	1,336,561
Carbonite, Inc. *	14,510	517,281
CSG Systems International, Inc.	3,860	154,940
Everi Holdings, Inc. *	27,890	255,751
EVERTEC, Inc.	13,799	332,556
ExlService Holdings, Inc. *	3,131	207,272
GTT Communications, Inc. *(b)	16,026	695,528
Hackett Group, Inc. (The)	15,924	320,869
Internap Corp. *	9,341	117,977
Limelight Networks, Inc. *	69,674	349,763
ManTech International Corp., Class A	12,567	795,491
MAXIMUS, Inc.	2,537	165,057

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
IT Services - 1.9% (continued)
Perficient, Inc. *	7,395	$197,077
Travelport Worldwide Ltd.	31,143	525,382
TTEC Holdings, Inc.	6,525	168,998
Tucows, Inc., Class A *(b)	2,229	124,267
Unisys Corp. *	7,532	153,653
Virtusa Corp. *	11,132	597,900

		7,135,788

Leisure Products - 0.7%
Acushnet Holdings Corp.	5,872	161,069
Callaway Golf Co.	27,445	666,639
Johnson Outdoors, Inc., Class A	5,571	518,048
Malibu Boats, Inc., Class A *	12,549	686,681
MCBC Holdings, Inc. *	11,366	407,812

		2,440,249

Life Sciences Tools & Services - 0.6%
Codexis, Inc. *	47,723	818,449
Luminex Corp.	6,573	199,228
Medpace Holdings, Inc. *	12,723	762,235
NeoGenomics, Inc. *	25,131	385,761

		2,165,673

Machinery - 3.7%
Alamo Group, Inc.	1,947	178,365
Albany International Corp., Class A	6,350	504,825
Barnes Group, Inc.	5,224	371,061
Chart Industries, Inc. *	12,323	965,261
Columbus McKinnon Corp.	10,083	398,682
Commercial Vehicle Group, Inc. *	14,417	132,060
DMC Global, Inc.	11,504	469,363
Douglas Dynamics, Inc.	9,186	403,265
ESCO Technologies, Inc.	1,780	121,129
Federal Signal Corp.	13,957	373,768
Franklin Electric Co., Inc.	3,130	147,892
Global Brass & Copper Holdings, Inc.	4,697	173,319
Greenbrier Cos., Inc. (The)	2,396	144,000
Harsco Corp. *	35,429	1,011,498
Hillenbrand, Inc.	10,768	563,166
Kadant, Inc.	4,335	467,530
Meritor, Inc. *	23,167	448,513
Mueller Water Products, Inc., Class A	13,903	160,024
Navistar International Corp. *	28,219	1,086,431
NN, Inc.	6,236	97,282
Proto Labs, Inc. *	9,781	1,582,077
RBC Bearings, Inc. *	4,075	612,717
Rexnord Corp. *	22,797	702,148
Spartan Motors, Inc.	25,080	369,930
SPX Corp. *	23,372	778,521
SPX FLOW, Inc. *	3,945	205,140
Standex International Corp.	1,932	201,411
Sun Hydraulics Corp.	3,146	172,338
Tennant Co.	2,238	169,976
TriMas Corp. *	4,367	132,757
Watts Water Technologies, Inc., Class A	3,399	282,117
Woodward, Inc.	1,833	148,216

		13,574,782

INVESTMENTS	SHARES	VALUE
Marine - 0.1%
Genco Shipping & Trading Ltd. *	17,407	$243,698
Safe Bulkers, Inc. (Greece) *	55,946	161,124

		404,822

Media - 0.6%
Entravision Communications Corp., Class A	32,308	158,309
Gannett Co., Inc.	31,650	316,817
New Media Investment Group, Inc.	12,241	192,061
New York Times Co. (The), Class A	48,390	1,120,229
TechTarget, Inc. *	22,408	435,163

		2,222,579

Metals & Mining - 1.1%
Allegheny Technologies, Inc. *	43,472	1,284,597
Carpenter Technology Corp.	12,568	740,884
Commercial Metals Co.	7,194	147,621
Gold Resource Corp.	34,240	175,994
Kaiser Aluminum Corp.	2,184	238,187
Materion Corp.	7,121	430,820
Schnitzer Steel Industries, Inc., Class A	10,401	281,347
SunCoke Energy, Inc. *	10,996	127,773
Warrior Met Coal, Inc.	27,393	740,707

		4,167,930

Multiline Retail - 0.7%
Dillard’s, Inc., Class A (b)	8,527	650,951
Ollie’s Bargain Outlet Holdings, Inc. *	21,714	2,086,716

		2,737,667

Multi-Utilities - 0.0% (a)
Unitil Corp.	2,791	142,062

Oil, Gas & Consumable Fuels - 3.9%
Abraxas Petroleum Corp. *	70,384	163,995
Amyris, Inc. *	37,876	300,736
Approach Resources, Inc. *(b)	65,375	145,786
California Resources Corp. *	23,029	1,117,597
Carrizo Oil & Gas, Inc. *	18,287	460,832
CVR Energy, Inc.	33,387	1,342,825
Delek US Holdings, Inc.	30,308	1,285,969
Denbury Resources, Inc. *	207,931	1,289,172
GasLog Ltd. (Monaco)	8,559	169,040
HighPoint Resources Corp. *	95,800	467,504
Matador Resources Co. *	14,732	486,893
Northern Oil and Gas, Inc. *	107,515	430,060
Oasis Petroleum, Inc. *	73,271	1,038,983
PDC Energy, Inc. *	11,617	568,768
Peabody Energy Corp.	40,562	1,445,630
Penn Virginia Corp. *	6,278	505,630
Renewable Energy Group, Inc. *	10,705	308,304
REX American Resources Corp. *	2,433	183,813
Ring Energy, Inc. *	10,251	101,587
SRC Energy, Inc. *	77,408	688,157
Uranium Energy Corp. *	74,930	128,880
W&T Offshore, Inc. *	80,660	777,562
WildHorse Resource Development Corp. *	40,427	955,694
Zion Oil & Gas, Inc. *	13,634	17,452

		14,380,869

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Paper & Forest Products - 0.4%
Boise Cascade Co.	11,542	$424,745
Louisiana-Pacific Corp.	3,938	104,318
Neenah, Inc.	1,864	160,863
Verso Corp., Class A *	27,185	915,319

		1,605,245

Personal Products - 0.9%
Inter Parfums, Inc.	8,628	556,074
Medifast, Inc.	6,440	1,426,782
USANA Health Sciences, Inc. *	10,185	1,227,802

		3,210,658

Pharmaceuticals - 2.4%
Amphastar Pharmaceuticals, Inc. *	6,875	132,275
ANI Pharmaceuticals, Inc. *	1,974	111,610
Assembly Biosciences, Inc. *	12,363	459,162
Collegium Pharmaceutical, Inc. *(b)	17,435	256,992
Corcept Therapeutics, Inc. *(b)	15,564	218,207
Corium International, Inc. *(b)	29,669	282,152
Cymabay Therapeutics, Inc. *	34,793	385,506
Durect Corp. *	103,018	113,320
Endo International plc *	14,161	238,330
Endocyte, Inc. *	43,129	765,971
Horizon Pharma plc *	50,950	997,601
Intersect ENT, Inc. *	6,828	196,305
Intra-Cellular Therapies, Inc. *	22,435	486,840
Marinus Pharmaceuticals, Inc. *(b)	57,454	574,540
MyoKardia, Inc. *	18,527	1,207,960
Phibro Animal Health Corp., Class A	10,376	445,130
Reata Pharmaceuticals, Inc., Class A *	1,523	124,521
Revance Therapeutics, Inc. *	7,281	180,933
TherapeuticsMD, Inc. *(b)	29,986	196,708
WaVe Life Sciences Ltd. *	12,181	609,050
Zogenix, Inc. *	17,389	862,494

		8,845,607

Professional Services - 2.9%
ASGN, Inc. *	16,768	1,323,498
Barrett Business Services, Inc.	2,777	185,448
CBIZ, Inc. *	11,492	272,361
CRA International, Inc.	8,044	403,970
Exponent, Inc.	15,441	827,638
FTI Consulting, Inc. *	16,186	1,184,653
Heidrick & Struggles International, Inc.	8,965	303,465
ICF International, Inc.	5,218	393,698
Insperity, Inc.	18,319	2,160,726
Kelly Services, Inc., Class A	11,443	274,975
Kforce, Inc.	10,385	390,476
Korn/Ferry International	20,845	1,026,408
Mistras Group, Inc. *	8,171	177,066
Navigant Consulting, Inc.	6,717	154,894
TriNet Group, Inc. *	23,494	1,323,182
Willdan Group, Inc. *	5,298	179,920

		10,582,378

Real Estate Management & Development - 0.4%
HFF, Inc., Class A	5,932	251,991
Marcus & Millichap, Inc. *	9,112	316,278
Maui Land & Pineapple Co., Inc. *	367	4,698
RMR Group, Inc. (The), Class A	9,458	877,702

		1,450,669

INVESTMENTS	SHARES	VALUE
Road & Rail - 1.0%
ArcBest Corp.	11,572	$561,821
Avis Budget Group, Inc. *	10,921	351,001
Covenant Transportation Group, Inc., Class A *	10,692	310,709
Hertz Global Holdings, Inc. *	7,907	129,121
Marten Transport Ltd.	14,702	309,477
Saia, Inc. *	11,522	880,857
Universal Logistics Holdings, Inc.	6,917	254,546
USA Truck, Inc. *	10,206	206,467
Werner Enterprises, Inc.	18,171	642,345

		3,646,344

Semiconductors & Semiconductor Equipment - 2.5%
Adesto Technologies Corp. *(b)	28,558	169,920
Alpha & Omega Semiconductor Ltd. *	14,897	173,252
AXT, Inc. *	20,103	143,737
Cabot Microelectronics Corp.	7,508	774,600
CEVA, Inc. *	4,800	138,000
Cohu, Inc.	5,184	130,118
Cree, Inc. *	39,525	1,496,812
Diodes, Inc. *	16,230	540,297
Entegris, Inc.	45,525	1,317,949
Integrated Device Technology, Inc. *	24,908	1,170,925
Lattice Semiconductor Corp. *	13,731	109,848
Nanometrics, Inc. *	3,094	116,087
NVE Corp.	1,674	177,243
Photronics, Inc. *	17,287	170,277
Rudolph Technologies, Inc. *	6,345	155,135
Semtech Corp. *	14,576	810,426
Silicon Laboratories, Inc. *	13,899	1,275,928
SMART Global Holdings, Inc. *	13,877	398,825

		9,269,379

Software - 8.4%
8x8, Inc. *	24,115	512,444
Alteryx, Inc., Class A *	27,439	1,569,785
Appfolio, Inc., Class A *	17,142	1,343,933
Apptio, Inc., Class A *	21,450	792,792
Blackbaud, Inc.	6,272	636,483
Blackline, Inc. *	6,008	339,272
Bottomline Technologies DE, Inc. *	18,470	1,342,954
Cornerstone OnDemand, Inc. *	2,770	157,197
Coupa Software, Inc. *	22,875	1,809,412
Digimarc Corp. *	4,547	143,003
Ebix, Inc. (b)	10,348	819,044
eGain Corp. *	35,045	283,864
Envestnet, Inc. *	13,554	826,116
Everbridge, Inc. *	13,191	760,329
Five9, Inc. *	25,258	1,103,522
Glu Mobile, Inc. *	73,889	550,473
Hortonworks, Inc. *	31,896	727,548
HubSpot, Inc. *	13,834	2,088,242
Instructure, Inc. *	13,215	467,811
LivePerson, Inc. *	31,411	815,115
MINDBODY, Inc., Class A *	14,831	602,880
Mitek Systems, Inc. *(b)	18,525	130,601
MobileIron, Inc. *	34,224	181,387
Model N, Inc. *	12,062	191,183
New Relic, Inc. *	20,958	1,974,872

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Software - 8.4% (continued)
NextGen Healthcare Information Systems LLC *	12,397	$248,932
OneSpan, Inc. *	9,853	187,700
Paylocity Holding Corp. *	13,130	1,054,602
Progress Software Corp.	12,969	457,676
PROS Holdings, Inc. *	7,211	252,529
Q2 Holdings, Inc. *	13,016	788,119
Qualys, Inc. *	16,663	1,484,673
Rapid7, Inc. *	18,829	695,167
ShotSpotter, Inc. *	9,171	562,091
SPS Commerce, Inc. *	2,021	200,564
Trade Desk, Inc. (The), Class A *	15,500	2,339,105
Upland Software, Inc. *	15,043	486,039
Varonis Systems, Inc. *	12,194	893,211
Veritone, Inc. *	11,088	115,648
Workiva, Inc. *	12,211	482,335
Yext, Inc. *	16,675	395,198
Zix Corp. *	34,017	188,794

		31,002,645

Specialty Retail - 4.9%
Aaron’s, Inc.	2,225	121,174
Abercrombie & Fitch Co., Class A	32,570	687,878
American Eagle Outfitters, Inc.	69,638	1,729,112
America’s Car-Mart, Inc. *	1,783	139,431
Asbury Automotive Group, Inc. *	1,588	109,175
Ascena Retail Group, Inc. *	62,021	283,436
At Home Group, Inc. *	24,177	762,301
Boot Barn Holdings, Inc. *	26,901	764,257
Buckle, Inc. (The) (b)	15,515	357,621
Caleres, Inc.	9,997	358,492
Carvana Co. *(b)	53,705	3,173,428
Cato Corp. (The), Class A	7,921	166,499
Children’s Place, Inc. (The)	880	112,464
Citi Trends, Inc.	7,878	226,650
Conn’s, Inc. *(b)	18,389	650,051
Container Store Group, Inc. (The) *	23,523	261,105
DSW, Inc., Class A	28,386	961,718
Express, Inc. *	24,057	266,070
Five Below, Inc. *	21,483	2,794,079
Guess?, Inc.	38,856	878,146
Haverty Furniture Cos., Inc.	6,653	147,031
New York & Co., Inc. *	50,685	195,644
RH *	9,077	1,189,178
Shoe Carnival, Inc.	8,029	309,117
Tailored Brands, Inc.	24,553	618,490
Tilly’s, Inc., Class A	29,207	553,473
Zumiez, Inc. *	15,186	400,151

		18,216,171

Technology Hardware, Storage & Peripherals - 0.2%
Cray, Inc. *	8,425	181,137
Immersion Corp. *	12,745	134,715
USA Technologies, Inc. *	41,558	299,218

		615,070

Textiles, Apparel & Luxury Goods - 1.8%
Crocs, Inc. *	38,424	818,047
Culp, Inc.	1,321	31,968

INVESTMENTS	SHARES	VALUE
Textiles, Apparel & Luxury Goods - 1.8% (continued)
Deckers Outdoor Corp. *	11,503	$1,364,026
Fossil Group, Inc. *	22,018	512,579
G-III Apparel Group Ltd. *	18,234	878,697
Movado Group, Inc.	11,417	478,372
Oxford Industries, Inc.	4,517	407,433
Rocky Brands, Inc.	9,865	279,180
Steven Madden Ltd.	4,272	225,989
Unifi, Inc. *	5,876	166,467
Vera Bradley, Inc. *	20,099	306,711
Wolverine World Wide, Inc.	26,007	1,015,573

		6,485,042

Thrifts & Mortgage Finance - 1.1%
Axos Financial, Inc. *	16,999	584,596
Federal Agricultural Mortgage Corp., Class C	6,143	443,402
First Defiance Financial Corp.	6,000	180,660
Flagstar Bancorp, Inc. *	4,807	151,276
LendingTree, Inc. *(b)	1,292	297,289
Meridian Bancorp, Inc.	12,356	210,052
Meta Financial Group, Inc.	1,853	153,150
NMI Holdings, Inc., Class A *	31,611	715,989
Northfield Bancorp, Inc.	9,328	148,502
Ocwen Financial Corp. *	44,367	174,806
PennyMac Financial Services, Inc., Class A	9,506	198,675
Walker & Dunlop, Inc.	3,088	163,293
Waterstone Financial, Inc.	21,385	366,753
WSFS Financial Corp.	3,177	149,796

		3,938,239

Tobacco - 0.2%
22nd Century Group, Inc. *(b)	52,101	146,404
Pyxus International, Inc. *	12,268	282,164
Turning Point Brands, Inc.	10,547	437,278

		865,846

Trading Companies & Distributors - 1.2%
Applied Industrial Technologies, Inc.	4,235	331,389
BlueLinx Holdings, Inc. *(b)	9,699	305,421
CAI International, Inc. *	5,049	115,471
DXP Enterprises, Inc. *	2,609	104,543
GATX Corp.	2,715	235,092
H&E Equipment Services, Inc.	12,691	479,466
Herc Holdings, Inc. *	7,990	409,088
Kaman Corp.	2,836	189,388
Rush Enterprises, Inc., Class A	3,660	143,875
SiteOne Landscape Supply, Inc. *	15,010	1,130,853
Systemax, Inc.	20,028	659,722
Textainer Group Holdings Ltd. *	11,721	150,029
Titan Machinery, Inc. *	10,563	163,568

		4,417,905

Water Utilities - 0.1%
American States Water Co.	6,678	408,293
Middlesex Water Co.	2,990	144,776

		553,069

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Wireless Telecommunication Services - 0.4%
Boingo Wireless, Inc. *	23,279	$812,437
NII Holdings, Inc. *(b)	103,634	607,295
Shenandoah Telecommunications Co.	5,532	214,365

		1,634,097

TOTAL COMMON STOCKS (Cost $274,582,294)		367,301,427

	NO. OF WARRANTS
WARRANTS - 0.0%

Diversified Consumer Services - 0.0%
Education Management Corp., expiring 1/5/2022 (3)*(c)
(Cost $—)	6,600	—

	SHARES
SHORT-TERM INVESTMENTS - 1.0%

Investment Companies - 1.0%
Limited Purpose Cash Investment Fund, 2.06% (d)
(Cost $3,720,954)	3,721,484	3,721,112

SECURITIES LENDING COLLATERAL - 6.2%

Investment Companies - 6.2%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.97% (d)(e)	2,802,351	2,802,351
Limited Purpose Cash Investment Fund 2.06% (d)(e)	20,108,551	20,106,540

TOTAL SECURITIES LENDING COLLATERAL (Cost $22,910,902)		22,908,891

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 106.3% (Cost $301,214,150)		393,931,430

LIABILITIES IN EXCESS OF OTHER ASSETS - (6.3)% (f)		(23,269,383)

NET ASSETS - 100.0%		$370,662,047

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$13,523,184	3.6%
Consumer Discretionary	64,049,288	17.3
Consumer Staples	9,858,697	2.7
Energy	19,930,620	5.4
Financials	34,805,730	9.4
Health Care	94,405,585	25.4
Industrials	57,178,607	15.4
Information Technology	54,851,309	14.8
Materials	10,673,295	2.9
Real Estate	6,853,587	1.9
Utilities	1,171,525	0.3
Short-Term Investments	3,721,112	1.0
Securities Lending Collateral	22,908,891	6.2

Total Investments In Securities At Value	393,931,430	106.3
Liabilities in Excess of Other Assets (f)	(23,269,383)	(6.3)

Net Assets	$370,662,047	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at September 30, 2018. The total value of securities on loan at September 30, 2018 was $22,135,678.
(c)

Security fair valued as of September 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2018 amounted to $0, which represents approximately 0.00% of net assets of the fund.

(d)	Represents 7-day effective yield as of September 30, 2018.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(3)	Level 3 security (See Note 4).

Abbreviations

CVR	- Contingent Value Rights

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR SMALL CAP MOMENTUM STYLE FUND

Futures contracts outstanding as of September 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index	5	12/2018	USD	$425,200	$(2,170)

					$(2,170)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at September 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$ 22,553	$ 22,553

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 96.2%

Australia - 6.0%
AGL Energy Ltd.	23,781	$335,463
Alumina Ltd.	402,987	806,712
Aristocrat Leisure Ltd.	68,194	1,400,497
ASX Ltd.	8,860	407,532
AusNet Services	141,964	166,753
BHP Billiton plc	51,896	1,132,453
BlueScope Steel Ltd.	36,604	448,939
Boral Ltd.	33,886	169,150
Caltex Australia Ltd.	14,322	309,410
Challenger Ltd.	16,050	129,867
CIMIC Group Ltd.	16,147	599,299
Cochlear Ltd.	6,051	877,371
Computershare Ltd.	50,863	732,488
CSL Ltd.	31,534	4,581,872
Flight Centre Travel Group Ltd.	14,095	541,273
Goodman Group, REIT	93,982	705,014
Incitec Pivot Ltd.	54,550	156,845
Insurance Australia Group Ltd.	115,133	608,675
Macquarie Group Ltd.	22,135	2,013,585
Medibank Pvt Ltd.	92,539	194,584
Mirvac Group, REIT	109,763	191,317
Oil Search Ltd.	57,455	375,291
Orica Ltd.	12,346	151,866
Origin Energy Ltd. *	197,617	1,177,926
REA Group Ltd.	7,651	474,687
Rio Tinto plc	66,351	3,346,848
Santos Ltd.	158,262	830,905
SEEK Ltd.	8,938	133,830
South32 Ltd.	212,200	596,347
Treasury Wine Estates Ltd.	92,617	1,169,004
Wesfarmers Ltd.	52,484	1,889,908
Woodside Petroleum Ltd.	24,668	688,160

		27,343,871

Austria - 0.6%
ANDRITZ AG	6,457	376,607
Erste Group Bank AG *	4,956	205,757
OMV AG	27,902	1,565,275
Raiffeisen Bank International AG	12,211	351,451

		2,499,090

Belgium - 0.7%
Ageas	18,084	972,172
Colruyt SA	2,172	122,918
Groupe Bruxelles Lambert SA	2,194	229,982
Solvay SA	983	131,775
UCB SA	2,732	245,508
Umicore SA	26,644	1,488,293

		3,190,648

Canada - 9.5%
Bank of Montreal (1)	7,496	618,297
BlackBerry Ltd. (1)*	22,716	257,119
Bombardier, Inc., Class B (1)*	334,482	1,191,203
Brookfield Asset Management, Inc., Class A (1)	12,260	545,680
CAE, Inc. (1)	24,149	490,215
Canadian Imperial Bank of Commerce (1)	17,662	1,654,962

INVESTMENTS	SHARES	VALUE
Canada - 9.5% (continued)
Canadian National Railway Co. (1)	10,646	$955,268
Canadian Natural Resources Ltd. (1)	83,188	2,717,868
Canadian Pacific Railway Ltd. (1)	8,508	1,799,745
Canadian Tire Corp. Ltd., Class A (1)	4,986	584,199
CCL Industries, Inc., Class B (1)	6,024	271,527
Cenovus Energy, Inc. (1)	76,875	771,934
CGI Group, Inc., Class A (1)*	17,600	1,134,772
Constellation Software, Inc. (1)	2,165	1,592,125
Dollarama, Inc. (1)	40,695	1,281,988
Empire Co. Ltd., Class A (1)	29,872	544,410
Encana Corp. (1)	65,681	860,898
Fairfax Financial Holdings Ltd. (1)	1,335	725,292
Finning International, Inc. (1)(a)	15,923	388,937
Fortis, Inc. (1)	5,586	181,118
Husky Energy, Inc. (1)	28,988	508,998
Imperial Oil Ltd. (1)(a)	23,654	765,484
International Petroleum Corp. *	14,226	92,775
Magna International, Inc. (1)	29,181	1,532,869
Manulife Financial Corp. (1)	16,003	286,075
Methanex Corp. (1)	9,135	721,097
National Bank of Canada (1)	21,351	1,066,352
Nutrien Ltd. (1)	35,235	2,034,472
Onex Corp. (1)	2,666	182,315
Open Text Corp. (1)	4,828	183,716
Pembina Pipeline Corp. (1)	11,754	399,398
Restaurant Brands International, Inc. (1)	8,288	490,741
Rogers Communications, Inc., Class B (1)	16,748	861,355
Shopify, Inc., Class A (1)*	13,287	2,183,897
Sun Life Financial, Inc. (1)	24,189	961,642
Suncor Energy, Inc. (1)	134,928	5,220,999
Teck Resources Ltd., Class B (1)	17,790	428,756
Toronto-Dominion Bank (The) (1)	90,739	5,513,959
West Fraser Timber Co. Ltd. (1)	10,381	590,800
WSP Global, Inc. (1)	10,798	590,958

		43,184,215

Chile - 0.1%
Antofagasta plc	22,791	253,262

China - 0.1%
BOC Hong Kong Holdings Ltd.	67,500	320,376
Minth Group Ltd.	38,000	156,335

		476,711

Denmark - 1.8%
Carlsberg A/S, Class B	5,330	639,201
Chr Hansen Holding A/S	9,055	918,047
Coloplast A/S, Class B	3,571	364,797
DSV A/S	21,347	1,939,815
H Lundbeck A/S	6,229	384,506
Novo Nordisk A/S, Class B	20,026	942,525
Novozymes A/S, Class B	5,348	293,330
Orsted A/S (b)	24,922	1,693,523
Tryg A/S	15,092	375,805
William Demant Holding A/S *	16,574	622,161

		8,173,710

Finland - 1.3%
Fortum OYJ	53,182	1,332,813
Neste OYJ	14,615	1,204,647

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Finland - 1.3% (continued)
Stora Enso OYJ, Class R	60,118	$1,148,021
UPM-Kymmene OYJ	48,553	1,904,198
Wartsila OYJ Abp	9,217	179,360

		5,769,039

France - 9.7%
Accor SA	3,636	186,788
Aeroports de Paris	624	140,494
Air Liquide SA	3,179	417,473
Airbus SE	33,677	4,227,902
AXA SA	23,258	623,214
BNP Paribas SA	21,264	1,302,135
Bouygues SA	5,122	221,580
Capgemini SE	10,168	1,280,129
Cie Generale des Etablissements Michelin SCA	4,645	554,408
CNP Assurances	10,550	254,315
Credit Agricole SA	63,552	913,559
Danone SA	2,756	214,183
Dassault Systemes SE	13,270	1,985,688
Edenred	9,804	373,606
Electricite de France SA	28,185	495,686
Essilor International Cie Generale d’Optique SA	4,465	660,908
Faurecia SA	2,551	153,417
Hermes International	2,446	1,620,534
Ipsen SA	4,868	819,542
Kering SA	5,908	3,168,785
Legrand SA	2,988	217,874
L’Oreal SA	2,369	571,136
LVMH Moet Hennessy Louis Vuitton SE	16,345	5,775,849
Natixis SA	69,229	470,125
Orange SA	33,131	527,168
Pernod Ricard SA	4,394	720,650
Peugeot SA	17,342	467,813
Safran SA	10,025	1,403,741
Sanofi	1,956	174,763
Schneider Electric SE	10,401	835,169
SCOR SE	9,686	449,058
SEB SA	1,036	176,210
Sodexo SA	3,300	349,954
Thales SA	10,010	1,422,228
TOTAL SA	95,885	6,234,516
Ubisoft Entertainment SA *	4,740	511,829
Valeo SA	12,850	556,416
Veolia Environnement SA	28,559	569,884
Vinci SA	20,644	1,964,066
Vivendi SA	30,525	785,013

		43,797,808

Germany - 5.5%
1&1 Drillisch AG (a)	3,752	182,392
adidas AG	8,848	2,163,863
Allianz SE (Registered)	2,875	639,879
Axel Springer SE	6,231	418,903
Continental AG	1,139	197,895
Covestro AG (b)	14,697	1,189,682
Deutsche Boerse AG	13,082	1,749,151
Deutsche Wohnen SE	32,446	1,558,436

INVESTMENTS	SHARES	VALUE
Germany - 5.5% (continued)
E.ON SE	175,101	$1,781,783
Fraport AG Frankfurt Airport Services Worldwide	6,432	567,830
Hannover Rueck SE	3,094	436,713
HOCHTIEF AG	2,782	461,187
HUGO BOSS AG	5,863	451,070
Infineon Technologies AG	70,020	1,593,366
KION Group AG	2,705	166,090
LANXESS AG	4,094	299,470
MTU Aero Engines AG	4,451	1,002,716
Puma SE	1,223	603,435
RWE AG	39,136	966,244
SAP SE	17,845	2,194,286
Symrise AG	4,626	421,793
United Internet AG (Registered)	12,079	571,094
Volkswagen AG	1,135	197,350
Vonovia SE	43,455	2,125,306
Wirecard AG	13,385	2,895,834
Zalando SE *(b)	6,250	242,864

		25,078,632

Hong Kong - 3.9%
AIA Group Ltd.	561,400	5,005,959
ASM Pacific Technology Ltd.	12,100	123,648
Bank of East Asia Ltd. (The)	38,600	143,650
CK Asset Holdings Ltd.	99,500	745,871
CLP Holdings Ltd.	27,500	322,045
Galaxy Entertainment Group Ltd.	203,000	1,282,368
Hang Lung Properties Ltd.	113,000	220,439
Hang Seng Bank Ltd.	47,300	1,283,438
Henderson Land Development Co. Ltd.	77,000	386,699
Hong Kong & China Gas Co. Ltd.	342,723	679,294
Hong Kong Exchanges & Clearing Ltd.	55,900	1,597,320
Hysan Development Co. Ltd.	54,000	272,704
Kerry Properties Ltd.	70,500	239,386
Kingston Financial Group Ltd.	114,000	30,368
Li & Fung Ltd.	892,000	199,807
Link REIT	158,500	1,560,584
MTR Corp. Ltd.	46,500	244,540
New World Development Co. Ltd.	374,000	507,977
NWS Holdings Ltd.	109,000	215,453
PCCW Ltd.	302,000	175,955
Power Assets Holdings Ltd.	27,500	191,151
Shangri-La Asia Ltd.	180,000	266,421
Sino Land Co. Ltd.	134,000	229,570
Sun Hung Kai Properties Ltd.	24,000	348,293
Techtronic Industries Co. Ltd.	152,000	969,561
WH Group Ltd. (b)	179,500	126,019
Wharf Real Estate Investment Co. Ltd.	26,000	167,506
Wheelock & Co. Ltd.	40,000	240,485

		17,776,511

Italy - 1.7%
Assicurazioni Generali SpA	30,202	520,074
Davide Campari-Milano SpA	36,647	312,075
Enel SpA	449,173	2,295,959
Eni SpA	115,682	2,180,557
Ferrari NV	13,970	1,918,868
Moncler SpA	14,620	629,061

		7,856,594

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Japan - 28.9%
Aeon Co. Ltd.	47,500	$1,144,527
Aeon Mall Co. Ltd.	10,300	176,827
Alfresa Holdings Corp.	12,600	337,501
ANA Holdings, Inc. (a)	34,800	1,215,723
Asahi Group Holdings Ltd.	38,000	1,648,716
Asahi Kasei Corp.	102,400	1,552,599
Astellas Pharma, Inc.	120,000	2,095,557
Bandai Namco Holdings, Inc.	9,500	369,083
Bank of Kyoto Ltd. (The)	5,600	292,301
Benesse Holdings, Inc.	11,300	321,773
Brother Industries Ltd.	8,200	161,911
Canon, Inc.	23,700	751,517
Central Japan Railway Co.	8,500	1,769,682
Chiba Bank Ltd. (The)	44,100	301,183
Chubu Electric Power Co., Inc.	8,800	133,302
Chugai Pharmaceutical Co. Ltd.	25,000	1,607,083
Coca-Cola Bottlers Japan Holdings, Inc.	10,900	291,731
CyberAgent, Inc.	14,500	771,642
Daifuku Co. Ltd.	16,400	835,820
Dai-ichi Life Holdings, Inc.	6,900	143,833
Daiichi Sankyo Co. Ltd.	53,200	2,306,109
Daikin Industries Ltd.	5,900	785,311
Daito Trust Construction Co. Ltd.	1,600	206,186
Daiwa House Industry Co. Ltd.	18,900	560,079
Denso Corp.	22,100	1,167,498
Disco Corp.	800	133,970
Don Quijote Holdings Co. Ltd.	10,700	541,459
Eisai Co. Ltd.	20,400	1,987,311
FANUC Corp.	1,000	188,133
Fast Retailing Co. Ltd.	3,900	1,975,735
Fuji Electric Co. Ltd.	12,200	488,694
Fukuoka Financial Group, Inc.	5,600	154,003
Hamamatsu Photonics KK	7,000	278,786
Hikari Tsushin, Inc.	3,600	711,481
Hisamitsu Pharmaceutical Co., Inc.	8,000	613,538
Hitachi Construction Machinery Co. Ltd.	20,500	685,359
Hitachi High-Technologies Corp.	4,500	155,377
Hitachi Ltd.	39,600	1,346,069
Honda Motor Co. Ltd.	65,800	1,981,650
Hoya Corp.	3,900	231,625
Hulic Co. Ltd.	19,900	195,276
Idemitsu Kosan Co. Ltd.	7,300	386,495
Inpex Corp.	60,700	758,419
Isuzu Motors Ltd.	11,200	176,563
ITOCHU Corp.	109,900	2,011,511
J Front Retailing Co. Ltd. (a)	12,600	195,418
Japan Airlines Co. Ltd.	10,100	363,015
Japan Airport Terminal Co. Ltd.	2,900	131,922
JFE Holdings, Inc.	32,300	740,960
JGC Corp. (a)	17,300	396,707
JSR Corp.	11,400	212,824
JXTG Holdings, Inc.	276,100	2,088,364
Kajima Corp.	18,000	261,730
Kakaku.com, Inc.	12,400	242,271
Kamigumi Co. Ltd.	9,000	198,384
Kaneka Corp.	4,200	194,028
Kansai Electric Power Co., Inc. (The)	18,000	271,692
Kao Corp.	33,500	2,706,056

INVESTMENTS	SHARES	VALUE
Japan - 28.9% (continued)
Keisei Electric Railway Co. Ltd.	12,000	$422,373
Keyence Corp.	5,380	3,125,172
Kikkoman Corp.	14,300	851,660
Kirin Holdings Co. Ltd.	75,500	1,936,419
Kobayashi Pharmaceutical Co. Ltd.	4,100	301,846
Koito Manufacturing Co. Ltd.	10,500	689,502
Komatsu Ltd.	38,000	1,156,374
Konami Holdings Corp.	4,800	187,950
Kose Corp.	5,300	1,009,891
Kurita Water Industries Ltd.	6,600	192,273
Kyowa Hakko Kirin Co. Ltd.	17,300	324,626
Kyushu Electric Power Co., Inc.	16,200	195,809
Lion Corp.	9,500	210,992
M3, Inc.	37,800	857,243
Makita Corp.	12,500	625,952
Marubeni Corp.	68,200	623,731
Marui Group Co. Ltd.	29,200	720,477
McDonald’s Holdings Co. Japan Ltd.	12,900	566,508
Medipal Holdings Corp.	8,800	183,848
MINEBEA MITSUMI, Inc.	26,000	471,269
MISUMI Group, Inc.	18,600	481,266
Mitsubishi Chemical Holdings Corp.	53,200	509,155
Mitsubishi Corp.	89,500	2,756,845
Mitsubishi Gas Chemical Co., Inc.	20,900	444,919
Mitsubishi Motors Corp.	64,500	455,661
Mitsubishi Tanabe Pharma Corp.	8,700	145,609
Mitsui & Co. Ltd.	93,000	1,652,672
Mitsui Chemicals, Inc.	7,700	192,539
Mitsui OSK Lines Ltd.	6,300	183,838
Nabtesco Corp.	8,100	215,363
Nexon Co. Ltd. *	62,600	818,276
NGK Spark Plug Co. Ltd.	9,400	274,006
Nidec Corp.	19,700	2,832,778
Nikon Corp.	7,900	148,451
Nintendo Co. Ltd.	3,300	1,200,650
Nippon Express Co. Ltd.	8,800	577,928
Nippon Paint Holdings Co. Ltd.	3,500	130,641
Nippon Telegraph & Telephone Corp.	5,600	252,730
Nissan Chemical Corp.	10,300	544,051
Nisshin Seifun Group, Inc.	21,700	475,895
Nissin Foods Holdings Co. Ltd.	3,400	233,876
Nitori Holdings Co. Ltd.	4,700	673,538
Nomura Real Estate Holdings, Inc.	12,500	252,160
Nomura Real Estate Master Fund, Inc., REIT	123	168,156
Nomura Research Institute Ltd.	13,000	656,474
NTT DOCOMO, Inc.	30,800	827,829
Obic Co. Ltd.	8,700	822,861
Oji Holdings Corp.	66,000	479,289
Omron Corp.	12,500	528,222
Ono Pharmaceutical Co. Ltd.	9,300	263,250
Oracle Corp. Japan	5,800	467,319
Oriental Land Co. Ltd.	18,700	1,955,179
Otsuka Corp.	18,400	686,321
Otsuka Holdings Co. Ltd.	5,600	282,459
Panasonic Corp.	36,700	425,398
Persol Holdings Co. Ltd.	22,300	523,393
Pola Orbis Holdings, Inc.	20,400	745,073
Recruit Holdings Co. Ltd.	93,300	3,116,358

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Japan - 28.9% (continued)
Resona Holdings, Inc.	22,900	$128,571
Rohm Co. Ltd.	6,700	490,173
Ryohin Keikaku Co. Ltd.	2,700	802,546
Sankyo Co. Ltd.	3,400	133,006
Santen Pharmaceutical Co. Ltd.	17,300	274,306
Sega Sammy Holdings, Inc.	13,200	194,638
Sekisui Chemical Co. Ltd.	8,700	160,437
Shimadzu Corp.	27,100	849,250
Shin-Etsu Chemical Co. Ltd.	3,600	318,270
Shiseido Co. Ltd.	35,400	2,741,657
SMC Corp.	1,000	320,071
Sony Corp.	84,200	5,118,324
Stanley Electric Co. Ltd.	11,500	393,158
SUMCO Corp.	29,900	435,572
Sumitomo Chemical Co. Ltd.	29,000	169,718
Sumitomo Corp.	81,900	1,364,883
Sumitomo Dainippon Pharma Co. Ltd.	13,400	307,751
Sumitomo Metal Mining Co. Ltd.	22,300	781,935
Sumitomo Mitsui Financial Group, Inc.	7,500	301,829
Sumitomo Mitsui Trust Holdings, Inc.	8,300	341,516
Sumitomo Realty & Development Co. Ltd.	25,000	896,862
Sundrug Co. Ltd.	10,100	360,393
Suzuken Co. Ltd.	4,800	227,756
Suzuki Motor Corp.	30,800	1,765,183
Sysmex Corp.	11,900	1,026,178
Taiheiyo Cement Corp.	5,200	163,087
Taisei Corp.	19,700	897,992
Taisho Pharmaceutical Holdings Co. Ltd.	4,300	526,036
TDK Corp.	10,000	1,089,592
Terumo Corp.	27,000	1,597,970
Tobu Railway Co. Ltd.	7,400	218,777
Toho Co. Ltd.	5,500	172,743
Tokio Marine Holdings, Inc.	27,700	1,375,127
Tokyo Century Corp.	3,900	242,232
Tokyo Electric Power Co. Holdings, Inc. *	27,400	134,646
Tokyo Electron Ltd.	11,400	1,571,153
Tokyu Fudosan Holdings Corp.	41,100	286,341
TOTO Ltd.	14,000	580,641
Toyoda Gosei Co. Ltd.	7,500	185,222
Toyota Motor Corp.	138,300	8,616,478
Toyota Tsusho Corp.	14,300	539,922
Trend Micro, Inc.	13,100	842,641
Tsuruha Holdings, Inc.	4,100	504,668
Unicharm Corp.	15,900	526,062
USS Co. Ltd.	10,400	193,064
West Japan Railway Co.	6,900	480,996
Yakult Honsha Co. Ltd.	6,700	549,471
Yamaha Corp.	18,400	974,977
Yamaha Motor Co. Ltd.	11,400	319,688
Yamato Holdings Co. Ltd.	26,800	822,868
Yaskawa Electric Corp.	26,100	775,199
Yokogawa Electric Corp.	8,500	179,800
Yokohama Rubber Co. Ltd. (The)	9,400	202,608
ZOZO, Inc.	17,000	514,244

		130,994,890

Luxembourg - 0.3%
ArcelorMittal	19,959	619,653
Tenaris SA	30,729	514,632

		1,134,285

INVESTMENTS	SHARES	VALUE
Macau - 0.4%
MGM China Holdings Ltd.	159,600	$251,969
Sands China Ltd.	147,200	662,918
SJM Holdings Ltd.	174,000	160,317
Wynn Macau Ltd.	264,000	606,301

		1,681,505

Mongolia - 0.0% (c)
Turquoise Hill Resources Ltd. (1)*	13,990	29,786

Netherlands - 7.1%
Aegon NV	85,975	558,024
Akzo Nobel NV	3,899	364,725
ASML Holding NV	30,741	5,771,764
EXOR NV	10,102	674,013
Koninklijke Ahold Delhaize NV	48,978	1,123,679
Koninklijke DSM NV	16,751	1,774,154
Koninklijke Philips NV	54,923	2,503,472
Koninklijke Vopak NV	2,561	126,171
NN Group NV	24,467	1,092,022
Royal Dutch Shell plc, Class A	485,334	16,641,358
Wolters Kluwer NV	26,159	1,630,750

		32,260,132

Norway - 1.4%
Equinor ASA	166,139	4,671,209
Marine Harvest ASA	26,393	611,578
Telenor ASA	48,326	945,045

		6,227,832

Portugal - 0.3%
Galp Energia SGPS SA	72,973	1,446,897

Singapore - 1.4%
Ascendas REIT	103,900	200,694
CapitaLand Commercial Trust, REIT	215,200	280,373
CapitaLand Mall Trust, REIT	113,500	184,469
ComfortDelGro Corp. Ltd.	125,500	223,044
DBS Group Holdings Ltd.	111,100	2,119,472
Genting Singapore Ltd.	173,000	134,098
Jardine Cycle & Carriage Ltd.	6,800	159,161
Keppel Corp. Ltd.	63,400	322,786
Oversea-Chinese Banking Corp. Ltd.	116,100	971,490
Singapore Airlines Ltd.	25,600	182,356
United Overseas Bank Ltd.	50,400	996,330
UOL Group Ltd.	27,100	136,669
Venture Corp. Ltd.	16,500	212,763

		6,123,705

South Africa - 0.5%
Anglo American plc	108,309	2,422,978

Spain - 0.8%
Aena SME SA (b)	1,055	182,786
Amadeus IT Group SA	31,768	2,944,542
Repsol SA	26,004	517,670

		3,644,998

Sweden - 2.0%
Alfa Laval AB	18,809	508,940
Atlas Copco AB, Class A	43,726	1,257,481

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Sweden - 2.0% (continued)
Boliden AB	10,239	$284,755
Epiroc AB, Class A *	34,815	388,786
Hexagon AB, Class B	20,620	1,207,234
Husqvarna AB, Class B	26,290	223,504
Kinnevik AB, Class B	5,531	167,017
L E Lundbergforetagen AB, Class B	4,698	158,311
Lundin Petroleum AB	33,623	1,281,615
Sandvik AB	11,079	196,145
Swedish Match AB	24,529	1,253,808
Tele2 AB, Class B	65,160	783,114
Telefonaktiebolaget LM Ericsson, Class B	102,845	910,260
Telia Co. AB	47,726	218,852
Volvo AB, Class B	10,202	179,932

		9,019,754

Switzerland - 4.1%
Baloise Holding AG (Registered)	3,045	464,026
Barry Callebaut AG (Registered)	381	721,474
Chocoladefabriken Lindt & Spruengli AG	53	370,920
Cie Financiere Richemont SA (Registered)	6,020	490,813
Clariant AG (Registered) *	19,065	495,943
Coca-Cola HBC AG *	15,239	519,180
Credit Suisse Group AG (Registered) *	8,589	128,882
Dufry AG (Registered) *	1,253	141,569
EMS-Chemie Holding AG (Registered)	766	456,833
Ferguson plc	7,344	622,932
Geberit AG (Registered)	408	189,370
Glencore plc *	244,152	1,052,461
Julius Baer Group Ltd. *	11,589	579,173
Kuehne + Nagel International AG (Registered)	2,855	453,018
Lonza Group AG (Registered) *	6,844	2,341,315
Partners Group Holding AG	2,964	2,349,618
SGS SA (Registered)	56	147,444
Sika AG (Registered)	14,362	2,089,951
Sonova Holding AG (Registered)	800	158,774
STMicroelectronics NV	80,448	1,472,408
Straumann Holding AG (Registered)	1,893	1,426,117
Swatch Group AG (The)	3,308	1,314,711
Vifor Pharma AG	4,262	738,905

		18,725,837

United Arab Emirates - 0.1%
NMC Health plc	9,428	416,765

United Kingdom - 7.5%
3i Group plc	56,789	695,373
Admiral Group plc	13,052	353,804
Ashtead Group plc	29,553	937,666
AstraZeneca plc	9,765	761,124
Auto Trader Group plc (b)	38,748	225,407
Aviva plc	36,331	231,809
BAE Systems plc	68,337	560,361
Barratt Developments plc	64,724	477,984
Berkeley Group Holdings plc	5,516	264,254
BP plc	1,047,192	8,026,457
British American Tobacco plc	7,024	327,462
Bunzl plc	10,364	325,825
Compass Group plc	56,457	1,255,227

INVESTMENTS	SHARES	VALUE

United Kingdom - 7.5% (continued)
Croda International plc	4,629	$313,771
DCC plc	1,961	177,866
Diageo plc	78,501	2,781,140
Direct Line Insurance Group plc	141,918	599,007
easyJet plc	16,101	275,522
Experian plc	22,546	578,532
Fiat Chrysler Automobiles NV *	90,201	1,577,527
GVC Holdings plc	9,195	110,032
Hargreaves Lansdown plc	25,853	752,596
HSBC Holdings plc	149,249	1,302,255
InterContinental Hotels Group plc	4,330	269,530
International Consolidated Airlines Group SA	29,745	255,170
Intertek Group plc	14,454	940,266
ITV plc	141,143	289,677
J Sainsbury plc	30,275	126,837
Legal & General Group plc	133,260	454,922
London Stock Exchange Group plc	3,542	211,658
Merlin Entertainments plc (b)	36,725	191,527
Mondi plc	10,030	274,619
National Grid plc	37,232	384,561
Next plc	3,026	216,559
Persimmon plc	33,854	1,042,274
Prudential plc	47,510	1,089,312
Reckitt Benckiser Group plc	3,645	332,971
Rolls-Royce Holdings plc *	13,134	168,974
Royal Mail plc	29,034	180,487
Sage Group plc (The)	48,044	366,938
Schroders plc	3,675	148,023
Severn Trent plc	5,220	125,828
Smith & Nephew plc	18,671	340,646
St James’s Place plc	20,354	303,389
Taylor Wimpey plc	76,654	171,337
Tesco plc	509,289	1,592,299
Vodafone Group plc	246,481	528,116
Weir Group plc (The)	10,950	251,213
Whitbread plc	7,536	463,177
WPP plc	10,076	147,559

		33,778,870

United States - 0.3%
Bausch Health Cos., Inc. (1)*	46,007	1,181,475
QIAGEN NV *	10,296	389,936

		1,571,411

Zambia - 0.2%
First Quantum Minerals Ltd. (1)	61,388	699,119

TOTAL COMMON STOCKS (Cost $375,652,556)		435,578,855

SHORT-TERM INVESTMENTS - 2.9%

Investment Companies - 2.9%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 2.00% (1)(d)	15	15
Limited Purpose Cash Investment Fund, 2.06% (1)(d)	13,194,969	13,193,650

TOTAL SHORT-TERM INVESTMENTS (Cost $13,193,605)		13,193,665

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
SECURITIES LENDING COLLATERAL - 0.5%

Investment Companies - 0.5%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.97% (1)(d)(e)	296,802	$296,802
Limited Purpose Cash Investment Fund 2.06% (1)(d)(e)	2,129,735	2,129,522

TOTAL SECURITIES LENDING COLLATERAL (Cost $2,426,537)		2,426,324

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.6% (Cost $391,272,698)		451,198,844

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4% (f)		1,874,333

NET ASSETS - 100.0%		$453,073,177

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$12,120,258	2.7%
Consumer Discretionary	71,228,381	15.7
Consumer Staples	32,309,783	7.1
Energy	62,364,328	13.8
Financials	52,464,443	11.6
Health Care	35,128,240	7.8
Industrials	63,637,918	14.0
Information Technology	44,390,351	9.8
Materials	36,633,918	8.1
Real Estate	13,043,680	2.9
Utilities	12,257,555	2.7
Short-Term Investments	13,193,665	2.9
Securities Lending Collateral	2,426,324	0.5

Total Investments In Securities At Value	451,198,844	99.6
Other Assets in Excess of Liabilities (f)	1,874,333	0.4

Net Assets	$453,073,177	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2018. The total value of securities on loan at September 30, 2018 was $2,424,445.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2018 amounted to $3,851,808, which represents approximately 0.85% of net assets of the fund.

(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of September 30, 2018.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $118,464 was received (See Note 3).
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

OYJ - Public Traded Company

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

SGPS - Sociedade Gestora de Participacões Sociais

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR INTERNATIONAL MOMENTUM STYLE FUND

Futures contracts outstanding as of September 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index	122	12/2018	USD	$12,050,550	$86,250

					$86,250

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at September 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$ 409,857	$ 409,857

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR EMERGING MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 94.6%

Brazil - 6.5%
B3 SA - Brasil Bolsa Balcao (1)*	4,500	$26,074
Banco Santander Brasil SA, ADR (1)	2,723	23,990
Braskem SA (Preference), Class A (1)	2,600	37,520
Equatorial Energia SA (1)	2,300	32,661
Gerdau SA, ADR (1)	6,326	26,632
Hypera SA (1)*	1,300	9,171
Itausa - Investimentos Itau SA (Preference) (1)	19,030	47,404
Klabin SA (1)	700	3,434
Localiza Rent a Car SA (1)*	5,985	33,878
Lojas Americanas SA (Preference) (1)*	1,740	6,812
Lojas Renner SA (1)	1,060	8,126
Magazine Luiza SA (1)	900	27,411
Petroleo Brasileiro SA (Preference) (1)*	23,600	123,302
Raia Drogasil SA (1)*	1,000	17,940
Rumo SA (1)*	5,000	18,484
Suzano Papel e Celulose SA (1)	3,100	36,837
TIM Participacoes SA, ADR (1)	380	5,506
Vale SA, ADR (1)	20,954	310,957
WEG SA (1)	1,300	6,341

		802,480

Chile - 1.3%
Banco de Chile, ADR (1)	343	31,230
Banco Santander Chile, ADR (1)	1,424	45,539
Cia Cervecerias Unidas SA, ADR (1)	238	6,640
Embotelladora Andina SA (Preference), Class B	1,425	5,547
Empresas COPEC SA	1,532	23,668
SACI Falabella	852	6,935
Sociedad Quimica y Minera de Chile SA, ADR (1)(a)	774	35,387

		154,946

China - 33.6%
3SBio, Inc. (b)	13,500	22,622
AAC Technologies Holdings, Inc.	2,000	20,653
Agile Group Holdings Ltd.	16,000	22,673
Agricultural Bank of China Ltd., Class H	261,000	128,000
Air China Ltd., Class H	14,000	13,467
Alibaba Health Information Technology Ltd. *	26,000	25,425
Aluminum Corp. of China Ltd., Class H *	8,000	3,555
Angang Steel Co. Ltd., Class H	22,000	19,636
Anhui Conch Cement Co. Ltd., Class H	15,000	90,073
ANTA Sports Products Ltd.	9,000	42,965
Beijing Capital International Airport Co. Ltd., Class H	4,000	4,851
Brilliance China Automotive Holdings Ltd.	4,000	6,450
BYD Co. Ltd., Class H	1,000	7,110
CAR, Inc. *(a)	6,000	4,747
China Conch Venture Holdings Ltd.	10,000	34,921
China Construction Bank Corp., Class H	157,000	137,234
China Eastern Airlines Corp. Ltd., Class H	26,000	16,613
China Evergrande Group	11,000	30,711
China International Capital Corp. Ltd., Class H (a)(b)	8,800	16,208
China Jinmao Holdings Group Ltd.	30,000	13,652
China Longyuan Power Group Corp. Ltd., Class H	13,000	10,947

INVESTMENTS	SHARES	VALUE
China - 33.6% (continued)
China Medical System Holdings Ltd.	8,000	$11,140
China Mengniu Dairy Co. Ltd. *	19,000	63,164
China Merchants Bank Co. Ltd., Class H	71,000	287,094
China Molybdenum Co. Ltd., Class H	15,000	6,266
China National Building Material Co. Ltd., Class H	26,000	23,057
China Petroleum & Chemical Corp., Class H	150,000	150,712
China Resources Beer Holdings Co. Ltd.	14,000	56,142
China Resources Cement Holdings Ltd.	28,000	32,562
China Resources Gas Group Ltd.	2,000	8,133
China Resources Land Ltd.	14,000	49,057
China Shenhua Energy Co. Ltd., Class H	6,000	13,665
China Southern Airlines Co. Ltd., Class H	6,000	3,824
China Taiping Insurance Holdings Co. Ltd.	4,200	14,715
China Traditional Chinese Medicine Holdings Co. Ltd.	28,000	18,983
China Travel International Investment Hong Kong Ltd.	32,000	10,290
China Vanke Co. Ltd., Class H	21,600	71,210
CIFI Holdings Group Co. Ltd.	30,000	13,738
CITIC Securities Co. Ltd., Class H	14,000	24,821
CNOOC Ltd.	75,000	148,510
Country Garden Holdings Co. Ltd.	50,000	63,009
CSPC Pharmaceutical Group Ltd.	30,000	63,457
Dali Foods Group Co. Ltd. (b)	11,000	7,911
ENN Energy Holdings Ltd.	6,000	52,162
Far East Horizon Ltd.	6,000	5,722
Fosun International Ltd.	11,500	20,264
Fuyao Glass Industry Group Co. Ltd., Class H (b)	4,400	15,942
Geely Automobile Holdings Ltd.	14,000	27,880
Genscript Biotech Corp. *	8,000	13,420
Guangdong Investment Ltd.	14,000	24,807
Guangzhou Automobile Group Co. Ltd., Class H	10,800	11,933
Guangzhou R&F Properties Co. Ltd., Class H	11,600	21,282
Haitian International Holdings Ltd.	4,000	8,902
Hanergy Thin Film Power Group Ltd. (3)*(c)	86,000	—
Hengan International Group Co. Ltd.	3,000	27,570
Huaneng Renewables Corp. Ltd., Class H	34,000	10,138
Industrial & Commercial Bank of China Ltd., Class H	167,000	121,926
Jiangsu Expressway Co. Ltd., Class H	6,000	7,697
Jiayuan International Group Ltd.	18,000	30,797
Kaisa Group Holdings Ltd.	29,000	9,272
Kingdee International Software Group Co. Ltd.	30,000	32,562
KWG Group Holdings Ltd.	13,500	12,354
Legend Holdings Corp., Class H (b)	2,400	7,335
Logan Property Holdings Co. Ltd.	18,000	20,277
Longfor Group Holdings Ltd.	13,500	34,800
Luye Pharma Group Ltd.	21,000	18,801
MMG Ltd. *	28,000	14,415
PetroChina Co. Ltd., Class H	102,000	82,558
Ping An Insurance Group Co. of China Ltd., Class H	55,500	562,227
Postal Savings Bank of China Co. Ltd., Class H (b)	40,000	25,136

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR EMERGING MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
China - 33.6% (continued)
Semiconductor Manufacturing International Corp. *	3,000	$3,233
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	10,000	39,296
Shenzhen International Holdings Ltd.	8,000	16,484
Shenzhou International Group Holdings Ltd.	6,000	76,987
Shimao Property Holdings Ltd.	11,000	27,317
Sino-Ocean Group Holding Ltd.	20,500	9,062
Sinopec Engineering Group Co. Ltd., Class H	3,500	3,998
Sinopec Shanghai Petrochemical Co. Ltd., Class H	42,000	25,616
Sinotrans Ltd., Class H	12,000	4,881
Sinotruk Hong Kong Ltd. (a)	11,500	25,090
Sunac China Holdings Ltd.	16,000	49,026
Sunny Optical Technology Group Co. Ltd.	3,100	35,790
Tencent Holdings Ltd.	12,400	506,302
Tingyi Cayman Islands Holding Corp.	18,000	33,052
Towngas China Co. Ltd. *	20,000	17,456
TravelSky Technology Ltd., Class H	7,000	18,201
Tsingtao Brewery Co. Ltd., Class H	2,000	9,382
Uni-President China Holdings Ltd.	21,000	22,351
Want Want China Holdings Ltd.	20,000	16,824
Weichai Power Co. Ltd., Class H	39,000	48,280
Wuxi Biologics Cayman, Inc. *(b)	3,500	35,419
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	18,400	19,697
Xinyi Solar Holdings Ltd.	14,000	4,327
Yanzhou Coal Mining Co. Ltd., Class H	26,000	30,062
Yuexiu Property Co. Ltd.	42,000	7,496
Yuzhou Properties Co. Ltd.	13,000	5,272
Zhongsheng Group Holdings Ltd.	5,500	13,349
Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,000	5,712
Zijin Mining Group Co. Ltd., Class H	34,000	13,062
ZTE Corp., Class H *	8,000	14,616

		4,171,792

Hong Kong - 1.8%
China First Capital Group Ltd. *	38,000	20,382
China Gas Holdings Ltd.	16,600	46,982
Fullshare Holdings Ltd. *(a)	50,000	24,008
Haier Electronics Group Co. Ltd. *	11,000	29,781
Lee & Man Paper Manufacturing Ltd.	6,000	5,556
Nine Dragons Paper Holdings Ltd.	13,000	14,018
Sino Biopharmaceutical Ltd.	53,500	49,763
SSY Group Ltd.	24,000	23,236
Sun Art Retail Group Ltd.	9,500	12,324

		226,050

Hungary - 0.4%
MOL Hungarian Oil & Gas plc	619	6,667
OTP Bank Nyrt	1,259	46,657

		53,324

India - 11.2%
Ashok Leyland Ltd.	8,834	14,519
Asian Paints Ltd.	1,714	30,600
Avenue Supermarts Ltd. *(b)	1,722	33,187
Bajaj Finance Ltd.	2,055	61,517

INVESTMENTS	SHARES	VALUE
India - 11.2% (continued)
Bajaj Finserv Ltd.	424	$35,162
Bharat Forge Ltd.	1,248	10,352
Britannia Industries Ltd.	740	59,439
Coal India Ltd.	2,415	8,873
Dabur India Ltd.	6,833	40,245
Eicher Motors Ltd.	16	5,339
GAIL India Ltd.	2,801	14,646
Godrej Consumer Products Ltd.	1,371	14,540
Hindustan Unilever Ltd.	3,339	74,103
Housing Development Finance Corp. Ltd.	4,789	115,922
Indiabulls Housing Finance Ltd.	312	3,690
Infosys Ltd., ADR (1)	18,078	183,853
JSW Steel Ltd.	6,662	35,092
Larsen & Toubro Ltd., GDR (d)	2,414	41,882
Mahindra & Mahindra Financial Services Ltd.	3,482	19,244
Mahindra & Mahindra Ltd.	4,708	55,929
Motherson Sumi Systems Ltd.	2,029	7,191
Nestle India Ltd.	206	27,569
Pidilite Industries Ltd.	952	13,738
Piramal Enterprises Ltd.	230	7,296
Reliance Industries Ltd., GDR (b)	7,158	246,300
State Bank of India, GDR *(d)	106	3,914
Sun Pharmaceutical Industries Ltd.	1,344	11,555
Tata Consultancy Services Ltd.	4,513	135,954
Tata Steel Ltd.	1,813	14,543
Tech Mahindra Ltd.	3,840	39,494
United Spirits Ltd. *	1,752	12,434
Wipro Ltd., ADR (1)(a)	837	4,361
Zee Entertainment Enterprises Ltd.	1,484	8,986

		1,391,469

Indonesia - 1.1%
Adaro Energy Tbk. PT	56,200	6,915
Bank Central Asia Tbk. PT	3,700	5,993
Bank Mandiri Persero Tbk. PT	8,200	3,695
Bank Negara Indonesia Persero Tbk. PT	33,700	16,735
Bank Rakyat Indonesia Persero Tbk. PT	100,000	21,132
Charoen Pokphand Indonesia Tbk. PT	10,700	3,644
Indah Kiat Pulp & Paper Corp. Tbk. PT	23,500	27,343
Indofood CBP Sukses Makmur Tbk. PT	11,300	6,697
Telekomunikasi Indonesia Persero Tbk. PT	46,800	11,455
Unilever Indonesia Tbk. PT	2,100	6,628
United Tractors Tbk. PT	12,900	28,561

		138,798

Malaysia - 2.8%
AirAsia Group Bhd.	6,400	4,885
CIMB Group Holdings Bhd.	10,400	15,099
Dialog Group Bhd.	31,200	26,309
Fraser & Neave Holdings Bhd.	1,500	13,675
Genting Malaysia Bhd.	9,100	10,970
Hartalega Holdings Bhd.	27,800	44,444
Hong Leong Bank Bhd.	2,200	10,941
Malayan Banking Bhd.	11,400	26,962
Malaysia Airports Holdings Bhd.	6,400	13,759
Nestle Malaysia Bhd.	600	21,220
Petronas Chemicals Group Bhd.	7,000	15,830
Petronas Dagangan Bhd.	600	3,808
PPB Group Bhd.	2,000	8,105

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR EMERGING MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Malaysia - 2.8% (continued)
Press Metal Aluminium Holdings Bhd.	20,300	$23,830
Public Bank Bhd.	10,700	64,625
Tenaga Nasional Bhd.	4,300	16,078
Top Glove Corp. Bhd.	10,900	28,063

		348,603

Mexico - 0.5%
America Movil SAB de CV, Class L, ADR (1)	714	11,467
Grupo Aeroportuario del Pacifico SAB de CV, Class B (1)	600	6,559
Wal-Mart de Mexico SAB de CV (1)	15,400	46,931

		64,957

Peru - 1.8%
Cia de Minas Buenaventura SAA, ADR (1)	569	7,630
Credicorp Ltd. (1)	310	69,155
Southern Copper Corp. (1)	3,448	148,747

		225,532

Poland - 0.9%
Alior Bank SA *	196	3,345
Bank Millennium SA *	2,095	5,257
CCC SA	65	3,875
CD Projekt SA *	598	30,362
Dino Polska SA *(b)	607	16,390
LPP SA	10	23,394
Powszechna Kasa Oszczednosci Bank Polski SA	2,412	28,021

		110,644

Russia - 1.9%
Magnitogorsk Iron & Steel Works PJSC, GDR (d)	2,802	28,930
MMC Norilsk Nickel PJSC, ADR	3,232	55,813
Mobile TeleSystems PJSC, ADR (1)	555	4,734
Novolipetsk Steel PJSC, GDR (d)	1,290	34,720
Severstal PJSC, GDR (d)	2,453	40,855
Tatneft PJSC, ADR	910	69,433

		234,485

Singapore - 0.0% (e)
BOC Aviation Ltd. (b)	700	5,431

South Africa - 5.1%
Bidvest Group Ltd. (The)	1,536	20,092
Capitec Bank Holdings Ltd.	452	32,696
Clicks Group Ltd.	1,763	21,790
Discovery Ltd.	1,840	22,098
Exxaro Resources Ltd.	1,496	15,379
FirstRand Ltd.	7,974	38,250
Foschini Group Ltd. (The)	1,069	13,118
Growthpoint Properties Ltd., REIT	4,286	7,033
Imperial Holdings Ltd.	763	9,434
Kumba Iron Ore Ltd.	945	21,412
Mr Price Group Ltd.	1,704	27,481
Naspers Ltd., Class N	651	140,192
Nedbank Group Ltd.	1,305	24,412
Pick n Pay Stores Ltd.	2,213	10,768
PSG Group Ltd.	295	4,779

INVESTMENTS	SHARES	VALUE
South Africa - 5.1% (continued)
Sappi Ltd.	1,371	$8,601
Sasol Ltd.	2,427	93,770
Shoprite Holdings Ltd.	1,779	24,089
SPAR Group Ltd. (The)	948	12,347
Standard Bank Group Ltd.	5,345	66,094
Tiger Brands Ltd.	388	7,271
Truworths International Ltd.	872	5,143

		626,249

South Korea - 9.2%
Celltrion Pharm, Inc. *	294	21,219
Celltrion, Inc. *	421	112,826
GS Engineering & Construction Corp.	214	10,086
GS Holdings Corp.	84	4,173
Hana Financial Group, Inc.	325	13,050
Hanmi Pharm Co. Ltd.	22	9,916
HDC Hyundai Development Co.-Engineering & Construction *	103	4,725
HLB, Inc. *	367	39,691
Hotel Shilla Co. Ltd.	311	30,411
Hyundai Engineering & Construction Co. Ltd.	388	23,598
Hyundai Marine & Fire Insurance Co. Ltd.	158	5,973
Kakao Corp.	100	10,724
KB Financial Group, Inc.	232	11,299
Korea Gas Corp. *	76	4,156
Korea Investment Holdings Co. Ltd.	437	29,966
Kumho Petrochemical Co. Ltd.	107	9,500
LG Chem Ltd.	132	43,487
LG Electronics, Inc.	222	14,206
LG Household & Health Care Ltd.	49	56,356
Lotte Chemical Corp.	43	10,776
Lotte Shopping Co. Ltd.	41	7,748
Medy-Tox, Inc.	39	21,769
NAVER Corp.	16	10,327
NCSoft Corp.	29	11,570
OCI Co. Ltd.	101	10,014
POSCO	313	83,085
Samsung Biologics Co. Ltd. *(b)	112	53,897
Samsung Electro-Mechanics Co. Ltd.	285	35,696
Samsung Electronics Co. Ltd.	568	23,771
Samsung Engineering Co. Ltd. *	398	6,924
Samsung SDI Co. Ltd.	223	51,935
Samsung SDS Co. Ltd.	181	37,687
Shinhan Financial Group Co. Ltd.	210	8,486
Shinsegae, Inc.	56	18,308
SillaJen, Inc. *	506	46,687
SK Holdings Co. Ltd.	39	10,092
SK Hynix, Inc.	2,190	144,885
SK Innovation Co. Ltd.	162	31,402
S-Oil Corp.	144	17,787
ViroMed Co. Ltd. *	148	32,136
Woori Bank	376	5,725

		1,136,069

Taiwan - 11.5%
Acer, Inc. *	26,000	21,475
Advantech Co. Ltd.	1,317	9,802
ASE Technology Holding Co. Ltd.	9,000	21,983
Asia Cement Corp.	11,000	14,948

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR EMERGING MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Taiwan - 11.5% (continued)
Catcher Technology Co. Ltd.	2,000	$21,986
Cathay Financial Holding Co. Ltd.	29,600	50,871
Chailease Holding Co. Ltd.	9,139	31,986
Chang Hwa Commercial Bank Ltd.	10,400	6,436
China Development Financial Holding Corp.	45,000	16,790
China Life Insurance Co. Ltd.	27,822	27,975
CTBC Financial Holding Co. Ltd.	15,832	11,920
E.Sun Financial Holding Co. Ltd.	45,608	33,674
Far Eastern New Century Corp.	13,000	15,201
First Financial Holding Co. Ltd.	26,988	18,380
Formosa Chemicals & Fibre Corp.	17,000	71,241
Formosa Petrochemical Corp.	10,000	48,472
Formosa Plastics Corp.	21,000	80,446
Fubon Financial Holding Co. Ltd.	8,000	13,569
Globalwafers Co. Ltd.	3,000	33,060
Hiwin Technologies Corp.	3,131	25,870
Hon Hai Precision Industry Co. Ltd.	4,441	11,516
Innolux Corp.	13,000	4,514
Inventec Corp.	8,000	7,178
Macronix International	14,280	11,897
MediaTek, Inc.	6,000	48,414
Mega Financial Holding Co. Ltd.	26,000	23,408
Micro-Star International Co. Ltd.	5,000	13,525
Nan Ya Plastics Corp.	22,000	61,080
Nanya Technology Corp.	11,000	21,006
Novatek Microelectronics Corp.	1,000	4,935
Powertech Technology, Inc.	5,000	13,623
President Chain Store Corp.	4,000	46,963
Ruentex Development Co. Ltd.	4,000	4,671
Ruentex Industries Ltd.	7,000	13,909
Shin Kong Financial Holding Co. Ltd.	85,209	33,324
SinoPac Financial Holdings Co. Ltd.	41,000	14,967
Standard Foods Corp.	2,537	4,218
Synnex Technology International Corp.	3,000	3,823
TaiMed Biologics, Inc. *	3,000	18,492
Taiwan Business Bank	16,640	6,048
Taiwan Cement Corp.	19,200	25,834
Taiwan Cooperative Financial Holding Co. Ltd.	36,000	21,927
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	5,902	260,633
Uni-President Enterprises Corp.	26,000	67,834
United Microelectronics Corp.	42,000	22,160
Walsin Technology Corp.	3,000	20,930
Win Semiconductors Corp.	1,000	4,402
Wistron Corp.	15,142	9,863
Yageo Corp.	2,396	35,979
Yuanta Financial Holding Co. Ltd.	22,000	11,597

		1,424,755

Thailand - 4.6%
Advanced Info Service PCL, NVDR	1,700	10,568
Airports of Thailand PCL, NVDR	25,200	51,039
Bangkok Dusit Medical Services PCL, NVDR	47,700	37,609
Bangkok Expressway & Metro PCL, NVDR	81,100	21,817
Banpu PCL, NVDR	16,400	9,688
Berli Jucker PCL, NVDR	7,700	14,167
Bumrungrad Hospital PCL, NVDR	900	5,173
Central Pattana PCL, NVDR	13,200	33,878

INVESTMENTS	SHARES	VALUE
Thailand - 4.6% (continued)
CP All PCL, NVDR	29,600	$63,167
Electricity Generating PCL, NVDR	600	4,374
Energy Absolute PCL, NVDR	4,700	7,007
Home Product Center PCL, NVDR	58,100	28,402
Indorama Ventures PCL, NVDR	21,800	39,780
IRPC PCL, NVDR	162,600	34,198
Kasikornbank PCL, NVDR	1,500	10,018
Land & Houses PCL, NVDR	20,000	7,107
PTT Exploration & Production PCL, NVDR	7,100	34,075
PTT Global Chemical PCL, NVDR	12,700	31,914
PTT PCL, NVDR	66,000	110,801
Thai Oil PCL, NVDR	5,500	15,059

		569,841

Turkey - 0.3%
Eregli Demir ve Celik Fabrikalari TAS	13,786	25,153
Turk Hava Yollari AO *	4,921	15,522

		40,675

United States - 0.1%
JBS SA (1)	4,000	9,261

TOTAL COMMON STOCKS (Cost $9,756,722)		11,735,361

EXCHANGE TRADED FUNDS - 3.9%

United States - 3.9%
iShares MSCI Emerging Markets ETF (1)
(Cost $477,325)	11,141	478,172

SHORT-TERM INVESTMENTS - 1.4%

Investment Companies - 1.4%
Limited Purpose Cash Investment Fund, 2.06% (1)(f)
(Cost $174,003)	174,033	174,016

SECURITIES LENDING COLLATERAL - 0.7%

Investment Companies - 0.7%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.97% (1)(f)(g)	9,965	9,965
Limited Purpose Cash Investment Fund 2.06% (1)(f)(g)	71,508	71,501

TOTAL SECURITIES LENDING COLLATERAL (Cost $81,474)		81,466

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.6% (Cost $10,489,524)		12,469,015

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%		(75,698)

NET ASSETS - 100.0%		$12,393,317

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR EMERGING MOMENTUM STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$762,193	6.1%
Consumer Discretionary	637,252	5.1
Consumer Staples	1,001,884	8.1
Energy	1,297,382	10.5
Exchange Traded Funds	478,172	3.9
Financials	2,650,104	21.4
Health Care	781,814	6.3
Industrials	614,142	4.9
Information Technology	1,397,058	11.3
Materials	1,807,296	14.6
Real Estate	543,694	4.4
Utilities	242,542	1.9
Short-Term Investments	174,016	1.4
Securities Lending Collateral	81,466	0.7

Total Investments In Securities At Value	12,469,015	100.6
Liabilities in Excess of Other Assets	(75,698)	(0.6)

Net Assets	$12,393,317	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2018. The total value of securities on loan at September 30, 2018 was $88,670.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2018 amounted to $485,778, which represents approximately 3.92% of net assets of the fund.

(c)

Security fair valued as of September 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2018 amounted to $0, which represents approximately 0.00% of net assets of the fund.

(d)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2018, the value of these securities amounted to $150,301 or 1.21% of net assets.

(e)	Represents less than 0.05% of net assets.
(f)	Represents 7-day effective yield as of September 30, 2018.
(g)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $53,659 was received (See Note 3).

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PJSC - Public Joint Stock Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 96.7%

Aerospace & Defense - 4.3%
Boeing Co. (The)	6,968	$2,591,399
BWX Technologies, Inc.	1,737	108,632
General Dynamics Corp.	5,500	1,125,960
Huntington Ingalls Industries, Inc.	1,500	384,120
Lockheed Martin Corp.	6,149	2,127,308
Northrop Grumman Corp.	5,628	1,786,158
Raytheon Co.	6,254	1,292,452
Teledyne Technologies, Inc. *	513	126,547
Textron, Inc.	2,100	150,087
TransDigm Group, Inc. *	269	100,149

		9,792,812

Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	1,395	102,574
FedEx Corp.	2,577	620,516
United Parcel Service, Inc., Class B	939	109,628
XPO Logistics, Inc. *	1,947	222,289

		1,055,007

Airlines - 0.6%
Alaska Air Group, Inc.	1,420	97,781
Delta Air Lines, Inc.	7,213	417,128
Southwest Airlines Co.	9,927	619,941
United Continental Holdings, Inc. *	2,545	226,658

		1,361,508

Auto Components - 0.1%
Aptiv plc	1,223	102,610
Goodyear Tire & Rubber Co. (The)	3,168	74,099

		176,709

Banks - 6.1%
Bank of America Corp.	140,251	4,131,794
Citigroup, Inc.	12,296	882,115
Citizens Financial Group, Inc.	5,964	230,032
Comerica, Inc.	9,013	812,973
Fifth Third Bancorp	12,279	342,830
First Republic Bank	4,040	387,840
Huntington Bancshares, Inc.	10,400	155,168
JPMorgan Chase & Co.	27,679	3,123,298
Regions Financial Corp.	82,334	1,510,829
SunTrust Banks, Inc.	1,093	73,001
SVB Financial Group *	2,258	701,854
TCF Financial Corp.	17,620	419,532
Western Alliance Bancorp *	1,975	112,358
ZB NA	20,642	1,035,196

		13,918,820

Beverages - 0.5%
Constellation Brands, Inc., Class A	4,147	894,176
Monster Beverage Corp. *	4,800	279,744

		1,173,920

Biotechnology - 1.9%
AbbVie, Inc.	12,406	1,173,359
Agios Pharmaceuticals, Inc. *(a)	2,096	161,644
Amgen, Inc.	901	186,768
BioMarin Pharmaceutical, Inc. *	864	83,782

INVESTMENTS	SHARES	VALUE
Biotechnology - 1.9% (continued)
Bluebird Bio, Inc. *(a)	1,504	$219,584
Exact Sciences Corp. *	3,222	254,280
Incyte Corp. *	2,919	201,645
Neurocrine Biosciences, Inc. *	5,260	646,717
Regeneron Pharmaceuticals, Inc. *	635	256,565
Sage Therapeutics, Inc. *	1,400	197,750
Sarepta Therapeutics, Inc. *(a)	3,286	530,722
Vertex Pharmaceuticals, Inc. *	2,305	444,266

		4,357,082

Building Products - 0.3%
AO Smith Corp.	5,764	307,625
Fortune Brands Home & Security, Inc.	3,007	157,446
Lennox International, Inc.	462	100,901
Masco Corp.	4,334	158,624

		724,596

Capital Markets - 2.8%
BlackRock, Inc.	365	172,036
Cboe Global Markets, Inc.	1,552	148,930
Charles Schwab Corp. (The)	18,855	926,723
CME Group, Inc.	4,535	771,902
E*TRADE Financial Corp. *	15,352	804,291
Evercore, Inc., Class A	1,851	186,118
Interactive Brokers Group, Inc., Class A	2,818	155,864
Intercontinental Exchange, Inc.	4,335	324,648
LPL Financial Holdings, Inc.	9,563	616,909
Moody’s Corp.	2,295	383,724
Morgan Stanley	16,146	751,919
MSCI, Inc.	1,038	184,152
Northern Trust Corp.	2,636	269,215
Raymond James Financial, Inc.	1,908	175,631
S&P Global, Inc.	3,044	594,767

		6,466,829

Chemicals - 0.8%
Air Products & Chemicals, Inc.	1,700	283,985
Albemarle Corp. (a)	687	68,549
CF Industries Holdings, Inc.	1,478	80,462
Chemours Co. (The)	1,717	67,719
DowDuPont, Inc.	2,240	144,055
Ecolab, Inc.	1,821	285,496
LyondellBasell Industries NV, Class A	961	98,512
PPG Industries, Inc.	2,626	286,575
Sherwin-Williams Co. (The)	961	437,457

		1,752,810

Commercial Services & Supplies - 0.2%
Cintas Corp.	848	167,743
Copart, Inc. *	2,972	153,147
Republic Services, Inc.	1,427	103,686
Waste Management, Inc.	963	87,017

		511,593

Communications Equipment - 1.6%
Arista Networks, Inc. *	3,977	1,057,325
Cisco Systems, Inc.	36,783	1,789,493
F5 Networks, Inc. *	1,500	299,130
Palo Alto Networks, Inc. *	1,309	294,865
Ubiquiti Networks, Inc. (a)	1,254	123,971

		3,564,784

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Construction Materials - 0.1%
Vulcan Materials Co.	1,445	$160,684

Consumer Finance - 0.6%
Ally Financial, Inc.	3,921	103,710
American Express Co.	2,415	257,173
Credit Acceptance Corp. *(a)	746	326,800
Discover Financial Services	3,539	270,557
OneMain Holdings, Inc. *	2,548	85,638
Santander Consumer USA Holdings, Inc.	18,692	374,588

		1,418,466

Containers & Packaging - 0.1%
Ball Corp.	2,800	123,172

Diversified Consumer Services - 0.1%
Grand Canyon Education, Inc. *	783	88,322
ServiceMaster Global Holdings, Inc. *	2,514	155,944

		244,266

Diversified Financial Services - 0.0% (b)
Berkshire Hathaway, Inc., Class B *	365	78,150

Diversified Telecommunication Services - 0.0% (b)
Zayo Group Holdings, Inc. *	2,420	84,022

Electric Utilities - 0.8%
Alliant Energy Corp.	3,241	137,969
American Electric Power Co., Inc.	2,331	165,221
Avangrid, Inc.	2,699	129,363
NextEra Energy, Inc.	7,518	1,260,017
Xcel Energy, Inc.	5,012	236,617

		1,929,187

Electrical Equipment - 0.1%
Eaton Corp. plc	2,886	250,303

Electronic Equipment, Instruments & Components - 0.4%
Cognex Corp.	4,716	263,247
Corning, Inc.	11,812	416,964
Dolby Laboratories, Inc., Class A	1,816	127,065
Keysight Technologies, Inc. *	1,063	70,456
Zebra Technologies Corp., Class A *	696	123,074

		1,000,806

Energy Equipment & Services - 0.1%
National Oilwell Varco, Inc.	4,360	187,829
Transocean Ltd. *(a)	7,824	109,145

		296,974

Entertainment - 1.2%
Activision Blizzard, Inc.	16,034	1,333,869
Electronic Arts, Inc. *	8,290	998,862
Madison Square Garden Co. (The), Class A *	316	99,641
Take-Two Interactive Software, Inc. *	2,784	384,164

		2,816,536

Equity Real Estate Investment Trusts (REITs) - 1.2%
American Tower Corp.	4,094	594,858
AvalonBay Communities, Inc.	1,887	341,830
CyrusOne, Inc.	1,564	99,158

INVESTMENTS	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - 1.2% (continued)
Digital Realty Trust, Inc.	4,081	$459,031
Equinix, Inc.	459	198,696
Equity LifeStyle Properties, Inc.	3,053	294,462
Essex Property Trust, Inc.	1,200	296,052
Extra Space Storage, Inc.	1,500	129,960
Public Storage	1,321	266,353
Realty Income Corp.	1,500	85,335
UDR, Inc.	2,100	84,903

		2,850,638

Food & Staples Retailing - 0.3%
Costco Wholesale Corp.	1,560	366,413
Kroger Co. (The) (a)	2,883	83,924
Sysco Corp.	1,418	103,868
Walgreens Boots Alliance, Inc.	1,551	113,068

		667,273

Food Products - 0.2%
Conagra Brands, Inc.	1,869	63,490
Tyson Foods, Inc., Class A	5,589	332,713

		396,203

Health Care Equipment & Supplies - 4.5%
Abbott Laboratories	10,679	783,411
ABIOMED, Inc. *	4,030	1,812,492
Align Technology, Inc. *	2,675	1,046,513
Baxter International, Inc.	4,579	352,995
Becton Dickinson and Co.	1,800	469,800
Boston Scientific Corp. *	20,239	779,201
Danaher Corp.	5,248	570,248
DexCom, Inc. *	2,200	314,688
Edwards Lifesciences Corp. *	3,270	569,307
IDEXX Laboratories, Inc. *	2,339	583,955
Intuitive Surgical, Inc. *	2,336	1,340,864
Medtronic plc	5,559	546,839
Penumbra, Inc. *	1,970	294,909
ResMed, Inc.	1,105	127,451
Stryker Corp.	2,501	444,378
Teleflex, Inc.	1,073	285,515

		10,322,566

Health Care Providers & Services - 3.4%
AmerisourceBergen Corp.	1,061	97,845
Anthem, Inc.	5,677	1,555,782
Centene Corp. *	4,020	582,016
Chemed Corp.	333	106,420
HCA Healthcare, Inc.	2,023	281,440
Humana, Inc.	1,534	519,290
Molina Healthcare, Inc. *	1,419	211,005
UnitedHealth Group, Inc.	16,053	4,270,740
WellCare Health Plans, Inc. *	276	88,455

		7,712,993

Health Care Technology - 0.1%
Veeva Systems, Inc., Class A *	3,215	350,017

Hotels, Restaurants & Leisure - 1.3%
Carnival Corp.	4,534	289,133
Domino’s Pizza, Inc.	432	127,354
International Game Technology plc	4,680	92,430

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE

Hotels, Restaurants & Leisure - 1.3% (continued)
Las Vegas Sands Corp.	3,358	$199,230
Marriott International, Inc., Class A	2,977	393,053
McDonald’s Corp.	3,466	579,827
Starbucks Corp.	14,319	813,892
Wynn Resorts Ltd.	2,804	356,276
Yum! Brands, Inc.	1,024	93,092

		2,944,287

Household Durables - 0.2%
DR Horton, Inc.	1,518	64,029
Garmin Ltd.	2,624	183,811
Mohawk Industries, Inc. *	936	164,128
Whirlpool Corp.	544	64,600

		476,568

Industrial Conglomerates - 0.9%
3M Co.	5,514	1,161,855
Honeywell International, Inc.	5,345	889,408
Roper Technologies, Inc. (a)	290	85,901

		2,137,164

Insurance - 1.3%
American Financial Group, Inc.	1,717	190,535
Arch Capital Group Ltd. *	8,904	265,428
Chubb Ltd.	4,582	612,338
Everest Re Group Ltd.	999	228,242
Hartford Financial Services Group, Inc. (The)	3,282	163,969
Markel Corp. *	231	274,541
Principal Financial Group, Inc.	1,500	87,885
Progressive Corp. (The)	7,943	564,271
RenaissanceRe Holdings Ltd. (a)	513	68,527
Travelers Cos., Inc. (The)	3,459	448,667

		2,904,403

Interactive Media & Services - 2.8%
Alphabet, Inc., Class A *	2,431	2,934,411
Facebook, Inc., Class A *	13,041	2,144,723
IAC/InterActiveCorp *	1,557	337,433
Match Group, Inc. *(a)	8,491	491,714
Twitter, Inc. *	11,160	317,614
Zillow Group, Inc., Class C *(a)	5,250	232,312

		6,458,207

Internet & Direct Marketing Retail - 8.8%
Amazon.com, Inc. *	7,340	14,702,020
Booking Holdings, Inc. *	426	845,184
eBay, Inc. *	5,946	196,337
Expedia Group, Inc.	1,086	141,701
GrubHub, Inc. *	3,130	433,880
Netflix, Inc. *	8,775	3,282,991
Wayfair, Inc., Class A *	2,955	436,365

		20,038,478

IT Services - 7.0%
Accenture plc, Class A	7,038	1,197,868
Akamai Technologies, Inc. *	1,027	75,125
Amdocs Ltd.	1,750	115,465
Automatic Data Processing, Inc.	3,980	599,627

INVESTMENTS	SHARES	VALUE
IT Services - 7.0% (continued)
Cognizant Technology Solutions Corp., Class A	4,878	$376,338
DXC Technology Co.	7,944	742,923
EPAM Systems, Inc. *	1,173	161,522
Fiserv, Inc. *	6,684	550,628
FleetCor Technologies, Inc. *	1,395	317,837
Global Payments, Inc.	919	117,080
GoDaddy, Inc., Class A *	5,725	477,408
Jack Henry & Associates, Inc.	1,350	216,108
Mastercard, Inc., Class A	12,391	2,758,360
Okta, Inc. *	8,140	572,730
PayPal Holdings, Inc. *	13,825	1,214,388
Square, Inc., Class A *	15,511	1,535,744
Total System Services, Inc.	2,522	249,022
Twilio, Inc., Class A *	8,796	758,919
VeriSign, Inc. *	939	150,353
Visa, Inc., Class A (a)	22,996	3,451,470
WEX, Inc. *	350	70,266
Worldpay, Inc. *	2,419	244,972

		15,954,153

Leisure Products - 0.1%
Brunswick Corp.	1,969	131,962

Life Sciences Tools & Services - 1.0%
Illumina, Inc. *	2,189	803,494
IQVIA Holdings, Inc. *	1,617	209,790
Thermo Fisher Scientific, Inc.	5,346	1,304,852

		2,318,136

Machinery - 2.2%
Caterpillar, Inc.	7,666	1,168,988
Deere & Co.	2,753	413,859
Dover Corp.	2,076	183,788
Fortive Corp.	2,886	243,001
Illinois Tool Works, Inc.	4,089	577,040
Ingersoll-Rand plc	3,592	367,462
Middleby Corp. (The) *(a)	1,800	232,830
Nordson Corp.	909	126,260
Oshkosh Corp.	3,056	217,709
Parker-Hannifin Corp.	1,500	275,895
Trinity Industries, Inc.	17,214	630,721
WABCO Holdings, Inc. *	800	94,352
Xylem, Inc.	6,645	530,736

		5,062,641

Media - 0.4%
CBS Corp. (Non-Voting), Class B	1,432	82,268
Comcast Corp., Class A	19,352	685,254
Liberty Broadband Corp., Class C *	872	73,510
Sirius XM Holdings, Inc. (a)	15,350	97,012

		938,044

Metals & Mining - 0.4%
Royal Gold, Inc.	1,081	83,302
Steel Dynamics, Inc.	10,719	484,392
United States Steel Corp.	8,213	250,332

		818,026

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Multiline Retail - 0.7%
Dollar General Corp.	1,884	$205,921
Dollar Tree, Inc. *	2,285	186,342
Kohl’s Corp.	2,775	206,876
Macy’s, Inc.	11,026	382,933
Target Corp.	6,867	605,738

		1,587,810

Multi-Utilities - 0.4%
Ameren Corp.	4,264	269,570
CMS Energy Corp.	2,100	102,900
Consolidated Edison, Inc.	1,980	150,856
DTE Energy Co.	3,287	358,711

		882,037

Oil, Gas & Consumable Fuels - 4.7%
Anadarko Petroleum Corp.	6,902	465,264
Cheniere Energy, Inc. *	3,787	263,159
CNX Resources Corp. *	9,336	133,598
Concho Resources, Inc. *	484	73,931
ConocoPhillips	18,796	1,454,810
Continental Resources, Inc. *	8,876	606,053
Devon Energy Corp.	5,542	221,348
Diamondback Energy, Inc.	8,282	1,119,644
EOG Resources, Inc.	5,751	733,655
Hess Corp.	5,481	392,330
HollyFrontier Corp.	4,920	343,908
Kosmos Energy Ltd. (Ghana) *(a)	13,878	129,759
Marathon Oil Corp.	24,762	576,459
Marathon Petroleum Corp.	7,052	563,948
Occidental Petroleum Corp.	6,628	544,623
ONEOK, Inc.	7,446	504,764
Phillips 66	4,393	495,179
QEP Resources, Inc. *	9,109	103,114
SM Energy Co.	7,014	221,151
Valero Energy Corp.	6,265	712,644
Whiting Petroleum Corp. *	8,689	460,865
WPX Energy, Inc. *	26,497	533,120

		10,653,326

Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	2,994	435,088
Nu Skin Enterprises, Inc., Class A	1,366	112,586

		547,674

Pharmaceuticals - 1.2%
Bristol-Myers Squibb Co.	1,287	79,897
Eli Lilly & Co.	7,307	784,114
Johnson & Johnson	4,729	653,406
Nektar Therapeutics *	8,815	537,363
Zoetis, Inc.	6,713	614,642

		2,669,422

Professional Services - 0.4%
CoStar Group, Inc. *	838	352,664
Equifax, Inc.	651	85,001
TransUnion	4,008	294,909
Verisk Analytics, Inc. *	906	109,218

		841,792

INVESTMENTS	SHARES	VALUE
Road & Rail - 0.8%
CSX Corp.	10,461	$774,637
Norfolk Southern Corp.	2,500	451,250
Old Dominion Freight Line, Inc.	1,956	315,425
Union Pacific Corp.	2,312	376,463

		1,917,775

Semiconductors & Semiconductor Equipment - 5.9%
Advanced Micro Devices, Inc. *	7,285	225,034
Analog Devices, Inc.	977	90,333
Applied Materials, Inc.	25,474	984,570
Broadcom, Inc.	3,010	742,657
Cypress Semiconductor Corp. (a)	17,005	246,402
Intel Corp.	22,390	1,058,823
Lam Research Corp.	1,937	293,843
Marvell Technology Group Ltd.	5,944	114,719
Microchip Technology, Inc. (a)	1,024	80,804
Micron Technology, Inc. *	37,507	1,696,442
NVIDIA Corp.	18,364	5,160,651
ON Semiconductor Corp. *	25,190	464,252
Skyworks Solutions, Inc.	3,805	345,152
Texas Instruments, Inc.	16,400	1,759,556
Xilinx, Inc.	2,840	227,683

		13,490,921

Software - 10.4%
2U, Inc. *(a)	765	57,520
Adobe Systems, Inc. *	10,510	2,837,175
ANSYS, Inc. *	2,671	498,622
Aspen Technology, Inc. *	1,210	137,831
Atlassian Corp. plc, Class A *	9,509	914,195
Autodesk, Inc. *	2,283	356,399
Fortinet, Inc. *	3,221	297,202
Guidewire Software, Inc. *	2,220	224,242
Intuit, Inc.	4,182	950,987
Microsoft Corp.	96,879	11,080,051
Nutanix, Inc., Class A *	7,699	328,901
Paycom Software, Inc. *	2,747	426,911
PTC, Inc. *	2,038	216,415
RealPage, Inc. *	2,693	177,469
Red Hat, Inc. *	2,671	364,004
RingCentral, Inc., Class A *	5,519	513,543
salesforce.com, Inc. *	8,264	1,314,224
ServiceNow, Inc. *	4,455	871,532
Splunk, Inc. *	2,785	336,735
SS&C Technologies Holdings, Inc.	2,522	143,325
Tableau Software, Inc., Class A *	2,627	293,541
Tyler Technologies, Inc. *	831	203,645
VMware, Inc., Class A *	4,579	714,599
Zendesk, Inc. *	8,499	603,429

		23,862,497

Specialty Retail - 3.2%
Best Buy Co., Inc.	4,524	359,025
Burlington Stores, Inc. *	4,332	705,769
Floor & Decor Holdings, Inc., Class A *	2,043	61,637
Gap, Inc. (The)	10,735	309,705
Home Depot, Inc. (The)	9,771	2,024,063
Lowe’s Cos., Inc.	6,384	733,011
O’Reilly Automotive, Inc. *	1,392	483,469

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Specialty Retail - 3.2% (continued)
Ross Stores, Inc.	10,017	$992,685
TJX Cos., Inc. (The)	5,142	576,007
Ulta Beauty, Inc. *	1,847	521,076
Urban Outfitters, Inc. *	14,376	587,978

		7,354,425

Technology Hardware, Storage & Peripherals - 6.9%
Apple, Inc.	63,144	14,254,127
Hewlett Packard Enterprise Co.	5,467	89,167
HP, Inc.	25,956	668,886
NetApp, Inc.	4,402	378,088
Pure Storage, Inc., Class A *	10,992	285,242

		15,675,510

Textiles, Apparel & Luxury Goods - 1.7%
Columbia Sportswear Co.	5,508	512,629
Lululemon Athletica, Inc. *	3,226	524,193
Michael Kors Holdings Ltd. *	900	61,704
NIKE, Inc., Class B	18,929	1,603,665
PVH Corp.	759	109,600
Ralph Lauren Corp.	2,251	309,625
VF Corp.	7,224	675,083

		3,796,499

Tobacco - 0.2%
Altria Group, Inc.	8,400	506,604

Trading Companies & Distributors - 0.4%
HD Supply Holdings, Inc. *	2,092	89,517
United Rentals, Inc. *	3,686	603,029
WW Grainger, Inc.	327	116,873

		809,419

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc. *	8,471	594,495

TOTAL COMMON STOCKS (Cost $135,921,361)		220,931,001

SHORT-TERM INVESTMENTS - 3.2%

Investment Companies - 3.2%
Limited Purpose Cash Investment Fund, 2.06% (c)
(Cost $7,352,714)	7,353,907	7,353,171

INVESTMENTS	SHARES	VALUE
SECURITIES LENDING COLLATERAL - 1.2%

Investment Companies - 1.2%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.97% (c)(d)	320,131	$320,131
Limited Purpose Cash Investment Fund 2.06% (c)(d)	2,297,129	2,296,899

TOTAL SECURITIES LENDING COLLATERAL (Cost $2,617,260)		2,617,030

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 101.1% (Cost $145,891,335)		230,901,202

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1)% (e)		(2,489,640)

NET ASSETS - 100.0%		$228,411,562

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$10,891,305	4.8%
Consumer Discretionary	36,751,005	16.1
Consumer Staples	3,291,674	1.4
Energy	10,950,299	4.8
Financials	24,786,669	10.9
Health Care	27,730,216	12.1
Industrials	24,464,610	10.7
Information Technology	73,548,669	32.2
Materials	2,854,692	1.3
Real Estate	2,850,638	1.2
Utilities	2,811,224	1.2
Short-Term Investments	7,353,171	3.2
Securities Lending Collateral	2,617,030	1.2

Total Investments In Securities At Value	230,901,202	101.1
Liabilities in Excess of Other Assets (e)	(2,489,640)	(1.1)

Net Assets	$228,411,562	100.0%

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR TM LARGE CAP MOMENTUM STYLE FUND

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2018. The total value of securities on loan at September 30, 2018 was $5,184,280.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of September 30, 2018.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $2,689,054 was received (See Note 3).
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820 (See Note 4).

Futures contracts outstanding as of September 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index	30	12/2018	USD	$4,378,500	$20,957

					$20,957

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at September 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
GSCO
Cash	$—	$175,396	$175,396

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 97.3%

Aerospace & Defense - 1.4%
AAR Corp.	1,190	$56,989
Aerojet Rocketdyne Holdings, Inc. *	2,469	83,921
Aerovironment, Inc. *	1,689	189,455
Axon Enterprise, Inc. *	3,739	255,860
Cubic Corp., Class R	322	23,522
Ducommun, Inc. *	1,446	59,055
Engility Holdings, Inc. *	1,335	48,047
Esterline Technologies Corp. *	275	25,011
Kratos Defense & Security Solutions, Inc. *	6,806	100,593
Mercury Systems, Inc. *(a)	1,839	101,733
Vectrus, Inc. *	904	28,196

		972,382

Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. *	995	21,363
Atlas Air Worldwide Holdings, Inc. *	400	25,500
Echo Global Logistics, Inc. *	1,869	57,845
Hub Group, Inc., Class A *	406	18,514

		123,222

Airlines - 0.2%
Allegiant Travel Co.	284	36,011
SkyWest, Inc.	1,846	108,730

		144,741

Auto Components - 0.6%
Cooper-Standard Holdings, Inc. *	845	101,383
Dorman Products, Inc. *	322	24,768
Fox Factory Holding Corp. *	1,895	132,745
Gentherm, Inc. *	1,057	48,041
LCI Industries	235	19,458
Modine Manufacturing Co. *	2,061	30,709
Motorcar Parts of America, Inc. *	1,306	30,626
Standard Motor Products, Inc.	641	31,550
Tower International, Inc.	753	22,778

		442,058

Automobiles - 0.0% (b)
Winnebago Industries, Inc.	548	18,166

Banks - 3.3%
Allegiance Bancshares, Inc. *	1,709	71,265
Ameris Bancorp	1,938	88,567
Banc of California, Inc.	1,072	20,261
Blue Hills Bancorp, Inc.	1,200	28,920
Boston Private Financial Holdings, Inc.	1,715	23,410
Carolina Financial Corp.	2,944	111,048
CenterState Bank Corp.	1,137	31,893
Central Pacific Financial Corp.	835	22,069
Central Valley Community Bancorp	399	8,622
ConnectOne Bancorp, Inc.	1,237	29,379
Eagle Bancorp, Inc. *	980	49,588
Enterprise Financial Services Corp.	1,251	66,366
Fidelity Southern Corp.	1,125	27,877
First Bancorp/PR *	13,278	120,830
First Commonwealth Financial Corp.	1,291	20,837
First Interstate BancSystem, Inc., Class A	2,466	110,477
First Merchants Corp.	654	29,423

INVESTMENTS	SHARES	VALUE

Banks - 3.3% (continued)
Great Western Bancorp, Inc.	2,149	$90,666
Horizon Bancorp, Inc.	1,113	21,982
Independent Bank Corp./MA	552	45,595
Independent Bank Corp./MI	4,596	108,695
Independent Bank Group, Inc.	858	56,885
Lakeland Financial Corp.	1,783	82,874
LegacyTexas Financial Group, Inc.	700	29,820
National Bank Holdings Corp., Class A	1,243	46,799
National Commerce Corp. *	585	24,161
OFG Bancorp	3,429	55,378
Old Second Bancorp, Inc.	3,326	51,387
Pacific Premier Bancorp, Inc. *	850	31,620
Peoples Bancorp, Inc.	732	25,642
People’s Utah Bancorp	1,275	43,286
Preferred Bank	1,222	71,487
QCR Holdings, Inc.	517	21,119
Republic First Bancorp, Inc. *	10,891	77,871
Seacoast Banking Corp. of Florida *	1,369	39,975
ServisFirst Bancshares, Inc.	5,062	198,177
Southside Bancshares, Inc.	813	28,292
Towne Bank (a)	1,096	33,812
TriState Capital Holdings, Inc. *	1,369	37,784
Triumph Bancorp, Inc. *	1,976	75,483
United Community Banks, Inc.	2,355	65,681
Veritex Holdings, Inc. *	1,029	29,080

		2,254,383

Beverages - 0.7%
Boston Beer Co., Inc. (The), Class A *	309	88,837
Coca-Cola Bottling Co. Consolidated	135	24,608
Craft Brew Alliance, Inc. *	1,463	23,920
MGP Ingredients, Inc. (a)	1,264	99,831
National Beverage Corp. *(a)	1,810	211,082

		448,278

Biotechnology - 11.4%
Abeona Therapeutics, Inc. *	5,422	69,402
Acceleron Pharma, Inc. *	538	30,790
Acorda Therapeutics, Inc. *	1,537	30,202
Adamas Pharmaceuticals, Inc. *(a)	888	17,778
Adverum Biotechnologies, Inc. *	5,990	36,239
Aeglea BioTherapeutics, Inc. *	3,738	35,773
Aimmune Therapeutics, Inc. *	3,053	83,286
Alder Biopharmaceuticals, Inc. *(a)	1,585	26,390
Amicus Therapeutics, Inc. *(a)	5,721	69,167
AnaptysBio, Inc. *	1,714	171,006
Arbutus Biopharma Corp. (Canada) *(a)	6,849	64,723
Arena Pharmaceuticals, Inc. *	3,480	160,150
ArQule, Inc. *(a)	20,323	115,028
Array BioPharma, Inc. *	13,008	197,722
Arrowhead Pharmaceuticals, Inc. *(a)	13,299	254,942
Atara Biotherapeutics, Inc. *(a)	3,145	130,046
Athersys, Inc. *	13,981	29,360
Audentes Therapeutics, Inc. *	2,271	89,909
AVEO Pharmaceuticals, Inc. *(a)	22,930	75,898
Avid Bioservices, Inc. *(a)	1,371	9,405
Biohaven Pharmaceutical Holding Co. Ltd. *	558	20,953
BioSpecifics Technologies Corp. *	495	28,953
Blueprint Medicines Corp. *	2,780	217,007

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Biotechnology - 11.4% (continued)
Cara Therapeutics, Inc. *	1,783	$42,703
CareDx, Inc. *	9,426	271,940
CASI Pharmaceuticals, Inc. *	12,548	58,599
Catalyst Biosciences, Inc. *	3,929	42,355
Catalyst Pharmaceuticals, Inc. *	27,771	104,974
Cellular Biomedicine Group, Inc. *	1,560	28,314
ChemoCentryx, Inc. *	3,517	44,455
CTI BioPharma Corp. *	370	799
CytomX Therapeutics, Inc. *	1,995	36,907
Dicerna Pharmaceuticals, Inc. *(a)	7,394	112,832
Eagle Pharmaceuticals, Inc. *	385	26,692
Editas Medicine, Inc. *	2,947	93,774
Emergent BioSolutions, Inc. *	1,332	87,686
Enanta Pharmaceuticals, Inc. *	1,711	146,222
Epizyme, Inc. *(a)	2,095	22,207
Esperion Therapeutics, Inc. *	1,412	62,650
Fate Therapeutics, Inc. *	6,292	102,497
Fennec Pharmaceuticals, Inc. (Canada) *	2,346	19,237
FibroGen, Inc. *	4,305	261,529
Flexion Therapeutics, Inc. *(a)	1,317	24,641
G1 Therapeutics, Inc. *	2,644	138,255
Genomic Health, Inc. *	827	58,072
Geron Corp. *(a)	13,653	24,029
Global Blood Therapeutics, Inc. *(a)	2,463	93,594
GTx, Inc. *	4,236	6,651
Halozyme Therapeutics, Inc. *	3,681	66,884
ImmunoGen, Inc. *	8,871	84,008
Immunomedics, Inc. *(a)	15,035	313,179
Insmed, Inc. *	2,533	51,217
Intellia Therapeutics, Inc. *(a)	1,028	29,421
Iovance Biotherapeutics, Inc. *	6,539	73,564
Ironwood Pharmaceuticals, Inc. *	1,510	27,875
Karyopharm Therapeutics, Inc. *	5,708	97,207
Kura Oncology, Inc. *	1,793	31,378
Lexicon Pharmaceuticals, Inc. *	2,244	23,943
Ligand Pharmaceuticals, Inc. *	1,111	304,958
Loxo Oncology, Inc. *	2,350	401,451
Madrigal Pharmaceuticals, Inc. *(a)	1,335	285,864
Mirati Therapeutics, Inc. *	3,812	179,545
Momenta Pharmaceuticals, Inc. *	2,008	52,810
Myriad Genetics, Inc. *	4,728	217,488
Natera, Inc. *	2,727	65,284
Pieris Pharmaceuticals, Inc. *	6,644	37,206
PolarityTE, Inc. *(a)	1,145	21,870
PTC Therapeutics, Inc. *	2,980	140,060
REGENXBIO, Inc. *	3,555	268,403
Repligen Corp. *	1,280	70,989
Retrophin, Inc. *	2,107	60,534
Sangamo Therapeutics, Inc. *(a)	4,833	81,919
Savara, Inc. *	3,138	35,020
Sorrento Therapeutics, Inc. *(a)	10,873	47,841
Spectrum Pharmaceuticals, Inc. *	7,436	124,925
Stemline Therapeutics, Inc. *	2,583	42,878
T2 Biosystems, Inc. *	6,373	47,479
TG Therapeutics, Inc. *	3,414	19,118
Ultragenyx Pharmaceutical, Inc. *	272	20,764
Vanda Pharmaceuticals, Inc. *	1,751	40,185
Verastem, Inc. *(a)	9,980	72,355
Vericel Corp. *	6,001	84,914

INVESTMENTS	SHARES	VALUE
Biotechnology - 11.4% (continued)
Viking Therapeutics, Inc. *(a)	12,115	$211,043
Vital Therapies, Inc. *	9,540	2,627
Voyager Therapeutics, Inc. *	2,610	49,381
Xencor, Inc. *	2,514	97,971
XOMA Corp. *(a)	1,852	32,540
Zafgen, Inc. *	5,715	66,808

		7,858,649

Building Products - 1.2%
AAON, Inc. (a)	1,050	39,690
Advanced Drainage Systems, Inc.	641	19,807
American Woodmark Corp. *	503	39,460
Apogee Enterprises, Inc.	791	32,684
Builders FirstSource, Inc. *	2,458	36,084
Continental Building Products, Inc. *	1,526	57,301
Gibraltar Industries, Inc. *	1,568	71,501
Masonite International Corp. *	767	49,165
NCI Building Systems, Inc. *	1,241	18,801
Patrick Industries, Inc. *	3,099	183,461
PGT Innovations, Inc. *	2,087	45,079
Simpson Manufacturing Co., Inc.	709	51,374
Trex Co., Inc. *	2,200	169,356

		813,763

Capital Markets - 1.4%
Blucora, Inc. *	4,127	166,112
Hamilton Lane, Inc., Class A	3,174	140,545
Houlihan Lokey, Inc.	3,975	178,597
Investment Technology Group, Inc.	1,146	24,822
Ladenburg Thalmann Financial Services, Inc.	9,591	25,896
Moelis & Co., Class A	3,290	180,292
Oppenheimer Holdings, Inc., Class A	1,046	33,053
Piper Jaffray Cos.	826	63,065
PJT Partners, Inc., Class A	2,344	122,708
Stifel Financial Corp.	987	50,594

		985,684

Chemicals - 1.5%
AdvanSix, Inc. *	705	23,935
Chase Corp.	298	35,805
Ferro Corp. *	3,584	83,220
Ingevity Corp. *	1,654	168,510
Innophos Holdings, Inc.	508	22,555
Innospec, Inc.	332	25,481
Intrepid Potash, Inc. *	10,284	36,920
Kraton Corp. *	1,461	68,886
Kronos Worldwide, Inc.	5,539	90,009
Minerals Technologies, Inc.	500	33,800
PolyOne Corp.	639	27,937
Rayonier Advanced Materials, Inc.	1,897	34,962
Sensient Technologies Corp. (a)	883	67,558
Trinseo SA	2,538	198,725
Tronox Ltd., Class A	4,270	51,027
Valhi, Inc.	11,680	26,630

		995,960

Commercial Services & Supplies - 1.4%
ACCO Brands Corp.	1,709	19,312
Brady Corp., Class A	570	24,938
Brink’s Co. (The)	1,295	90,326

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Commercial Services & Supplies - 1.4% (continued)
Casella Waste Systems, Inc., Class A *	1,226	$38,080
Cimpress NV (Netherlands) *(a)	1,521	207,784
Healthcare Services Group, Inc. (a)	645	26,200
Interface, Inc.	1,215	28,370
Kimball International, Inc., Class B	1,371	22,964
McGrath RentCorp	1,981	107,905
Mobile Mini, Inc.	2,267	99,408
MSA Safety, Inc.	319	33,954
Multi-Color Corp.	444	27,639
Quad/Graphics, Inc.	1,804	37,595
SP Plus Corp. *	660	24,090
Team, Inc. *(a)	872	19,620
Tetra Tech, Inc.	727	49,654
UniFirst Corp.	112	19,449
US Ecology, Inc.	349	25,739
Viad Corp.	445	26,366

		929,393

Communications Equipment - 0.5%
Comtech Telecommunications Corp.	1,497	54,296
Extreme Networks, Inc. *	3,374	18,490
InterDigital, Inc.	771	61,680
Lumentum Holdings, Inc. *(a)	1,946	116,663
NETGEAR, Inc. *	297	18,666
Plantronics, Inc.	464	27,979
ViaSat, Inc. *(a)	411	26,283
Viavi Solutions, Inc. *	2,785	31,582

		355,639

Construction & Engineering - 0.7%
Argan, Inc.	520	22,360
Comfort Systems USA, Inc.	1,586	89,450
Dycom Industries, Inc. *(a)	600	50,760
EMCOR Group, Inc.	545	40,935
HC2 Holdings, Inc. *	962	5,887
MasTec, Inc. *	2,344	104,660
NV5 Global, Inc. *	1,032	89,474
Primoris Services Corp.	853	21,172
Sterling Construction Co., Inc. *	4,619	66,144

		490,842

Construction Materials - 0.1%
US Concrete, Inc. *	1,036	47,501

Consumer Finance - 0.7%
Enova International, Inc. *	2,038	58,694
EZCORP, Inc., Class A *	5,444	58,251
FirstCash, Inc.	796	65,272
Green Dot Corp., Class A *	2,962	263,085
Nelnet, Inc., Class A	400	22,868

		468,170

Containers & Packaging - 0.1%
Greif, Inc., Class A	1,484	79,631

Distributors - 0.1%
Core-Mark Holding Co., Inc.	991	33,654

INVESTMENTS	SHARES	VALUE
Diversified Consumer Services - 1.5%
Adtalem Global Education, Inc. *	1,915	$92,303
American Public Education, Inc. *	721	23,829
Cambium Learning Group, Inc. *	2,935	34,750
Career Education Corp. *	9,718	145,090
Chegg, Inc. *	8,559	243,332
Regis Corp. *	3,971	81,128
Sotheby’s* (a)	639	31,432
Strategic Education, Inc.	484	66,323
Weight Watchers International, Inc. *	4,701	338,425

		1,056,612

Diversified Financial Services - 0.1%
On Deck Capital, Inc. *	5,553	42,036

Diversified Telecommunication Services - 1.1%
Cogent Communications Holdings, Inc.	1,056	58,925
Intelsat SA *	12,697	380,910
Iridium Communications, Inc. *	4,295	96,637
Ooma, Inc. *	1,998	33,167
ORBCOMM, Inc. *	3,221	34,980
Vonage Holdings Corp. *	11,129	157,587

		762,206

Electric Utilities - 0.3%
ALLETE, Inc.	673	50,482
El Paso Electric Co.	636	36,379
MGE Energy, Inc.	949	60,594
Otter Tail Corp.	739	35,398
PNM Resources, Inc.	1,251	49,352

		232,205

Electrical Equipment - 0.6%
Allied Motion Technologies, Inc.	678	36,904
Enphase Energy, Inc. *(a)	18,427	89,371
Generac Holdings, Inc. *	1,329	74,969
Plug Power, Inc. *(a)	15,010	28,819
Sunrun, Inc. *(a)	6,676	83,049
Vicor Corp. *	2,745	126,270

		439,382

Electronic Equipment, Instruments & Components - 2.0%
Badger Meter, Inc.	1,137	60,204
Control4 Corp. *	3,053	104,810
CTS Corp.	722	24,765
Electro Scientific Industries, Inc. *	2,544	44,393
ePlus, Inc. *	1,100	101,970
Fabrinet (Thailand) *	1,258	58,195
FARO Technologies, Inc. *	308	19,820
II-VI, Inc. *	2,226	105,290
Insight Enterprises, Inc. *	904	48,897
Itron, Inc. *	514	32,999
KEMET Corp. *	4,555	84,495
Mesa Laboratories, Inc.	432	80,188
Methode Electronics, Inc.	887	32,109
Novanta, Inc. *	2,973	203,353
OSI Systems, Inc. *	393	29,990
PAR Technology Corp. *	1,152	25,597
Plexus Corp. *	600	35,106
Rogers Corp. *	541	79,700

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Electronic Equipment, Instruments & Components - 2.0% (continued)
Sanmina Corp. *	1,295	$35,742
SYNNEX Corp.	743	62,932
Tech Data Corp. *	282	20,183
TTM Technologies, Inc. *	3,581	56,974
Vishay Intertechnology, Inc.	895	18,213
Vishay Precision Group, Inc. *	778	29,097

		1,395,022

Energy Equipment & Services - 1.4%
Archrock, Inc.	5,634	68,735
Bristow Group, Inc. *(a)	4,713	57,169
Diamond Offshore Drilling, Inc. *(a)	1,710	34,200
Era Group, Inc. *	2,427	29,974
Exterran Corp. *	2,163	57,384
Helix Energy Solutions Group, Inc. *	8,531	84,286
ION Geophysical Corp. *	4,068	63,257
Mammoth Energy Services, Inc. (a)	3,520	102,432
Matrix Service Co. *	4,167	102,717
McDermott International, Inc. *	1,116	20,568
Noble Corp. plc*	28,013	196,931
Profire Energy, Inc. *	9,021	28,777
Solaris Oilfield Infrastructure, Inc., Class A *	3,013	56,916
TETRA Technologies, Inc. *	5,634	25,409
Unit Corp. *	1,929	50,270

		979,025

Entertainment - 0.8%
Liberty Media Corp.-Liberty Braves, Class C *	1,059	28,858
World Wrestling Entertainment, Inc., Class A	5,660	547,492

		576,350

Equity Real Estate Investment Trusts (REITs) - 1.7%
Agree Realty Corp.	570	30,278
CareTrust REIT, Inc.	2,224	39,387
EastGroup Properties, Inc.	528	50,487
Four Corners Property Trust, Inc.	799	20,526
Getty Realty Corp.	891	25,447
Gladstone Commercial Corp.	2,247	43,030
Independence Realty Trust, Inc.	2,998	31,569
Innovative Industrial Properties, Inc. (a)	2,031	97,975
Jernigan Capital, Inc.	1,105	21,315
Monmouth Real Estate Investment Corp.	2,816	47,084
National Storage Affiliates Trust	3,565	90,694
NexPoint Residential Trust, Inc.	2,537	84,228
Preferred Apartment Communities, Inc., Class A	1,886	33,156
PS Business Parks, Inc.	1,113	141,451
Rexford Industrial Realty, Inc.	3,858	123,302
Ryman Hospitality Properties, Inc.	1,233	106,248
STAG Industrial, Inc.	753	20,708
Terreno Realty Corp.	2,242	84,523
UMH Properties, Inc.	1,668	26,088
Universal Health Realty Income Trust	544	40,479
Xenia Hotels & Resorts, Inc.	1,185	28,085

		1,186,060

Food & Staples Retailing - 0.1%
Chefs’ Warehouse, Inc. (The) *	1,187	43,147
Performance Food Group Co. *	842	28,039

		71,186

INVESTMENTS	SHARES	VALUE
Food Products - 0.7%
Calavo Growers, Inc. (a)	432	$41,731
Darling Ingredients, Inc. *	1,560	30,139
Fresh Del Monte Produce, Inc.	1,226	41,549
Freshpet, Inc. *	741	27,195
J&J Snack Foods Corp. (a)	693	104,567
John B Sanfilippo & Son, Inc.	879	62,743
Lancaster Colony Corp.	718	107,133
Sanderson Farms, Inc.	306	31,631

		446,688

Gas Utilities - 0.6%
Chesapeake Utilities Corp.	631	52,941
New Jersey Resources Corp.	914	42,135
Northwest Natural Gas Co.	369	24,686
ONE Gas, Inc.	2,675	220,099
Southwest Gas Holdings, Inc.	463	36,591

		376,452

Health Care Equipment & Supplies - 6.8%
Antares Pharma, Inc. *	20,432	68,652
AtriCure, Inc. *	1,381	48,376
Avanos Medical, Inc. *	573	39,250
AxoGen, Inc. *	5,638	207,760
Cardiovascular Systems, Inc. *	1,382	54,091
Cerus Corp. *	17,213	124,106
CONMED Corp.	730	57,831
CryoPort, Inc. *(a)	6,759	86,583
Cutera, Inc. *	2,049	66,695
CytoSorbents Corp. *	5,195	67,016
Glaukos Corp. *	685	44,457
Globus Medical, Inc., Class A *	4,422	250,993
Haemonetics Corp. *	4,230	484,673
Heska Corp. *	1,066	120,788
Inogen, Inc. *	1,821	444,543
Integer Holdings Corp. *	1,071	88,839
IntriCon Corp. *	2,452	137,802
iRhythm Technologies, Inc. *	1,097	103,842
LeMaitre Vascular, Inc.	1,791	69,383
LivaNova plc*	2,386	295,792
Merit Medical Systems, Inc. *(a)	1,284	78,902
Natus Medical, Inc. *	1,100	39,215
Neogen Corp. *	1,223	87,481
Novocure Ltd. *	6,834	358,102
Nuvectra Corp. *	2,698	59,302
OraSure Technologies, Inc. *	2,087	32,244
Quidel Corp. *	2,429	158,298
Senseonics Holdings, Inc. *(a)	12,072	57,583
Sientra, Inc. *(a)	2,258	53,921
STAAR Surgical Co. *	4,538	217,824
Surmodics, Inc. *	1,358	101,375
Tactile Systems Technology, Inc. *	1,533	108,920
Tandem Diabetes Care, Inc. *	5,498	235,534
TransEnterix, Inc. *(a)	33,717	195,559
ViewRay, Inc. *	6,435	60,232

		4,705,964

Health Care Providers & Services - 2.6%
AAC Holdings, Inc. *	3,968	30,276
Addus HomeCare Corp. *	1,804	126,551

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Health Care Providers & Services - 2.6% (continued)
Amedisys, Inc. *	1,383	$172,820
AMN Healthcare Services, Inc. *	1,696	92,771
BioTelemetry, Inc. *	3,065	197,539
CorVel Corp. *	404	24,341
Diplomat Pharmacy, Inc. *	2,496	48,447
Ensign Group, Inc. (The)	2,325	88,164
HealthEquity, Inc. *	3,369	318,067
LHC Group, Inc. *	1,013	104,329
Providence Service Corp. (The) *	400	26,912
R1 RCM, Inc. *	10,525	106,934
RadNet, Inc. *	2,195	33,035
Select Medical Holdings Corp. *	3,001	55,218
Tenet Healthcare Corp. *	6,114	174,005
Tivity Health, Inc. *	2,933	94,296
Triple-S Management Corp., Class B *	2,436	46,016
US Physical Therapy, Inc.	392	46,491

		1,786,212

Health Care Technology - 1.3%
Allscripts Healthcare Solutions, Inc. *	2,012	28,671
Evolent Health, Inc., Class A *(a)	1,307	37,119
Inovalon Holdings, Inc., Class A *(a)	2,353	23,648
Medidata Solutions, Inc. *	1,338	98,089
Omnicell, Inc. *	1,035	74,416
Tabula Rasa HealthCare, Inc. *	2,561	207,928
Teladoc Health, Inc. *(a)	4,468	385,812
Vocera Communications, Inc. *	901	32,958

		888,641

Hotels, Restaurants & Leisure - 4.0%
BJ’s Restaurants, Inc.	1,103	79,637
Boyd Gaming Corp.	5,217	176,595
Brinker International, Inc.	467	21,823
Churchill Downs, Inc.	406	112,746
Cracker Barrel Old Country Store, Inc. (a)	385	56,645
Dave & Buster’s Entertainment, Inc. *	867	57,413
Denny’s Corp. *	2,000	29,440
Dine Brands Global, Inc. (a)	1,238	100,662
Drive Shack, Inc., REIT *	5,264	31,373
Eldorado Resorts, Inc. *	7,283	353,954
Golden Entertainment, Inc. *	1,870	44,899
Jack in the Box, Inc.	818	68,573
Marriott Vacations Worldwide Corp.	982	109,739
Nathan’s Famous, Inc.	443	36,503
Noodles & Co. *	8,403	101,676
Penn National Gaming, Inc. *	4,764	156,831
Planet Fitness, Inc., Class A *	5,837	315,373
RCI Hospitality Holdings, Inc.	2,273	67,304
Red Rock Resorts, Inc., Class A (a)	3,360	89,544
Ruth’s Hospitality Group, Inc.	1,920	60,576
Scientific Games Corp. *	4,057	103,048
SeaWorld Entertainment, Inc. *	2,616	82,221
Shake Shack, Inc., Class A *	1,416	89,222
Sonic Corp.	727	31,508
Texas Roadhouse, Inc.	2,332	161,584
Town Sports International Holdings, Inc. *	9,299	80,436
Wingstop, Inc.	2,345	160,093

		2,779,418

INVESTMENTS	SHARES	VALUE
Household Durables - 0.9%
Cavco Industries, Inc. *	433	$109,549
Helen of Troy Ltd. *	962	125,926
Hooker Furniture Corp.	780	26,364
Installed Building Products, Inc. *	1,672	65,208
KB Home	1,057	25,273
La-Z-Boy, Inc.	722	22,815
LGI Homes, Inc. *(a)	2,234	105,981
MDC Holdings, Inc.	747	22,096
TopBuild Corp. *	1,686	95,799

		599,011

Household Products - 0.3%
Central Garden & Pet Co., Class A *	3,085	102,237
WD-40 Co. (a)	543	93,450

		195,687

Independent Power and Renewable Electricity Producers - 0.0% (b)
Clearway Energy, Inc., Class C	1,476	28,413

Insurance - 2.5%
American Equity Investment Life Holding Co.	1,528	54,030
AMERISAFE, Inc.	907	56,189
Argo Group International Holdings Ltd.	2,019	127,298
CNO Financial Group, Inc.	1,609	34,143
Employers Holdings, Inc.	574	26,002
Enstar Group Ltd. *	673	140,320
Health Insurance Innovations, Inc., Class A *	3,654	225,269
James River Group Holdings Ltd.	2,244	95,639
Kemper Corp.	3,884	312,468
National General Holdings Corp.	1,414	37,952
Primerica, Inc.	1,888	227,598
RLI Corp.	1,284	100,897
Selective Insurance Group, Inc.	768	48,768
Trupanion, Inc. *(a)	2,219	79,285
United Fire Group, Inc.	1,284	65,189
United Insurance Holdings Corp.	2,600	58,188
Universal Insurance Holdings, Inc.	1,100	53,405

		1,742,640

Interactive Media & Services - 0.4%
QuinStreet, Inc. *	7,756	105,249
Travelzoo *	2,494	29,554
TrueCar, Inc. *	2,890	40,749
XO Group, Inc. *	2,632	90,751
Yelp, Inc. *	802	39,459

		305,762

Internet & Direct Marketing Retail - 1.8%
1-800-Flowers.com, Inc., Class A *	3,613	42,633
Etsy, Inc. *	10,006	514,108
Gaia, Inc. *	1,586	24,424
Groupon, Inc. *	14,802	55,804
Lands’ End, Inc. *	832	14,602
Nutrisystem, Inc. (a)	1,547	57,316
Overstock.com, Inc. *(a)	1,956	54,181
PetMed Express, Inc.	584	19,278
Quotient Technology, Inc. *	2,633	40,812
Remark Holdings, Inc. *	7,357	23,469

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Internet & Direct Marketing Retail - 1.8% (continued)
Shutterfly, Inc. *	1,961	$129,210
Shutterstock, Inc.	422	23,033
Stamps.com, Inc. *	1,062	240,224

		1,239,094

IT Services - 1.5%
CACI International, Inc., Class A *	837	154,133
Carbonite, Inc. *	3,115	111,050
CSG Systems International, Inc.	958	38,454
Everi Holdings, Inc. *	11,920	109,306
EVERTEC, Inc.	853	20,557
ExlService Holdings, Inc. *	709	46,936
GTT Communications, Inc. *(a)	1,439	62,453
Limelight Networks, Inc. *	5,392	27,068
ManTech International Corp., Class A	1,205	76,276
MAXIMUS, Inc.	1,045	67,988
Perficient, Inc. *	1,387	36,964
Science Applications International Corp.	553	44,572
Tucows, Inc., Class A *	1,347	75,095
Unisys Corp. *	2,742	55,937
Virtusa Corp. *	1,988	106,775

		1,033,564

Leisure Products - 0.2%
Callaway Golf Co.	2,957	71,826
Johnson Outdoors, Inc., Class A	384	35,708
Malibu Boats, Inc., Class A *	414	22,654
Sturm Ruger & Co., Inc.	385	26,584

		156,772

Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. *(a)	2,058	47,231
Cambrex Corp. *	854	58,413
Codexis, Inc. *(a)	10,086	172,975
Harvard Bioscience, Inc. *	5,732	30,093
Medpace Holdings, Inc. *	2,186	130,963
NeoGenomics, Inc. *	2,416	37,086
Syneos Health, Inc. *	420	21,651

		498,412

Machinery - 3.5%
Alamo Group, Inc.	289	26,475
Albany International Corp., Class A	692	55,014
Barnes Group, Inc.	873	62,009
Chart Industries, Inc. *	1,484	116,242
Columbus McKinnon Corp.	620	24,515
DMC Global, Inc.	2,204	89,923
Douglas Dynamics, Inc.	969	42,539
EnPro Industries, Inc.	521	37,997
Federal Signal Corp.	2,000	53,560
Global Brass & Copper Holdings, Inc.	3,107	114,648
Greenbrier Cos., Inc. (The)	726	43,633
Harsco Corp. *	4,007	114,400
Hillenbrand, Inc.	913	47,750
John Bean Technologies Corp.(a)	1,454	173,462
Kadant, Inc.	620	66,867
Kennametal, Inc.	2,429	105,807
Lydall, Inc. *	737	31,765
Manitowoc Co., Inc. (The) *	1,095	26,269

INVESTMENTS	SHARES	VALUE
Machinery - 3.5% (continued)
Meritor, Inc. *	4,408	$85,339
Mueller Water Products, Inc., Class A	5,126	59,000
Navistar International Corp. *(a)	4,684	180,334
Proto Labs, Inc. *	1,443	233,405
RBC Bearings, Inc. *	504	75,781
Rexnord Corp. *	1,006	30,985
Spartan Motors, Inc.	7,354	108,472
SPX Corp. *	4,606	153,426
SPX FLOW, Inc. *	638	33,176
Standex International Corp.	358	37,321
Sun Hydraulics Corp.	453	24,815
Tennant Co.	497	37,747
Watts Water Technologies, Inc., Class A	425	35,275
Woodward, Inc.	689	55,713

		2,383,664

Marine - 0.2%
Genco Shipping & Trading Ltd. *	4,726	66,164
Safe Bulkers, Inc. (Greece) *	7,778	22,400
Scorpio Bulkers, Inc.	4,339	31,458

		120,022

Media - 0.6%
Gray Television, Inc. *	2,135	37,363
New York Times Co. (The), Class A	7,234	167,467
Nexstar Media Group, Inc., Class A (a)	356	28,978
TechTarget, Inc. *	7,440	144,485

		378,293

Metals & Mining - 1.0%
Allegheny Technologies, Inc. *(a)	4,725	139,624
Carpenter Technology Corp.	777	45,804
Century Aluminum Co. *	4,009	47,988
Cleveland-Cliffs, Inc. *(a)	6,004	76,011
Gold Resource Corp.	6,116	31,436
Kaiser Aluminum Corp.	680	74,161
Materion Corp.	515	31,157
Schnitzer Steel Industries, Inc., Class A	769	20,801
SunCoke Energy, Inc. *	3,986	46,317
Warrior Met Coal, Inc.	4,515	122,086
Worthington Industries, Inc.	1,413	61,268

		696,653

Multiline Retail - 0.8%
Dillard’s, Inc., Class A (a)	676	51,606
Ollie’s Bargain Outlet Holdings, Inc. *	5,105	490,590

		542,196

Multi-Utilities - 0.0% (b)
Unitil Corp.	507	25,806

Oil, Gas & Consumable Fuels - 3.7%
Abraxas Petroleum Corp. *	19,535	45,516
Amyris, Inc. *	5,198	41,272
Arch Coal, Inc., Class A	372	33,257
California Resources Corp. *	5,024	243,815
Callon Petroleum Co. *	1,986	23,812
Carrizo Oil & Gas, Inc. *	1,529	38,531
CVR Energy, Inc.	5,397	217,067

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE

Oil, Gas & Consumable Fuels - 3.7% (continued)
Delek US Holdings, Inc.	4,780	$202,815
Denbury Resources, Inc. *	43,200	267,840
GasLog Ltd. (Monaco)	1,757	34,701
Golar LNG Ltd.	1,216	33,805
HighPoint Resources Corp. *	19,829	96,765
Matador Resources Co. *	1,372	45,345
Northern Oil and Gas, Inc. *(a)	21,610	86,440
Oasis Petroleum, Inc. *	10,892	154,449
Pacific Ethanol, Inc. *	900	1,710
Par Pacific Holdings, Inc. *	1,283	26,173
PDC Energy, Inc. *	847	41,469
Peabody Energy Corp.	5,776	205,857
Penn Virginia Corp. *	1,028	82,795
Renewable Energy Group, Inc. *	734	21,139
Resolute Energy Corp. *(a)	1,632	61,706
REX American Resources Corp. *	300	22,665
Ring Energy, Inc. *	3,361	33,307
SRC Energy, Inc. *	10,058	89,416
Uranium Energy Corp. *	20,939	36,015
W&T Offshore, Inc. *	19,690	189,812
WildHorse Resource Development Corp. *	7,275	171,981

		2,549,475

Paper & Forest Products - 0.5%
Boise Cascade Co.	465	17,112
Louisiana-Pacific Corp.	3,731	98,834
Verso Corp., Class A *	6,115	205,892

		321,838

Personal Products - 0.8%
Inter Parfums, Inc.	315	20,302
Medifast, Inc.	1,259	278,932
USANA Health Sciences, Inc. *	1,846	222,535

		521,769

Pharmaceuticals - 2.5%
Aerie Pharmaceuticals, Inc. *	1,454	89,494
Amphastar Pharmaceuticals, Inc. *	1,336	25,705
ANI Pharmaceuticals, Inc. *	400	22,616
Assembly Biosciences, Inc. *	2,620	97,307
Collegium Pharmaceutical, Inc. *(a)	1,711	25,220
Corcept Therapeutics, Inc. *(a)	5,479	76,815
Cymabay Therapeutics, Inc. *	5,714	63,311
Durect Corp. *	23,677	26,045
Endo International plc*	1,400	23,562
Endocyte, Inc. *	8,959	159,112
Horizon Pharma plc*	4,125	80,767
Intersect ENT, Inc. *	1,881	54,079
Intra-Cellular Therapies, Inc. *	2,531	54,923
Marinus Pharmaceuticals, Inc. *	12,261	122,610
MyoKardia, Inc. *	2,930	191,036
Omeros Corp. *	1,122	27,388
Phibro Animal Health Corp., Class A	2,245	96,310
Reata Pharmaceuticals, Inc., Class A *(a)	1,337	109,313
Revance Therapeutics, Inc. *	805	20,004
Supernus Pharmaceuticals, Inc. *	2,382	119,934
WaVe Life Sciences Ltd. *	1,647	82,350
Zogenix, Inc. *(a)	3,119	154,702

		1,722,603

INVESTMENTS	SHARES	VALUE
Professional Services - 1.8%
ASGN, Inc. *	2,356	$185,959
Exponent, Inc.	1,410	75,576
FTI Consulting, Inc. *	2,526	184,878
Heidrick & Struggles International, Inc.	869	29,416
ICF International, Inc.	295	22,258
Insperity, Inc.	2,810	331,439
Kforce, Inc.	1,137	42,751
Korn/Ferry International	2,978	146,637
TriNet Group, Inc. *	2,764	155,668
Willdan Group, Inc. *	2,362	80,214

		1,254,796

Real Estate Management & Development - 0.4%
HFF, Inc., Class A	1,572	66,778
RE/MAX Holdings, Inc., Class A	817	36,234
RMR Group, Inc. (The), Class A	1,492	138,458

		241,470

Road & Rail - 1.1%
ArcBest Corp.	3,427	166,381
Covenant Transportation Group, Inc., Class A *	1,000	29,060
Heartland Express, Inc.	1,825	36,007
Hertz Global Holdings, Inc. *	1,261	20,592
Marten Transport Ltd.	1,333	28,060
Saia, Inc. *	1,580	120,791
Universal Logistics Holdings, Inc.	5,496	202,253
USA Truck, Inc. *	3,949	79,888
Werner Enterprises, Inc.	1,643	58,080

		741,112

Semiconductors & Semiconductor Equipment - 2.4%
Advanced Energy Industries, Inc. *	1,474	76,132
Amkor Technology, Inc. *	7,188	53,119
Axcelis Technologies, Inc. *	1,873	36,804
AXT, Inc. *	3,076	21,993
Brooks Automation, Inc.	3,242	113,567
Cabot Microelectronics Corp.	773	79,750
CEVA, Inc. *	693	19,924
Cohu, Inc.	1,054	26,455
Cree, Inc. *(a)	7,857	297,545
Diodes, Inc. *	1,888	62,851
Entegris, Inc.	5,309	153,696
FormFactor, Inc. *	1,789	24,599
Integrated Device Technology, Inc. *	4,871	228,986
MaxLinear, Inc. *	2,748	54,630
Nanometrics, Inc. *	818	30,691
Power Integrations, Inc.	424	26,797
Rambus, Inc. *	3,205	34,967
Rudolph Technologies, Inc. *	786	19,218
Semtech Corp. *	2,146	119,318
Silicon Laboratories, Inc. *	1,036	95,105
SMART Global Holdings, Inc. *	2,924	84,036

		1,660,183

Software - 8.4%
8x8, Inc. *	4,163	88,464
ACI Worldwide, Inc. *	1,294	36,413
Alarm.com Holdings, Inc. *	2,412	138,449

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Software - 8.4% (continued)
Alteryx, Inc., Class A *(a)	4,182	$239,252
Appfolio, Inc., Class A *	3,881	304,270
Apptio, Inc., Class A *	4,081	150,834
Blackbaud, Inc.	1,818	184,491
Blackline, Inc. *	655	36,988
Bottomline Technologies DE, Inc. *	5,131	373,075
Box, Inc., Class A *	3,222	77,038
CommVault Systems, Inc. *	357	24,990
Cornerstone OnDemand, Inc. *	360	20,430
Coupa Software, Inc. *	3,578	283,020
Ebix, Inc. (a)	1,032	81,683
eGain Corp. *	5,705	46,210
Ellie Mae, Inc. *(a)	1,154	109,365
Envestnet, Inc. *	1,531	93,314
Everbridge, Inc. *	1,964	113,205
Five9, Inc. *	7,053	308,145
Glu Mobile, Inc. *	14,137	105,321
Hortonworks, Inc. *	5,038	114,917
HubSpot, Inc. *	2,161	326,203
Instructure, Inc. *	1,728	61,171
j2 Global, Inc.	616	51,036
LivePerson, Inc. *	4,871	126,402
MicroStrategy, Inc., Class A *	200	28,124
MINDBODY, Inc., Class A *	4,142	168,372
New Relic, Inc. *	3,717	350,253
Paylocity Holding Corp. *	2,192	176,061
Progress Software Corp.	661	23,327
PROS Holdings, Inc. *	1,046	36,631
Q2 Holdings, Inc. *(a)	1,876	113,592
QAD, Inc., Class A	335	18,978
Qualys, Inc. *	2,725	242,797
Rapid7, Inc. *	3,479	128,445
ShotSpotter, Inc. *(a)	1,733	106,216
SPS Commerce, Inc. *	733	72,743
Trade Desk, Inc. (The), Class A *	2,815	424,812
Upland Software, Inc. *	2,969	95,928
Varonis Systems, Inc. *	2,240	164,080
Verint Systems, Inc. *	900	45,090
Veritone, Inc. *	2,761	28,797
VirnetX Holding Corp. *	80	372
Workiva, Inc. *	533	21,053
Yext, Inc. *	2,341	55,482

		5,795,839

Specialty Retail - 5.0%
Aaron’s, Inc.	2,148	116,980
Abercrombie & Fitch Co., Class A	6,239	131,768
American Eagle Outfitters, Inc.	14,265	354,200
Ascena Retail Group, Inc. *	12,313	56,270
At Home Group, Inc. *(a)	2,835	89,388
Boot Barn Holdings, Inc. *	5,347	151,908
Buckle, Inc. (The)	3,056	70,441
Caleres, Inc.	931	33,386
Carvana Co. *(a)	11,337	669,903
Children’s Place, Inc. (The)	826	105,563
Conn’s, Inc. *	3,466	122,523
Container Store Group, Inc. (The) *	1,772	19,669
DSW, Inc., Class A	4,567	154,730
Express, Inc. *	3,365	37,217

INVESTMENTS	SHARES	VALUE
Specialty Retail - 5.0% (continued)
Five Below, Inc. *	3,647	$474,329
Guess?, Inc.	6,093	137,702
Lithia Motors, Inc., Class A	321	26,213
New York & Co., Inc. *	21,876	84,441
Party City Holdco, Inc. *	1,551	21,016
RH *	1,645	215,512
Shoe Carnival, Inc.	1,726	66,451
Sleep Number Corp. *	1,158	42,591
Tailored Brands, Inc. (a)	4,046	101,919
Tilly’s, Inc., Class A	5,051	95,716
Zumiez, Inc. *	2,447	64,478

		3,444,314

Technology Hardware, Storage & Peripherals - 0.1%
USA Technologies, Inc. *	5,970	42,984

Textiles, Apparel & Luxury Goods - 1.7%
Crocs, Inc. *	9,832	209,323
Deckers Outdoor Corp. *	2,201	260,995
Fossil Group, Inc. *(a)	4,530	105,458
G-III Apparel Group Ltd. *	4,160	200,471
Movado Group, Inc.	2,133	89,373
Oxford Industries, Inc.	831	74,956
Rocky Brands, Inc.	1,617	45,761
Steven Madden Ltd.	947	50,096
Vera Bradley, Inc. *	2,284	34,854
Wolverine World Wide, Inc.	3,321	129,685

		1,200,972

Thrifts & Mortgage Finance - 1.5%
Axos Financial, Inc. *	3,235	111,252
Essent Group Ltd. *	2,281	100,934
Federal Agricultural Mortgage Corp., Class C	480	34,646
First Defiance Financial Corp.	1,450	43,659
HomeStreet, Inc. *	1,444	38,266
Kearny Financial Corp.	3,143	43,531
LendingTree, Inc. *(a)	622	143,122
Meta Financial Group, Inc.	1,311	108,354
MGIC Investment Corp. *	6,288	83,693
NMI Holdings, Inc., Class A *	1,635	37,033
Northwest Bancshares, Inc.	5,435	94,134
Radian Group, Inc.	2,374	49,071
Walker & Dunlop, Inc.	1,468	77,628
Waterstone Financial, Inc.	2,000	34,300

		999,623

Tobacco - 0.1%
Pyxus International, Inc. *	1,872	43,056

Trading Companies & Distributors - 1.1%
Aircastle Ltd.	1,474	32,295
Beacon Roofing Supply, Inc. *	529	19,144
BlueLinx Holdings, Inc. *(a)	1,821	57,343
CAI International, Inc. *	2,335	53,401
DXP Enterprises, Inc. *	1,558	62,429
H&E Equipment Services, Inc.	1,734	65,511
Herc Holdings, Inc. *	433	22,170
MRC Global, Inc. *	3,293	61,810

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE

Trading Companies & Distributors - 1.1% (continued)
Rush Enterprises, Inc., Class A	1,230	$48,351
SiteOne Landscape Supply, Inc. *	2,272	171,172
Systemax, Inc.	2,922	96,251
Triton International Ltd.	2,128	70,799

		760,676

Water Utilities - 0.2%
American States Water Co.	1,106	67,621
Cadiz, Inc. *	2,241	24,987
Middlesex Water Co.	1,085	52,536

		145,144

Wireless Telecommunication Services - 0.5%
Boingo Wireless, Inc. *	3,806	132,829
NII Holdings, Inc. *(a)	20,496	120,107
Shenandoah Telecommunications Co.	2,014	78,042

		330,978

TOTAL COMMON STOCKS (Cost $49,851,864)		66,908,396

SHORT-TERM INVESTMENTS - 2.7%

Investment Companies - 2.7%
Limited Purpose Cash Investment Fund, 2.06% (c)
(Cost $1,834,051)	1,834,308	1,834,124

SECURITIES LENDING COLLATERAL - 12.7%

Investment Companies - 12.7%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.97% (c)(d)	1,066,907	1,066,907
Limited Purpose Cash Investment Fund 2.06% (c)(d)	7,655,700	7,654,935

TOTAL SECURITIES LENDING COLLATERAL (Cost $8,722,607)		8,721,842

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 112.7% (Cost $60,408,522)		77,464,362

LIABILITIES IN EXCESS OF OTHER ASSETS - (12.7)% (e)		(8,715,933)

NET ASSETS - 100.0%		$68,748,429

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$2,353,588	3.4%
Consumer Discretionary	11,512,267	16.8
Consumer Staples	1,726,664	2.5
Energy	3,528,500	5.1
Financials	6,492,536	9.4
Health Care	17,460,481	25.4
Industrials	9,173,995	13.3
Information Technology	10,283,232	15.0
Materials	2,141,583	3.1
Real Estate	1,427,530	2.1
Utilities	808,020	1.2
Short-Term Investments	1,834,124	2.7
Securities Lending Collateral	8,721,842	12.7

Total Investments In Securities At Value	77,464,362	112.7
Liabilities in Excess of Other Assets (e)	(8,715,933)	(12.7)

Net Assets	$68,748,429	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2018. The total value of securities on loan at September 30, 2018 was $8,434,961.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of September 30, 2018.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820 (See Note 4).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR TM SMALL CAP MOMENTUM STYLE FUND

Futures contracts outstanding as of September 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index	14	12/2018	USD	$1,190,560	$(12,493)

					$(12,493)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at September 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
GSCO
Cash	$—	$69,208	$69,208

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 96.7%

Australia - 5.4%
AGL Energy Ltd.	14,330	$202,144
Alumina Ltd.	157,524	315,337
Amcor Ltd.	28,362	280,308
Aristocrat Leisure Ltd.	16,818	345,391
BHP Billiton plc	15,882	346,570
BlueScope Steel Ltd.	13,466	165,157
Caltex Australia Ltd.	6,874	148,505
CIMIC Group Ltd.	1,392	51,664
Cochlear Ltd.	852	123,537
Computershare Ltd.	4,413	63,552
CSL Ltd.	9,109	1,323,533
Dexus, REIT	12,369	94,494
Flight Centre Travel Group Ltd.	1,887	72,464
Goodman Group, REIT	9,510	71,340
Insurance Australia Group Ltd.	27,972	147,880
Macquarie Group Ltd.	2,588	235,426
Medibank Pvt Ltd.	36,704	77,178
Oil Search Ltd.	9,518	62,171
Origin Energy Ltd. *	51,235	305,394
Ramsay Health Care Ltd.	4,824	191,392
REA Group Ltd.	962	59,685
Rio Tinto plc	13,589	685,450
Santos Ltd.	39,363	206,663
South32 Ltd.	120,841	339,600
Treasury Wine Estates Ltd.	52,959	668,444
Wesfarmers Ltd.	6,805	245,043
Woodside Petroleum Ltd.	3,381	94,319

		6,922,641

Austria - 0.5%
ANDRITZ AG	2,003	116,826
OMV AG	6,031	338,333
Raiffeisen Bank International AG	8,448	243,146

		698,305

Belgium - 0.7%
Ageas	9,048	486,408
Colruyt SA	624	35,314
Umicore SA	7,052	393,914

		915,636

Canada - 9.7%
Alimentation Couche-Tard, Inc., Class B (1)	2,207	110,397
BlackBerry Ltd. (1)*	7,514	85,050
Bombardier, Inc., Class B (1)*	86,336	307,472
Brookfield Asset Management, Inc., Class A (1)	4,940	219,874
CAE, Inc. (1)	3,067	62,259
Canadian Imperial Bank of Commerce (1)	2,202	206,331
Canadian National Railway Co. (1)	2,046	183,588
Canadian Natural Resources Ltd. (1)	24,816	810,773
Canadian Pacific Railway Ltd. (1)	1,804	381,610
Canadian Tire Corp. Ltd., Class A (1)	1,511	177,041
CCL Industries, Inc., Class B (1)	5,217	235,152
Cenovus Energy, Inc. (1)	12,854	129,072
CGI Group, Inc., Class A (1)*	3,368	217,154
Constellation Software, Inc. (1)	723	531,689
Dollarama, Inc. (1)	16,098	507,125

INVESTMENTS	SHARES	VALUE
Canada - 9.7% (continued)
Empire Co. Ltd., Class A (1)	4,422	$80,590
Encana Corp. (1)	13,462	176,450
Fairfax Financial Holdings Ltd. (1)	329	178,742
Finning International, Inc. (1)	4,203	102,663
Fortis, Inc. (1)	7,587	245,998
Franco-Nevada Corp. (1)	1,902	118,981
Gildan Activewear, Inc. (1)	2,257	68,672
Husky Energy, Inc. (1)	7,055	123,878
Imperial Oil Ltd. (1)(a)	6,093	197,180
International Petroleum Corp. *	3,493	22,780
Magna International, Inc. (1)	7,886	414,249
Manulife Financial Corp. (1)	7,335	131,123
Methanex Corp. (1)	2,303	181,794
National Bank of Canada (1)	5,523	275,840
Nutrien Ltd. (1)	6,033	348,346
Onex Corp. (1)	1,464	100,116
Open Text Corp. (1)	1,890	71,918
Pembina Pipeline Corp. (1)	3,384	114,988
Restaurant Brands International, Inc. (1)	4,206	249,042
Rogers Communications, Inc., Class B (1)	7,436	382,436
Royal Bank of Canada (1)	1,750	140,282
Shopify, Inc., Class A (1)*	4,859	798,642
Sun Life Financial, Inc. (1)	6,877	273,398
Suncor Energy, Inc. (1)	47,579	1,841,054
Teck Resources Ltd., Class B (1)	4,969	119,758
Toronto-Dominion Bank (The) (1)	22,163	1,346,784
West Fraser Timber Co. Ltd. (1)	911	51,847
WSP Global, Inc. (1)	2,856	156,304

		12,478,442

Chile - 0.0% (b)
Antofagasta plc	3,557	39,527

China - 0.4%
BOC Hong Kong Holdings Ltd.	89,500	424,796
Minth Group Ltd. (a)	14,000	57,597
Yangzijiang Shipbuilding Holdings Ltd.	45,600	41,340

		523,733

Denmark - 2.3%
Carlsberg A/S, Class B	874	104,815
Chr Hansen Holding A/S	1,773	179,757
Coloplast A/S, Class B	914	93,370
DSV A/S	4,230	384,383
Genmab A/S *	317	49,792
H Lundbeck A/S	3,070	189,506
ISS A/S	1,327	46,622
Novo Nordisk A/S, Class B	13,374	629,448
Novozymes A/S, Class B	1,164	63,844
Orsted A/S (c)	10,618	721,523
Pandora A/S	641	39,981
Tryg A/S	11,965	297,939
William Demant Holding A/S *	3,964	148,802

		2,949,782

Finland - 1.6%
Elisa OYJ	1,415	59,988
Fortum OYJ	22,341	559,896
Kone OYJ, Class B	2,741	146,311

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Finland - 1.6% (continued)
Metso OYJ	1,670	$59,105
Neste OYJ	3,922	323,272
Nokian Renkaat OYJ	1,449	59,310
Sampo OYJ, Class A	3,563	184,382
Stora Enso OYJ, Class R	12,318	235,226
UPM-Kymmene OYJ	7,635	299,437
Wartsila OYJ Abp	5,676	110,453

		2,037,380

France - 4.8%
Accor SA	917	47,108
Airbus SE	10,257	1,287,690
AXA SA	6,712	179,853
BNP Paribas SA	10,463	640,719
Capgemini SE	1,863	234,548
Credit Agricole SA	26,078	374,871
Dassault Systemes SE	2,145	320,972
Essilor International Cie Generale d’Optique SA	726	107,462
Hermes International	304	201,407
Iliad SA (a)	513	67,010
L’Oreal SA	548	132,116
LVMH Moet Hennessy Louis Vuitton SE	1,666	588,716
Orange SA	18,570	295,479
Peugeot SA	2,366	63,825
Renault SA	555	48,009
Safran SA	2,841	397,808
Sanofi	811	72,461
Societe Generale SA	5,264	226,038
TOTAL SA	10,152	660,091
Valeo SA	5,598	242,398

		6,188,581

Germany - 7.8%
1&1 Drillisch AG	1,015	49,341
adidas AG	4,540	1,110,301
Allianz SE (Registered)	4,554	1,013,569
Axel Springer SE	845	56,808
BASF SE	1,815	161,051
Beiersdorf AG	526	59,292
Brenntag AG	669	41,258
Continental AG	988	171,660
Covestro AG (c)	3,603	291,653
Deutsche Boerse AG	2,453	327,983
Deutsche Post AG (Registered)	6,482	230,463
Deutsche Wohnen SE	9,053	434,831
E.ON SE	67,552	687,392
Fraport AG Frankfurt Airport Services Worldwide	1,128	99,582
Fresenius Medical Care AG & Co. KGaA	459	47,159
Hannover Rueck SE	3,192	450,545
HeidelbergCement AG	577	45,068
HOCHTIEF AG	255	42,273
HUGO BOSS AG	1,731	133,175
Infineon Technologies AG	33,811	769,399
KION Group AG	804	49,366
LANXESS AG	1,584	115,867
MAN SE	419	45,549
MTU Aero Engines AG	445	100,249

INVESTMENTS	SHARES	VALUE
Germany - 7.8% (continued)
Puma SE	380	$187,494
RWE AG	13,533	334,122
SAP SE	7,794	958,378
Siemens AG (Registered)	1,201	153,564
Symrise AG	943	85,982
United Internet AG (Registered)	2,114	99,950
Vonovia SE	9,941	486,197
Wirecard AG	5,088	1,100,784
Zalando SE *(c)	3,246	126,134

		10,066,439

Hong Kong - 3.7%
AIA Group Ltd.	191,600	1,708,481
ASM Pacific Technology Ltd.	7,400	75,619
CK Asset Holdings Ltd.	34,500	258,619
CK Hutchison Holdings Ltd.	7,000	80,575
CLP Holdings Ltd. (a)	26,000	304,479
Galaxy Entertainment Group Ltd.	50,000	315,854
Hang Seng Bank Ltd.	2,400	65,122
Henderson Land Development Co. Ltd.	21,961	110,290
Hong Kong Exchanges & Clearing Ltd.	18,900	540,059
Link REIT	30,500	300,302
MTR Corp. Ltd.	19,500	102,549
New World Development Co. Ltd.	39,000	52,971
PCCW Ltd.	75,000	43,697
Power Assets Holdings Ltd.	7,000	48,657
Shangri-La Asia Ltd.	32,000	47,364
Sun Hung Kai Properties Ltd.	13,000	188,659
Techtronic Industries Co. Ltd.	27,500	175,414
WH Group Ltd. (c)	251,500	176,567
Wharf Holdings Ltd. (The)	16,000	43,563
Wharf Real Estate Investment Co. Ltd.	16,000	103,081
Wheelock & Co. Ltd.	9,000	54,109

		4,796,031

Italy - 1.7%
Assicurazioni Generali SpA	6,913	119,041
Atlantia SpA	3,173	65,829
Enel SpA	102,597	524,428
Eni SpA	18,286	344,683
Ferrari NV (a)	3,660	502,725
Intesa Sanpaolo SpA	78,923	201,090
Mediobanca Banca di Credito Finanziario SpA	8,681	86,391
Moncler SpA	2,560	110,150
Prysmian SpA	2,292	53,215
Recordati SpA	1,120	37,872
Terna Rete Elettrica Nazionale SpA	23,336	124,658

		2,170,082

Japan - 29.1%
Aeon Co. Ltd.	5,400	130,115
AGC, Inc.	3,300	136,958
Aisin Seiki Co. Ltd.	1,800	87,695
Alfresa Holdings Corp.	1,900	50,893
ANA Holdings, Inc. (a)	9,000	314,411
Asahi Group Holdings Ltd.	9,400	407,840
Asahi Kasei Corp.	24,200	366,923
Astellas Pharma, Inc.	17,700	309,095

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Japan - 29.1% (continued)
Bank of Kyoto Ltd. (The)	1,000	$52,197
Benesse Holdings, Inc.	2,100	59,799
Bridgestone Corp.	7,300	275,892
Brother Industries Ltd.	6,600	130,318
Canon, Inc.	15,200	481,985
Central Japan Railway Co.	1,600	333,117
Chiba Bank Ltd. (The)	15,000	102,443
Chugai Pharmaceutical Co. Ltd.	7,600	488,553
Coca-Cola Bottlers Japan Holdings, Inc.	2,200	58,881
CyberAgent, Inc.	3,200	170,293
Daicel Corp.	3,400	39,495
Daifuku Co. Ltd.	5,700	290,498
Dai-ichi Life Holdings, Inc.	7,000	145,917
Daiichi Sankyo Co. Ltd.	12,800	554,853
Daikin Industries Ltd.	3,100	412,621
Daito Trust Construction Co. Ltd.	900	115,979
Daiwa House Industry Co. Ltd.	10,100	299,302
Denso Corp.	4,800	253,574
Disco Corp.	700	117,224
Don Quijote Holdings Co. Ltd.	1,300	65,785
Eisai Co. Ltd.	3,800	370,185
FANUC Corp.	1,000	188,133
Fast Retailing Co. Ltd.	800	405,279
Fuji Electric Co. Ltd.	1,200	48,068
FUJIFILM Holdings Corp.	2,000	89,978
Fujitsu Ltd.	600	42,744
Fukuoka Financial Group, Inc.	2,400	66,001
Hikari Tsushin, Inc.	400	79,054
Hisamitsu Pharmaceutical Co., Inc.	700	53,685
Hitachi Construction Machinery Co. Ltd.	5,300	177,190
Hitachi Ltd.	14,600	496,278
Honda Motor Co. Ltd.	1,500	45,174
Hoshizaki Corp.	1,200	124,205
Hoya Corp.	6,900	409,798
Idemitsu Kosan Co. Ltd.	9,200	487,089
IHI Corp.	1,200	45,464
Iida Group Holdings Co. Ltd.	2,400	42,654
Inpex Corp.	15,100	188,668
ITOCHU Corp.	27,600	505,166
Japan Airlines Co. Ltd.	2,300	82,667
JFE Holdings, Inc.	5,900	135,346
JXTG Holdings, Inc.	69,800	527,953
Kajima Corp.	10,500	152,676
Kakaku.com, Inc.	3,100	60,568
Kaneka Corp.	1,400	64,676
Kansai Electric Power Co., Inc. (The)	17,900	270,183
Kao Corp.	8,700	702,767
Keihan Holdings Co. Ltd.	2,600	99,293
Keisei Electric Railway Co. Ltd.	2,700	95,034
Keyence Corp.	2,100	1,219,862
Kikkoman Corp.	2,900	172,714
Kirin Holdings Co. Ltd.	18,600	477,052
Kobayashi Pharmaceutical Co. Ltd.	800	58,897
Koito Manufacturing Co. Ltd.	5,000	328,334
Komatsu Ltd.	13,600	413,860
Konami Holdings Corp.	3,000	117,469
Kose Corp.	1,900	362,036
Kyocera Corp.	1,300	78,028
Kyowa Hakko Kirin Co. Ltd.	2,300	43,158

INVESTMENTS	SHARES	VALUE
Japan - 29.1% (continued)
Lion Corp.	4,900	$108,827
M3, Inc.	13,600	308,426
Mabuchi Motor Co. Ltd.	900	36,305
Makita Corp.	1,300	65,099
Marubeni Corp.	8,300	75,909
Marui Group Co. Ltd.	3,700	91,293
McDonald’s Holdings Co. Japan Ltd.	3,000	131,746
MEIJI Holdings Co. Ltd.	1,100	73,933
MINEBEA MITSUMI, Inc.	13,700	248,323
MISUMI Group, Inc.	8,400	217,346
Mitsubishi Chemical Holdings Corp.	29,200	279,461
Mitsubishi Corp.	19,900	612,974
Mitsubishi Electric Corp.	7,100	97,265
Mitsubishi Gas Chemical Co., Inc.	10,600	225,653
Mitsubishi Motors Corp.	20,000	141,290
Mitsubishi Tanabe Pharma Corp.	4,300	71,968
Mitsui & Co. Ltd.	13,400	238,127
Mitsui Chemicals, Inc.	2,000	50,010
Nabtesco Corp.	2,200	58,494
Nexon Co. Ltd. *	19,000	248,359
Nidec Corp.	5,700	819,636
Nintendo Co. Ltd.	1,200	436,600
Nippon Electric Glass Co. Ltd.	1,600	50,297
Nippon Express Co. Ltd.	1,000	65,674
Nippon Paint Holdings Co. Ltd.	2,900	108,246
Nippon Telegraph & Telephone Corp.	3,000	135,391
Nisshin Seifun Group, Inc.	5,000	109,653
Nissin Foods Holdings Co. Ltd.	900	61,908
Nitori Holdings Co. Ltd.	2,700	386,926
Nitto Denko Corp.	800	59,980
Nomura Research Institute Ltd.	3,150	159,069
NSK Ltd.	5,000	57,312
NTT Data Corp.	12,500	173,040
NTT DOCOMO, Inc.	1,500	40,316
Obayashi Corp.	15,000	142,070
Obic Co. Ltd.	2,600	245,912
Omron Corp.	4,100	173,257
Oracle Corp. Japan	1,300	104,744
Oriental Land Co. Ltd.	5,700	595,964
Otsuka Corp.	5,100	190,230
Otsuka Holdings Co. Ltd.	5,500	277,415
Panasonic Corp.	24,300	281,667
Park24 Co. Ltd.	2,900	87,650
Persol Holdings Co. Ltd.	6,200	145,517
Pola Orbis Holdings, Inc.	5,200	189,920
Recruit Holdings Co. Ltd.	29,800	995,364
Renesas Electronics Corp. *	6,500	40,697
Resona Holdings, Inc.	7,700	43,231
Rohm Co. Ltd.	3,000	219,480
Ryohin Keikaku Co. Ltd.	900	267,515
Santen Pharmaceutical Co. Ltd.	3,800	60,252
Secom Co. Ltd.	700	57,044
Shimadzu Corp.	5,900	184,892
Shimano, Inc.	1,100	177,374
Shimizu Corp.	12,000	109,563
Shin-Etsu Chemical Co. Ltd.	2,700	238,702
Shionogi & Co. Ltd.	4,300	281,090
Shiseido Co. Ltd.	12,500	968,099
SMC Corp.	800	256,057

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Japan - 29.1% (continued)
SoftBank Group Corp.	1,100	$109,890
Sohgo Security Services Co. Ltd.	2,000	87,883
Sony Corp.	24,700	1,501,456
Sony Financial Holdings, Inc.	2,900	63,951
Stanley Electric Co. Ltd.	1,500	51,282
SUMCO Corp.	7,200	104,887
Sumitomo Chemical Co. Ltd.	17,000	99,490
Sumitomo Corp.	14,100	234,980
Sumitomo Dainippon Pharma Co. Ltd.	1,900	43,636
Sumitomo Heavy Industries Ltd.	4,800	171,320
Sumitomo Metal Mining Co. Ltd.	5,200	182,335
Sumitomo Realty & Development Co. Ltd.	3,000	107,623
Sundrug Co. Ltd.	1,400	49,956
Suzuki Motor Corp.	9,300	532,994
Sysmex Corp.	2,800	241,454
T&D Holdings, Inc.	10,800	178,358
Taisei Corp.	4,100	186,892
Taisho Pharmaceutical Holdings Co. Ltd.	500	61,167
Takeda Pharmaceutical Co. Ltd.	5,300	226,618
TDK Corp.	900	98,063
Terumo Corp.	6,100	361,023
THK Co. Ltd.	1,800	45,803
Tokyo Electron Ltd.	3,800	523,718
Toray Industries, Inc.	5,000	37,515
Tosoh Corp.	5,300	81,630
TOTO Ltd.	3,500	145,160
Toyota Motor Corp.	31,000	1,931,386
Toyota Tsusho Corp.	3,100	117,046
Trend Micro, Inc.	3,700	237,998
Tsuruha Holdings, Inc.	700	86,163
USS Co. Ltd.	4,900	90,963
West Japan Railway Co.	1,000	69,710
Yakult Honsha Co. Ltd.	3,700	303,439
Yamaha Corp.	6,000	317,927
Yamaha Motor Co. Ltd.	6,000	168,257
Yamato Holdings Co. Ltd.	4,800	147,379
Yaskawa Electric Corp.	9,800	291,071
Yokogawa Electric Corp.	2,900	61,344
ZOZO, Inc.	10,400	314,596

		37,624,967

Luxembourg - 0.2%
ArcelorMittal	7,713	239,460
Tenaris SA	3,839	64,293

		303,753

Macau - 0.3%
MGM China Holdings Ltd. (a)	27,600	43,574
Sands China Ltd.	45,200	203,558
SJM Holdings Ltd.	47,000	43,304
Wynn Macau Ltd.	40,000	91,864

		382,300

Netherlands - 6.1%
ASML Holding NV	8,315	1,561,180
EXOR NV	2,559	170,738
Heineken NV	385	36,132
Koninklijke Ahold Delhaize NV	7,831	179,663
Koninklijke DSM NV	2,304	244,024

INVESTMENTS	SHARES	VALUE
Netherlands - 6.1% (continued)
Koninklijke Philips NV	15,798	$720,096
Koninklijke Vopak NV	760	37,442
NN Group NV	3,452	154,071
Randstad NV	1,696	90,523
Royal Dutch Shell plc, Class A	99,599	3,415,098
Royal Dutch Shell plc, Class B	22,851	799,935
Wolters Kluwer NV	7,280	453,835

		7,862,737

Norway - 2.0%
DNB ASA	1,811	38,112
Equinor ASA	77,715	2,185,056
Marine Harvest ASA	6,051	140,214
Norsk Hydro ASA	22,252	133,442
Telenor ASA	4,865	95,138

		2,591,962

Portugal - 0.5%
Galp Energia SGPS SA	29,307	581,094

Singapore - 1.9%
CapitaLand Commercial Trust, REIT	39,000	50,811
City Developments Ltd.	10,300	68,672
DBS Group Holdings Ltd.	48,400	923,334
Genting Singapore Ltd.	130,400	101,078
Keppel Corp. Ltd.	25,400	129,318
Oversea-Chinese Banking Corp. Ltd.	57,600	481,979
Singapore Telecommunications Ltd.	54,500	129,148
United Overseas Bank Ltd.	24,500	484,327
UOL Group Ltd.	9,700	48,919

		2,417,586

South Africa - 0.5%
Anglo American plc	27,870	623,479

Spain - 0.9%
Aena SME SA (c)	716	124,052
Amadeus IT Group SA	7,796	722,603
Ferrovial SA	7,001	144,873
Grifols SA	3,042	85,534
Iberdrola SA	17,701	130,011

		1,207,073

Sweden - 2.4%
Assa Abloy AB, Class B	10,741	215,291
Atlas Copco AB, Class A	16,607	477,587
Boliden AB	11,374	316,321
Electrolux AB, Series B	1,668	36,745
Epiroc AB, Class A *	16,607	185,453
Hexagon AB, Class B	3,302	193,321
Kinnevik AB, Class B	2,239	67,610
Lundin Petroleum AB	12,379	471,853
Sandvik AB	29,575	523,604
Swedish Match AB	5,661	289,364
Tele2 AB, Class B	7,236	86,965
Telefonaktiebolaget LM Ericsson, Class B	5,916	52,361
Volvo AB, Class B	13,588	239,651

		3,156,126

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Switzerland - 5.7%
ABB Ltd. (Registered)	10,867	$257,056
Baloise Holding AG (Registered)	623	94,939
Barry Callebaut AG (Registered)	80	151,491
Chocoladefabriken Lindt & Spruengli AG	9	62,986
Cie Financiere Richemont SA (Registered)	9,450	770,462
Coca-Cola HBC AG *	2,201	74,986
EMS-Chemie Holding AG (Registered)	460	274,339
Geberit AG (Registered)	528	245,067
Givaudan SA (Registered)	118	290,349
Glencore plc *	131,000	564,699
Julius Baer Group Ltd. *	1,875	93,705
Kuehne + Nagel International AG (Registered)	582	92,349
LafargeHolcim Ltd. (Registered) *	974	48,220
Lonza Group AG (Registered)*(a)	2,711	927,426
Partners Group Holding AG	1,400	1,109,805
Schindler Holding AG	335	83,601
Sika AG (Registered)	3,240	471,483
Sonova Holding AG (Registered)	662	131,386
STMicroelectronics NV	13,589	248,714
Straumann Holding AG (Registered)	850	640,359
Swatch Group AG (The)	1,069	424,857
Swisscom AG (Registered)	108	48,984
Vifor Pharma AG	377	65,361
Zurich Insurance Group AG	492	155,130

		7,327,754

United Kingdom - 8.0%
3i Group plc	5,219	63,906
Admiral Group plc	1,746	47,329
Ashtead Group plc	4,765	151,185
Associated British Foods plc	1,417	42,291
AstraZeneca plc	3,436	267,816
Auto Trader Group plc (c)	29,518	171,714
BAE Systems plc	37,113	304,326
Barratt Developments plc	7,602	56,140
BP plc	188,276	1,443,086
British American Tobacco plc	28,247	1,316,889
Bunzl plc	6,811	214,125
CNH Industrial NV	14,972	179,670
Compass Group plc	27,316	607,325
Diageo plc	1,887	66,853
Direct Line Insurance Group plc	42,210	178,160
Experian plc	5,258	134,921
Fiat Chrysler Automobiles NV *	35,383	618,814
HSBC Holdings plc	147,837	1,289,935
International Consolidated Airlines Group SA	30,216	259,210
Intertek Group plc	3,758	244,467
Legal & General Group plc	45,149	154,129
Persimmon plc	12,600	387,920
Prudential plc	20,491	469,819
Reckitt Benckiser Group plc	5,607	512,200
Sage Group plc (The)	32,325	246,884
Smith & Nephew plc	3,009	54,898
Standard Chartered plc	21,181	175,489
Taylor Wimpey plc	76,759	171,572
Vodafone Group plc	183,657	393,508
Whitbread plc	1,309	80,454

		10,305,035

INVESTMENTS	SHARES	VALUE
United States - 0.3%
Bausch Health Cos., Inc. (1)*	12,552	$322,339
QIAGEN NV *	1,704	64,535

		386,874

Zambia - 0.2%
First Quantum Minerals Ltd. (1)	17,104	194,789

TOTAL COMMON STOCKS (Cost $107,701,203)		124,752,108

SHORT-TERM INVESTMENTS - 2.8%

Investment Companies - 2.8%
Limited Purpose Cash Investment Fund, 2.06% (1)(d)
(Cost $3,656,911)	3,657,783	3,657,418

SECURITIES LENDING COLLATERAL - 1.1%

Investment Companies - 1.1%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.97% (1)(d)(e)	180,858	180,858
Limited Purpose Cash Investment Fund 2.06% (1)(d)(e)	1,297,767	1,297,638

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,478,626)		1,478,496

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.6% (Cost $112,836,740)		129,888,022

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)% (f)		(768,555)

NET ASSETS - 100.0%		$129,119,467

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$3,358,736	2.6%
Consumer Discretionary	18,326,145	14.2
Consumer Staples	8,807,847	6.8
Energy	16,101,176	12.5
Financials	17,708,028	13.7
Health Care	10,507,352	8.1
Industrials	18,662,000	14.6
Information Technology	13,767,886	10.7
Materials	10,469,688	8.1
Real Estate	2,889,759	2.2
Utilities	4,153,491	3.2
Short-Term Investments	3,657,418	2.8
Securities Lending Collateral	1,478,496	1.1

Total Investments In Securities At Value	129,888,022	100.6
Liabilities in Excess of Other Assets (f)	(768,555)	(0.6)

Net Assets	$129,119,467	100.0%

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2018. The total value of securities on loan at September 30, 2018 was $1,405,879.
(b)	Represents less than 0.05% of net assets.
(c)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2018 amounted to $1,611,643, which represents approximately 1.25% of net assets of the fund.

(d)	Represents 7-day effective yield as of September 30, 2018.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan (See Note 3).
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

OYJ - Public Traded Company

REIT - Real Estate Investment Trust

Futures contracts outstanding as of September 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index	35	12/2018	USD	$3,457,125	$20,679

					$20,679

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at September 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$121,749	$121,749

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 96.2%

Aerospace & Defense - 3.9%
Boeing Co. (The)	51,963	$19,325,040
Curtiss-Wright Corp.	24,126	3,315,395
General Dynamics Corp.	35,818	7,332,661
Harris Corp.	7,261	1,228,634
Huntington Ingalls Industries, Inc.	1,805	462,224
Lockheed Martin Corp.	23,009	7,960,194
Northrop Grumman Corp.	28,065	8,906,989
Raytheon Co.	128,558	26,567,796
Teledyne Technologies, Inc. *	11,285	2,783,784
United Technologies Corp.	30,524	4,267,560

		82,150,277

Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	25,824	2,528,686
Expeditors International of Washington, Inc.	71,959	5,291,145
FedEx Corp.	4,513	1,086,685
United Parcel Service, Inc., Class B	6,285	733,774

		9,640,290

Airlines - 0.2%
Southwest Airlines Co.	81,070	5,062,822

Banks - 4.4%
Bank of Hawaii Corp.	19,357	1,527,461
BB&T Corp.	52,967	2,571,018
BOK Financial Corp. (a)	3,011	292,910
Commerce Bancshares, Inc.	34,850	2,300,797
East West Bancorp, Inc.	71,950	4,343,621
JPMorgan Chase & Co.	131,344	14,820,857
M&T Bank Corp.	49,427	8,132,719
PacWest Bancorp	10,904	519,576
PNC Financial Services Group, Inc. (The)	82,260	11,202,989
SunTrust Banks, Inc.	110,383	7,372,481
SVB Financial Group *	23,108	7,182,660
TCF Financial Corp.	103,623	2,467,264
US Bancorp	359,215	18,970,144
Wells Fargo & Co.	239,599	12,593,323

		94,297,820

Beverages - 3.0%
Brown-Forman Corp., Class B	58,785	2,971,582
Coca-Cola Co. (The)	473,086	21,851,842
Constellation Brands, Inc., Class A	46,232	9,968,544
Monster Beverage Corp. *	76,753	4,473,165
PepsiCo, Inc.	221,604	24,775,327

		64,040,460

Biotechnology - 1.0%
AbbVie, Inc.	9,784	925,371
Amgen, Inc.	26,031	5,395,966
Biogen, Inc. *	25,508	9,012,231
Gilead Sciences, Inc.	38,032	2,936,451
Vertex Pharmaceuticals, Inc. *	11,076	2,134,788

		20,404,807

Capital Markets - 2.7%
BlackRock, Inc.	14,181	6,683,931

INVESTMENTS	SHARES	VALUE
Capital Markets - 2.7% (continued)
Cboe Global Markets, Inc.	31,091	$2,983,492
CME Group, Inc.	102,933	17,520,226
FactSet Research Systems, Inc.	7,520	1,682,299
Intercontinental Exchange, Inc.	104,317	7,812,300
MarketAxess Holdings, Inc.	9,268	1,654,245
MSCI, Inc.	2,198	389,947
S&P Global, Inc.	31,179	6,092,065
SEI Investments Co.	11,120	679,432
T. Rowe Price Group, Inc.	108,842	11,883,370

		57,381,307

Chemicals - 2.8%
Air Products & Chemicals, Inc.	50,037	8,358,681
Ecolab, Inc.	80,722	12,655,595
Huntsman Corp.	14,376	391,458
LyondellBasell Industries NV, Class A	58,306	5,976,948
PPG Industries, Inc.	26,741	2,918,245
Praxair, Inc.	127,998	20,573,119
Sherwin-Williams Co. (The)	19,428	8,843,820

		59,717,866

Commercial Services & Supplies - 2.0%
Cintas Corp.	50,045	9,899,401
Copart, Inc. *	66,509	3,427,209
Republic Services, Inc.	140,313	10,195,143
Rollins, Inc.	44,829	2,720,672
Waste Management, Inc.	182,746	16,512,928

		42,755,353

Communications Equipment - 1.3%
Arista Networks, Inc. *	17,410	4,628,623
Cisco Systems, Inc.	190,943	9,289,377
F5 Networks, Inc. *	54,899	10,947,958
Palo Alto Networks, Inc. *	7,688	1,731,799
Ubiquiti Networks, Inc. (a)	5,328	526,726

		27,124,483

Consumer Finance - 0.6%
American Express Co.	45,711	4,867,764
Credit Acceptance Corp. *	6,069	2,658,647
Discover Financial Services	69,059	5,279,561

		12,805,972

Containers & Packaging - 0.1%
Avery Dennison Corp.	15,124	1,638,685

Distributors - 0.1%
Pool Corp.	10,717	1,788,453

Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. *	15,059	1,774,552
Grand Canyon Education, Inc. *	7,757	874,990

		2,649,542

Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	179,905	9,605,128

Electric Utilities - 5.5%
Alliant Energy Corp.	42,277	1,799,732
American Electric Power Co., Inc.	190,164	13,478,824

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE

Electric Utilities - 5.5% (continued)
Avangrid, Inc.	40,399	$1,936,324
Duke Energy Corp.	189,541	15,167,071
Evergy, Inc.	79,393	4,360,264
Eversource Energy	81,462	5,005,025
Exelon Corp.	151,388	6,609,600
NextEra Energy, Inc.	183,018	30,673,817
OGE Energy Corp.	157,972	5,737,543
Pinnacle West Capital Corp.	94,042	7,446,246
Southern Co. (The)	207,304	9,038,454
Xcel Energy, Inc.	341,149	16,105,644

		117,358,544

Electrical Equipment - 0.9%
Emerson Electric Co.	116,682	8,935,508
Rockwell Automation, Inc.	59,943	11,240,511

		20,176,019

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	19,003	1,786,662
Dolby Laboratories, Inc., Class A	26,488	1,853,365
FLIR Systems, Inc.	83,532	5,134,712
IPG Photonics Corp. *	1,817	283,579
National Instruments Corp.	45,993	2,222,842

		11,281,160

Entertainment - 0.9%
Activision Blizzard, Inc.	29,124	2,422,826
Walt Disney Co. (The)	138,530	16,199,698

		18,622,524

Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	83,174	19,535,909
Sysco Corp.	164,548	12,053,141
Walmart, Inc.	213,542	20,053,729

		51,642,779

Food Products - 2.2%
Flowers Foods, Inc.	103,542	1,932,094
Hershey Co. (The)	75,199	7,670,298
Hormel Foods Corp. (a)	277,828	10,946,423
Ingredion, Inc.	58,046	6,092,508
Kellogg Co.	13,287	930,356
Lamb Weston Holdings, Inc.	97,662	6,504,289
McCormick & Co., Inc. (Non-Voting)	67,964	8,954,257
Mondelez International, Inc., Class A	102,020	4,382,779

		47,413,004

Gas Utilities - 0.4%
Atmos Energy Corp.	38,449	3,610,746
UGI Corp.	79,711	4,422,366

		8,033,112

Health Care Equipment & Supplies - 5.6%
Abbott Laboratories	163,950	12,027,372
ABIOMED, Inc. *	23,266	10,463,883
Align Technology, Inc. *	30,999	12,127,429
Baxter International, Inc.	12,700	979,043
Becton Dickinson and Co.	13,089	3,416,229
Danaher Corp.	114,535	12,445,373
DexCom, Inc. *	6,101	872,687

INVESTMENTS	SHARES	VALUE
Health Care Equipment & Supplies - 5.6% (continued)
Edwards Lifesciences Corp. *	57,776	$10,058,802
ICU Medical, Inc. *	18,833	5,325,031
IDEXX Laboratories, Inc. *	16,231	4,052,231
Intuitive Surgical, Inc. *	27,870	15,997,380
Medtronic plc	64,564	6,351,161
ResMed, Inc.	72,594	8,372,992
Stryker Corp.	46,469	8,256,612
Varian Medical Systems, Inc. *	46,830	5,241,682
West Pharmaceutical Services, Inc.	17,404	2,148,872

		118,136,779

Health Care Providers & Services - 3.7%
Anthem, Inc.	41,375	11,338,819
Chemed Corp.	13,075	4,178,508
Cigna Corp.	60,409	12,580,174
Humana, Inc.	44,723	15,139,630
UnitedHealth Group, Inc.	115,183	30,643,285
WellCare Health Plans, Inc. *	16,146	5,174,632

		79,055,048

Hotels, Restaurants & Leisure - 2.0%
Darden Restaurants, Inc.	49,546	5,509,020
Domino’s Pizza, Inc.	7,900	2,328,920
Las Vegas Sands Corp.	157,657	9,353,790
McDonald’s Corp.	93,761	15,685,278
Starbucks Corp.	56,746	3,225,443
Yum! Brands, Inc.	74,360	6,760,067

		42,862,518

Household Durables - 0.3%
Garmin Ltd.	77,665	5,440,433

Household Products - 2.1%
Church & Dwight Co., Inc.	57,086	3,389,196
Clorox Co. (The)	37,109	5,581,565
Colgate-Palmolive Co.	172,619	11,556,842
Kimberly-Clark Corp.	18,581	2,111,545
Procter & Gamble Co. (The)	270,398	22,505,225

		45,144,373

Independent Power and Renewable Electricity Producers - 0.1%
Vistra Energy Corp. *	72,552	1,805,094

Industrial Conglomerates - 2.0%
3M Co.	101,493	21,385,590
Honeywell International, Inc.	130,105	21,649,472

		43,035,062

Insurance - 6.5%
Aflac, Inc.	37,396	1,760,230
Alleghany Corp.	3,867	2,523,334
Allstate Corp. (The)	186,310	18,388,797
American Financial Group, Inc.	28,418	3,153,545
Aon plc (a)	87,862	13,511,418
Arch Capital Group Ltd. *	84,453	2,517,544
Assurant, Inc.	10,450	1,128,077
Chubb Ltd.	103,905	13,885,864
Cincinnati Financial Corp.	3,010	231,198
CNA Financial Corp.	8,681	396,288
Erie Indemnity Co., Class A	1,885	240,394

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
Insurance - 6.5% (continued)
Everest Re Group Ltd.	25,315	$5,783,718
Fidelity National Financial, Inc.	112,373	4,421,878
First American Financial Corp.	54,392	2,806,083
Hanover Insurance Group, Inc. (The)	17,586	2,169,585
Markel Corp. *	2,686	3,192,284
Marsh & McLennan Cos., Inc.	194,579	16,095,575
Old Republic International Corp.	25,086	561,425
Progressive Corp. (The)	298,111	21,177,805
RenaissanceRe Holdings Ltd.	12,642	1,688,718
Travelers Cos., Inc. (The)	129,421	16,787,198
Willis Towers Watson plc	21,223	2,991,170
WR Berkley Corp.	28,441	2,273,289

		137,685,417

Interactive Media & Services - 2.3%
Alphabet, Inc., Class A *	25,565	30,859,000
Facebook, Inc., Class A *	109,742	18,048,170

		48,907,170

Internet & Direct Marketing Retail - 1.6%
Amazon.com, Inc. *	10,410	20,851,230
Booking Holdings, Inc. *	4,372	8,674,048
Netflix, Inc. *	11,953	4,471,976

		33,997,254

IT Services - 7.8%
Accenture plc, Class A	135,790	23,111,458
Akamai Technologies, Inc. *	58,603	4,286,809
Amdocs Ltd.	43,899	2,896,456
Automatic Data Processing, Inc.	82,914	12,491,823
Black Knight, Inc. *	23,686	1,230,488
Broadridge Financial Solutions, Inc.	36,384	4,800,869
Cognizant Technology Solutions Corp., Class A	195,934	15,116,308
EPAM Systems, Inc. *	19,921	2,743,122
Fiserv, Inc. *	61,178	5,039,844
Gartner, Inc. *	8,089	1,282,106
International Business Machines Corp.	65,974	9,975,928
Jack Henry & Associates, Inc.	28,136	4,504,011
Mastercard, Inc., Class A	135,883	30,248,915
Paychex, Inc.	117,926	8,685,250
PayPal Holdings, Inc. *	39,050	3,430,152
Square, Inc., Class A*	29,605	2,931,191
Teradata Corp. *	19,257	726,181
VeriSign, Inc. *	47,083	7,538,930
Visa, Inc., Class A (a)	160,298	24,059,127

		165,098,968

Leisure Products - 0.0% (b)
Hasbro, Inc. (a)	9,898	1,040,478

Life Sciences Tools & Services - 2.0%
Agilent Technologies, Inc.	43,917	3,097,905
Bio-Techne Corp.	12,142	2,478,304
Illumina, Inc. *	35,066	12,871,326
Mettler-Toledo International, Inc. *	13,634	8,302,833
Thermo Fisher Scientific, Inc.	40,557	9,899,153
Waters Corp. *	31,783	6,187,514

		42,837,035

INVESTMENTS	SHARES	VALUE
Machinery - 1.2%
Cummins, Inc.	9,380	$1,370,137
Dover Corp.	41,412	3,666,204
Fortive Corp.	32,796	2,761,423
IDEX Corp.	13,226	1,992,629
Illinois Tool Works, Inc.	79,835	11,266,315
Parker-Hannifin Corp.	4,392	807,821
Toro Co. (The)	11,368	681,739
Xylem, Inc.	25,180	2,011,127

		24,557,395

Media - 0.1%
Cable One, Inc.	686	606,156
John Wiley & Sons, Inc., Class A	9,971	604,243

		1,210,399

Metals & Mining - 0.0% (b)
Royal Gold, Inc.	4,901	377,671

Multiline Retail - 0.1%
Target Corp.	20,336	1,793,839

Multi-Utilities - 3.6%
Ameren Corp.	155,221	9,813,072
CenterPoint Energy, Inc.	24,123	667,001
CMS Energy Corp.	249,524	12,226,676
Consolidated Edison, Inc.	176,940	13,481,058
Dominion Energy, Inc.	56,413	3,964,706
DTE Energy Co.	66,062	7,209,346
NiSource, Inc.	8,190	204,095
Public Service Enterprise Group, Inc.	232,509	12,274,150
Sempra Energy	27,191	3,092,976
WEC Energy Group, Inc.	195,154	13,028,481

		75,961,561

Oil, Gas & Consumable Fuels - 1.1%
Chevron Corp.	5,893	720,596
ConocoPhillips	50,013	3,871,006
EOG Resources, Inc.	16,644	2,123,275
Exxon Mobil Corp.	86,161	7,325,408
HollyFrontier Corp.	19,446	1,359,276
Marathon Oil Corp.	165,587	3,854,865
Valero Energy Corp.	27,797	3,161,909

		22,416,335

Personal Products - 0.6%
Estee Lauder Cos., Inc. (The), Class A	68,244	9,917,218
Nu Skin Enterprises, Inc., Class A	25,042	2,063,962

		11,981,180

Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co.	82,947	5,149,350
Eli Lilly & Co.	127,291	13,659,597
Johnson & Johnson	218,799	30,231,458
Merck & Co., Inc.	159,893	11,342,810
Pfizer, Inc.	276,561	12,188,043
Zoetis, Inc.	115,357	10,562,087

		83,133,345

Professional Services - 0.6%
CoStar Group, Inc. *	8,308	3,496,339

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
Professional Services - 0.6% (continued)
Equifax, Inc.	3,815	$498,124
Robert Half International, Inc.	90,368	6,360,100
Verisk Analytics, Inc. *	15,675	1,889,621

		12,244,184

Road & Rail - 0.7%
Landstar System, Inc.	33,243	4,055,646
Old Dominion Freight Line, Inc.	35,782	5,770,205
Union Pacific Corp.	36,731	5,980,909

		15,806,760

Semiconductors & Semiconductor Equipment - 3.0%
Analog Devices, Inc.	54,893	5,075,407
Intel Corp.	203,534	9,625,123
KLA-Tencor Corp.	8,121	825,987
Maxim Integrated Products, Inc.	89,173	5,028,465
NVIDIA Corp.	37,663	10,584,056
Skyworks Solutions, Inc.	54,158	4,912,672
Texas Instruments, Inc.	210,894	22,626,817
Xilinx, Inc.	51,009	4,089,392

		62,767,919

Software - 3.8%
Adobe Systems, Inc. *	60,495	16,330,625
ANSYS, Inc. *	12,963	2,419,933
Aspen Technology, Inc. *	28,340	3,228,209
Cadence Design Systems, Inc. *	29,426	1,333,586
Citrix Systems, Inc. *	2,892	321,475
Fortinet, Inc. *	56,770	5,238,168
Intuit, Inc.	64,463	14,658,886
Manhattan Associates, Inc. *	25,696	1,403,002
Microsoft Corp.	240,881	27,549,560
Oracle Corp.	61,492	3,170,527
Red Hat, Inc. *	21,489	2,928,521
salesforce.com, Inc. *	4,538	721,678
Synopsys, Inc. *	2,890	284,983
VMware, Inc., Class A *	2,209	344,737

		79,933,890

Specialty Retail - 2.3%
AutoZone, Inc. *	510	395,607
Best Buy Co., Inc.	129,367	10,266,565
Home Depot, Inc. (The)	81,193	16,819,130
Lowe’s Cos., Inc.	40,548	4,655,721
O’Reilly Automotive, Inc. *	918	318,840
Ross Stores, Inc.	56,089	5,558,420
TJX Cos., Inc. (The)	76,418	8,560,344
Ulta Beauty, Inc. *	4,533	1,278,850
Williams-Sonoma, Inc. (a)	13,580	892,478

		48,745,955

Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.	46,736	10,550,185

Textiles, Apparel & Luxury Goods - 1.7%
Lululemon Athletica, Inc. *	77,869	12,652,934
Michael Kors Holdings Ltd. *	9,724	666,677
NIKE, Inc., Class B	208,816	17,690,892
VF Corp.	45,432	4,245,620

		35,256,123

INVESTMENTS	SHARES	VALUE
Thrifts & Mortgage Finance - 0.0% (b)
TFS Financial Corp.	14,500	$217,645

Tobacco - 0.4%
Altria Group, Inc.	138,145	8,331,525

Trading Companies & Distributors - 0.3%
Fastenal Co.	32,122	1,863,718
WW Grainger, Inc.	10,238	3,659,164

		5,522,882

Water Utilities - 0.4%
American Water Works Co., Inc.	75,272	6,621,678
Aqua America, Inc.	52,345	1,931,530

		8,553,208

TOTAL COMMON STOCKS (Cost $1,596,046,828)		2,039,998,037

SHORT-TERM INVESTMENTS - 3.6%

Investment Companies - 3.6%
Limited Purpose Cash Investment Fund, 2.06%(c)
(Cost $75,576,962)	75,593,895	75,586,336

SECURITIES LENDING COLLATERAL - 0.3%

Investment Companies - 0.3%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.97% (c)(d)	799,721	799,721
Limited Purpose Cash Investment Fund 2.06% (c)(d)	5,738,479	5,737,906

TOTAL SECURITIES LENDING COLLATERAL (Cost $6,538,201)		6,537,627

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.1% (Cost $1,678,161,991)		2,122,122,000

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)% (e)		(1,206,645)

NET ASSETS - 100.0%		$2,120,915,355

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR LARGE CAP DEFENSIVE STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$78,345,220	3.7%
Consumer Discretionary	173,574,594	8.2
Consumer Staples	228,553,321	10.8
Energy	22,416,335	1.0
Financials	302,388,161	14.3
Health Care	343,567,014	16.2
Industrials	260,951,044	12.3
Information Technology	356,756,606	16.8
Materials	61,734,223	2.9
Utilities	211,711,519	10.0
Short-Term Investments	75,586,336	3.6
Securities Lending Collateral	6,537,627	0.3

Total Investments In Securities At Value	2,122,122,000	100.1
Liabilities in Excess of Other Assets (e)	(1,206,645)	(0.1)

Net Assets	$2,120,915,355	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2018. The total value of securities on loan at September 30, 2018 was $22,109,794.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of September 30, 2018.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $16,043,343 was received (See Note 3).
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820 (See Note 4).

Futures contracts outstanding as of September 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index	391	12/2018	USD	$57,066,450	$45,563

					$45,563

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at September 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
GSCO
Cash	$—	$1,851,822	$1,851,822

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 95.2%

Australia - 7.8%
AGL Energy Ltd.	90,641	$1,278,614
Aristocrat Leisure Ltd.	3,419	70,216
Aurizon Holdings Ltd.	31,404	93,237
AusNet Services	94,515	111,019
Australia & New Zealand Banking Group Ltd.	34,236	696,931
BHP Billiton plc	11,661	254,462
BlueScope Steel Ltd.	23,605	289,509
Caltex Australia Ltd.	71,903	1,553,380
CIMIC Group Ltd.	3,710	137,697
Coca-Cola Amatil Ltd.	63,441	447,225
Cochlear Ltd.	6,566	952,044
Commonwealth Bank of Australia	8,215	424,006
Crown Resorts Ltd.	19,855	196,360
CSL Ltd.	3,379	490,967
Flight Centre Travel Group Ltd.	30,107	1,156,163
Fortescue Metals Group Ltd.	243,743	690,702
Insurance Australia Group Ltd.	13,408	70,884
Newcrest Mining Ltd.	51,007	716,255
REA Group Ltd.	4,942	306,614
Rio Tinto plc	2,342	118,134
South32 Ltd.	420,047	1,180,460
Telstra Corp. Ltd.	469,285	1,081,183
Wesfarmers Ltd.	47,947	1,726,534
Westpac Banking Corp.	18,552	373,093
Woolworths Group Ltd.	86,966	1,763,828

		16,179,517

Austria - 0.1%
OMV AG	4,356	244,367

Belgium - 1.2%
Ageas	4,538	243,957
Anheuser-Busch InBev SA/NV	834	73,005
Colruyt SA	23,928	1,354,140
Groupe Bruxelles Lambert SA	618	64,781
KBC Group NV	525	39,038
Proximus SADP	18,794	448,952
Solvay SA	616	82,577
UCB SA	1,007	90,493

		2,396,943

Canada - 11.4%
Agnico Eagle Mines Ltd. (1)	11,684	399,100
Alimentation Couche-Tard, Inc., Class B (1)	1,149	57,474
Atco Ltd., Class I (1)	1,360	39,748
Bank of Montreal (1)	11,490	947,737
Bank of Nova Scotia (The) (1)	17,764	1,058,840
Barrick Gold Corp. (1)	36,900	408,238
BCE, Inc. (1)	51,234	2,075,699
Canadian Imperial Bank of Commerce (1)	10,966	1,027,535
Canadian National Railway Co. (1)	13,103	1,175,735
Canadian Tire Corp. Ltd., Class A (1)	1,447	169,542
Canadian Utilities Ltd., Class A (1)	7,678	188,792
CI Financial Corp. (1)	46,030	730,906
Constellation Software, Inc. (1)	221	162,522
Emera, Inc. (1)(a)	2,988	92,903
Empire Co. Ltd., Class A (1)	33,594	612,242

INVESTMENTS	SHARES	VALUE
Canada - 11.4% (continued)
Fortis, Inc. (1)	11,469	$371,867
Franco-Nevada Corp. (1)	9,986	624,681
George Weston Ltd. (1)	2,270	171,825
Goldcorp, Inc. (1)	31,892	324,932
Hydro One Ltd. (1)(b)	70,539	1,072,571
Imperial Oil Ltd. (1)(a)	19,218	621,927
Intact Financial Corp. (1)	13,650	1,134,990
Kinross Gold Corp. (1)*	147,606	402,255
Loblaw Cos. Ltd. (1)	11,624	597,196
Manulife Financial Corp. (1)	27,430	490,349
Methanex Corp. (1)	3,238	255,601
Metro, Inc. (1)	3,452	107,383
Power Financial Corp. (1)	43,665	1,000,308
Rogers Communications, Inc., Class B (1)	13,888	714,265
Royal Bank of Canada (1)	17,262	1,383,740
Saputo, Inc. (1)	28,577	850,020
Seven Generations Energy Ltd., Class A (1)*	5,109	60,913
Shaw Communications, Inc., Class B (1)	20,800	405,323
Sun Life Financial, Inc. (1)	9,175	364,755
Suncor Energy, Inc. (1)	14,742	570,437
Teck Resources Ltd., Class B (1)	13,731	330,930
Thomson Reuters Corp. (1)	2,445	111,569
Toronto-Dominion Bank (The) (1)	24,133	1,466,496
Tourmaline Oil Corp. (1)	8,182	144,047
Wheaton Precious Metals Corp. (1)	50,723	887,500

		23,612,893

Chile - 0.1%
Antofagasta plc	10,954	121,725
Lundin Mining Corp. (1)	19,050	100,880

		222,605

China - 0.2%
BOC Hong Kong Holdings Ltd.	70,500	334,615

Denmark - 2.8%
Coloplast A/S, Class B	12,676	1,294,922
Danske Bank A/S	3,404	89,227
DSV A/S	12,130	1,102,260
H Lundbeck A/S	7,242	447,037
Novo Nordisk A/S, Class B	29,678	1,396,798
Novozymes A/S, Class B	11,837	649,242
Orsted A/S (b)	11,227	762,908

		5,742,394

Finland - 1.7%
Elisa OYJ	6,108	258,945
Fortum OYJ	3,366	84,357
Kone OYJ, Class B	20,352	1,086,364
Neste OYJ	16,343	1,347,078
Nokian Renkaat OYJ	1,153	47,194
Orion OYJ, Class B	3,800	143,820
Sampo OYJ, Class A	11,313	585,437

		3,553,195

France - 6.7%
Aeroports de Paris	2,096	471,917
Air Liquide SA	2,476	325,154

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
France - 6.7% (continued)
AXA SA	8,895	$238,348
BNP Paribas SA	4,427	271,094
Bouygues SA	12,582	544,303
Cie Generale des Etablissements Michelin SCA	2,529	301,851
Danone SA	7,784	604,935
Dassault Systemes SE	8,273	1,237,950
Electricite de France SA	1,824	32,078
Engie SA	69,716	1,026,376
Essilor International Cie Generale d’Optique SA	289	42,778
Hermes International	2,019	1,337,636
Imerys SA	1,346	99,395
Kering SA	76	40,763
L’Oreal SA	7,915	1,908,206
LVMH Moet Hennessy Louis Vuitton SE	1,483	524,049
Pernod Ricard SA	2,024	331,952
Remy Cointreau SA	303	39,517
Sanofi	3,828	342,021
Societe BIC SA (a)	11,282	1,033,190
Societe Generale SA	7,780	334,076
Sodexo SA	2,939	311,671
Suez	2,973	42,291
Thales SA	5,982	849,927
TOTAL SA	18,359	1,193,716
Vinci SA	3,641	346,404

		13,831,598

Germany - 4.6%
Allianz SE (Registered)	2,588	576,003
BASF SE	6,846	607,467
Bayer AG (Registered)	3,544	314,355
Beiersdorf AG	7,238	815,892
Continental AG	367	63,764
Covestro AG (b)	4,880	395,023
Delivery Hero SE *(b)	4,646	223,096
Deutsche Post AG (Registered)	5,438	193,344
FUCHS PETROLUB SE (Preference)	1,561	87,108
Hannover Rueck SE	2,483	350,471
Henkel AG & Co. KGaA (Preference)	3,714	435,469
HOCHTIEF AG	1,022	169,423
HUGO BOSS AG	6,368	489,923
MAN SE	14,212	1,544,971
METRO AG	13,457	210,776
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,286	284,060
ProSiebenSat.1 Media SE	10,928	283,123
SAP SE	15,462	1,901,263
Schaeffler AG (Preference)	5,743	73,255
Siemens AG (Registered)	273	34,907
Siemens Healthineers AG *(b)	5,937	260,852
TUI AG	6,141	117,800
Wirecard AG	616	133,271

		9,565,616

Hong Kong - 3.5%
CK Hutchison Holdings Ltd.	23,000	264,747
CLP Holdings Ltd.	138,000	1,616,081
Galaxy Entertainment Group Ltd.	107,000	675,928

INVESTMENTS	SHARES	VALUE
Hong Kong - 3.5% (continued)
Hang Seng Bank Ltd.	16,800	$455,851
HK Electric Investments & HK Electric Investments Ltd. (b)	679,000	685,597
HKT Trust & HKT Ltd.	210,000	288,762
Hong Kong & China Gas Co. Ltd.	704,015	1,395,393
MTR Corp. Ltd. (a)	178,500	938,718
Power Assets Holdings Ltd.	98,500	684,668
Techtronic Industries Co. Ltd.	12,500	79,734
WH Group Ltd. (b)	83,000	58,271

		7,143,750

Italy - 0.3%
Enel SpA	89,661	458,305
UniCredit SpA	8,172	122,618

		580,923

Japan - 29.0%
ABC-Mart, Inc.	11,200	623,038
AGC, Inc.	800	33,202
Amada Holdings Co. Ltd.	2,000	21,353
ANA Holdings, Inc. (a)	4,900	171,179
Asahi Group Holdings Ltd.	7,500	325,404
Asahi Kasei Corp.	22,800	345,696
Astellas Pharma, Inc.	99,800	1,742,804
Bandai Namco Holdings, Inc.	13,200	512,831
Bank of Kyoto Ltd. (The)	1,600	83,515
Benesse Holdings, Inc.	8,800	250,584
Bridgestone Corp.	28,800	1,088,453
Brother Industries Ltd.	10,100	199,427
Calbee, Inc. (a)	25,500	839,617
Canon, Inc.	27,600	875,184
Casio Computer Co. Ltd. (a)	25,400	415,170
Central Japan Railway Co.	2,300	478,855
Chubu Electric Power Co., Inc.	1,600	24,237
Chugai Pharmaceutical Co. Ltd.	8,400	539,980
Coca-Cola Bottlers Japan Holdings, Inc.	11,900	318,495
Daicel Corp.	21,500	249,745
Dai-ichi Life Holdings, Inc.	68,600	1,429,988
Daiichi Sankyo Co. Ltd.	9,100	394,466
DeNA Co. Ltd.	2,000	35,316
Disco Corp.	3,900	653,105
East Japan Railway Co.	5,000	464,446
Eisai Co. Ltd.	1,900	185,093
FANUC Corp.	300	56,440
Fast Retailing Co. Ltd.	600	303,959
FUJIFILM Holdings Corp.	1,700	76,482
Fujitsu Ltd.	1,500	106,860
Hakuhodo DY Holdings, Inc.	49,500	869,387
Hirose Electric Co. Ltd.	735	80,285
Hisamitsu Pharmaceutical Co., Inc.	12,700	973,992
Hitachi Chemical Co. Ltd.	1,100	22,384
Hitachi Ltd.	11,000	373,908
Hoshizaki Corp.	4,300	445,070
Hoya Corp.	17,300	1,027,464
ITOCHU Corp.	14,300	261,734
Japan Airlines Co. Ltd.	29,600	1,063,887
Japan Airport Terminal Co. Ltd.	5,400	245,648
Japan Post Bank Co. Ltd.	2,600	30,723
Japan Tobacco, Inc.	18,000	470,039

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
Japan - 29.0% (continued)
Kajima Corp.	7,500	$109,054
Kakaku.com, Inc.	4,700	91,828
Kamigumi Co. Ltd.	29,000	639,238
Kansai Paint Co. Ltd.	6,100	112,424
Kao Corp.	5,500	444,278
KDDI Corp.	81,800	2,256,595
Kikkoman Corp.	7,300	434,764
Kirin Holdings Co. Ltd.	14,400	369,330
Komatsu Ltd.	7,000	213,016
Konica Minolta, Inc.	18,100	192,619
Kose Corp.	2,600	495,418
Kuraray Co. Ltd.	9,700	145,825
Kurita Water Industries Ltd.	5,600	163,141
Kyushu Railway Co.	26,600	809,862
Lawson, Inc.	4,900	298,422
Lion Corp.	14,600	324,261
M3, Inc.	5,000	113,392
Makita Corp.	8,800	440,670
Mazda Motor Corp.	57,400	689,948
McDonald’s Holdings Co. Japan Ltd.	6,100	267,884
MEIJI Holdings Co. Ltd.	4,300	289,012
MISUMI Group, Inc.	1,700	43,987
Mitsubishi Electric Corp.	6,400	87,676
Mitsubishi Motors Corp.	15,800	111,619
Mitsubishi Tanabe Pharma Corp.	39,700	664,447
Mitsubishi UFJ Financial Group, Inc.	19,600	121,769
Mitsui & Co. Ltd.	7,900	140,388
Mizuho Financial Group, Inc.	183,700	320,153
Murata Manufacturing Co. Ltd.	500	76,828
Nexon Co. Ltd. *	50,200	656,190
NH Foods Ltd.	1,000	36,942
Nidec Corp.	600	86,277
Nikon Corp.	7,500	140,935
Nippon Express Co. Ltd.	3,400	223,290
Nippon Paint Holdings Co. Ltd.	1,900	70,920
Nippon Telegraph & Telephone Corp.	32,100	1,448,683
Nissan Motor Co. Ltd. (a)	44,200	413,603
Nisshin Seifun Group, Inc.	8,400	184,218
Nissin Foods Holdings Co. Ltd.	9,700	667,234
Nitori Holdings Co. Ltd.	3,700	530,232
Nitto Denko Corp.	8,300	622,291
Nomura Research Institute Ltd.	1,287	64,991
Obayashi Corp.	11,400	107,973
Obic Co. Ltd.	700	66,207
Omron Corp.	25,000	1,056,443
Oracle Corp. Japan	8,900	717,093
Oriental Land Co. Ltd.	9,100	951,451
Osaka Gas Co. Ltd.	74,600	1,456,683
Otsuka Corp.	23,400	872,822
Otsuka Holdings Co. Ltd.	5,000	252,195
Pola Orbis Holdings, Inc.	18,500	675,679
Recruit Holdings Co. Ltd.	54,300	1,813,699
Rinnai Corp.	600	45,742
Ryohin Keikaku Co. Ltd.	1,700	505,307
Secom Co. Ltd.	1,200	97,790
Sekisui Chemical Co. Ltd.	3,900	71,920
Seven & i Holdings Co. Ltd.	21,700	967,493
Seven Bank Ltd.	27,700	87,486
Shimamura Co. Ltd.	5,200	493,265

INVESTMENTS	SHARES	VALUE
Japan - 29.0% (continued)
Shimano, Inc.	3,800	$612,745
Shin-Etsu Chemical Co. Ltd.	800	70,727
Shionogi & Co. Ltd.	15,000	980,545
SMC Corp.	1,400	448,100
Sony Corp.	1,800	109,418
Sony Financial Holdings, Inc.	2,000	44,104
Stanley Electric Co. Ltd.	9,500	324,783
Subaru Corp.	36,100	1,106,621
Sumitomo Corp.	7,900	131,655
Sumitomo Dainippon Pharma Co. Ltd.	7,000	160,766
Sumitomo Heavy Industries Ltd.	1,200	42,830
Sumitomo Mitsui Financial Group, Inc.	3,300	132,805
Sundrug Co. Ltd.	27,000	963,428
Suntory Beverage & Food Ltd.	9,300	394,004
Suzuken Co. Ltd.	3,400	161,327
Suzuki Motor Corp.	8,400	481,414
Sysmex Corp.	7,300	629,504
T&D Holdings, Inc.	48,100	794,351
Taisei Corp.	5,600	255,267
Toho Co. Ltd.	2,700	84,801
Toho Gas Co. Ltd.	18,500	703,872
Tohoku Electric Power Co., Inc.	2,200	29,924
Tokyo Electric Power Co. Holdings, Inc. *	48,800	239,807
Tokyo Electron Ltd.	1,000	137,820
Tokyo Gas Co. Ltd.	50,700	1,247,120
Tosoh Corp.	17,400	267,994
TOTO Ltd.	2,200	91,244
Toyo Suisan Kaisha Ltd.	25,300	982,207
Trend Micro, Inc.	14,100	906,965
Tsuruha Holdings, Inc.	3,500	430,814
USS Co. Ltd.	16,100	298,878
West Japan Railway Co.	4,900	341,577
Yakult Honsha Co. Ltd.	11,700	959,523
Yamada Denki Co. Ltd. (a)	7,900	39,968
Yamaha Motor Co. Ltd.	8,100	227,147
Yamato Holdings Co. Ltd.	1,200	36,845
Yamazaki Baking Co. Ltd.	19,100	382,612
Yokogawa Electric Corp.	4,600	97,304
ZOZO, Inc.	4,600	139,148

		60,052,311

Macau - 0.6%
Sands China Ltd.	170,800	769,201
SJM Holdings Ltd.	248,000	228,498
Wynn Macau Ltd.	115,200	264,568

		1,262,267

Netherlands - 1.2%
Heineken NV	2,163	202,999
Koninklijke Ahold Delhaize NV	43,960	1,008,554
Koninklijke Philips NV	5,681	258,948
Koninklijke Vopak NV	4,116	202,780
Randstad NV	4,463	238,211
Royal Dutch Shell plc, Class A	19,109	655,218

		2,566,710

Norway - 1.6%
DNB ASA	1,949	41,016
Gjensidige Forsikring ASA	16,603	279,827

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
Norway - 1.6% (continued)
Marine Harvest ASA	34,948	$809,814
Norsk Hydro ASA	24,142	144,776
Orkla ASA	76,822	649,071
Telenor ASA	67,116	1,312,497
Yara International ASA	1,334	65,470

		3,302,471

Portugal - 0.0% (c)
Jeronimo Martins SGPS SA	2,999	44,204

Singapore - 3.8%
ComfortDelGro Corp. Ltd.	243,200	432,225
DBS Group Holdings Ltd.	68,100	1,299,154
Genting Singapore Ltd.	502,900	389,815
Jardine Cycle & Carriage Ltd.	1,700	39,790
Oversea-Chinese Banking Corp. Ltd.	134,400	1,124,619
SATS Ltd.	140,200	535,242
Singapore Airlines Ltd.	88,900	633,259
Singapore Telecommunications Ltd.	499,600	1,183,899
StarHub Ltd.	11,200	15,317
United Overseas Bank Ltd.	58,200	1,150,524
Venture Corp. Ltd.	42,300	545,446
Wilmar International Ltd.	205,800	484,564

		7,833,854

South Africa - 0.1%
Anglo American plc	8,862	198,252

Spain - 0.7%
Endesa SA	13,559	292,464
Iberdrola SA	77,077	566,119
Industria de Diseno Textil SA	9,673	292,236
Mapfre SA	65,467	204,771
Red Electrica Corp. SA	5,122	107,078
Repsol SA	2,886	57,453

		1,520,121

Sweden - 3.9%
Assa Abloy AB, Class B	3,685	73,862
Atlas Copco AB, Class A	19,161	551,036
Boliden AB	1,762	49,003
Essity AB, Class B	23,725	595,528
Hennes & Mauritz AB, Class B (a)	20,322	375,420
ICA Gruppen AB (a)	19,296	612,038
Investor AB, Class B	23,812	1,097,296
L E Lundbergforetagen AB, Class B	8,324	280,498
Nordea Bank AB	27,239	296,377
Sandvik AB	19,119	338,488
Skanska AB, Class B	13,587	266,406
SKF AB, Class B	2,488	48,956
Svenska Handelsbanken AB, Class A	2,802	35,338
Swedish Match AB	27,891	1,425,657
Tele2 AB, Class B (a)	68,457	822,738
Telia Co. AB	139,404	639,250
Volvo AB, Class B	28,527	503,129

		8,011,020

Switzerland - 4.8%
ABB Ltd. (Registered)	18,150	429,334

INVESTMENTS	SHARES	VALUE
Switzerland - 4.8% (continued)
Adecco Group AG (Registered)	1,325	$69,652
Chocoladefabriken Lindt & Spruengli AG	65	454,902
Coca-Cola HBC AG *	25,235	859,735
Ferguson plc	3,329	282,372
Geberit AG (Registered)	423	196,332
Kuehne + Nagel International AG (Registered)	6,330	1,004,414
Nestle SA (Registered)	21,363	1,778,185
Novartis AG (Registered)	11,270	970,104
Partners Group Holding AG	212	168,056
Roche Holding AG	6,777	1,638,783
Schindler Holding AG	1,889	471,412
SGS SA (Registered)	52	136,913
Sika AG (Registered)	2,220	323,053
Sonova Holding AG (Registered)	1,598	317,152
Swatch Group AG (The)	314	124,794
Swiss Re AG	2,604	239,923
Swisscom AG (Registered)	694	314,770
Zurich Insurance Group AG	638	201,165

		9,981,051

United Kingdom - 9.1%
Admiral Group plc	20,048	543,446
Associated British Foods plc	27,947	834,090
AstraZeneca plc	10,504	818,725
BAE Systems plc	47,484	389,367
BP plc	57,637	441,773
British American Tobacco plc	8,440	393,477
BT Group plc	226,103	663,690
Bunzl plc	3,697	116,227
Burberry Group plc	55,930	1,468,681
Centrica plc	144,546	292,110
Compass Group plc	12,485	277,583
Diageo plc	39,111	1,385,627
Direct Line Insurance Group plc	170,849	721,119
easyJet plc	6,543	111,965
Fiat Chrysler Automobiles NV *	1,982	34,663
GlaxoSmithKline plc	24,653	494,409
Hargreaves Lansdown plc	10,356	301,469
HSBC Holdings plc	89,959	784,927
Imperial Brands plc	11,065	385,039
International Consolidated Airlines Group SA	4,841	41,529
ITV plc	55,063	113,010
Kingfisher plc	103,321	349,352
Marks & Spencer Group plc	98,848	371,910
Mondi plc	26,110	714,885
National Grid plc	101,740	1,050,849
Next plc	4,707	336,862
Pearson plc	58,828	681,015
Reckitt Benckiser Group plc	10,025	915,784
Royal Mail plc	167,833	1,043,315
Sage Group plc (The)	17,119	130,747
Smith & Nephew plc	51,219	934,473
SSE plc	41,219	615,559
Travis Perkins plc	2,417	33,541
Unilever NV, CVA	5,592	311,054
United Utilities Group plc	2,762	25,355
Vodafone Group plc	228,022	488,565

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
United Kingdom - 9.1% (continued)
Whitbread plc	1,298	$79,778
WPP plc	2,453	35,923

		18,731,893

Zambia - 0.0% (c)
First Quantum Minerals Ltd. (1)	4,929	56,134

TOTAL COMMON STOCKS (Cost $175,501,634)		196,968,704

SHORT-TERM INVESTMENTS - 3.8%

Investment Companies - 3.8%
Limited Purpose Cash Investment Fund, 2.06% (1)(d)
(Cost $7,932,788)	7,934,080	7,933,286

SECURITIES LENDING COLLATERAL - 1.9%

Investment Companies - 1.9%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.97%(1)(d)(e)	472,586	472,586
Limited Purpose Cash Investment Fund 2.06% (1)(d)(e)	3,391,089	3,390,750

TOTAL SECURITIES LENDING COLLATERAL (Cost $3,863,675)		3,863,336

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.9% (Cost $187,298,097)		208,765,326

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)% (f)		(1,826,741)

NET ASSETS - 100.0%		$206,938,585

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$17,576,340	8.5%
Consumer Discretionary	22,038,159	10.6
Consumer Staples	36,569,407	17.7
Energy	7,093,090	3.4
Financials	27,086,134	13.1
Health Care	19,034,656	9.2
Industrials	27,499,724	13.3
Information Technology	10,665,541	5.2
Materials	12,810,910	6.2
Utilities	16,594,743	8.0
Short-Term Investments	7,933,286	3.8
Securities Lending Collateral	3,863,336	1.9

Total Investments In Securities At Value	208,765,326	100.9
Liabilities in Excess of Other Assets (f)	(1,826,741)	(0.9)

Net Assets	$206,938,585	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2018. The total value of securities on loan at September 30, 2018 was $3,590,896.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2018 amounted to $3,458,318, which represents approximately 1.67% of net assets of the fund.

(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of September 30, 2018.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $392,324 was received (See Note 3).
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SCA - Limited partnership with share capital

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR INTERNATIONAL DEFENSIVE STYLE FUND

Futures contracts outstanding as of September 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index	80	12/2018	USD	$7,902,000	$63,217

					$63,217

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at September 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$262,953	$262,953

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR EMERGING DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 94.3%

Brazil - 3.2%
Ambev SA, ADR (1)	148,089	$676,767
BB Seguridade Participacoes SA (1)	15,000	89,289
Engie Brasil Energia SA (1)	29,900	263,200
Equatorial Energia SA (1)	3,800	53,962
Hypera SA (1)*	7,800	55,025
IRB Brasil Resseguros S/A (1)	4,100	67,157
Localiza Rent a Car SA (1)*	24,290	137,492
Lojas Renner SA (1)	12,600	96,593
M Dias Branco SA (1)*	4,100	40,030
Odontoprev SA (1)	138,000	437,385
Raia Drogasil SA (1)*	3,700	66,377
Sul America SA (1)	14,200	91,243
Telefonica Brasil SA, ADR (1)	12,990	126,393
TIM Participacoes SA, ADR (1)	21,702	314,462
Ultrapar Participacoes SA (1)	2,700	24,930
WEG SA (1)	40,554	197,822

		2,738,127

Chile - 4.2%
Aguas Andinas SA, Class A	1,020,599	564,857
Banco de Chile	5,904,291	899,036
Banco de Credito e Inversiones SA	496	33,549
Banco Santander Chile, ADR (1)	6,318	202,050
Cia Cervecerias Unidas SA, ADR (1)(a)	14,930	416,547
Embotelladora Andina SA (Preference), Class B	32,762	127,527
Empresas COPEC SA	3,262	50,394
Enel Americas SA, ADR (1)	24,890	192,400
Enel Chile SA, ADR (1)	36,540	183,065
Enel Generacion Chile SA, ADR (1)	589	12,228
SACI Falabella	75,507	614,572
Sociedad Quimica y Minera de Chile SA, ADR (1)	6,765	309,296

		3,605,521

China - 16.5%
3SBio, Inc. (b)	28,500	47,758
Agricultural Bank of China Ltd., Class H	639,000	313,379
ANTA Sports Products Ltd.	111,000	529,896
Bank of China Ltd., Class H	513,000	226,665
Beijing Capital International Airport Co. Ltd., Class H	152,000	184,353
China Communications Services Corp. Ltd., Class H	1,010,000	931,330
China Construction Bank Corp., Class H	631,000	551,557
China Everbright Bank Co. Ltd., Class H	97,000	42,963
China Huishan Dairy Holdings Co. Ltd. (3)*(c)	700,000	1
China Longyuan Power Group Corp. Ltd., Class H	342,000	287,995
China Medical System Holdings Ltd.	74,000	103,043
China Merchants Bank Co. Ltd., Class H	39,500	159,721
China Mobile Ltd.	133,000	1,307,636
China Petroleum & Chemical Corp., Class H	418,000	419,985
China Resources Beer Holdings Co. Ltd.	26,000	104,264
China Resources Gas Group Ltd.	150,000	609,977
China Resources Pharmaceutical Group Ltd. (b)	33,000	52,400

INVESTMENTS	SHARES	VALUE
China - 16.5% (continued)
China Resources Power Holdings Co. Ltd.	308,000	$543,403
China Shenhua Energy Co. Ltd., Class H	95,500	217,498
China Telecom Corp. Ltd., Class H	1,262,000	627,340
China Unicom Hong Kong Ltd.	426,000	497,676
Chong Sing Holdings FinTech Gr *	716,000	38,451
CSPC Pharmaceutical Group Ltd.	348,000	736,102
ENN Energy Holdings Ltd.	43,000	373,825
Fuyao Glass Industry Group Co. Ltd., Class H (b)	15,200	55,072
Geely Automobile Holdings Ltd.	83,000	165,291
Great Wall Motor Co. Ltd., Class H (a)	55,500	35,274
Guangdong Investment Ltd.	610,000	1,080,898
Haitian International Holdings Ltd.	71,000	158,010
Hengan International Group Co. Ltd.	3,500	32,165
HengTen Networks Group Ltd. *	4,760,000	179,008
Huaneng Power International, Inc., Class H	54,000	35,384
Huaneng Renewables Corp. Ltd., Class H	494,000	147,304
Industrial & Commercial Bank of China Ltd., Class H	735,000	536,619
Jiangsu Expressway Co. Ltd., Class H	170,000	218,070
Kingdee International Software Group Co. Ltd.	36,000	39,075
Luye Pharma Group Ltd.	46,500	41,632
Nexteer Automotive Group Ltd.	59,000	93,420
PICC Property & Casualty Co. Ltd., Class H	20,000	23,538
Shenzhou International Group Holdings Ltd.	16,000	205,298
Sinopharm Group Co. Ltd., Class H	5,600	27,392
Sinotruk Hong Kong Ltd. (a)	122,000	266,176
Sunny Optical Technology Group Co. Ltd.	2,000	23,090
Tencent Holdings Ltd.	10,600	432,807
Tingyi Cayman Islands Holding Corp.	196,000	359,899
Towngas China Co. Ltd. *	137,000	119,575
TravelSky Technology Ltd., Class H	38,000	98,805
Tsingtao Brewery Co. Ltd., Class H	38,000	178,256
Uni-President China Holdings Ltd.	422,000	449,155
Want Want China Holdings Ltd. (a)	371,000	312,090
Wuxi Biologics Cayman, Inc. *(b)	3,000	30,359
Zhongsheng Group Holdings Ltd.	22,000	53,397

		14,304,277

Hong Kong - 1.3%
China Gas Holdings Ltd.	43,000	121,701
Haier Electronics Group Co. Ltd. *	104,000	281,564
Kingboard Laminates Holdings Ltd.	43,500	38,569
Sino Biopharmaceutical Ltd.	653,500	607,843
SSY Group Ltd.	62,000	60,027

		1,109,704

India - 7.9%
Axis Bank Ltd., GDR *(d)	6,187	261,686
Bajaj Finance Ltd.	598	17,901
Bharti Infratel Ltd.	59,678	216,528
Dr Reddy’s Laboratories Ltd., ADR (1)	12,378	428,279
Hindustan Unilever Ltd.	43,567	966,890
Infosys Ltd., ADR (1)	106,912	1,087,295
Larsen & Toubro Ltd., GDR (d)	20,109	348,887
Nestle India Ltd.	3,832	512,839
Reliance Industries Ltd., GDR (b)	35,228	1,212,158
State Bank of India, GDR *(d)	9,615	354,999

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR EMERGING DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
India - 7.9% (continued)
Tata Consultancy Services Ltd.	14,448	$435,247
Tata Motors Ltd., ADR (1)*	1,375	21,120
Wipro Ltd., ADR (1)(a)	195,853	1,020,394

		6,884,223

Indonesia - 2.9%
Bank Central Asia Tbk. PT	400,600	648,872
Bank Mandiri Persero Tbk. PT	234,000	105,444
Bank Rakyat Indonesia Persero Tbk. PT	864,000	182,579
Hanjaya Mandala Sampoerna Tbk. PT	1,409,900	364,182
Indofood CBP Sukses Makmur Tbk. PT	220,300	130,556
Kalbe Farma Tbk. PT	2,964,400	274,575
Telekomunikasi Indonesia Persero Tbk. PT	1,102,600	269,889
Unilever Indonesia Tbk. PT	153,200	483,507
United Tractors Tbk. PT	39,800	88,119

		2,547,723

Malaysia - 7.7%
DiGi.Com Bhd.	360,700	420,002
Fraser & Neave Holdings Bhd.	21,600	196,919
Hong Leong Bank Bhd.	103,700	515,726
IHH Healthcare Bhd.	144,000	181,254
Kuala Lumpur Kepong Bhd.	26,100	157,400
Malayan Banking Bhd.	306,300	724,439
Malaysia Airports Holdings Bhd.	39,700	85,350
Nestle Malaysia Bhd.	4,400	155,614
Petronas Chemicals Group Bhd.	338,500	765,512
Petronas Dagangan Bhd.	9,600	60,921
Petronas Gas Bhd.	105,800	482,664
PPB Group Bhd.	68,400	277,202
Public Bank Bhd.	187,800	1,134,265
Sime Darby Plantation Bhd.	245,100	313,519
Telekom Malaysia Bhd.	312,200	242,936
Tenaga Nasional Bhd.	160,100	598,611
Westports Holdings Bhd.	430,500	395,144

		6,707,478

Mexico - 5.8%
America Movil SAB de CV, Class L, ADR (1)	4,647	74,631
Arca Continental SAB de CV (1)	76,300	492,847
Coca-Cola Femsa SAB de CV, ADR (1)	2,295	140,546
El Puerto de Liverpool SAB de CV, Class C1 (1)	3,700	27,767
Fomento Economico Mexicano SAB de CV, ADR (1)	3,354	331,945
Gruma SAB de CV, Class B (1)	29,345	375,147
Grupo Aeroportuario del Pacifico SAB de CV, ADR (1)	6,914	754,870
Grupo Aeroportuario del Sureste SAB de CV, ADR (1)(a)	2,477	508,107
Grupo Bimbo SAB de CV, Series A (1)	107,500	229,258
Grupo Financiero Banorte SAB de CV, Class O (1)	24,300	175,686
Infraestructura Energetica Nova SAB de CV (1)	84,100	417,894
Kimberly-Clark de Mexico SAB de CV, Class A (1)	21,300	37,902
Promotora y Operadora de Infraestructura SAB de CV (1)	16,930	180,111

INVESTMENTS	SHARES	VALUE
Mexico - 5.8% (continued)
Wal-Mart de Mexico SAB de CV (1)	430,400	$1,311,622

		5,058,333

Philippines - 0.5%
Ayala Corp.	4,000	68,687
Bank of the Philippine Islands	176,330	271,878
BDO Unibank, Inc.	12,190	27,028
Jollibee Foods Corp.	5,120	24,344

		391,937

Poland - 2.5%
Bank Polska Kasa Opieki SA	10,096	290,563
Jastrzebska Spolka Weglowa SA *	4,277	76,952
LPP SA	243	568,484
PGE Polska Grupa Energetyczna SA *	67,912	175,530
Polski Koncern Naftowy ORLEN SA	9,306	255,087
Polskie Gornictwo Naftowe i Gazownictwo SA *	30,228	53,059
Powszechna Kasa Oszczednosci Bank Polski SA	4,356	50,605
Powszechny Zaklad Ubezpieczen SA	30,380	326,939
Santander Bank Polska SA	3,292	334,801

		2,132,020

Russia - 0.8%
Mobile TeleSystems PJSC, ADR (1)	16,755	142,920
Novolipetsk Steel PJSC, GDR (d)	4,160	111,965
Severstal PJSC, GDR (d)	20,460	340,763
Tatneft PJSC, ADR	1,177	89,805

		685,453

South Africa - 5.8%
Bidvest Group Ltd. (The)	22,037	288,260
Capitec Bank Holdings Ltd.	5,945	430,037
Clicks Group Ltd.	7,756	95,860
Coronation Fund Managers Ltd.	27,834	106,020
FirstRand Ltd.	93,749	449,699
Kumba Iron Ore Ltd.	10,004	226,676
Mr Price Group Ltd.	20,222	326,129
Nedbank Group Ltd.	2,862	53,539
Netcare Ltd.	17,991	30,745
Pick n Pay Stores Ltd.	130,952	637,206
RMB Holdings Ltd.	99,315	555,256
Sanlam Ltd.	6,667	37,246
Shoprite Holdings Ltd.	15,793	213,851
SPAR Group Ltd. (The)	13,671	178,052
Standard Bank Group Ltd.	6,730	83,220
Tiger Brands Ltd.	30,449	570,614
Truworths International Ltd.	55,184	325,482
Vodacom Group Ltd.	48,827	434,584

		5,042,476

South Korea - 12.8%
Amorepacific Corp.	476	111,959
BGF retail Co. Ltd.	180	33,362
Celltrion, Inc. *	2,456	658,198
Cheil Worldwide, Inc.	9,056	176,834
CJ Logistics Corp. *	192	27,345
Coway Co. Ltd.	2,743	214,619
DB Insurance Co. Ltd.	9,486	622,529

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR EMERGING DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
South Korea - 12.8% (continued)
E-MART, Inc.	140	$26,193
Hanmi Science Co. Ltd.	1,393	110,244
Hanon Systems	50,161	572,065
Hanssem Co. Ltd.	1,290	89,090
Hanwha Life Insurance Co. Ltd.	16,322	77,843
Hotel Shilla Co. Ltd.	1,680	164,276
Hyundai Engineering & Construction Co. Ltd.	2,835	172,426
Hyundai Glovis Co. Ltd.	2,099	245,963
Hyundai Marine & Fire Insurance Co. Ltd.	7,322	276,781
Hyundai Mobis Co. Ltd.	689	141,574
Kangwon Land, Inc.	14,048	363,458
Kia Motors Corp.	4,700	148,670
KT Corp.	1,517	41,240
KT&G Corp.	4,999	468,630
LG Chem Ltd.	962	316,926
LG Household & Health Care Ltd.	270	310,532
Medy-Tox, Inc.	231	128,939
NAVER Corp.	206	132,965
NCSoft Corp.	1,533	611,627
Ottogi Corp.	51	34,342
S-1 Corp.	8,200	675,623
Samsung Biologics Co. Ltd. *(b)	1,023	492,291
Samsung Electronics Co. Ltd.	20,750	868,405
Samsung Fire & Marine Insurance Co. Ltd.	1,206	308,723
Samsung Life Insurance Co. Ltd.	2,063	180,956
Samsung SDS Co. Ltd.	2,010	418,510
SillaJen, Inc. *	5,093	469,913
SK Hynix, Inc.	13,687	905,502
SK Innovation Co. Ltd.	197	38,186
SK Telecom Co. Ltd.	1,506	381,824
Woori Bank	4,221	64,274

		11,082,837

Taiwan - 14.6%
Advantech Co. Ltd.	33,998	253,040
Asustek Computer, Inc.	34,000	294,129
Catcher Technology Co. Ltd.	5,000	54,964
Chang Hwa Commercial Bank Ltd.	830,051	513,663
Cheng Shin Rubber Industry Co. Ltd.	16,000	25,150
Chunghwa Telecom Co. Ltd.	334,600	1,205,210
CTBC Financial Holding Co. Ltd.	321,000	241,686
Delta Electronics, Inc.	10,000	42,868
E.Sun Financial Holding Co. Ltd.	489,180	361,175
Far EasTone Telecommunications Co. Ltd.	407,000	970,404
Feng TAY Enterprise Co. Ltd.	19,040	117,255
First Financial Holding Co. Ltd.	1,386,394	944,182
Formosa Chemicals & Fibre Corp.	8,000	33,525
Formosa Petrochemical Corp.	130,000	630,139
Formosa Plastics Corp.	10,000	38,308
Fubon Financial Holding Co. Ltd.	119,000	201,841
Globalwafers Co. Ltd.	24,000	264,481
Hon Hai Precision Industry Co. Ltd.	44,583	115,612
Hua Nan Financial Holdings Co. Ltd.	701,063	424,628
Lite-On Technology Corp.	31,023	38,983
MediaTek, Inc.	3,000	24,207
Mega Financial Holding Co. Ltd.	571,000	514,076
Micro-Star International Co. Ltd.	75,000	202,869
Nanya Technology Corp.	11,000	21,006

INVESTMENTS	SHARES	VALUE
Taiwan - 14.6% (continued)
Nien Made Enterprise Co. Ltd.	26,000	$203,486
Novatek Microelectronics Corp.	28,000	138,176
President Chain Store Corp.	105,000	1,232,776
Realtek Semiconductor Corp. *	62,442	278,258
TaiMed Biologics, Inc. *	7,000	43,149
Taiwan Cooperative Financial Holding Co. Ltd.	610,176	371,648
Taiwan Mobile Co. Ltd.	250,000	896,405
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	29,421	1,299,232
Teco Electric and Machinery Co. Ltd.	35,000	25,385
Uni-President Enterprises Corp.	192,172	501,378
United Microelectronics Corp.	43,000	22,687
Vanguard International Semiconductor Corp.	38,000	84,808
Win Semiconductors Corp.	10,000	44,025

		12,674,814

Thailand - 6.6%
Airports of Thailand PCL, NVDR	519,900	1,052,982
Bangkok Bank PCL, NVDR	35,200	228,625
Bangkok Dusit Medical Services PCL, NVDR	384,900	303,475
BTS Group Holdings PCL, NVDR	651,100	187,255
Bumrungrad Hospital PCL, NVDR	144,300	829,483
CP All PCL, NVDR	12,700	27,102
Delta Electronics Thailand PCL, NVDR	140,600	303,253
Electricity Generating PCL, NVDR	16,800	122,484
Glow Energy PCL, NVDR	104,500	284,399
Home Product Center PCL, NVDR	1,798,000	878,949
Kasikornbank PCL, NVDR	50,300	335,951
Krung Thai Bank PCL, NVDR	299,700	187,202
Robinson PCL, NVDR	229,600	501,043
Siam Cement PCL (The), NVDR	3,700	51,062
Siam Commercial Bank PCL (The), NVDR	96,900	446,423

		5,739,688

Turkey - 0.9%
BIM Birlesik Magazalar A/S	46,255	622,652
TAV Havalimanlari Holding A/S	13,073	67,621
Turkiye Sise ve Cam Fabrikalari A/S	76,358	73,743

		764,016

United Kingdom - 0.3%
Mondi Ltd.	10,770	295,765

TOTAL COMMON STOCKS (Cost $73,888,695)		81,764,392

	NO. OF WARRANTS
WARRANTS - 0.0%

Thailand - 0.0%
BTS Group Holdings PCL, expiring 12/31/2019 (3)*(c)
(Cost $—)	72,344	—

	SHARES
SHORT-TERM INVESTMENTS - 4.7%

Investment Companies - 4.7%
Limited Purpose Cash Investment Fund, 2.06% (1)(e)
(Cost $4,053,706)	4,054,527	4,054,121

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR EMERGING DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
SECURITIES LENDING COLLATERAL - 1.4%

Investment Companies - 1.4%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares
1.97% (1)(e)(f)	149,880	$149,880
Limited Purpose Cash Investment Fund
2.06% (1)(e)(f)	1,075,481	1,075,374

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,225,361)		1,225,254

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.4% (Cost $79,167,762)		87,043,767

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)% (g)		(377,621)

NET ASSETS - 100.0%		$86,666,146

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$10,455,640	12.1%
Consumer Discretionary	7,022,347	8.1
Consumer Staples	14,305,478	16.5
Energy	3,140,281	3.6
Financials	16,784,542	19.4
Health Care	6,149,510	7.1
Industrials	6,250,995	7.2
Information Technology	8,417,491	9.7
Materials	2,566,749	2.9
Utilities	6,671,359	7.7
Short-Term Investments	4,054,121	4.7
Securities Lending Collateral	1,225,254	1.4

Total Investments In Securities At Value	87,043,767	100.4
Liabilities in Excess of Other Assets (g)	(377,621)	(0.4)

Net Assets	$86,666,146	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2018. The total value of securities on loan at September 30, 2018 was $1,376,799.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2018 amounted to $1,890,038, which represents approximately 2.18% of net assets of the fund.

(c)

Security fair valued as of September 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2018 amounted to $1, which represents approximately 0.00% of net assets of the fund.

(d)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2018, the value of these securities amounted to $1,418,300 or 1.64% of net assets.

(e)	Represents 7-day effective yield as of September 30, 2018.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $214,878 was received (See Note 3).
(g)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PJSC - Public Joint Stock Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR EMERGING DEFENSIVE STYLE FUND

Futures contracts outstanding as of September 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index	68	12/2018	USD	$3,568,980	$52,103

					$52,103

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at September 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$119,751	$119,751

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 88.2%

Australia - 1.3%
ASX Ltd.	891	$40,983
Aurizon Holdings Ltd.	300,669	892,670
BHP Billiton Ltd.	14,837	369,603
BlueScope Steel Ltd.	22,904	280,912
Caltex Australia Ltd.	40,036	864,931
CIMIC Group Ltd.	15,991	593,509
Crown Resorts Ltd.	14,618	144,568
CSL Ltd.	873	126,846
Dexus, REIT	14,068	107,473
Goodman Group, REIT	25,367	190,293
GPT Group (The), REIT	42,925	161,668
LendLease Group	2,927	41,587
Macquarie Group Ltd.	1,429	129,994
Mirvac Group, REIT	95,677	166,765
Rio Tinto plc	6,451	325,398
Scentre Group, REIT	45,435	130,569
Stockland, REIT	49,658	149,170
Vicinity Centres, REIT	79,436	150,710

		4,867,649

Belgium - 0.7%
Ageas	13,688	735,848
UCB SA	20,535	1,845,356

		2,581,204

Canada - 2.1%
BlackBerry Ltd. (1) *	44,320	501,652
Canadian Natural Resources Ltd. (1)	11,221	366,606
CGI Group, Inc., Class A (1) *	7,145	460,679
Constellation Software, Inc. (1)	1,648	1,211,928
Crescent Point Energy Corp. (1)	1,800	11,455
Finning International, Inc. (1)	30,670	749,149
Great-West Lifeco, Inc. (1)	1,345	32,634
Husky Energy, Inc. (1)	38,608	677,915
Industrial Alliance Insurance & Financial Services, Inc. (1)	2,730	109,166
Magna International, Inc. (1)	2,804	147,293
Manulife Financial Corp. (1)	33,048	590,778
Methanex Corp. (1)	11,311	892,865
Power Corp. of Canada (1)	1,646	35,758
RioCan REIT (1)	6,747	128,917
Suncor Energy, Inc. (1)	30,745	1,189,668
West Fraser Timber Co. Ltd. (1)	10,117	575,776

		7,682,239

Chile - 0.0% (a)
Antofagasta plc	13,063	145,161

China - 0.0% (a)
Yangzijiang Shipbuilding Holdings Ltd.	117,000	106,071

Denmark - 1.4%
Carlsberg A/S, Class B	821	98,459
Danske Bank A/S	41,516	1,088,239
H Lundbeck A/S	5,485	338,580
Novo Nordisk A/S, Class B	74,108	3,487,899
Orsted A/S (b)	2,628	178,580

		5,191,757

INVESTMENTS	SHARES	VALUE
Finland - 1.1%
Fortum OYJ	30,668	$768,581
Neste OYJ	6,125	504,856
Orion OYJ, Class B	2,650	100,296
Sampo OYJ, Class A	10,729	555,215
UPM-Kymmene OYJ	51,131	2,005,304

		3,934,252

France - 3.7%
Aeroports de Paris	1,274	286,843
Atos SE	5,553	660,735
AXA SA	12,775	342,315
Capgemini SE	5,438	684,632
Cie de Saint-Gobain	21,303	918,180
Cie Generale des Etablissements Michelin SCA	6,988	834,058
CNP Assurances	14,403	347,194
Engie SA	153,968	2,266,756
Hermes International	1,349	893,745
Klepierre SA, REIT	4,718	167,652
Peugeot SA	57,119	1,540,826
Safran SA	1,352	189,313
Sanofi	3,421	305,657
Societe Generale SA	5,908	253,692
Thales SA	3,231	459,063
TOTAL SA	48,869	3,177,499
Unibail-Rodamco-Westfield, REIT	2,005	403,901

		13,732,061

Germany - 3.5%
Allianz SE (Registered)	9,740	2,167,800
BASF SE	1,122	99,559
Bayer AG (Registered)	8,999	798,217
Commerzbank AG *	19,998	207,778
Covestro AG (b)	45,421	3,676,704
Deutsche Lufthansa AG (Registered)	36,174	887,852
E.ON SE	46,540	473,579
Fresenius SE & Co. KGaA	1,365	100,096
HeidelbergCement AG	2,122	165,745
Infineon Technologies AG	5,507	125,317
Linde AG	1,365	322,354
Porsche Automobil Holding SE (Preference)	865	58,230
SAP SE	5,710	702,122
Schaeffler AG (Preference)	22,678	289,268
TUI AG	23,465	450,120
United Internet AG (Registered)	2,050	96,924
Wirecard AG	11,098	2,401,043

		13,022,708

Hong Kong - 0.8%
CK Infrastructure Holdings Ltd.	2,749	21,755
Henderson Land Development Co. Ltd.	62,700	314,884
Hong Kong Exchanges & Clearing Ltd.	5,269	150,560
Kerry Properties Ltd.	154,500	524,612
Li & Fung Ltd.	990,000	221,758
Link REIT	18,329	180,467
PCCW Ltd.	19,406	11,307
Power Assets Holdings Ltd.	23,000	159,872
Sino Land Co. Ltd.	214,000	366,627

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
Hong Kong - 0.8% (continued)
Sun Hung Kai Properties Ltd.	34,000	$493,415
Techtronic Industries Co. Ltd.	25,000	159,467
Wharf Holdings Ltd. (The)	118,000	321,276
Wharf Real Estate Investment Co. Ltd.	7,000	45,098
Wheelock & Co. Ltd.	35,000	210,424

		3,181,522

Italy - 1.5%
Eni SpA	210,529	3,968,382
Moncler SpA	5,624	241,986
Poste Italiane SpA (b)	37,456	298,763
UniCredit SpA	75,989	1,140,193

		5,649,324

Japan - 6.8%
Aeon Mall Co. Ltd.	700	12,017
Alfresa Holdings Corp.	6,200	166,072
Alps Electric Co. Ltd.	5,000	127,113
ANA Holdings, Inc.	11,800	412,228
Astellas Pharma, Inc.	78,200	1,365,605
Bandai Namco Holdings, Inc.	5,200	202,025
Brother Industries Ltd.	8,500	167,834
Daicel Corp.	9,000	104,544
Daiichi Sankyo Co. Ltd.	8,400	364,122
Daito Trust Construction Co. Ltd.	486	62,629
Daiwa House Industry Co. Ltd.	2,451	72,632
Fujitsu Ltd.	1,612	114,803
Hitachi High-Technologies Corp.	3,258	112,493
Hitachi Ltd.	37,600	1,278,086
Hulic Co. Ltd.	1,500	14,719
Idemitsu Kosan Co. Ltd.	19,500	1,032,418
Inpex Corp.	24,400	304,867
ITOCHU Corp.	20,500	375,214
Japan Airlines Co. Ltd.	46,200	1,660,526
Japan Real Estate Investment Corp., REIT	30	157,314
Japan Retail Fund Investment Corp., REIT	64	116,146
JXTG Holdings, Inc.	230,700	1,744,967
Kajima Corp.	26,500	385,325
Kamigumi Co. Ltd.	9,000	198,384
Kao Corp.	3,500	282,722
Konami Holdings Corp.	4,800	187,950
Kose Corp.	1,300	247,709
Marubeni Corp.	39,900	364,910
McDonald’s Holdings Co. Japan Ltd.	2,600	114,180
Mitsubishi Corp.	13,600	418,917
Mitsubishi Electric Corp.	10,600	145,213
Mitsubishi Estate Co. Ltd.	5,764	97,873
Mitsubishi Gas Chemical Co., Inc.	6,300	134,114
Mitsubishi UFJ Financial Group, Inc.	135,900	844,305
Mitsui & Co. Ltd.	19,900	353,636
Mitsui Fudosan Co. Ltd.	4,598	108,747
Mizuho Financial Group, Inc.	186,400	324,858
MS&AD Insurance Group Holdings, Inc.	5,200	173,701
Nexon Co. Ltd. *	45,500	594,754
Nikon Corp.	28,900	543,069
Nintendo Co. Ltd.	800	291,067
Nippon Building Fund, Inc., REIT	21	121,427
Nippon Express Co. Ltd.	4,600	302,099
Nippon Telegraph & Telephone Corp.	22,296	1,006,226

INVESTMENTS	SHARES	VALUE
Japan - 6.8% (continued)
NOK Corp.	5,700	$97,842
Nomura Real Estate Holdings, Inc.	1,000	20,173
Nomura Real Estate Master Fund, Inc., REIT	117	159,953
Nomura Research Institute Ltd.	3,400	171,693
NTT DOCOMO, Inc.	5,300	142,451
Omron Corp.	6,900	291,578
Oracle Corp. Japan	3,100	249,774
ORIX Corp.	44,100	714,051
Otsuka Corp.	15,500	578,151
Panasonic Corp.	13,900	161,118
Pola Orbis Holdings, Inc.	4,400	160,702
Recruit Holdings Co. Ltd.	12,200	407,498
Resona Holdings, Inc.	144,800	812,975
Rohm Co. Ltd.	3,300	241,429
Ryohin Keikaku Co. Ltd.	600	178,344
Shimadzu Corp.	9,600	300,841
Shionogi & Co. Ltd.	2,600	169,961
Shiseido Co. Ltd.	6,800	526,646
Sony Corp.	3,000	182,363
Sumitomo Corp.	6,400	106,658
Sumitomo Heavy Industries Ltd.	11,100	396,176
Sumitomo Mitsui Financial Group, Inc.	3,900	156,951
Sumitomo Realty & Development Co. Ltd.	2,624	94,135
Taisei Corp.	16,400	747,567
Tokyo Electric Power Co. Holdings, Inc. *	34,200	168,061
Tokyo Electron Ltd.	3,500	482,372
Tokyo Tatemono Co. Ltd.	1,200	14,635
Tokyu Fudosan Holdings Corp.	2,900	20,204
Tosoh Corp.	14,600	224,868
Toyota Tsusho Corp.	4,500	169,906

		25,358,636

Luxembourg - 0.1%
SES SA, FDR	13,750	301,612

Macau - 0.1%
Wynn Macau Ltd.	103,600	237,927

Malta - 0.0% (a)
BGP Holdings plc (3)*(c)	96,388	140

Netherlands - 2.0%
Aegon NV	92,070	597,584
ASML Holding NV	1,683	315,991
ING Groep NV	19,668	255,273
Koninklijke Ahold Delhaize NV	105,645	2,423,764
Koninklijke DSM NV	12,811	1,356,856
Koninklijke Philips NV	14,576	664,396
NN Group NV	4,798	214,146
Royal Dutch Shell plc, Class A	29,075	996,937
Royal Dutch Shell plc, Class B	22,741	796,084

		7,621,031

Singapore - 0.2%
ComfortDelGro Corp. Ltd.	61,300	108,945
Genting Singapore Ltd.	465,800	361,058
Sembcorp Industries Ltd.	4,477	10,112

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
Singapore - 0.2% (continued)
Singapore Airlines Ltd.	22,000	$156,712
Singapore Exchange Ltd.	4,067	21,919

		658,746

South Africa - 0.1%
Investec plc	41,947	294,263

Spain - 0.7%
ACS Actividades de Construccion y Servicios SA	8,719	370,321
Banco Bilbao Vizcaya Argentaria SA	20,443	129,614
Endesa SA	30,601	660,054
Mapfre SA	296,971	928,881
Repsol SA	29,117	579,641

		2,668,511

Sweden - 0.8%
Electrolux AB, Series B	16,648	366,742
Investor AB, Class B	2,204	101,564
Kinnevik AB, Class B	1,380	41,671
Sandvik AB	30,597	541,697
Swedish Match AB	19,599	1,001,810
Volvo AB, Class B	51,887	915,128

		2,968,612

Switzerland - 3.2%
Adecco Group AG (Registered)	30,030	1,578,598
Barry Callebaut AG (Registered)	59	111,724
Coca-Cola HBC AG *	12,053	410,636
Nestle SA (Registered)	13,772	1,146,335
Novartis AG (Registered)	13,971	1,202,602
Partners Group Holding AG	277	219,583
Roche Holding AG	15,665	3,788,038
Sika AG (Registered)	1,696	246,801
Sonova Holding AG (Registered)	2,576	511,254
STMicroelectronics NV	15,341	280,780
Swiss Life Holding AG (Registered) *	2,281	864,890
Swiss Re AG	1,625	149,722
Vifor Pharma AG	3,066	531,554
Zurich Insurance Group AG	2,945	928,574

		11,971,091

United Kingdom - 3.6%
3i Group plc	9,545	116,877
Ashtead Group plc	16,469	522,533
AstraZeneca plc	3,140	244,744
Aviva plc	54,011	344,616
Barclays plc	492,610	1,092,621
Berkeley Group Holdings plc	25,194	1,206,963
BP plc	220,181	1,687,631
British Land Co. plc (The), REIT	12,747	102,526
Burberry Group plc	48,127	1,263,781
Direct Line Insurance Group plc	49,995	211,019
easyJet plc	8,799	150,570
GVC Holdings plc	25,837	309,179
Hammerson plc, REIT	17,591	104,669
International Consolidated Airlines Group SA	103,606	888,792
Land Securities Group plc, REIT	13,737	158,168

INVESTMENTS	SHARES	VALUE
United Kingdom - 3.6% (continued)
Meggitt plc	31,332	$231,321
Next plc	5,316	380,445
Persimmon plc	18,005	554,326
Randgold Resources Ltd.	867	61,322
Royal Bank of Scotland Group plc	319,165	1,034,126
Royal Mail plc	75,306	468,131
Standard Life Aberdeen plc	301,147	1,199,959
Taylor Wimpey plc	270,867	605,441
Tesco plc	32,461	101,490
Unilever plc	5,942	326,419
Vodafone Group plc	69,344	148,578

		13,516,247

United States - 54.5%
AbbVie, Inc. (1)	6,818	644,846
ABIOMED, Inc. (1)*	6,558	2,949,461
Accenture plc, Class A (1)	4,002	681,140
Adobe Systems, Inc. (1)*	13,729	3,706,144
Aetna, Inc. (1)	3,218	652,771
Aflac, Inc. (1)	21,000	988,470
Agilent Technologies, Inc. (1)	3,516	248,019
Align Technology, Inc. (1)*	3,262	1,276,160
Allstate Corp. (The) (1)	16,622	1,640,591
Alphabet, Inc., Class A (1)*	2,446	2,952,518
Alphabet, Inc., Class C (1)*	2,378	2,838,072
Amazon.com, Inc. (1)*	3,041	6,091,123
American Tower Corp., REIT (1)	4,396	638,739
Ameriprise Financial, Inc. (1)	2,227	328,839
Amgen, Inc. (1)	5,649	1,170,981
Anadarko Petroleum Corp. (1)	28,304	1,907,973
Anthem, Inc. (1)	5,406	1,481,514
Apple, Inc. (1)	40,037	9,037,952
Applied Materials, Inc. (1)	49,054	1,895,937
AutoZone, Inc. (1)*	729	565,485
AvalonBay Communities, Inc., REIT (1)	811	146,913
Bausch Health Cos., Inc. (1)*	4,960	127,374
Baxter International, Inc. (1)	2,238	172,527
Berkshire Hathaway, Inc., Class B (1)*	9,984	2,137,674
Best Buy Co., Inc. (1)	38,533	3,057,979
Biogen, Inc. (1)*	10,170	3,593,163
Boeing Co. (The) (1)	12,149	4,518,213
Boston Properties, Inc., REIT (1)	1,213	149,308
Bristol-Myers Squibb Co. (1)	20,480	1,271,398
Cadence Design Systems, Inc. (1)*	10,407	471,645
Caterpillar, Inc. (1)	711	108,420
Centene Corp. (1)*	5,545	802,805
Chevron Corp. (1)	13,604	1,663,497
Cigna Corp. (1)	9,903	2,062,300
Cisco Systems, Inc. (1)	63,356	3,082,269
Cognizant Technology Solutions Corp., Class A (1)	14,045	1,083,572
Comcast Corp., Class A (1)	9,048	320,390
ConocoPhillips (1)	32,265	2,497,311
Copart, Inc. (1)*	6,594	339,789
Costco Wholesale Corp. (1)	2,854	670,348
Crown Castle International Corp., REIT (1)	1,970	219,320
Darden Restaurants, Inc. (1)	18,453	2,051,789
Dell Technologies, Inc., Class V (1)*	1,353	131,403
Delta Air Lines, Inc. (1)	15,697	907,758

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
United States - 54.5% (continued)
Dollar General Corp. (1)	1,624	$177,503
DXC Technology Co. (1)	3,587	335,456
eBay, Inc. (1)*	10,645	351,498
Electronic Arts, Inc. (1)*	8,474	1,021,032
Eli Lilly & Co. (1)	2,789	299,288
Equinix, Inc., REIT (1)	445	192,636
Equity Residential, REIT (1)	2,048	135,700
Essex Property Trust, Inc., REIT (1)	720	177,631
Express Scripts Holding Co. (1)*	4,465	424,220
Exxon Mobil Corp. (1)	8,782	746,646
F5 Networks, Inc. (1)*	1,511	301,324
Facebook, Inc., Class A (1)*	33,868	5,569,931
Fidelity National Financial, Inc. (1)	38,455	1,513,204
FLIR Systems, Inc. (1)	8,075	496,370
Fortinet, Inc. (1)*	5,824	537,380
Gap, Inc. (The) (1)	55,805	1,609,974
General Dynamics Corp. (1)	1,892	387,330
Gilead Sciences, Inc. (1)	23,005	1,776,216
HCA Healthcare, Inc. (1)	9,187	1,278,095
HD Supply Holdings, Inc. (1)*	10,607	453,874
HollyFrontier Corp. (1)	39,492	2,760,491
Home Depot, Inc. (The) (1)	8,473	1,755,182
Honeywell International, Inc. (1)	5,980	995,072
Host Hotels & Resorts, Inc., REIT (1)	5,400	113,940
HP, Inc. (1)	39,131	1,008,406
Humana, Inc. (1)	10,770	3,645,860
Huntington Ingalls Industries, Inc. (1)	3,693	945,703
IAC/InterActiveCorp (1)*	3,951	856,261
Intel Corp. (1)	79,764	3,772,040
International Business Machines Corp. (1)	10,815	1,635,336
Intuit, Inc. (1)	3,157	717,902
Intuitive Surgical, Inc. (1)*	540	309,960
IQVIA Holdings, Inc. (1) *	1,795	232,883
Johnson & Johnson (1)	18,743	2,589,720
JPMorgan Chase & Co. (1)	26,819	3,026,256
KLA-Tencor Corp. (1)	4,638	471,731
Kohl’s Corp. (1)	11,937	889,903
Kroger Co. (The) (1)	30,315	882,470
Lam Research Corp. (1)	3,647	553,250
Las Vegas Sands Corp. (1)	6,315	374,669
Lockheed Martin Corp. (1)	2,739	947,584
Lowe’s Cos., Inc. (1)	12,621	1,449,143
Lululemon Athletica, Inc. (1)*	10,120	1,644,399
LyondellBasell Industries NV, Class A (1)	13,606	1,394,751
Macy’s, Inc. (1)	40,633	1,411,184
ManpowerGroup, Inc. (1)	12,687	1,090,575
Marathon Oil Corp. (1)	15,740	366,427
Marathon Petroleum Corp. (1)	14,689	1,174,679
Mastercard, Inc., Class A (1)	4,465	993,954
Maxim Integrated Products, Inc. (1)	9,285	523,581
McKesson Corp. (1)	6,475	858,909
Merck & Co., Inc. (1)	33,037	2,343,645
Michael Kors Holdings Ltd. (1)*	47,230	3,238,089
Micron Technology, Inc. (1)*	93,231	4,216,838
Microsoft Corp. (1)	90,903	10,396,576
NetApp, Inc. (1)	1,186	101,866
NIKE, Inc., Class B (1)	10,905	923,872
Norfolk Southern Corp. (1)	2,984	538,612
Northrop Grumman Corp. (1)	4,546	1,442,764

INVESTMENTS	SHARES	VALUE
United States - 54.5% (continued)
NVIDIA Corp. (1)	8,550	$2,402,721
NVR, Inc. (1)*	163	402,740
Old Dominion Freight Line, Inc. (1)	697	112,398
Oracle Corp. (1)	3,986	205,518
PayPal Holdings, Inc. (1)*	2,365	207,742
PepsiCo, Inc. (1)	1,474	164,793
Pfizer, Inc. (1)	56,388	2,485,019
Phillips 66 (1)	10,863	1,224,477
PNC Financial Services Group, Inc. (The) (1)	8,527	1,161,292
Procter & Gamble Co. (The) (1)	4,605	383,274
Progressive Corp. (The) (1)	10,152	721,198
Prologis, Inc., REIT (1)	2,980	202,014
Public Storage, REIT (1)	2,236	450,845
Ralph Lauren Corp. (1)	10,634	1,462,707
Raytheon Co. (1)	9,452	1,953,350
Reinsurance Group of America, Inc. (1)	6,562	948,603
ResMed, Inc. (1)	914	105,421
Robert Half International, Inc. (1)	18,018	1,268,107
Ross Stores, Inc. (1)	21,517	2,132,335
S&P Global, Inc. (1)	1,101	215,124
Seagate Technology plc (1)	4,782	226,428
Shire plc	3,495	211,154
Simon Property Group, Inc., REIT (1)	1,352	238,966
Skyworks Solutions, Inc. (1)	16,667	1,511,864
Southwest Airlines Co. (1)	53,226	3,323,964
Steel Dynamics, Inc. (1)	20,816	940,675
Synchrony Financial (1)	37,516	1,165,997
T. Rowe Price Group, Inc. (1)	985	107,542
Target Corp. (1)	24,450	2,156,735
Texas Instruments, Inc. (1)	20,677	2,218,435
Tiffany & Co. (1)	1,023	131,936
TJX Cos., Inc. (The) (1)	22,727	2,545,879
Total System Services, Inc. (1)	4,772	471,187
Travelers Cos., Inc. (The) (1)	3,049	395,486
Twenty-First Century Fox, Inc., Class A (1)	8,466	392,230
Tyson Foods, Inc., Class A (1)	3,883	231,155
United Therapeutics Corp. (1)*	5,592	715,105
UnitedHealth Group, Inc. (1)	11,208	2,981,776
Valero Energy Corp. (1)	30,141	3,428,539
Ventas, Inc., REIT (1)	2,800	152,264
Vertex Pharmaceuticals, Inc. (1)*	5,074	977,963
VMware, Inc., Class A (1)*	654	102,063
Walmart, Inc. (1)	57,663	5,415,132
Waste Management, Inc. (1)	17,721	1,601,270
Wells Fargo & Co. (1)	7,687	404,029
Welltower, Inc., REIT (1)	3,001	193,024
Western Digital Corp. (1)	2,976	174,215
Weyerhaeuser Co., REIT (1)	3,285	106,007
WW Grainger, Inc. (1)	618	220,879

		204,615,268

TOTAL COMMON STOCKS (Cost $287,610,867)		330,306,032

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
SHORT-TERM INVESTMENTS - 9.8%

Investment Companies - 9.8%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 2.00% (1)(d)(e)	10,552,488	$10,552,488
Limited Purpose Cash Investment Fund, 2.06% (1)(d)	26,081,059	26,078,451

TOTAL SHORT-TERM INVESTMENTS (Cost $36,627,523)		36,630,939

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 98.0% (Cost $324,238,390)		366,936,971

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0% (f)		7,562,485

NET ASSETS - 100.0%		$374,499,456

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$16,731,301	4.5%
Consumer Discretionary	46,170,247	12.3
Consumer Staples	14,585,585	3.9
Energy	33,673,899	9.0
Financials	34,755,099	9.3
Health Care	53,799,849	14.4
Industrials	38,625,425	10.3
Information Technology	65,133,290	17.4
Materials	13,323,314	3.6
Real Estate	8,810,784	2.3
Utilities	4,697,239	1.2
Short-Term Investments	36,630,939	9.8

Total Investments In Securities At Value	366,936,971	98.0
Other Assets in Excess of Liabilities (f)	7,562,485	2.0

Net Assets	$374,499,456	100.0%

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2018 amounted to $4,154,047, which represents approximately 1.11% of net assets of the fund.

(c)

Security fair valued as of September 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2018 amounted to $140, which represents approximately 0.00% of net assets of the fund.

(d)	Represents 7-day effective yield as of September 30, 2018.
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

FDR - Fiduciary Depositary Receipt

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

Total return swap contracts outstanding as of September 30, 2018:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2018	HKD 61,329,400	$48,960

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR GLOBAL EQUITY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Hong Kong Net Return Index	Decreases in total return of reference entity and pays the Hong Kong Interbank Offered Rate (“HIBOR”) plus or minus a specified spread (0.15%)	Increases in total return of reference entity	Monthly	JPMC	12/21/2018	HKD 20,245,418	$ 33,913
MSCI Japan Net Return Index	Decreases in total return of reference entity and pays the London Interbank Offered Rate (“LIBOR”) plus or minus a specified spread (0.10%)	Increases in total return of reference entity	Monthly	JPMC	12/25/2018	JPY 2,367,438,740	1,183,604
MSCI Singapore Net Return Index	Decreases in total return of reference entity and pays the Singapore Swap Offered Rate (“SOR”) plus or minus a specified spread (0.60%)	Increases in total return of reference entity	Monthly	JPMC	12/24/2018	SGD 1,090,101	26,515
MSCI Singapore Net Return Index	Decreases in total return of reference entity and pays the SOR plus or minus a specified spread (0.60%)	Increases in total return of reference entity	Monthly	JPMC	12/24/2018	SGD 33,178	1,083

							1,294,075

MSCI Italy Net Return Index	Decreases in total return of reference entity and pays the Euro Interbank Offered Rate (“EURIBOR”) plus or minus a specified spread (0.05%)	Increases in total return of reference entity	Monthly	JPMC	12/21/2018	EUR 5,638,213	(32,572)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR GLOBAL EQUITY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Spain Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the EURIBOR plus or minus a specified spread (-0.70%)	Monthly	JPMC	12/19/2018	EUR (184,460)	$ (912)
MSCI Sweden Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the Stockholm Interbank Offered Rate (“STIBOR”) plus or minus a specified spread (-0.8%)	Monthly	JPMC	12/19/2018	SEK (22,772,531)	(44,775)
Swiss Market Index December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	12/21/2018	CHF (6,255,540)	(118,678)

							(196,937)

							$1,097,138

Futures contracts outstanding as of September 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Hang Seng Index	10	10/2018	HKD	$1,780,516	$(4,265)
MSCI Singapore Index	1	10/2018	SGD	27,084	415
DAX Index	27	12/2018	EUR	9,593,771	48,390
FTSE 100 Index	19	12/2018	GBP	1,854,002	8,697
FTSE/MIB Index	35	12/2018	EUR	4,202,043	(49,802)
TOPIX Index	169	12/2018	JPY	27,033,752	2,079,964

					2,083,399

Short Contracts
Amsterdam Exchange Index	(3)	10/2018	EUR	(382,763)	(6,147)
CAC 40 10 Euro Index	(24)	10/2018	EUR	(1,529,660)	(10,768)
IBEX 35 Index	(40)	10/2018	EUR	(4,350,687)	10,934
OMXS30 Index	(319)	10/2018	SEK	(5,958,323)	(122,326)
S&P 500 E-Mini Index	(99)	12/2018	USD	(14,449,050)	(20,264)
S&P/TSX 60 Index	(4)	12/2018	CAD	(588,581)	(325)
SPI 200 Index	(124)	12/2018	AUD	(13,879,731)	(78,020)

					(226,916)

					$1,856,483

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR GLOBAL EQUITY FUND

Forward foreign currency contracts outstanding as of September 30, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	7,343,722	USD	5,266,356	CITG	12/19/2018	$45,320
AUD	11,015,583	USD	7,899,544	JPMC	12/19/2018	67,971
CAD	24,440,670	USD	18,700,348	CITG	12/19/2018	254,565
CAD	36,661,003	USD	28,050,556	JPMC	12/19/2018	381,811
DKK	316,400	USD	49,515	CITG	12/19/2018	103
DKK	474,600	USD	74,273	JPMC	12/19/2018	154
GBP	3,154,066	USD	4,091,555	CITG	12/19/2018	35,408
GBP	4,731,097	USD	6,137,338	JPMC	12/19/2018	53,105
HKD	5,470,800	USD	698,476	CITG	12/19/2018	1,174
HKD	8,206,200	USD	1,047,716	JPMC	12/19/2018	1,759
NZD	1,374,950	USD	903,172	CITG	12/19/2018	8,637
NZD	2,062,426	USD	1,354,760	JPMC	12/19/2018	12,952
SEK	9,738,000	USD	1,077,031	CITG	12/19/2018	26,427
SEK	14,607,000	USD	1,615,549	JPMC	12/19/2018	39,639
SGD	20,000	USD	14,601	CITG	12/19/2018	54
SGD	30,000	USD	21,902	JPMC	12/19/2018	81
USD	1,106,509	AUD	1,508,800	CITG	12/19/2018	15,202
USD	1,659,761	AUD	2,263,200	JPMC	12/19/2018	22,800
USD	21,770,116	CHF	20,983,990	CITG	12/19/2018	222,812
USD	32,655,132	CHF	31,475,985	JPMC	12/19/2018	334,177
USD	69,971	DKK	442,000	CITG	12/19/2018	657
USD	104,957	DKK	663,000	JPMC	12/19/2018	985
USD	16,519,637	EUR	14,053,232	CITG	12/19/2018	92,731
USD	24,779,426	EUR	21,079,849	JPMC	12/19/2018	139,064
USD	5,294,282	GBP	4,022,400	CITG	12/19/2018	31,140
USD	7,941,413	GBP	6,033,600	JPMC	12/19/2018	46,700
USD	144,891	HKD	1,130,800	CITG	12/19/2018	276
USD	217,337	HKD	1,696,200	JPMC	12/19/2018	413
USD	2,357	ILS	8,400	CITG	12/19/2018	34
USD	3,536	ILS	12,600	JPMC	12/19/2018	50
USD	2,556,598	JPY	283,029,200	CITG	12/19/2018	49,287
USD	3,834,892	JPY	424,543,800	JPMC	12/19/2018	73,926
USD	287,622	SEK	2,508,800	CITG	12/19/2018	3,338
USD	431,432	SEK	3,763,200	JPMC	12/19/2018	5,006
USD	9,384	SGD	12,800	CITG	12/19/2018	4
USD	14,076	SGD	19,200	JPMC	12/19/2018	6

Total unrealized appreciation						1,967,768

AUD	7,589,478	USD	5,547,529	CITG	12/19/2018	(58,095)
AUD	11,384,217	USD	8,321,303	JPMC	12/19/2018	(87,157)
CAD	2,027,730	USD	1,575,890	CITG	12/19/2018	(3,288)
CAD	3,041,595	USD	2,363,839	JPMC	12/19/2018	(4,936)
CHF	8,444,800	USD	8,804,945	CITG	12/19/2018	(133,447)
CHF	12,667,200	USD	13,205,603	JPMC	12/19/2018	(198,352)
DKK	495,200	USD	78,445	CITG	12/19/2018	(788)
DKK	742,800	USD	117,668	JPMC	12/19/2018	(1,182)
EUR	443,200	USD	525,787	CITG	12/19/2018	(7,728)
EUR	664,800	USD	788,681	JPMC	12/19/2018	(11,593)
GBP	493,134	USD	648,018	CITG	12/19/2018	(2,772)
GBP	739,700	USD	972,026	JPMC	12/19/2018	(4,160)
ILS	1,056,000	USD	293,355	CITG	12/19/2018	(1,223)
ILS	1,583,999	USD	440,032	JPMC	12/19/2018	(1,837)
JPY	1,182,106,800	USD	10,710,185	CITG	12/19/2018	(238,092)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR GLOBAL EQUITY FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
JPY	1,773,160,200	USD	16,065,298	JPMC	12/19/2018	$ (357,152)
NZD	3,275,850	USD	2,191,863	CITG	12/19/2018	(19,460)
NZD	4,913,775	USD	3,287,798	JPMC	12/19/2018	(29,194)
SGD	544,000	USD	399,731	CITG	12/19/2018	(1,103)
SGD	816,000	USD	599,597	JPMC	12/19/2018	(1,655)
USD	491,138	CAD	634,800	CITG	12/19/2018	(1,179)
USD	736,707	CAD	952,200	JPMC	12/19/2018	(1,770)
USD	1,939,823	CHF	1,890,810	CITG	12/19/2018	(1,745)
USD	2,909,732	CHF	2,836,215	JPMC	12/19/2018	(2,621)
USD	1,268,171	DKK	8,102,800	CITG	12/19/2018	(2,510)
USD	1,902,254	DKK	12,154,200	JPMC	12/19/2018	(3,767)
USD	7,100,299	EUR	6,088,768	CITG	12/19/2018	(16,899)
USD	10,650,434	EUR	9,133,151	JPMC	12/19/2018	(25,361)
USD	3,702,504	GBP	2,861,600	CITG	12/19/2018	(41,778)
USD	5,554,788	GBP	4,292,400	JPMC	12/19/2018	(61,636)
USD	157,376	HKD	1,233,200	CITG	12/19/2018	(336)
USD	236,064	HKD	1,849,800	JPMC	12/19/2018	(503)
USD	6,068,418	NOK	50,476,800	CITG	12/19/2018	(155,096)
USD	9,102,616	NOK	75,715,199	JPMC	12/19/2018	(232,655)
USD	12,238,562	SEK	110,480,005	CITG	12/19/2018	(280,448)
USD	18,357,819	SEK	165,719,996	JPMC	12/19/2018	(420,695)
USD	62,067	SGD	85,200	CITG	12/19/2018	(365)
USD	93,101	SGD	127,800	JPMC	12/19/2018	(547)

Total unrealized depreciation						(2,413,125)

Net unrealized depreciation						$(445,357)

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at September 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$2,480,973	$2,480,973

GSIN
Investment Companies	280,585	—	280,585

CITG
Investment Companies	810,710	—	810,710

JPMC
Investment Companies	9,461,193	—	9,461,193

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR INTERNATIONAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 87.4%

Australia - 6.6%
Alumina Ltd.	323,755	$648,103
ASX Ltd.	5,022	230,996
Aurizon Holdings Ltd.	545,197	1,618,659
Australia & New Zealand Banking Group Ltd.	44,842	912,834
BHP Billiton Ltd.	92,900	2,314,223
BHP Billiton plc	57,482	1,254,349
BlueScope Steel Ltd.	177,824	2,180,966
Caltex Australia Ltd.	113,850	2,459,595
CIMIC Group Ltd.	84,208	3,125,397
Crown Resorts Ltd.	81,040	801,462
CSL Ltd.	3,018	438,514
Dexus, REIT	23,093	176,420
Goodman Group, REIT	54,028	405,296
GPT Group (The), REIT	55,477	208,943
LendLease Group	24,576	349,175
Macquarie Group Ltd.	3,979	361,963
Mirvac Group, REIT	104,753	182,585
Newcrest Mining Ltd.	121,611	1,707,696
Rio Tinto Ltd.	12,593	716,195
Rio Tinto plc	113,464	5,723,301
Scentre Group, REIT	147,628	424,247
South32 Ltd.	873,545	2,454,928
Stockland, REIT	62,453	187,606
Vicinity Centres, REIT	94,695	179,660
Wesfarmers Ltd.	11,060	398,262
Woodside Petroleum Ltd.	7,058	196,896

		29,658,271

Belgium - 1.7%
Ageas	48,984	2,633,314
Groupe Bruxelles Lambert SA	1,290	135,222
KBC Group NV	6,844	508,909
UCB SA	46,103	4,142,997

		7,420,442

Chile - 0.4%
Antofagasta plc	141,752	1,575,199

China - 0.1%
Yangzijiang Shipbuilding Holdings Ltd.	332,100	301,077

Denmark - 2.3%
Coloplast A/S, Class B	16,453	1,680,763
Danske Bank A/S	19,842	520,109
H Lundbeck A/S	7,652	472,346
Novo Nordisk A/S, Class B	164,957	7,763,713
Orsted A/S (a)	1,795	121,976

		10,558,907

Finland - 1.7%
Fortum OYJ	78,985	1,979,471
Neste OYJ	15,635	1,288,721
Sampo OYJ, Class A	3,243	167,822
UPM-Kymmene OYJ	109,836	4,307,653

		7,743,667

France - 9.7%
Atos SE	24,468	2,911,374

INVESTMENTS	SHARES	VALUE
France - 9.7% (continued)
AXA SA	60,641	$1,624,918
BNP Paribas SA	30,408	1,862,083
Capgemini SE	11,872	1,494,659
Cie Generale des Etablissements Michelin SCA	8,909	1,063,341
CNP Assurances	27,886	672,211
Credit Agricole SA	31,352	450,685
Dassault Aviation SA	106	196,174
Dassault Systemes SE	4,903	733,672
Engie SA	318,409	4,687,697
Essilor International Cie Generale d’Optique SA	1,483	219,513
Hermes International	2,667	1,766,952
Ipsen SA	1,121	188,724
Kering SA	1,464	785,224
Klepierre SA, REIT	3,302	117,335
L’Oreal SA	3,439	829,099
Natixis SA	91,592	621,989
Pernod Ricard SA	2,708	444,133
Peugeot SA	149,386	4,029,795
Renault SA	6,509	563,041
Safran SA	17,080	2,391,611
Sanofi	14,125	1,262,030
Schneider Electric SE	1,683	135,140
Societe Generale SA	18,458	792,594
Thales SA	31,320	4,449,969
TOTAL SA	130,702	8,498,342
Ubisoft Entertainment SA *	1,105	119,319
Unibail-Rodamco-Westfield, REIT	3,742	753,813

		43,665,437

Germany - 8.9%
adidas AG	6,286	1,537,302
Allianz SE (Registered)	25,187	5,605,789
BASF SE	16,677	1,479,803
Bayer AG (Registered)	24,080	2,135,912
Continental AG	2,445	424,806
Covestro AG (a)	75,680	6,126,087
Deutsche Boerse AG	5,074	678,428
Deutsche Lufthansa AG (Registered)	99,286	2,436,868
Deutsche Wohnen SE	9,934	477,147
E.ON SE	119,355	1,214,526
Fresenius Medical Care AG & Co. KGaA	1,245	127,916
Fresenius SE & Co. KGaA	10,315	756,402
Hannover Rueck SE	2,823	398,462
Infineon Technologies AG	113,246	2,577,011
Linde AG	5,612	1,325,314
Porsche Automobil Holding SE (Preference)	4,664	313,969
SAP SE	56,483	6,945,350
Schaeffler AG (Preference)	64,985	828,913
TUI AG	35,934	689,308
Vonovia SE	7,064	345,488
Wirecard AG	17,265	3,735,268

		40,160,069

Hong Kong - 2.2%
CK Asset Holdings Ltd.	25,500	191,153
CK Infrastructure Holdings Ltd.	17,827	141,082

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR INTERNATIONAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
Hong Kong - 2.2% (continued)
CLP Holdings Ltd. (b)	20,500	$240,070
Henderson Land Development Co. Ltd.	156,800	787,461
Hong Kong Exchanges & Clearing Ltd.	32,254	921,645
Kerry Properties Ltd.	332,500	1,129,021
Li & Fung Ltd.	3,178,000	711,867
Link, REIT	67,882	668,363
NWS Holdings Ltd.	67,000	132,435
PCCW Ltd.	64,000	37,289
Sino Land Co. Ltd.	620,000	1,062,191
Sun Hung Kai Properties Ltd.	105,000	1,523,781
Wharf Holdings Ltd. (The)	152,000	413,846
Wharf Real Estate Investment Co. Ltd.	42,000	270,587
Wheelock & Co. Ltd.	149,000	895,806
Yue Yuen Industrial Holdings Ltd.	260,000	722,796

		9,849,393

Italy - 2.7%
Enel SpA	281,694	1,439,886
Eni SpA	371,953	7,011,157
Intesa Sanpaolo SpA	411,610	1,048,754
Moncler SpA	33,101	1,424,251
Poste Italiane SpA (a)	21,698	173,071
UniCredit SpA	73,669	1,105,382

		12,202,501

Japan - 20.6%
Alfresa Holdings Corp.	20,600	551,787
Alps Electric Co. Ltd.	40,600	1,032,159
ANA Holdings, Inc.	10,400	363,320
Asahi Kasei Corp.	16,600	251,691
Astellas Pharma, Inc.	354,200	6,185,384
Bandai Namco Holdings, Inc.	55,500	2,156,223
Brother Industries Ltd.	48,300	953,693
Credit Saison Co. Ltd.	7,200	117,428
CyberAgent, Inc.	5,500	292,692
Daiichi Sankyo Co. Ltd.	23,700	1,027,345
Daito Trust Construction Co. Ltd.	2,487	320,490
Daiwa House Industry Co. Ltd.	8,395	248,776
Eisai Co. Ltd.	23,800	2,318,530
Fast Retailing Co. Ltd.	2,100	1,063,857
Fuji Electric Co. Ltd.	12,000	480,683
Fujitsu Ltd.	13,100	933,240
Hikari Tsushin, Inc.	600	118,580
Hitachi Construction Machinery Co. Ltd.	8,600	287,517
Hitachi High-Technologies Corp.	29,300	1,011,679
Hitachi Ltd.	121,800	4,140,181
Hoya Corp.	12,800	760,205
Hulic Co. Ltd.	8,000	78,503
Idemitsu Kosan Co. Ltd.	26,800	1,418,913
Inpex Corp.	23,900	298,620
ITOCHU Corp.	59,500	1,089,034
Japan Airlines Co. Ltd.	94,900	3,410,907
Japan Real Estate Investment Corp., REIT	41	214,996
Japan Retail Fund Investment Corp., REIT	73	132,479
JFE Holdings, Inc.	9,100	208,753
JXTG Holdings, Inc.	509,400	3,852,998
Kajima Corp.	32,500	472,568
Kakaku.com, Inc.	26,800	523,617
Kamigumi Co. Ltd.	9,500	209,406

INVESTMENTS	SHARES	VALUE
Japan - 20.6% (continued)
Kao Corp.	2,600	$210,022
Konami Holdings Corp.	12,400	485,537
Kose Corp.	4,900	933,673
Kyocera Corp.	6,900	414,149
Mabuchi Motor Co. Ltd.	4,700	189,593
Marubeni Corp.	188,000	1,719,376
McDonald’s Holdings Co. Japan Ltd.	4,400	193,228
Mebuki Financial Group, Inc.	37,900	131,136
Medipal Holdings Corp.	9,600	200,561
MINEBEA MITSUMI, Inc.	6,200	112,380
Mitsubishi Corp.	47,700	1,469,290
Mitsubishi Electric Corp.	30,900	423,309
Mitsubishi Estate Co. Ltd.	38,020	645,582
Mitsubishi Gas Chemical Co., Inc.	54,000	1,149,553
Mitsubishi Motors Corp.	284,800	2,011,971
Mitsubishi UFJ Financial Group, Inc.	209,991	1,304,610
Mitsui & Co. Ltd.	118,800	2,111,155
Mitsui Fudosan Co. Ltd.	29,205	690,723
Mizuho Financial Group, Inc.	231,100	402,762
Murata Manufacturing Co. Ltd.	2,300	353,409
Nexon Co. Ltd. *	199,600	2,609,073
Nikon Corp.	112,200	2,108,385
Nippon Building Fund, Inc., REIT	41	237,071
Nippon Express Co. Ltd.	23,100	1,517,061
Nippon Telegraph & Telephone Corp.	2,938	132,593
Nomura Real Estate Holdings, Inc.	3,900	78,674
Nomura Research Institute Ltd.	9,300	469,632
NTT DOCOMO, Inc.	39,500	1,061,664
Omron Corp.	13,900	587,382
Oracle Corp. Japan	1,800	145,030
Oriental Land Co. Ltd.	14,100	1,474,226
ORIX Corp.	40,000	647,665
Otsuka Corp.	38,400	1,432,323
Panasonic Corp.	34,800	403,375
Pola Orbis Holdings, Inc.	26,700	975,169
Recruit Holdings Co. Ltd.	66,100	2,207,837
Resona Holdings, Inc.	254,400	1,428,320
Rohm Co. Ltd.	20,200	1,477,835
Ryohin Keikaku Co. Ltd.	1,400	416,135
Sega Sammy Holdings, Inc.	13,800	203,486
Shimadzu Corp.	35,800	1,121,888
Shinsei Bank Ltd.	23,800	388,824
Shionogi & Co. Ltd.	14,500	947,860
Shiseido Co. Ltd.	29,800	2,307,949
Sony Corp.	71,800	4,364,555
Stanley Electric Co. Ltd.	5,900	201,707
Sumitomo Corp.	35,600	593,283
Sumitomo Dainippon Pharma Co. Ltd.	78,600	1,805,167
Sumitomo Heavy Industries Ltd.	33,000	1,177,822
Sumitomo Mitsui Financial Group, Inc.	32,536	1,309,374
Sumitomo Realty & Development Co. Ltd.	12,261	439,857
Suzuken Co. Ltd.	8,700	412,808
Taiheiyo Cement Corp.	11,100	348,129
Taisei Corp.	40,300	1,837,008
Taisho Pharmaceutical Holdings Co. Ltd.	1,700	207,968
THK Co. Ltd.	13,900	353,703
Tokyo Electron Ltd.	14,600	2,012,178
Tokyu Fudosan Holdings Corp.	12,883	89,755
Toshiba Corp. *	16,200	468,152

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR INTERNATIONAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
Japan - 20.6% (continued)
Tosoh Corp.	12,500	$192,524
Toyota Tsusho Corp.	17,200	649,417

		92,521,137

Luxembourg - 0.1%
SES SA, FDR	21,766	477,446

Macau - 0.1%
Wynn Macau Ltd.	162,800	373,886

Malta - 0.0% (c)
BGP Holdings plc (3)*(d)	143,427	208

Netherlands - 5.7%
ASML Holding NV	17,557	3,296,407
ING Groep NV	98,316	1,276,053
Koninklijke Ahold Delhaize NV	214,313	4,916,882
Koninklijke DSM NV	12,212	1,293,413
Koninklijke Philips NV	80,669	3,677,013
NN Group NV	24,869	1,109,964
Royal Dutch Shell plc, Class A	172,706	5,921,824
Royal Dutch Shell plc, Class B	96,178	3,366,862
Wolters Kluwer NV	11,867	739,788

		25,598,206

Singapore - 0.5%
Ascendas, REIT	102,137	197,288
CapitaLand Commercial Trust, REIT	121,300	158,036
CapitaLand Mall Trust, REIT	120,594	195,999
DBS Group Holdings Ltd.	6,300	120,186
Genting Singapore Ltd.	1,020,800	791,258
Sembcorp Industries Ltd.	29,317	66,216
Singapore Exchange Ltd.	25,572	137,822
United Overseas Bank Ltd.	23,200	458,628

		2,125,433

South Africa - 0.6%
Anglo American plc	80,290	1,796,166
Investec plc	145,353	1,019,668

		2,815,834

Spain - 1.5%
ACS Actividades de Construccion y Servicios SA	10,430	442,992
Banco Bilbao Vizcaya Argentaria SA	139,609	885,156
CaixaBank SA	27,248	123,922
Endesa SA	96,030	2,071,338
Iberdrola SA	33,096	243,085
Mapfre SA	856,351	2,678,536
Repsol SA	10,995	218,881

		6,663,910

Sweden - 3.2%
Atlas Copco AB, Class B	6,481	172,675
Boliden AB	16,802	467,278
Electrolux AB, Series B	10,774	237,343
Hexagon AB, Class B	9,734	569,894
Investor AB, Class B	9,454	435,656
Nordea Bank AB	77,960	848,251
Sandvik AB	193,886	3,432,608

INVESTMENTS	SHARES	VALUE
Sweden - 3.2% (continued)
Skandinaviska Enskilda Banken AB, Class A	48,469	$540,336
Swedish Match AB	97,429	4,980,114
Volvo AB, Class B	150,365	2,651,979

		14,336,134

Switzerland - 9.2%
Adecco Group AG (Registered)	45,559	2,394,916
Coca-Cola HBC AG *	76,543	2,607,756
Ferguson plc	6,272	532,003
Nestle SA (Registered)	121,085	10,078,707
Novartis AG (Registered)	41,068	3,535,070
Partners Group Holding AG	831	658,749
Roche Holding AG	43,578	10,537,834
Sika AG (Registered)	4,193	610,163
Sonova Holding AG (Registered)	6,680	1,325,767
STMicroelectronics NV	109,730	2,008,344
Straumann Holding AG (Registered)	177	133,345
Swatch Group AG (The)	3,529	1,402,544
Swiss Life Holding AG (Registered) *	1,911	724,597
Vifor Pharma AG	4,147	718,968
Zurich Insurance Group AG	12,470	3,931,856

		41,200,619

United Kingdom - 9.3%
3i Group plc	29,271	358,419
Ashtead Group plc	76,466	2,426,135
AstraZeneca plc	7,252	565,251
Auto Trader Group plc (a)	22,605	131,499
Aviva plc	144,390	921,276
Barclays plc	1,964,917	4,358,234
Berkeley Group Holdings plc	5,891	282,219
BP plc	792,467	6,074,056
British Land Co. plc (The), REIT	28,168	226,560
Burberry Group plc	220,537	5,791,144
Centrica plc	181,213	366,210
Direct Line Insurance Group plc	28,825	121,664
Hammerson plc, REIT	24,134	143,601
International Consolidated Airlines Group SA	334,826	2,872,329
Land Securities Group plc, REIT	21,547	248,093
Lloyds Banking Group plc	3,071,138	2,361,976
London Stock Exchange Group plc	8,751	522,931
Meggitt plc	55,077	406,628
Next plc	4,107	293,922
Persimmon plc	55,267	1,701,524
Randgold Resources Ltd.	1,836	129,858
RELX plc *	25,248	530,440
RELX plc	53,063	1,116,267
Rolls-Royce Holdings plc *	75,204	967,529
Royal Bank of Scotland Group plc	653,036	2,115,902
Royal Mail plc	345,729	2,149,185
Sky plc	35,934	809,719
Smith & Nephew plc	25,972	473,850
Standard Life Aberdeen plc	200,999	800,906
Taylor Wimpey plc	378,536	846,103
Unilever plc	31,121	1,709,605

		41,823,035

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR INTERNATIONAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
United States - 0.3%
Shire plc	25,194	$1,522,118

TOTAL COMMON STOCKS (Cost $363,239,925)		392,592,929

SHORT-TERM INVESTMENTS - 9.9%

Investment Companies - 9.9%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 2.00% (1)(e)(f)	15,436,473	15,436,473
Limited Purpose Cash Investment Fund, 2.06% (1)(e)	29,145,568	29,142,653

TOTAL SHORT-TERM INVESTMENTS (Cost $44,574,611)		44,579,126

SECURITIES LENDING COLLATERAL - 0.1%

Investment Companies - 0.1%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.97% (1)(e)(g)	32,031	32,031
Limited Purpose Cash Investment Fund 2.06% (1)(e)(g)	229,843	229,820

TOTAL SECURITIES LENDING COLLATERAL (Cost $261,874)		261,851

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 97.4% (Cost $408,076,410)		437,433,906

OTHER ASSETS IN EXCESS OF LIABILITIES -2.6% (h)		11,906,933

NET ASSETS - 100.0%		$449,340,839

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$6,680,447	1.5%
Consumer Discretionary	42,098,699	9.4
Consumer Staples	30,391,370	6.8
Energy	40,606,865	9.0
Financials	53,668,198	11.9
Health Care	56,095,661	12.5
Industrials	56,831,838	12.6
Information Technology	40,356,759	9.0
Materials	38,261,345	8.5
Real Estate	15,096,406	3.4
Utilities	12,505,341	2.8
Short-Term Investments	44,579,126	9.9
Securities Lending Collateral	261,851	0.1

Total Investments In Securities At Value	437,433,906	97.4
Other Assets in Excess of Liabilities (h)	11,906,933	2.6

Net Assets	$449,340,839	100.0%

*	Non-income producing security.
(a)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2018 amounted to $6,552,633, which represents approximately 1.46% of net assets of the fund.

(b)	The security or a portion of this security is on loan at September 30, 2018. The total value of securities on loan at September 30, 2018 was $114,361.
(c)	Represents less than 0.05% of net assets.
(d)

Security fair valued as of September 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2018 amounted to $208, which represents approximately 0.00% of net assets of the fund.

(e)	Represents 7-day effective yield as of September 30, 2018.
(f)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(g)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(h)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

FDR - Fiduciary Depositary Receipt

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR INTERNATIONAL EQUITY FUND

Total return swap contracts outstanding as of September 30, 2018:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2018	HKD	16,726,200	$13,353
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	JPMC	10/30/2018	HKD	98,963,350	156,393
MSCI Japan Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.10%)	Increases in total return of reference entity	Monthly	JPMC	12/25/2018	JPY	1,206,157,381	603,019
MSCI Singapore Net Return Index	Decreases in total return of reference entity and pays the SOR plus or minus a specified spread (0.40%)	Increases in total return of reference entity	Monthly	JPMC	12/24/2018	SGD	138,448	4,351
MSCI Singapore Net Return Index	Decreases in total return of reference entity and pays the SOR plus or minus a specified spread (0.60%)	Increases in total return of reference entity	Monthly	JPMC	12/24/2018	SGD	3,298,253	80,223
MSCI Singapore Net Return Index	Decreases in total return of reference entity and pays the SOR plus or minus a specified spread (0.60%)	Increases in total return of reference entity	Monthly	JPMC	12/24/2018	SGD	138,242	4,514

								861,853

MSCI Italy Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (0.05%)	Increases in total return of reference entity	Monthly	JPMC	12/21/2018	EUR	5,977,604	(34,532)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR INTERNATIONAL EQUITY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Netherlands Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the EURIBOR plus or minus a specified spread (-0.15%)	Monthly	JPMC	12/19/2018	EUR	(1,724,999)	$(86)
MSCI Spain Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the EURIBOR plus or minus a specified spread (-0.70%)	Monthly	JPMC	12/19/2018	EUR	(1,245,878)	(6,160)
MSCI Sweden Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the STIBOR plus or minus a specified spread (-0.80%)	Monthly	JPMC	12/19/2018	SEK	(19,290,134)	(37,928)
MSCI Switzerland Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the LIBOR plus or minus a specified spread (-0.15%)	Monthly	JPMC	12/19/2018	CHF	(2,912,025)	(35,248)
Swiss Market Index December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	12/21/2018	CHF	(5,983,560)	(113,518)
Swiss Market Index December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	JPMC	12/21/2018	CHF	(24,659,520)	(469,465)

								(696,937)

								$164,916

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR INTERNATIONAL EQUITY FUND

Futures contracts outstanding as of September 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Hang Seng Index	20	10/2018	HKD	$3,561,031	$15,532
MSCI Singapore Index	19	10/2018	SGD	514,593	4,170
DAX Index	6	12/2018	EUR	2,131,949	31,742
FTSE/MIB Index	95	12/2018	EUR	11,405,546	(121,013)
TOPIX Index	506	12/2018	JPY	80,941,296	6,230,294

					6,160,725

Short Contracts
Amsterdam Exchange Index	(22)	10/2018	EUR	(2,806,931)	(45,076)
CAC 40 10 Euro Index	(205)	10/2018	EUR	(13,065,847)	(333,663)
IBEX 35 Index	(65)	10/2018	EUR	(7,069,866)	21,245
OMXS30 Index	(610)	10/2018	SEK	(11,393,658)	(227,450)
FTSE 100 Index	(135)	12/2018	GBP	(13,173,171)	(365,783)
SPI 200 Index	(16)	12/2018	AUD	(1,790,933)	(6,431)

					(957,158)

					$5,203,567

Forward foreign currency contracts outstanding as of September 30, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	14,242,019	USD	10,219,498	CITG	12/19/2018	$81,683
AUD	21,363,027	USD	15,329,265	JPMC	12/19/2018	122,506
DKK	95,600	USD	14,960	CITG	12/19/2018	32
DKK	143,400	USD	22,440	JPMC	12/19/2018	48
GBP	5,700,110	USD	7,396,206	CITG	12/19/2018	62,147
GBP	8,550,165	USD	11,094,323	JPMC	12/19/2018	93,207
HKD	16,965,600	USD	2,166,030	CITG	12/19/2018	3,667
HKD	25,448,400	USD	3,249,049	JPMC	12/19/2018	5,496
NZD	4,415,900	USD	2,901,284	CITG	12/19/2018	27,151
NZD	6,623,850	USD	4,351,931	JPMC	12/19/2018	40,722
SEK	1,952,000	USD	216,939	CITG	12/19/2018	4,251
SEK	2,928,000	USD	325,409	JPMC	12/19/2018	6,377
SGD	105,200	USD	76,827	CITG	12/19/2018	261
SGD	157,800	USD	115,241	JPMC	12/19/2018	391
USD	3,624,902	AUD	4,942,800	CITG	12/19/2018	49,800
USD	5,437,347	AUD	7,414,200	JPMC	12/19/2018	74,693
USD	13,193,998	CHF	12,715,538	CITG	12/19/2018	137,113
USD	19,790,973	CHF	19,073,307	JPMC	12/19/2018	205,645
USD	162,368	DKK	1,022,400	CITG	12/19/2018	2,035
USD	243,552	DKK	1,533,600	JPMC	12/19/2018	3,053
USD	27,798,805	EUR	23,644,120	CITG	12/19/2018	161,051
USD	41,698,155	EUR	35,466,180	JPMC	12/19/2018	241,526
USD	7,147,211	GBP	5,426,000	CITG	12/19/2018	47,517
USD	10,720,803	GBP	8,139,000	JPMC	12/19/2018	71,264
USD	17,172	ILS	61,600	CITG	12/19/2018	131
USD	25,757	ILS	92,400	JPMC	12/19/2018	196

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR INTERNATIONAL EQUITY FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	7,341,713	JPY	814,683,600	CITG	12/19/2018	$124,561
USD	11,012,556	JPY	1,222,025,400	JPMC	12/19/2018	186,828
USD	194,430	SEK	1,699,200	CITG	12/19/2018	1,885
USD	291,644	SEK	2,548,800	JPMC	12/19/2018	2,828

Total unrealized appreciation						1,758,065

AUD	12,423,621	USD	9,080,739	CITG	12/19/2018	(94,797)
AUD	18,635,433	USD	13,621,127	JPMC	12/19/2018	(142,212)
CHF	574,400	USD	597,687	CITG	12/19/2018	(7,866)
CHF	861,600	USD	896,531	JPMC	12/19/2018	(11,803)
DKK	855,200	USD	135,185	CITG	12/19/2018	(1,073)
DKK	1,282,800	USD	202,778	JPMC	12/19/2018	(1,610)
EUR	4,000	USD	4,681	CITG	12/19/2018	(6)
EUR	6,000	USD	7,022	JPMC	12/19/2018	(9)
GBP	477,210	USD	625,887	CITG	12/19/2018	(1,478)
GBP	715,815	USD	938,832	JPMC	12/19/2018	(2,218)
ILS	3,701,600	USD	1,028,773	CITG	12/19/2018	(4,765)
ILS	5,552,400	USD	1,543,161	JPMC	12/19/2018	(7,149)
JPY	2,425,389,120	USD	21,919,893	CITG	12/19/2018	(433,756)
JPY	3,638,083,680	USD	32,879,881	JPMC	12/19/2018	(650,676)
NZD	8,232,100	USD	5,508,054	CITG	12/19/2018	(48,881)
NZD	12,348,150	USD	8,262,092	JPMC	12/19/2018	(73,331)
SEK	53,600	USD	6,140	CITG	12/19/2018	(66)
SEK	80,400	USD	9,210	JPMC	12/19/2018	(99)
SGD	1,777,720	USD	1,306,102	CITG	12/19/2018	(3,440)
SGD	2,666,580	USD	1,959,155	JPMC	12/19/2018	(5,161)
USD	1,140,807	CHF	1,111,982	CITG	12/19/2018	(1,026)
USD	1,711,208	CHF	1,667,973	JPMC	12/19/2018	(1,542)
USD	1,202,003	DKK	7,680,000	CITG	12/19/2018	(2,374)
USD	1,803,003	DKK	11,520,000	JPMC	12/19/2018	(3,564)
USD	11,542,026	EUR	9,897,720	CITG	12/19/2018	(27,478)
USD	17,313,017	EUR	14,846,580	JPMC	12/19/2018	(41,240)
USD	5,268,109	GBP	4,076,400	CITG	12/19/2018	(65,688)
USD	7,902,153	GBP	6,114,600	JPMC	12/19/2018	(98,544)
USD	121,437	HKD	951,600	CITG	12/19/2018	(261)
USD	182,156	HKD	1,427,400	JPMC	12/19/2018	(391)
USD	5,374,694	SEK	48,508,795	CITG	12/19/2018	(122,066)
USD	8,062,032	SEK	72,763,205	JPMC	12/19/2018	(183,110)
USD	105,994	SGD	145,600	CITG	12/19/2018	(698)
USD	158,990	SGD	218,400	JPMC	12/19/2018	(1,047)

Total unrealized depreciation						(2,039,425)

Net unrealized depreciation						$(281,360)

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR INTERNATIONAL EQUITY FUND

Collateral pledged to, or (received from), each counterparty at September 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$2,269,749	$2,269,749

CITG
Investment Companies	681,298	—	681,298

GSIN
Investment Companies	941,573	—	941,573

JPMC
Investment Companies	13,813,602	—	13,813,602

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
LONG POSITIONS - 130.0%

COMMON STOCKS - 126.3%

Aerospace & Defense - 5.8%
Boeing Co. (The) (a)	997	$370,784
Curtiss-Wright Corp.	277	38,065
Esterline Technologies Corp. *	239	21,737
General Dynamics Corp.	202	41,354
Huntington Ingalls Industries, Inc.	459	117,541
L3 Technologies, Inc.	168	35,720
Lockheed Martin Corp.	156	53,970
Northrop Grumman Corp.	132	41,893
Raytheon Co. (a)	916	189,301
Spirit AeroSystems Holdings, Inc., Class A (a)	1,339	122,746
Teledyne Technologies, Inc. *	299	73,757

		1,106,868

Air Freight & Logistics - 0.7%
Expeditors International of Washington, Inc.	148	10,882
FedEx Corp.	534	128,582

		139,464

Airlines - 0.0% (b)
Southwest Airlines Co.	36	2,248

Auto Components - 0.8%
Lear Corp. (a)	1,010	146,450

Banks - 6.2%
Bank of America Corp. (a)	4,962	146,180
Citigroup, Inc.	1,670	119,806
Citizens Financial Group, Inc.	1,710	65,955
Comerica, Inc.	344	31,029
Fifth Third Bancorp	336	9,381
First Citizens BancShares, Inc., Class A	51	23,066
JPMorgan Chase & Co. (a)	2,596	292,933
KeyCorp	2,209	43,937
M&T Bank Corp.	154	25,339
PNC Financial Services Group, Inc. (The) (a)	1,080	147,085
Popular, Inc.	1,037	53,146
Regions Financial Corp.	2,955	54,224
TCF Financial Corp.	2,313	55,073
Wells Fargo & Co.	2,392	125,724

		1,192,878

Beverages - 0.4%
Boston Beer Co., Inc. (The), Class A *	65	18,688
PepsiCo, Inc.	488	54,558

		73,246

Biotechnology - 4.6%
AbbVie, Inc.	1,337	126,454
Amgen, Inc.	444	92,037
Biogen, Inc. *	488	172,415
Celgene Corp. *	1,750	156,608
Exelixis, Inc. *	1,964	34,802
Gilead Sciences, Inc.	1,616	124,771
Regeneron Pharmaceuticals, Inc. *	14	5,657
United Therapeutics Corp. *	538	68,799
Vertex Pharmaceuticals, Inc. *	533	102,730

		884,273

INVESTMENTS	SHARES	VALUE
Building Products - 0.2%
Armstrong World Industries, Inc. *	544	$37,863

Capital Markets - 1.6%
Ameriprise Financial, Inc.	87	12,846
BlackRock, Inc.	104	49,018
CME Group, Inc.	243	41,361
Federated Investors, Inc., Class B	3,149	75,954
Goldman Sachs Group, Inc. (The)	105	23,545
Moody’s Corp.	115	19,228
Morgan Stanley	130	6,054
S&P Global, Inc.	152	29,699
State Street Corp.	88	7,373
T. Rowe Price Group, Inc.	458	50,005

		315,083

Chemicals - 3.3%
Cabot Corp.	662	41,521
Celanese Corp.	829	94,506
Chemours Co. (The)	1,529	60,304
Eastman Chemical Co.	818	78,299
Huntsman Corp.	2,338	63,664
LyondellBasell Industries NV, Class A (a)	1,950	199,894
Olin Corp.	791	20,313
PolyOne Corp.	881	38,517
Westlake Chemical Corp.	383	31,831

		628,849

Commercial Services & Supplies - 0.7%
Herman Miller, Inc.	1,005	38,592
KAR Auction Services, Inc.	469	27,995
Waste Management, Inc.	812	73,372

		139,959

Communications Equipment - 1.3%
Arista Networks, Inc. *	70	18,610
Cisco Systems, Inc.	3,223	156,799
F5 Networks, Inc. *	340	67,803

		243,212

Construction & Engineering - 0.7%
EMCOR Group, Inc.	1,254	94,188
KBR, Inc.	2,170	45,852

		140,040

Containers & Packaging - 0.1%
Greif, Inc., Class A	418	22,430

Diversified Consumer Services - 0.0% (b)
Graham Holdings Co., Class B	6	3,476

Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc., Class B *(a)	1,237	264,854

Diversified Telecommunication Services - 0.5%
AT&T, Inc.	1,358	45,602
Verizon Communications, Inc.	978	52,215

		97,817

Electric Utilities - 1.2%
Exelon Corp. (a)	4,226	184,507

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Electric Utilities - 1.2% (continued)
OGE Energy Corp.	1,419	$51,538

		236,045

Electrical Equipment - 0.6%
Eaton Corp. plc	590	51,171
Emerson Electric Co.	250	19,145
nVent Electric plc (United Kingdom)	1,315	35,715

		106,031

Electronic Equipment, Instruments & Components - 0.6%
CDW Corp.	527	46,861
Jabil, Inc.	1,238	33,525
Zebra Technologies Corp., Class A *	143	25,287

		105,673

Energy Equipment & Services - 0.6%
Halliburton Co.	836	33,883
Helmerich & Payne, Inc.	232	15,955
Patterson-UTI Energy, Inc.	2,695	46,112
Schlumberger Ltd.	209	12,732

		108,682

Entertainment - 1.6%
Activision Blizzard, Inc.	271	22,544
Electronic Arts, Inc. *	537	64,703
Take-Two Interactive Software, Inc. *	199	27,460
Twenty-First Century Fox, Inc., Class A	666	30,856
Viacom, Inc., Class B	1,620	54,691
Walt Disney Co. (The)	624	72,971
Zynga, Inc., Class A *	10,408	41,736

		314,961

Equity Real Estate Investment Trusts (REITs) - 2.8%
American Tower Corp.	248	36,035
AvalonBay Communities, Inc.	34	6,159
Boston Properties, Inc.	183	22,526
Crown Castle International Corp.	212	23,602
Digital Realty Trust, Inc.	220	24,746
Equinix, Inc.	49	21,212
Equity Residential	274	18,155
Host Hotels & Resorts, Inc.	664	14,010
Prologis, Inc.	751	50,910
Public Storage	408	82,265
Realty Income Corp.	977	55,582
SBA Communications Corp. *	80	12,850
Simon Property Group, Inc.	340	60,095
Ventas, Inc.	772	41,981
Welltower, Inc.	595	38,270
Weyerhaeuser Co.	578	18,652

		527,050

Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	159	37,346
Kroger Co. (The)	182	5,298
US Foods Holding Corp. *	557	17,167
Walmart, Inc. (a)	2,150	201,906

		261,717

Food Products - 0.7%
Archer-Daniels-Midland Co.	1,560	78,421

INVESTMENTS	SHARES	VALUE
Food Products - 0.7% (continued)
Ingredion, Inc.	197	$20,677
Tyson Foods, Inc., Class A	660	39,290

		138,388

Gas Utilities - 0.0% (b)
UGI Corp.	146	8,100

Health Care Equipment & Supplies - 5.8%
Abbott Laboratories	185	13,572
ABIOMED, Inc. *	334	150,216
Align Technology, Inc. *	253	98,979
Baxter International, Inc. (a)	2,432	187,483
Boston Scientific Corp. *	759	29,221
Cantel Medical Corp.	692	63,705
Danaher Corp.	560	60,850
DexCom, Inc. *	386	55,213
Edwards Lifesciences Corp. *	76	13,232
Globus Medical, Inc., Class A *	924	52,446
Haemonetics Corp. *	1,606	184,015
Hill-Rom Holdings, Inc.	149	14,066
ICU Medical, Inc. *	29	8,200
IDEXX Laboratories, Inc. *	16	3,995
Intuitive Surgical, Inc. *	138	79,212
Medtronic plc	857	84,303
Varian Medical Systems, Inc. *	28	3,134

		1,101,842

Health Care Providers & Services - 4.2%
Aetna, Inc.	206	41,787
Anthem, Inc.	103	28,227
Cardinal Health, Inc.	527	28,458
Centene Corp. *	533	77,168
Cigna Corp.	433	90,172
Envision Healthcare Corp. *	76	3,475
Express Scripts Holding Co. *	375	35,629
Humana, Inc.	444	150,303
McKesson Corp.	445	59,029
MEDNAX, Inc. *	82	3,826
UnitedHealth Group, Inc.	540	143,662
WellCare Health Plans, Inc. *	451	144,541

		806,277

Hotels, Restaurants & Leisure - 1.6%
Darden Restaurants, Inc.	434	48,257
Extended Stay America, Inc.	2,366	47,864
Hyatt Hotels Corp., Class A	323	25,708
Las Vegas Sands Corp.	1,691	100,327
Starbucks Corp.	143	8,128
Wyndham Hotels & Resorts, Inc.	78	4,334
Wynn Resorts Ltd.	484	61,497

		296,115

Household Durables - 0.6%
DR Horton, Inc.	1,061	44,753
NVR, Inc. *	26	64,241
Toll Brothers, Inc.	294	9,711

		118,705

Household Products - 0.2%
Procter & Gamble Co. (The)	383	31,877

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Independent Power and Renewable Electricity Producers - 0.0% (b)
Vistra Energy Corp. *	156	$3,881

Industrial Conglomerates - 0.3%
Honeywell International, Inc.	390	64,896

Insurance - 2.9%
Aflac, Inc.	2,284	107,508
Allstate Corp. (The)	1,082	106,793
Assured Guaranty Ltd.	946	39,950
Everest Re Group Ltd.	34	7,768
Fidelity National Financial, Inc. (a)	3,070	120,805
First American Financial Corp.	683	35,236
Hanover Insurance Group, Inc. (The)	140	17,272
Progressive Corp. (The)	105	7,459
Reinsurance Group of America, Inc.	372	53,776
Travelers Cos., Inc. (The)	419	54,348
Unum Group	72	2,813

		553,728

Interactive Media & Services - 6.1%
Alphabet, Inc., Class A *(a)	209	252,280
Alphabet, Inc., Class C *(a)	210	250,629
Facebook, Inc., Class A *(a)	2,618	430,556
IAC/InterActiveCorp *	744	161,240
Match Group, Inc. *	483	27,970
Twitter, Inc. *	1,591	45,280

		1,167,955

Internet & Direct Marketing Retail - 5.3%
Amazon.com, Inc. *(a)	356	713,068
Booking Holdings, Inc. *	65	128,960
eBay, Inc. *	795	26,251
Netflix, Inc. *	341	127,578
TripAdvisor, Inc. *	345	17,619

		1,013,476

IT Services - 6.2%
Accenture plc, Class A	25	4,255
Akamai Technologies, Inc. *	780	57,057
Booz Allen Hamilton Holding Corp.	142	7,047
Broadridge Financial Solutions, Inc.	868	114,533
Cognizant Technology Solutions Corp., Class A	1,150	88,722
DXC Technology Co.	1,249	116,806
EPAM Systems, Inc. *	442	60,863
International Business Machines Corp. (a)	1,389	210,031
Mastercard, Inc., Class A	447	99,507
MAXIMUS, Inc.	863	56,147
PayPal Holdings, Inc. *(a)	1,858	163,207
Science Applications International Corp.	933	75,200
Teradata Corp. *	432	16,291
Total System Services, Inc.	1,050	103,677
Twilio, Inc., Class A *	173	14,926

		1,188,269

Leisure Products - 0.3%
Brunswick Corp.	705	47,249

Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	1,022	72,092

INVESTMENTS	SHARES	VALUE
Life Sciences Tools & Services - 1.1% (continued)
Bruker Corp.	2,016	$67,435
Charles River Laboratories International, Inc. *	160	21,526
IQVIA Holdings, Inc. *	29	3,763
Thermo Fisher Scientific, Inc.	210	51,257

		216,073

Machinery - 2.2%
Caterpillar, Inc.	348	53,067
Crane Co.	326	32,062
Cummins, Inc.	655	95,676
Ingersoll-Rand plc	1,017	104,039
ITT, Inc.	832	50,968
Oshkosh Corp.	940	66,966
PACCAR, Inc.	159	10,842

		413,620

Media - 0.9%
Comcast Corp., Class A	4,114	145,677
John Wiley & Sons, Inc., Class A	540	32,724

		178,401

Metals & Mining - 1.3%
Alcoa Corp. *	1,592	64,317
Freeport-McMoRan, Inc.	4,131	57,503
Reliance Steel & Aluminum Co.	788	67,209
Steel Dynamics, Inc.	1,491	67,378

		256,407

Multiline Retail - 2.9%
Big Lots, Inc.	280	11,701
Dollar General Corp.	38	4,153
Kohl’s Corp.	1,149	85,658
Macy’s, Inc.	3,389	117,700
Ollie’s Bargain Outlet Holdings, Inc. *	399	38,344
Target Corp. (a)	3,342	294,798

		552,354

Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	2,385	65,945
MDU Resources Group, Inc.	794	20,398
NorthWestern Corp.	903	52,970

		139,313

Oil, Gas & Consumable Fuels - 9.8%
Anadarko Petroleum Corp.	2,487	167,649
Chevron Corp.	1,678	205,186
CNX Resources Corp. *	2,565	36,705
ConocoPhillips (a)	3,798	293,965
CONSOL Energy, Inc. *	916	37,382
Devon Energy Corp.	1,579	63,065
Energen Corp. *	60	5,170
EOG Resources, Inc.	436	55,621
Exxon Mobil Corp. (a)	2,388	203,028
HollyFrontier Corp.	2,920	204,108
Marathon Oil Corp.	3,930	91,490
Marathon Petroleum Corp.	365	29,189
Newfield Exploration Co. *	954	27,504
Occidental Petroleum Corp.	1,546	127,035
PBF Energy, Inc., Class A	511	25,504
Phillips 66	619	69,774

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Oil, Gas & Consumable Fuels - 9.8% (continued)
Pioneer Natural Resources Co.	96	$16,722
Southwestern Energy Co. *	2,475	12,647
Valero Energy Corp.	1,367	155,496
Whiting Petroleum Corp. *	798	42,326
World Fuel Services Corp.	371	10,269

		1,879,835

Personal Products - 0.1%
Nu Skin Enterprises, Inc., Class A	127	10,467

Pharmaceuticals - 2.9%
Bristol-Myers Squibb Co.	793	49,230
Johnson & Johnson (a)	1,231	170,087
Merck & Co., Inc.	2,089	148,194
Nektar Therapeutics *	41	2,499
Pfizer, Inc. (a)	4,048	178,395

		548,405

Professional Services - 1.0%
Dun & Bradstreet Corp. (The)	635	90,494
ManpowerGroup, Inc.	191	16,418
Robert Half International, Inc.	1,123	79,037

		185,949

Road & Rail - 1.8%
CSX Corp.	668	49,465
Kansas City Southern	348	39,421
Norfolk Southern Corp.	732	132,126
Old Dominion Freight Line, Inc.	153	24,673
Ryder System, Inc.	111	8,111
Union Pacific Corp.	553	90,045

		343,841

Semiconductors & Semiconductor Equipment - 7.3%
Applied Materials, Inc. (a)	3,370	130,250
Cirrus Logic, Inc. *	82	3,165
First Solar, Inc. *	1,062	51,422
Intel Corp. (a)	5,883	278,207
KLA-Tencor Corp.	541	55,025
Lam Research Corp.	531	80,553
Marvell Technology Group Ltd.	93	1,795
Maxim Integrated Products, Inc.	1,127	63,552
Micron Technology, Inc. *(a)	6,187	279,838
MKS Instruments, Inc.	355	28,453
NVIDIA Corp.	633	177,886
ON Semiconductor Corp. *	1,166	21,489
Skyworks Solutions, Inc.	1,010	91,617
Texas Instruments, Inc.	1,240	133,040

		1,396,292

Software - 8.2%
Adobe Systems, Inc. *(a)	870	234,856
Aspen Technology, Inc. *	851	96,937
Cadence Design Systems, Inc. *	1,667	75,548
Citrix Systems, Inc. *	311	34,571
Dell Technologies, Inc., Class V *	464	45,064
Fortinet, Inc. *	758	69,941
Intuit, Inc.	237	53,894
Manhattan Associates, Inc. *	476	25,990

INVESTMENTS	SHARES	VALUE
Software - 8.2% (continued)
Microsoft Corp. (a)	6,074	$694,683
Nutanix, Inc., Class A *	363	15,507
Oracle Corp.	2,262	116,629
Red Hat, Inc. *	238	32,435
salesforce.com, Inc. *	217	34,509
Splunk, Inc. *	349	42,198

		1,572,762

Specialty Retail - 6.2%
American Eagle Outfitters, Inc.	7,288	180,961
AutoZone, Inc. *	35	27,149
Best Buy Co., Inc.	1,337	106,104
Burlington Stores, Inc. *	966	157,381
Foot Locker, Inc.	3,927	200,198
Gap, Inc. (The)	2,741	79,078
Home Depot, Inc. (The)	410	84,932
Lowe’s Cos., Inc.	557	63,955
Ross Stores, Inc.	554	54,901
TJX Cos., Inc. (The)	933	104,515
Urban Outfitters, Inc. *	3,162	129,326

		1,188,500

Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc. (a)	3,074	693,925
Hewlett Packard Enterprise Co.	193	3,148
HP, Inc.	2,051	52,854
Seagate Technology plc	176	8,334
Western Digital Corp.	280	16,391

		774,652

Textiles, Apparel & Luxury Goods - 3.2%
Carter’s, Inc.	281	27,707
Columbia Sportswear Co.	138	12,844
Deckers Outdoor Corp. *	1,129	133,877
Lululemon Athletica, Inc. *	654	106,268
Michael Kors Holdings Ltd. *	3,226	221,174
PVH Corp.	21	3,032
Ralph Lauren Corp.	285	39,202
Skechers U.S.A., Inc., Class A *	2,599	72,590

		616,694

Tobacco - 0.1%
Philip Morris International, Inc.	190	15,493

Trading Companies & Distributors - 1.3%
HD Supply Holdings, Inc. *	1,905	81,515
MSC Industrial Direct Co., Inc., Class A	187	16,477
United Rentals, Inc. *	133	21,759
WESCO International, Inc. *	638	39,205
WW Grainger, Inc.	237	84,706

		243,662

TOTAL COMMON STOCKS (Cost $20,542,006)		24,172,647

EXCHANGE TRADED FUNDS - 2.3%
SPDR S&P 500 ETF Trust (Cost $432,517)	1,531	445,092

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.4%

Investment Companies - 1.4%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.97% (c)	2,728	$2,728
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.96% (c)	10,910	10,910
Limited Purpose Cash Investment Fund, 2.06% (c)	249,706	249,680
UBS Select Treasury Preferred Fund, Class I, 1.97% (c)	13,637	13,637

TOTAL SHORT-TERM INVESTMENTS (Cost $276,954)		276,955

TOTAL LONG POSITIONS (Cost $21,251,477)		24,894,694

SHORT POSITIONS - (29.5)%

COMMON STOCKS - (29.5)%

Airlines - (0.5)%
American Airlines Group, Inc.	(753)	(31,122)
Spirit Airlines, Inc. *	(1,330)	(62,470)

		(93,592)

Auto Components - (0.5)%
Adient plc	(2,397)	(94,226)
Visteon Corp. *	(89)	(8,268)

		(102,494)

Automobiles - (0.8)%
Harley-Davidson, Inc.	(165)	(7,474)
Tesla, Inc. *	(561)	(148,536)

		(156,010)

Banks - (2.9)%
Bank OZK	(79)	(2,999)
Chemical Financial Corp.	(1,511)	(80,687)
Home BancShares, Inc.	(2,012)	(44,063)
Pinnacle Financial Partners, Inc.	(983)	(59,128)
Sterling Bancorp	(9,134)	(200,948)
Texas Capital Bancshares, Inc. *	(171)	(14,133)
United Bankshares, Inc.	(3,987)	(144,927)

		(546,885)

Biotechnology - (1.6)%
Agios Pharmaceuticals, Inc. *	(939)	(72,416)
Alkermes plc *	(344)	(14,599)
Alnylam Pharmaceuticals, Inc. *	(393)	(34,395)
BioMarin Pharmaceutical, Inc. *	(164)	(15,903)
Bluebird Bio, Inc. *	(212)	(30,952)
Exact Sciences Corp. *	(814)	(64,241)
Ionis Pharmaceuticals, Inc. *	(142)	(7,324)
OPKO Health, Inc. *	(9,487)	(32,825)
Seattle Genetics, Inc. *	(530)	(40,874)

		(313,529)

Capital Markets - (0.3)%
Charles Schwab Corp. (The)	(400)	(19,660)
MarketAxess Holdings, Inc.	(109)	(19,456)
Stifel Financial Corp.	(482)	(24,707)

		(63,823)

INVESTMENTS	SHARES	VALUE
Chemicals - (0.9)%
Albemarle Corp.	(1,557)	$(155,357)
Platform Specialty Products Corp. *	(353)	(4,402)
Valvoline, Inc.	(596)	(12,820)

		(172,579)

Commercial Services & Supplies - (0.3)%
Healthcare Services Group, Inc.	(1,244)	(50,531)
Stericycle, Inc. *	(249)	(14,612)

		(65,143)

Communications Equipment - (0.8)%
CommScope Holding Co., Inc. *	(235)	(7,229)
EchoStar Corp., Class A *	(311)	(14,421)
NetScout Systems, Inc. *	(372)	(9,393)
ViaSat, Inc. *	(1,891)	(120,929)

		(151,972)

Construction & Engineering - 0.0% (b)
Granite Construction, Inc.	(91)	(4,159)

Containers & Packaging - (0.7)%
Ball Corp.	(417)	(18,344)
Crown Holdings, Inc. *	(2,226)	(106,848)

		(125,192)

Diversified Telecommunication Services - (0.4)%
CenturyLink, Inc.	(2,527)	(53,572)
Zayo Group Holdings, Inc. *	(425)	(14,756)

		(68,328)

Electric Utilities - (1.0)%
PPL Corp.	(6,589)	(192,794)

Electrical Equipment - 0.0% (b)
GrafTech International Ltd.	(382)	(7,453)

Electronic Equipment, Instruments & Components - (1.0)%
Belden, Inc.	(1,445)	(103,187)
Cognex Corp.	(964)	(53,811)
Corning, Inc.	(787)	(27,781)

		(184,779)

Energy Equipment & Services - (2.4)%
Baker Hughes a GE Co.	(305)	(10,318)
Core Laboratories NV	(162)	(18,765)
Dril-Quip, Inc. *	(634)	(33,127)
Ensco plc, Class A	(10,376)	(87,573)
Nabors Industries Ltd.	(12,056)	(74,265)
Rowan Cos. plc, Class A *	(2,548)	(47,979)
Transocean Ltd. *	(4,732)	(66,011)
Weatherford International plc *	(42,531)	(115,259)

		(453,297)

Entertainment - (0.4)%
Lions Gate Entertainment Corp., Class A	(569)	(13,878)
Pandora Media, Inc. *	(7,114)	(67,654)

		(81,532)

Food & Staples Retailing - (0.3)%
Casey’s General Stores, Inc.	(214)	(27,630)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Food & Staples Retailing - (0.3)% (continued)
Rite Aid Corp. *	(23,150)	$(29,632)

		(57,262)

Food Products - (1.5)%
Campbell Soup Co.	(3,612)	(132,308)
Hain Celestial Group, Inc. (The) *	(1,696)	(45,996)
Kraft Heinz Co. (The)	(995)	(54,834)
McCormick & Co., Inc. (Non-Voting)	(171)	(22,529)
Post Holdings, Inc. *	(98)	(9,608)
TreeHouse Foods, Inc. *	(297)	(14,211)

		(279,486)

Health Care Providers & Services - (0.8)%
Acadia Healthcare Co., Inc. *	(2,200)	(77,440)
Henry Schein, Inc. *	(201)	(17,091)
Premier, Inc., Class A *	(1,302)	(59,606)

		(154,137)

Health Care Technology - (0.1)%
Medidata Solutions, Inc. *	(342)	(25,072)

Hotels, Restaurants & Leisure - (1.1)%
Caesars Entertainment Corp. *	(17,290)	(177,223)
Scientific Games Corp. *	(1,213)	(30,810)

		(208,033)

Household Durables - (1.3)%
Leggett & Platt, Inc.	(391)	(17,122)
Newell Brands, Inc.	(7,967)	(161,730)
Tempur Sealy International, Inc. *	(1,232)	(65,173)

		(244,025)

Insurance - (0.1)%
Kemper Corp.	(286)	(23,009)
ProAssurance Corp.	(128)	(6,009)

		(29,018)

IT Services - (0.6)%
Gartner, Inc. *	(742)	(117,607)

Leisure Products - (0.3)%
Mattel, Inc. *	(3,538)	(55,547)

Life Sciences Tools & Services - (0.2)%
Syneos Health, Inc. *	(775)	(39,951)

Machinery - (1.4)%
Colfax Corp. *	(2,426)	(87,481)
Flowserve Corp.	(1,888)	(103,255)
Middleby Corp. (The) *	(443)	(57,302)
Wabtec Corp.	(136)	(14,264)

		(262,302)

Media - (2.4)%
Charter Communications, Inc., Class A *	(192)	(62,569)
Discovery, Inc., Class A *	(6,100)	(195,200)
DISH Network Corp., Class A *	(330)	(11,801)
GCI Liberty, Inc., Class A *	(922)	(47,022)
Liberty Broadband Corp., Class C *	(205)	(17,281)
Meredith Corp.	(830)	(42,371)

INVESTMENTS	SHARES	VALUE
Media - (2.4)% (continued)
New York Times Co. (The), Class A	(3,199)	$(74,057)
Sirius XM Holdings, Inc.	(1,774)	(11,212)

		(461,513)

Metals & Mining - (1.2)%
Allegheny Technologies, Inc. *	(3,774)	(111,522)
Compass Minerals International, Inc.	(608)	(40,858)
Royal Gold, Inc.	(1,056)	(81,375)

		(233,755)

Multi-Utilities - (0.1)%
Black Hills Corp.	(399)	(23,178)

Oil, Gas & Consumable Fuels - (0.7)%
Callon Petroleum Co. *	(2,932)	(35,155)
Chesapeake Energy Corp. *	(3,303)	(14,830)
Extraction Oil & Gas, Inc. *	(523)	(5,905)
Matador Resources Co. *	(563)	(18,607)
Targa Resources Corp.	(1,097)	(61,772)

		(136,269)

Personal Products - (0.3)%
Coty, Inc., Class A	(4,083)	(51,283)

Pharmaceuticals - (0.3)%
Akorn, Inc. *	(1,668)	(21,651)
Prestige Consumer Healthcare, Inc. *	(846)	(32,055)

		(53,706)

Semiconductors & Semiconductor Equipment - (0.9)%
Advanced Micro Devices, Inc. *	(2,313)	(71,448)
Cree, Inc. *	(132)	(4,999)
Cypress Semiconductor Corp.	(185)	(2,681)
Microchip Technology, Inc.	(41)	(3,235)
Universal Display Corp.	(709)	(83,591)

		(165,954)

Software - (0.2)%
FireEye, Inc. *	(1,310)	(22,270)
Workday, Inc., Class A *	(69)	(10,073)

		(32,343)

Specialty Retail - (0.7)%
CarMax, Inc. *	(734)	(54,808)
Floor & Decor Holdings, Inc., Class A *	(873)	(26,338)
L Brands, Inc.	(899)	(27,240)
Office Depot, Inc.	(7,198)	(23,105)

		(131,491)

Technology Hardware, Storage & Peripherals - (0.1)%
NCR Corp. *	(701)	(19,915)

Textiles, Apparel & Luxury Goods - (0.3)%
Under Armour, Inc., Class A *	(2,810)	(59,628)

Thrifts & Mortgage Finance - 0.0% (b)
LendingTree, Inc. *	(22)	(5,062)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Trading Companies & Distributors - (0.1)%
NOW, Inc. *	(1,457)	$(24,113)

TOTAL COMMON STOCKS (Proceeds $(5,517,155))		(5,654,211)

TOTAL SHORT POSITIONS (Proceeds $(5,517,155))		(5,654,211)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.5% (Cost $15,734,322)		19,240,483

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%		(96,313)

NET ASSETS - 100.0%		$19,144,170

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$1,147,760	6.0%
Consumer Discretionary	3,025,791	15.8
Consumer Staples	143,158	0.7
Energy	1,398,951	7.3
Exchange Traded Funds	445,092	2.3
Financials	1,681,755	8.8
Health Care	2,970,475	15.5
Industrials	2,467,679	12.9
Information Technology	4,608,289	24.1
Materials	376,160	2.0
Real Estate	527,050	2.8
Utilities	171,368	0.9
Short-Term Investments	276,955	1.4

Total Investments In Securities At Value	19,240,483	100.5
Liabilities in Excess of Other Assets	(96,313)	(0.5)

Net Assets	$19,144,170	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $6,220,510.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of September 30, 2018.

All securities are Level 1 with respect to ASC 820 (See Note 4).

Abbreviations

SPDR - Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
LONG POSITIONS - 131.8%

COMMON STOCKS - 128.6%

Aerospace & Defense - 2.4%
AAR Corp.	153	$7,327
Axon Enterprise, Inc. *	121	8,280
Engility Holdings, Inc. *	37	1,332
Esterline Technologies Corp. *(a)	177	16,098
KLX, Inc. *	78	4,897
Moog, Inc., Class A	159	13,669
Vectrus, Inc. *	922	28,757

		80,360

Air Freight & Logistics - 0.3%
Hub Group, Inc., Class A *	190	8,664

Airlines - 0.2%
Allegiant Travel Co.	14	1,775
SkyWest, Inc.	80	4,712

		6,487

Auto Components - 2.0%
Cooper-Standard Holdings, Inc. *	88	10,558
Dana, Inc.	124	2,315
Stoneridge, Inc. *	726	21,577
Tenneco, Inc.	153	6,447
Tower International, Inc.	846	25,592

		66,489

Banks - 7.6%
1st Source Corp. (a)	288	15,154
BancFirst Corp.	85	5,096
Bancorp, Inc. (The) *	1,362	13,062
Bank of Marin Bancorp	29	2,433
Cathay General Bancorp	109	4,517
Central Pacific Financial Corp.	292	7,717
CoBiz Financial, Inc.	184	4,074
Community Trust Bancorp, Inc.	102	4,728
Customers Bancorp, Inc. *	231	5,435
Eagle Bancorp, Inc. *	223	11,284
Fidelity Southern Corp.	51	1,264
Financial Institutions, Inc.	365	11,461
First Bancorp/PR *	3,428	31,195
First Busey Corp.	96	2,981
First of Long Island Corp. (The)	111	2,414
Fulton Financial Corp.	233	3,879
Great Southern Bancorp, Inc.	248	13,727
Great Western Bancorp, Inc.	114	4,810
Hanmi Financial Corp.	468	11,653
Hilltop Holdings, Inc.	612	12,344
IBERIABANK Corp.	37	3,010
Independent Bank Corp./MI	753	17,808
International Bancshares Corp. (a)	365	16,425
Investors Bancorp, Inc.	203	2,491
MB Financial, Inc.	134	6,179
Mercantile Bank Corp.	63	2,102
National Commerce Corp. *	126	5,204
OFG Bancorp	100	1,615
Opus Bank	20	548
Peapack Gladstone Financial Corp.	123	3,799

INVESTMENTS	SHARES	VALUE
Banks - 7.6% (continued)
Sandy Spring Bancorp, Inc.	131	$5,150
TriCo Bancshares	117	4,518
Triumph Bancorp, Inc. *	164	6,265
United Community Banks, Inc.	185	5,160

		249,502

Beverages - 0.0% (b)
National Beverage Corp. *	11	1,283

Biotechnology - 6.7%
Acorda Therapeutics, Inc. *	423	8,312
Adverum Biotechnologies, Inc. *	411	2,487
Amicus Therapeutics, Inc. *	215	2,599
Arena Pharmaceuticals, Inc. *	79	3,636
Array BioPharma, Inc. *	252	3,830
Blueprint Medicines Corp. *	10	781
CareDx, Inc. *	286	8,251
Catalyst Biosciences, Inc. *	188	2,027
Clovis Oncology, Inc. *	52	1,527
Concert Pharmaceuticals, Inc. *	373	5,535
CytomX Therapeutics, Inc. *	56	1,036
Eagle Pharmaceuticals, Inc. *	55	3,813
Emergent BioSolutions, Inc. *(a)	282	18,564
Enanta Pharmaceuticals, Inc. *(a)	186	15,896
FibroGen, Inc. *	104	6,318
Genomic Health, Inc. *(a)	388	27,245
Halozyme Therapeutics, Inc. *	187	3,398
ImmunoGen, Inc. *	174	1,648
Insmed, Inc. *	120	2,426
Intercept Pharmaceuticals, Inc. *	33	4,170
Ligand Pharmaceuticals, Inc. *	26	7,137
Loxo Oncology, Inc. *	53	9,054
Mirati Therapeutics, Inc. *	83	3,909
Momenta Pharmaceuticals, Inc. *	20	526
Myriad Genetics, Inc. *(a)	437	20,102
Natera, Inc. *	27	646
Palatin Technologies, Inc. *	1,021	1,018
PDL BioPharma, Inc. *	3,120	8,206
Pieris Pharmaceuticals, Inc. *	332	1,859
Portola Pharmaceuticals, Inc. *	71	1,891
PTC Therapeutics, Inc. *	84	3,948
Puma Biotechnology, Inc. *	41	1,880
REGENXBIO, Inc. *(a)	240	18,120
Sangamo Therapeutics, Inc. *	144	2,441
Spectrum Pharmaceuticals, Inc. *	419	7,039
Vericel Corp. *	628	8,886

		220,161

Building Products - 3.5%
Armstrong Flooring, Inc. *	303	5,484
Builders FirstSource, Inc. *	778	11,421
Continental Building Products, Inc. *(a)	743	27,900
CSW Industrials, Inc. *	238	12,781
Insteel Industries, Inc.	129	4,628
NCI Building Systems, Inc. *(a)	1,882	28,512
PGT Innovations, Inc. *	459	9,914
Simpson Manufacturing Co., Inc.	136	9,855
Universal Forest Products, Inc.	126	4,452

		114,947

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Capital Markets - 0.9%
Blucora, Inc. *	122	$4,910
BrightSphere Investment Group plc	118	1,463
Diamond Hill Investment Group, Inc.	4	661
Federated Investors, Inc., Class B	280	6,754
Investment Technology Group, Inc.	298	6,455
Oppenheimer Holdings, Inc., Class A	263	8,311
Waddell & Reed Financial, Inc., Class A	39	826

		29,380

Chemicals - 3.6%
AdvanSix, Inc. *	337	11,441
FutureFuel Corp.	1,552	28,774
Hawkins, Inc.	119	4,933
Ingevity Corp. *	59	6,011
Innospec, Inc.	34	2,609
Kraton Corp. *	113	5,328
OMNOVA Solutions, Inc. *	1,217	11,987
PolyOne Corp.	248	10,843
Stepan Co.	78	6,787
Trinseo SA (a)	350	27,405
Valhi, Inc.	1,516	3,456

		119,574

Commercial Services & Supplies - 3.4%
Brady Corp., Class A	73	3,194
Ennis, Inc.	218	4,458
Heritage-Crystal Clean, Inc. *	659	14,070
Herman Miller, Inc.	208	7,987
Interface, Inc. (a)	722	16,859
Kimball International, Inc., Class B	686	11,490
McGrath RentCorp (a)	311	16,940
Pitney Bowes, Inc.	358	2,535
SP Plus Corp. *	299	10,913
Steelcase, Inc., Class A	663	12,265
UniFirst Corp.	27	4,689
VSE Corp.	163	5,400

		110,800

Communications Equipment - 0.7%
Aerohive Networks, Inc. *	2,741	11,293
Comtech Telecommunications Corp.	19	689
NETGEAR, Inc. *	74	4,651
Ribbon Communications, Inc. *	702	4,795

		21,428

Construction & Engineering - 1.4%
Comfort Systems USA, Inc.	115	6,486
EMCOR Group, Inc. (a)	170	12,769
KBR, Inc. (a)	717	15,150
MYR Group, Inc. *	13	424
Primoris Services Corp.	407	10,102

		44,931

Consumer Finance - 0.9%
Enova International, Inc. *	354	10,195
FirstCash, Inc.	49	4,018
Green Dot Corp., Class A *	68	6,040
LendingClub Corp. *	451	1,750
Regional Management Corp. *	277	7,986

		29,989

INVESTMENTS	SHARES	VALUE
Diversified Consumer Services - 1.9%
Adtalem Global Education, Inc. *	96	$4,627
American Public Education, Inc. *	725	23,961
Cambium Learning Group, Inc. *	735	8,702
Career Education Corp. *	544	8,122
K12, Inc. *	474	8,390
Strategic Education, Inc.	16	2,193
Weight Watchers International, Inc. *	75	5,399

		61,394

Diversified Telecommunication Services - 0.0% (b)
Vonage Holdings Corp. *	58	821

Electrical Equipment - 1.4%
Allied Motion Technologies, Inc.	49	2,667
Atkore International Group, Inc. *(a)	1,027	27,246
Encore Wire Corp.	141	7,064
EnerSys	68	5,925
Generac Holdings, Inc. *	48	2,708
Vicor Corp. *	38	1,748

		47,358

Electronic Equipment, Instruments & Components - 2.5%
Anixter International, Inc. *	36	2,531
Control4 Corp. *	203	6,969
Electro Scientific Industries, Inc. *	199	3,472
ePlus, Inc. *(a)	187	17,335
FARO Technologies, Inc. *	49	3,153
Insight Enterprises, Inc. *(a)	365	19,743
KEMET Corp. *	539	9,998
Methode Electronics, Inc.	63	2,280
Rogers Corp. *	34	5,009
ScanSource, Inc. *	84	3,352
SYNNEX Corp.	47	3,981
Tech Data Corp. *	7	501
Vishay Precision Group, Inc. *	107	4,002

		82,326

Energy Equipment & Services - 1.1%
ION Geophysical Corp. *	241	3,747
KLX Energy Services Holdings, Inc. *	31	999
Mammoth Energy Services, Inc.	182	5,296
Matrix Service Co. *	823	20,287
Ocean Rig UDW, Inc., Class A (Angola) *	79	2,735
Pioneer Energy Services Corp. *	1	3
Profire Energy, Inc. *	499	1,592

		34,659

Entertainment - 0.2%
Rosetta Stone, Inc. *	345	6,862

Equity Real Estate Investment Trusts (REITs) - 1.5%
Alexander’s, Inc.	3	1,030
Ashford Hospitality Trust, Inc.	435	2,780
Cedar Realty Trust, Inc.	595	2,773
CoreCivic, Inc.	175	4,258
CorePoint Lodging, Inc.	63	1,225
GEO Group, Inc. (The)	115	2,893
Getty Realty Corp.	183	5,226
Gramercy Property Trust	249	6,832
Kite Realty Group Trust	180	2,997

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE

Equity Real Estate Investment Trusts (REITs) - 1.5% (continued)
LaSalle Hotel Properties	179	$6,192
MedEquities Realty Trust, Inc.	118	1,147
Ramco-Gershenson Properties Trust	136	1,850
Select Income REIT	133	2,918
Xenia Hotels & Resorts, Inc.	337	7,987

		50,108

Food & Staples Retailing - 0.1%
Performance Food Group Co. *	79	2,631
SpartanNash Co.	44	882

		3,513

Food Products - 0.9%
Darling Ingredients, Inc. *	507	9,795
Dean Foods Co.	142	1,008
John B Sanfilippo & Son, Inc.	150	10,707
Sanderson Farms, Inc.	94	9,717

		31,227

Health Care Equipment & Supplies - 7.6%
AngioDynamics, Inc. *	159	3,457
Atrion Corp.	1	695
Cardiovascular Systems, Inc. *	303	11,859
Cerus Corp. *	886	6,388
Cutera, Inc. *	196	6,380
Globus Medical, Inc., Class A *(a)	364	20,661
Haemonetics Corp. *(a)	238	27,270
Inogen, Inc. *(a)	73	17,821
Integer Holdings Corp. *	20	1,659
IntriCon Corp. *	137	7,699
Lantheus Holdings, Inc. *	833	12,453
LeMaitre Vascular, Inc.	324	12,552
LivaNova plc *	14	1,735
Meridian Bioscience, Inc.	59	879
Merit Medical Systems, Inc. *	148	9,095
Natus Medical, Inc. *	178	6,346
Novocure Ltd. *	334	17,502
NuVasive, Inc. *	51	3,620
OraSure Technologies, Inc. *	371	5,732
Orthofix Medical, Inc. *	224	12,949
STAAR Surgical Co. *(a)	508	24,384
Surmodics, Inc. *	188	14,034
Tandem Diabetes Care, Inc. *(a)	493	21,120
Utah Medical Products, Inc.	54	5,087

		251,377

Health Care Providers & Services - 3.0%
Addus HomeCare Corp. *	106	7,436
Amedisys, Inc. *	64	7,997
Civitas Solutions, Inc. *	212	3,127
CorVel Corp. *(a)	294	17,714
Cross Country Healthcare, Inc. *	375	3,274
LHC Group, Inc. *	13	1,339
LifePoint Health, Inc. *	52	3,349
Magellan Health, Inc. *	145	10,447
National HealthCare Corp.	63	4,748
Patterson Cos., Inc.	114	2,787
Providence Service Corp. (The) *	63	4,239
RadNet, Inc. *	1,406	21,160

INVESTMENTS	SHARES	VALUE
Health Care Providers & Services - 3.0% (continued)
Tenet Healthcare Corp. *	23	$655
Triple-S Management Corp., Class B *	552	10,427

		98,699

Health Care Technology - 1.8%
Castlight Health, Inc., Class B *	3,944	10,649
HealthStream, Inc.	629	19,505
HMS Holdings Corp. *	432	14,174
Inovalon Holdings, Inc., Class A *	67	673
Tabula Rasa HealthCare, Inc. *(a)	192	15,589

		60,590

Hotels, Restaurants & Leisure - 3.5%
BJ’s Restaurants, Inc. (a)	217	15,667
Bloomin’ Brands, Inc.	683	13,517
Bojangles’, Inc. *	118	1,853
Boyd Gaming Corp.	256	8,666
Carrols Restaurant Group, Inc. *	208	3,037
Cheesecake Factory, Inc. (The)	8	428
Dave & Buster’s Entertainment, Inc. *	204	13,509
Del Frisco’s Restaurant Group, Inc. *	279	2,316
International Speedway Corp., Class A	118	5,168
Marriott Vacations Worldwide Corp.	3	335
Monarch Casino & Resort, Inc. *	70	3,182
OBH, Inc. *	9	1,632
Penn National Gaming, Inc. *(a)	483	15,900
Pinnacle Entertainment, Inc. *	83	2,796
RCI Hospitality Holdings, Inc.	118	3,494
Ruth’s Hospitality Group, Inc.	571	18,015
Texas Roadhouse, Inc.	30	2,079
Town Sports International Holdings, Inc. *	373	3,226

		114,820

Household Durables - 1.4%
Cavco Industries, Inc. *	36	9,108
Flexsteel Industries, Inc.	167	4,967
Hooker Furniture Corp.	22	744
La-Z-Boy, Inc.	69	2,180
Meritage Homes Corp. *	62	2,474
Roku, Inc. *	62	4,528
Taylor Morrison Home Corp., Class A *	362	6,530
ZAGG, Inc. *	1,010	14,897

		45,428

Insurance - 3.6%
Ambac Financial Group, Inc. *	550	11,231
Argo Group International Holdings Ltd.	187	11,790
CNO Financial Group, Inc.	545	11,565
Employers Holdings, Inc. (a)	530	24,009
Enstar Group Ltd. *	12	2,502
FedNat Holding Co.	310	7,899
Genworth Financial, Inc., Class A *	530	2,210
National Western Life Group, Inc., Class A	29	9,257
Safety Insurance Group, Inc.	101	9,049
Stewart Information Services Corp.	78	3,511
Third Point Reinsurance Ltd. *	716	9,308
United Fire Group, Inc.	8	406
Universal Insurance Holdings, Inc. (a)	332	16,119

		118,856

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Interactive Media & Services - 2.7%
Care.com, Inc. *	796	$17,600
Cargurus, Inc. *	71	3,954
Cars.com, Inc. *	107	2,954
QuinStreet, Inc. *	1,198	16,257
TrueCar, Inc. *	591	8,333
XO Group, Inc. *	627	21,619
Yelp, Inc. *(a)	404	19,877

		90,594

Internet & Direct Marketing Retail - 2.6%
1-800-Flowers.com, Inc., Class A *	1,983	23,399
Etsy, Inc. *(a)	503	25,844
Groupon, Inc. *	4,133	15,581
Lands’ End, Inc. *	29	509
Liberty TripAdvisor Holdings, Inc., Class A *	175	2,599
Overstock.com, Inc. *	107	2,964
PetMed Express, Inc.	79	2,608
Shutterfly, Inc. *	40	2,636
Shutterstock, Inc.	35	1,910
Stamps.com, Inc. *	39	8,822

		86,872

IT Services - 2.7%
Acxiom Holdings, Inc. *	116	5,732
Brightcove, Inc. *	1,254	10,534
CACI International, Inc., Class A *	4	737
EVERTEC, Inc.	603	14,532
Hackett Group, Inc. (The)	202	4,070
Limelight Networks, Inc. *	1,909	9,583
MAXIMUS, Inc.	133	8,653
MoneyGram International, Inc. *	250	1,337
NIC, Inc.	38	562
Perficient, Inc. *	43	1,146
Perspecta, Inc.	220	5,658
Science Applications International Corp.	9	725
ServiceSource International, Inc. *	843	2,403
Sykes Enterprises, Inc. *	37	1,128
Syntel, Inc. *	52	2,131
Travelport Worldwide Ltd.	839	14,154
Unisys Corp. *	229	4,672
Web.com Group, Inc. *	59	1,646

		89,403

Leisure Products - 1.4%
Johnson Outdoors, Inc., Class A	139	12,926
MCBC Holdings, Inc. *	542	19,447
Nautilus, Inc. *	971	13,545

		45,918

Life Sciences Tools & Services - 0.7%
Enzo Biochem, Inc. *	493	2,031
Luminex Corp.	83	2,516
Medpace Holdings, Inc. *(a)	289	17,314

		21,861

Machinery - 4.3%
Alamo Group, Inc.	30	2,748
Barnes Group, Inc.	55	3,907
Briggs & Stratton Corp.	183	3,519
Columbus McKinnon Corp.	252	9,964

INVESTMENTS	SHARES	VALUE
Machinery - 4.3% (continued)
Commercial Vehicle Group, Inc. *	908	$8,317
DMC Global, Inc.	106	4,325
EnPro Industries, Inc.	26	1,896
Global Brass & Copper Holdings, Inc.	583	21,513
Gorman-Rupp Co. (The)	79	2,883
Harsco Corp. *	438	12,505
Kadant, Inc.	81	8,736
Lydall, Inc. *	26	1,121
Meritor, Inc. *(a)	758	14,675
Milacron Holdings Corp. *	218	4,414
Mueller Water Products, Inc., Class A	1,011	11,637
Spartan Motors, Inc.	411	6,062
SPX Corp. *	113	3,764
Standex International Corp.	35	3,649
TriMas Corp. *	417	12,677
Wabash National Corp.	172	3,135

		141,447

Marine - 0.0% (b)
Genco Shipping & Trading Ltd. *	44	616

Media - 0.8%
Entravision Communications Corp., Class A	3,424	16,778
TechTarget, Inc. *	310	6,020
tronc, Inc. *	242	3,952

		26,750

Metals & Mining - 1.7%
Materion Corp.	182	11,011
Ryerson Holding Corp. *	1,093	12,351
SunCoke Energy, Inc. *	1,268	14,734
Warrior Met Coal, Inc.	611	16,522

		54,618

Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Apollo Commercial Real Estate Finance, Inc.	181	3,415
Blackstone Mortgage Trust, Inc., Class A	152	5,094

		8,509

Multiline Retail - 0.3%
Big Lots, Inc.	210	8,776

Multi-Utilities - 0.2%
Avista Corp.	148	7,483

Oil, Gas & Consumable Fuels - 7.2%
Abraxas Petroleum Corp. *	5,174	12,055
Arch Coal, Inc., Class A (a)	273	24,406
Bonanza Creek Energy, Inc. *	505	15,039
California Resources Corp. *	262	12,715
Clean Energy Fuels Corp. *	419	1,089
Delek US Holdings, Inc. (a)	284	12,050
Denbury Resources, Inc. *	2,524	15,649
Evolution Petroleum Corp.	1,823	20,144
HighPoint Resources Corp. *	607	2,962
Laredo Petroleum, Inc. *	172	1,405
Midstates Petroleum Co., Inc. *	259	2,308
Northern Oil and Gas, Inc. *	4,158	16,632
Oasis Petroleum, Inc. *	260	3,687
Overseas Shipholding Group, Inc., Class A *	5,160	16,254

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE

Oil, Gas & Consumable Fuels - 7.2% (continued)
PDC Energy, Inc. *	170	$8,323
Peabody Energy Corp.	275	9,801
Penn Virginia Corp. *(a)	175	14,095
SandRidge Energy, Inc. *	55	598
Southwestern Energy Co. *	901	4,604
W&T Offshore, Inc. *(a)	4,148	39,987
WildHorse Resource Development Corp. *	215	5,083

		238,886

Paper & Forest Products - 1.9%
Boise Cascade Co.	162	5,962
KapStone Paper and Packaging Corp.	135	4,578
Louisiana-Pacific Corp. (a)	952	25,218
Schweitzer-Mauduit International, Inc.	21	805
Verso Corp., Class A *(a)	735	24,747

		61,310

Personal Products - 1.3%
Medifast, Inc. (a)	102	22,598
USANA Health Sciences, Inc. *(a)	171	20,614

		43,212

Pharmaceuticals - 1.3%
Assertio Therapeutics, Inc. *	124	729
Corcept Therapeutics, Inc. *	306	4,290
Durect Corp. *	1,450	1,595
Endo International plc *	290	4,881
Horizon Pharma plc *	342	6,696
Innoviva, Inc. *	239	3,642
Intersect ENT, Inc. *	33	949
Intra-Cellular Therapies, Inc. *	91	1,975
Mallinckrodt plc *	73	2,140
Phibro Animal Health Corp., Class A (a)	329	14,114
Supernus Pharmaceuticals, Inc. *	26	1,309
Zogenix, Inc. *	22	1,091

		43,411

Professional Services - 4.8%
Acacia Research Corp. *	1,979	6,333
Barrett Business Services, Inc.	251	16,762
CRA International, Inc.	142	7,131
Heidrick & Struggles International, Inc.	251	8,496
ICF International, Inc.	172	12,977
Insperity, Inc. (a)	351	41,401
Kelly Services, Inc., Class A	88	2,115
Kforce, Inc.	1,027	38,615
Navigant Consulting, Inc.	446	10,285
Resources Connection, Inc.	117	1,942
TrueBlue, Inc. *	475	12,374

		158,431

Real Estate Management & Development - 0.4%
HFF, Inc., Class A (a)	348	14,783

Road & Rail - 0.9%
ArcBest Corp.	147	7,137
Covenant Transportation Group, Inc., Class A *	371	10,781
Marten Transport Ltd.	246	5,178
USA Truck, Inc. *	147	2,974

INVESTMENTS	SHARES	VALUE

Road & Rail - 0.9% (continued)
YRC Worldwide, Inc. *	403	$3,619

		29,689

Semiconductors & Semiconductor Equipment - 4.9%
Advanced Energy Industries, Inc. *	213	11,001
Alpha & Omega Semiconductor Ltd. *	550	6,397
Amkor Technology, Inc. *	1,306	9,651
Axcelis Technologies, Inc. *	258	5,070
Brooks Automation, Inc.	102	3,573
Cabot Microelectronics Corp.	113	11,658
Cirrus Logic, Inc. *	66	2,548
Entegris, Inc. (a)	622	18,007
FormFactor, Inc. *	932	12,815
Ichor Holdings Ltd. *	126	2,573
Lattice Semiconductor Corp. *	1,117	8,936
Nanometrics, Inc. *	291	10,918
Photronics, Inc. *	501	4,935
Rudolph Technologies, Inc. *	675	16,504
Semtech Corp. *	203	11,287
SMART Global Holdings, Inc. *	495	14,226
Synaptics, Inc. *	64	2,920
Ultra Clean Holdings, Inc. *	564	7,078

		160,097

Software - 8.2%
8x8, Inc. *	459	9,754
A10 Networks, Inc. *	780	4,742
Appfolio, Inc., Class A *(a)	243	19,051
Apptio, Inc., Class A *	106	3,918
Box, Inc., Class A *	405	9,684
CommVault Systems, Inc. *	57	3,990
eGain Corp. *	1,635	13,243
Five9, Inc. *	89	3,888
Glu Mobile, Inc. *(a)	2,480	18,476
Hortonworks, Inc. *	326	7,436
Imperva, Inc. *	168	7,804
j2 Global, Inc.	66	5,468
LivePerson, Inc. *(a)	707	18,347
MicroStrategy, Inc., Class A *	84	11,812
Mitek Systems, Inc. *	1,000	7,050
MobileIron, Inc. *	1,045	5,538
New Relic, Inc. *	56	5,277
NextGen Healthcare Information Systems LLC *(a)	934	18,755
OneSpan, Inc. *	578	11,011
Progress Software Corp.	228	8,046
Qualys, Inc. *	119	10,603
Rapid7, Inc. *	364	13,439
SPS Commerce, Inc. *	134	13,298
Varonis Systems, Inc. *	88	6,446
Verint Systems, Inc. *	274	13,727
Zix Corp. *	3,238	17,971

		268,774

Specialty Retail - 7.5%
Abercrombie & Fitch Co., Class A	829	17,509
American Eagle Outfitters, Inc. (a)	1,363	33,843
America’s Car-Mart, Inc. *	16	1,251
Asbury Automotive Group, Inc. *	57	3,919

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Specialty Retail - 7.5% (continued)
Ascena Retail Group, Inc. *	181	$827
Barnes & Noble Education, Inc. *	562	3,237
Bed Bath & Beyond, Inc.	346	5,190
Boot Barn Holdings, Inc. *	378	10,739
Buckle, Inc. (The)	189	4,356
Caleres, Inc.	151	5,415
Cato Corp. (The), Class A	489	10,279
Chico’s FAS, Inc.	1,181	10,239
Children’s Place, Inc. (The)	145	18,531
Citi Trends, Inc.	765	22,009
DSW, Inc., Class A (a)	691	23,411
Express, Inc. *	955	10,562
Francesca’s Holdings Corp. *	711	2,638
Genesco, Inc. *	193	9,090
Haverty Furniture Cos., Inc.	194	4,287
Hibbett Sports, Inc. *	282	5,302
J. Jill, Inc. *	468	2,892
Shoe Carnival, Inc.	177	6,815
Signet Jewelers Ltd.	82	5,406
Tailored Brands, Inc.	367	9,245
Tilly’s, Inc., Class A	725	13,739
Zumiez, Inc. *	190	5,007

		245,738

Technology Hardware, Storage & Peripherals - 0.2%
Immersion Corp. *	774	8,181

Textiles, Apparel & Luxury Goods - 3.1%
Crocs, Inc. *	493	10,496
Deckers Outdoor Corp. *(a)	194	23,005
Fossil Group, Inc. *(a)	861	20,044
Movado Group, Inc.	245	10,265
Perry Ellis International, Inc. *	445	12,162
Rocky Brands, Inc.	223	6,311
Unifi, Inc. *	154	4,363
Vera Bradley, Inc. *	1,088	16,603

		103,249

Thrifts & Mortgage Finance - 3.1%
Dime Community Bancshares, Inc.	635	11,335
Essent Group Ltd. *	77	3,407
Federal Agricultural Mortgage Corp., Class C	14	1,011
First Defiance Financial Corp.	514	15,477
MGIC Investment Corp. *(a)	2,695	35,870
Ocwen Financial Corp. *	166	654
PHH Corp. *	50	550
Radian Group, Inc. (a)	741	15,316
TrustCo Bank Corp.	1,176	9,996
Walker & Dunlop, Inc.	73	3,860
Washington Federal, Inc.	197	6,304

		103,780

Tobacco - 0.4%
Pyxus International, Inc. *	457	10,511
Vector Group Ltd.	105	1,447

		11,958

Trading Companies & Distributors - 1.6%
BMC Stock Holdings, Inc. *	266	4,961
GMS, Inc. *	849	19,697

INVESTMENTS	SHARES	VALUE
Trading Companies & Distributors - 1.6% (continued)
H&E Equipment Services, Inc.	16	$604
Herc Holdings, Inc. *	22	1,126
Nexeo Solutions, Inc. *	606	7,424
Rush Enterprises, Inc., Class A	247	9,710
Systemax, Inc.	283	9,322

		52,844

TOTAL COMMON STOCKS (Cost $3,622,033)		4,239,223

EXCHANGE TRADED FUNDS - 0.9%
iShares Russell 2000 ETF (Cost $27,145)	170	28,654

	NO. OF RIGHTS
RIGHTS - 0.0% (b)

Food Products - 0.0% (b)
Schuman, Inc., CVR (3)*(c)	44	87

Media - 0.0% (b)
Media General, Inc., CVR (3)*(c)	112	2

TOTAL RIGHTS (Cost $33)		89

	SHARES
SHORT-TERM INVESTMENTS - 2.3%

Investment Companies - 2.3%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.97% (d)	3,706	3,706
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.96% (d)	14,824	14,824
Limited Purpose Cash Investment Fund, 2.06% (d)	39,838	39,833
UBS Select Treasury Preferred Fund, Class I, 1.97% (d)	18,529	18,529

TOTAL SHORT-TERM INVESTMENTS (Cost $76,887)		76,892

TOTAL LONG POSITIONS (Cost $3,726,098)		4,344,858

SHORT POSITIONS - (30.5)%

COMMON STOCKS - (30.5)%

Aerospace & Defense - (1.2)%
KeyW Holding Corp. (The) *	(1,989)	(17,225)
Kratos Defense & Security Solutions, Inc. *	(590)	(8,720)
Mercury Systems, Inc. *	(229)	(12,668)

		(38,613)

Auto Components - (1.4)%
Cooper Tire & Rubber Co.	(209)	(5,915)
Motorcar Parts of America, Inc. *	(714)	(16,743)
Superior Industries International, Inc.	(1,409)	(24,023)

		(46,681)

Beverages - 0.0% (b)
MGP Ingredients, Inc.	(11)	(869)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Biotechnology - (0.9)%
Adamas Pharmaceuticals, Inc. *	(186)	$(3,724)
Aduro Biotech, Inc. *	(236)	(1,734)
Agenus, Inc. *	(1,299)	(2,780)
Bellicum Pharmaceuticals, Inc. *	(381)	(2,347)
Fate Therapeutics, Inc. *	(138)	(2,248)
Flexion Therapeutics, Inc. *	(193)	(3,611)
Inovio Pharmaceuticals, Inc. *	(491)	(2,730)
Lexicon Pharmaceuticals, Inc. *	(422)	(4,503)
Ra Pharmaceuticals, Inc. *	(29)	(525)
Radius Health, Inc. *	(119)	(2,118)
Selecta Biosciences, Inc. *	(150)	(2,332)

		(28,652)

Building Products - (0.8)%
AAON, Inc.	(293)	(11,075)
American Woodmark Corp. *	(150)	(11,768)
Gibraltar Industries, Inc. *	(49)	(2,234)
Griffon Corp.	(105)	(1,696)

		(26,773)

Capital Markets - (0.2)%
Cowen, Inc. *	(288)	(4,695)
Greenhill & Co., Inc.	(72)	(1,897)

		(6,592)

Chemicals - (1.5)%
Flotek Industries, Inc. *	(5,235)	(12,564)
Intrepid Potash, Inc. *	(725)	(2,603)
LSB Industries, Inc. *	(1,896)	(18,543)
Rayonier Advanced Materials, Inc.	(658)	(12,127)
Tronox Ltd., Class A	(276)	(3,298)

		(49,135)

Commercial Services & Supplies - (0.9)%
LSC Communications, Inc.	(204)	(2,256)
Multi-Color Corp.	(306)	(19,049)
Team, Inc. *	(412)	(9,270)

		(30,575)

Communications Equipment - (0.9)%
Acacia Communications, Inc. *	(443)	(18,327)
Finisar Corp. *	(102)	(1,943)
Harmonic, Inc. *	(175)	(962)
Infinera Corp. *	(724)	(5,285)
ViaSat, Inc. *	(29)	(1,855)

		(28,372)

Construction & Engineering - (0.3)%
NV5 Global, Inc. *	(110)	(9,537)

Diversified Telecommunication Services - (0.7)%
Consolidated Communications Holdings, Inc.	(910)	(11,867)
ORBCOMM, Inc. *	(935)	(10,154)

		(22,021)

Electronic Equipment, Instruments & Components - (0.3)%
II-VI, Inc. *	(47)	(2,223)
Iteris, Inc. *	(1,439)	(7,742)

		(9,965)

INVESTMENTS	SHARES	VALUE
Energy Equipment & Services - (2.5)%
Basic Energy Services, Inc. *	(263)	$(2,627)
Bristow Group, Inc. *	(204)	(2,475)
CARBO Ceramics, Inc. *	(118)	(856)
Dril-Quip, Inc. *	(163)	(8,517)
Forum Energy Technologies, Inc. *	(607)	(6,283)
Frank’s International NV *	(1,918)	(16,648)
NCS Multistage Holdings, Inc. *	(483)	(7,974)
Noble Corp. plc *	(1,076)	(7,564)
Oil States International, Inc. *	(236)	(7,835)
Rowan Cos. plc, Class A *	(448)	(8,436)
SEACOR Marine Holdings, Inc. *	(494)	(11,179)
Tidewater, Inc. *	(70)	(2,183)

		(82,577)

Entertainment - (0.4)%
AMC Entertainment Holdings, Inc., Class A	(556)	(11,398)
Liberty Media Corp.-Liberty Braves, Class C *	(121)	(3,297)

		(14,695)

Equity Real Estate Investment Trusts (REITs) - (1.1)%
Bluerock Residential Growth REIT, Inc.	(1,898)	(18,600)
Front Yard Residential Corp.	(435)	(4,720)
Government Properties Income Trust	(269)	(3,037)
New Senior Investment Group, Inc.	(105)	(620)
Pennsylvania REIT	(213)	(2,015)
Preferred Apartment Communities, Inc., Class A	(374)	(6,575)

		(35,567)

Food & Staples Retailing - (0.1)%
Smart & Final Stores, Inc. *	(412)	(2,348)

Food Products - (0.3)%
Hostess Brands, Inc. *	(920)	(10,184)

Health Care Equipment & Supplies - (0.1)%
GenMark Diagnostics, Inc. *	(400)	(2,940)

Health Care Providers & Services - (0.9)%
BioScrip, Inc. *	(3,545)	(10,989)
Capital Senior Living Corp. *	(1,558)	(14,708)
Quorum Health Corp. *	(531)	(3,112)

		(28,809)

Health Care Technology - (0.1)%
Evolent Health, Inc., Class A *	(178)	(5,055)

Hotels, Restaurants & Leisure - (0.4)%
Dine Brands Global, Inc.	(124)	(10,082)
Golden Entertainment, Inc. *	(191)	(4,586)

		(14,668)

Household Durables - (0.6)%
Hovnanian Enterprises, Inc., Class A *	(623)	(997)
Universal Electronics, Inc. *	(466)	(18,337)

		(19,334)

Independent Power and Renewable Electricity Producers - (0.7)%
Pattern Energy Group, Inc., Class A	(1,143)	(22,711)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Independent Power and Renewable Electricity Producers - (0.7)% (continued)
TerraForm Power, Inc., Class A	(63)	$(728)

		(23,439)

Insurance - (0.2)%
HCI Group, Inc.	(34)	(1,488)
MBIA, Inc. *	(215)	(2,298)
State Auto Financial Corp.	(42)	(1,283)

		(5,069)

Internet & Direct Marketing Retail - (0.1)%
Fluent, Inc. *	(1,212)	(2,606)

IT Services - (0.1)%
Internap Corp. *	(229)	(2,892)

Life Sciences Tools & Services - (0.2)%
Accelerate Diagnostics, Inc. *	(44)	(1,010)
Pacific Biosciences of California, Inc. *	(1,126)	(6,091)

		(7,101)

Machinery - (0.7)%
CIRCOR International, Inc.	(389)	(18,477)
Energy Recovery, Inc. *	(487)	(4,359)

		(22,836)

Marine - (0.1)%
Scorpio Bulkers, Inc.	(693)	(5,024)

Media - (1.0)%
Entercom Communications Corp., Class A	(1,231)	(9,725)
EW Scripps Co. (The), Class A	(1,149)	(18,959)
Nexstar Media Group, Inc., Class A	(16)	(1,302)
WideOpenWest, Inc. *	(314)	(3,520)

		(33,506)

Metals & Mining - (3.3)%
AK Steel Holding Corp. *	(4,022)	(19,708)
Allegheny Technologies, Inc. *	(351)	(10,372)
Coeur Mining, Inc. *	(1,085)	(5,783)
Compass Minerals International, Inc.	(306)	(20,563)
Hecla Mining Co.	(16,274)	(45,405)
TimkenSteel Corp. *	(561)	(8,342)

		(110,173)

Oil, Gas & Consumable Fuels - (2.7)%
Alta Mesa Resources, Inc. *	(2,749)	(11,491)
Callon Petroleum Co. *	(410)	(4,916)
DHT Holdings, Inc.	(921)	(4,329)
Dorian LPG Ltd. *	(46)	(367)
Eclipse Resources Corp. *	(1,571)	(1,869)
Golar LNG Ltd.	(346)	(9,619)
Green Plains, Inc.	(950)	(16,340)
Halcon Resources Corp. *	(173)	(773)
International Seaways, Inc. *	(168)	(3,363)
Lilis Energy, Inc. *	(1,144)	(5,606)
Matador Resources Co. *	(90)	(2,975)
Ring Energy, Inc. *	(486)	(4,816)
Scorpio Tankers, Inc. (Monaco)	(6,118)	(12,297)

INVESTMENTS	SHARES	VALUE
Oil, Gas & Consumable Fuels - (2.7)% (continued)
SemGroup Corp., Class A	(442)	$(9,746)

		(88,507)

Pharmaceuticals - (1.2)%
Aclaris Therapeutics, Inc. *	(484)	(7,028)
Aerie Pharmaceuticals, Inc. *	(64)	(3,939)
Corium International, Inc. *	(692)	(6,581)
Dermira, Inc. *	(358)	(3,902)
Medicines Co. (The) *	(117)	(3,500)
Ocular Therapeutix, Inc. *	(656)	(4,513)
Paratek Pharmaceuticals, Inc. *	(1,132)	(10,980)
Tetraphase Pharmaceuticals, Inc. *	(197)	(544)

		(40,987)

Professional Services - (1.0)%
WageWorks, Inc. *	(72)	(3,078)
Willdan Group, Inc. *	(895)	(30,394)

		(33,472)

Real Estate Management & Development - 0.0% (b)
Kennedy-Wilson Holdings, Inc.	(52)	(1,118)

Semiconductors & Semiconductor Equipment - (1.9)%
Adesto Technologies Corp. *	(1,974)	(11,745)
AXT, Inc. *	(1,216)	(8,694)
Inphi Corp. *	(169)	(6,419)
Kopin Corp. *	(3,844)	(9,302)
MACOM Technology Solutions Holdings, Inc. *	(101)	(2,081)
MaxLinear, Inc. *	(881)	(17,514)
PDF Solutions, Inc. *	(593)	(5,355)

		(61,110)

Software - 0.0% (b)
PROS Holdings, Inc. *	(47)	(1,646)

Specialty Retail - (0.2)%
Camping World Holdings, Inc., Class A	(264)	(5,628)

Thrifts & Mortgage Finance - (1.3)%
LendingTree, Inc. *	(97)	(22,320)
Meta Financial Group, Inc.	(233)	(19,257)

		(41,577)

Trading Companies & Distributors - (0.2)%
Beacon Roofing Supply, Inc. *	(68)	(2,461)
SiteOne Landscape Supply, Inc. *	(52)	(3,918)

		(6,379)

TOTAL COMMON STOCKS (Proceeds $(987,246))		(1,007,032)

TOTAL SHORT POSITIONS (Proceeds $(987,246))		(1,007,032)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 101.3% (Cost $2,738,852)		3,337,826

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3)%		(41,471)

NET ASSETS - 100.0%		$3,296,355

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$54,807	1.7%
Consumer Discretionary	689,766	20.9
Consumer Staples	77,879	2.4
Energy	102,461	3.1
Exchange Traded Funds	28,654	0.9
Financials	486,780	14.8
Health Care	582,554	17.7
Industrials	623,365	18.9
Information Technology	526,224	16.0
Materials	76,194	2.3
Real Estate	28,206	0.8
Utilities	(15,956)	(0.5)
Short-Term Investments	76,892	2.3

Total Investments In Securities At Value	3,337,826	101.3
Liabilities in Excess of Other Assets	(41,471)	(1.3)

Net Assets	$3,296,355	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $1,107,990.
(b)	Represents less than 0.05% of net assets.
(c)

Security fair valued as of September 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2018 amounted to $89, which represents approximately 0.00% of net assets of the fund.

(d)	Represents 7-day effective yield as of September 30, 2018.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(3)	Level 3 security (See Note 4).

Abbreviations

CVR - Contingent Value Rights

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
LONG POSITIONS - 127.8%

COMMON STOCKS - 125.3%

Australia - 9.9%
AGL Energy Ltd.	3,400	$47,962
Alumina Ltd.	68,677	137,480
Ansell Ltd.	8,472	154,536
Aurizon Holdings Ltd.	89,333	265,225
Australia & New Zealand Banking Group Ltd.	16,269	331,183
BHP Billiton Ltd.	13,029	324,564
BHP Billiton plc	1,723	37,599
BlueScope Steel Ltd.	46,748	573,352
Caltex Australia Ltd.	22,610	488,462
CIMIC Group Ltd.	960	35,631
Cochlear Ltd.	859	124,552
Crown Resorts Ltd.	15,142	149,750
CSL Ltd.	210	30,513
Dexus, REIT	18,310	139,880
Goodman Group, REIT	5,489	41,176
GPT Group (The), REIT	5,521	20,794
LendLease Group	27,394	389,213
Macquarie Group Ltd.	2,124	193,217
Mirvac Group, REIT	12,917	22,514
National Australia Bank Ltd.	9,969	200,138
Newcrest Mining Ltd.	27,252	382,680
Orica Ltd.	1,652	20,321
Origin Energy Ltd. *	70,208	418,485
Qantas Airways Ltd.	117,211	499,583
REA Group Ltd.	2,262	140,340
Rio Tinto Ltd.	994	56,531
Rio Tinto plc	10,665	537,959
Scentre Group, REIT	20,611	59,231
South32 Ltd.	164,053	461,039
Star Entertainment Grp Ltd. (The)	16,074	60,251
Suncorp Group Ltd.	15,907	166,203
Vicinity Centres, REIT	11,572	21,955
Wesfarmers Ltd.	5,546	199,707
Woodside Petroleum Ltd.	7,984	222,729

		6,954,755

Belgium - 1.7%
Ageas	5,235	281,427
Bekaert SA	791	19,653
KBC Group NV	3,626	269,624
UCB SA (a)	6,825	613,321

		1,184,025

Chile - 0.4%
Antofagasta plc	27,745	308,312

China - 0.1%
Yangzijiang Shipbuilding Holdings Ltd.	97,900	88,755

Denmark - 4.4%
Coloplast A/S, Class B	2,309	235,877
Danske Bank A/S	1,509	39,555
Dfds A/S	877	43,375
GN Store Nord A/S (a)	20,217	984,090
H Lundbeck A/S	3,520	217,284

INVESTMENTS	SHARES	VALUE

Denmark - 4.4% (continued)
Jyske Bank A/S (Registered)	750	$36,316
Novo Nordisk A/S, Class B (a)	26,261	1,235,976
Rockwool International A/S, Class B	661	282,831
William Demant Holding A/S *	521	19,558

		3,094,862

Finland - 2.7%
Fortum OYJ	12,451	312,039
Kesko OYJ, Class B	367	19,910
Neste OYJ (a)	6,741	555,630
Nokia OYJ	7,083	39,380
Orion OYJ, Class B	2,224	84,173
Stora Enso OYJ, Class R	6,209	118,568
UPM-Kymmene OYJ (a)	18,942	742,884

		1,872,584

France - 12.9%
Aeroports de Paris	325	73,174
Airbus SE	664	83,360
Amundi SA (b)	1,926	144,234
Arkema SA	429	53,166
Atos SE	2,385	283,784
BioMerieux	255	21,285
BNP Paribas SA	7,848	480,585
Bouygues SA	3,535	152,926
Capgemini SE	2,081	261,993
Cie de Saint-Gobain	9,078	391,271
Cie Generale des Etablissements Michelin SCA	4,334	517,288
CNP Assurances	2,216	53,418
Dassault Aviation SA	41	75,879
Eiffage SA	190	21,225
Engie SA (a)	50,783	747,639
Faurecia SA	1,056	63,508
Hermes International (a)	858	568,445
Kering SA	288	154,470
Klepierre SA, REIT	785	27,895
L’Oreal SA	158	38,092
LVMH Moet Hennessy Louis Vuitton SE	988	349,131
Natixis SA	3,038	20,631
Peugeot SA (a)	32,082	865,434
Renault SA	1,322	114,356
Safran SA	3,822	535,171
Sanofi	4,190	374,365
Sartorius Stedim Biotech	243	33,460
Societe BIC SA	344	31,503
Societe Generale SA	4,218	181,123
Sopra Steria Group	412	66,043
Teleperformance	1,472	277,700
Thales SA	1,225	174,049
TOTAL SA (a)	21,981	1,429,220
Ubisoft Entertainment SA *	900	97,183
Unibail-Rodamco-Westfield, REIT	881	177,475
Veolia Environnement SA	1,447	28,874
Vinci SA	1,164	110,743

		9,080,098

Germany - 12.4%
adidas AG	1,528	373,687

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Germany - 12.4% (continued)
Allianz SE (Registered) (a)	5,348	$1,190,287
Aurubis AG	1,911	133,367
BASF SE	4,470	396,637
Bayer AG (Registered)	1,046	92,781
Carl Zeiss Meditec AG	323	27,151
Covestro AG (a)(b)	14,460	1,170,497
Deutsche Boerse AG	942	125,952
Deutsche Lufthansa AG (Registered)	3,377	82,885
Deutsche Wohnen SE	1,675	80,453
E.ON SE	48,985	498,459
Fresenius Medical Care AG & Co. KGaA	3,337	342,855
Fresenius SE & Co. KGaA	1,557	114,175
HeidelbergCement AG	1,012	79,045
Hella GmbH & Co. KGaA *	3,921	218,518
HOCHTIEF AG	547	90,679
Infineon Technologies AG (a)	23,467	534,012
Linde AG	672	158,698
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	95	20,984
Puma SE	41	20,230
Rheinmetall AG	4,027	420,942
Salzgitter AG	4,178	208,453
SAP SE (a)	5,952	731,879
Schaeffler AG (Preference)	11,872	151,433
Scout24 AG (b)	976	45,459
Software AG	7,564	344,383
STADA Arzneimittel AG	592	55,736
Talanx AG	4,062	154,341
TUI AG	11,273	216,246
Vonovia SE	1,077	52,674
Wacker Chemie AG	152	19,081
Wirecard AG	2,695	583,061

		8,735,040

Hong Kong - 3.1%
CK Asset Holdings Ltd.	10,500	78,710
CLP Holdings Ltd.	23,000	269,347
Hang Lung Properties Ltd.	11,000	21,459
Henderson Land Development Co. Ltd.	17,510	87,936
Hong Kong Exchanges & Clearing Ltd.	3,600	102,869
Kerry Properties Ltd.	29,000	98,471
Li & Fung Ltd.	810,000	181,439
Link REIT	2,500	24,615
Sino Land Co. Ltd.	98,000	167,895
Sun Hung Kai Properties Ltd.	27,000	391,829
Swire Properties Ltd.	19,400	73,564
Techtronic Industries Co. Ltd.	6,500	41,461
Wharf Holdings Ltd. (The)	82,000	223,259
Wharf Real Estate Investment Co. Ltd.	3,000	19,328
Wheelock & Co. Ltd.	19,000	114,230
Yue Yuen Industrial Holdings Ltd.	97,500	271,048

		2,167,460

Italy - 3.3%
A2A SpA	31,337	54,346
Autogrill SpA	8,485	86,597
BPER Banca	89,163	411,247
Eni SpA (a)	58,613	1,104,830
Hera SpA	23,712	73,739

INVESTMENTS	SHARES	VALUE
Italy - 3.3% (continued)
Luxottica Group SpA	56	$3,795
Mediobanca Banca di Credito Finanziario SpA	13,729	136,628
Moncler SpA	2,460	105,847
Poste Italiane SpA (b)	7,918	63,157
UniCredit SpA	14,509	217,703
Unipol Gruppo SpA	10,671	47,428

		2,305,317

Japan - 28.0%
Advantest Corp.	10,000	211,346
Alfresa Holdings Corp.	13,200	353,573
Alps Electric Co. Ltd.	10,100	256,769
Amada Holdings Co. Ltd.	8,100	86,481
ANA Holdings, Inc.	6,700	234,062
Asahi Intecc Co. Ltd.	4,000	174,419
Asahi Kasei Corp.	8,500	128,878
Astellas Pharma, Inc. (a)	36,000	628,666
Bandai Namco Holdings, Inc.	6,600	256,416
Brother Industries Ltd.	7,900	155,987
Canon Marketing Japan, Inc.	4,600	97,593
Canon, Inc.	1,100	34,881
Citizen Watch Co. Ltd.	7,300	48,105
Credit Saison Co. Ltd.	8,500	138,630
Daicel Corp.	4,800	55,757
Daiichi Sankyo Co. Ltd.	7,900	342,448
Daiwa House Industry Co. Ltd.	1,300	38,524
Disco Corp.	500	83,731
Eisai Co. Ltd.	5,300	516,310
Electric Power Development Co. Ltd.	900	24,912
Ezaki Glico Co. Ltd.	400	19,657
Fast Retailing Co. Ltd.	100	50,660
Fuji Electric Co. Ltd.	1,400	56,080
FUJIFILM Holdings Corp.	1,200	53,987
GungHo Online Entertainment, Inc.	20,300	41,776
Haseko Corp.	23,400	303,917
Hiroshima Bank Ltd. (The)	3,200	21,654
Hitachi Construction Machinery Co. Ltd.	5,400	180,534
Hitachi High-Technologies Corp.	1,300	44,887
Hitachi Ltd. (a)	19,600	666,235
Hoya Corp.	6,700	397,920
Idemitsu Kosan Co. Ltd.	4,800	254,134
Inpex Corp.	12,700	158,681
ITOCHU Corp.	13,800	252,583
Itochu Techno-Solutions Corp.	4,600	99,936
Japan Airlines Co. Ltd. (a)	22,800	819,479
JFE Holdings, Inc.	6,500	149,110
JXTG Holdings, Inc. (a)	90,300	683,010
Kajima Corp.	17,500	254,460
Kakaku.com, Inc.	4,600	89,875
Kamigumi Co. Ltd.	11,000	242,470
Konami Holdings Corp.	1,000	39,156
Kose Corp.	700	133,382
Kyocera Corp.	3,500	210,076
Kyushu Railway Co.	4,700	143,096
Lion Corp.	3,900	86,618
Marubeni Corp.	28,500	260,650
Matsumotokiyoshi Holdings Co. Ltd.	6,200	254,251
McDonald’s Holdings Co. Japan Ltd.	1,100	48,307

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Japan - 28.0% (continued)
Mebuki Financial Group, Inc.	6,100	$21,106
Medipal Holdings Corp.	7,200	150,421
MINEBEA MITSUMI, Inc.	4,800	87,004
Mitsubishi Chemical Holdings Corp.	5,100	48,810
Mitsubishi Corp.	11,100	341,910
Mitsubishi Electric Corp.	10,700	146,583
Mitsubishi Estate Co. Ltd.	2,300	39,054
Mitsubishi Gas Chemical Co., Inc.	4,900	104,311
Mitsubishi Motors Corp.	16,700	117,977
Mitsubishi Tanabe Pharma Corp.	5,900	98,747
Mitsubishi UFJ Financial Group, Inc.	11,000	68,340
Mitsui & Co. Ltd.	17,200	305,655
Mitsui Fudosan Co. Ltd.	1,600	37,841
Mixi, Inc.	4,100	98,340
Mizuho Financial Group, Inc.	11,800	20,565
Murata Manufacturing Co. Ltd.	1,700	261,215
Nexon Co. Ltd. *	16,400	214,373
NHK Spring Co. Ltd.	11,900	123,753
Nikon Corp.	14,200	266,837
Nintendo Co. Ltd.	300	109,150
Nippon Express Co. Ltd.	3,700	242,993
Nippon Shinyaku Co. Ltd.	500	32,801
Nitto Denko Corp.	300	22,492
Nomura Research Institute Ltd.	600	30,299
NTT DOCOMO, Inc.	5,100	137,076
Obic Co. Ltd.	500	47,291
Omron Corp.	5,500	232,418
Oriental Land Co. Ltd.	1,200	125,466
ORIX Corp.	8,500	137,629
Otsuka Corp.	5,200	193,960
Panasonic Corp.	12,600	146,049
Pola Orbis Holdings, Inc.	6,100	222,791
Recruit Holdings Co. Ltd.	6,900	230,470
Resona Holdings, Inc.	50,000	280,723
Rohm Co. Ltd.	5,100	373,117
Ryohin Keikaku Co. Ltd.	900	267,515
Sega Sammy Holdings, Inc.	3,500	51,609
Seiko Epson Corp.	2,800	47,767
Seven & i Holdings Co. Ltd.	500	22,292
SG Holdings Co. Ltd.	4,100	107,413
Shikoku Electric Power Co., Inc.	1,500	19,599
Shimadzu Corp.	6,100	191,160
Shimamura Co. Ltd.	800	75,887
Shimizu Corp.	4,500	41,086
Shinsei Bank Ltd.	5,300	86,587
Shionogi & Co. Ltd.	3,600	235,331
Shiseido Co. Ltd.	4,600	356,261
Sojitz Corp.	115,100	415,341
Sony Corp.	7,300	443,749
Square Enix Holdings Co. Ltd.	3,000	124,039
Stanley Electric Co. Ltd.	600	20,513
Sugi Holdings Co. Ltd.	500	24,557
Sumitomo Chemical Co. Ltd.	7,000	40,966
Sumitomo Corp.	2,800	46,663
Sumitomo Dainippon Pharma Co. Ltd.	17,300	397,320
Sumitomo Heavy Industries Ltd.	5,100	182,027
Sumitomo Mitsui Financial Group, Inc.	2,800	112,683
Suzuken Co. Ltd.	3,500	166,072
Taiheiyo Cement Corp.	1,000	31,363

INVESTMENTS	SHARES	VALUE
Japan - 28.0% (continued)
Taisei Corp.	6,700	$305,408
THK Co. Ltd.	3,500	89,062
Tokyo Electron Ltd.	2,900	399,679
Toshiba Corp. *	1,400	40,458
Tosoh Corp.	17,200	264,913
Toyo Suisan Kaisha Ltd.	800	31,058
Toyota Boshoku Corp.	1,200	22,427
Toyota Tsusho Corp.	3,600	135,924

		19,798,365

Luxembourg - 0.5%
Aperam SA	2,994	136,959
ArcelorMittal	2,400	74,511
SES SA, FDR	5,868	128,717

		340,187

Macau - 0.3%
Sands China Ltd.	10,400	46,837
Wynn Macau Ltd.	76,400	175,460

		222,297

Malta - 0.6%
Kindred Group plc, SDR	39,020	437,400

Netherlands - 7.2%
Aalberts Industries NV	507	21,592
ASM International NV	3,891	201,578
ASML Holding NV	3,991	749,328
ASR Nederland NV (a)	15,650	745,972
ING Groep NV	15,785	204,875
Koninklijke Ahold Delhaize NV (a)	28,107	644,846
Koninklijke DSM NV	2,349	248,790
Koninklijke Philips NV (a)	13,009	592,970
Royal Dutch Shell plc, Class A	20,855	715,086
Royal Dutch Shell plc, Class B	18,239	638,485
Signify NV (b)	11,253	291,282

		5,054,804

Norway - 2.7%
Equinor ASA (a)	27,825	782,334
Leroy Seafood Group ASA	50,179	409,768
Norsk Hydro ASA	3,615	21,679
Salmar ASA	9,988	498,970
Telenor ASA	11,264	220,275

		1,933,026

Portugal - 0.1%
Galp Energia SGPS SA	3,177	62,993

Russia - 0.5%
Evraz plc	46,049	338,940

Singapore - 1.4%
ComfortDelGro Corp. Ltd.	76,300	135,604
DBS Group Holdings Ltd.	6,800	129,725
Genting Singapore Ltd.	466,300	361,444
Singapore Airlines Ltd.	20,700	147,452
United Overseas Bank Ltd.	7,900	156,171
Venture Corp. Ltd.	5,200	67,052

		997,448

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
South Africa - 0.6%
Anglo American plc	17,845	$399,210
Investec plc	8,172	57,328

		456,538

Spain - 3.4%
Acerinox SA	15,657	223,359
ACS Actividades de Construccion y Servicios SA	2,281	96,881
Amadeus IT Group SA	2,047	189,734
Banco Bilbao Vizcaya Argentaria SA	77,641	492,263
Banco de Sabadell SA	23,626	36,523
Banco Santander SA	27,220	136,281
Cia de Distribucion Integral Logista Holdings SA	1,591	40,875
Endesa SA (a)	27,321	589,306
Mapfre SA	57,464	179,739
Mediaset Espana Comunicacion SA	2,811	20,465
Melia Hotels International SA	4,490	50,183
Repsol SA	18,489	368,066

		2,423,675

Sweden - 3.5%
Ahlsell AB (b)	7,206	40,329
Atlas Copco AB, Class B	307	8,179
Boliden AB	7,169	199,376
Electrolux AB, Series B	5,796	127,681
Elekta AB, Class B	11,788	158,499
Investor AB, Class B	1,119	51,565
Nordea Bank AB	6,154	66,959
Sandvik AB	25,084	444,094
Skandinaviska Enskilda Banken AB, Class A	15,925	177,533
SKF AB, Class B	1,115	21,940
SSAB AB, Class A	21,284	106,831
Swedbank AB, Class A	1,265	31,286
Swedish Match AB	3,607	184,373
Swedish Orphan Biovitrum AB *	14,091	412,025
Volvo AB, Class B	26,112	460,537

		2,491,207

Switzerland - 10.0%
Adecco Group AG (Registered)	9,423	495,342
Bucher Industries AG (Registered)	368	118,491
Coca-Cola HBC AG *	2,625	89,432
GAM Holding AG *	37,984	270,091
Georg Fischer AG (Registered)	259	293,361
Helvetia Holding AG (Registered)	51	31,067
Idorsia Ltd. *	1,300	32,685
IWG plc	49,429	156,215
Nestle SA (Registered) (a)	8,425	701,269
Novartis AG (Registered) (a)	11,339	976,044
OC Oerlikon Corp. AG (Registered) *	6,246	85,837
Partners Group Holding AG	42	33,294
Roche Holding AG (a)	6,272	1,516,665
Sonova Holding AG (Registered)	2,753	546,383
STMicroelectronics NV (a)	37,078	679,335
STMicroelectronics NV	516	9,444
Swatch Group AG (The)	573	227,730
Swiss Life Holding AG (Registered) *	539	204,373
Temenos AG (Registered) *	1,865	303,757

INVESTMENTS	SHARES	VALUE
Switzerland - 10.0% (continued)
Zurich Insurance Group AG	917	$289,135

		7,059,950

United Kingdom - 15.2%
Ashtead Group plc	3,874	122,915
Associated British Foods plc	5,481	163,583
BAE Systems plc	2,601	21,328
Balfour Beatty plc	5,647	20,145
Barclays plc	182,453	404,685
BBA Aviation plc	24,202	94,734
Bellway plc	3,678	144,350
Berkeley Group Holdings plc	8,081	387,134
BP plc	130,012	996,509
British Land Co. plc (The), REIT	4,014	32,285
BT Group plc	184,106	540,415
BTG plc *	8,512	61,135
Burberry Group plc	36,772	965,606
Close Brothers Group plc	6,072	125,146
Dialog Semiconductor plc *	4,550	99,577
Direct Line Insurance Group plc	9,033	38,126
Dixons Carphone plc	135,077	297,770
Drax Group plc	19,986	101,041
Fiat Chrysler Automobiles NV *	15,665	273,965
GlaxoSmithKline plc	2,806	56,274
Hammerson plc, REIT	7,915	47,095
Hays plc	40,236	106,809
Howden Joinery Group plc	4,066	24,830
HSBC Holdings plc	25,624	223,579
Inchcape plc	26,236	228,447
Intermediate Capital Group plc	2,649	37,572
International Consolidated Airlines Group SA	2,435	20,933
JD Sports Fashion plc	44,779	267,592
Just Eat plc *	23,128	201,852
Land Securities Group plc, REIT	4,815	55,440
Lloyds Banking Group plc	496,412	381,785
London Stock Exchange Group plc	925	55,275
Man Group plc	167,014	383,124
Meggitt plc	17,481	129,061
Melrose Industries plc	12,830	33,398
Mondi plc	936	25,627
Moneysupermarket.com Group plc	99,200	360,964
Next plc	956	68,417
Persimmon plc	7,972	245,437
Playtech plc	6,304	40,009
Provident Financial plc *	3,493	27,480
RELX plc *	4,136	86,894
RELX plc	5,134	108,002
Royal Bank of Scotland Group plc	95,193	308,435
Royal Mail plc	45,112	280,434
Segro plc, REIT	5,458	45,418
Sky plc	4,482	100,995
Smith & Nephew plc	28,202	514,536
Spectris plc	4,013	123,952
Standard Life Aberdeen plc	76,885	306,358
Tate & Lyle plc	3,513	31,239
Taylor Wimpey plc	26,198	58,558
Thomas Cook Group plc	134,344	101,250
Unilever plc	5,326	292,579

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
United Kingdom - 15.2% (continued)
Vodafone Group plc	52,292	$112,042
WH Smith plc	2,855	76,657
William Hill plc	104,916	344,754

		10,803,552

United States - 0.4%
Shire plc	4,253	256,949

TOTAL COMMON STOCKS (Cost $90,334,757)		88,468,539

SHORT-TERM INVESTMENTS - 2.5%

Investment Companies - 2.5%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.97% (1)(c)	3,381	3,381
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.96% (1)(c)	13,524	13,524
Limited Purpose Cash Investment Fund, 2.06% (1)(c)	1,733,564	1,733,392
UBS Select Treasury Preferred Fund, Class I, 1.97% (1)(c)	16,905	16,905

TOTAL SHORT-TERM INVESTMENTS (Cost $1,767,202)		1,767,202

TOTAL LONG POSITIONS (Cost $92,101,959)		90,235,741

SHORT POSITIONS - (29.2)%

COMMON STOCKS - (29.2)%

Australia - (3.1)%
APA Group	(9,205)	(66,381)
Challenger Ltd.	(60,767)	(491,689)
Fortescue Metals Group Ltd.	(97,966)	(277,609)
Healthscope Ltd.	(26,578)	(40,318)
Magellan Financial Group Ltd.	(8,601)	(171,952)
SEEK Ltd.	(35,791)	(535,902)
Tabcorp Holdings Ltd.	(29,798)	(104,838)
TPG Telecom Ltd.	(37,786)	(233,082)
Transurban Group	(2,492)	(20,196)
Vocus Group Ltd. *	(102,320)	(242,319)

		(2,184,286)

Austria - (0.3)%
ams AG *	(3,340)	(187,991)

Belgium - (0.5)%
Telenet Group Holding NV *	(5,966)	(328,721)

Colombia - (0.2)%
Millicom International Cellular SA, SDR	(2,447)	(140,338)

Denmark - (1.9)%
AP Moller - Maersk A/S, Class B	(661)	(928,619)
Chr Hansen Holding A/S	(658)	(66,712)
Genmab A/S *	(867)	(136,182)
ISS A/S	(795)	(27,931)
Pandora A/S	(988)	(61,624)

INVESTMENTS	SHARES	VALUE

Denmark - (1.9)% (continued)
Vestas Wind Systems A/S	(2,116)	$(142,949)

		(1,364,017)

Finland - (0.7)%
Huhtamaki OYJ	(5,747)	(184,095)
Outokumpu OYJ	(54,611)	(320,265)

		(504,360)

France - (3.2)%
Air France-KLM *	(47,391)	(493,924)
Bollore SA	(17,810)	(76,929)
Elior Group SA (b)	(3,782)	(58,564)
Iliad SA	(4,263)	(556,848)
Ingenico Group SA	(3,516)	(267,326)
SPIE SA	(1,780)	(35,449)
Suez	(28,204)	(401,199)
Technicolor SA (Registered) *	(98,431)	(118,002)
Valeo SA	(6,222)	(269,418)

		(2,277,659)

Germany - (2.0)%
1&1 Drillisch AG	(2,799)	(136,065)
Daimler AG (Registered)	(4,644)	(292,675)
Delivery Hero SE *(b)	(378)	(18,151)
Deutsche Bank AG (Registered)	(37,618)	(428,459)
Fraport AG Frankfurt Airport Services Worldwide	(261)	(23,042)
GEA Group AG	(2,153)	(76,634)
OSRAM Licht AG	(1,292)	(51,301)
Sartorius AG (Preference)	(342)	(55,435)
thyssenkrupp AG	(12,793)	(322,722)
Zalando SE *(b)	(474)	(18,419)

		(1,422,903)

Ireland - (0.4)%
James Hardie Industries plc, CHESS	(16,771)	(254,038)

Italy - (2.5)%
Banco BPM SpA *	(99,814)	(245,117)
Brembo SpA	(19,509)	(255,099)
Buzzi Unicem SpA	(8,487)	(175,981)
Davide Campari-Milano SpA	(13,558)	(115,456)
Leonardo SpA	(30,567)	(367,392)
Pirelli & C SpA *(b)	(14,842)	(124,357)
Recordati SpA	(5,479)	(185,266)
Unione di Banche Italiane SpA	(69,679)	(278,849)

		(1,747,517)

Japan - (5.3)%
Acom Co. Ltd.	(7,600)	(30,640)
Bank of Kyoto Ltd. (The)	(3,300)	(172,249)
Calbee, Inc.	(1,300)	(42,804)
Chugoku Electric Power Co., Inc. (The)	(10,900)	(140,075)
Denso Corp.	(3,700)	(195,464)
Hitachi Metals Ltd.	(21,000)	(260,042)
Hokuriku Electric Power Co. *	(40,400)	(413,899)
Kansai Paint Co. Ltd.	(6,400)	(117,953)
Keikyu Corp.	(22,000)	(400,970)
Kyushu Electric Power Co., Inc.	(2,200)	(26,591)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Japan - (5.3)% (continued)
LINE Corp. *	(4,900)	$(206,437)
Marui Group Co. Ltd.	(8,200)	(202,326)
Nagoya Railroad Co. Ltd.	(900)	(22,288)
Nifco, Inc.	(2,600)	(69,910)
Nippon Paint Holdings Co. Ltd.	(5,700)	(212,759)
Odakyu Electric Railway Co. Ltd.	(6,000)	(141,941)
Ricoh Co. Ltd.	(12,200)	(131,084)
Sawai Pharmaceutical Co. Ltd.	(400)	(21,593)
Seven Bank Ltd.	(10,700)	(33,794)
Sony Financial Holdings, Inc.	(1,100)	(24,257)
Sosei Group Corp. *	(14,700)	(177,354)
Suzuki Motor Corp.	(2,000)	(114,622)
Toho Gas Co. Ltd.	(1,600)	(60,875)
Toray Industries, Inc.	(40,800)	(306,124)
Toyota Industries Corp.	(700)	(41,431)
Yokohama Rubber Co. Ltd. (The)	(6,500)	(140,102)

		(3,707,584)

Luxembourg - (0.6)%
Eurofins Scientific SE	(366)	(208,229)
Tenaris SA	(14,389)	(240,979)

		(449,208)

Netherlands - (1.4)%
ABN AMRO Group NV, CVA (b)	(3,751)	(102,155)
ALTICE EUROPE NV *	(35,075)	(94,601)
Boskalis Westminster	(9,623)	(303,014)
Koninklijke KPN NV	(15,940)	(42,050)
Koninklijke Vopak NV	(1,115)	(54,932)
OCI NV *	(9,171)	(293,195)
SBM Offshore NV	(4,302)	(77,659)

		(967,606)

Norway - (0.7)%
Gjensidige Forsikring ASA	(4,570)	(77,023)
Schibsted ASA, Class A	(783)	(29,392)
Yara International ASA	(8,421)	(413,288)

		(519,703)

Portugal - 0.0% (d)
NOS SGPS SA	(3,933)	(23,556)

Spain - (1.2)%
Bankia SA	(69,384)	(270,855)
Cellnex Telecom SA (b)	(19,824)	(519,929)
Distribuidora Internacional de Alimentacion SA	(38,478)	(89,181)

		(879,965)

Sweden - (0.6)%
Getinge AB, Class B	(17,288)	(198,541)
Saab AB, Class B	(3,134)	(157,606)
Tele2 AB, Class B	(7,955)	(95,606)

		(451,753)

United Kingdom - (4.4)%
Babcock International Group plc	(9,141)	(86,089)
ConvaTec Group plc (b)	(112,432)	(340,182)
Greene King plc	(8,226)	(52,525)
John Wood Group plc	(80,845)	(811,100)

INVESTMENTS	SHARES	VALUE
United Kingdom - (4.4)% (continued)
Merlin Entertainments plc (b)	(65,028)	$(339,132)
Metro Bank plc *	(966)	(37,398)
Micro Focus International plc	(22,181)	(412,497)
Pennon Group plc	(5,811)	(54,006)
Severn Trent plc	(12,976)	(312,785)
Subsea 7 SA	(11,917)	(175,751)
United Utilities Group plc	(52,825)	(484,930)

		(3,106,395)

United States - (0.2)%
QIAGEN NV *	(3,243)	(122,821)

TOTAL COMMON STOCKS (Proceeds $(21,356,798))		(20,640,421)

TOTAL SHORT POSITIONS (Proceeds $(21,356,798))		(20,640,421)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 98.6% (Cost $70,745,161)		69,595,320

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4% (e)		985,719

NET ASSETS - 100.0%		$70,581,039

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$(300,833)	(0.4)%
Consumer Discretionary	10,062,454	14.3
Consumer Staples	4,177,192	5.9
Energy	7,518,237	10.7
Financials	8,977,473	12.7
Health Care	11,893,959	16.9
Industrials	9,000,110	12.7
Information Technology	7,705,804	10.9
Materials	5,356,988	7.6
Real Estate	2,630,214	3.7
Utilities	806,520	1.1
Short-Term Investments	1,767,202	2.5

Total Investments In Securities At Value	69,595,320	98.6
Other Assets in Excess of Liabilities (e)	985,719	1.4

Net Assets	$70,581,039	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $22,821,449.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2018 amounted to $234,069, which represents approximately 0.33% of net assets of the fund.

(c)	Represents 7-day effective yield as of September 30, 2018.
(d)	Represents less than 0.05% of net assets.
(e)	Includes appreciation/(depreciation) on futures contracts.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

CHESS - Clearing House Electronic Subregister System Depository Interest

CVA - Dutch Certification

FDR - Fiduciary Depositary Receipt

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

SDR - Swedish Depositary Receipt

Futures contracts outstanding as of September 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index	15	12/2018	USD	$1,481,625	$15,643

					$15,643

USD	- United States Dollar

Collateral pledged to, or (received from), each counterparty at September 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$47,017	$47,017

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 71.2%

Brazil - 7.6%
Braskem SA (Preference), Class A (1)	14,200	$204,919
Cia Brasileira de Distribuicao (Preference) (1)*	600	12,924
Embraer SA, ADR (1)	1,320	25,859
IRB Brasil Resseguros S/A (1)	1,000	16,380
Odontoprev SA (1)	12,400	39,301
Petrobras Distribuidora SA (1)	13,200	63,638
Petroleo Brasileiro SA (Preference) (1)*	71,400	373,040
Porto Seguro SA (1)	6,000	88,368
Sul America SA (1)	18,540	119,130
Suzano Papel e Celulose SA (1)	67,100	797,348
TIM Participacoes SA, ADR (1)	11,588	167,910
Vale SA, ADR (1)	63,869	947,816

		2,856,633

Chile - 1.6%
Banco de Chile, ADR (1)	1,653	150,505
Banco de Credito e Inversiones SA	288	19,480
Banco Santander Chile, ADR (1)	5,557	177,712
Empresas CMPC SA	24,756	99,908
Empresas COPEC SA	4,786	73,938
Enel Americas SA, ADR (1)	2,697	20,848
Enel Chile SA, ADR (1)	8,670	43,437
Itau CorpBanca	1,781,511	18,344

		604,172

China - 7.5%
58.com, Inc., ADR (1)*	858	63,149
Alibaba Group Holding Ltd., ADR (1)*	8,250	1,359,269
Autohome, Inc., ADR (1)	520	40,253
Baidu, Inc., ADR (1)*	1,949	445,697
Ctrip.com International Ltd., ADR (1)*	3,695	137,343
Huazhu Group Ltd., ADR (1)	1,296	41,861
JD.com, Inc., ADR (1)*	6,072	158,418
Momo, Inc., ADR (1)*	1,127	49,363
NetEase, Inc., ADR (1)	549	125,309
New Oriental Education & Technology Group, Inc., ADR (1)*	1,251	92,587
SINA Corp. (1)*	568	39,465
TAL Education Group, ADR (1)*	2,653	68,209
Vipshop Holdings Ltd., ADR (1)*	3,741	23,344
Weibo Corp., ADR (1)*	222	16,235
Yum China Holdings, Inc. (1)	3,591	126,080

		2,786,582

Hungary - 0.2%
MOL Hungarian Oil & Gas plc	4,222	45,475
OTP Bank Nyrt	853	31,611

		77,086

India - 6.4%
Dr Reddy’s Laboratories Ltd., ADR (1)	7,816	270,434
ICICI Bank Ltd., ADR (1)	34,404	292,090
Infosys Ltd., ADR (1)	84,546	859,833
Tata Motors Ltd., ADR (1)*	10,188	156,488
Vedanta Ltd., ADR (1)	16,413	210,086
Wipro Ltd., ADR (1)	113,916	593,502

		2,382,433

INVESTMENTS	SHARES	VALUE
Indonesia - 2.6%
Adaro Energy Tbk. PT	3,269,200	$402,255
Bank Central Asia Tbk. PT	70,500	114,192
Bank Mandiri Persero Tbk. PT	62,200	28,028
Bank Negara Indonesia Persero Tbk. PT	343,200	170,430
Indah Kiat Pulp & Paper Corp. Tbk. PT	14,600	16,988
Perusahaan Gas Negara Persero Tbk.	246,500	37,183
United Tractors Tbk. PT	98,200	217,418

		986,494

Peru - 0.3%
Credicorp Ltd. (1)	441	98,378
Southern Copper Corp. (1)	529	22,821

		121,199

Philippines - 0.6%
Ayala Corp.	610	10,475
Ayala Land, Inc.	64,900	48,107
Jollibee Foods Corp.	17,050	81,067
Metro Pacific Investments Corp.	109,100	9,583
SM Investments Corp.	1,000	16,725
SM Prime Holdings, Inc.	97,800	65,444

		231,401

Poland - 1.5%
Alior Bank SA *	893	15,240
CD Projekt SA *	293	14,876
Jastrzebska Spolka Weglowa SA *	14,919	268,424
LPP SA	26	60,825
PGE Polska Grupa Energetyczna SA *	65,135	168,353
Polskie Gornictwo Naftowe i Gazownictwo SA *	16,739	29,382

		557,100

Qatar - 0.6%
Industries Qatar QSC	1,440	49,461
Qatar National Bank QPSC	3,516	171,468

		220,929

Romania - 0.1%
NEPI Rockcastle plc	4,687	42,463
New Europe Property Investments plc (3)*(a)	246	—

		42,463

South Africa - 4.9%
Anglo American Platinum Ltd.	1,167	38,153
Bid Corp. Ltd.	3,200	66,699
Exxaro Resources Ltd.	61,201	629,165
Gold Fields Ltd., ADR (1)	9,363	22,658
Growthpoint Properties Ltd., REIT	45,523	74,699
MMI Holdings Ltd. *	32,169	39,453
Mr Price Group Ltd.	27,891	449,811
Naspers Ltd., Class N	1,239	266,817
Netcare Ltd.	56,601	96,727
Pick n Pay Stores Ltd.	5,328	25,926
Redefine Properties Ltd., REIT	73,102	51,773
Remgro Ltd.	4,935	68,776
RMB Holdings Ltd.	2,038	11,394

		1,842,051

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
South Korea - 24.8%
BGF retail Co. Ltd.	8	$1,483
BNK Financial Group, Inc.	19,118	148,188
Daelim Industrial Co. Ltd.	1,574	117,213
DB Insurance Co. Ltd.	1,170	76,783
DGB Financial Group, Inc.	1,374	12,570
Doosan Bobcat, Inc.	644	23,455
Hana Financial Group, Inc.	8,512	341,781
Hanwha Corp.	6,060	179,222
Hanwha Life Insurance Co. Ltd.	35,381	168,739
HDC Hyundai Development Co.-Engineering & Construction *	263	12,065
Hotel Shilla Co. Ltd.	2,585	252,769
Hyundai Department Store Co. Ltd.	2,381	213,370
Hyundai Marine & Fire Insurance Co. Ltd.	2,213	83,654
Korea Investment Holdings Co. Ltd.	5,747	394,083
KT Corp., ADR (1)	11,280	167,508
Kumho Petrochemical Co. Ltd.	758	67,301
LG Corp.	7,942	519,844
LG Electronics, Inc.	1,214	77,685
Lotte Chemical Corp.	492	123,299
Lotte Shopping Co. Ltd.	1,603	302,933
Medy-Tox, Inc.	356	198,711
NCSoft Corp.	882	351,895
OCI Co. Ltd.	1,440	142,772
POSCO	586	155,552
Posco Daewoo Corp.	4,883	92,133
Samsung Electro-Mechanics Co. Ltd.	1,040	130,259
Samsung Electronics Co. Ltd.	64,227	2,687,955
Samsung SDS Co. Ltd.	2,948	613,814
Shinsegae, Inc.	174	56,885
SK Hynix, Inc.	19,250	1,273,539
SK Innovation Co. Ltd.	1,495	289,791

		9,277,251

Taiwan - 11.7%
Catcher Technology Co. Ltd.	51,000	560,637
China Airlines Ltd.	379,000	114,796
China Development Financial Holding Corp.	1,014,000	378,337
China Life Insurance Co. Ltd.	37,280	37,485
CTBC Financial Holding Co. Ltd.	312,000	234,910
E.Sun Financial Holding Co. Ltd.	148,250	109,457
Eva Airways Corp.	196,350	95,478
First Financial Holding Co. Ltd.	326,472	222,339
Formosa Chemicals & Fibre Corp.	17,000	71,241
Globalwafers Co. Ltd.	24,000	264,481
Hiwin Technologies Corp.	15,690	129,638
Nanya Technology Corp.	120,000	229,151
Novatek Microelectronics Corp.	10,000	49,349
Phison Electronics Corp.	2,000	15,940
President Chain Store Corp.	2,000	23,481
Realtek Semiconductor Corp. *	25,000	111,407
Shin Kong Financial Holding Co. Ltd.	338,809	132,503
SinoPac Financial Holdings Co. Ltd.	42,840	15,639
Taiwan Cooperative Financial Holding Co. Ltd.	20,600	12,547
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	34,420	1,519,986
Uni-President Enterprises Corp.	16,000	41,744

		4,370,546

INVESTMENTS	SHARES	VALUE
United Arab Emirates - 0.5%
Emaar Properties PJSC	37,388	$50,400
Emirates Telecommunications Group Co. PJSC	16,258	73,915
First Abu Dhabi Bank PJSC	11,250	43,900

		168,215

United Kingdom - 0.3%
Mondi Ltd.	3,434	94,304

TOTAL COMMON STOCKS (Cost $27,343,618)		26,618,859

SHORT-TERM INVESTMENTS - 26.7%

Investment Companies - 26.7%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 2.00% (1)(b)(c)	6,595,297	6,595,297
Limited Purpose Cash Investment Fund, 2.06% (1)(b)	3,370,314	3,369,977

TOTAL SHORT-TERM INVESTMENTS (Cost $9,965,038)		9,965,274

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 97.9% (Cost $37,308,656)		36,584,133

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.1% (d)		785,037

NET ASSETS - 100.0%		$37,369,170

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$1,822,392	4.9%
Consumer Discretionary	3,722,581	10.0
Consumer Staples	172,257	0.4
Energy	2,060,461	5.5
Financials	4,063,953	10.9
Health Care	605,174	1.6
Industrials	1,375,889	3.7
Information Technology	8,909,855	23.8
Materials	3,283,590	8.8
Real Estate	332,887	0.9
Utilities	269,820	0.7
Short-Term Investments	9,965,274	26.7

Total Investments In Securities At Value	36,584,133	97.9
Other Assets in Excess of Liabilities (d)	785,037	2.1

Net Assets	$37,369,170	100.0%

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

*	Non-income producing security.
(a)

Security fair valued as of September 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2018 amounted to $0, which represents approximately 0.00% of net assets of the fund.

(b)	Represents 7-day effective yield as of September 30, 2018.
(c)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(d)	Includes appreciation/(depreciation) on futures contracts and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

ADR - American Depositary Receipt

PJSC - Public Joint Stock Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

Futures contracts outstanding as of September 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index	19	12/2018	USD	$997,215	$14,479

					$14,479

USD - United States Dollar

Total Return Basket Swaps Outstanding at September 30, 2018

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Warsaw Interbank Effective Rate plus or minus a specified spread (-0.70% to -0.40%), which is denominated in PLN based on the local currencies of the positions within the swap.	53-61 months maturity ranging from 02/06/2023-08/02/2023	$151,760	$6,275	$1,276	$7,551

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Johannesburg Interbank Agreed Rate plus or minus a specified spread (-0.75%), which is denominated in ZAR based on the local currencies of the positions within the swap.	50-61 months maturity ranging from 10/18/2022-09/13/2023	$107,765	$13,550	$51,301	$64,851

JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR or Federal Funds Floating Rate plus or minus a specified spread (-3.25% to 0.75%), which is denominated in USD based on the local currencies of the positions within the swap.	40-61 months maturity ranging from 12/20/2021-09/14/2023	$9,956,817	$543,853	$27,762	$571,615

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
China
Bank of China Ltd.	174,600	$94,394	$5,234	0.9%
Bank of Communications Co. Ltd.	40,413	34,303	1,746	0.3
Jiangsu Hengrui Medicine Co. Ltd.	8,000	73,827	(8,789)	(1.5)

India
Axis Bank Ltd.	3,120	131,964	2,956	0.5
Larsen & Toubro Ltd.	8,914	154,656	(27,962)	(4.9)
Reliance Industries Ltd.	13,394	460,873	79,385	13.9
State Bank of India	3,621	133,692	(15,116)	(2.6)

Malaysia
AirAsia Bhd.	85,000	64,883	(20,128)	(3.5)
Hartalega Holdings Bhd.	15,200	24,300	(2,994)	(0.5)
Hong Leong Bank Bhd.	13,100	65,150	3,627	0.6
Malayan Banking Bhd.	52,400	123,933	(19,232)	(3.4)
Malaysia Airports Holdings Bhd.	152,800	328,502	(13,113)	(2.3)
My EG Services Bhd.	707,600	298,969	110,599	19.3
Public Bank Bhd.	26,100	157,638	4,937	0.9
Top Glove Corp. Bhd.	70,700	182,020	(3,349)	(0.6)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE

Russia
Gazprom PJSC, ADR	40,385	$201,522	$4,360	0.8%
LUKOIL PJSC, ADR	3,338	255,602	36,210	6.3
Novatek PJSC	634	116,283	29,199	5.1
Novolipetsk Steel PJSC	5,508	148,247	5,253	0.9
Rosneft Oil Co. PJSC	11,077	82,765	19,515	3.4
Severstal PJSC	15,633	260,368	4,547	0.8
Surgutneftegas PJSC, ADR	5,639	23,280	(4,114)	(0.7)
Tatneft PJSC, ADR	2,369	180,754	40,043	7.0

Thailand
Bangkok Dusit Medical Services PCL	75,900	59,843	(920)	(0.2)
Bumrungrad Hospital PCL	5,500	31,616	(852)	(0.1)
Central Pattana PCL	10,900	27,975	(763)	(0.1)
Home Product Center PCL	504,400	246,575	19,997	3.5
PTT Exploration & Production PCL	17,800	85,428	8,660	1.5
PTT Global Chemical PCL	102,800	258,327	(37,533)	(6.6)
PTT PCL	71,200	119,530	7,181	1.3
Thai Oil PCL	168,600	461,642	(74,243)	(13.0)

Short Positions

Common Stock
Brazil
B3 SA - Brasil Bolsa Balcao	(2,700)	(15,644)	(1,088)	(0.2)
BRF SA	(137,000)	(745,290)	9,655	1.7

Mexico
Grupo Televisa SAB, ADR	(9,068)	(160,866)	5,928	1.0

Russia
Magnit PJSC	(6,381)	(90,521)	7,077	1.2

South Korea
Amorepacific Corp.	(66)	(15,524)	1,601	0.3
CJ CheilJedang Corp.	(2,262)	(679,901)	11,220	2.0
CJ Corp.	(1,169)	(142,258)	28,740	5.0
CJ Logistics Corp.	(3,004)	(427,831)	(41,681)	(7.3)
GS Retail Co. Ltd.	(7,762)	(269,474)	(16,078)	(2.8)
Hanssem Co. Ltd.	(2,872)	(198,346)	176,040	30.8
Hyundai Heavy Industries Co. Ltd.	(6,321)	(766,153)	(140,589)	(24.6)
Hyundai Motor Co.	(956)	(111,593)	(6,204)	(1.1)
Kakao Corp.	(719)	(77,104)	(2,901)	(0.5)
Korea Aerospace Industries Ltd.	(21,493)	(680,834)	297,980	52.1
Lotte Corp.	(3,099)	(159,531)	(5,767)	(1.0)
Ottogi Corp.	(36)	(24,242)	1,025	0.2
Pan Ocean Co. Ltd.	(61,386)	(289,953)	44,421	7.8
Samsung C&T Corp.	(1,157)	(135,013)	15,270	2.7

Thailand
True Corp. PCL	(210,100)	(39,314)	6,785	1.2

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Mexico Equilibrium Interbank Interest Rate plus or minus a specified spread (0.50%), which is denominated in MXN based on the local currencies of the positions within the swap.	43-55 months maturity ranging from 12/20/2021-08/15/2022	$1,638,712	$311,194	$(4,306)	$306,888

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Mexico
Fibra Uno Administracion SA de CV	41,400	$54,443	$(6,450)	(2.1)%
Mexichem SAB de CV	127,178	437,382	64,216	20.9
Wal-Mart de Mexico SAB de CV	376,343	1,146,887	253,428	82.6

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the HIBOR plus or minus a specified spread (-6.00% to 0.40%), which is denominated in HKD based on the local currencies of the positions within the swap.	40-61 months maturity ranging from 12/20/2021-09/14/2023	$19,572,327	$(973,590)	$21,360	$(952,230)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
China
AAC Technologies Holdings, Inc.	19,500	$201,363	$(154,766)	16.3%
ANTA Sports Products Ltd.	135,000	644,468	(32,130)	3.4
China CITIC Bank Corp. Ltd.	131,000	83,655	4,833	(0.5)
China Construction Bank Corp.	887,000	775,327	(174,080)	18.3
China Evergrande Group	38,000	106,092	(8,160)	0.9
China Longyuan Power Group Corp. Ltd.	95,000	79,999	1,985	(0.2)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
China (continued)
China Medical System Holdings Ltd.	71,000	$98,866	$(30,957)	3.3%
China Mengniu Dairy Co. Ltd.	39,000	129,652	6,910	(0.7)
China Mobile Ltd.	52,000	511,256	34,815	(3.7)
China National Building Material Co. Ltd.	642,000	569,333	(134,677)	14.1
China Overseas Land & Investment Ltd.	40,000	125,237	(17,965)	1.9
China Petroleum & Chemical Corp.	410,000	411,947	34,028	(3.6)
China Resources Cement Holdings Ltd.	676,000	786,141	44,130	(4.6)
China Resources Gas Group Ltd.	32,000	130,129	1,455	(0.2)
China Resources Land Ltd.	30,000	105,123	(7,359)	0.8
China Shenhua Energy Co. Ltd.	128,500	292,654	(40,596)	4.3
CNOOC Ltd.	484,000	958,382	174,564	(18.3)
Country Garden Holdings Co. Ltd.	104,000	131,059	(48,185)	5.1
CSPC Pharmaceutical Group Ltd.	446,000	943,394	(248,187)	26.1
Far East Horizon Ltd.	88,000	83,929	(3,941)	0.4
Fosun International Ltd.	101,500	178,849	(33,938)	3.6
Haitian International Holdings Ltd.	109,000	242,578	(62,854)	6.6
Kingdee International Software Group Co. Ltd.	212,000	230,108	(11,576)	1.2
Luye Pharma Group Ltd.	132,500	118,628	(21,265)	2.2
MMG Ltd.	240,000	123,556	(43,408)	4.6
People’s Insurance Co. Group of China Ltd. (The)	366,000	164,016	(21,975)	2.3
PetroChina Co. Ltd.	236,000	191,017	13,627	(1.4)
PICC Property & Casualty Co. Ltd.	109,000	128,284	85,935	(9.0)
Shandong Weigao Group Medical Polymer Co. Ltd.	100,000	98,681	18,652	(2.0)
Sinotruk Hong Kong Ltd.	421,000	918,525	311,789	(32.7)
Sunac China Holdings Ltd.	30,000	91,923	(23,476)	2.5
Sunny Optical Technology Group Co. Ltd.	6,600	76,197	(45,073)	4.7
Tencent Holdings Ltd.	13,900	567,549	(118,208)	12.4
Tingyi Cayman Islands Holding Corp.	94,000	172,605	(806)	0.1
Uni-President China Holdings Ltd.	467,000	497,051	18,304	(1.9)
Yanzhou Coal Mining Co. Ltd.	134,000	154,936	(14,335)	1.5

Hong Kong
Haier Electronics Group Co. Ltd.	278,000	752,642	(218,608)	23.0
Kingboard Laminates Holdings Ltd.	177,000	156,936	(46,728)	4.9
Sino Biopharmaceutical Ltd.	1,146,000	1,065,934	(197,892)	20.8
SSY Group Ltd.	172,000	166,525	(5,122)	0.5

Short Positions

Common Stock
China
Beijing Enterprises Water Group Ltd.	(1,576,000)	(840,190)	5,156	(0.5)
Brilliance China Automotive Holdings Ltd.	(604,000)	(973,933)	69,234	(7.3)
BYD Co. Ltd.	(63,500)	(451,472)	18,424	(1.9)
CGN Power Co. Ltd.	(1,670,000)	(396,253)	47,408	(5.0)
China Galaxy Securities Co. Ltd.	(782,500)	(364,020)	130,097	(13.7)
China International Capital Corp. Ltd.	(70,400)	(129,668)	(4,510)	0.5
China State Construction International Holdings Ltd.	(568,000)	(601,666)	137,625	(14.5)
Lenovo Group Ltd.	(1,452,000)	(1,057,918)	(319,425)	33.5
Semiconductor Manufacturing International Corp.	(186,000)	(200,441)	25,516	(2.7)

Hong Kong
Alibaba Pictures Group Ltd.	(2,330,000)	(318,915)	(18,178)	1.9

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

Schedule of Investments	September 30, 2018

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

Collateral pledged to, or (received from), each counterparty at September 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMC
Investment Companies	$6,595,297	$—	$6,595,297

JPMS
Cash	—	20,476	20,476

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Schedule of Investments

The following reference rates, and their values as of period-end, are used for security descriptions:

Euro Interbank Offered Rate (“EURIBOR”): -0.37%

Federal Fund Floating Rate: 2.18%

Hong Kong Interbank Offered Rate (“HIBOR”): 2.23%

Johannesburg Interbank Agreed Rate: 6.78%

London Interbank Offered Rate (“LIBOR”): 2.26%

Mexico Equilibrium Interbank Interest Rate: 8.12%

Singapore Swap Offered Rate (“SOR”): 1.51%

Stockholm Interbank Offered Rate (“STIBOR”): -0.49%

Warsaw Interbank Effective Rate: 1.54%

The following abbreviations are used for counterparty descriptions:

BARC - Barclays Capital, Inc.

CITG - Citigroup Global Markets, Inc.

GSCO - Goldman Sachs & Co.

GSIN - Goldman Sachs International

JPMC - J.P. Morgan Chase Bank NA

JPMS - J.P. Morgan Securities LLC

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Statements of Assets and Liabilities	September 30, 2018

	AQR LARGE CAP MULTI-STYLE FUND	AQR SMALL CAP MULTI-STYLE FUND	AQR INTERNATIONAL MULTI-STYLE FUND	AQR EMERGING MULTI-STYLE FUND

ASSETS:
Investments in securities of unaffiliated issuers, at cost	$1,462,877,979	$655,041,115	$369,851,718	$265,088,483

Investments in securities of unaffiliated issuers, at value*	$1,902,701,035	$793,492,677	$411,082,909	$309,639,409
Cash	—	16,949	—	8,312
Cash denominated in foreign currencies‡	—	—	1,609,689	993,803
Deposits with brokers for futures contracts	1,755,234	633,844	396,326	194,440
Variation margin on futures contracts	—	36,111	—	—
Receivables:
Securities sold	123,225,380	—	114,266,618	—
Foreign tax reclaims	—	—	1,229,371	—
Dividends	1,337,225	432,503	1,517,564	588,336
Capital shares sold	826,272	230,750	312,195	412,153
Prepaid expenses	50,923	31,370	31,782	30,417
Total Assets	2,029,896,069	794,874,204	530,446,454	311,866,870

LIABILITIES:
Due to custodian	73,946	—	3,279	—
Variation margin on futures contracts	11,268	—	405,808	22,497
Payables:
Securities purchased	47,411,990	—	63,137,706	9,558
Collateral received on securities loaned	11,270,160	48,526,097	—	2,489,424
Accrued investment advisory fees	533,697	313,055	152,497	104,450
Accrued distribution fees—Class N	14,650	1,629	1,420	1,077
Capital shares redeemed	1,153,461	372,039	154,219	84,603
Line of credit (Note 12)	24,000,000	—	47,000,000	—
Other accrued expenses and liabilities	452,296	230,908	184,572	538,005
Total Liabilities	84,921,468	49,443,728	111,039,501	3,249,614
Net Assets	$1,944,974,601	$745,430,476	$419,406,953	$308,617,256

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$1,409,604,374	$542,733,261	$386,260,430	$287,258,862
Total distributable earnings (loss)	535,370,227	202,697,215	33,146,523	21,358,394
Net Assets	$1,944,974,601	$745,430,476	$419,406,953	$308,617,256

NET ASSETS:
Class I	$507,108,323	$61,690,253	$82,660,697	$34,903,061
Class N	71,104,038	7,795,354	6,891,830	5,311,303
Class R6	1,366,762,240	675,944,869	329,854,426	268,402,892

SHARES OUTSTANDING:
Class I	26,927,588	3,884,358	7,029,983	3,431,269
Class N	3,794,725	492,827	587,720	522,910
Class R6	72,590,387	42,484,766	28,081,392	26,340,267

NET ASSET VALUE:
Class I	$18.83	$15.88	$11.76	$10.17
Class N	$18.74	$15.82	$11.73	$10.16
Class R6	$18.83	$15.91	$11.75	$10.19

* Includes market value of securities out on loan	$11,002,002	$46,920,908	$—	$3,115,254
‡ Cash denominated in foreign currencies at cost	$—	$—	$1,613,213	$987,760

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Statements of Assets and Liabilities	September 30, 2018

	AQR TM LARGE CAP MULTI-STYLE FUND	AQR TM SMALL CAP MULTI-STYLE FUND	AQR TM INTERNATIONAL MULTI-STYLE FUND	AQR TM EMERGING MULTI-STYLE FUND

ASSETS:
Investments in securities of unaffiliated issuers, at cost	$233,132,744	$29,948,710	$161,486,214	$260,365,133

Investments in securities of unaffiliated issuers, at value*	$303,684,112	$36,933,601	$189,616,274	$332,768,162
Cash	8	734	2,965	8,889
Cash denominated in foreign currencies‡	—	—	675,109	1,408,267
Due from broker	3,053	—	—	—
Deposits with brokers for futures contracts	247,752	18,968	237,772	303,885
Variation margin on futures contracts	63,157	1,664	—	—
Receivables:
Securities sold	9,549,092	—	177,688	—
Foreign tax reclaims	—	—	529,912	—
Dividends	207,702	20,885	602,644	652,360
Capital shares sold	98,607	22,611	276,744	29,834
Prepaid expenses	21,538	16,419	19,056	18,701
Total Assets	313,875,021	37,014,882	192,138,164	335,190,098

LIABILITIES:
Variation margin on futures contracts	—	—	41,911	36,351
Payables:
Securities purchased	10,909,089	—	176,889	7,831
Collateral received on securities loaned	1,618,753	2,102,658	52,330	2,394,189
Accrued investment advisory fees	65,420	2,393	55,901	113,310
Accrued distribution fees—Class N	467	1,360	316	340
Capital shares redeemed	91,458	1,723	29,778	14,877
Other accrued expenses and liabilities	110,030	72,087	109,389	612,294
Total Liabilities	12,795,217	2,180,221	466,514	3,179,192
Net Assets	$301,079,804	$34,834,661	$191,671,650	$332,010,906

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$227,935,306	$26,762,587	$166,308,877	$265,624,963
Total distributable earnings (loss)	73,144,498	8,072,074	25,362,773	66,385,943
Net Assets	$301,079,804	$34,834,661	$191,671,650	$332,010,906

NET ASSETS:
Class I	$87,555,999	$25,754,716	$28,703,272	$17,266,544
Class N	2,295,000	6,512,369	1,546,147	1,674,714
Class R6	211,228,805	2,567,576	161,422,231	313,069,648

SHARES OUTSTANDING:
Class I	6,377,943	1,995,387	2,596,584	1,632,300
Class N	167,713	506,568	140,413	158,387
Class R6	15,366,286	198,460	14,573,362	29,565,703

NET ASSET VALUE:
Class I	$13.73	$12.91	$11.05	$10.58
Class N	$13.68	$12.86	$11.01	$10.57
Class R6	$13.75	$12.94	$11.08	$10.59

* Includes market value of securities out on loan	$2,729,408	$2,030,699	$50,138	$2,998,511
‡ Cash denominated in foreign currencies at cost	$—	$—	$676,311	$1,402,274

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Statements of Assets and Liabilities	September 30, 2018

	AQR LARGE CAP MOMENTUM STYLE FUND	AQR SMALL CAP MOMENTUM STYLE FUND	AQR INTERNATIONAL MOMENTUM STYLE FUND	AQR EMERGING MOMENTUM STYLE FUND

ASSETS:
Investments in securities of unaffiliated issuers, at cost	$849,233,088	$301,214,150	$391,272,698	$10,489,524

Investments in securities of unaffiliated issuers, at value*	$1,184,442,197	$393,931,430	$451,198,844	$12,469,015
Cash	—	1,195	36,094	1,433
Cash denominated in foreign currencies‡	406	—	1,479,328	31,722
Deposits with brokers for futures contracts	956,761	19,150	603,986	—
Variation margin on futures contracts	—	1,233	—	—
Receivables:
Securities sold	—	—	431,043	9,321
Foreign tax reclaims	—	—	1,002,326	—
Dividends	458,056	163,058	1,260,862	25,668
Capital shares sold	956,248	121,912	433,961	24,051
Due from Investment Adviser	—	—	—	4,519
Prepaid expenses	41,027	30,166	32,398	25,581
Total Assets	1,186,854,695	394,268,144	456,478,842	12,591,310

LIABILITIES:
Variation margin on futures contracts	6,236	—	107,879	—
Payables:
Securities purchased	—	—	429,570	9,472
Collateral received on securities loaned	14,715,208	22,908,891	2,426,324	81,466
Accrued investment advisory fees	251,129	141,689	128,303	—
Accrued distribution fees—Class N	15,827	582	8,185	233
Capital shares redeemed	5,656,727	367,034	84,474	4,174
Other accrued expenses and liabilities	399,914	187,901	220,930	102,648
Total Liabilities	21,045,041	23,606,097	3,405,665	197,993
Net Assets	$1,165,809,654	$370,662,047	$453,073,177	$12,393,317

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$747,054,928	$223,638,677	$397,491,307	$11,397,302
Total distributable earnings (loss)	418,754,726	147,023,370	55,581,870	996,015
Net Assets	$1,165,809,654	$370,662,047	$453,073,177	$12,393,317

NET ASSETS:
Class I	$986,457,883	$346,665,402	$348,643,668	$8,935,163
Class N	77,380,907	2,834,704	40,451,768	1,147,588
Class R6	101,970,864	21,161,941	63,977,741	2,310,566

SHARES OUTSTANDING:
Class I	39,475,038	12,775,107	22,041,901	862,744
Class N	3,100,311	104,431	2,564,776	110,889
Class R6	4,088,262	780,973	4,048,617	222,785

NET ASSET VALUE:
Class I	$24.99	$27.14	$15.82	$10.36
Class N	$24.96	$27.14	$15.77	$10.35
Class R6	$24.94	$27.10	$15.80	$10.37

* Includes market value of securities out on loan	$31,122,264	$22,135,678	$2,424,445	$88,670
‡ Cash denominated in foreign currencies at cost	$425	$—	$1,483,195	$31,560

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Statements of Assets and Liabilities	September 30, 2018

	AQR TM LARGE CAP MOMENTUM STYLE FUND	AQR TM SMALL CAP MOMENTUM STYLE FUND	AQR TM INTERNATIONAL MOMENTUM STYLE FUND	AQR LARGE CAP DEFENSIVE STYLE FUND

ASSETS:
Investments in securities of unaffiliated issuers, at cost	$145,891,335	$60,408,522	$112,836,740	$1,678,161,991

Investments in securities of unaffiliated issuers, at value*	$230,901,202	$77,464,362	$129,888,022	$2,122,122,000
Cash	—	—	10,823	—
Cash denominated in foreign currencies‡	—	—	401,157	—
Deposits with brokers for futures contracts	197,501	53,262	173,322	2,580,017
Variation margin on futures contracts	—	3,453	—	—
Receivables:
Securities sold	—	—	88,229	—
Foreign tax reclaims	—	—	284,116	—
Dividends	112,527	27,674	319,792	1,783,702
Capital shares sold	5,066	1,132	23,446	3,678,035
Prepaid expenses	21,397	20,865	22,175	61,473
Total Assets	231,237,693	77,570,748	131,211,082	2,130,225,227

LIABILITIES:
Variation margin on futures contracts	1,148	—	30,894	682,632
Payables:
Securities purchased	—	—	87,849	—
Collateral received on securities loaned	2,617,030	8,721,842	1,478,496	6,537,627
Accrued investment advisory fees	39,910	15,317	19,789	409,108
Accrued distribution fees—Class N	2,760	1,184	1,582	60,221
Capital shares redeemed	60,100	8,386	368,151	1,031,048
Other accrued expenses and liabilities	105,183	75,590	104,854	589,236
Total Liabilities	2,826,131	8,822,319	2,091,615	9,309,872
Net Assets	$228,411,562	$68,748,429	$129,119,467	$2,120,915,355

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$143,358,463	$47,438,780	$122,814,861	$1,650,414,274
Total distributable earnings (loss)	85,053,099	21,309,649	6,304,606	470,501,081
Net Assets	$228,411,562	$68,748,429	$129,119,467	$2,120,915,355

NET ASSETS:
Class I	$112,850,666	$62,799,896	$58,512,210	$1,502,430,635
Class N	13,547,881	5,720,340	7,817,498	309,273,945
Class R6	102,013,015	228,193	62,789,759	309,210,775

SHARES OUTSTANDING:
Class I	4,686,066	2,783,889	4,221,232	70,944,959
Class N	566,003	255,490	567,899	14,651,012
Class R6	4,240,403	10,115	4,539,868	14,618,977

NET ASSET VALUE:
Class I	$24.08	$22.56	$13.86	$21.18
Class N	$23.94	$22.39	$13.77	$21.11
Class R6	$24.06	$22.56	$13.83	$21.15

* Includes market value of securities out on loan	$5,184,280	$8,434,961	$1,405,879	$22,109,794
‡ Cash denominated in foreign currencies at cost	$—	$—	$401,085	$—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Statements of Assets and Liabilities	September 30, 2018

	AQR INTERNATIONAL DEFENSIVE STYLE FUND	AQR EMERGING DEFENSIVE STYLE FUND	AQR GLOBAL EQUITY FUND	AQR INTERNATIONAL EQUITY FUND

ASSETS:
Investments in securities of unaffiliated issuers, at cost	$187,298,097	$79,167,762	$324,238,390	$408,076,410

Investments in securities of unaffiliated issuers, at value	$208,765,326	$87,043,767	$366,936,971	$437,433,906
Cash	8,255	20,631	278,186	421,342
Cash denominated in foreign currencies‡	709,334	273,713	1,474,101	1,554,145
Unrealized appreciation on forward foreign currency exchange contracts	—	—	1,967,768	1,758,065
Unrealized appreciation on OTC swaps	—	—	1,294,075	861,853
Due from broker	—	—	—	23,535
Deposits with brokers for futures contracts	396,410	195,056	4,297,047	6,810,823
Variation margin on futures contracts	—	—	40,409	662,493
Receivables:
Securities sold	113,412	—	576,305	641,988
Foreign tax reclaims	325,140	5,257	457,020	1,931,886
Dividends	792,188	113,042	492,005	1,182,617
Capital shares sold	210,167	457,851	307,736	300,049
Due from custodian	—	—	—	522,194
Prepaid expenses	28,787	23,836	20,703	38,264
Total Assets	211,349,019	88,133,153	378,142,326	454,143,160

LIABILITIES:
Due to broker	—	—	65,321	20,810
Unrealized depreciation on forward foreign currency exchange contracts	—	—	2,413,125	2,039,425
Unrealized depreciation on OTC swaps	—	—	196,937	696,937
Variation margin on futures contracts	70,240	23,202	—	—
Payables:
Securities purchased	113,560	2,091	575,062	1,162,393
Collateral received on securities loaned	3,863,336	1,225,254	—	261,851
Accrued investment advisory fees	53,391	14,884	172,234	214,205
Accrued distribution fees—Class N	857	2,009	414	2,528
Capital shares redeemed	177,458	24,785	4,800	97,890
Other accrued expenses and liabilities	131,592	174,782	214,977	306,282
Total Liabilities	4,410,434	1,467,007	3,642,870	4,802,321
Net Assets	$206,938,585	$86,666,146	$374,499,456	$449,340,839

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$181,876,321	$89,104,118	$327,939,796	$416,522,850
Total distributable earnings (loss)	25,062,264	(2,437,972)	46,559,660	32,817,989
Net Assets	$206,938,585	$86,666,146	$374,499,456	$449,340,839

NET ASSETS:
Class I	$173,931,950	$76,490,984	$198,953,621	$391,508,688
Class N	4,265,619	9,977,482	2,120,536	13,090,228
Class R6	28,741,016	197,680	173,425,299	44,741,923

SHARES OUTSTANDING:
Class I	12,996,510	7,937,988	21,833,772	37,314,673
Class N	311,098	1,011,849	234,167	1,219,218
Class R6	2,148,850	20,571	18,868,677	3,993,723

NET ASSET VALUE:
Class I	$13.38	$9.64	$9.11	$10.49
Class N	$13.71	$9.86	$9.06	$10.74
Class R6	$13.38	$9.61	$9.19	$11.20

* Includes market value of securities out on loan	$3,590,896	$1,376,799	$—	$114,361
‡ Cash denominated in foreign currencies at cost	$709,481	$271,939	$1,478,929	$1,554,598

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Statements of Assets and Liabilities	September 30, 2018

	AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND	AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND	AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND	AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

ASSETS:
Investments in securities of unaffiliated issuers, at cost	$21,251,477	$3,726,098	$92,101,959	$37,308,656

Investments in securities of unaffiliated issuers, at value	$24,894,694	$4,344,858	$90,235,741	$36,584,133
Cash	250,494	37	90,059	600,423
Cash denominated in foreign currencies‡	—	—	368,405	111,821
Unrealized appreciation on OTC swaps	—	—	—	950,905
Deposits with brokers for futures contracts	—	—	75,024	54,426
Receivables:
Securities sold	—	—	150,373	47,084
Foreign tax reclaims	—	—	72,055	618
Dividends	14,859	2,153	252,016	40,521
Capital shares sold	—	—	341,186	80,052
Due from Investment Adviser	—	4,621	—	4,131
Prepaid expenses	11,844	11,761	12,892	12,669
Total Assets	25,171,891	4,363,430	91,597,751	38,486,783

LIABILITIES:
Securities sold short, at value (proceeds $5,517,155, $987,246, $21,356,798 and $—, respectively)	5,654,211	1,007,032	20,640,421	—
Unrealized depreciation on OTC swaps	—	—	—	952,230
Variation margin on futures contracts	—	—	12,364	19,471
Payables:
Securities purchased	297,880	—	149,699	47,839
Accrued investment advisory fees	5,549	—	29,181	—
Accrued distribution fees—Class N	158	121	2,723	2,103
Capital shares redeemed	—	—	51,088	—
Dividends payable on securities sold short	9,277	1,834	44,085	—
Other accrued expenses and liabilities	60,646	58,088	87,151	95,970
Total Liabilities	6,027,721	1,067,075	21,016,712	1,117,613
Net Assets	$19,144,170	$3,296,355	$70,581,039	$37,369,170

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$16,023,013	$3,080,692	$73,845,010	$41,110,704
Total distributable earnings (loss)	3,121,157	215,663	(3,263,971)	(3,741,534)
Net Assets	$19,144,170	$3,296,355	$70,581,039	$37,369,170

NET ASSETS:
Class I	$16,556,243	$1,375,978	$55,144,439	$21,062,523
Class N	772,969	583,806	13,443,631	10,383,427
Class R6	1,814,958	1,336,571	1,992,969	5,923,220

SHARES OUTSTANDING:
Class I	1,320,495	130,496	4,512,297	1,703,182
Class N	61,640	55,474	1,104,502	841,893
Class R6	144,619	126,690	162,897	478,572

NET ASSET VALUE:
Class I	$12.54	$10.54	$12.22	$12.37
Class N	$12.54	$10.52	$12.17	$12.33
Class R6	$12.55	$10.55	$12.23	$12.38

‡ Cash denominated in foreign currencies at cost	$—	$—	$368,793	$110,875

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Statements of Operations	September 30, 2018

	AQR LARGE CAP MULTI-STYLE FUND	AQR SMALL CAP MULTI-STYLE FUND	AQR INTERNATIONAL MULTI-STYLE FUND	AQR EMERGING MULTI-STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2018

INVESTMENT INCOME: Dividend income:
Unaffiliated issuers†	$33,841,170	$8,520,014	$14,040,648	$8,437,687
Securities lending income, net	64,467	990,771	17,311	24,091
Total Income	33,905,637	9,510,785	14,057,959	8,461,778

EXPENSES:
Investment advisory fees	5,917,551	3,713,936	2,151,092	1,980,948
Custody fees	57,288	34,675	92,182	268,774
Administration & accounting fees	358,730	137,152	90,049	62,491
Legal fees	42,042	14,910	10,883	7,752
Audit & tax fees	57,919	56,462	47,026	56,934
Shareholder reporting fees	100,377	130,966	65,075	61,413
Transfer agent fees	506,371	81,692	109,638	87,302
Trustee fees	60,698	23,557	15,603	11,069
Distribution fees—Class N	176,423	19,134	19,385	16,660
Interest expense	2,596	6,501	—	—
Recoupment of waiver	176,087	2,679	—	—
Registration fees	87,953	56,382	55,955	49,522
Pricing fee	7	1,326	22,556	22,594
Other expenses	57,646	23,006	14,303	10,779
Total Expenses	7,601,688	4,302,378	2,693,747	2,636,238

Less fee waivers and/or reimbursements	—	(114,621)	(187,593)	(401,363)
Net Expenses	7,601,688	4,187,757	2,506,154	2,234,875
Net Investment Income (Loss)	26,303,949	5,323,028	11,551,805	6,226,903

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers	111,738,641	70,753,702	17,350,239	8,789,969
Settlement of foreign currency and foreign currency transactions	—	—	(79,444)	(155,922)
Expiration or closing of futures contracts	4,218,931	2,608,205	471,709	(23,963)
Net realized gain (loss)	115,957,572	73,361,907	17,742,504	8,610,084

Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers (net of increase in deferred capital gain country tax accruals of $—, $—, $— and $294,104)	114,779,415	(11,741,248)	(24,497,629)	(24,961,709)
Foreign currency and foreign currency transactions	—	—	30,057	11,220
Futures contracts	(589,811)	(870,445)	(52,195)	83,728
Net change in unrealized appreciation (depreciation)	114,189,604	(12,611,693)	(24,519,767)	(24,866,761)
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	230,147,176	60,750,214	(6,777,263)	(16,256,677)
Net increase (decrease) in net assets resulting from operations	$256,451,125	$66,073,242	$4,774,542	$(10,029,774)

† Net of foreign taxes withheld of	$474	$—	$1,446,664	$793,834

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Statements of Operations	September 30, 2018

	AQR TM LARGE CAP MULTI-STYLE FUND	AQR TM SMALL CAP MULTI-STYLE FUND	AQR TM INTERNATIONAL MULTI-STYLE FUND	AQR TM EMERGING MULTI-STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2018

INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers†	$4,709,068	$360,292	$5,347,370	$9,732,583
Securities lending income, net	4,956	34,887	385	31,107
Total Income	4,714,024	395,179	5,347,755	9,763,690

EXPENSES:
Investment advisory fees	802,742	163,736	847,279	2,152,033
Custody fees	16,161	18,832	50,611	301,229
Administration & accounting fees	46,030	5,789	34,858	67,867
Legal fees	6,164	921	4,473	8,572
Audit & tax fees	44,954	49,076	46,333	55,197
Shareholder reporting fees	20,751	3,894	21,461	23,952
Transfer agent fees	95,468	47,249	45,542	36,767
Trustee fees	9,055	1,987	6,738	11,911
Distribution fees—Class N	5,976	15,606	5,283	5,669
Interest expense	—	105	—	—
Registration fees	59,332	50,757	51,259	52,274
Pricing fee	7	70	21,531	21,600
Other expenses	8,236	2,678	6,377	11,515
Total Expenses	1,114,876	360,700	1,141,745	2,748,586

Less fee waivers and/or reimbursements	(89,070)	(133,943)	(163,415)	(385,696)
Net Expenses	1,025,806	226,757	978,330	2,362,890
Net Investment Income (Loss)	3,688,218	168,422	4,369,425	7,400,800

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers	2,024,985	1,185,400	1,562,283	873,388
Settlement of foreign currency and foreign currency transactions	—	—	(25,835)	(169,463)
Expiration or closing of futures contracts	680,338	29,734	(461)	(186,085)
Net realized gain (loss)	2,705,323	1,215,134	1,535,987	517,840

Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers (net of increase in deferred capital gain country tax accruals of $—, $—, $— and $360,398)	29,860,727	1,835,420	(3,302,914)	(18,597,422)
Foreign currency and foreign currency transactions	—	—	(13,027)	15,646
Futures contracts	24,624	(4,102)	4,940	178,928
Net change in unrealized appreciation (depreciation)	29,885,351	1,831,318	(3,311,001)	(18,402,848)
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	32,590,674	3,046,452	(1,775,014)	(17,885,008)
Net increase (decrease) in net assets resulting from operations	$36,278,892	$3,214,874	$2,594,411	$(10,484,208)

† Net of foreign taxes withheld of	$121	$7	$532,369	$931,153

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Statements of Operations	September 30, 2018

	AQR LARGE CAP MOMENTUM STYLE FUND	AQR SMALL CAP MOMENTUM STYLE FUND	AQR INTERNATIONAL MOMENTUM STYLE FUND	AQR EMERGING MOMENTUM STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2018

INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers†	$13,150,625	$2,444,165	$10,315,376	$328,595
Securities lending income, net	125,222	665,935	32,732	1,431
Total Income	13,275,847	3,110,100	10,348,108	330,026

EXPENSES:
Investment advisory fees	2,684,496	1,717,051	1,724,451	73,371
Custody fees	43,323	35,193	99,891	54,006
Administration & accounting fees	198,605	70,964	79,991	2,535
Legal fees	21,358	7,789	9,409	3,088
Audit & tax fees	51,013	55,888	63,730	56,548
Shareholder reporting fees	71,399	29,054	44,796	2,942
Transfer agent fees	952,127	381,575	396,337	26,007
Trustee fees	33,404	12,478	14,124	1,406
Distribution fees—Class N	169,945	4,248	93,411	3,156
Interest expense	—	—	—	361
Recoupment of waiver	29,155	1,540	—	—
Registration fees	64,190	50,820	57,057	45,110
Pricing fee	16	287	22,675	22,785
Other expenses	31,564	11,542	12,692	2,291
Total Expenses	4,350,595	2,378,429	2,618,564	293,606

Less fee waivers and/or reimbursements	(7,872)	(95,456)	(198,531)	(200,851)
Net Expenses	4,342,723	2,282,973	2,420,033	92,755
Net Investment Income (Loss)	8,933,124	827,127	7,928,075	237,271

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers	88,359,582	59,688,954	16,785,185	1,242,008
Settlement of foreign currency and foreign currency transactions	—	—	38,977	1,792
Expiration or closing of futures contracts	3,319,796	1,023,109	69,260	—
Net realized gain (loss)	91,679,378	60,712,063	16,893,422	1,243,800

Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers (net of increase in deferred capital gain country tax accruals of $—, $—, $— and $2,226)	129,662,009	8,737,537	(7,568,969)	(1,475,499)
Foreign currency and foreign currency transactions	(8)	—	(22,400)	(29)
Futures contracts	(127,311)	(190,261)	32,617	—
Net change in unrealized appreciation (depreciation)	129,534,690	8,547,276	(7,558,752)	(1,475,528)
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	221,214,068	69,259,339	9,334,670	(231,728)
Net increase (decrease) in net assets resulting from operations	$230,147,192	$70,086,466	$17,262,745	$5,543

† Net of foreign taxes withheld of	$1,233	$391	$1,152,405	$30,115

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Statements of Operations	September 30, 2018

	AQR TM LARGE CAP MOMENTUM STYLE FUND	AQR TM SMALL CAP MOMENTUM STYLE FUND	AQR TM INTERNATIONAL MOMENTUM STYLE FUND	AQR LARGE CAP DEFENSIVE STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2018

INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers†	$2,508,104	$392,163	$2,904,786	$28,803,554
Securities lending income, net	14,574	103,080	20,723	38,785
Total Income	2,522,678	495,243	2,925,509	28,842,339

EXPENSES:
Investment advisory fees	516,166	272,874	480,886	3,771,414
Custody fees	21,200	21,396	53,490	43,549
Administration & accounting fees	37,431	10,554	21,714	257,489
Legal fees	4,746	1,307	2,501	31,879
Audit & tax fees	43,225	44,768	48,819	55,209
Shareholder reporting fees	10,353	6,655	8,865	109,810
Transfer agent fees	128,802	77,449	75,200	1,129,155
Trustee fees	7,213	2,808	4,647	45,771
Distribution fees—Class N	28,050	11,574	16,062	701,548
Recoupment of waiver	—	—	—	13,352
Registration fees	61,623	52,254	58,006	194,448
Pricing fee	11	69	22,624	8
Other expenses	6,742	3,355	4,628	40,864
Total Expenses	865,562	505,063	797,442	6,394,496

Less fee waivers and/or reimbursements	(102,301)	(128,626)	(180,018)	(29,563)
Net Expenses	763,261	376,437	617,424	6,364,933
Net Investment Income (Loss)	1,759,417	118,806	2,308,085	22,477,406

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers	980,442	4,126,999	(253,000)	1,361,390
Settlement of foreign currency and foreign currency transactions	—	—	1,208	—
Expiration or closing of futures contracts	764,572	141,208	205,715	10,201,063
Net realized gain (loss)	1,745,014	4,268,207	(46,077)	11,562,453

Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers	41,806,755	6,097,898	771,020	228,130,472
Foreign currency and foreign currency transactions	—	—	(5,822)	—
Futures contracts	(9,928)	(12,493)	7,236	(698,856)
Net change in unrealized appreciation (depreciation)	41,796,827	6,085,405	772,434	227,431,616
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	43,541,841	10,353,612	726,357	238,994,069
Net increase (decrease) in net assets resulting from operations	$45,301,258	$10,472,418	$3,034,442	$261,471,475

† Net of foreign taxes withheld of	$193	$110	$300,444	$—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Statements of Operations	September 30, 2018

	AQR INTERNATIONAL DEFENSIVE STYLE FUND	AQR EMERGING DEFENSIVE STYLE FUND	AQR GLOBAL EQUITY FUND	AQR INTERNATIONAL EQUITY FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2018

INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers†	$5,796,007	$2,080,042	$7,166,183	$12,475,325
Securities lending income, net	10,498	6,345	1,029	1,107
Total Income	5,806,505	2,086,387	7,167,212	12,476,432

EXPENSES:
Investment advisory fees	790,632	430,392	1,996,394	2,935,218
Custody fees	46,723	72,371	102,802	110,466
Administration & accounting fees	36,646	14,001	55,472	84,531
Legal fees	4,872	1,805	3,606	3,968
Audit & tax fees	44,926	56,010	78,530	128,089
Shareholder reporting fees	18,059	11,091	12,948	30,421
Transfer agent fees	191,367	94,344	171,457	384,648
Trustee fees	7,022	3,378	11,066	14,428
Distribution fees—Class N	44,460	17,346	5,255	41,532
Recoupment of waiver	—	—	8,810	12,409
Registration fees	51,821	49,650	76,993	73,991
Pricing fee	22,587	18,289	25,733	26,973
Other expenses	6,725	3,788	9,665	13,136
Total Expenses	1,265,840	772,465	2,558,731	3,859,810

Less fee waivers and/or reimbursements	(154,359)	(207,124)	(61,918)	(86,583)
Net Expenses	1,111,481	565,341	2,496,813	3,773,227
Net Investment Income (Loss)	4,695,024	1,521,046	4,670,399	8,703,205

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers	446,925	(234,796)	2,121,464	5,957,038
Settlement of foreign currency and foreign currency transactions	(38,138)	(28,888)	(254,514)	(402,112)
Settlement of forward foreign currency contracts	—	—	1,198,349	(2,684,483)
Expiration or closing of futures contracts	(390,308)	(179,149)	(1,438,750)	2,375,390
Expiration or closing of swap contracts	—	—	(1,810,064)	(2,342,017)
Net realized gain (loss)	18,479	(442,833)	(183,515)	2,903,816

Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers (net of increase in deferred capital gain country tax accruals of $—, $54,241, $— and $—)	1,422,049	1,018,628	11,366,877	(25,004,563)
Foreign currency and foreign currency transactions	(6,027)	1,208	(19,051)	(54,078)
Forward foreign currency exchange contracts	—	—	886,830	3,513,165
Futures contracts	28,383	70,850	509,864	2,006,546
Swap contracts	—	—	1,246,089	540,913
Net change in unrealized appreciation (depreciation)	1,444,405	1,090,686	13,990,609	(18,998,017)
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	1,462,884	647,853	13,807,094	(16,094,201)
Net increase (decrease) in net assets resulting from operations	$6,157,908	$2,168,899	$18,477,493	$(7,390,996)

† Net of foreign taxes withheld of	$565,405	$243,015	$409,721	$1,200,181

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Statements of Operations	September 30, 2018

	AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND	AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND	AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND	AQR EMERGING RELAXED CONSTRAINT EQUITY FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2018

INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers†	$385,720	$38,564	$2,406,542	$899,946
Total Income	385,720	38,564	2,406,542	899,946

EXPENSES:
Investment advisory fees	104,815	27,263	419,233	399,436
Custody fees	456	—	1,893	63,696
Administration & accounting fees	2,815	591	8,913	6,793
Legal fees	2,024	1,458	3,159	2,249
Audit & tax fees	48,002	50,298	55,883	59,807
Shareholder reporting fees	2,306	815	4,763	4,778
Transfer agent fees	32,374	18,672	70,522	41,880
Trustee fees	1,522	1,102	2,722	2,272
Offering costs	5,813	4,359	4,337	4,552
Distribution fees—Class N	1,714	1,457	27,714	18,778
Dividends and interest on securities sold short (Note 3)	92,445	24,352	553,807	—
Interest expense	427	—	21	—
Registration fees	62,535	49,003	58,327	54,106
Pricing fee	118	417	1,027	1,031
Other expenses	2,396	1,944	3,178	2,968
Total Expenses	359,762	181,731	1,215,499	662,346

Less fee waivers and/or reimbursements	(127,212)	(123,588)	(104,883)	(176,795)
Net Expenses	232,550	58,143	1,110,616	485,551
Net Investment Income (Loss)	153,170	(19,579)	1,295,926	414,395

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers	413,025	49,220	(2,860,422)	(2,426,658)
Settlement of foreign currency and foreign currency transactions	—	—	(72,790)	(68,820)
Expiration or closing of futures contracts	—	—	42,551	(425,140)
Closed short positions in securities	(861,939)	(285,212)	(471,196)	—
Expiration or closing of swap contracts	—	—	—	(333,737)
Net realized gain (loss)	(448,914)	(235,992)	(3,361,857)	(3,254,355)

Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated	2,288,723	320,766	(3,395,430)	(1,353,960)
Foreign currency and foreign currency transactions	—	—	(2,479)	1,918
Futures contracts	—	—	15,643	14,479
Short positions in securities	19,118	33,976	858,547	—
Swap contracts	—	—	—	(176,033)
Net change in unrealized appreciation (depreciation)	2,307,841	354,742	(2,523,719)	(1,513,596)
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	1,858,927	118,750	(5,885,576)	(4,767,951)
Net increase (decrease) in net assets resulting from operations	$2,012,097	$99,171	$(4,589,650)	$(4,353,556)

† Net of foreign taxes withheld of	$185	$9	$251,582	$94,922

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Statements of Changes in Net Assets	September 30, 2018

	AQR LARGE CAP MULTI-STYLE FUND		AQR SMALL CAP MULTI-STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2017

OPERATIONS:
Net investment income (loss)	$26,303,949	$23,973,165	$5,323,028	$6,623,510
Net realized gain (loss)	115,957,572	73,435,382	73,361,907	58,774,178
Net change in unrealized appreciation (depreciation)	114,189,604	224,902,747	(12,611,693)	65,323,839
Net increase (decrease) in net assets resulting from operations	256,451,125	322,311,294	66,073,242	130,721,527

DISTRIBUTIONS TO SHAREHOLDERS(a):
Class I	(10,776,250)	(4,975,827)	(5,462,948)	(1,262,080)
Class N	(1,302,797)	(669,401)	(690,037)	(247,535)
Class R6	(30,638,035)	(15,350,782)	(64,425,548)	(18,973,901)
Total distributions	(42,717,082)	(20,996,010)	(70,578,533)	(20,483,516)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	95,787,362	140,833,316	15,582,728	28,720,541
Reinvestment of distributions	9,776,384	4,346,415	5,462,948	1,261,541
Cost of shares redeemed	(108,671,308)	(390,857,879)	(14,167,311)	(26,858,961)
Net increase (decrease) from capital transactions	(3,107,562)	(245,678,148)	6,878,365	3,123,121

CLASS N
Proceeds from shares sold	25,335,787	10,166,505	3,216,149	3,396,863
Reinvestment of distributions	1,300,872	668,290	687,488	246,619
Cost of shares redeemed	(25,474,909)	(24,588,845)	(4,669,146)	(6,058,076)
Net increase (decrease) from capital transactions	1,161,750	(13,754,050)	(765,509)	(2,414,594)
CLASS R6
Proceeds from shares sold	350,817,533	443,553,869	83,802,921	116,160,936
Reinvestment of distributions	30,519,773	15,022,031	59,088,320	17,579,880
Cost of shares redeemed	(414,196,743)	(219,065,217)	(196,791,558)	(190,166,011)
Net increase (decrease) from capital transactions	(32,859,437)	239,510,683	(53,900,317)	(56,425,195)
Net increase (decrease) in net assets resulting from capital transactions	(34,805,249)	(19,921,515)	(47,787,461)	(55,716,668)
Total increase (decrease) in net assets	178,928,794	281,393,769	(52,292,752)	54,521,343

NET ASSETS:
Beginning of period	1,766,045,807	1,484,652,038	797,723,228	743,201,885
End of period	$1,944,974,601	$1,766,045,807	$745,430,476	$797,723,228

The accompanying notes are an integral part of these financial statements.	(continued on p. 226)

AQR Funds	Annual Report	September 2018

Statements of Changes in Net Assets	September 30, 2018

	AQR LARGE CAP MULTI-STYLE FUND		AQR SMALL CAP MULTI-STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2017

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	27,105,928	44,811,070	3,425,976	3,258,870
Shares sold	5,333,007	9,220,046	999,126	1,907,423
Shares issued on reinvestment of distributions	550,162	294,273	365,415	82,453
Shares redeemed	(6,061,509)	(27,219,461)	(906,159)	(1,822,770)
Shares outstanding, end of period	26,927,588	27,105,928	3,884,358	3,425,976

CLASS N
Shares outstanding, beginning of period	3,733,125	4,643,563	538,645	700,486
Shares sold	1,415,274	665,568	205,765	228,754
Shares issued on reinvestment of distributions	73,454	45,369	46,078	16,161
Shares redeemed	(1,427,128)	(1,621,375)	(297,661)	(406,756)
Shares outstanding, end of period	3,794,725	3,733,125	492,827	538,645

CLASS R6
Shares outstanding, beginning of period	73,872,372	56,611,041	45,548,724	49,226,271
Shares sold	19,575,372	30,560,220	5,393,761	7,765,757
Shares issued on reinvestment of distributions	1,719,424	1,017,753	3,949,754	1,147,512
Shares redeemed	(22,576,781)	(14,316,642)	(12,407,473)	(12,590,816)
Shares outstanding, end of period	72,590,387	73,872,372	42,484,766	45,548,724

(a)	As disclosed in Note 14, the AQR Funds adopted amendments to Regulation S-X included in the Securities and Exchange Commission’s Disclosure Update and Simplification rule. Accordingly, the prior year distributions have been revised to conform to current period presentation. Please refer to Note 5 to review the character of each respective Funds’ distributable earnings for the year ended September 30, 2017, which was previously reported in the Statement of Changes of Net Assets prior to the adoption of the Disclosure Update and Simplification rule.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Statements of Changes in Net Assets	September 30, 2018

	AQR INTERNATIONAL MULTI-STYLE FUND		AQR EMERGING MULTI-STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2017

OPERATIONS:
Net investment income (loss)	$11,551,805	$9,925,411	$6,226,903	$5,648,402
Net realized gain (loss)	17,742,504	15,744,900	8,610,084	8,322,666
Net change in unrealized appreciation (depreciation)	(24,519,767)	53,141,324	(24,866,761)	45,882,489
Net increase (decrease) in net assets resulting from operations	4,774,542	78,811,635	(10,029,774)	59,853,557

DISTRIBUTIONS TO SHAREHOLDERS(a):
Class I	(1,871,811)	(1,615,459)	(1,550,648)	(1,429,461)
Class N	(162,279)	(194,539)	(84,835)	(130,267)
Class R6	(9,653,985)	(7,987,798)	(3,875,940)	(3,682,831)
Total distributions	(11,688,075)	(9,797,796)	(5,511,423)	(5,242,559)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	26,293,510	19,633,543	25,979,657	37,682,958
Reinvestment of distributions	1,868,748	1,612,750	1,550,537	1,428,298
Cost of shares redeemed	(20,451,269)	(24,211,103)	(95,086,495)	(31,081,689)
Net increase (decrease) from capital transactions	7,710,989	(2,964,810)	(67,556,301)	8,029,567
CLASS N
Proceeds from shares sold	2,806,811	2,954,447	9,802,946	2,013,359
Reinvestment of distributions	161,205	193,541	84,835	130,267
Cost of shares redeemed	(4,820,322)	(4,121,548)	(11,280,986)	(4,308,730)
Net increase (decrease) from capital transactions	(1,852,306)	(973,560)	(1,393,205)	(2,165,104)
CLASS R6
Proceeds from shares sold	56,823,039	79,290,772	112,121,781	36,137,353
Reinvestment of distributions	9,578,079	7,922,560	3,839,830	3,653,343
Cost of shares redeemed	(116,207,995)	(60,093,576)	(49,354,536)	(39,269,853)
Net increase (decrease) from capital transactions	(49,806,877)	27,119,756	66,607,075	520,843
Net increase (decrease) in net assets resulting from capital transactions	(43,948,194)	23,181,386	(2,342,431)	6,385,306
Total increase (decrease) in net assets	(50,861,727)	92,195,225	(17,883,628)	60,996,304

NET ASSETS:
Beginning of period	470,268,680	378,073,455	326,500,884	265,504,580
End of period	$419,406,953	$470,268,680	$308,617,256	$326,500,884

The accompanying notes are an integral part of these financial statements.	(continued on p. 228)

AQR Funds	Annual Report	September 2018

Statements of Changes in Net Assets	September 30, 2018

	AQR INTERNATIONAL MULTI-STYLE FUND		AQR EMERGING MULTI-STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2017

CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	6,382,844	6,677,387	9,084,086	8,243,713
Shares sold	2,185,654	1,849,100	2,323,815	3,799,597
Shares issued on reinvestment of distributions	156,381	163,898	141,990	174,183
Shares redeemed	(1,694,896)	(2,307,541)	(8,118,622)	(3,133,407)
Shares outstanding, end of period	7,029,983	6,382,844	3,431,269	9,084,086
CLASS N
Shares outstanding, beginning of period	741,408	832,639	629,566	850,737
Shares sold	233,747	286,397	900,890	226,977
Shares issued on reinvestment of distributions	13,501	19,689	7,769	15,886
Shares redeemed	(400,936)	(397,317)	(1,015,315)	(464,034)
Shares outstanding, end of period	587,720	741,408	522,910	629,566
CLASS R6
Shares outstanding, beginning of period	32,248,885	29,492,098	20,749,080	20,536,218
Shares sold	4,735,673	7,577,114	9,659,418	3,893,741
Shares issued on reinvestment of distributions	802,856	805,957	351,311	444,987
Shares redeemed	(9,706,022)	(5,626,284)	(4,419,542)	(4,125,866)
Shares outstanding, end of period	28,081,392	32,248,885	26,340,267	20,749,080

(a)	As disclosed in Note 14, the AQR Funds adopted amendments to Regulation S-X included in the Securities and Exchange Commission’s Disclosure Update and Simplification rule. Accordingly, the prior year distributions have been revised to conform to current period presentation. Please refer to Note 5 to review the character of each respective Funds’ distributable earnings for the year ended September 30, 2017, which was previously reported in the Statement of Changes of Net Assets prior to the adoption of the Disclosure Update and Simplification rule.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Statements of Changes in Net Assets	September 30, 2018

	AQR TM LARGE CAP MULTI-STYLE FUND		AQR TM SMALL CAP MULTI-STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2017
OPERATIONS:
Net investment income (loss)	$3,688,218	$2,766,020	$168,422	$181,185
Net realized gain (loss)	2,705,323	424,382	1,215,134	439,324
Net change in unrealized appreciation (depreciation)	29,885,351	33,816,540	1,831,318	3,195,344
Net increase (decrease) in net assets resulting from operations	36,278,892	37,006,942	3,214,874	3,815,853

DISTRIBUTIONS TO SHAREHOLDERS(a):
Class I	(818,162)	(560,731)	(602,144)	(154,814)
Class N	(21,911)	(22,922)	(137,360)	(25,593)
Class R6	(2,148,486)	(1,372,023)	(65,206)	(22,170)
Total distributions	(2,988,559)	(1,955,676)	(804,710)	(202,577)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	21,740,496	18,063,674	5,052,196	6,781,869
Reinvestment of distributions	813,559	556,533	601,692	154,181
Cost of shares redeemed	(8,616,650)	(4,512,759)	(2,891,525)	(2,124,391)
Net increase (decrease) from capital transactions	13,937,405	14,107,448	2,762,363	4,811,659
CLASS N
Proceeds from shares sold	659,520	991,351	1,998,957	3,690,705
Reinvestment of distributions	21,911	22,922	137,360	25,593
Cost of shares redeemed	(892,234)	(1,389,436)	(1,601,248)	(1,836,542)
Net increase (decrease) from capital transactions	(210,803)	(375,163)	535,069	1,879,756
CLASS R6
Proceeds from shares sold	49,575,877	52,090,671	—	—
Reinvestment of distributions	2,145,431	1,367,976	65,206	22,170
Cost of shares redeemed	(25,434,061)	(14,687,541)	—	—
Net increase (decrease) from capital transactions	26,287,247	38,771,106	65,206	22,170
Net increase (decrease) in net assets resulting from capital transactions	40,013,849	52,503,391	3,362,638	6,713,585
Total increase (decrease) in net assets	73,304,182	87,554,657	5,772,802	10,326,861

NET ASSETS:
Beginning of period	227,775,622	140,220,965	29,061,859	18,734,998
End of period	$301,079,804	$227,775,622	$34,834,661	$29,061,859

The accompanying notes are an integral part of these financial statements.	(continued on p. 230)

AQR Funds	Annual Report	September 2018

Statements of Changes in Net Assets	September 30, 2018

	AQR TM LARGE CAP MULTI-STYLE FUND		AQR TM SMALL CAP MULTI-STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2017

CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	5,295,943	3,995,600	1,766,988	1,338,219
Shares sold	1,676,676	1,651,972	410,222	604,397
Shares issued on reinvestment of distributions	63,214	52,652	49,974	13,489
Shares redeemed	(657,890)	(404,281)	(231,797)	(189,117)
Shares outstanding, end of period	6,377,943	5,295,943	1,995,387	1,766,988
CLASS N
Shares outstanding, beginning of period	183,388	217,083	457,078	289,019
Shares sold	50,916	91,182	166,366	329,990
Shares issued on reinvestment of distributions	1,705	2,171	11,437	2,243
Shares redeemed	(68,296)	(127,048)	(128,313)	(164,174)
Shares outstanding, end of period	167,713	183,388	506,568	457,078
CLASS R6
Shares outstanding, beginning of period	13,352,220	9,800,397	193,053	191,117
Shares sold	3,792,122	4,764,209	—	—
Shares issued on reinvestment of distributions	166,700	129,420	5,407	1,936
Shares redeemed	(1,944,756)	(1,341,806)	—	—
Shares outstanding, end of period	15,366,286	13,352,220	198,460	193,053

(a)	As disclosed in Note 14, the AQR Funds adopted amendments to Regulation S-X included in the Securities and Exchange Commission’s Disclosure Update and Simplification rule. Accordingly, the prior year distributions have been revised to conform to current period presentation. Please refer to Note 5 to review the character of each respective Funds’ distributable earnings for the year ended September 30, 2017, which was previously reported in the Statement of Changes of Net Assets prior to the adoption of the Disclosure Update and Simplification rule.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Statements of Changes in Net Assets	September 30, 2018

	AQR TM INTERNATIONAL MULTI-STYLE FUND		AQR TM EMERGING MULTI-STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2017
OPERATIONS:
Net investment income (loss)	$4,369,425	$3,739,025	$7,400,800	$5,997,876
Net realized gain (loss)	1,535,987	61,909	517,840	2,417,623
Net change in unrealized appreciation (depreciation)	(3,311,001)	26,561,545	(18,402,848)	58,623,612
Net increase (decrease) in net assets resulting from operations	2,594,411	30,362,479	(10,484,208)	67,039,111

DISTRIBUTIONS TO SHAREHOLDERS(a):
Class I	(644,479)	(422,289)	(286,290)	(296,146)
Class N	(47,940)	(30,453)	(31,785)	(49,154)
Class R6	(3,770,415)	(2,510,600)	(5,586,088)	(6,513,104)
Total distributions	(4,462,834)	(2,963,342)	(5,904,163)	(6,858,404)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	8,564,970	5,883,701	5,010,657	3,979,959
Reinvestment of distributions	639,789	413,893	277,677	283,665
Cost of shares redeemed	(5,986,354)	(4,563,660)	(4,025,314)	(2,771,277)
Net increase (decrease) from capital transactions	3,218,405	1,733,934	1,263,020	1,492,347
CLASS N
Proceeds from shares sold	539,743	828,696	537,217	781,758
Reinvestment of distributions	47,940	30,453	31,785	49,154
Cost of shares redeemed	(1,087,872)	(686,814)	(1,093,736)	(1,165,523)
Net increase (decrease) from capital transactions	(500,189)	172,335	(524,734)	(334,611)
CLASS R6
Proceeds from shares sold	27,806,384	26,791,516	15,239,075	16,416,631
Reinvestment of distributions	3,766,767	2,506,738	5,584,281	6,510,144
Cost of shares redeemed	(20,020,485)	(17,661,501)	(26,016,762)	(19,083,778)
Net increase (decrease) from capital transactions	11,552,666	11,636,753	(5,193,406)	3,842,997
Net increase (decrease) in net assets resulting from capital transactions	14,270,882	13,543,022	(4,455,120)	5,000,733
Total increase (decrease) in net assets	12,402,459	40,942,159	(20,843,491)	65,181,440

NET ASSETS:
Beginning of period	179,269,191	138,327,032	352,854,397	287,672,957
End of period	$191,671,650	$179,269,191	$332,010,906	$352,854,397

The accompanying notes are an integral part of these financial statements.	(continued on p. 232)

AQR Funds	Annual Report	September 2018

Statements of Changes in Net Assets	September 30, 2018

	AQR TM INTERNATIONAL MULTI-STYLE FUND		AQR TM EMERGING MULTI-STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2017

CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	2,306,712	2,128,774	1,529,628	1,370,519
Shares sold	764,768	585,383	447,137	407,778
Shares issued on reinvestment of distributions	57,073	45,086	24,552	33,451
Shares redeemed	(531,969)	(452,531)	(369,017)	(282,120)
Shares outstanding, end of period	2,596,584	2,306,712	1,632,300	1,529,628
CLASS N
Shares outstanding, beginning of period	186,870	168,987	207,005	233,206
Shares sold	48,084	85,293	46,682	84,653
Shares issued on reinvestment of distributions	4,284	3,325	2,808	5,789
Shares redeemed	(98,825)	(70,735)	(98,108)	(116,643)
Shares outstanding, end of period	140,413	186,870	158,387	207,005
CLASS R6
Shares outstanding, beginning of period	13,549,216	12,337,482	29,960,986	29,394,195
Shares sold	2,458,198	2,714,486	1,347,163	1,733,236
Shares issued on reinvestment of distributions	335,420	272,768	493,747	767,706
Shares redeemed	(1,769,472)	(1,775,520)	(2,236,193)	(1,934,151)
Shares outstanding, end of period	14,573,362	13,549,216	29,565,703	29,960,986

(a)	As disclosed in Note 14, the AQR Funds adopted amendments to Regulation S-X included in the Securities and Exchange Commission’s Disclosure Update and Simplification rule. Accordingly, the prior year distributions have been revised to conform to current period presentation. Please refer to Note 5 to review the character of each respective Funds’ distributable earnings for the year ended September 30, 2017, which was previously reported in the Statement of Changes of Net Assets prior to the adoption of the Disclosure Update and Simplification rule.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Statements of Changes in Net Assets	September 30, 2018

	AQR LARGE CAP MOMENTUM STYLE FUND		AQR SMALL CAP MOMENTUM STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2017
OPERATIONS:
Net investment income (loss)	$8,933,124	$10,923,780	$827,127	$1,572,201
Net realized gain (loss)	91,679,378	73,752,927	60,712,063	36,171,814
Net change in unrealized appreciation (depreciation)	129,534,690	57,914,342	8,547,276	26,319,546
Net increase (decrease) in net assets resulting from operations	230,147,192	142,591,049	70,086,466	64,063,561

DISTRIBUTIONS TO SHAREHOLDERS(a):
Class I	(76,341,133)	(60,101,472)	(32,807,701)	(2,567,241)
Class N	(5,133,765)	(4,122,187)	(99,309)	—
Class R6	(5,802,831)	(4,515,475)	(1,143,211)	(79,227)
Total distributions	(87,277,729)	(68,739,134)	(34,050,221)	(2,646,468)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	163,829,903	154,774,327	45,235,866	51,370,096
Reinvestment of distributions	76,128,358	60,037,357	32,791,199	2,558,986
Cost of shares redeemed	(246,125,073)	(230,601,389)	(125,115,397)	(70,940,111)
Net increase (decrease) from capital transactions	(6,166,812)	(15,789,705)	(47,088,332)	(17,011,029)
CLASS N
Proceeds from shares sold	15,958,025	7,404,914	1,813,033	396,727
Reinvestment of distributions	5,133,360	4,121,868	99,309	—
Cost of shares redeemed	(11,837,299)	(14,419,255)	(951,481)	(531,776)
Net increase (decrease) from capital transactions	9,254,086	(2,892,473)	960,861	(135,049)
CLASS R6
Proceeds from shares sold	42,405,165	16,080,377	8,229,692	2,308,572
Reinvestment of distributions	5,772,894	4,492,109	1,142,144	79,139
Cost of shares redeemed	(22,976,645)	(18,757,198)	(1,722,087)	(773,259)
Net increase (decrease) from capital transactions	25,201,414	1,815,288	7,649,749	1,614,452
Net increase (decrease) in net assets resulting from capital transactions	28,288,688	(16,866,890)	(38,477,722)	(15,531,626)
Total increase (decrease) in net assets	171,158,151	56,985,025	(2,441,477)	45,885,467

NET ASSETS:
Beginning of period	994,651,503	937,666,478	373,103,524	327,218,057
End of period	$1,165,809,654	$994,651,503	$370,662,047	$373,103,524

The accompanying notes are an integral part of these financial statements.	(continued on p. 234)

AQR Funds	Annual Report	September 2018

Statements of Changes in Net Assets	September 30, 2018

	AQR LARGE CAP MOMENTUM STYLE FUND		AQR SMALL CAP MOMENTUM STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2017

CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	39,535,338	40,158,763	14,479,520	15,247,228
Shares sold	7,100,399	7,605,960	1,806,138	2,290,061
Shares issued on reinvestment of distributions	3,516,321	3,118,824	1,394,777	114,240
Shares redeemed	(10,677,020)	(11,348,209)	(4,905,328)	(3,172,009)
Shares outstanding, end of period	39,475,038	39,535,338	12,775,107	14,479,520
CLASS N
Shares outstanding, beginning of period	2,686,851	2,823,181	69,288	76,105
Shares sold	691,541	363,923	68,924	17,898
Shares issued on reinvestment of distributions	236,888	213,901	4,217	—
Shares redeemed	(514,969)	(714,154)	(37,998)	(24,715)
Shares outstanding, end of period	3,100,311	2,686,851	104,431	69,288
CLASS R6
Shares outstanding, beginning of period	3,001,708	2,895,803	480,490	408,690
Shares sold	1,830,232	791,962	318,663	102,839
Shares issued on reinvestment of distributions	267,388	233,842	48,705	3,541
Shares redeemed	(1,011,066)	(919,899)	(66,885)	(34,580)
Shares outstanding, end of period	4,088,262	3,001,708	780,973	480,490

(a)	As disclosed in Note 14, the AQR Funds adopted amendments to Regulation S-X included in the Securities and Exchange Commission’s Disclosure Update and Simplification rule. Accordingly, the prior year distributions have been revised to conform to current period presentation. Please refer to Note 5 to review the character of each respective Funds’ distributable earnings for the year ended September 30, 2017, which was previously reported in the Statement of Changes of Net Assets prior to the adoption of the Disclosure Update and Simplification rule.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Statements of Changes in Net Assets	September 30, 2018

	AQR INTERNATIONAL MOMENTUM STYLE FUND		AQR EMERGING MOMENTUM STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2017
OPERATIONS:
Net investment income (loss)	$7,928,075	$8,066,811	$237,271	$255,005
Net realized gain (loss)	16,893,422	11,516,102	1,243,800	289,377
Net change in unrealized appreciation (depreciation)	(7,558,752)	33,527,943	(1,475,528)	2,041,026
Net increase (decrease) in net assets resulting from operations	17,262,745	53,110,856	5,543	2,585,408

DISTRIBUTIONS TO SHAREHOLDERS(a):
Class I	(7,041,640)	(6,221,505)	(197,095)	(124,339)
Class N	(676,884)	(598,973)	(22,047)	(12,317)
Class R6	(1,097,301)	(869,430)	(39,256)	(14,922)
Total distributions	(8,815,825)	(7,689,908)	(258,398)	(151,578)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	72,031,543	74,964,141	1,447,045	1,485,262
Reinvestment of distributions	7,039,182	6,218,003	197,095	124,339
Cost of shares redeemed	(63,862,539)	(63,513,055)	(3,299,564)	(1,563,236)
Net increase (decrease) from capital transactions	15,208,186	17,669,089	(1,655,424)	46,365
CLASS N
Proceeds from shares sold	9,462,734	5,679,592	44,782	53,618
Reinvestment of distributions	676,884	598,973	22,047	12,317
Cost of shares redeemed	(4,340,652)	(6,388,590)	(90,261)	(217,315)
Net increase (decrease) from capital transactions	5,798,966	(110,025)	(23,432)	(151,380)
CLASS R6
Proceeds from shares sold	23,220,150	11,815,084	891,752	676,411
Reinvestment of distributions	1,097,301	868,265	39,256	14,922
Cost of shares redeemed	(7,166,865)	(7,080,653)	(297,908)	(155,649)
Net increase (decrease) from capital transactions	17,150,586	5,602,696	633,100	535,684
Net increase (decrease) in net assets resulting from capital transactions	38,157,738	23,161,760	(1,045,756)	430,669
Total increase (decrease) in net assets	46,604,658	68,582,708	(1,298,611)	2,864,499

NET ASSETS:
Beginning of period	406,468,519	337,885,811	13,691,928	10,827,429
End of period	$453,073,177	$406,468,519	$12,393,317	$13,691,928

The accompanying notes are an integral part of these financial statements.	(continued on p. 236)

AQR Funds	Annual Report	September 2018

Statements of Changes in Net Assets	September 30, 2018

	AQR INTERNATIONAL MOMENTUM STYLE FUND		AQR EMERGING MOMENTUM STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2017

CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	21,061,118	19,627,772	1,008,926	1,003,384
Shares sold	4,535,715	5,546,955	125,054	166,954
Shares issued on reinvestment of distributions	450,363	488,837	17,788	15,699
Shares redeemed	(4,005,295)	(4,602,446)	(289,024)	(177,111)
Shares outstanding, end of period	22,041,901	21,061,118	862,744	1,008,926
CLASS N
Shares outstanding, beginning of period	2,200,569	2,207,600	112,797	126,465
Shares sold	594,470	415,499	3,879	5,909
Shares issued on reinvestment of distributions	43,362	47,126	1,986	1,553
Shares redeemed	(273,625)	(469,656)	(7,773)	(21,130)
Shares outstanding, end of period	2,564,776	2,200,569	110,889	112,797
CLASS R6
Shares outstanding, beginning of period	2,964,194	2,555,356	166,502	107,058
Shares sold	1,465,684	858,078	78,904	73,914
Shares issued on reinvestment of distributions	70,340	68,367	3,540	1,882
Shares redeemed	(451,601)	(517,607)	(26,161)	(16,352)
Shares outstanding, end of period	4,048,617	2,964,194	222,785	166,502

(a)	As disclosed in Note 14, the AQR Funds adopted amendments to Regulation S-X included in the Securities and Exchange Commission’s Disclosure Update and Simplification rule. Accordingly, the prior year distributions have been revised to conform to current period presentation. Please refer to Note 5 to review the character of each respective Funds’ distributable earnings for the year ended September 30, 2017, which was previously reported in the Statement of Changes of Net Assets prior to the adoption of the Disclosure Update and Simplification rule.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Statements of Changes in Net Assets	September 30, 2018

	AQR TM LARGE CAP MOMENTUM STYLE FUND		AQR TM SMALL CAP MOMENTUM STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2017
OPERATIONS:
Net investment income (loss)	$1,759,417	$1,841,956	$118,806	$187,402
Net realized gain (loss)	1,745,014	367,291	4,268,207	771,880
Net change in unrealized appreciation (depreciation)	41,796,827	21,797,950	6,085,405	6,910,549
Net increase (decrease) in net assets resulting from operations	45,301,258	24,007,197	10,472,418	7,869,831

DISTRIBUTIONS TO SHAREHOLDERS(a):
Class I	(716,329)	(955,242)	(169,922)	(254,946)
Class N	(65,175)	(2,128)	(10,537)	(918)
Class R6	(777,211)	(1,235,381)	(821)	(1,393)
Total distributions	(1,558,715)	(2,192,751)	(181,280)	(257,257)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	16,390,697	21,637,497	10,834,814	11,256,908
Reinvestment of distributions	716,292	955,242	169,922	254,946
Cost of shares redeemed	(12,862,332)	(13,438,274)	(5,456,512)	(4,321,955)
Net increase (decrease) from capital transactions	4,244,657	9,154,465	5,548,224	7,189,899
CLASS N
Proceeds from shares sold	5,079,649	8,608,192	2,527,376	3,053,888
Reinvestment of distributions	65,175	2,128	10,537	918
Cost of shares redeemed	(2,566,725)	(521,673)	(898,531)	(129,774)
Net increase (decrease) from capital transactions	2,578,099	8,088,647	1,639,382	2,925,032
CLASS R6
Proceeds from shares sold	18,538,623	12,410,098	—	—
Reinvestment of distributions	776,372	1,234,108	821	1,393
Cost of shares redeemed	(21,657,707)	(20,260,706)	(8,633)	(105)
Net increase (decrease) from capital transactions	(2,342,712)	(6,616,500)	(7,812)	1,288
Net increase (decrease) in net assets resulting from capital transactions	4,480,044	10,626,612	7,179,794	10,116,219
Total increase (decrease) in net assets	48,222,587	32,441,058	17,470,932	17,728,793

NET ASSETS:
Beginning of period	180,188,975	147,747,917	51,277,497	33,548,704
End of period	$228,411,562	$180,188,975	$68,748,429	$51,277,497

The accompanying notes are an integral part of these financial statements.	(continued on p. 238)

AQR Funds	Annual Report	September 2018

Statements of Changes in Net Assets	September 30, 2018

	AQR TM LARGE CAP MOMENTUM STYLE FUND		AQR TM SMALL CAP MOMENTUM STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2017

CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	4,484,510	3,971,690	2,509,919	2,094,916
Shares sold	751,698	1,220,231	524,732	650,112
Shares issued on reinvestment of distributions	34,388	55,764	8,638	14,866
Shares redeemed	(584,530)	(763,175)	(259,400)	(249,975)
Shares outstanding, end of period	4,686,066	4,484,510	2,783,889	2,509,919
CLASS N
Shares outstanding, beginning of period	440,406	9,538	170,348	9,764
Shares sold	238,388	458,095	127,061	167,850
Shares issued on reinvestment of distributions	3,142	125	539	54
Shares redeemed	(115,933)	(27,352)	(42,458)	(7,320)
Shares outstanding, end of period	566,003	440,406	255,490	170,348
CLASS R6
Shares outstanding, beginning of period	4,353,778	4,730,865	10,527	10,452
Shares sold	860,572	684,733	—	—
Shares issued on reinvestment of distributions	37,344	72,170	42	81
Shares redeemed	(1,011,291)	(1,133,990)	(454)	(6)
Shares outstanding, end of period	4,240,403	4,353,778	10,115	10,527

(a)	As disclosed in Note 14, the AQR Funds adopted amendments to Regulation S-X included in the Securities and Exchange Commission’s Disclosure Update and Simplification rule. Accordingly, the prior year distributions have been revised to conform to current period presentation. Please refer to Note 5 to review the character of each respective Funds’ distributable earnings for the year ended September 30, 2017, which was previously reported in the Statement of Changes of Net Assets prior to the adoption of the Disclosure Update and Simplification rule.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Statements of Changes in Net Assets	September 30, 2018

	AQR TM INTERNATIONAL MOMENTUM STYLE FUND		AQR LARGE CAP DEFENSIVE STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2017
OPERATIONS:
Net investment income (loss)	$2,308,085	$1,967,026	$22,477,406	$16,836,566
Net realized gain (loss)	(46,077)	(50,751)	11,562,453	10,732,066
Net change in unrealized appreciation (depreciation)	772,434	9,894,957	227,431,616	138,976,696
Net increase (decrease) in net assets resulting from operations	3,034,442	11,811,232	261,471,475	166,545,328

DISTRIBUTIONS TO SHAREHOLDERS(a):
Class I	(797,114)	(685,240)	(18,654,170)	(10,646,267)
Class N	(85,403)	(3,572)	(5,492,715)	(3,989,741)
Class R6	(1,116,578)	(1,215,630)	(6,324,648)	(2,736,853)
Total distributions	(1,999,095)	(1,904,442)	(30,471,533)	(17,372,861)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	19,357,361	18,560,003	810,293,817	326,890,251
Reinvestment of distributions	797,114	685,240	18,133,691	10,296,185
Cost of shares redeemed	(6,113,073)	(13,430,020)	(267,178,907)	(155,458,852)
Net increase (decrease) from capital transactions	14,041,402	5,815,223	561,248,601	181,727,584
CLASS N
Proceeds from shares sold	3,893,025	4,746,198	186,299,595	101,293,568
Reinvestment of distributions	85,403	3,572	5,487,991	3,988,957
Cost of shares redeemed	(979,905)	(271,772)	(162,802,126)	(126,268,724)
Net increase (decrease) from capital transactions	2,998,523	4,477,998	28,985,460	(20,986,199)
CLASS R6
Proceeds from shares sold	12,953,829	10,548,840	149,983,329	66,260,633
Reinvestment of distributions	1,114,827	1,215,630	6,238,950	2,735,594
Cost of shares redeemed	(8,789,957)	(15,985,275)	(87,148,011)	(21,617,756)
Net increase (decrease) from capital transactions	5,278,699	(4,220,805)	69,074,268	47,378,471
Net increase (decrease) in net assets resulting from capital transactions	22,318,624	6,072,416	659,308,329	208,119,856
Total increase (decrease) in net assets	23,353,971	15,979,206	890,308,271	357,292,323

NET ASSETS:
Beginning of period	105,765,496	89,786,290	1,230,607,084	873,314,761
End of period	$129,119,467	$105,765,496	$2,120,915,355	$1,230,607,084

The accompanying notes are an integral part of these financial statements.	(continued on p. 240)

AQR Funds	Annual Report	September 2018

Statements of Changes in Net Assets	September 30, 2018

	AQR TM INTERNATIONAL MOMENTUM STYLE FUND		AQR LARGE CAP DEFENSIVE STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2017

CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	3,220,835	2,762,443	43,542,452	33,090,713
Shares sold	1,378,829	1,550,374	40,283,448	19,100,641
Shares issued on reinvestment of distributions	57,512	60,856	947,919	637,535
Shares redeemed	(435,944)	(1,152,838)	(13,828,860)	(9,286,437)
Shares outstanding, end of period	4,221,232	3,220,835	70,944,959	43,542,452
CLASS N
Shares outstanding, beginning of period	352,156	13,105	13,152,323	14,418,150
Shares sold	279,751	359,329	9,463,472	5,985,115
Shares issued on reinvestment of distributions	6,193	318	287,329	247,147
Shares redeemed	(70,201)	(20,596)	(8,252,112)	(7,498,089)
Shares outstanding, end of period	567,899	352,156	14,651,012	13,152,323
CLASS R6
Shares outstanding, beginning of period	4,159,523	4,552,606	10,858,002	8,114,231
Shares sold	925,199	856,159	7,774,083	3,882,814
Shares issued on reinvestment of distributions	80,668	108,249	326,818	169,702
Shares redeemed	(625,522)	(1,357,491)	(4,339,926)	(1,308,745)
Shares outstanding, end of period	4,539,868	4,159,523	14,618,977	10,858,002

(a)	As disclosed in Note 14, the AQR Funds adopted amendments to Regulation S-X included in the Securities and Exchange Commission’s Disclosure Update and Simplification rule. Accordingly, the prior year distributions have been revised to conform to current period presentation. Please refer to Note 5 to review the character of each respective Funds’ distributable earnings for the year ended September 30, 2017, which was previously reported in the Statement of Changes of Net Assets prior to the adoption of the Disclosure Update and Simplification rule.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Statements of Changes in Net Assets	September 30, 2018

	AQR INTERNATIONAL DEFENSIVE STYLE FUND		AQR EMERGING DEFENSIVE STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2017
OPERATIONS:
Net investment income (loss)	$4,695,024	$3,846,795	$1,521,046	$1,143,552
Net realized gain (loss)	18,479	432,068	(442,833)	(871,477)
Net change in unrealized appreciation (depreciation)	1,444,405	14,750,315	1,090,686	5,963,387
Net increase (decrease) in net assets resulting from operations	6,157,908	19,029,178	2,168,899	6,235,462

DISTRIBUTIONS TO SHAREHOLDERS(a):
Class I	(3,331,251)	(1,376,647)	(1,062,921)	(775,009)
Class N	(496,071)	(325,467)	(73,559)	(2,256)
Class R6	(542,164)	(216,668)	(3,683)	(3,159)
Total distributions	(4,369,486)	(1,918,782)	(1,140,163)	(780,424)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	55,344,839	59,917,668	19,640,073	20,433,053
Reinvestment of distributions	3,331,251	1,376,647	1,062,921	774,826
Cost of shares redeemed	(30,897,704)	(24,967,749)	(7,485,865)	(13,445,045)
Net increase (decrease) from capital transactions	27,778,386	36,326,566	13,217,129	7,762,834
CLASS N
Proceeds from shares sold	1,017,221	17,910,739	6,009,703	4,546,034
Reinvestment of distributions	496,071	325,467	73,559	2,256
Cost of shares redeemed	(27,897,011)	(12,515,245)	(1,037,741)	(387,794)
Net increase (decrease) from capital transactions	(26,383,719)	5,720,961	5,045,521	4,160,496
CLASS R6
Proceeds from shares sold	12,207,346	7,431,980	—	—
Reinvestment of distributions	542,164	216,668	3,683	3,159
Cost of shares redeemed	(3,902,657)	(4,545,300)	(19,572)	—
Net increase (decrease) from capital transactions	8,846,853	3,103,348	(15,889)	3,159
Net increase (decrease) in net assets resulting from capital transactions	10,241,520	45,150,875	18,246,761	11,926,489
Total increase (decrease) in net assets	12,029,942	62,261,271	19,275,497	17,381,527

NET ASSETS:
Beginning of period	194,908,643	132,647,372	67,390,649	50,009,122
End of period	$206,938,585	$194,908,643	$86,666,146	$67,390,649

The accompanying notes are an integral part of these financial statements.	(continued on p. 242)

AQR Funds	Annual Report	September 2018

Statements of Changes in Net Assets	September 30, 2018

	AQR INTERNATIONAL DEFENSIVE STYLE FUND		AQR EMERGING DEFENSIVE STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2017

CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	10,933,855	8,004,942	6,592,892	5,639,656
Shares sold	4,112,394	4,874,827	1,993,757	2,394,166
Shares issued on reinvestment of distributions	250,470	122,805	108,683	98,079
Shares redeemed	(2,300,209)	(2,068,719)	(757,344)	(1,539,009)
Shares outstanding, end of period	12,996,510	10,933,855	7,937,988	6,592,892
CLASS N
Shares outstanding, beginning of period	2,216,623	1,704,809	509,044	22,961
Shares sold	74,336	1,474,453	599,651	527,245
Shares issued on reinvestment of distributions	36,342	28,326	7,341	279
Shares redeemed	(2,016,203)	(990,965)	(104,187)	(41,441)
Shares outstanding, end of period	311,098	2,216,623	1,011,849	509,044
CLASS R6
Shares outstanding, beginning of period	1,486,721	1,213,597	22,106	21,705
Shares sold	910,345	619,312	—	—
Shares issued on reinvestment of distributions	40,826	19,363	378	401
Shares redeemed	(289,042)	(365,551)	(1,913)	—
Shares outstanding, end of period	2,148,850	1,486,721	20,571	22,106

(a)	As disclosed in Note 14, the AQR Funds adopted amendments to Regulation S-X included in the Securities and Exchange Commission’s Disclosure Update and Simplification rule. Accordingly, the prior year distributions have been revised to conform to current period presentation. Please refer to Note 5 to review the character of each respective Funds’ distributable earnings for the year ended September 30, 2017, which was previously reported in the Statement of Changes of Net Assets prior to the adoption of the Disclosure Update and Simplification rule.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Statements of Changes in Net Assets	September 30, 2018

	AQR GLOBAL EQUITY FUND		AQR INTERNATIONAL EQUITY FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2017
OPERATIONS:
Net investment income (loss)	$4,670,399	$2,290,063	$8,703,205	$7,839,516
Net realized gain (loss)	(183,515)	11,600,253	2,903,816	27,108,617
Net change in unrealized appreciation (depreciation)	13,990,609	16,779,337	(18,998,017)	40,336,968
Net increase (decrease) in net assets resulting from operations	18,477,493	30,669,653	(7,390,996)	75,285,101

DISTRIBUTIONS TO SHAREHOLDERS(a):
Class I	(5,971,499)	(2,836,396)	(32,028,888)	(15,797,705)
Class N	(93,517)	(135,011)	(1,432,451)	(1,458,842)
Class R6	(8,440,765)	(10,323,682)	(3,935,384)	(671,372)
Total distributions	(14,505,781)	(13,295,089)	(37,396,723)	(17,927,919)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	189,043,769	12,128,871	150,167,056	84,815,575
Reinvestment of distributions	5,948,575	2,835,116	29,711,153	14,138,963
Cost of shares redeemed	(37,557,817)	(10,315,994)	(95,825,332)	(171,249,833)
Net increase (decrease) from capital transactions	157,434,527	4,647,993	84,052,877	(72,295,295)
CLASS N
Proceeds from shares sold	1,143,324	1,153,074	13,150,275	9,270,889
Reinvestment of distributions	93,517	135,011	1,312,338	1,335,280
Cost of shares redeemed	(1,421,316)	(939,549)	(14,711,432)	(37,068,943)
Net increase (decrease) from capital transactions	(184,475)	348,536	(248,819)	(26,462,774)
CLASS R6
Proceeds from shares sold	28,557,257	16,049,836	12,877,931	26,475,529
Reinvestment of distributions	8,440,765	10,323,682	3,935,384	671,372
Cost of shares redeemed	(13,692,590)	(70,541)	(11,544,367)	(2,904,530)
Net increase (decrease) from capital transactions	23,305,432	26,302,977	5,268,948	24,242,371
Net increase (decrease) in net assets resulting from capital transactions	180,555,484	31,299,506	89,073,006	(74,515,698)
Total increase (decrease) in net assets	184,527,196	48,674,070	44,285,287	(17,158,516)

NET ASSETS:
Beginning of period	189,972,260	141,298,190	405,055,552	422,214,068
End of period	$374,499,456	$189,972,260	$449,340,839	$405,055,552

The accompanying notes are an integral part of these financial statements.	(continued on p. 244)

AQR Funds	Annual Report	September 2018

Statements of Changes in Net Assets	September 30, 2018

	AQR GLOBAL EQUITY FUND		AQR INTERNATIONAL EQUITY FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2017

CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	4,671,412	4,067,125	29,670,936	36,446,082
Shares sold	20,630,784	1,502,926	13,619,612	8,011,359
Shares issued on reinvestment of distributions	667,629	376,010	2,728,297	1,482,072
Shares redeemed	(4,136,053)	(1,274,649)	(8,704,172)	(16,268,577)
Shares outstanding, end of period	21,833,772	4,671,412	37,314,673	29,670,936
CLASS N
Shares outstanding, beginning of period	255,046	212,001	1,251,644	3,604,797
Shares sold	126,366	141,204	1,137,530	875,834
Shares issued on reinvestment of distributions	10,531	17,978	117,593	137,092
Shares redeemed	(157,776)	(116,137)	(1,287,549)	(3,366,079)
Shares outstanding, end of period	234,167	255,046	1,219,218	1,251,644
CLASS R6
Shares outstanding, beginning of period	16,309,218	13,023,243	3,560,850	1,335,884
Shares sold	3,120,635	1,934,027	1,083,990	2,411,991
Shares issued on reinvestment of distributions	939,952	1,360,169	338,673	66,341
Shares redeemed	(1,501,128)	(8,221)	(989,790)	(253,366)
Shares outstanding, end of period	18,868,677	16,309,218	3,993,723	3,560,850

(a)	As disclosed in Note 14, the AQR Funds adopted amendments to Regulation S-X included in the Securities and Exchange Commission’s Disclosure Update and Simplification rule. Accordingly, the prior year distributions have been revised to conform to current period presentation. Please refer to Note 5 to review the character of each respective Funds’ distributable earnings for the year ended September 30, 2017, which was previously reported in the Statement of Changes of Net Assets prior to the adoption of the Disclosure Update and Simplification rule.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Statements of Changes in Net Assets	September 30, 2018

	AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND		AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE PERIOD 12/14/16*- 9/30/17	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE PERIOD 12/14/16*- 9/30/17
OPERATIONS:
Net investment income (loss)	$153,170	$69,027	$(19,579)	$(2,677)
Net realized gain (loss)	(448,914)	(39,665)	(235,992)	(130,457)
Net change in unrealized appreciation (depreciation)	2,307,841	1,198,320	354,742	244,232
Net increase (decrease) in net assets resulting from operations	2,012,097	1,227,682	99,171	111,098

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings:
Class I	(133,818)	—	(12,632)	—
Class N	(2,636)	—	(3,898)	—
Class R6	(19,501)	—	(13,750)	—
Total	(155,955)	—	(30,280)	—
Return of capital:
Class I	—	—	(1,266)	—
Class N	—	—	(500)	—
Class R6	—	—	(1,160)	—
Total	—	—	(2,926)	—
Total distributions	(155,955)	—	(33,206)	—

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	5,959,715	12,983,234	714,894	1,490,338
Reinvestment of distributions	133,818	—	13,898	—
Cost of shares redeemed	(4,690,532)	(286,671)	(737,762)	(189,170)
Net increase (decrease) from capital transactions	1,403,001	12,696,563	(8,970)	1,301,168
CLASS N
Proceeds from shares sold	146,602	1,186,574	208	652,860
Reinvestment of distributions	2,636	—	4,398	—
Cost of shares redeemed	(473,515)	(302,831)	(8,008)	(92,255)
Net increase (decrease) from capital transactions	(324,277)	883,743	(3,402)	560,605
CLASS R6
Proceeds from shares sold	—	1,754,717	20,000	1,291,979
Reinvestment of distributions	19,501	—	14,910	—
Cost of shares redeemed	(372,902)	—	(56,998)	—
Net increase (decrease) from capital transactions	(353,401)	1,754,717	(22,088)	1,291,979
Net increase (decrease) in net assets resulting from capital transactions	725,323	15,335,023	(34,460)	3,153,752
Total increase (decrease) in net assets	2,581,465	16,562,705	31,505	3,264,850

NET ASSETS:
Beginning of period	16,562,705	—	3,264,850	—
End of period	$19,144,170	$16,562,705	$3,296,355	$3,264,850

The accompanying notes are an integral part of these financial statements.	(continued on p. 246)

AQR Funds	Annual Report	September 2018

Statements of Changes in Net Assets	September 30, 2018

	AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND		AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE PERIOD 12/14/16*- 9/30/17	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE PERIOD 12/14/16*- 9/30/17

CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	1,201,816	—	130,756	—
Shares sold	496,007	1,228,307	69,373	150,276
Shares issued on reinvestment of distributions	11,096	—	1,323	—
Shares redeemed	(388,424)	(26,491)	(70,956)	(19,520)
Shares outstanding, end of period	1,320,495	1,201,816	130,496	130,756
CLASS N
Shares outstanding, beginning of period	90,163	—	55,789	—
Shares sold	11,944	118,572	19	65,305
Shares issued on reinvestment of distributions	218	—	419	—
Shares redeemed	(40,685)	(28,409)	(753)	(9,516)
Shares outstanding, end of period	61,640	90,163	55,474	55,789
CLASS R6
Shares outstanding, beginning of period	174,492	—	129,090	—
Shares sold	—	174,492	1,907	129,090
Shares issued on reinvestment of distributions	1,616	—	1,420	—
Shares redeemed	(31,489)	—	(5,727)	—
Shares outstanding, end of period	144,619	174,492	126,690	129,090

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Statements of Changes in Net Assets	September 30, 2018

	AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND		AQR EMERGING RELAXED CONSTRAINT EQUITY FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE PERIOD 12/14/16*- 9/30/17	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE PERIOD 12/14/16*- 9/30/17
OPERATIONS:
Net investment income (loss)	$1,295,926	$123,723	$414,395	$43,615
Net realized gain (loss)	(3,361,857)	43,434	(3,254,355)	72,887
Net change in unrealized appreciation (depreciation)	(2,523,719)	1,387,106	(1,513,596)	804,369
Net increase (decrease) in net assets resulting from operations	(4,589,650)	1,554,263	(4,353,556)	920,871

DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(179,771)	—	(84,119)	—
Class N	(62,248)	—	(19,157)	—
Class R6	(22,470)	—	(241,766)	—
Total distributions	(264,489)	—	(345,042)	—

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	59,836,354	6,484,383	23,216,965	4,817,453
Reinvestment of distributions	179,771	—	82,736	—
Cost of shares redeemed	(8,145,103)	(76,732)	(4,717,912)	(69,013)
Net increase (decrease) from capital transactions	51,871,022	6,407,651	18,581,789	4,748,440
CLASS N
Proceeds from shares sold	13,627,325	1,816,453	11,184,219	1,797,659
Reinvestment of distributions	62,248	—	19,157	—
Cost of shares redeemed	(1,377,377)	(99,652)	(1,399,406)	(114,361)
Net increase (decrease) from capital transactions	12,312,196	1,716,801	9,803,970	1,683,298
CLASS R6
Proceeds from shares sold	1,012,141	2,099,000	511,840	17,599,000
Reinvestment of distributions	22,470	—	241,766	—
Cost of shares redeemed	(1,560,366)	—	(12,023,206)	—
Net increase (decrease) from capital transactions	(525,755)	2,099,000	(11,269,600)	17,599,000
Net increase (decrease) in net assets resulting from capital transactions	63,657,463	10,223,452	17,116,159	24,030,738
Total increase (decrease) in net assets	58,803,324	11,777,715	12,417,561	24,951,609

NET ASSETS:
Beginning of period	11,777,715	—	24,951,609	—
End of period	$70,581,039	$11,777,715	$37,369,170	$24,951,609

The accompanying notes are an integral part of these financial statements.	(continued on p. 248)

AQR Funds	Annual Report	September 2018

Statements of Changes in Net Assets	September 30, 2018

	AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND		AQR EMERGING RELAXED CONSTRAINT EQUITY FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE PERIOD 12/14/16*- 9/30/17	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE PERIOD 12/14/16*- 9/30/17

CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	559,080	—	406,006	—
Shares sold	4,587,751	565,347	1,651,223	411,586
Shares issued on reinvestment of distributions	13,957	—	6,249	—
Shares redeemed	(648,491)	(6,267)	(360,296)	(5,580)
Shares outstanding, end of period	4,512,297	559,080	1,703,182	406,006
CLASS N
Shares outstanding, beginning of period	156,150	—	154,227	—
Shares sold	1,051,980	164,254	791,443	163,536
Shares issued on reinvestment of distributions	4,844	—	1,448	—
Shares redeemed	(108,472)	(8,104)	(105,225)	(9,309)
Shares outstanding, end of period	1,104,502	156,150	841,893	154,227
CLASS R6
Shares outstanding, beginning of period	207,857	—	1,405,781	—
Shares sold	78,149	207,857	37,048	1,405,781
Shares issued on reinvestment of distributions	1,745	—	18,260	—
Shares redeemed	(124,854)	—	(982,517)	—
Shares outstanding, end of period	162,897	207,857	478,572	1,405,781

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Statements of Cash Flows	September 30, 2018

	AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND	AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND	AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations	$2,012,097	$99,171	$(4,589,650)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Payments to purchase securities	(20,082,755)	(4,308,876)	(118,717,031)
Payments to cover short positions in securities	(7,247,513)	(1,541,688)	(15,675,225)
Proceeds from short positions in securities	7,160,131	1,374,128	33,246,197
Proceeds from sale of securities	19,538,872	4,568,109	39,117,745
(Purchases) sales of short-term investments, net	77,171	(26,196)	(1,717,796)
Realized (gain) loss on investments in securities	(413,025)	(49,220)	2,860,422
Realized (gain) loss on short positions in securities	861,939	285,212	471,196
Change in unrealized (appreciation) depreciation on investments in securities	(2,288,723)	(320,766)	3,395,430
Change in unrealized (appreciation) depreciation on short positions in securities	(19,118)	(33,976)	(858,547)
(Increases) decreases in operating assets
Deposits with brokers for futures contracts	—	—	(75,024)
Foreign tax reclaim	—	—	(66,434)
Dividends	5,216	163	(209,778)
Due from Investment Adviser	1,051	3,087	—
Prepaid expenses	22,730	7,950	6,801
Increases (decreases) in operating liabilities
Variation margin on futures contracts	—	—	12,364
Accrued investment advisory fees	5,549	—	20,837
Accrued distribution fees—Class N	(51)	8	2,319
Dividends payable on securities sold short	4,995	1,063	36,195
Other accrued expenses and liabilities	9,101	9,501	36,700
Net cash provided by (used in) operating activities	$(352,333)	$67,670	$(62,703,279)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares sold	6,126,282	735,102	74,134,634
Payments on shares redeemed	(5,536,949)	(802,768)	(11,032,258)
Net cash provided by (used in) financing activities	$589,333	$(67,666)	$63,102,376
Net change in cash and cash denominated in foreign currencies	237,000	4	399,097
Cash, beginning of period	13,494	33	59,367
Cash, end of period**	$250,494	$37	$458,464

Supplemental disclosure of cash flow information:

Cash paid during the period for interest in the amount of $39,285, $12,944 and $163,526.

Non-cash financing activities consist of reinvestment of distributions in the amount $155,955, $33,206, and $264,489.

**	The following is a reconciliation of cash and cash held in foreign currencies reported within the Statements of Assets and Liabilities that sum to the total of the same such amounts disclosed in the Statements of Cash Flows:

FUND	CASH	CASH DENOMINATED IN FOREIGN CURRENCIES	TOTAL CASH AND CASH DENOMINATED IN FOREIGN CURRENCIES
AQR Large Cap Relaxed Constraint Equity Fund	$250,494	$—	$250,494
AQR Small Cap Relaxed Constraint Equity Fund	37	—	37
AQR International Relaxed Constraint Equity Fund	90,059	368,405	458,464

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Financial Highlights	September 30, 2018

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR LARGE CAP MULTI-STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$16.87	0.23		2.13	2.36	(0.22)	(0.18)	(0.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$14.00	0.22		2.84	3.06	(0.19)	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$13.25	0.19		0.68	0.87	(0.12)	(0.00)[7]	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.36	0.16		(0.15)	0.01	(0.06)	(0.06)	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.09	0.15		2.21	2.36	(0.04)	(0.05)	(0.09)
AQR LARGE CAP MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$16.79	0.18		2.13	2.31	(0.18)	(0.18)	(0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$13.94	0.18		2.82	3.00	(0.15)	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$13.19	0.16		0.68	0.84	(0.09)	(0.00)[7]	(0.09)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.33	0.13		(0.16)	(0.03)	(0.05)	(0.06)	(0.11)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.09	0.11		2.21	2.32	(0.03)	(0.05)	(0.08)
AQR LARGE CAP MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$16.87	0.25		2.13	2.38	(0.24)	(0.18)	(0.42)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$14.00	0.24		2.84	3.08	(0.21)	—	(0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$13.25	0.21		0.68	0.89	(0.14)	(0.00)[7]	(0.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.36	0.18		(0.17)	0.01	(0.06)	(0.06)	(0.12)
FOR THE PERIOD 7/10/14[8]—9/30/14	$13.32	0.04		0.00 [7]	0.04	—	—	—
AQR SMALL CAP MULTI-STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$16.09	0.10		1.27	1.37	(0.12)	(1.46)	(1.58)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$13.96	0.12	[9]	2.39	2.51	(0.14)	(0.24)	(0.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$12.30	0.13		1.56	1.69	(0.03)	(0.00)[7]	(0.03)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.34	0.12	[10]	0.02 [11]	0.14	(0.03)	(0.15)	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.88	0.05	[12]	0.57	0.62	(0.04)	(0.12)	(0.16)
AQR SMALL CAP MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$16.01	0.06		1.28	1.34	(0.07)	(1.46)	(1.53)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$13.90	0.08	[9]	2.37	2.45	(0.10)	(0.24)	(0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$12.25	0.10		1.55	1.65	(0.00)[7]	(0.00)[7]	(0.00)[7]
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.30	0.09	[10]	0.01 [11]	0.10	(0.00)[7]	(0.15)	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.87	0.01	[12]	0.56	0.57	(0.02)	(0.12)	(0.14)
AQR SMALL CAP MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$16.11	0.11		1.29	1.40	(0.14)	(1.46)	(1.60)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$13.98	0.13	[9]	2.39	2.52	(0.15)	(0.24)	(0.39)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$12.31	0.16		1.55	1.71	(0.04)	(0.00)[7]	(0.04)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.35	0.15	[10]	0.00 [7,11]	0.15	(0.04)	(0.15)	(0.19)
FOR THE PERIOD 7/10/14[8]—9/30/14	$12.95	0.01	[12]	(0.61)[11]	(0.60)	—	—	—
AQR INTERNATIONAL MULTI-STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$11.95	0.28		(0.18)	0.10	(0.29)	—	(0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.23	0.24		1.74	1.98	(0.26)	—	(0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$10.21	0.26		(0.09)	0.17	(0.15)	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$11.47	0.27	[10]	(1.26)	(0.99)	(0.19)	(0.08)	(0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.28	0.28		0.01 [11]	0.29	(0.10)	—	(0.10)
AQR INTERNATIONAL MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$11.92	0.24		(0.17)	0.07	(0.26)	—	(0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.20	0.21		1.75	1.96	(0.24)	—	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$10.20	0.23		(0.10)	0.13	(0.13)	—	(0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$11.44	0.24	[10]	(1.25)	(1.01)	(0.15)	(0.08)	(0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.27	0.24		0.01 [11]	0.25	(0.08)	—	(0.08)
AQR INTERNATIONAL MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$11.94	0.29		(0.18)	0.11	(0.30)	—	(0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.22	0.26		1.73	1.99	(0.27)	—	(0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$10.20	0.25		(0.07)	0.18	(0.16)	—	(0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$11.47	0.30	[10]	(1.28)	(0.98)	(0.21)	(0.08)	(0.29)
FOR THE PERIOD 7/10/14[8]—9/30/14	$11.94	0.13		(0.60)	(0.47)	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Financial Highlights	September 30, 2018

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$18.83	14.11%	$507,109	0.44%	0.44%	0.44%	1.28%	64%
$16.87	22.01%	$457,339	0.45%	0.44%	0.44%	1.46%	61%
$14.00	6.61%	$627,269	0.46%	0.45%	0.45%	1.43%	80%
$13.25	0.03%	$490,709	0.54%	0.49%	0.49%	1.17%	59%
$13.36	21.39%	$166,058	0.71%	0.54%	0.54%	1.17%	277%

$18.74	13.83%	$71,104	0.70%	0.70%	0.70%	1.02%	64%
$16.79	21.69%	$62,679	0.71%	0.70%	0.70%	1.19%	61%
$13.94	6.40%	$64,718	0.71%	0.70%	0.70%	1.18%	80%
$13.19	(0.25)%	$59,733	0.79%	0.74%	0.74%	0.93%	59%
$13.33	21.05%	$10,328	1.14%	0.79%	0.79%	0.90%	277%

$18.83	14.20%	$1,366,762	0.35%	0.35%	0.35%	1.37%	64%
$16.87	22.18%	$1,246,028	0.36%	0.35%	0.35%	1.54%	61%
$14.00	6.71%	$792,665	0.37%	0.35%	0.35%	1.52%	80%
$13.25	0.07%	$563,785	0.42%	0.36%	0.36%	1.28%	59%
$13.36	0.30%	$42,256	0.61%	0.44%	0.44%	1.23%	277%

$15.88	9.18%	$61,690	0.66%	0.65%	0.64%	0.63%	64%
$16.09	18.12%	$55,115	0.69%	0.65%	0.65%	0.79%[9]	61%
$13.96	13.74%	$45,483	0.75%	0.65%	0.65%	1.00%	96%
$12.30	1.02%	$26,634	1.17%	0.68%	0.68%	0.88%[10]	228%
$12.34	5.13%	$8,233	2.58%	0.75%	0.75%	0.37%[12]	189%

$15.82	8.94%	$7,795	0.92%	0.90%	0.90%	0.38%	64%
$16.01	17.79%	$8,624	0.94%	0.90%	0.90%	0.53%[9]	61%
$13.90	13.51%	$9,733	0.99%	0.90%	0.90%	0.76%	96%
$12.25	0.72%	$5,681	1.40%	0.93%	0.93%	0.65%[10]	228%
$12.30	4.78%	$1,284	3.27%	1.00%	1.00%	0.11%[12]	189%

$15.91	9.34%	$675,945	0.57%	0.55%	0.55%	0.73%	64%
$16.11	18.17%	$733,984	0.59%	0.55%	0.55%	0.89%[9]	61%
$13.98	13.90%	$687,986	0.62%	0.55%	0.55%	1.23%	96%
$12.31	1.06%	$9,494	0.96%	0.55%	0.55%	1.17%[10]	228%
$12.35	(4.63)%	$95	2.34%	0.65%	0.65%	0.45%[12]	189%

$11.76	0.81%	$82,661	0.64%	0.60%	0.60%	2.36%	61%
$11.95	19.91%	$76,307	0.65%	0.60%[13]	0.60%[13]	2.26%[14]	55%
$10.23	1.62%	$68,288	0.68%	0.59%	0.59%	2.62%	106%
$10.21	(8.78)%	$40,047	0.82%	0.64%	0.64%	2.45%[10]	236%
$11.47	2.53%	$26,729	1.38%	0.70%	0.70%	2.36%	204%

$11.73	0.51%	$6,892	0.89%	0.85%	0.85%	2.04%	61%
$11.92	19.69%	$8,836	0.91%	0.85%[13]	0.85%[13]	1.95%[14]	55%
$10.20	1.28%	$8,491	0.93%	0.85%	0.85%	2.32%	106%
$10.20	(8.92)%	$4,142	1.06%	0.88%	0.88%	2.19%[10]	236%
$11.44	2.19%	$2,756	1.85%	0.95%	0.95%	2.02%	204%

$11.75	0.90%	$329,854	0.54%	0.50%	0.50%	2.44%	61%
$11.94	20.04%	$385,126	0.56%	0.50%[13]	0.50%[13]	2.41%[14]	55%
$10.22	1.71%	$301,294	0.59%	0.50%	0.50%	2.52%	106%
$10.20	(8.68)%	$241,780	0.66%	0.51%	0.51%	2.70%[10]	236%
$11.47	(3.94)%	$26,412	1.34%	0.60%	0.60%	5.13%	204%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Financial Highlights	September 30, 2018

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR EMERGING MULTI-STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$10.71	0.15		(0.51)	(0.36)	(0.18)	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.95	0.18		1.75	1.93	(0.17)	—	(0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.19	0.15		0.81	0.96	(0.20)	—	(0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$9.96	0.27		(1.97)	(1.70)	(0.07)	—	(0.07)
FOR THE PERIOD 5/13/14[15]—9/30/14	$10.00	0.14		(0.18)	(0.04)	—	—	—
AQR EMERGING MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$10.68	0.16		(0.53)	(0.37)	(0.15)	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.93	0.14		1.76	1.90	(0.15)	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.17	0.13		0.81	0.94	(0.18)	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$9.95	0.29		(2.01)	(1.72)	(0.06)	—	(0.06)
FOR THE PERIOD 5/13/14[15]—9/30/14	$10.00	0.14		(0.19)	(0.05)	—	—	—
AQR EMERGING MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$10.72	0.22		(0.56)	(0.34)	(0.19)	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.97	0.19		1.74	1.93	(0.18)	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.20	0.16		0.81	0.97	(0.20)	—	(0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$9.96	0.45		(2.14)	(1.69)	(0.07)	—	(0.07)
FOR THE PERIOD 7/10/14[8]—9/30/14	$10.47	0.05		(0.56)	(0.51)	—	—	—
AQR TM LARGE CAP MULTI-STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$12.09	0.17		1.62	1.79	(0.15)	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.00	0.16		2.05	2.21	(0.12)	(0.00)[7]	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.42	0.15		0.49	0.64	(0.05)	(0.01)	(0.06)
FOR THE PERIOD 2/11/15[15]—9/30/15	$10.00	0.08		(0.66)	(0.58)	—	—	—
AQR TM LARGE CAP MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$12.05	0.14		1.61	1.75	(0.12)	—	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$9.97	0.13		2.05	2.18	(0.10)	(0.00)[7]	(0.10)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.40	0.13		0.48	0.61	(0.03)	(0.01)	(0.04)
FOR THE PERIOD 2/11/15[15]—9/30/15	$10.00	0.06		(0.66)	(0.60)	—	—	—
AQR TM LARGE CAP MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$12.10	0.18		1.63	1.81	(0.16)	—	(0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.01	0.17		2.05	2.22	(0.13)	(0.00)[7]	(0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.42	0.16		0.49	0.65	(0.05)	(0.01)	(0.06)
FOR THE PERIOD 2/11/15[15]—9/30/15	$10.00	0.08		(0.66)	(0.58)	—	—	—
AQR TM SMALL CAP MULTI-STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$12.03	0.07		1.14	1.21	(0.07)	(0.26)	(0.33)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.31	0.09		1.74	1.83	(0.11)	—	(0.11)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.21	0.12	[18]	1.04	1.16	(0.06)	—	(0.06)
FOR THE PERIOD 2/11/15[15]—9/30/15	$10.00	0.05		(0.84)	(0.79)	—	—	—
AQR TM SMALL CAP MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$11.98	0.04		1.14	1.18	(0.04)	(0.26)	(0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.28	0.05		1.74	1.79	(0.09)	—	(0.09)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$ 9.20	0.10	[18]	1.03	1.13	(0.05)	—	(0.05)
FOR THE PERIOD 2/11/15[15]—9/30/15	$10.00	0.04		(0.84)	(0.80)	—	—	—
AQR TM SMALL CAP MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$12.06	0.08		1.14	1.22	(0.08)	(0.26)	(0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.32	0.10		1.76	1.86	(0.12)	—	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.22	0.12	[18]	1.04	1.16	(0.06)	—	(0.06)
FOR THE PERIOD 2/11/15[15]—9/30/15	$10.00	0.06		(0.84)	(0.78)	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Financial Highlights	September 30, 2018

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$10.17	(3.48)%	$34,903	0.87%	0.75%	0.75%	1.33%	60%
$10.71	22.17%	$97,264	0.89%	0.75%	0.75%	1.93%	53%
$8.95	11.97%	$73,793	0.95%	0.75%	0.75%	1.85%	94%
$8.19	(17.14)%	$48,992	1.39%	0.79%	0.79%	2.79%	317%
$9.96	(0.40)%	$11,572	3.30%[16,17]	0.85%	0.85%	3.49%	154%

$10.16	(3.58)%	$5,311	1.12%	1.00%	1.00%	1.42%	60%
$10.68	21.82%	$6,726	1.14%	1.00%	1.00%	1.54%	53%
$8.93	11.72%	$7,600	1.20%	1.00%	1.00%	1.64%	94%
$8.17	(17.34)%	$4,494	1.61%	1.04%	1.04%	2.98%	317%
$9.95	(0.50)%	$2,388	3.55%[16,17]	1.10%	1.10%	3.49%	154%

$10.19	(3.29)%	$268,403	0.77%	0.65%	0.65%	2.02%	60%
$10.72	22.13%	$222,511	0.79%	0.65%	0.65%	2.01%	53%
$8.97	12.13%	$184,112	0.85%	0.65%	0.65%	1.96%	94%
$8.20	(17.06)%	$135,503	0.89%	0.65%	0.65%	4.66%	317%
$9.96	(4.87)%	$95	2.73%[16,17]	0.75%	0.75%	2.09%	154%

$13.73	14.86%	$87,556	0.48%	0.45%	0.45%	1.31%	69%
$12.09	22.33%	$64,006	0.53%	0.45%	0.45%	1.44%	77%
$10.00	6.82%	$39,964	0.59%[16]	0.43%	0.43%	1.57%	173%
$9.42	(5.80)%	$2,087	1.66%[16]	0.46%	0.46%	1.20%	207%

$13.68	14.57%	$2,295	0.74%	0.70%	0.70%	1.05%	69%
$12.05	22.04%	$2,210	0.78%	0.70%	0.70%	1.20%	77%
$9.97	6.48%	$2,165	0.84%[16]	0.69%	0.69%	1.34%	173%
$9.40	(6.00)%	$135	2.48%[16]	0.70%	0.70%	0.99%	207%

$13.75	15.03%	$211,229	0.39%	0.35%	0.35%	1.41%	69%
$12.10	22.37%	$161,560	0.43%	0.35%	0.35%	1.54%	77%
$10.01	6.95%	$98,092	0.53%[16]	0.35%	0.35%	1.63%	173%
$9.42	(5.80)%	$26,703	1.41%[16]	0.36%	0.36%	1.33%	207%

$12.91	10.23%	$25,755	1.06%	0.65%	0.65%	0.56%	80%
$12.03	17.79%	$21,257	1.23%	0.65%	0.65%	0.79%	92%
$10.31	12.64%	$13,792	1.90%[16]	0.64%	0.64%	1.27%[18]	179%
$9.21	(7.90)%	$1,702	5.66%[16]	0.65%	0.65%	0.77%	98%

$12.86	10.00%	$6,512	1.31%	0.90%	0.90%	0.30%	80%
$11.98	17.44%	$5,478	1.47%	0.90%	0.90%	0.48%	92%
$10.28	12.34%	$2,970	2.03%[16]	0.88%	0.88%	1.05%[18]	179%
$9.20	(8.00)%	$128	6.53%[16]	0.92%	0.92%	0.59%	98%

$12.94	10.30%	$2,568	0.96%	0.55%	0.55%	0.66%	80%
$12.06	18.04%	$2,327	1.13%	0.55%	0.55%	0.90%	92%
$10.32	12.63%	$1,973	2.29%[16]	0.55%	0.55%	1.26%[18]	179%
$9.22	(7.80)%	$1,660	6.28%[16]	0.57%	0.57%	0.96%	98%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Financial Highlights	September 30, 2018

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR TM INTERNATIONAL MULTI-STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$11.16	0.25		(0.09)	0.16	(0.27)	—	(0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$9.44	0.23		1.68	1.91	(0.19)	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.40	0.24		(0.08)[11]	0.16	(0.12)	—	(0.12)
FOR THE PERIOD 2/11/15[15]—9/30/15	$10.00	0.18		(0.78)	(0.60)	—	—	—
AQR TM INTERNATIONAL MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$11.12	0.22		(0.09)	0.13	(0.24)	—	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$9.42	0.20		1.68	1.88	(0.18)	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.39	0.22		(0.08)[11]	0.14	(0.11)	—	(0.11)
FOR THE PERIOD 2/11/15[15]—9/30/15	$10.00	0.15		(0.76)	(0.61)	—	—	—
AQR TM INTERNATIONAL MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$11.18	0.26		(0.08)	0.18	(0.28)	—	(0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$9.45	0.24		1.69	1.93	(0.20)	—	(0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.41	0.25		(0.09)[11]	0.16	(0.12)	—	(0.12)
FOR THE PERIOD 2/11/15[15]—9/30/15	$10.00	0.18		(0.77)	(0.59)	—	—	—
AQR TM EMERGING MULTI-STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$11.12	0.23	[19]	(0.59)	(0.36)	(0.18)	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$9.27	0.18		1.88	2.06	(0.21)	—	(0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$ 8.31	0.17		0.82	0.99	(0.03)	—	(0.03)
FOR THE PERIOD 2/11/15[15]—9/30/15	$10.00	0.21		(1.90)	(1.69)	—	—	—
AQR TM EMERGING MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$11.12	0.19	[19]	(0.59)	(0.40)	(0.15)	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$9.28	0.15		1.89	2.04	(0.20)	—	(0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.30	0.17		0.81	0.98	—	—	—
FOR THE PERIOD 2/11/15[15]—9/30/15	$10.00	0.19		(1.89)	(1.70)	—	—	—
AQR TM EMERGING MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$11.13	0.24	[19]	(0.59)	(0.35)	(0.19)	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$9.28	0.19		1.88	2.07	(0.22)	—	(0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.32	0.18		0.82	1.00	(0.04)	—	(0.04)
FOR THE PERIOD 2/11/15[15]—9/30/15	$10.00	0.22		(1.90)	(1.68)	—	—	—
AQR LARGE CAP MOMENTUM STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$22.00	0.19		4.77	4.96	(0.21)	(1.76)	(1.97)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$20.44	0.24		2.88	3.12	(0.32)	(1.24)	(1.56)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$19.96	0.27		1.87	2.14	(0.21)	(1.45)	(1.66)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.89	0.23		(0.10)	0.13	(0.14)	(1.92)	(2.06)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$19.65	0.12		3.12	3.24	(0.13)	(0.87)	(1.00)
AQR LARGE CAP MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$21.98	0.13		4.77	4.90	(0.16)	(1.76)	(1.92)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$20.42	0.19		2.87	3.06	(0.26)	(1.24)	(1.50)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$19.92	0.21		1.88	2.09	(0.14)	(1.45)	(1.59)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.85	0.17		(0.10)	0.07	(0.08)	(1.92)	(2.00)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$19.61	0.06		3.13	3.19	(0.08)	(0.87)	(0.95)
AQR LARGE CAP MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$21.96	0.22		4.75	4.97	(0.23)	(1.76)	(1.99)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$20.41	0.26		2.87	3.13	(0.34)	(1.24)	(1.58)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$19.94	0.29		1.86	2.15	(0.23)	(1.45)	(1.68)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.89	0.23		(0.08)	0.15	(0.18)	(1.92)	(2.10)
FOR THE PERIOD 7/10/14[8]—9/30/14	$21.90	0.04		(0.05)[11]	(0.01)	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Financial Highlights	September 30, 2018

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$11.05	1.39%	$28,704	0.68%	0.60%	0.60%	2.26%	54%
$11.16	20.71%	$25,736	0.71%	0.60%	0.60%	2.31%	52%
$9.44	1.68%	$20,094	0.81%[16]	0.59%	0.58%	2.58%	135%
$9.40	(6.00)%	$3,213	1.42%[16]	0.61%	0.61%	2.85%	172%

$11.01	1.17%	$1,546	0.94%	0.85%	0.85%	1.99%	54%
$11.12	20.39%	$2,078	0.97%	0.85%	0.85%	2.03%	52%
$9.42	1.43%	$1,592	1.07%[16]	0.82%	0.82%	2.41%	135%
$9.39	(6.10)%	$143	2.65%[16]	0.81%	0.81%	2.28%	172%

$11.08	1.56%	$161,422	0.59%	0.50%	0.50%	2.34%	54%
$11.18	20.89%	$151,455	0.62%	0.50%	0.50%	2.42%	52%
$9.45	1.71%	$116,641	0.72%[16]	0.50%	0.50%	2.73%	135%
$9.41	(5.90)%	$41,373	1.22%[16]	0.51%	0.51%	2.81%	172%

$10.58	(3.35)%	$17,266	0.85%	0.74%	0.74%	2.01%[19]	54%
$11.12	22.99%	$17,013	0.86%	0.74%	0.74%	1.89%	51%
$9.21	12.02%	$12,711	0.94%[16]	0.72%	0.72%	2.00%	181%
$8.31	(16.90)%	$2,986	2.66%[16]	0.77%	0.77%	3.46%	173%

$10.57	(3.70)%	$1,675	1.11%	1.00%	1.00%	1.63%[19]	54%
$11.12	22.64%	$2,301	1.12%	1.00%	1.00%	1.58%	51%
$9.28	11.81%	$2,163	1.20%[16]	0.95%	0.95%	2.01%	181%
$8.30	(17.00)%	$881	3.06%[16]	1.03%	1.03%	3.08%	173%

$10.59	(3.27)%	$313,070	0.76%	0.65%	0.65%	2.07%[19]	54%
$11.13	23.05%	$333,540	0.77%	0.65%	0.65%	1.94%	51%
$9.28	12.05%	$272,799	0.87%[16]	0.65%	0.65%	2.09%	181%
$8.32	(16.80)%	$15,381	2.46%[16]	0.67%	0.67%	3.66%	173%

$24.99	23.94%	$986,458	0.40%	0.39%	0.39%	0.84%	66%
$22.00	16.37%	$869,688	0.41%	0.40%	0.40%	1.19%	88%
$20.44	11.12%	$820,914	0.42%	0.40%	0.40%	1.34%	77%
$19.96	0.18%	$874,115	0.50%	0.45%	0.45%	1.06%	90%
$21.89	16.86%	$953,235	0.55%	0.49%	0.49%	0.55%	83%

$24.96	23.61%	$77,381	0.65%	0.65%	0.65%	0.58%	66%
$21.98	16.07%	$59,044	0.66%	0.65%	0.65%	0.94%	88%
$20.42	10.89%	$57,644	0.66%	0.65%	0.65%	1.08%	77%
$19.92	(0.10)%	$68,535	0.77%	0.70%	0.70%	0.81%	90%
$21.85	16.59%	$79,272	0.83%	0.74%	0.74%	0.30%	83%

$24.94	24.06%	$101,971	0.30%	0.30%	0.30%	0.93%	66%
$21.96	16.47%	$65,920	0.31%	0.30%	0.30%	1.28%	88%
$20.41	11.23%	$59,108	0.32%	0.30%	0.30%	1.45%	77%
$19.94	0.28%	$62,973	0.36%	0.31%	0.31%	1.09%	90%
$21.89	(0.05)%	$131	0.48%	0.39%	0.39%	0.75%	83%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Financial Highlights	September 30, 2018

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR SMALL CAP MOMENTUM STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$24.83	0.05	[19]	4.58	4.63	(0.06)	(2.26)	(2.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$20.80	0.10	[9]	4.10	4.20	(0.17)	—	(0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$19.10	0.15		1.79	1.94	(0.16)	(0.08)	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.09	0.15	[10]	0.26 [11]	0.41	(0.04)	(2.36)	(2.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$21.77	0.00	[7,12]	0.73	0.73	(0.06)	(1.35)	(1.41)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$24.82	(0.00)[7,19]		4.58	4.58	—	(2.26)	(2.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$20.68	0.05	[9]	4.09	4.14	—	—	—
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$18.99	0.09		1.78	1.87	(0.10)	(0.08)	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.00	0.09	[10]	0.26 [11]	0.35	—	(2.36)	(2.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$21.73	(0.06)[12]		0.73	0.67	(0.05)	(1.35)	(1.40)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$24.79	0.08	[19]	4.58	4.66	(0.09)	(2.26)	(2.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$20.77	0.12	[9]	4.09	4.21	(0.19)	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$19.09	0.13		1.81	1.94	(0.18)	(0.08)	(0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.10	0.13	[10]	0.29 [11]	0.42	(0.07)	(2.36)	(2.43)
FOR THE PERIOD 7/10/14[8]—9/30/14	$22.08	0.01	[12]	(0.99)[11]	(0.98)	—	—	—
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$15.50	0.29		0.37	0.66	(0.34)	—	(0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$13.86	0.31		1.65	1.96	(0.32)	—	(0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$13.24	0.25		0.59	0.84	(0.22)	—	(0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.95	0.28		(1.51)	(1.23)	(0.31)	(0.17)	(0.48)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$15.29	0.27	[12]	(0.36)	(0.09)	(0.25)	—	(0.25)
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$15.46	0.26		0.36	0.62	(0.31)	—	(0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$13.82	0.28		1.65	1.93	(0.29)	—	(0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$13.19	0.21		0.60	0.81	(0.18)	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.89	0.25		(1.51)	(1.26)	(0.27)	(0.17)	(0.44)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$15.25	0.22	[12]	(0.35)	(0.13)	(0.23)	—	(0.23)
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$15.49	0.32		0.35	0.67	(0.36)	—	(0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$13.85	0.33		1.65	1.98	(0.34)	—	(0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$13.23	0.27		0.59	0.86	(0.24)	—	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.94	0.33		(1.53)	(1.20)	(0.34)	(0.17)	(0.51)
FOR THE PERIOD 7/10/14[8]—9/30/14	$15.54	0.05	[12]	(0.65)	(0.60)	—	—	—
AQR EMERGING MOMENTUM STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$10.63	0.20		(0.25)	(0.05)	(0.22)	—	(0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.75	0.20		1.81	2.01	(0.13)	—	(0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.29	0.10		0.59	0.69	(0.23)	—	(0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.02	0.20		(1.84)	(1.64)	(0.09)	—	(0.09)
FOR THE PERIOD 5/13/14[15]—9/30/14	$10.00	0.09		(0.07)	0.02	—	—	—
AQR EMERGING MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$10.62	0.17		(0.25)	(0.08)	(0.19)	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.74	0.18		1.80	1.98	(0.10)	—	(0.10)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$ 8.27	0.09		0.59	0.68	(0.21)	—	(0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.01	0.16		(1.82)	(1.66)	(0.08)	—	(0.08)
FOR THE PERIOD 5/13/14[15]—9/30/14	$10.00	0.09		(0.08)	0.01	—	—	—
AQR EMERGING MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$10.64	0.22		(0.27)	(0.05)	(0.22)	—	(0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.76	0.23		1.78	2.01	(0.13)	—	(0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.30	0.14		0.56	0.70	(0.24)	—	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.02	0.19		(1.81)	(1.62)	(0.10)	—	(0.10)
FOR THE PERIOD 7/10/14[8]—9/30/14	$10.63	0.05		(0.66)[11]	(0.61)	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Financial Highlights	September 30, 2018

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$27.14	20.11%	$346,665	0.63%	0.60%	0.60%	0.21%[19]	73%
$24.83	20.30%	$359,470	0.64%	0.60%	0.60%	0.46%[9]	86%
$20.80	10.24%	$317,154	0.65%	0.60%	0.60%	0.77%	85%
$19.10	1.17%	$316,232	0.68%	0.63%	0.62%	0.69%[10]	86%
$21.09	3.07%	$301,173	0.68%	0.65%	0.65%	0.01%[12]	83%

$27.14	19.84%	$2,835	0.85%	0.83%	0.83%	(0.02)%[19]	73%
$24.82	20.02%	$1,720	0.86%	0.82%	0.82%	0.24%[9]	86%
$20.68	9.96%	$1,574	0.91%	0.84%	0.84%	0.47%	85%
$18.99	0.89%	$8,195	0.94%	0.88%	0.87%	0.43%[10]	86%
$21.00	2.83%	$7,189	1.04%	0.90%	0.90%	(0.26)%[12]	83%

$27.10	20.26%	$21,162	0.53%	0.50%	0.50%	0.31%[19]	73%
$24.79	20.39%	$11,914	0.54%	0.50%	0.50%	0.54%[9]	86%
$20.77	10.30%	$8,490	0.56%	0.50%	0.50%	0.69%	85%
$19.09	1.25%	$77,416	0.59%	0.50%	0.50%	0.62%[10]	86%
$21.10	(4.44)%	$96	0.63%	0.55%	0.55%	0.13%[12]	83%

$15.82	4.31%	$348,643	0.60%	0.55%	0.55%	1.84%	65%
$15.50	14.67%	$326,526	0.63%	0.55%[13]	0.55%[13]	2.26%[14]	84%
$13.86	6.40%	$272,002	0.63%	0.55%	0.55%	1.89%	85%
$13.24	(8.40)%	$257,299	0.68%	0.60%	0.60%	1.95%	112%
$14.95	(0.64)%	$279,838	0.71%	0.65%	0.65%	1.73%[12]	98%

$15.77	4.02%	$40,452	0.85%	0.80%	0.80%	1.61%	65%
$15.46	14.38%	$34,030	0.88%	0.80%[13]	0.80%[13]	1.99%[14]	84%
$13.82	6.16%	$30,502	0.87%	0.80%	0.79%	1.59%	85%
$13.19	(8.62)%	$35,343	0.94%	0.85%	0.85%	1.71%	112%
$14.89	(0.91)%	$40,054	1.00%	0.90%	0.90%	1.42%[12]	98%

$15.80	4.34%	$63,978	0.50%	0.45%	0.45%	1.99%	65%
$15.49	14.80%	$45,913	0.53%	0.45%[13]	0.45%[13]	2.35%[14]	84%
$13.85	6.53%	$35,382	0.53%	0.45%	0.45%	1.98%	85%
$13.23	(8.24)%	$31,058	0.55%	0.46%	0.46%	2.31%	112%
$14.94	(3.86)%	$96	0.64%	0.55%	0.55%	1.38%[12]	98%

$10.36	(0.63)%	$8,935	2.19%	0.68%	0.68%	1.76%	110%
$10.63	23.48%	$10,722	2.52%	0.68%	0.68%	2.19%	121%
$8.75	8.53%	$8,784	2.75%	0.65%	0.65%	1.26%	155%
$8.29	(16.45)%	$6,612	2.92%	0.75%	0.75%	2.06%	159%
$10.02	0.20%	$6,260	4.03%[16,17]	0.80%	0.80%	2.27%	72%

$10.35	(0.84)%	$1,148	2.44%	0.94%	0.93%	1.54%	110%
$10.62	23.06%	$1,198	2.73%	0.89%	0.89%	1.99%	121%
$8.74	8.38%	$1,105	2.95%	0.89%	0.89%	1.10%	155%
$8.27	(16.72)%	$1,132	3.17%	1.00%	1.00%	1.68%	159%
$10.01	0.10%	$1,034	4.18%[16,17]	1.05%	1.05%	2.13%	72%

$10.37	(0.56)%	$2,310	2.11%	0.60%	0.60%	2.01%	110%
$10.64	23.52%	$1,772	2.43%	0.60%	0.60%	2.44%	121%
$8.76	8.63%	$938	2.69%	0.60%	0.60%	1.69%	155%
$8.30	(16.34)%	$80	3.02%	0.66%	0.66%	1.93%	159%
$10.02	(5.74)%	$94	3.73%[16,17]	0.70%	0.70%	2.01%	72%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Financial Highlights	September 30, 2018

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR TM LARGE CAP MOMENTUM STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$19.43	0.18		4.63	4.81	(0.16)	—	(0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$16.97	0.20		2.51	2.71	(0.25)	—	(0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$15.54	0.23	[18]	1.35	1.58	(0.15)	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$15.90	0.18		(0.19)	(0.01)	(0.08)	(0.27)	(0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.60	0.09		2.36	2.45	(0.04)	(0.11)	(0.15)
AQR TM LARGE CAP MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$19.36	0.12		4.61	4.73	(0.15)	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$16.92	0.15		2.51	2.66	(0.22)	—	(0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$15.50	0.20	[18]	1.36	1.56	(0.14)	—	(0.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$15.86	0.15		(0.20)	(0.05)	(0.04)	(0.27)	(0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.57	0.04		2.37	2.41	(0.01)	(0.11)	(0.12)
AQR TM LARGE CAP MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$19.41	0.20		4.63	4.83	(0.18)	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$16.95	0.22		2.51	2.73	(0.27)	—	(0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$15.54	0.24	[18]	1.36	1.60	(0.19)	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$15.90	0.19		(0.19)	0.00 [7]	(0.09)	(0.27)	(0.36)
FOR THE PERIOD 7/10/14[8]—9/30/14	$15.78	0.03		0.09	0.12	—	—	—
AQR TM SMALL CAP MOMENTUM STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$19.06	0.04		3.52	3.56	(0.05)	(0.01)	(0.06)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$15.86	0.08		3.24	3.32	(0.12)	—	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$14.51	0.12		1.33	1.45	(0.10)	—	(0.10)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.72	0.11	[10]	0.23 [11]	0.34	(0.01)	(0.54)	(0.55)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$14.85	0.01		0.15	0.16	(0.04)	(0.25)	(0.29)
AQR TM SMALL CAP MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$18.96	(0.01)		3.49	3.48	(0.04)	(0.01)	(0.05)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$15.79	0.03		3.23	3.26	(0.09)	—	(0.09)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$14.44	0.10		1.33	1.43	(0.08)	—	(0.08)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.67	0.07	[10]	0.24 [11]	0.31	—	(0.54)	(0.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$14.81	(0.03)		0.14	0.11	(0.00)[7]	(0.25)	(0.25)
AQR TM SMALL CAP MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$19.06	0.07		3.51	3.58	(0.07)	(0.01)	(0.08)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$15.86	0.10		3.23	3.33	(0.13)	—	(0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$14.50	0.14		1.34	1.48	(0.12)	—	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.72	0.12	[10]	0.24 [11]	0.36	(0.04)	(0.54)	(0.58)
FOR THE PERIOD 7/10/14[8]—9/30/14	$15.45	0.01		(0.74)[11]	(0.73)	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Financial Highlights	September 30, 2018

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$24.08	24.87%	$112,851	0.45%	0.40%	0.40%	0.82%	50%
$19.43	16.16%	$87,151	0.48%	0.40%	0.40%	1.14%	57%
$16.97	10.22%	$67,397	0.49%	0.40%	0.40%	1.39%[18]	49%
$15.54	(0.16)%	$56,141	0.65%	0.48%	0.48%	1.08%	62%
$15.90	18.15%	$101,336	0.69%	0.54%	0.54%	0.57%	153%

$23.94	24.53%	$13,548	0.70%	0.65%	0.65%	0.57%	50%
$19.36	15.89%	$8,524	0.70%	0.65%	0.65%	0.78%	57%
$16.92	10.11%	$161	0.65%	0.56%	0.56%	1.22%[18]	49%
$15.50	(0.39)%	$147	0.75%	0.64%	0.64%	0.89%	62%
$15.86	17.81%	$137	1.60%	0.79%	0.79%	0.30%	153%

$24.06	25.00%	$102,013	0.35%	0.30%	0.30%	0.92%	50%
$19.41	16.30%	$84,514	0.38%	0.30%	0.30%	1.25%	57%
$16.95	10.32%	$80,190	0.39%	0.30%	0.30%	1.48%[18]	49%
$15.54	(0.09)%	$70,197	0.43%	0.31%	0.31%	1.15%	62%
$15.90	0.76%	$101	0.67%	0.44%	0.44%	0.77%	153%

$22.56	18.75%	$62,800	0.81%	0.60%	0.60%	0.22%	67%
$19.06	21.02%	$47,847	0.92%	0.60%	0.60%	0.47%	69%
$15.86	10.07%	$33,229	1.10%	0.60%	0.60%	0.83%	92%
$14.51	2.13%	$19,992	1.34%	0.64%	0.64%	0.68%[10]	111%
$14.72	0.98%	$14,690	1.61%	0.70%	0.70%	0.04%	154%

$22.39	18.43%	$5,720	1.06%	0.85%	0.85%	(0.04)%	67%
$18.96	20.73%	$3,230	1.12%	0.84%	0.84%	0.15%	69%
$15.79	9.95%	$154	1.26%	0.76%	0.76%	0.65%	92%
$14.44	1.90%	$127	1.49%	0.86%	0.86%	0.45%[10]	111%
$14.67	0.69%	$125	2.44%	0.95%	0.95%	(0.21)%	154%

$22.56	18.85%	$228	0.71%	0.50%	0.50%	0.32%	67%
$19.06	21.11%	$200	0.83%	0.50%	0.50%	0.58%	69%
$15.86	10.24%	$166	1.00%	0.50%	0.50%	0.92%	92%
$14.50	2.23%	$97	1.24%	0.54%	0.54%	0.77%[10]	111%
$14.72	(4.72)%	$95	1.65%	0.60%	0.60%	0.22%	154%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Financial Highlights	September 30, 2018

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR TM INTERNATIONAL MOMENTUM STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$13.70	0.27		0.13	0.40	(0.24)	—	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$12.27	0.27		1.45	1.72	(0.29)	—	(0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$11.70	0.23		0.49	0.72	(0.15)	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.09	0.20		(1.28)	(1.08)	(0.25)	(0.06)	(0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.18	0.23	[12]	(0.10)	0.13	(0.06)	(0.16)	(0.22)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$13.63	0.24		0.13	0.37	(0.23)	—	(0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$12.22	0.27		1.41	1.68	(0.27)	—	(0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$11.68	0.19		0.51	0.70	(0.16)	—	(0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.06	0.21		(1.30)	(1.09)	(0.23)	(0.06)	(0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.15	0.17	[12]	(0.08)	0.09	(0.02)	(0.16)	(0.18)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$13.67	0.27		0.14	0.41	(0.25)	—	(0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$12.24	0.28		1.45	1.73	(0.30)	—	(0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$11.70	0.23		0.50	0.73	(0.19)	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.09	0.31		(1.37)	(1.06)	(0.27)	(0.06)	(0.33)
FOR THE PERIOD 7/10/14[8]—9/30/14	$13.66	0.03	[12]	(0.60)	(0.57)	—	—	—
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$18.23	0.30		3.10	3.40	(0.27)	(0.18)	(0.45)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$15.71	0.29		2.55	2.84	(0.23)	(0.09)	(0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$14.64	0.27		1.70	1.97	(0.14)	(0.76)	(0.90)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.07	0.24		1.04	1.28	(0.29)	(0.42)	(0.71)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$12.20	0.20		1.79	1.99	(0.08)	(0.04)	(0.12)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$18.18	0.25		3.09	3.34	(0.23)	(0.18)	(0.41)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$15.68	0.25		2.54	2.79	(0.20)	(0.09)	(0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$14.64	0.23		1.70	1.93	(0.13)	(0.76)	(0.89)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.04	0.20		1.05	1.25	(0.23)	(0.42)	(0.65)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$12.19	0.17		1.79	1.96	(0.07)	(0.04)	(0.11)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$18.21	0.32		3.09	3.41	(0.29)	(0.18)	(0.47)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$15.69	0.30		2.55	2.85	(0.24)	(0.09)	(0.33)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$14.62	0.29		1.69	1.98	(0.15)	(0.76)	(0.91)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.07	0.26		1.03	1.29	(0.32)	(0.42)	(0.74)
FOR THE PERIOD 9/02/14[8]—9/30/14	$14.13	0.02		(0.08)[11]	(0.06)	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Financial Highlights	September 30, 2018

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$13.86	2.93%	$58,512	0.70%	0.55%	0.55%	1.90%	34%
$13.70	14.49%	$44,119	0.74%	0.55%[13]	0.55%[13]	2.22%[14]	62%
$12.27	6.18%	$33,887	0.76%	0.55%	0.55%	1.90%	87%
$11.70	(8.36)%	$23,699	0.94%	0.65%	0.65%	1.57%	147%
$13.09	0.97%	$81,624	0.91%	0.70%	0.70%	1.73%[12]	185%

$13.77	2.75%	$7,817	0.95%	0.80%	0.80%	1.75%	34%
$13.63	14.23%	$4,800	0.95%	0.80%[13]	0.80%[13]	2.08%[14]	62%
$12.22	6.01%	$160	0.93%	0.72%	0.72%	1.61%	87%
$11.68	(8.51)%	$103	1.03%	0.79%	0.78%	1.69%	147%
$13.06	0.69%	$112	1.92%	0.95%	0.95%	1.26%[12]	185%

$13.83	3.03%	$62,790	0.60%	0.45%	0.45%	1.95%	34%
$13.67	14.66%	$56,847	0.65%	0.45%[13]	0.45%[13]	2.27%[14]	62%
$12.24	6.25%	$55,739	0.66%	0.45%	0.45%	1.97%	87%
$11.70	(8.25)%	$48,003	0.70%	0.46%	0.46%	2.40%	147%
$13.09	(4.17)%	$96	0.94%	0.60%	0.60%	1.13%[12]	185%

$21.18	18.92%	$1,502,430	0.39%	0.39%	0.39%	1.52%	18%
$18.23	18.32%	$793,828	0.41%	0.40%	0.40%	1.69%	16%
$15.71	14.00%	$519,984	0.42%	0.39%	0.39%	1.79%	8%
$14.64	9.13%	$158,468	0.55%	0.45%	0.45%	1.65%	24%
$14.07	16.44%	$224,826	0.62%	0.49%	0.49%	1.51%	16%

$21.11	18.58%	$309,274	0.65%	0.64%	0.64%	1.27%	18%
$18.18	17.99%	$239,074	0.67%	0.65%	0.65%	1.46%	16%
$15.68	13.70%	$226,020	0.68%	0.65%	0.65%	1.53%	8%
$14.64	8.97%	$30,629	0.81%	0.70%	0.70%	1.38%	24%
$14.04	16.16%	$28,843	0.92%	0.74%	0.74%	1.26%	16%

$21.15	18.99%	$309,211	0.30%	0.30%	0.30%	1.61%	18%
$18.21	18.43%	$197,705	0.32%	0.30%	0.30%	1.79%	16%
$15.69	14.13%	$127,311	0.33%	0.30%	0.30%	1.87%	8%
$14.62	9.23%	$109	0.45%	0.35%	0.34%	1.76%	24%
$14.07	(0.42)%	$100	0.54%	0.39%	0.39%	1.69%	16%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Financial Highlights	September 30, 2018

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$13.27	0.32	[19]	0.10	0.42	(0.29)	(0.02)	(0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$12.10	0.30	[9]	1.04	1.34	(0.17)	—	(0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$10.95	0.29		1.09	1.38	(0.23)	—	(0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.37	0.28		(1.10)	(0.82)	(0.32)	(0.28)	(0.60)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.88	0.31		0.47	0.78	(0.17)	(0.12)	(0.29)
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$13.58	0.26	[19]	0.14	0.40	(0.25)	(0.02)	(0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$12.40	0.28	[9]	1.06	1.34	(0.16)	—	(0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$11.20	0.30		1.09	1.39	(0.19)	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.35	0.23		(1.10)	(0.87)	—	(0.28)	(0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.88	0.27		0.47	0.74	(0.15)	(0.12)	(0.27)
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$13.26	0.34	[19]	0.10	0.44	(0.30)	(0.02)	(0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$12.09	0.31	[9]	1.03	1.34	(0.17)	—	(0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$10.94	0.36		1.03	1.39	(0.24)	—	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.37	0.29		(1.10)	(0.81)	(0.34)	(0.28)	(0.62)
FOR THE PERIOD 9/02/14[8]—9/30/14	$13.02	0.03		(0.68)[11]	(0.65)	—	—	—
AQR EMERGING DEFENSIVE STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$ 9.44	0.19		0.17	0.36	(0.16)	—	(0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.80	0.17		0.61	0.78	(0.14)	—	(0.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.21	0.16		0.69	0.85	(0.26)	—	(0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.46	0.19		(2.26)	(2.07)	(0.18)	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$10.27	0.25	[12]	0.03 [11]	0.28	(0.09)	(0.00)[7]	(0.09)
AQR EMERGING DEFENSIVE STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$9.67	0.19		0.14	0.33	(0.14)	—	(0.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$9.00	0.20		0.59	0.79	(0.12)	—	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.34	0.15		0.70	0.85	(0.19)	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.45	0.12		(2.23)	(2.11)	—	—	—
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$10.26	0.18	[12]	0.08 [11]	0.26	(0.07)	(0.00)[7]	(0.07)
AQR EMERGING DEFENSIVE STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$9.42	0.19		0.17	0.36	(0.17)	—	(0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.77	0.18		0.62	0.80	(0.15)	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.21	0.17		0.67	0.84	(0.28)	—	(0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.46	0.21		(2.27)	(2.06)	(0.19)	—	(0.19)
FOR THE PERIOD 9/02/14[8]—9/30/14	$11.15	0.03	[12]	(0.72)	(0.69)	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Financial Highlights	September 30, 2018

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$13.38	3.15%	$173,932	0.63%	0.55%	0.55%	2.41%[19]	21%
$13.27	11.29%	$145,091	0.67%	0.55%[13]	0.55%[13]	2.43%[9,14]	3%
$12.10	12.84%	$96,844	0.83%	0.54%	0.54%	2.51%	83%
$10.95	(6.89)%	$34,191	1.11%	0.60%	0.60%	2.40%	47%
$12.37	6.68%	$27,316	1.24%	0.65%	0.65%	2.53%	57%

$13.71	2.90%	$4,266	0.88%	0.80%	0.80%	1.84%[19]	21%
$13.58	11.01%	$30,102	0.92%	0.80%[13]	0.80%[13]	2.21%[9,14]	3%
$12.40	12.59%	$21,135	1.08%	0.79%	0.78%	2.51%	83%
$11.20	(7.15)%	$141	1.43%	0.86%	0.86%	1.94%	47%
$12.35	6.32%	$462	1.85%	0.90%	0.90%	2.18%	57%

$13.38	3.32%	$28,741	0.53%	0.45%	0.45%	2.54%[19]	21%
$13.26	11.38%	$19,716	0.57%	0.45%[13]	0.45%[13]	2.57%[9,14]	3%
$12.09	12.95%	$14,668	0.67%	0.45%	0.45%	3.06%	83%
$10.94	(6.78)%	$89	1.01%	0.50%	0.50%	2.45%	47%
$12.37	(4.99)%	$95	1.23%	0.55%	0.55%	3.49%	57%

$9.64	3.77%	$76,491	0.97%	0.70%	0.70%	1.94%	16%
$9.44	9.17%	$62,261	1.07%	0.70%	0.70%	1.99%	17%
$8.80	10.73%	$49,612	1.15%	0.68%	0.68%	1.90%	23%
$8.21	(20.07)%	$27,221	1.12%	0.76%	0.76%	1.92%	117%
$10.46	2.78%	$70,070	1.23%	0.85%	0.85%	2.35%[12]	124%

$9.86	3.39%	$9,977	1.22%	0.95%	0.95%	1.95%	16%
$9.67	9.04%	$4,922	1.28%	0.93%	0.93%	2.21%	17%
$9.00	10.42%	$207	1.38%	0.91%	0.91%	1.79%	23%
$8.34	(20.19)%	$54	1.40%	1.03%	1.03%	1.22%	117%
$10.45	2.60%	$1,017	1.68%	1.10%	1.10%	1.73%[12]	124%

$9.61	3.76%	$198	0.87%	0.60%	0.60%	1.94%	16%
$9.42	9.40%	$208	0.97%	0.60%	0.60%	2.02%	17%
$8.77	10.67%	$190	1.05%	0.60%	0.60%	2.06%	23%
$8.21	(19.96)%	$75	1.08%	0.66%	0.65%	2.16%	117%
$10.46	(6.19)%	$94	1.36%	0.70%	0.70%	4.04%[12]	124%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Financial Highlights	September 30, 2018

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR GLOBAL EQUITY FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$8.89	0.13		0.54	0.67	(0.08)	(0.37)	(0.45)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.12	0.11		1.43	1.54	(0.18)	(0.59)	(0.77)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$7.80	0.10		0.76	0.86	(0.12)	(0.42)	(0.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$8.91	0.12	[10]	(0.23)	(0.11)	(0.15)	(0.85)	(1.00)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.33	0.15	[12]	1.13	1.28	(0.39)	(5.31)	(5.70)
AQR GLOBAL EQUITY FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$8.84	0.09		0.55	0.64	(0.05)	(0.37)	(0.42)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$ 8.07	0.09		1.43	1.52	(0.16)	(0.59)	(0.75)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$7.73	0.10		0.72	0.82	(0.06)	(0.42)	(0.48)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$8.85	0.10	[10]	(0.23)	(0.13)	(0.14)	(0.85)	(0.99)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.27	0.12	[12]	1.12	1.24	(0.35)	(5.31)	(5.66)
AQR GLOBAL EQUITY FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$8.96	0.13		0.55	0.68	(0.08)	(0.37)	(0.45)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.18	0.12		1.45	1.57	(0.20)	(0.59)	(0.79)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$7.85	0.12		0.75	0.87	(0.12)	(0.42)	(0.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$8.96	0.14	[10]	(0.24)	(0.10)	(0.16)	(0.85)	(1.01)
FOR THE PERIOD 1/08/14[8]—9/30/14	$8.70	0.15	[12]	0.11	0.26	—	—	—
AQR INTERNATIONAL EQUITY FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$11.66	0.22	[19]	(0.32)	(0.10)	(0.25)	(0.82)	(1.07)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.17	0.20		1.73	1.93	(0.30)	(0.14)	(0.44)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.61	0.21		0.67	0.88	(0.20)	(0.12)	(0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.99	0.21		(0.71)	(0.50)	(0.33)	(0.55)	(0.88)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.88	0.28	[12]	(0.09)	0.19	(0.22)	(0.86)	(1.08)
AQR INTERNATIONAL EQUITY FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$11.88	0.21	[19]	(0.33)	(0.12)	(0.20)	(0.82)	(1.02)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.35	0.18		1.77	1.95	(0.28)	(0.14)	(0.42)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.77	0.19		0.68	0.87	(0.17)	(0.12)	(0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$11.15	0.17		(0.70)	(0.53)	(0.30)	(0.55)	(0.85)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$12.06	0.25	[12]	(0.10)	0.15	(0.20)	(0.86)	(1.06)
AQR INTERNATIONAL EQUITY FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$12.39	0.24	[19]	(0.35)	(0.11)	(0.26)	(0.82)	(1.08)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.77	0.27		1.81	2.08	(0.32)	(0.14)	(0.46)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$10.16	0.16		0.77	0.93	(0.20)	(0.12)	(0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$11.56	0.18		(0.68)	(0.50)	(0.35)	(0.55)	(0.90)
FOR THE PERIOD 1/08/14[8]—9/30/14	$12.08	0.34	[12]	(0.86)	(0.52)	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Financial Highlights	September 30, 2018

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$9.11	7.65%	$198,954	0.82%	0.80%	0.80%	1.42%	87%
$8.89	20.70%	$41,551	0.89%	0.82%	0.82%	1.37%	88%
$8.12	11.33%	$33,013	0.96%	0.89%	0.89%	1.36%	78%
$7.80	(1.64)%	$34,186	0.90%	0.90%	0.90%	1.49%[10]	73%
$8.91	11.55%	$2,492	1.14%	0.91%	0.91%	1.62%[12]	90%

$9.06	7.36%	$2,120	1.07%	1.05%	1.05%	1.02%	87%
$8.84	20.57%	$2,254	1.14%	1.07%	1.07%	1.09%	88%
$8.07	10.93%	$1,712	1.20%	1.13%	1.12%	1.28%	78%
$7.73	(1.86)%	$765	1.17%	1.17%	1.17%	1.18%[10]	73%
$8.85	11.17%	$1,128	1.60%	1.21%	1.21%	1.28%[12]	90%

$9.19	7.74%	$173,425	0.72%	0.70%	0.70%	1.39%	87%
$8.96	20.98%	$146,167	0.77%	0.70%	0.70%	1.48%	88%
$8.18	11.33%	$106,573	0.77%	0.70%	0.70%	1.59%	78%
$7.85	(1.47)%	$85,017	0.71%	0.70%	0.70%	1.69%[10]	73%
$8.96	2.99%	$76,031	0.73%	0.70%	0.70%	2.23%[12]	90%

$10.49	(1.24)%	$391,509	0.88%	0.86%	0.86%	1.97%[19]	87%
$11.66	19.96%	$346,078	0.98%	0.91%[13]	0.91%[13]	1.89%[14]	83%
$10.17	9.34%	$370,530	0.97%	0.95%	0.95%	2.14%	62%
$9.61	(4.79)%	$320,807	0.92%	0.92%	0.92%	1.98%	84%
$10.99	1.33%	$247,847	0.90%	0.90%	0.90%	2.41%[12]	71%

$10.74	(1.41)%	$13,090	1.10%	1.09%	1.09%	1.85%[19]	87%
$11.88	19.68%	$14,873	1.24%	1.16%[13]	1.16%[13]	1.71%[14]	83%
$10.35	9.04%	$37,297	1.20%	1.18%	1.18%	1.89%	62%
$9.77	(4.99)%	$36,174	1.21%	1.21%	1.21%	1.61%	84%
$11.15	0.96%	$39,336	1.25%	1.25%	1.25%	2.11%[12]	71%

$11.20	(1.23)%	$44,742	0.79%	0.77%	0.77%	2.04%[19]	87%
$12.39	20.20%	$44,105	0.85%	0.81%[13]	0.81%[13]	2.39%[14]	83%
$10.77	9.40%	$14,387	0.77%	0.77%	0.77%	1.57%	62%
$10.16	(4.59)%	$32,648	0.75%	0.75%	0.75%	1.61%	84%
$11.56	(4.30)%	$103,882	0.74%	0.74%	0.74%	3.90%[12]	71%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Financial Highlights	September 30, 2018

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$11.30	0.11		1.24	1.35	(0.11)	—	—	(0.11)
FOR THE PERIOD 12/14/16[15]—9/30/17	$10.00	0.09		1.21	1.30	—	—	—	—
AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$11.27	0.07		1.25	1.32	(0.05)	—	—	(0.05)
FOR THE PERIOD 12/14/16[15]—9/30/17	$10.00	0.06		1.21	1.27	—	—	—	—
AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$11.30	0.12		1.24	1.36	(0.11)	—	—	(0.11)
FOR THE PERIOD 12/14/16[15]—9/30/17	$10.00	0.09		1.21	1.30	—	—	—	—
AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$10.35	(0.06)		0.36	0.30	(0.10)	—	(0.01)	(0.11)
FOR THE PERIOD 12/14/16[15]—9/30/17	$10.00	(0.01)		0.36	0.35	—	—	—	—
AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$10.32	(0.08)		0.36	0.28	(0.07)	—	(0.01)	(0.08)
FOR THE PERIOD 12/14/16[15]—9/30/17	$10.00	(0.03)		0.35	0.32	—	—	—	—
AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$10.35	(0.05)		0.36	0.31	(0.10)	—	(0.01)	(0.11)
FOR THE PERIOD 12/14/16[15]—9/30/17	$10.00	(0.00)[7]		0.35	0.35	—	—	—	—
AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$12.76	0.31	[19]	(0.75)	(0.44)	(0.09)	(0.01)	—	(0.10)
FOR THE PERIOD 12/14/16[15]—9/30/17	$10.00	0.21		2.55	2.76	—	—	—	—
AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$12.73	0.26	[19]	(0.73)	(0.47)	(0.08)	(0.01)	—	(0.09)
FOR THE PERIOD 12/14/16[15]—9/30/17	$10.00	0.18		2.55	2.73	—	—	—	—
AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$12.77	0.22	[19]	(0.66)	(0.44)	(0.09)	(0.01)	—	(0.10)
FOR THE PERIOD 12/14/16[15]—9/30/17	$10.00	0.21		2.56	2.77	—	—	—	—
AQR EMERGING RELAXED CONSTRAINT EQUITY FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$12.69	0.17	[19]	(0.32)	(0.15)	(0.11)	(0.06)	—	(0.17)
FOR THE PERIOD 12/14/16[15]—9/30/17	$10.00	0.08		2.61	2.69	—	—	—	—
AQR EMERGING RELAXED CONSTRAINT EQUITY FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$12.66	0.15	[19]	(0.34)	(0.19)	(0.08)	(0.06)	—	(0.14)
FOR THE PERIOD 12/14/16[15]—9/30/17	$10.00	0.07		2.59	2.66	—	—	—	—
AQR EMERGING RELAXED CONSTRAINT EQUITY FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$12.70	0.09	[19]	(0.23)	(0.14)	(0.12)	(0.06)	—	(0.18)
FOR THE PERIOD 12/14/16[15]—9/30/17	$10.00	0.07		2.63	2.70	—	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Financial Highlights	September 30, 2018

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$12.54	11.95%	$16,556	2.06%[16]	1.33%	0.80%	0.88%	119%
$11.30	13.00%	$13,575	2.69%[16]	1.40%	0.78%	1.06%	139%

$12.54	11.72%	$773	2.30%[16]	1.56%	1.03%	0.60%	119%
$11.27	12.70%	$1,016	4.22%[16]	1.65%	1.03%	0.72%	139%

$12.55	12.09%	$1,815	1.98%[16]	1.23%	0.70%	0.97%	119%
$11.30	13.00%	$1,972	3.94%[16]	1.32%	0.70%	1.02%	139%

$10.54	2.86%	$1,376	5.29%[16]	1.70%	0.98%	(0.57)%	135%
$10.35	3.50%	$1,353	6.62%[16]	1.41%	0.98%	(0.10)%	124%

$10.52	2.70%	$584	5.58%[16]	1.94%	1.22%	(0.81)%	135%
$10.32	3.20%	$576	6.82%[16]	1.64%	1.22%	(0.34)%	124%

$10.55	3.04%	$1,336	5.27%[16]	1.62%	0.90%	(0.48)%	135%
$10.35	3.50%	$1,336	6.53%[16]	1.33%	0.90%	(0.02)%	124%

$12.22	(3.45)%	$55,144	2.12%[16]	1.94%	0.95%	2.44%[19]	106%
$12.76	27.60%	$7,136	3.81%[16]	1.88%	0.94%	2.28%	162%

$12.17	(3.68)%	$13,444	2.38%[16]	2.19%	1.20%	2.00%[19]	106%
$12.73	27.30%	$1,988	4.19%[16]	2.12%	1.18%	1.98%	162%

$12.23	(3.42)%	$1,993	2.16%[16]	1.84%	0.85%	1.72%[19]	106%
$12.77	27.70%	$2,654	4.18%[16]	1.79%	0.85%	2.36%	162%

$12.37	(1.30)%	$21,063	1.57%[16]	1.15%	1.15%	1.24%[19]	168%
$12.69	26.90%	$5,151	3.82%[16]	1.14%	1.14%	0.89%	114%

$12.33	(1.60)%	$10,383	1.81%[16]	1.40%	1.40%	1.13%[19]	168%
$12.66	26.60%	$1,953	4.16%[16]	1.38%	1.38%	0.77%	114%

$12.38	(1.25)%	$5,923	1.49%[16]	1.05%	1.05%	0.67%[19]	168%
$12.70	27.00%	$17,848	3.66%[16]	1.05%	1.05%	0.71%	114%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Financial Highlights	September 30, 2018

*	Annualized for periods less than one year.
[1]	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
[2]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

[3]

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[4]	Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
[5]	Portfolio turnover is not annualized.
[6]	Effective April 1, 2015, Class L Shares were renamed Class I Shares.
[7]	Amount is less than $.005 per share.
[8]	Commencement of offering of shares.
[9]

For the period ended September 30, 2017 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Small Cap Multi-Style Fund—Class I	$0.10	0.63%
AQR Small Cap Multi-Style Fund—Class N	0.06	0.37
AQR Small Cap Multi-Style Fund—Class R6	0.11	0.73
AQR Small Cap Momentum Style Fund—Class I	0.08	0.35
AQR Small Cap Momentum Style Fund—Class N	0.03	0.13
AQR Small Cap Momentum Style Fund—Class R6	0.10	0.43
AQR International Defensive Style Fund—Class I	0.28	2.24
AQR International Defensive Style Fund—Class N	0.26	2.02
AQR International Defensive Style Fund—Class R6	0.29	2.38

[10]

For the period ended September 30, 2015 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Small Cap Multi-Style Fund—Class I	$0.10	0.76%
AQR Small Cap Multi-Style Fund—Class N	0.07	0.53
AQR Small Cap Multi-Style Fund—Class R6	0.13	1.05
AQR International Multi-Style Fund—Class I	0.25	2.28
AQR International Multi-Style Fund—Class N	0.22	2.02
AQR International Multi-Style Fund—Class R6	0.28	2.53
AQR Small Cap Momentum Style Fund—Class I	0.13	0.58
AQR Small Cap Momentum Style Fund—Class N	0.07	0.32
AQR Small Cap Momentum Style Fund—Class R6	0.11	0.51
AQR TM Small Cap Momentum Style Fund—Class I	0.09	0.57
AQR TM Small Cap Momentum Style Fund—Class N	0.05	0.34
AQR TM Small Cap Momentum Style Fund—Class R6	0.10	0.66
AQR Global Equity Fund—Class I	0.10	1.26
AQR Global Equity Fund—Class N	0.08	0.95
AQR Global Equity Fund—Class R6	0.12	1.46

[11]

The amount shown for a share outstanding throughout the period is not indicative of the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Financial Highlights	September 30, 2018

[12]

For the period ended September 30, 2014 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Small Cap Multi-Style Fund—Class I	$0.04	0.28%
AQR Small Cap Multi-Style Fund—Class N	(0.00)	0.02
AQR Small Cap Multi-Style Fund—Class R6	(0.00)	0.36
AQR Small Cap Momentum Style Fund—Class I	(0.02)	(0.07)
AQR Small Cap Momentum Style Fund—Class N	(0.08)	(0.34)
AQR Small Cap Momentum Style Fund—Class R6	(0.01)	0.05
AQR International Momentum Style Fund—Class I	0.25	1.57
AQR International Momentum Style Fund—Class N	0.20	1.26
AQR International Momentum Style Fund—Class R6	0.03	1.22
AQR TM International Momentum Style Fund—Class I	0.22	1.63
AQR TM International Momentum Style Fund—Class N	0.16	1.16
AQR TM International Momentum Style Fund—Class R6	0.02	1.03
AQR Emerging Defensive Style Fund—Class I	0.23	2.13
AQR Emerging Defensive Style Fund—Class N	0.16	1.51
AQR Emerging Defensive Style Fund—Class R6	0.01	3.82
AQR Global Equity Fund—Class I	0.14	1.50
AQR Global Equity Fund—Class N	0.11	1.16
AQR Global Equity Fund—Class R6	0.14	2.11
AQR International Equity Fund—Class I	0.26	2.22
AQR International Equity Fund—Class N	0.23	1.92
AQR International Equity Fund—Class R6	0.32	3.71

[13]	Excludes impact of IRS closing agreement tax expense.
[14]	Includes impact of IRS closing agreement reimbursement.
[15]	Commencement of operations.
[16]	Certain expenses incurred by the Fund were not annualized for the period.
[17]	Ratios are disproportionate between classes due to size of net assets and fixed expenses.
[18]

For the period ended September 30, 2016 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR TM Small Cap Multi-Style Fund—Class I	$0.11	1.14%
AQR TM Small Cap Multi-Style Fund—Class N	0.09	0.92
AQR TM Small Cap Multi-Style Fund—Class R6	0.11	1.13
AQR TM Large Cap Momentum Style Fund—Class I	0.21	1.27
AQR TM Large Cap Momentum Style Fund—Class N	0.18	1.10
AQR TM Large Cap Momentum Style Fund—Class R6	0.22	1.36

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Financial Highlights	September 30, 2018

[19]

For the period ended September 30, 2018 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR TM Emerging Multi-Style Fund—Class I	$0.22	1.90%
AQR TM Emerging Multi-Style Fund—Class N	0.18	1.52
AQR TM Emerging Multi-Style Fund—Class R6	0.23	1.96
AQR Small Cap Momentum Style Fund—Class I	0.03	0.12
AQR Small Cap Momentum Style Fund—Class N	(0.02)	(0.11)
AQR Small Cap Momentum Style Fund—Class R6	0.06	0.22
AQR International Defensive Style Fund-Class I	0.28	2.14
AQR International Defensive Style Fund-Class N	0.22	1.57
AQR International Defensive Style Fund-Class R6	0.30	2.27
AQR International Equity Fund—Class I	0.21	1.86
AQR International Equity Fund—Class N	0.20	1.74
AQR International Equity Fund—Class R6	0.23	1.93
AQR International Relaxed Constraint Equity Fund—Class I	0.29	2.28
AQR International Relaxed Constraint Equity Fund—Class N	0.24	1.84
AQR International Relaxed Constraint Equity Fund—Class R6	0.20	1.56
AQR Emerging Relaxed Constraint Equity Fund—Class I	0.14	1.04
AQR Emerging Relaxed Constraint Equity Fund—Class N	0.12	0.93
AQR Emerging Relaxed Constraint Equity Fund—Class R6	0.06	0.47

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

Notes to Financial Statements	September 30, 2018

1. Organization

AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2018, the Trust consists of thirty-nine active series, twenty-four of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, AQR Emerging Defensive Style Fund, AQR Global Equity Fund, AQR International Equity Fund, AQR Large Cap Relaxed Constraint Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund, AQR International Relaxed Constraint Equity Fund and AQR Emerging Relaxed Constraint Equity Fund. The remaining active series are reported in separate books. AQR Capital Management, LLC (the “Adviser”) serves as the investment adviser of each Fund.

The investment objective for AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR Global Equity Fund, AQR International Equity Fund, AQR Large Cap Relaxed Constraint Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund, AQR International Relaxed Constraint Equity Fund and AQR Emerging Relaxed Constraint Equity Fund is to seek long-term capital appreciation. The investment objective for AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund and AQR Emerging Defensive Style Fund is to seek total return. The investment objective for AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund and AQR TM International Momentum Style Fund is to seek long-term after-tax capital appreciation. Each Fund offers Class I, N and R6 shares.

2. Significant Accounting Policies

The Funds are investment companies and apply specialized accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Certain prior period amounts have been reclassified to reflect current period presentation.

Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 4.

Cash: Cash comprises U.S. Dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.

Due to/from Brokers: Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.

Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. Dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

AQR Funds	Annual Report	September 2018

Notes to Financial Statements	September 30, 2018

Investment Transactions and Related Income: Investment transactions are accounted for on trade date (the date the order to buy or sell is executed). Realized gains and losses on investment transactions are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts using the effective yield method. Dividend income (expense) net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-date dividend notification. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. For inflation-linked bonds, interest income (expense) is earned on the principal amount and adjusted for the changes in the relevant consumer price index.

Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, realized and unrealized gains and losses are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. Each Fund is charged for those expenses that are directly attributable to each Fund. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Funds may be subject to foreign taxes on income, capital gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Offering Cost: Offering costs, including professional fees, printing fees and initial registration, are amortized over a period not longer than twelve months from the date the Funds commenced operations.

Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its taxable net investment income and capital gains, if applicable, to shareholders. Accordingly no provision for Federal income tax is necessary.

The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will materially change in the next twelve months. The returns of the Funds for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination. As of September 30, 2018, the Funds had no examinations in progress.

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital.

Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

AQR Funds	Annual Report	September 2018

Notes to Financial Statements	September 30, 2018

3. Securities and Other Investments

Limited Purpose Cash Investment Fund: Certain Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management (Americas) Inc. (“UBS AM”). The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. Those Funds investing in the LPCI Fund indirectly bear their share of the advisory and operating expenses borne by the LPCI Fund. Section 2a-3 of the 1940 Act defines an affiliated person as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities. The LPCI Fund may be considered an affiliated person of some of the Funds in the Trust. However, the Funds do not invest in the LPCI Fund for the purpose of exercising significant influence over its management, board or policies. A summary of transactions with each affiliated person is included in the Schedules of Investments, if applicable.

Securities Sold Short: Certain Funds may engage in short sales, which is when a Fund sells securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security. When one of the Funds makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, which could be unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms. Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as unrealized gain or loss on the Statements of Operations.

The Funds are required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Daily market fluctuations and trading activity could cause the value of securities sold short to be more or less than the value of the collateral segregated. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.

The net amount of fees incurred are included in the dividend and interest on securities sold short in the Statements of Operations and are as follows:

FUND
AQR Large Cap Relaxed Constraint Equity Fund	$23,233
AQR Small Cap Relaxed Constraint Equity Fund	9,745
AQR International Relaxed Constraint Equity Fund	112,426

Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A change in market value of an open futures contract is recorded in the Statements of Operations as net change in unrealized appreciation (depreciation) on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported in the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin on the Statements of Assets and Liabilities. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

AQR Funds	Annual Report	September 2018

Notes to Financial Statements	September 30, 2018

Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments. Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedules of Investments includes the cumulative appreciation (depreciation), while only the current day’s variation margin is reported within the Statements of Assets and Liabilities. For credit default and interest rate contracts, an up-front payment received by a Fund is recorded as a liability and an up-front payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Up-front payments are amortized over the term of the contract. If there is no up-front payment or receipt, market value will equal unrealized appreciation (depreciation). Periodic payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration or closing of swap contracts in the Statements of Operations. The Funds’ use of swap contracts create additional risks beyond those that would exist if the Funds invested in the underlying positions directly.

Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation (depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Schedule of Investments. The use of short total return swaps subject the Funds to potential unlimited loss. Periodic payments received (paid) by the Funds are recorded as realized gains (losses) from the expiration or closing of swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Total Return Basket Swaps: Certain Funds may enter into a total return basket swap agreement to obtain exposure to a portfolio of long and/or short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The absolute notional value of the total return basket swap represents the accumulated notional value of the underlying long components and absolute notional value of the short components held within the total return basket swap at period end. The notional value of each component represents the market value at period end. The Funds have the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes financing charges and credits related to the notional values of the long and short positions and cash balances within the swap. Finance charges and credits are based on defined market rates plus or minus a specified spread. Positions within the swap are reset periodically, and financing costs are reset monthly. During a reset, any realized gains (losses) from positions, income, proceeds from corporate actions and accrued financing costs may become available for cash settlement between the Funds and the swap counterparty. Prior to the reset, these amounts are included as a component of the swap value in Net cash and other receivables (payables). Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Funds and the counterparty. The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions. A change in the market value of a total return basket swap contract is recognized as net change in unrealized appreciation (depreciation) on swap contracts in the Statements of Operations. Cash settlements between a Fund and the counterparty are recognized as net realized gain (loss) from expiration or closing of swap contracts in the Statements of Operations. Total return basket swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Securities Lending: Certain Funds may lend securities to qualified borrowers approved by the Adviser in order to generate additional income. Securities loaned are collateralized by cash or securities issued by the U.S. Treasury valued at 102% to 105% of the market value of the securities on loan. The Funds may invest cash collateral in money market funds as indicated on the Schedule of Investments. The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses.

Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. In the event of a default by a borrower with respect to any loan, the lending agent will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. If, despite such efforts by the lending agent to exercise these remedies, the Funds sustain losses as a result of a borrower’s default, the lending agent indemnifies the Funds by purchasing replacement securities at its expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in the Securities Lending Agency Agreement between the Funds and the lending agent. Securities lending income, net on the Statement of Operations represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. Certain of the securities on loan may have been sold prior to the close of the reporting period and are included in Receivables for Securities Sold on the Statements of Assets and Liabilities.

AQR Funds	Annual Report	September 2018

Notes to Financial Statements	September 30, 2018

Security loans can be terminated at the discretion of either the lending agent or the Fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. At period end, Funds with investment securities on loan disclose the balance of such securities on loan in the footnotes to the Schedule of Investment. The fair value of the Fund’s investment securities on loan and a related liability for collateral received on securities loaned are both presented gross on the Statement of Assets and Liabilities.

Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.

As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to i.) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, ii.) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.

Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which is referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for centrally cleared swaps and Deposits with brokers for futures contracts on the Statements of Assets and Liabilities. For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statement of Assets and Liabilities as Variation margin on centrally cleared swaps and Variation margin on futures contracts. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination. Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity. Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash).

Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.

Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Segregation of fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities subject to master netting agreements on the Statements of Assets and Liabilities.

4. Investment Valuation and Fair Value Measurements

Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class

AQR Funds	Annual Report	September 2018

Notes to Financial Statements	September 30, 2018

liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).

The Adviser has established a Valuation Committee (the “VC”) to assist the Board with oversight and monitoring of the valuation of the Funds’ investments. This includes administering, implementing and overseeing the continual appropriateness of valuation approaches applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of approaches and techniques, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review the results of back testing and reports for the Board on the results of fair value determinations.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active ready market for the investments existed. These differences could be material.

Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.

Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, in which each security trades and are therefore classified Level 1. Investments in mutual funds are valued daily at their NAVs which are also classified as Level 1.

An equity for which no sales are reported, as in the case of a security that is traded in the over the counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified Level 2. In addition, equities traded outside of the Western Hemisphere are classified Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value.

Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by

AQR Funds	Annual Report	September 2018

Notes to Financial Statements	September 30, 2018

observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities and investment-grade corporate bonds. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are generally based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in 60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the fair value hierarchy.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange their constitutes the principal market or, if no sales occurred on such date, at the bid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.

OTC derivatives, including forward contracts and swap contracts, are fair valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

The value of each total return swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.

The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments:

AQR LARGE CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$1,886,798,655	$—	$—	$1,886,798,655
Securities Lending Collateral	11,270,160	—	—	11,270,160
Short-Term Investments	4,632,220	—	—	4,632,220

Total Assets	$1,902,701,035	$—	$—	$1,902,701,035

AQR Funds	Annual Report	September 2018

Notes to Financial Statements	September 30, 2018

AQR LARGE CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS

LIABILITIES
Futures Contracts*	$(124,860)	$—	$—	$(124,860)

Total Liabilities	$(124,860)	$—	$—	$(124,860)

AQR SMALL CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$723,293,819	$—	$—	$723,293,819
Preferred Stocks	68,366	—	—	68,366
Rights	—	—	627	627
Securities Lending Collateral	48,526,097	—	—	48,526,097
Short-Term Investments	21,603,768	—	—	21,603,768

Total Assets	$793,492,050	$—	$627	$793,492,677

LIABILITIES
Futures Contracts*	$(154,866)	$—	$—	$(154,866)

Total Liabilities	$(154,866)	$—	$—	$(154,866)

AQR INTERNATIONAL MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$36,568,398	$370,937,277	$—	$407,505,675
Short-Term Investments	3,577,234	—	—	3,577,234

Total Assets	$40,145,632	$370,937,277	$—	$411,082,909

LIABILITIES
Futures Contracts*	$(9,809)	$—	$—	$(9,809)

Total Liabilities	$(9,809)	$—	$—	$(9,809)

AQR EMERGING MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$77,366,989	$222,747,435	$—	$300,114,424
Securities Lending Collateral	2,489,424	—	—	2,489,424
Short-Term Investments	7,035,561	—	—	7,035,561
Futures Contracts*	60,750	—	—	60,750

Total Assets	$86,952,724	$222,747,435	$—	$309,700,159

AQR TM LARGE CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$292,115,636	$—	$—	$292,115,636
Securities Lending Collateral	1,618,753	—	—	1,618,753
Short-Term Investments	9,949,723	—	—	9,949,723
Futures Contracts*	24,624	—	—	24,624

Total Assets	$303,708,736	$—	$—	$303,708,736

AQR TM SMALL CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$33,941,699	$—	$—	$33,941,699
Preferred Stocks	2,632	—	—	2,632
Rights	—	—	13	13
Securities Lending Collateral	2,102,658	—	—	2,102,658
Short-Term Investments	886,599	—	—	886,599

Total Assets	$36,933,588	$—	$13	$36,933,601

AQR Funds	Annual Report	September 2018

Notes to Financial Statements	September 30, 2018

AQR TM SMALL CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS

LIABILITIES
Futures Contracts*	$(4,102)	$—	$—		$(4,102)

Total Liabilities	$(4,102)	$—	$—		$(4,102)

AQR TM INTERNATIONAL MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$15,957,658	$168,909,783	$—		$184,867,441
Securities Lending Collateral	52,330	—	—		52,330
Short-Term Investments	4,696,503	—	—		4,696,503
Futures Contracts*	26,906	—	—		26,906

Total Assets	$20,733,397	$168,909,783	$—		$189,643,180

AQR TM EMERGING MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$83,701,221	$237,469,232	$—		$321,170,453
Securities Lending Collateral	2,394,189	—	—		2,394,189
Short-Term Investments	9,203,520	—	—		9,203,520
Futures Contracts*	119,288	—	—		119,288

Total Assets	$95,418,218	$237,469,232	$—		$332,887,450

AQR LARGE CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$1,139,990,311	$—	$—		$1,139,990,311
Securities Lending Collateral	14,715,208	—	—		14,715,208
Short-Term Investments	29,736,678	—	—		29,736,678
Futures Contracts*	99,080	—	—		99,080

Total Assets	$1,184,541,277	$—	$—		$1,184,541,277

AQR SMALL CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$367,301,427	$—	$—	(a)	$367,301,427
Securities Lending Collateral	22,908,891	—	—		22,908,891
Short-Term Investments	3,721,112	—	—		3,721,112
Warrants	—	—	—	(a)	— (a)

Total Assets	$393,931,430	$—	$—	(a)	$393,931,430

LIABILITIES
Futures Contracts*	$(2,170)	$—	$—		$(2,170)

Total Liabilities	$(2,170)	$—	$—		$(2,170)

AQR INTERNATIONAL MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$45,001,820	$390,577,035	$—		$435,578,855
Securities Lending Collateral	2,426,324	—	—		2,426,324
Short-Term Investments	13,193,665	—	—		13,193,665
Futures Contracts*	86,250	—	—		86,250

Total Assets	$60,708,059	$390,577,035	$—		$451,285,094

AQR Funds	Annual Report	September 2018

Notes to Financial Statements	September 30, 2018

AQR EMERGING MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$1,674,607	$10,060,754	$—	(a)	$11,735,361
Exchange-Traded Funds †	478,172	—	—		478,172
Securities Lending Collateral	81,466	—	—		81,466
Short-Term Investments	174,016	—	—		174,016

Total Assets	$2,408,261	$10,060,754	$—	(a)	$12,469,015

AQR TM LARGE CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$220,931,001	$—	$—		$220,931,001
Securities Lending Collateral	2,617,030	—	—		2,617,030
Short-Term Investments	7,353,171	—	—		7,353,171
Futures Contracts*	20,957	—	—		20,957

Total Assets	$230,922,159	$—	$—		$230,922,159

AQR TM SMALL CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$66,908,396	$—	$—		$66,908,396
Securities Lending Collateral	8,721,842	—	—		8,721,842
Short-Term Investments	1,834,124	—	—		1,834,124

Total Assets	$77,464,362	$—	$—		$77,464,362

LIABILITIES
Futures Contracts*	$(12,493)	$—	$—		$(12,493)

Total Liabilities	$(12,493)	$—	$—		$(12,493)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$12,972,790	$111,779,318	$—		$124,752,108
Securities Lending Collateral	1,478,496	—	—		1,478,496
Short-Term Investments	3,657,418	—	—		3,657,418
Futures Contracts*	20,679	—	—		20,679

Total Assets	$18,129,383	$111,779,318	$—		$129,908,701

AQR LARGE CAP DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$2,039,998,037	$—	$—		$2,039,998,037
Securities Lending Collateral	6,537,627	—	—		6,537,627
Short-Term Investments	75,586,336	—	—		75,586,336
Futures Contracts*	45,563	—	—		45,563

Total Assets	$2,122,167,563	$—	$—		$2,122,167,563

AQR INTERNATIONAL DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$23,769,907	$173,198,797	$—		$196,968,704
Securities Lending Collateral	3,863,336	—	—		3,863,336
Short-Term Investments	7,933,286	—	—		7,933,286
Futures Contracts*	63,217	—	—		63,217

Total Assets	$35,629,746	$173,198,797	$—		$208,828,543

AQR Funds	Annual Report	September 2018

Notes to Financial Statements	September 30, 2018

AQR EMERGING DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$13,111,286	$68,653,105	$1		$81,764,392
Securities Lending Collateral	1,225,254	—	—		1,225,254
Short-Term Investments	4,054,121	—	—		4,054,121
Warrants†	—	—	—	(a)	— (a)
Futures Contracts*	52,103	—	—		52,103

Total Assets	$18,442,764	$68,653,105	$1		$87,095,870

AQR GLOBAL EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$212,086,353	$118,219,539	$140		$330,306,032
Short-Term Investments	36,630,939	—	—		36,630,939
Futures Contracts*	2,148,400	—	—		2,148,400
Forward Foreign Currency Exchange Contracts*	—	1,967,768	—		1,967,768
Total Return Swaps Contracts*	—	1,294,075	—		1,294,075

Total Assets	$250,865,692	$121,481,382	$140		$372,347,214

LIABILITIES
Futures Contracts*	$(291,917)	$—	$—		$(291,917)
Forward Foreign Currency Exchange Contracts*	—	(2,413,125)	—		(2,413,125)
Total Return Swaps Contracts*	—	(196,937)	—		(196,937)

Total Liabilities	$(291,917)	$(2,610,062)	$—		$(2,901,979)

AQR INTERNATIONAL EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$—	$392,592,721	$208		$392,592,929
Securities Lending Collateral	261,851	—	—		261,851
Short-Term Investments	44,579,126	—	—		44,579,126
Futures Contracts*	6,302,983	—	—		6,302,983
Forward Foreign Currency Exchange Contracts*	—	1,758,065	—		1,758,065
Total Return Swaps Contracts*	—	861,853	—		861,853

Total Assets	$51,143,960	$395,212,639	$208		$446,356,807

LIABILITIES
Futures Contracts*	$(1,099,416)	$—	$—		$(1,099,416)
Forward Foreign Currency Exchange Contracts*	—	(2,039,425)	—		(2,039,425)
Total Return Swaps Contracts*	—	(696,937)	—		(696,937)

Total Liabilities	$(1,099,416)	$(2,736,362)	$—		$(3,835,778)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$24,172,647	$—	$—		$24,172,647
Exchange-Traded Funds	445,092	—	—		445,092
Short-Term Investments	276,955	—	—		276,955

Total Assets	$24,894,694	$—	$—		$24,894,694

LIABILITIES
Common Stocks (Sold Short)	$(5,654,211)	$—	$—		$(5,654,211)

Total Liabilities	$(5,654,211)	$—	$—		$(5,654,211)

AQR Funds	Annual Report	September 2018

Notes to Financial Statements	September 30, 2018

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$4,239,223	$—	$—		$4,239,223
Exchange-Traded Funds	28,654	—	—		28,654
Rights	—	—	89		89
Short-Term Investments	76,892	—	—		76,892

Total Assets	$4,344,769	$—	$89		$4,344,858

LIABILITIES
Common Stocks (Sold Short)	$(1,007,032)	$—	$—		$(1,007,032)

Total Liabilities	$(1,007,032)	$—	$—		$(1,007,032)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$—	$88,468,539	$—		$88,468,539
Short-Term Investments	1,767,202	—	—		1,767,202
Futures Contracts*	15,643	—	—		15,643

Total Assets	$1,782,845	$88,468,539	$—		$90,251,384

LIABILITIES
Common Stocks (Sold Short)†	$—	$(20,640,421)	$—		$(20,640,421)

Total Liabilities	$—	$(20,640,421)	$—		$(20,640,421)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$10,249,501	$16,369,358	$—	(a)	$26,618,859
Short-Term Investments	9,965,274	—	—		9,965,274
Futures Contracts*	14,479	—	—		14,479
Total Return Basket Swaps Contracts*	—	950,905	—		950,905

Total Assets	$20,229,254	$17,320,263	$—	(a)	$37,549,517

LIABILITIES
Total Return Basket Swaps Contracts*	$—	$(952,230)	$—		$(952,230)

Total Liabilities	$—	$(952,230)	$—		$(952,230)

*	Derivative instruments, including futures, forward foreign currency exchange, total return swap and total return basket swap contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and cleared derivatives.
†	Please refer to the Schedule of Investments to view securities segregated by country.
(a)	Security has zero value.

Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of, or increase in, available market inputs to determine price.

During the period ended September 30, 2018, there were no transfers to or from level 3 for any of the Funds. There were no other Level 3 securities held at period end, except those securities classified as Level 3 in the Schedules of Investments that are considered quantitatively insignificant in the aggregate for the AQR Small Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR Small Cap Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR Emerging Defensive Style Fund, AQR Global Equity Fund, AQR International Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund and AQR Emerging Relaxed Constraint Equity Fund.

The fair market values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value

AQR Funds	Annual Report	September 2018

Notes to Financial Statements	September 30, 2018

measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.

5. Federal Income Tax Matters

At September 30, 2018, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
AQR Large Cap Multi-Style Fund	$1,463,455,390	$456,155,695	$(17,034,910)	$439,120,785
AQR Small Cap Multi-Style Fund	655,682,804	160,449,803	(22,794,796)	137,655,007
AQR International Multi-Style Fund	370,961,679	51,907,361	(11,795,940)	40,111,421
AQR Emerging Multi-Style Fund	266,048,944	57,339,682	(13,688,467)	43,651,215
AQR TM Large Cap Multi-Style Fund	233,178,630	71,982,720	(1,452,614)	70,530,106
AQR TM Small Cap Multi-Style Fund	29,941,952	7,721,474	(733,927)	6,987,547
AQR TM International Multi-Style Fund	162,044,253	31,234,592	(3,635,665)	27,598,927
AQR TM Emerging Multi-Style Fund	260,619,545	79,360,758	(7,092,853)	72,267,905
AQR Large Cap Momentum Style Fund	849,181,732	343,741,475	(8,381,930)	335,359,545
AQR Small Cap Momentum Style Fund	301,190,791	104,212,296	(11,473,827)	92,738,469
AQR International Momentum Style Fund	392,388,118	68,615,419	(9,718,443)	58,896,976
AQR Emerging Momentum Style Fund	10,551,227	2,301,064	(383,276)	1,917,788
AQR TM Large Cap Momentum Style Fund	145,889,804	85,417,323	(384,968)	85,032,355
AQR TM Small Cap Momentum Style Fund	60,386,383	18,658,401	(1,592,915)	17,065,486
AQR TM International Momentum Style Fund	113,060,264	20,641,550	(3,793,113)	16,848,437
AQR Large Cap Defensive Style Fund	1,678,352,325	452,452,454	(8,637,216)	443,815,238
AQR International Defensive Style Fund	187,748,435	28,816,683	(7,736,575)	21,080,108
AQR Emerging Defensive Style Fund	79,279,056	12,782,876	(4,966,062)	7,816,814
AQR Global Equity Fund	326,078,892	54,883,955	(11,517,612)	43,366,343
AQR International Equity Fund	410,785,882	48,944,561	(17,209,414)	31,735,147
AQR Large Cap Relaxed Constraint Equity Fund	15,743,204	4,295,276	(797,997)	3,497,279
AQR Small Cap Relaxed Constraint Equity Fund	2,739,245	893,747	(295,166)	598,581
AQR International Relaxed Constraint Equity Fund	70,896,682	6,556,211	(7,841,930)	(1,285,719)
AQR Emerging Relaxed Constraint Equity Fund	37,482,984	2,123,960	(3,009,657)	(885,697)

The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals, mark to market on passive foreign investment companies (“PFIC”) and non-taxable dividends from fund investments including Real Estate Investment Trusts (“REITs”).

As of September 30, 2018, the components of distributable earnings on a tax basis were as follows:

FUND	CURRENT DISTRIBUTABLE ORDINARY INCOME	CURRENT DISTRIBUTABLE LONG TERM CAPITALGAIN OR TAX BASIS CAPITAL LOSS CARRYFORWARDS	NET UNREALIZED APPRECIATION (DEPRECIATION)	POST OCTOBER CAPITAL OR LATE YEAR ORDINARY LOSS DEFERRALS	OTHER TEMPORARY DIFFERENCES	TOTAL ACCUMULATED EARNINGS
AQR Large Cap Multi-Style Fund	$20,171,137	$76,078,305	$439,120,785	$—	$—	$535,370,227
AQR Small Cap Multi-Style Fund	10,050,029	54,992,179	137,655,007	—	—	202,697,215
AQR International Multi-Style Fund	10,554,570	(8,146,841)	40,153,210	(9,414,416)	—	33,146,523
AQR Emerging Multi-Style Fund	5,945,685	(22,624,168)	43,363,213	(5,326,336)	—	21,358,394
AQR TM Large Cap Multi-Style Fund	2,685,102	(70,709)	70,530,106	—	—	73,144,499
AQR TM Small Cap Multi-Style Fund	104,156	980,370	6,987,547	—	—	8,072,073

AQR Funds	Annual Report	September 2018

Notes to Financial Statements	September 30, 2018

FUND	CURRENT DISTRIBUTABLE ORDINARY INCOME	CURRENT DISTRIBUTABLE LONG TERM CAPITALGAIN OR TAX BASIS CAPITAL LOSS CARRYFORWARDS	NET UNREALIZED APPRECIATION (DEPRECIATION)	POST OCTOBER CAPITAL OR LATE YEAR ORDINARY LOSS DEFERRALS	OTHER TEMPORARY DIFFERENCES	TOTAL ACCUMULATED EARNINGS
AQR TM International Multi-StyleFund	$4,007,131	$(3,352,343)	$27,597,514	$(2,889,529)	$—	$25,362,773
AQR TM Emerging Multi-Style Fund	7,059,380	(5,179,137)	71,914,217	(7,408,518)	—	66,385,942
AQR Large Cap Momentum Style Fund	20,582,919	62,812,281	335,359,526	—	—	418,754,726
AQR Small Cap Momentum Style Fund	1,267,778	53,037,330	92,738,469	(20,207)	—	147,023,370
AQR International Momentum Style Fund	7,486,219	(7,011,474)	58,884,567	(3,777,442)	—	55,581,870
AQR Emerging Momentum Style Fund	228,602	(918,111)	1,915,632	(230,108)	—	996,015
AQR TM Large Cap Momentum Style Fund	1,296,767	(1,276,023)	85,032,355	—	—	85,053,099
AQR TM Small Cap Momentum Style Fund	63,451	4,182,026	17,065,486	(1,314)	—	21,309,649
AQR TM International Momentum Style Fund	2,151,187	(11,860,336)	16,848,006	(834,249)	—	6,304,608
AQR Large Cap Defensive Style Fund	16,976,842	9,709,001	443,815,238	—	—	470,501,081
AQR International Defensive Style Fund	4,067,556	—	21,077,028	(82,321)	—	25,062,263
AQR Emerging Defensive Style Fund	1,423,301	(11,124,405)	7,763,543	(500,411)	—	(2,437,972)
AQR Global Equity Fund	4,193,164	6,114,849	42,874,977	(6,619,171)	(4,159)	46,559,660
AQR International Equity Fund	7,323,584	1,897,898	25,215,957	(1,619,450)	—	32,817,989
AQR Large Cap Relaxed Constraint Equity Fund	103,032	(21,901)	3,497,279	(457,253)	—	3,121,157
AQR Small Cap Relaxed Constraint Equity Fund	—	(135,003)	598,581	(247,915)	—	215,663
AQR International Relaxed Constraint Equity Fund	1,291,288	—	(1,296,009)	(3,259,250)	—	(3,263,971)
AQR Emerging Relaxed Constraint Equity Fund	301,441	—	(883,555)	(3,159,420)	—	(3,741,534)

The differences between book basis and tax basis components of distributable earnings are primarily attributable to wash sales loss deferrals, mark to market on forward foreign currency exchange contracts, mark to market on regulated futures contracts, mark to market on PFIC investments, mark to market on equity swaps, non-taxable dividends from fund investments including REITs, loss deferrals from tax straddles, and capital loss carry forwards.

As of September 30, 2018, the effect of permanent book/tax reclassifications resulted in increase (decrease) to the components of net assets as follows:

FUND	TOTAL DISTRIBUTABLE EARNINGS (LOSS)	PAID-IN CAPITAL
AQR Large Cap Multi-Style Fund	$(8,169,414)	$8,169,414
AQR Small Cap Multi-Style Fund	(4,245,287)	4,245,287
AQR Large Cap Momentum Style Fund	(6,332,880)	6,332,880
AQR Small Cap Momentum Style Fund	(5,271,854)	5,271,854
AQR Global Equity Fund	2,936	(2,936)
AQR Large Cap Relaxed Constraint Equity Fund	5,813	(5,813)
AQR Small Cap Relaxed Constraint Equity Fund	4,359	(4,359)
AQR International Relaxed Constraint Equity Fund	4,337	(4,337)
AQR Emerging Relaxed Constraint Equity Fund	4,553	(4,553)

AQR Funds	Annual Report	September 2018

Notes to Financial Statements	September 30, 2018

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to the difference in tax treatment of certain non deductible expenses and redemptions utilized as distributions. The result of operations and net assets were not affected by the reclassifications.

The tax character of distributions paid during the fiscal year-ends or periods September 30, 2018 and September 30, 2017 were as follows:

	SEPTEMBER 30, 2018			SEPTEMBER 30, 2017
FUND	ORDINARY INCOME	CAPITAL GAINS	RETURN OF CAPITAL	ORDINARY INCOME	CAPITAL GAINS
AQR Large Cap Multi-Style Fund	$24,214,628	$18,502,454	$—	$20,996,010	$—
AQR Small Cap Multi-Style Fund	32,228,573	38,349,960	—	18,062,877	2,420,639
AQR International Multi-Style Fund	11,688,075	—	—	9,797,796	—
AQR Emerging Multi-Style Fund	5,511,423	—	—	5,242,559	—
AQR TM Large Cap Multi-Style Fund	2,988,559	—	—	1,955,676	—
AQR TM Small Cap Multi-Style Fund	229,172	575,538	—	202,577	—
AQR TM International Multi-Style Fund	4,462,834	—	—	2,963,342	—
AQR TM Emerging Multi-Style Fund	5,904,163	—	—	6,858,404	—
AQR Large Cap Momentum Style Fund	9,582,619	77,695,110	—	13,921,995	54,817,139
AQR Small Cap Momentum Style Fund	937,060	33,113,161	—	2,646,468	—
AQR International Momentum Style Fund	8,815,825	—	—	7,689,908	—
AQR Emerging Momentum Style Fund	258,398	—	—	151,578	—
AQR TM Large Cap Momentum Style Fund	1,558,715	—	—	2,192,751	—
AQR TM Small Cap Momentum Style Fund	132,400	48,880	—	257,257	—
AQR TM International Momentum Style Fund	1,999,095	—	—	1,904,442	—
AQR Large Cap Defensive Style Fund	22,563,901	7,907,632	—	13,808,066	3,564,795
AQR International Defensive Style Fund	4,369,486	—	—	1,918,782	—
AQR Emerging Defensive Style Fund	1,140,163	—	—	780,424	—
AQR Global Equity Fund	9,041,338	5,464,443	—	3,231,984	10,063,105
AQR International Equity Fund	26,222,287	11,174,436	—	12,304,977	5,622,942
AQR Large Cap Relaxed Constraint Equity Fund	155,955	—	—	—	—
AQR Small Cap Relaxed Constraint Equity Fund	30,280	—	2,926	—	—
AQR International Relaxed Constraint Equity Fund	264,489	—	—	—	—
AQR Emerging Relaxed Constraint Equity Fund	345,042	—	—	—	—

During the year ended September 30, 2018, the Funds utilized capital loss carryforwards in the amounts listed below:

FUND	SHORT-TERM	LONG-TERM
AQR Large Cap Multi-Style Fund	$12,015,570	$—
AQR International Multi-Style Fund	26,410,701	—
AQR Emerging Multi-Style Fund	12,922,849	1,082,589
AQR TM Large Cap Multi-Style Fund	2,408,822	—
AQR TM International Multi-Style Fund	2,876,241	1,301,700
AQR TM Emerging Multi-Style Fund	6,222,847	—
AQR International Momentum Style Fund	16,345,936	—
AQR Emerging Momentum Style Fund	1,251,262	170,413
AQR TM International Momentum Style Fund	—	1,226,647
AQR Emerging Defensive Style Fund	348,005	—
AQR Large Cap Relaxed Constraint Equity Fund	16,710	3

AQR Funds	Annual Report	September 2018

Notes to Financial Statements	September 30, 2018

As of September 30, 2018, for federal income tax purposes, the following Funds have capital loss carryforwards, with no expiration, available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations.

FUND	SHORT-TERM	LONG-TERM
AQR International Multi-Style Fund	$8,146,841	$—
AQR Emerging Multi-Style Fund	22,624,168	—
AQR TM Large Cap Multi-Style Fund	70,709	—
AQR TM International Multi-Style Fund	3,352,343	—
AQR TM Emerging Multi-Style Fund	5,179,137	—
AQR International Momentum Style Fund	7,011,474	—
AQR Emerging Momentum Style Fund	918,111	—
AQR TM Large Cap Momentum Style Fund	1,276,023	—
AQR TM International Momentum Style Fund	11,860,336	—
AQR Emerging Defensive Style Fund	5,074,221	6,050,184
AQR Large Cap Relaxed Constraint Equity Fund	10,773	11,128
AQR Small Cap Relaxed Constraint Equity Fund	135,003	—

6. Investment Transactions

During the year ended September 30, 2018, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:

FUND	PURCHASES	SALES	SECURITIES SOLD SHORT	COVERS ON SECURITIES SOLD SHORT
AQR Large Cap Multi-Style Fund	$1,205,898,835	$1,257,802,813	$—	$—
AQR Small Cap Multi-Style Fund	459,720,054	565,450,250	—	—
AQR International Multi-Style Fund	279,929,296	322,344,322	—	—
AQR Emerging Multi-Style Fund	192,166,551	191,268,944	—	—
AQR TM Large Cap Multi-Style Fund	215,358,106	179,983,159	—	—
AQR TM Small Cap Multi-Style Fund	27,813,437	25,423,862	—	—
AQR TM International Multi-Style Fund	112,135,039	98,753,135	—	—
AQR TM Emerging Multi-Style Fund	188,173,222	192,797,368	—	—
AQR Large Cap Momentum Style Fund	689,052,197	734,704,389	—	—
AQR Small Cap Momentum Style Fund	271,426,982	338,743,276	—	—
AQR International Momentum Style Fund	303,631,741	270,194,524	—	—
AQR Emerging Momentum Style Fund	14,507,927	15,618,599	—	—
AQR TM Large Cap Momentum Style Fund	103,656,653	99,910,663	—	—
AQR TM Small Cap Momentum Style Fund	45,186,092	39,234,521	—	—
AQR TM International Momentum Style Fund	61,334,542	38,987,434	—	—
AQR Large Cap Defensive Style Fund	903,034,211	257,747,759	—	—
AQR International Defensive Style Fund	48,038,951	40,189,015	—	—
AQR Emerging Defensive Style Fund	28,833,888	12,084,420	—	—
AQR Global Equity Fund	395,844,173	248,264,246	—	—
AQR International Equity Fund	390,737,572	334,558,400	—	—
AQR Large Cap Relaxed Constraint Equity Fund	20,187,878	19,538,872	7,160,131	7,247,513
AQR Small Cap Relaxed Constraint Equity Fund	4,310,697	4,568,109	1,374,128	1,541,688
AQR International Relaxed Constraint Equity Fund	118,842,627	39,237,249	33,246,197	15,675,225
AQR Emerging Relaxed Constraint Equity Fund	62,682,228	52,708,908	—	—

7. Derivative Instruments and Activities

Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities. All derivative instruments held by the Funds were subject to a master netting agreement or similar arrangement.

AQR Funds	Annual Report	September 2018

Notes to Financial Statements	September 30, 2018

The following table lists the fair value of derivatives instruments held by the Funds, by primary underlying risk and contract type, as included in the Statements of Assets and Liabilities at September 30, 2018:

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS

Equity Risk Exposure:
AQR Large Cap Multi-Style Fund	$—	$—	$—	$124,860	$—	$—
AQR Small Cap Multi-Style Fund	—	—	—	154,866	—	—
AQR International Multi-Style Fund	—	—	—	9,809	—	—
AQR Emerging Multi-Style Fund	60,750	—	—	—	—	—
AQR TM Large Cap Multi-Style Fund	24,624	—	—	—	—	—
AQR TM Small Cap Multi-Style Fund	—	—	—	4,102	—	—
AQR TM International Multi-Style Fund	26,906	—	—	—	—	—
AQR TM Emerging Multi-Style Fund	119,288	—	—	—	—	—
AQR Large Cap Momentum Style Fund	99,080	—	—	—	—	—
AQR Small Cap Momentum Style Fund	—	—	—	2,170	—	—
AQR International Momentum Style Fund	86,250	—	—	—	—	—
AQR TM Large Cap Momentum Style Fund	20,957	—	—	—	—	—
AQR TM Small Cap Momentum Style Fund	—	—	—	12,493	—	—
AQR TM International Momentum Style Fund	20,679	—	—	—	—	—
AQR Large Cap Defensive Style Fund	45,563	—	—	—	—	—
AQR International Defensive Style Fund	63,217	—	—	—	—	—
AQR Emerging Defensive Style Fund	52,103	—	—	—	—	—
AQR Global Equity Fund	2,148,400	1,294,075	—	291,917	196,937	—
AQR International Equity Fund	6,302,983	861,853	—	1,099,416	696,937	—
AQR International Relaxed Constraint Equity Fund	15,643	—	—	—	—	—
AQR Emerging Relaxed Constraint Equity Fund	14,479	950,905	—	—	952,230	—

Foreign Exchange Rate Risk Exposure:
AQR Global Equity Fund	—	—	1,967,768	—	—	2,413,125
AQR International Equity Fund	—	—	1,758,065	—	—	2,039,425

Net Value of Derivative Contracts:
AQR Large Cap Multi-Style Fund	—	—	—	124,860	—	—
AQR Small Cap Multi-Style Fund	—	—	—	154,866	—	—
AQR International Multi-Style Fund	—	—	—	9,809	—	—
AQR Emerging Multi-Style Fund	60,750	—	—	—	—	—
AQR TM Large Cap Multi-Style Fund	24,624	—	—	—	—	—
AQR TM Small Cap Multi-Style Fund	—	—	—	4,102	—	—
AQR TM International Multi-Style Fund	26,906	—	—	—	—	—
AQR TM Emerging Multi-Style Fund	119,288	—	—	—	—	—
AQR Large Cap Momentum Style Fund	99,080	—	—	—	—	—
AQR Small Cap Momentum Style Fund	—	—	—	2,170	—	—
AQR International Momentum Style Fund	86,250	—	—	—	—	—
AQR TM Large Cap Momentum Style Fund	20,957	—	—	—	—	—
AQR TM Small Cap Momentum Style Fund	—	—	—	12,493	—	—
AQR TM International Momentum Style Fund	20,679	—	—	—	—	—
AQR Large Cap Defensive Style Fund	45,563	—	—	—	—	—
AQR International Defensive Style Fund	63,217	—	—	—	—	—
AQR Emerging Defensive Style Fund	52,103	—	—	—	—	—
AQR Global Equity Fund	1,856,483	1,097,138	—	—	—	445,357
AQR International Equity Fund	5,203,567	164,916	—	—	—	281,360
AQR International Relaxed Constraint Equity Fund	15,643	—	—	—	—	—
AQR Emerging Relaxed Constraint Equity Fund	14,479	—	—	—	1,325	—

AQR Funds	Annual Report	September 2018

Notes to Financial Statements	September 30, 2018

The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the year ended September 30, 2018:

	REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS			NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS
FUND	FUTURES CONTRACTS	SWAPS CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS	FUTURES CONTRACTS	SWAPS CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS

Equity Risk Exposure:
AQR Large Cap Multi-Style Fund	$4,218,931	$—	$—	$(589,811)	$—	$—
AQR Small Cap Multi-Style Fund	2,608,205	—	—	(870,445)	—	—
AQR International Multi-Style Fund	471,709	—	—	(52,195)	—	—
AQR Emerging Multi-Style Fund	(23,963)	—	—	83,728	—	—
AQR TM Large Cap Multi-Style Fund	680,338	—	—	24,624	—	—
AQR TM Small Cap Multi-Style Fund	29,734	—	—	(4,102)	—	—
AQR TM International Multi-Style Fund	(461)	—	—	4,940	—	—
AQR TM Emerging Multi-Style Fund	(186,085)	—	—	178,928	—	—
AQR Large Cap Momentum Style Fund	3,319,796	—	—	(127,311)	—	—
AQR Small Cap Momentum Style Fund	1,023,109	—	—	(190,261)	—	—
AQR International Momentum Style Fund	69,260	—	—	32,617	—	—
AQR TM Large Cap Momentum Style Fund	764,572	—	—	(9,928)	—	—
AQR TM Small Cap Momentum Style Fund	141,208	—	—	(12,493)	—	—
AQR TM International Momentum Style Fund	205,715	—	—	7,236	—	—
AQR Large Cap Defensive Style Fund	10,201,063	—	—	(698,856)	—	—
AQR International Defensive Style Fund	(390,308)	—	—	28,383	—	—
AQR Emerging Defensive Style Fund	(179,149)	—	—	70,850	—	—
AQR Global Equity Fund	(1,438,750)	(1,810,064)	—	509,864	1,246,089	—
AQR International Equity Fund	2,375,390	(2,342,017)	—	2,006,546	540,913	—
AQR International Relaxed Constraint Equity Fund	42,551	—	—	15,643	—	—
AQR Emerging Relaxed Constraint Equity Fund	(425,140)	(333,737)	—	14,479	(176,033)	—

Foreign Exchange Rate Risk Exposure:
AQR Global Equity Fund	—	—	1,198,349	—	—	886,830
AQR International Equity Fund	—	—	(2,684,483)	—	—	3,513,165

AQR Funds	Annual Report	September 2018

Notes to Financial Statements	September 30, 2018

The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type net of amounts available for offset under netting arrangements and any related collateral received or posted by the Funds’ as of September 30, 2018:

AQR GLOBAL EQUITY FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED/ (PLEDGED) (a)	NET AMOUNT
CITG	Forward Foreign Currency Exchange Contracts	$787,169	$(787,169)	$—	$—	$—	$—
GSIN	Total Return Swaps Contracts	48,960	(48,960)	—	—	—	—
JPMC	Forward Foreign Currency Exchange Contracts	1,180,599	(1,180,599)	—
	Total Return Swaps Contracts	1,245,115	(78,259)	1,166,856
	Total JPMC	2,425,714	(1,258,858)	1,166,856	—	—	1,166,856
Total financial instruments subject to a master netting arrangement or similar arrangement		3,261,843	(2,094,987)	1,166,856	—	—	1,166,856

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED/ (PLEDGED) (a)	NET AMOUNT
CITG	Forward Foreign Currency Exchange Contracts	$966,352	$(787,169)	$179,183	$—	$(179,183)	$—
GSIN	Total Return Swaps Contracts	118,678	(48,960)	69,718	—	(69,718)	—
JPMC	Forward Foreign Currency Exchange Contracts	1,446,773	(1,180,599)	266,174
	Total Return Swaps Contracts	78,259	(78,259)	—
	Total JPMC	1,525,032	(1,258,858)	266,174	—	(266,174)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		2,610,062	(2,094,987)	515,075	—	(515,075)	—

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $10,037,413.

AQR Funds	Annual Report	September 2018

Notes to Financial Statements	September 30, 2018

AQR INTERNATIONAL EQUITY FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED/ (PLEDGED) (a)	NET AMOUNT
CITG	Forward Foreign Currency Exchange Contracts	$703,285	$(703,285)	$—	$—	$—	$—
GSIN	Total Return Swaps Contracts	13,353	(13,353)	—	—	—	—
JPMC	Forward Foreign Currency Exchange Contracts	1,054,780	(1,054,780)	—
	Total Return Swaps Contracts	848,500	(583,419)	265,081
	Total JPMC	1,903,280	(1,638,199)	265,081	—	—	265,081
Total financial instruments subject to a master netting arrangement or similar arrangement		2,619,918	(2,354,837)	265,081	—	—	265,081

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED/ (PLEDGED) (a)	NET AMOUNT
CITG	Forward Foreign Currency Exchange Contracts	$815,719	$(703,285)	$112,434	$—	$(112,434)	$—
GSIN	Total Return Swaps Contracts	113,518	(13,353)	100,165	—	(100,165)	—
JPMC	Forward Foreign Currency Exchange Contracts	1,223,706	(1,054,780)	168,926
	Total Return Swaps Contracts	583,419	(583,419)	—
	Total JPMC	1,807,125	(1,638,199)	168,926	—	(168,926)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		2,736,362	(2,354,837)	381,525	—	(381,525)	—

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $15,054,948.

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED/ (PLEDGED) (a)	NET AMOUNT
JPMC	Total Return Basket Swaps Contracts	$950,905	$(950,905)	$—	$—	$—	$—
Total financial instruments subject to a master netting arrangement or similar arrangement		950,905	(950,905)	—	—	—	—

AQR Funds	Annual Report	September 2018

Notes to Financial Statements	September 30, 2018

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED/ (PLEDGED) (a)	NET AMOUNT
JPMC	Total Return Basket Swaps Contracts	$952,230	$(950,905)	$1,325	$—	$(1,325)	$—
Total financial instruments subject to a master netting arrangement or similar arrangement		952,230	(950,905)	1,325	—	(1,325)	—

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $6,593,972.

For the year September 30, 2018, the quarterly average notional values of the derivatives held by the Funds were as follows:

Derivatives Volume Disclosure*

	AQR LARGE CAP MULTI- STYLE FUND	AQR SMALL CAP MULTI- STYLE FUND	AQR INTERNATIONAL MULTI-STYLE FUND	AQR EMERGING MULTI- STYLE FUND	AQR TM LARGE CAP MULTI-STYLE FUND	AQR TM SMALL CAP MULTI- STYLE FUND	AQR TM INTERNATIONAL MULTI-STYLE FUND
Futures Contracts:
Average Notional Balance—Long	32,740,137	15,088,959	9,146,449	5,057,107	5,494,650	542,100	4,232,549
Average Notional Balance—Short	—	—	—	—	—	—	—
Ending Notional Balance—Long	38,822,700	14,201,680	7,902,000	3,568,980	5,546,100	425,200	4,741,200
Ending Notional Balance—Short	—	—	—	—	—	—	—

	AQR TM EMERGING MULTI-STYLE FUND	AQR LARGE CAP MOMENTUM STYLE FUND	AQR SMALL CAP MOMENTUM STYLE FUND	AQR INTERNATIONAL MOMENTUM STYLE FUND	AQR TM LARGE CAP MOMENTUM STYLE FUND	AQR TM SMALL CAP MOMENTUM STYLE FUND
Futures Contracts:
Average Notional Balance—Long	5,758,809	16,732,557	4,909,396	8,413,716	4,747,860	1,295,468
Average Notional Balance—Short	—	—	—	—	—	—
Ending Notional Balance—Long	5,563,410	21,162,750	425,200	12,050,550	4,378,500	1,190,560
Ending Notional Balance—Short	—	—	—	—	—	—

AQR Funds	Annual Report	September 2018

Notes to Financial Statements	September 30, 2018

	AQR TM INTERNATIONAL MOMENTUM STYLE FUND	AQR LARGE CAP DEFENSIVE STYLE FUND	AQR INTERNATIONAL DEFENSIVE STYLE FUND	AQR EMERGING DEFENSIVE STYLE FUND	AQR GLOBAL EQUITY FUND	AQR INTERNATIONAL EQUITY FUND
Futures Contracts:
Average Notional Balance—Long	3,348,589	44,441,940	5,569,343	3,149,631	50,507,344	114,392,920
Average Notional Balance—Short	—	—	—	—	44,908,330	67,896,436
Ending Notional Balance—Long	3,457,125	57,066,450	7,902,000	3,568,980	44,491,168	98,554,415
Ending Notional Balance—Short	—	—	—	—	41,138,795	49,300,406
Forward Foreign Currency Exchange Contracts:
Average Settlement Value—Purchased	—	—	—	—	152,592,121	192,649,559
Average Settlement Value—Sold	—	—	—	—	154,532,335	172,170,918
Ending Value—Purchased	—	—	—	—	153,940,285	158,012,332
Ending Value—Sold	—	—	—	—	201,975,202	210,589,015
Total Return Swaps:
Average Notional Balance—Long	—	—	—	—	33,581,527	28,914,609
Average Notional Balance—Short	—	—	—	—	5,158,451	21,613,448
Ending Notional Balance—Long	—	—	—	—	38,624,825	34,949,369
Ending Notional Balance—Short	—	—	—	—	3,597,592	22,636,788

	AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND	AQR EMERGING RELAXED CONSTRAINT EQUITY FUND
Futures Contracts:
Average Notional Balance—Long	1,446,810	880,655
Average Notional Balance—Short	—	—
Ending Notional Balance—Long	1,481,625	997,215
Ending Notional Balance—Short	—	—
Total Return Basket Swaps:
Average Notional of Underlying Positions—Long	—	20,854,331
Average Notional of Underlying Positions—Short	—	11,699,028
Ending Notional Balance—Long	—	20,593,286
Ending Notional Balance—Short	—	10,834,093

*	Notional values as of each quarter end are used to calculate the average represented.

8. Investment Advisory and Other Agreements

The Adviser serves as the investment adviser to each of the Funds, pursuant to the Third Amended and Restated Investment Management Agreement dated January 29, 2017, as amended (the “Investment Management Agreement”), or the Investment Management Agreement II, dated November 13, 2015, as amended (“Investment Management Agreement II”), each entered into by the Trust, on behalf of the Funds (the Investment Management Agreement and Investment Management Agreement II collectively referred to herein as the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for each Fund, and manages each Fund’s investments in accordance with the stated policies of each Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Adviser provides persons satisfactory to the Funds’ Board to serve as officers of the Funds.

AQR Funds	Annual Report	September 2018

Notes to Financial Statements	September 30, 2018

Pursuant to the Advisory Agreement, each Fund currently pays the Adviser a management fee calculated on the average daily net assets for each Fund, in the annual ratios below:

FUND	Ratio
AQR Large Cap Multi-Style Fund	0.30%
AQR Small Cap Multi-Style Fund	0.50
AQR International Multi-Style Fund	0.45
AQR Emerging Multi-Style Fund	0.60
AQR TM Large Cap Multi-Style Fund	0.30
AQR TM Small Cap Multi-Style Fund	0.50
AQR TM International Multi-Style Fund	0.45
AQR TM Emerging Multi-Style Fund	0.60
AQR Large Cap Momentum Style Fund	0.25
AQR Small Cap Momentum Style Fund	0.45
AQR International Momentum Style Fund	0.40
AQR Emerging Momentum Style Fund	0.55
AQR TM Large Cap Momentum Style Fund	0.25
AQR TM Small Cap Momentum Style Fund	0.45
AQR TM International Momentum Style Fund	0.40
AQR Large Cap Defensive Style Fund	0.25
AQR International Defensive Style Fund	0.40
AQR Emerging Defensive Style Fund	0.55
AQR Global Equity Fund	0.60
AQR International Equity Fund[1]	0.65
AQR Large Cap Relaxed Constraint Equity Fund	0.60
AQR Small Cap Relaxed Constraint Equity Fund	0.80
AQR International Relaxed Constraint Equity Fund	0.75
AQR Emerging Relaxed Constraint Equity Fund	0.95

[1]	Effective January 29, 2018, the AQR International Equity Fund’s management fee was reduced by 0.05% to 0.65%.

The Trust and the Adviser have entered into a Fee Waiver and Expense Reimbursement Agreement (“Fee Waiver Agreement”) whereby the Adviser has agreed to waive its fee and/or reimburse expenses of each Fund at least through January 28, 2019 for Class I, N, and R6 shares, respectively, unless otherwise noted. Pursuant to the Fee Waiver Agreement, the Adviser has agreed to waive fees and/or reimburse expenses of each Fund to the extent that the total annual fund operating expense ratios, exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims and extraordinary expenses exceed the following ratios:

FUND	CLASS I	CLASS N	CLASS R6
AQR Large Cap Multi-Style Fund	0.45%	0.70%	0.35%
AQR Small Cap Multi-Style Fund	0.65	0.90	0.55
AQR International Multi-Style Fund	0.60	0.85	0.50
AQR Emerging Multi-Style Fund	0.75	1.00	0.65
AQR TM Large Cap Multi-Style Fund	0.45	0.70	0.35
AQR TM Small Cap Multi-Style Fund	0.65	0.90	0.55
AQR TM International Multi-Style Fund	0.60	0.85	0.50
AQR TM Emerging Multi-Style Fund	0.75	1.00	0.65
AQR Large Cap Momentum Style Fund	0.40	0.65	0.30
AQR Small Cap Momentum Style Fund	0.60	0.85	0.50
AQR International Momentum Style Fund	0.55	0.80	0.45
AQR Emerging Momentum Style Fund	0.70	0.95	0.60
AQR TM Large Cap Momentum Style Fund	0.40	0.65	0.30
AQR TM Small Cap Momentum Style Fund	0.60	0.85	0.50
AQR TM International Momentum Style Fund	0.55	0.80	0.45
AQR Large Cap Defensive Style Fund	0.40	0.65	0.30
AQR International Defensive Style Fund	0.55	0.80	0.45
AQR Emerging Defensive Style Fund	0.70	0.95	0.60
AQR Global Equity Fund	0.80	1.05	0.70
AQR International Equity Fund	0.85	1.10	0.75
AQR Large Cap Relaxed Constraint Equity Fund	0.80	1.05	0.70
AQR Small Cap Relaxed Constraint Equity Fund	1.00	1.25	0.90
AQR International Relaxed Constraint Equity Fund	0.95	1.20	0.85
AQR Emerging Relaxed Constraint Equity Fund	1.15	1.40	1.05

AQR Funds	Annual Report	September 2018

Notes to Financial Statements	September 30, 2018

Prior to January 29, 2018, the Fee Waiver and Expense Reimbursement Agreement for the AQR International Equity Fund to the extent that the total annual fund operating expense ratios, exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims and extraordinary expenses, exceeded the following ratios:

FUND	CLASS I	CLASS N	CLASS R6
AQR International Equity Fund	0.90%	1.15%	0.80%

For the year ended September 30, 2018, the Adviser waived fees and/or reimbursed expenses for each of the Funds as follows:

FUND	FEES WAIVED	EXPENSE REIMBURSEMENTS	TOTAL
AQR Small Cap Multi-Style Fund	$114,621	$—	$114,621
AQR International Multi-Style Fund	187,593	—	187,593
AQR Emerging Multi-Style Fund	386,444	14,919	401,363
AQR TM Large Cap Multi-Style Fund	89,070	—	89,070
AQR TM Small Cap Multi-Style Fund	133,622	321	133,943
AQR TM International Multi-Style Fund	163,415	—	163,415
AQR TM Emerging Multi-Style Fund	380,180	5,516	385,696
AQR Large Cap Momentum Style Fund	7,872	—	7,872
AQR Small Cap Momentum Style Fund	85,490	9,966	95,456
AQR International Momentum Style Fund	198,531	—	198,531
AQR Emerging Momentum Style Fund	73,371	127,480	200,851
AQR TM Large Cap Momentum Style Fund	101,166	1,135	102,301
AQR TM Small Cap Momentum Style Fund	126,899	1,727	128,626
AQR TM International Momentum Style Fund	179,101	917	180,018
AQR Large Cap Defensive Style Fund	29,563	—	29,563
AQR International Defensive Style Fund	154,024	335	154,359
AQR Emerging Defensive Style Fund	207,124	—	207,124
AQR Global Equity Fund	55,726	6,192	61,918
AQR International Equity Fund	69,762	16,821	86,583
AQR Large Cap Relaxed Constraint Equity Fund	104,816	22,396	127,212
AQR Small Cap Relaxed Constraint Equity Fund	27,263	96,325	123,588
AQR International Relaxed Constraint Equity Fund	100,098	4,785	104,883
AQR Emerging Relaxed Constraint Equity Fund	170,315	6,480	176,795

The Trust, in turn, agreed that the Funds may be required to repay the fee waiver/expense reimbursement to the Adviser. A repayment shall be payable only to the extent it can be made during the thirty-six months following the applicable month during which the Adviser waived fees or reimbursed the applicable Fund for its operating expenses under the Fee Waiver Agreement. Such repayment shall be made only out of the class of the Fund for which the applicable fee waiver and expense reimbursement was made. Repayments with respect to a Fund must be limited to amounts that do not cause the aggregate operating expenses of the Fund attributable to a share class during a year in which such repayment is made to exceed the lesser of (i) the applicable limits in effect at the time of the waiver and/or reimbursement, or (ii) the applicable limits in effect at the time of recapture.

For the year ended September 30, 2018, the amounts waived and reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the Adviser and the expiration schedule at September 30, 2018 are as follows:

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED SEPTEMBER 30, 2018	TOTAL POTENTIAL RECOUPMENT AMOUNT SEPTEMBER 30, 2018	POTENTIAL RECOUPMENT AMOUNTS EXPIRING SEPTEMBER 30
FUND			2019	2020	2021

AQR LARGE CAP MULTI-STYLE FUND
Class I	$—	$114,404	$76,856	$37,548	$—
Class N	—	14,827	9,139	5,688	—
Class R6	—	201,723	98,770	102,953	—

Totals	$—	$330,954	$184,765	$146,189	$—

AQR Funds	Annual Report	September 2018

Notes to Financial Statements	September 30, 2018

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED SEPTEMBER 30, 2018	TOTAL POTENTIAL RECOUPMENT AMOUNT SEPTEMBER 30, 2018	POTENTIAL RECOUPMENT AMOUNTS EXPIRING SEPTEMBER 30
FUND			2019	2020	2021

AQR SMALL CAP MULTI-STYLE FUND
Class I	$9,186	$58,340	$30,910	$18,244	$9,186
Class N	1,176	12,506	7,778	3,552	1,176
Class R6	104,259	647,995	291,127	252,609	104,259

Totals	$114,621	$718,841	$329,815	$274,405	$114,621

AQR INTERNATIONAL MULTI-STYLE FUND
Class I	$31,932	$115,520	$47,320	$36,268	$31,932
Class N	3,032	13,207	5,748	4,427	3,032
Class R6	152,629	554,586	223,200	178,757	152,629

Totals	$187,593	$683,313	$276,268	$219,452	$187,593

AQR EMERGING MULTI-STYLE FUND
Class I	$69,909	$298,025	$117,893	$110,223	$69,909
Class N	7,960	29,821	12,126	9,735	7,960
Class R6	323,494	901,644	308,433	269,717	323,494

Totals	$401,363	$1,229,490	$438,452	$389,675	$401,363

AQR TM LARGE CAP MULTI-STYLE FUND
Class I	$25,615	$98,383	$33,748	$39,020	$25,615
Class N	798	4,422	2,001	1,623	798
Class R6	62,657	282,314	123,264	96,393	62,657

Totals	$89,070	$385,119	$159,013	$137,036	$89,070

AQR TM SMALL CAP MULTI-STYLE FUND
Class I	$98,415	$301,110	$101,381	$101,314	$98,415
Class N	25,482	71,646	18,924	27,240	25,482
Class R6	10,046	52,811	30,345	12,420	10,046

Totals	$133,943	$425,567	$150,650	$140,974	$133,943

AQR TM INTERNATIONAL MULTI-STYLE FUND
Class I	$23,942	$82,598	$32,691	$25,965	$23,942
Class N	1,830	5,523	1,603	2,090	1,830
Class R6	137,643	464,185	174,115	152,427	137,643

Totals	$163,415	$552,306	$208,409	$180,482	$163,415

AQR TM EMERGING MULTI-STYLE FUND
Class I	$20,043	$58,186	$20,907	$17,236	$20,043
Class N	2,392	8,319	3,045	2,882	2,392
Class R6	363,261	1,171,377	451,370	356,746	363,261

Totals	$385,696	$1,237,882	$475,322	$376,864	$385,696

AQR LARGE CAP MOMENTUM STYLE FUND
Class I	$6,875	$186,354	$128,280	$51,199	$6,875
Class N	472	13,635	9,604	3,559	472
Class R6	525	14,138	9,755	3,858	525

Totals	$7,872	$214,127	$147,639	$58,616	$7,872

AQR SMALL CAP MOMENTUM STYLE FUND
Class I	$91,579	$387,104	$171,192	$124,333	$91,579
Class N	392	4,977	4,003	582	392
Class R6	3,485	16,723	9,541	3,697	3,485

Totals	$95,456	$408,804	$184,736	$128,612	$95,456

AQR Funds	Annual Report	September 2018

Notes to Financial Statements	September 30, 2018

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED SEPTEMBER 30, 2018	TOTAL POTENTIAL RECOUPMENT AMOUNT SEPTEMBER 30, 2018	POTENTIAL RECOUPMENT AMOUNTS EXPIRING SEPTEMBER 30
FUND			2019	2020	2021

AQR INTERNATIONAL MOMENTUM STYLE FUND
Class I	$157,165	$534,613	$205,356	$172,092	$157,165
Class N	17,204	60,395	25,144	18,047	17,204
Class R6	24,162	72,310	25,321	22,827	24,162

Totals	$198,531	$667,318	$255,821	$212,966	$198,531

AQR EMERGING MOMENTUM STYLE FUND
Class I	$149,321	$477,179	$158,250	$169,608	$149,321
Class N	19,016	67,282	27,182	21,084	19,016
Class R6	32,514	66,593	10,914	23,165	32,514

Totals	$200,851	$611,054	$196,346	$213,857	$200,851

AQR TM LARGE CAP MOMENTUM STYLE FUND
Class I	$50,023	$162,649	$55,980	$56,646	$50,023
Class N	5,496	6,464	143	825	5,496
Class R6	46,782	177,393	69,392	61,219	46,782

Totals	$102,301	$346,506	$125,515	$118,690	$102,301

AQR TM SMALL CAP MOMENTUM STYLE FUND
Class I	$118,457	$380,407	$134,918	$127,032	$118,457
Class N	9,721	11,721	710	1,290	9,721
Class R6	448	1,763	730	585	448

Totals	$128,626	$393,891	$136,358	$128,907	$128,626

AQR TM INTERNATIONAL MOMENTUM STYLE FUND
Class I	$77,493	$206,636	$60,845	$68,298	$77,493
Class N	9,544	11,081	286	1,251	9,544
Class R6	92,981	306,814	117,481	96,352	92,981

Totals	$180,018	$524,531	$178,612	$165,901	$180,018

AQR LARGE CAP DEFENSIVE STYLE FUND
Class I	$19,257	$217,670	$93,642	$104,771	$19,257
Class N	5,241	78,754	35,909	37,604	5,241
Class R6	5,065	52,186	20,864	26,257	5,065

Totals	$29,563	$348,610	$150,415	$168,632	$29,563

AQR INTERNATIONAL DEFENSIVE STYLE FUND
Class I	$121,661	$414,167	$161,919	$130,587	$121,661
Class N	14,206	61,318	14,520	32,592	14,206
Class R6	18,492	55,894	17,532	19,870	18,492

Totals	$154,359	$531,379	$193,971	$183,049	$154,359

AQR EMERGING DEFENSIVE STYLE FUND
Class I	$188,174	$578,034	$192,290	$197,570	$188,174
Class N	18,391	28,907	607	9,909	18,391
Class R6	559	1,940	678	703	559

Totals	$207,124	$608,881	$193,575	$208,182	$207,124

AQR GLOBAL EQUITY FUND
Class I	$26,377	$67,815	$17,776	$23,662	$26,377
Class N	435	2,572	962	1,175	435
Class R6	35,106	178,046	61,896	81,044	35,106

Totals	$61,918	$248,433	$80,634	$105,881	$61,918

AQR Funds	Annual Report	September 2018

Notes to Financial Statements	September 30, 2018

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED SEPTEMBER 30, 2018	TOTAL POTENTIAL RECOUPMENT AMOUNT SEPTEMBER 30, 2018	POTENTIAL RECOUPMENT AMOUNTS EXPIRING SEPTEMBER 30
FUND			2019	2020	2021

AQR INTERNATIONAL EQUITY FUND
Class I	$74,800	$167,453	$54,822	$37,831	$74,800
Class N	2,747	12,740	6,563	3,430	2,747
Class R6	9,036	10,238	—	1,202	9,036

Totals	$86,583	$190,431	$61,385	$42,463	$86,583

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND
Class I	$107,519	$175,164	$—	$67,645	$107,519
Class N	5,053	28,675	—	23,622	5,053
Class R6	14,640	54,630	—	39,990	14,640

Totals	$127,212	$258,469	$—	$131,257	$127,212

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND
Class I	$53,013	$102,405	$—	$49,392	$53,013
Class N	21,214	48,555	—	27,341	21,214
Class R6	49,361	102,967	—	53,606	49,361

Totals	$123,588	$253,927	$—	$130,339	$123,588

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND
Class I	$75,274	$133,081	$—	$57,807	$75,274
Class N	20,896	43,915	—	23,019	20,896
Class R6	8,713	57,025	—	48,312	8,713

Totals	$104,883	$234,021	$—	$129,138	$104,883

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND
Class I	$70,921	$123,988	$—	$53,067	$70,921
Class N	30,449	61,649	—	31,200	30,449
Class R6	75,425	153,926	—	78,501	75,425

Totals	$176,795	$339,563	$—	$162,768	$176,795

During the period ended September 30, 2018, the Fund recouped amounts as follows:

FUND	CLASS I	CLASS N	CLASS R6
AQR Large Cap Multi-Style Fund	$42,682	$6,299	$127,106
AQR Small Cap Multi-Style Fund	220	28	2,431
AQR Large Cap Momentum Style Fund	25,311	1,819	2,025
AQR Small Cap Momentum Style Fund	1,439	12	89
AQR Large Cap Defensive Style Fund	8,058	2,622	2,672
AQR Global Equity Fund	4,420	50	4,340
AQR International Equity Fund	10,529	545	1,335

9. Distribution Plan

The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds. The Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class N shares of the Funds.

10. Principal Risks and Concentrations

The Funds are non-diversified. Because the Funds may invest in securities of a smaller number of issuers, the Funds may be more exposed to the risks associated with and developments affecting an individual issuer than a funds that invests more widely, which may, therefore, have a greater impact on the Funds’ performance.

The investment techniques and strategies utilized by the Funds, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover.

AQR Funds	Annual Report	September 2018

Notes to Financial Statements	September 30, 2018

High portfolio turnover rates will cause the Funds to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Funds.

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income producing securities in the Funds’ portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

Investment in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. To the extent the funds’ investments in a single country or a limited number of countries represent a higher percentage of the funds’ assets, the funds assume the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.

Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be deposited with or returned to each of the Funds when deemed necessary.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund’s Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits

AQR Funds	Annual Report	September 2018

Notes to Financial Statements	September 30, 2018

regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.

The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.

The Adviser relies heavily on quantitative models and information and data supplied by third parties. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may expose the Fund to potential risks. Such models may produce unexpected results, which can result in losses for a Fund.

Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.

Please refer to the Funds’ prospectuses for a more complete description of the principal risks of investing in the funds.

11. Interfund Lending

Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds may participate in a joint lending and borrowing program (the “Interfund Lending Program”) to the extent such participation is consistent with each Fund’s investment objective and investment policies. This program allows the Funds to borrow and lend to other AQR Funds that permit such transactions. All loans under the Interfund Lending Program are for temporary cash management or emergency purposes. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates, as calculated according to a formula established by the Board. No Fund may borrow or lend money through the program unless it receives a more favorable rate than is typically available for comparable borrowings from a bank or investments in U.S. Treasury bills, respectively.

A lending Fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing Fund through the Interfund Lending Program. A borrowing Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets. If a borrowing Fund’s total outstanding borrowings exceed 10% of its total assets, the Fund must secure each of its outstanding borrowings through the Interfund Lending Program with collateral equal to 102% of the outstanding principal value of the loan.

The Funds are not required to borrow money under the Interfund Lending Program and may borrow under other arrangements, including their existing bank line of credit. This could result in a Fund borrowing money at a higher interest rate than it would have received under the Interfund Lending Program.

During the reporting period, the Funds did not utilize the Interfund Lending Program.

12. Line of Credit

Effective February 23, 2018 and terminating on February 23, 2019, the Trust renewed a $350,000,000 committed syndicated line of credit (the “Agreement”) with Bank of America, N.A., as the Administrative Agent. Prior to February 23, 2018 the line of credit commitment amount was $300,000,000 at substantially similar terms. Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.0% per annum plus (b) the higher of (i) the Federal Funds Rate or (ii) the Eurodollar Rate, which is paid monthly. The maximum loan amount available to a Fund is the lesser of an amount which will not exceed the borrowing limits set forth in the Fund’s Prospectus and/or Registration Statement and will not cause the asset coverage ratio for any borrowings by a Fund to drop below the required amount under the Agreement (between 300-500% per Fund). The Agreement is subject to an annual commitment fee which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Fund may be designated as collateral until its loan is repaid in full.

The unused amount available on the line of credit as of September 30, 2018 is $279,000,000.

AQR Funds	Annual Report	September 2018

Notes to Financial Statements	September 30, 2018

The Funds had the following borrowings during the period.

FUND	AVERAGE BORROWINGS	AVERAGE INTEREST RATE%	NUMBER OF DAYS OUTSTANDING	OUTSTANDING BALANCE	INTEREST PAID
AQR Large Cap Multi-Style Fund	$19,500,000	3.50%	6	$24,000,000	$11,234
AQR Small Cap Multi-Style Fund	12,300,000	2.41	8	—	6,501
AQR International Multi-Style Fund	47,000,000	3.28	4	47,000,000	16,916
AQR TM Small Cap Multi-Style Fund	300,000	2.56	5	—	105
AQR Emerging Momentum Style Fund	325,000	2.54	16	—	361
AQR Large Cap Relaxed Constraint Equity Fund	1,200,000	2.59	5	—	427
AQR International Relaxed Constraint Equity Fund	300,000	1.25	2	—	21

Interest expense paid, if any, as a result of borrowing under this agreement is included in Interest expense in the Statements of Operations. The outstanding balance on the line of credit facility for the AQR Large Cap Multi-Style Fund and the AQR International Multi-Style Fund was repaid on or before October 3, 2018.

13. Principal Ownership

As of September 30, 2018, the Funds had individual shareholder and/or omnibus accounts owning more than 5% of the total shares outstanding of the Fund as follows:

FUND	NUMBER OF INDIVIDUAL SHAREHOLDERS AND/OR OMNIBUS ACCOUNTS	TOTAL PERCENTAGE INTEREST HELD
AQR Large Cap Multi-Style Fund . . . . . . . . . .	4	93.26%
AQR Small Cap Multi-Style Fund . . . . . . . . . . .	3	92.64%
AQR International Multi-Style Fund . . . . . . . .	4	93.41%
AQR Emerging Multi-Style Fund . . . . . . . . . . .	4	93.64%
AQR TM Large Cap Multi-Style Fund . . . . . . .	4	93.82%
AQR TM Small Cap Multi-Style Fund* . . . . . . .	4	96.59%
AQR TM International Multi-Style Fund . . . . .	4	95.13%
AQR TM Emerging Multi-Style Fund . . . . . . . .	3	93.98%
AQR Large Cap Momentum Style Fund . . . . .	4	92.65%
AQR Small Cap Momentum Style Fund . . . . .	3	88.15%
AQR International Momentum Style Fund . . .	3	92.94%
AQR Emerging Momentum Style Fund* . . . . .	4	87.56%
AQR TM Large Cap Momentum Style Fund	4	99.23%
AQR TM Small Cap Momentum Style Fund	3	97.27%
AQR TM International Momentum Style Fund	4	99.48%
AQR Large Cap Defensive Style Fund . . . . . .	6	89.21%
AQR International Defensive Style Fund . . . .	3	96.81%
AQR Emerging Defensive Style Fund . . . . . . .	3	94.29%
AQR Global Equity Fund . . . . . . . . . . . . . . . . . .	4	94.09%
AQR International Equity Fund . . . . . . . . . . . .	5	77.10%
AQR Large Cap Relaxed Constraint Equity Fund*	3	87.72%
AQR Small Cap Relaxed Constraint Equity Fund*	5	90.98%
AQR International Relaxed Constraint Equity Fund	1	81.53%
AQR Emerging Relaxed Constraint Equity Fund*	6	95.59%

*	The percentage held by the Adviser and/or affiliates is 7.74%, 45.73%, 7.94%, 64.60% and 11.01% respectively.

Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.

14. New Accounting Pronouncements and Regulations

In October 2016, the Securities and Exchange Commission (the “SEC”) adopted Final Rule Release No. 33-10231, Investment Company Reporting Modernization in conjunction with Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs and Final Rule Release No. 33-10234, Investment Company Swing Pricing. Collectively, these rules modernize and enhance the reporting and disclosure of information by registered investment companies. The new rules will allow the SEC to more effectively collect and use data

AQR Funds	Annual Report	September 2018

Notes to Financial Statements	September 30, 2018

reported by funds, enhance disclosure regarding fund liquidity and redemption practices, and permit open-end funds to offer swing pricing, subject to board approval and review. The amendments to Regulation S-X were applied to the Funds’ financial statements with a reporting period date after August 1, 2018. The adoption had no effect on the Funds’ net assets or results of operations.

In August 2018, the SEC adopted Final Rule Release No. 33-10532, Disclosure Update and Simplification. The new rule amends certain disclosure requirements that the SEC determined to be redundant, duplicative, overlapping, outdated, or superseded, in light of other SEC disclosure requirements, U.S. GAAP, or changes in the information environment. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. The amendments to Regulation S-X were applied to the Funds’ financial statements in the current period. The adoption had no effect on the Funds’ net assets or results of operations.

In August 2018, the Financial Accounting Standards Board issued ASU No. 2018-13, Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurements (“ASU 2018-13”). The amendments generally modified the disclosure requirements for fair value measurements such that it removes the following requirements: 1) the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy; 2) the requirement to disclose the Fund’s policy for timing of transfers between levels; and, 3) the requirement to disclose the valuation processes for Level 3 fair value measurements. ASU 2018-13 also added the requirement to disclose how weighted average is calculated when the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements is required to be disclosed, in addition to making various other clarifying amendments to the disclosure guidance. The amendments in ASU 2018-13 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The amendments related to the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. Early adoption is permitted. The Funds have elected to early adopt ASU 2018-13 and the amendments are reflected in the current year financial statements.

15. Subsequent Events

At a meeting held on November 15-16, 2018, the Board of Trustees of the AQR Funds approved a proposal to liquidate the AQR Emerging Momentum Style Fund. The Fund will declare a dividend to all holders of record on December 18, 2018 consisting of any undistributed income and capital gains (net of available capital loss carryovers). On or about December 21, 2018 (the “Liquidation Date”), the Fund will make a liquidating distribution of its remaining assets proportionately to any shareholders holding shares on the Liquidation Date.

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events other than those noted above.

AQR Funds	Annual Report	September 2018

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the AQR Funds and Shareholders of AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, AQR Emerging Defensive Style Fund, AQR Global Equity Fund, AQR International Equity Fund, AQR Large Cap Relaxed Constraint Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund, AQR International Relaxed Constraint Equity Fund, and AQR Emerging Relaxed Constraint Equity Fund:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the twenty-four funds listed in the table below (twenty-four of the funds constituting the AQR Funds, hereafter collectively referred to as the “Funds”) as of September 30, 2018, the related statements of operations, statements of changes in net assets, and for the three funds designated in the table below, the statements of cash flows for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2018, the results of each of their operations, the changes in each of their net assets, and for the three funds designated in the table below, each of their cash flows for the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

AQR Large Cap Multi-Style Fund (1)	AQR TM Large Cap Momentum Style Fund (1)
AQR Small Cap Multi-Style Fund (1)	AQR TM Small Cap Momentum Style Fund (1)
AQR International Multi-Style Fund (1)	AQR TM International Momentum Style Fund (1)
AQR Emerging Multi-Style Fund (1)	AQR Large Cap Defensive Style Fund (1)
AQR TM Large Cap Multi-Style Fund (1)	AQR International Defensive Style Fund (1)
AQR TM Small Cap Multi-Style Fund (1)	AQR Emerging Defensive Style Fund (1)
AQR TM International Multi-Style Fund (1)	AQR Global Equity Fund (1)
AQR TM Emerging Multi-Style Fund (1)	AQR International Equity Fund (1)
AQR Large Cap Momentum Style Fund (1)	AQR Large Cap Relaxed Constraint Equity Fund (2)
AQR Small Cap Momentum Style Fund (1)	AQR Small Cap Relaxed Constraint Equity Fund (2)
AQR International Momentum Style Fund (1)	AQR International Relaxed Constraint Equity Fund (2)
AQR Emerging Momentum Style Fund (1)	AQR Emerging Relaxed Constraint Equity Fund (3)

(1)	Statements of operations for the year ended September 30, 2018 and statements of changes in net assets for each of the two years ended September 30, 2018.
(2)	Statements of operations and cash flows for the year ended September 30, 2018 and statements of changes in net assets for the year ended September 30, 2018 and for the period December 14, 2016 (commencement of operations) through September 30, 2017.
(3)	Statement of operations for the year ended September 30, 2018 and statement of changes in net assets for the year ended September 30, 2018 and for the period December 14, 2016 (commencement of operations) through September 30, 2017.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2018 by correspondence with the custodians, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

November 20, 2018

We have served as the auditor of one or more investment companies in AQR Funds since 2008.

AQR Funds	Annual Report	September 2018

Other Federal Tax Information (Unaudited)

For the fiscal year ended September 30, 2018, the Funds designate the following percentages of ordinary income dividends, or maximum amount allowable, as qualifying for the reduced tax rate under the Jobs and Growth Tax Relief Reconciliation Act of 2003:

FUND	PERCENTAGE
AQR Large Cap Multi-Style Fund	100.00%
AQR Small Cap Multi-Style Fund	21.05%
AQR International Multi-Style Fund	96.33%
AQR Emerging Multi-Style Fund	84.14%
AQR TM Large Cap Multi-Style Fund	100.00%
AQR TM Small Cap Multi-Style Fund	100.00%
AQR TM International Multi-Style Fund	94.31%
AQR TM Emerging Multi-Style Fund	81.71%
AQR Large Cap Momentum Style Fund	100.00%
AQR Small Cap Momentum Style Fund	100.00%
AQR International Momentum Style Fund	94.57%
AQR Emerging Momentum Style Fund	85.93%
AQR TM Large Cap Momentum Style Fund	100.00%
AQR TM Small Cap Momentum Style Fund	100.00%
AQR TM International Momentum Style Fund	100.00%
AQR Large Cap Defensive Style Fund	97.44%
AQR International Defensive Style Fund	95.82%
AQR Emerging Defensive Style Fund	64.27%
AQR Global Equity Fund	35.60%
AQR International Equity Fund	34.91%
AQR Large Cap Relaxed Constraint Equity Fund	100.00%
AQR Small Cap Relaxed Constraint Equity Fund	98.41%
AQR International Relaxed Constraint Equity Fund	89.56%
AQR Emerging Relaxed Constraint Equity Fund	28.14%

For the fiscal year ended September 30, 2018, the following percentages of income dividends paid by the Fund qualify for the dividends received deductions available to corporations:

FUND	PERCENTAGE
AQR Large Cap Multi-Style Fund	100.00%
AQR Small Cap Multi-Style Fund	20.39%
AQR TM Large Cap Multi-Style Fund	100.00%
AQR TM Small Cap Multi-Style Fund	97.13%
AQR Large Cap Momentum Style Fund	100.00%
AQR Small Cap Momentum Style Fund	100.00%
AQR TM Large Cap Momentum Style Fund	100.00%
AQR TM Small Cap Momentum Style Fund	100.00%
AQR Large Cap Defensive Style Fund	93.76%
AQR Global Equity Fund	17.88%
AQR Large Cap Relaxed Constraint Equity Fund	100.00%
AQR Small Cap Relaxed Constraint Equity Fund	92.26%

The Funds designate the following amounts, or the maximum allowable under Section 852 of the Internal Revenue Code, as long term capital gain dividends paid during the fiscal year ended September 30, 2018:

FUND	TOTAL
AQR Large Cap Multi-Style Fund	$24,959,792
AQR Small Cap Multi-Style Fund	41,939,283
AQR TM Small Cap Multi-Style Fund	575,538
AQR Large Cap Momentum Style Fund	82,464,961
AQR Small Cap Momentum Style Fund	38,261,938
AQR TM Small Cap Momentum Style Fund	48,880
AQR Large Cap Defensive Style Fund	7,907,632
AQR Global Equity Fund	5,464,443
AQR International Equity Fund	11,174,436

AQR Funds	Annual Report	September 2018

Other Federal Tax Information (Unaudited)

Certain Funds have derived net income from sources within foreign countries. For the year ended September 30, 2018, the foreign source income for each Fund was as follows:

FUND	TOTAL	PER SHARE
AQR International Multi-Style Fund	$15,339,096	$0.4297
AQR Emerging Multi-Style Fund	9,096,303	0.3003
AQR TM International Multi-Style Fund	5,809,038	0.3356
AQR TM Emerging Multi-Style Fund	10,492,517	0.3346
AQR International Momentum Style Fund	11,290,722	0.3940
AQR Emerging Momentum Style Fund	345,688	0.2889
AQR TM International Momentum Style Fund	3,150,991	0.3378
AQR International Defensive Style Fund	6,285,454	0.4067
AQR Emerging Defensive Style Fund	2,276,010	0.2537
AQR International Equity Fund	13,045,476	0.3068
AQR International Relaxed Constraint Equity Fund	2,626,468	0.4544
AQR Emerging Relaxed Constraint Equity Fund	1,552,712	0.5135

Certain Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries. For the year ended September 30, 2018, the foreign taxes paid for each Fund was as follows:

FUND	TOTAL	PER SHARE
AQR International Multi-Style Fund	$1,393,118	$0.0390
AQR Emerging Multi-Style Fund	793,834	0.0262
AQR TM International Multi-Style Fund	505,305	0.0292
AQR TM Emerging Multi-Style Fund	931,153	0.0297
AQR International Momentum Style Fund	1,089,534	0.0380
AQR Emerging Momentum Style Fund	30,115	0.0252
AQR TM International Momentum Style Fund	290,301	0.0311
AQR International Defensive Style Fund	560,017	0.0362
AQR Emerging Defensive Style Fund	243,015	0.0271
AQR International Equity Fund	1,164,931	0.0274
AQR International Relaxed Constraint Equity Fund	245,742	0.0425
AQR Emerging Relaxed Constraint Equity Fund	94,922	0.0314

AQR Funds	Annual Report	September 2018

Fund Expense Examples (Unaudited)

As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ending 09/30/18” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 9/30/18	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 9/30/18

AQR Large Cap Multi-Style Fund

Class I
Actual Return	$1,000.00	$1,069.30	0.43%	$2.23
Hypothetical Return	$1,000.00	$1,022.91	0.43%	$2.18

Class N
Actual Return	$1,000.00	$1,068.40	0.70%	$3.63
Hypothetical Return	$1,000.00	$1,021.56	0.70%	$3.55

Class R6
Actual Return	$1,000.00	$1,069.90	0.35%	$1.82
Hypothetical Return	$1,000.00	$1,023.31	0.35%	$1.78

AQR Small Cap Multi-Style Fund

Class I
Actual Return	$1,000.00	$1,076.60	0.65%	$3.38
Hypothetical Return	$1,000.00	$1,021.81	0.65%	$3.29

Class N
Actual Return	$1,000.00	$1,075.50	0.90%	$4.68
Hypothetical Return	$1,000.00	$1,020.56	0.90%	$4.56

Class R6
Actual Return	$1,000.00	$1,077.20	0.55%	$2.86
Hypothetical Return	$1,000.00	$1,022.31	0.55%	$2.79

AQR Funds	Annual Report	September 2018

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 9/30/18	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 9/30/18

AQR International Multi-Style Fund

Class I
Actual Return	$1,000.00	$990.70	0.60%	$2.99
Hypothetical Return	$1,000.00	$1,022.06	0.60%	$3.04

Class N
Actual Return	$1,000.00	$989.90	0.85%	$4.24
Hypothetical Return	$1,000.00	$1,020.81	0.85%	$4.31

Class R6
Actual Return	$1,000.00	$991.60	0.50%	$2.50
Hypothetical Return	$1,000.00	$1,022.56	0.50%	$2.54

AQR Emerging Multi-Style Fund

Class I
Actual Return	$1,000.00	$882.80	0.75%	$3.54
Hypothetical Return	$1,000.00	$1,021.31	0.75%	$3.80

Class N
Actual Return	$1,000.00	$881.90	1.00%	$4.72
Hypothetical Return	$1,000.00	$1,020.05	1.00%	$5.06

Class R6
Actual Return	$1,000.00	$883.00	0.65%	$3.07
Hypothetical Return	$1,000.00	$1,021.81	0.65%	$3.29

AQR TM Large Cap Multi-Style Fund

Class I
Actual Return	$1,000.00	$1,078.60	0.45%	$2.34
Hypothetical Return	$1,000.00	$1,022.81	0.45%	$2.28

Class N
Actual Return	$1,000.00	$1,076.30	0.70%	$3.64
Hypothetical Return	$1,000.00	$1,021.56	0.70%	$3.55

Class R6
Actual Return	$1,000.00	$1,078.40	0.35%	$1.82
Hypothetical Return	$1,000.00	$1,023.31	0.35%	$1.78

AQR TM Small Cap Multi-Style Fund

Class I
Actual Return	$1,000.00	$1,085.80	0.65%	$3.40
Hypothetical Return	$1,000.00	$1,021.81	0.65%	$3.29

Class N
Actual Return	$1,000.00	$1,084.30	0.90%	$4.70
Hypothetical Return	$1,000.00	$1,020.56	0.90%	$4.56

Class R6
Actual Return	$1,000.00	$1,085.60	0.55%	$2.88
Hypothetical Return	$1,000.00	$1,022.31	0.55%	$2.79

AQR TM International Multi-Style Fund

Class I
Actual Return	$1,000.00	$992.80	0.60%	$3.00
Hypothetical Return	$1,000.00	$1,022.06	0.60%	$3.04

Class N
Actual Return	$1,000.00	$991.90	0.85%	$4.24
Hypothetical Return	$1,000.00	$1,020.81	0.85%	$4.31

Class R6
Actual Return	$1,000.00	$993.70	0.50%	$2.50
Hypothetical Return	$1,000.00	$1,022.56	0.50%	$2.54

AQR Funds	Annual Report	September 2018

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 9/30/18	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 9/30/18

AQR TM Emerging Multi-Style Fund

Class I
Actual Return	$1,000.00	$891.30	0.75%	$3.56
Hypothetical Return	$1,000.00	$1,021.31	0.75%	$3.80

Class N
Actual Return	$1,000.00	$889.70	1.00%	$4.74
Hypothetical Return	$1,000.00	$1,020.05	1.00%	$5.06

Class R6
Actual Return	$1,000.00	$891.40	0.65%	$3.08
Hypothetical Return	$1,000.00	$1,021.81	0.65%	$3.29

AQR Large Cap Momentum Style Fund

Class I
Actual Return	$1,000.00	$1,132.30	0.39%	$2.08
Hypothetical Return	$1,000.00	$1,023.11	0.39%	$1.98

Class N
Actual Return	$1,000.00	$1,130.90	0.65%	$3.47
Hypothetical Return	$1,000.00	$1,021.81	0.65%	$3.29

Class R6
Actual Return	$1,000.00	$1,132.60	0.30%	$1.60
Hypothetical Return	$1,000.00	$1,023.56	0.30%	$1.52

AQR Small Cap Momentum Style Fund

Class I
Actual Return	$1,000.00	$1,139.90	0.60%	$3.22
Hypothetical Return	$1,000.00	$1,022.06	0.60%	$3.04

Class N
Actual Return	$1,000.00	$1,138.40	0.82%	$4.40
Hypothetical Return	$1,000.00	$1,020.96	0.82%	$4.15

Class R6
Actual Return	$1,000.00	$1,140.60	0.50%	$2.68
Hypothetical Return	$1,000.00	$1,022.56	0.50%	$2.54

AQR International Momentum Style Fund

Class I
Actual Return	$1,000.00	$996.20	0.55%	$2.75
Hypothetical Return	$1,000.00	$1,022.31	0.55%	$2.79

Class N
Actual Return	$1,000.00	$994.30	0.80%	$4.00
Hypothetical Return	$1,000.00	$1,021.06	0.80%	$4.05

Class R6
Actual Return	$1,000.00	$996.20	0.45%	$2.25
Hypothetical Return	$1,000.00	$1,022.81	0.45%	$2.28

AQR Emerging Momentum Style Fund

Class I
Actual Return	$1,000.00	$882.50	0.66%	$3.11
Hypothetical Return	$1,000.00	$1,021.76	0.66%	$3.35

Class N
Actual Return	$1,000.00	$880.90	0.92%	$4.34
Hypothetical Return	$1,000.00	$1,020.46	0.92%	$4.66

Class R6
Actual Return	$1,000.00	$882.60	0.60%	$2.83
Hypothetical Return	$1,000.00	$1,022.06	0.60%	$3.04

AQR Funds	Annual Report	September 2018

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 9/30/18	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 9/30/18

AQR TM Large Cap Momentum Style Fund

Class I
Actual Return	$1,000.00	$1,128.40	0.40%	$2.13
Hypothetical Return	$1,000.00	$1,023.06	0.40%	$2.03

Class N
Actual Return	$1,000.00	$1,127.10	0.65%	$3.47
Hypothetical Return	$1,000.00	$1,021.81	0.65%	$3.29

Class R6
Actual Return	$1,000.00	$1,129.00	0.30%	$1.60
Hypothetical Return	$1,000.00	$1,023.56	0.30%	$1.52

AQR TM Small Cap Momentum Style Fund

Class I
Actual Return	$1,000.00	$1,133.70	0.60%	$3.21
Hypothetical Return	$1,000.00	$1,022.06	0.60%	$3.04

Class N
Actual Return	$1,000.00	$1,132.00	0.85%	$4.54
Hypothetical Return	$1,000.00	$1,020.81	0.85%	$4.31

Class R6
Actual Return	$1,000.00	$1,134.20	0.50%	$2.68
Hypothetical Return	$1,000.00	$1,022.56	0.50%	$2.54

AQR TM International Momentum Style Fund

Class I
Actual Return	$1,000.00	$989.30	0.55%	$2.74
Hypothetical Return	$1,000.00	$1,022.31	0.55%	$2.79

Class N
Actual Return	$1,000.00	$988.50	0.80%	$3.99
Hypothetical Return	$1,000.00	$1,021.06	0.80%	$4.05

Class R6
Actual Return	$1,000.00	$990.00	0.45%	$2.24
Hypothetical Return	$1,000.00	$1,022.81	0.45%	$2.28

AQR Large Cap Defensive Style Fund

Class I
Actual Return	$1,000.00	$1,106.00	0.39%	$2.06
Hypothetical Return	$1,000.00	$1,023.11	0.39%	$1.98

Class N
Actual Return	$1,000.00	$1,104.70	0.64%	$3.38
Hypothetical Return	$1,000.00	$1,021.86	0.64%	$3.24

Class R6
Actual Return	$1,000.00	$1,106.20	0.30%	$1.58
Hypothetical Return	$1,000.00	$1,023.56	0.30%	$1.52

AQR International Defensive Style Fund

Class I
Actual Return	$1,000.00	$997.00	0.55%	$2.75
Hypothetical Return	$1,000.00	$1,022.31	0.55%	$2.79

Class N
Actual Return	$1,000.00	$995.60	0.80%	$4.00
Hypothetical Return	$1,000.00	$1,021.06	0.80%	$4.05

Class R6
Actual Return	$1,000.00	$997.80	0.45%	$2.25
Hypothetical Return	$1,000.00	$1,022.81	0.45%	$2.28

AQR Funds	Annual Report	September 2018

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 9/30/18	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 9/30/18

AQR Emerging Defensive Style Fund

Class I
Actual Return	$1,000.00	$946.00	0.70%	$3.41
Hypothetical Return	$1,000.00	$1,021.56	0.70%	$3.55

Class N
Actual Return	$1,000.00	$944.40	0.95%	$4.63
Hypothetical Return	$1,000.00	$1,020.31	0.95%	$4.81

Class R6
Actual Return	$1,000.00	$945.90	0.60%	$2.93
Hypothetical Return	$1,000.00	$1,022.06	0.60%	$3.04

AQR Global Equity Fund

Class I
Actual Return	$1,000.00	$1,027.10	0.80%	$4.07
Hypothetical Return	$1,000.00	$1,021.06	0.80%	$4.05

Class N
Actual Return	$1,000.00	$1,026.00	1.05%	$5.33
Hypothetical Return	$1,000.00	$1,019.80	1.05%	$5.32

Class R6
Actual Return	$1,000.00	$1,026.80	0.70%	$3.56
Hypothetical Return	$1,000.00	$1,021.56	0.70%	$3.55

AQR International Equity Fund

Class I
Actual Return	$1,000.00	$957.10	0.84%	$4.12
Hypothetical Return	$1,000.00	$1,020.86	0.84%	$4.26

Class N
Actual Return	$1,000.00	$957.20	1.06%	$5.20
Hypothetical Return	$1,000.00	$1,019.75	1.06%	$5.37

Class R6
Actual Return	$1,000.00	$957.30	0.75%	$3.68
Hypothetical Return	$1,000.00	$1,021.31	0.75%	$3.80

AQR Large Cap Relaxed Constraint Equity Fund

Class I
Actual Return	$1,000.00	$1,063.60	1.38%	$7.14
Hypothetical Return	$1,000.00	$1,018.15	1.38%	$6.98

Class N
Actual Return	$1,000.00	$1,061.80	1.61%	$8.32
Hypothetical Return	$1,000.00	$1,017.00	1.61%	$8.14

Class R6
Actual Return	$1,000.00	$1,063.60	1.28%	$6.62
Hypothetical Return	$1,000.00	$1,018.65	1.28%	$6.48

AQR Small Cap Relaxed Constraint Equity Fund

Class I
Actual Return	$1,000.00	$1,063.60	1.79%	$9.26
Hypothetical Return	$1,000.00	$1,016.09	1.79%	$9.05

Class N
Actual Return	$1,000.00	$1,062.60	2.04%	$10.55
Hypothetical Return	$1,000.00	$1,014.84	2.04%	$10.30

Class R6
Actual Return	$1,000.00	$1,064.60	1.73%	$8.95
Hypothetical Return	$1,000.00	$1,016.39	1.73%	$8.74

AQR Funds	Annual Report	September 2018

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 9/30/18	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 9/30/18

AQR International Relaxed Constraint Equity Fund

Class I
Actual Return	$1,000.00	$945.80	2.09%	$10.19
Hypothetical Return	$1,000.00	$1,014.59	2.09%	$10.56

Class N
Actual Return	$1,000.00	$944.90	2.37%	$11.56
Hypothetical Return	$1,000.00	$1,013.19	2.37%	$11.96

Class R6
Actual Return	$1,000.00	$945.90	2.10%	$10.24
Hypothetical Return	$1,000.00	$1,014.54	2.10%	$10.61

AQR Emerging Relaxed Constraint Equity Fund

Class I
Actual Return	$1,000.00	$871.70	1.15%	$5.40
Hypothetical Return	$1,000.00	$1,019.30	1.15%	$5.82

Class N
Actual Return	$1,000.00	$870.10	1.40%	$6.56
Hypothetical Return	$1,000.00	$1,018.05	1.40%	$7.08

Class R6
Actual Return	$1,000.00	$871.80	1.05%	$4.93
Hypothetical Return	$1,000.00	$1,019.80	1.05%	$5.32

Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/365 (to reflect the one-half year period unless stated otherwise).

AQR Funds	Annual Report	September 2018

Trustees and Officers (Unaudited)	September 30, 2018

Listed in the chart below is basic information regarding the Trustees and Officers of the Trust. The address of each Officer and Trustee is Two Greenwich Plaza, 4th Floor, Greenwich CT 06830.

NAME AND YEAR OF BIRTH	CURRENT POSITION WITH THE TRUST, TERM OF OFFICE[1] AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER PRESENT OR PAST DIRECTORSHIPS HELD BY TRUSTEE (DURING THE PAST 5 YEARS)
Disinterested Trustees[2]
Timothy K. Armour, M.B.A., 1948	Chairman of the Board, since 2010 and Trustee, since 2008	Interim Chief Executive Officer of Janus Capital Group (retired) (2009-2010) (financial services)	50	Janus Capital Group (2008- 2016); ETF Securities (2010- 2013)

L. Joe Moravy, M.B.A., CPA, 1950	Trustee, since 2008	Independent Consultant (retired) (2014-2016); Managing Director, Finance Scholars Group (2010-2014) (consulting)	50	Nuveen Exchange Traded Commodities Funds (2012-2016)

William L. Atwell, M.B.A., 1950	Trustee, since 2011	Managing Director, Atwell Partners LLC (since 2012) (consulting); President (CIGNA International), CIGNA (2008- 2012) (insurance)	50	Webster Financial Corporation (since 2014); Blucora, Inc. (since 2017)

Gregg D. Behrens, M.M., 1952	Trustee, since 2011	Retired from Northern Trust Company (since 2009) (banking)	50	None

Brian Posner, M.B.A., 1961	Trustee, since 2011	President, Point Rider Group LLC (since 2008) (consulting)	50	Biogen Inc. (since 2008); Bioverativ Inc. (2017-2018); Arch Capital Group (since 2010); BG Medicine (2012- 2015)

Mark A. Zurack, M.B.A., CFA 1957	Trustee, since 2014	Senior Lecturer, Columbia Business School (since 2002); Visiting Senior Lecturer, Cornell University (2004-2013)	50	Exchange Traded Concepts Trust (since 2011); Source ETF Trust (2014-2015)

Interested Trustees[3]
David Kabiller, CFA, 1963	Trustee, since 2010	Founding Principal, AQR Capital Management, LLC (since 1998)	50	None

Marco Hanig, Ph.D., 1958	Trustee, since 2014; Chief Executive Officer, since 2009; President, since 2008	Principal, AQR Capital Management, LLC (since 2008)	50	None

Officers
H.J. Willcox, J.D., 1966	Chief Compliance Officer, since 2013	Principal and Chief Compliance Officer, AQR Capital Management, LLC (since 2013); Global Head of Compliance and Counsel KKR & Co., L.P. (2008-2013)	N/A	N/A

Heather Bonner, CPA, 1977	Chief Financial Officer, since 2014; Treasurer, since 2018	Vice President, AQR Capital Management, LLC (since 2013); Senior Manager, PricewaterhouseCoopers, LLP (2007- 2013)	N/A	N/A

AQR Funds	Annual Report	September 2018

Trustees and Officers (Unaudited)	September 30, 2018

NAME AND YEAR OF BIRTH	CURRENT POSITION WITH THE TRUST, TERM OF OFFICE[1] AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER PRESENT OR PAST DIRECTORSHIPS HELD BY TRUSTEE (DURING THE PAST 5 YEARS)

Bradley Asness, J.D., M.B.A. 1969	Vice President, since 2009	Principal and Co-Chief Operating Officer, AQR Capital Management, LLC (since 1998)	N/A	N/A

William J. Fenrich, J.D., 1969	Vice President, since 2018	Principal and Chief Legal Officer, AQR Capital Management, LLC (since 2017)	N/A	N/A

Nicole DonVito, J.D., 1979	Chief Legal Officer, since 2014; Vice President, since 2009	Managing Director, Senior Counsel & Head of Registered Products, AQR Capital Management, LLC (since 2007)	N/A	N/A

Tara Bongiorni, CPA 1977	Assistant Treasurer, since 2017	Vice President, AQR Capital Management, LLC (since 2015); Vice President, Goldman Sachs Asset Management (2002-2015)	N/A	N/A

John Hadermayer, J.D., 1977	Secretary, since 2018	Vice President, AQR Capital Management, LLC (since 2013)	N/A	N/A

(1)

Each Trustee serves until the election and qualification of a successor, or until death, resignation or removal as provided in the Trust’s Declaration of Trust. A Disinterested Trustee may not hold office beyond December 31 of the year in which he turns 72.

(2)	A Disinterested Trustee is any Trustee that is not an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.
(3)

An Interested Trustee is a Trustee that is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Kabiller and Dr. Hanig are interested persons of the Trust because of their positions with the Adviser.

AQR Funds	Annual Report	September 2018

Investment Adviser

AQR Capital Management, LLC

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

Transfer Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Custodian

JPMorgan Chase Bank, N.A.

4 Metro Tech Center

Brooklyn, NY 11245

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Administrator

JPMorgan Chase Bank, N.A.

70 Fargo Street

Boston, MA 02210

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP

300 Madison Avenue

New York, NY 10017

You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.

The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds

P.O. Box 2248, Denver, CO 80201-2248  |  p: +1.866.290.2688  |  w: https://funds.aqr.com

Annual Report

September 30, 2018

AQR Core Plus Bond Fund

Shareholder Letter (Unaudited)

AQR CORE PLUS BOND FUND

Ronen Israel

Principal

Scott Richardson

Principal

Jordan Brooks

Managing Director

Dear Shareholder:

The AQR Core Plus Bond Fund (the “Fund”) is a U.S. Aggregate Bond-benchmarked fixed income offering that seeks total return, consisting of capital appreciation and income. Excess returns are pursued through a rules-based, systematic application of fundamental investment themes such as Value, Momentum, Carry Defensive, and other proprietary signals. By combining these investment themes, we aim to build a portfolio weighted to securities that are cheap, with improving price and fundamental trends, with attractive yields, and which have more defensive characteristics. Notably, out of benchmark sectors are strictly used to increase security selection breadth, while still targeting the credit and duration profile of the benchmark. Because of its systematic approach, the strategy targets excess returns that are both attractive, as well as uncorrelated to traditional market risk premiums (e.g. equities, interest-rates, etc.), and to traditional fixed income managers.

For the fiscal year ended September 30, 2018, the Fund’s Class I returned -0.02% while its benchmark, the Bloomberg Barclays US Aggregate Total Return Index, returned 0.20% over the period. The fund’s slight underperformance was driven primarily by the country selection strategy sleeve, while the maturity selection, corporate bond selection, and currency selection sleeves all had positive contributions to performance. The underperformance in the Country Selection sleeve was driven by our exposure to peripheral Europe, driven by high carry and improving fundamentals, but where spreads had widened earlier in the year over political concerns.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2018 AQR CORE PLUS BOND FUND
	Since Inception	Date of Inception
Fund - Class I: QCPIX	-0.02%	4/5/2018
Fund - Class N: QCPNX	-0.12%	4/5/2018
Fund - Class R6: QCPRX	0.00%	4/5/2018

Bloomberg Barclays U.S. Aggregate Bond Index	0.20%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.58%, 0.83% and 0.48%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2018

2

Shareholder Letter (Unaudited)

AQR CORE PLUS BOND FUND

AQR CORE PLUS BOND FUND VS. BLOOMBERG BARCLAYS U.S. AGGREGATE BOND INDEX VALUE OF $10,000 INVESTED ON 4/5/2018

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2018

3

Schedule of Investments	September 30, 2018

AQR CORE PLUS BOND FUND

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
LONG POSITIONS - 126.0%
CORPORATE BONDS - 25.2%

Aerospace & Defense - 0.7%
Hexcel Corp.
3.95%, 2/15/2027	$730,000	$709,112

Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc.
4.20%, 4/15/2028	140,000	137,867

Banks - 2.5%
Huntington Bancshares, Inc.
2.30%, 1/14/2022	810,000	775,755
Regions Financial Corp.
2.75%, 8/14/2022	890,000	858,245
SunTrust Banks, Inc.
2.70%, 1/27/2022	880,000	856,307

		2,490,307

Beverages - 0.1%
Constellation Brands, Inc.
4.25%, 5/1/2023	150,000	152,000

Capital Markets - 1.7%
Ares Capital Corp.
3.50%, 2/10/2023	700,000	668,899
Jefferies Group LLC
4.15%, 1/23/2030	330,000	296,475
Nasdaq, Inc.
4.25%, 6/1/2024	710,000	716,227

		1,681,601

Chemicals - 0.7%
Methanex Corp. (Canada)
4.25%, 12/1/2024	730,000	713,662

Communications Equipment - 0.7%
Motorola Solutions, Inc.
3.75%, 5/15/2022	720,000	713,886

Consumer Finance - 0.8%
American Express Co.
2.50%, 8/1/2022	810,000	776,478

Diversified Financial Services - 0.9%
Petronas Capital Ltd. (Malaysia)
7.88%, 5/22/2022 (a)	240,000	272,614
Voya Financial, Inc.
4.80%, 6/15/2046	700,000	690,419

		963,033

Electric Utilities - 2.4%
Exelon Corp.
3.50%, 6/1/2022 (b)	860,000	844,991
FirstEnergy Corp.
Series B, 3.90%, 7/15/2027	810,000	787,935
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/2027	830,000	798,558

		2,431,484

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
Equity Real Estate Investment Trusts (REITs) - 0.3%
Crown Castle International Corp.
3.65%, 9/1/2027	$320,000	$300,653

Food & Staples Retailing - 0.6%
Sysco Corp.
3.30%, 7/15/2026	650,000	621,222

Health Care Providers & Services - 2.1%
Aetna, Inc.
2.80%, 6/15/2023	770,000	737,781
Anthem, Inc.
4.63%, 5/15/2042	660,000	644,937
Humana, Inc.
4.95%, 10/1/2044	680,000	706,138

		2,088,856

Hotels, Restaurants & Leisure - 0.1%
Darden Restaurants, Inc.
4.55%, 2/15/2048	140,000	131,164

Insurance - 0.6%
Marsh & McLennan Cos., Inc.
4.20%, 3/1/2048	100,000	94,339
Progressive Corp. (The)
4.13%, 4/15/2047	490,000	477,120

		571,459

IT Services - 0.6%
Total System Services, Inc.
4.80%, 4/1/2026	590,000	607,101

Multiline Retail - 2.4%
Dollar General Corp.
3.25%, 4/15/2023	690,000	673,660
Kohl’s Corp.
4.25%, 7/17/2025	720,000	719,216
Macy’s Retail Holdings, Inc.
2.88%, 2/15/2023	770,000	729,209
Nordstrom, Inc.
5.00%, 1/15/2044	336,000	309,855

		2,431,940

Multi-Utilities - 0.1%
DTE Energy Co.
2.85%, 10/1/2026	100,000	91,681

Oil, Gas & Consumable Fuels - 3.4%
Continental Resources, Inc.
5.00%, 9/15/2022	656,000	665,512
Hess Corp.
4.30%, 4/1/2027	790,000	766,047
HollyFrontier Corp.
5.88%, 4/1/2026	740,000	788,799
KazTransGas JSC (Kazakhstan)
4.38%, 9/26/2027 (a)	200,000	190,310
ONEOK, Inc.
4.95%, 7/13/2047	470,000	467,001

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

4

Schedule of Investments	September 30, 2018

AQR CORE PLUS BOND FUND

INVESTMENTS	PRINCIPAL AMOUNT	VALUE

Oil, Gas & Consumable Fuels - 3.4% (continued)
Petroleos Mexicanos (Mexico)
4.50%, 1/23/2026	$20,000	$18,700
6.50%, 3/13/2027	30,000	30,645
6.63%, 6/15/2035	20,000	19,870
6.75%, 9/21/2047	160,000	152,670
6.35%, 2/12/2048 (a)	10,000	9,160
Western Gas Partners LP
5.30%, 3/1/2048	370,000	339,133

		3,447,847

Professional Services - 1.4%
IHS Markit Ltd.
4.75%, 2/15/2025 (a)	670,000	679,735
Verisk Analytics, Inc.
4.00%, 6/15/2025	730,000	721,058

		1,400,793

Road & Rail - 0.2%
CSX Corp.
4.30%, 3/1/2048	190,000	185,998

Software - 1.4%
Citrix Systems, Inc.
4.50%, 12/1/2027	720,000	693,831
VMware, Inc.
3.90%, 8/21/2027	770,000	728,483

		1,422,314

Specialty Retail - 0.1%
TJX Cos., Inc. (The)
2.25%, 9/15/2026	150,000	135,839

Technology Hardware, Storage & Peripherals - 0.6%
NetApp, Inc.
3.30%, 9/29/2024	660,000	630,248

Textiles, Apparel & Luxury Goods - 0.7%
Tapestry, Inc.
4.13%, 7/15/2027	740,000	701,795

TOTAL CORPORATE BONDS (Cost $25,871,790)		25,538,340

MORTGAGE-BACKED SECURITIES - 31.5%
FNMA
TBA, 2.50%, 10/25/2033	1,550,000	1,495,408
TBA, 3.00%, 10/25/2033 - 10/25/2048	8,650,000	8,316,174
TBA, 3.50%, 10/25/2033 - 10/25/2048	10,450,000	10,295,708
TBA, 4.00%, 10/25/2048	6,450,000	6,512,988
TBA, 4.50%, 10/25/2048	3,700,000	3,816,659
TBA, 5.00%, 10/25/2048	1,400,000	1,469,571

TOTAL MORTGAGE-BACKED SECURITIES (Cost $32,122,406)		31,906,508

FOREIGN GOVERNMENT SECURITIES - 24.1%
Arab Republic of Egypt
8.50%, 1/31/2047 (c)	200,000	200,432

INVESTMENTS	PRINCIPAL AMOUNT		VALUE

FOREIGN GOVERNMENT SECURITIES - 24.1% (continued)
Australia Government Bond
2.75%, 11/21/2027 (c)	AUD	1,280,000	$931,856
2.50%, 5/21/2030 (c)	AUD	1,200,000	847,445
Canada Government Bond
1.50%, 6/1/2026	CAD	210,000	152,282
Deutsche Bundesrepublik Inflation Linked Bond
0.50%, 2/15/2028 (c)	EUR	1,270,000	1,485,578
Dominican Republic Government Bond
7.45%, 4/30/2044 (a)		100,000	106,500
Export-Import Bank of India
4.00%, 1/14/2023 (c)		200,000	197,926
Federal Republic of Nigeria
7.88%, 2/16/2032 (a)		200,000	204,300
Federative Republic of Brazil
8.25%, 1/20/2034		20,000	23,450
France Government Bond OAT
1.00%, 5/25/2027 (c)	EUR	3,710,000	4,447,920
Hungary Government Bond
6.38%, 3/29/2021		180,000	192,060
5.75%, 11/22/2023		90,000	97,470
Instituto Costarricense de Electricidad
6.95%, 11/10/2021 (a)		200,000	201,500
Kingdom of Belgium
1.00%, 6/22/2026 (c)	EUR	430,000	515,862
0.80%, 6/22/2027 (c)	EUR	850,000	994,689
Kingdom of Spain
2.15%, 10/31/2025 (c)	EUR	10,000	12,494
5.90%, 7/30/2026 (c)	EUR	1,720,000	2,701,949
5.15%, 10/31/2028 (c)	EUR	1,900,000	2,954,533
Kingdom of Sweden
1.00%, 11/12/2026	SEK	20,660,000	2,424,831
Mexico Government Bond
6.05%, 1/11/2040		250,000	277,627
Oman Government International Bond
6.75%, 1/17/2048 (c)		200,000	194,524
People’s Republic of China
2.13%, 11/2/2022 (c)		310,000	297,160
Republic of Chile
3.25%, 9/14/2021		100,000	100,072
3.13%, 3/27/2025		200,000	193,996
Republic of Colombia
8.13%, 5/21/2024		100,000	120,000
7.38%, 9/18/2037		150,000	189,000
Republic of Ecuador
10.75%, 3/28/2022 (a)		200,000	212,500
Republic of El Salvador
7.65%, 6/15/2035 (a)		70,000	67,926
Republic of Indonesia
2.95%, 1/11/2023		200,000	191,030
4.13%, 1/15/2025 (c)		200,000	196,714
Republic of Italy
7.25%, 11/1/2026	EUR	180,000	274,271
6.50%, 11/1/2027	EUR	1,160,000	1,713,341
6.00%, 5/1/2031	EUR	200,000	296,182
5.75%, 2/1/2033	EUR	20,000	29,509
Republic of Kenya
7.25%, 2/28/2028 (c)		200,000	194,500

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

5

Schedule of Investments	September 30, 2018

AQR CORE PLUS BOND FUND

INVESTMENTS	PRINCIPAL AMOUNT	VALUE

FOREIGN GOVERNMENT SECURITIES - 24.1% (continued)
Republic of Panama
6.70%, 1/26/2036	$50,000	$62,450
Republic of Peru
8.75%, 11/21/2033	190,000	280,725
Republic of South Africa
4.67%, 1/17/2024	270,000	263,598
Republic of Ukraine
7.75%, 9/1/2025 (a)	190,000	180,688
7.75%, 9/1/2025 (c)	110,000	104,609
Republic of Romania
6.75%, 2/7/2022 (a)	200,000	218,320

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $24,867,889)		24,351,819

U.S. TREASURY OBLIGATIONS - 34.8%
U.S. Treasury Bonds
2.88%, 5/15/2043	10,130,000	9,576,807
U.S. Treasury Notes
2.00%, 1/31/2020	20,630,000	20,433,370
2.13%, 9/30/2021	5,320,000	5,203,625

TOTAL U.S. TREASURY OBLIGATIONS (Cost $35,462,597)		35,213,802

	SHARES
SHORT-TERM INVESTMENTS - 10.4%
INVESTMENT COMPANIES - 10.4%
Limited Purpose Cash Investment Fund, 2.06% (1)(d)
(Cost $10,548,029)	10,549,696	10,548,642

TOTAL INVESTMENTS BEFORE TBA SALE COMMITMENTS (Cost $128,872,711)		127,559,111

	PRINCIPAL AMOUNT
TBA SALE COMMITMENTS - (1.8)%
MORTGAGE-BACKED SECURITIES - (1.8)%
FNMA
TBA, 2.50%, 10/25/2033	$(50,000)	(48,239)
TBA, 3.00%, 10/25/2033 - 10/25/2048	(650,000)	(623,445)
TBA, 4.50%, 10/25/2048	(1,150,000)	(1,186,259)

TOTAL TBA SALE COMMITMENTS (Proceeds $(1,858,430))		(1,857,943)

TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS - 124.2% (Cost $127,014,281)		125,701,168

LIABILITIES IN EXCESS OF OTHER ASSETS - (24.2)% (e)		(24,473,081)

NET ASSETS - 100.0%		$101,228,087

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$3,400,738	3.3%
Consumer Staples	773,222	0.7
Energy	3,447,847	3.4
Financials	6,482,878	6.5
Foreign Government Securities	24,351,819	24.1
Health Care	2,088,856	2.1
Industrials	2,433,770	2.4
Information Technology	3,373,549	3.3
Materials	713,662	0.7
Mortgage-Backed Securities	30,048,565	29.7
Real Estate	300,653	0.3
U.S. Treasury Obligations	35,213,802	34.8
Utilities	2,523,165	2.5
Short-Term Investments	10,548,642	10.4

Total Investments In Securities At Value	125,701,168	124.2
Liabilities in Excess of Other Assets (e)	(24,473,081)	(24.2)

Net Assets	$101,228,087	100.0%

(a)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2018 amounted to $2,343,553, which represents approximately 2.32% of net assets of the fund.

(b)

Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency. The interest rate shown was the current rate as of September 30, 2018.

(c)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2018, the value of these securities amounted to $16,278,191 or 16.08% of net assets.

(d)	Represents 7-day effective yield as of September 30, 2018.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro

FNMA - Federal National Mortgage Association

SEK - Swedish Krona

TBA - To Be Announced; Security is subject to delayed delivery.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

6

Schedule of Investments	September 30, 2018

AQR CORE PLUS BOND FUND

Credit default swap contracts outstanding - buy protection as of September 30, 2018:

Exchange Cleared

REFERENCE ENTITY	FINANCING RATE PAID	PAYMENT FREQUENCY	MATURITY DATE	CREDIT SPREAD		NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Markit CDX Emerging Market Index Series 30.V1	1.00%	Quarterly	12/20/2023	1.92%	USD	6,440,000	$279,785	$(10,760)	$269,025
Republic of South Africa, 5.50%, 3/9/2020	1.00	Quarterly	12/20/2023	2.02	USD	600,000	28,959	(628)	28,331
Republic of Turkey, 11.88%, 1/15/2030	1.00	Quarterly	12/20/2023	3.72	USD	800,000	98,468	(3,859)	94,609

							407,212	(15,247)	391,965

Republic of Korea, 7.13%, 4/16/2019	1.00	Quarterly	12/20/2023	0.38	USD	2,900,000	$(83,648)	$(4,671)	$(88,319)

							(83,648)	(4,671)	(88,319)

							$323,564	$(19,918)	$303,646

Credit default swap contracts outstanding - sell protection as of September 30, 2018:

Exchange Cleared

REFERENCE ENTITY	FINANCING RATE RECEIVED	PAYMENT FREQUENCY	MATURITY DATE	CREDIT SPREAD		NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Markit CDX North America Investment Grade Index Series 31.V1	1.00%	Quarterly	12/20/2023	0.60%	USD	6,160,000	$115,077	$4,694	$119,771
Penerbangan Malaysia Bhd., 1.00%, 6/20/2021	1.00	Quarterly	12/20/2023	0.93	USD	3,400,000	9,585	1,987	11,572

							124,662	6,681	131,343

Federative Republic of Brazil, 4.25%, 1/7/2025	1.00	Quarterly	12/20/2023	2.60	USD	1,000,000	$(79,962)	$7,187	$(72,775)

							(79,962)	7,187	(72,775)

							$44,700	$13,868	$58,568

Forward effective interest rate swap contracts outstanding as of September 30, 2018:

Exchange Cleared

PAY/RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	MATURITY DATE		NOTIONAL AMOUNT	UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Pay	3 Month Australian Bank-Bill Reference Rate Quarterly	2.50% Semi-Annually	3/10/2021	NZD	9,500,000	$54,512	$(7,724)	$46,788
Pay	3 Month Stockholm Interbank Offered Rate Quarterly	1.50% Annually	3/21/2029	SEK	50,800,000	118,607	(55,701)	62,906
Pay	6 Month Australian Bank-Bill Reference Rate Semi-Annually	3.00% Semi-Annually	3/08/2029	AUD	2,200,000	16,776	(1,816)	14,960

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

7

Schedule of Investments	September 30, 2018

AQR CORE PLUS BOND FUND

PAY/RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	MATURITY DATE		NOTIONAL AMOUNT	UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Pay	6 Month Euro Interbank Offered Rate Semi-Annually	0.00% Annually	12/21/2020	EUR	4,300,000	$ 1,550	$ 3,245	$ 4,795
Pay	6 Month London Interbank Offered Rate Semi-Annually	0.25% Annually	3/17/2021	CHF	6,300,000	20,509	(5,603)	14,906
Pay	6 Month London Interbank Offered Rate Semi-Annually	0.50% Semi-Annually	3/21/2029	JPY	37,800,000	3,961	(235)	3,726
Pay	6 Month Norwegian Interbank Offered Rate Semi-Annually	2.00% Annually	3/17/2021	NOK	284,400,000	232,097	(30,815)	201,282
Receive	3 Month Australian Bank-Bill Reference Rate Quarterly	2.00% Quarterly	3/11/2021	AUD	9,700,000	13,684	(1,563)	12,121
Receive	3 Month London Interbank Offered Rate Quarterly	3.00% Semi-Annually	12/19/2028	USD	200,000	—	2,275	2,275
Receive	3 Month London Interbank Offered Rate Quarterly	3.00% Semi-Annually	3/20/2029	USD	1,800,000	25,851	(3,266)	22,585
Receive	6 Month Euro Interbank Offered Rate Semi-Annually	0.00% Annually	3/22/2021	EUR	40,500,000	(16,973)	46,330	29,357
Receive	6 Month London Interbank Offered Rate Semi-Annually	1.50% Semi-Annually	3/20/2029	GBP	8,200,000	95,670	110,206	205,876
Receive	6 Month London Interbank Offered Rate Semi-Annually	0.50% Annually	3/21/2029	CHF	1,300,000	1,600	15,582	17,182

						567,844	70,915	638,759

Pay	3 Month Canadian Bankers’ Acceptance Rate Quarterly	2.50% Semi-Annually	3/15/2021	CAD	15,000,000	(4,208)	(36,502)	(40,710)
Pay	3 Month London Interbank Offered Rate Quarterly	2.75% Semi-Annually	12/21/2020	USD	1,100,000	—	(6,814)	(6,814)
Pay	3 Month London Interbank Offered Rate Quarterly	2.75% Semi-Annually	3/22/2021	USD	7,800,000	(56,430)	289	(56,141)
Pay	6 Month Euro Interbank Offered Rate Semi-Annually	1.00% Annually	3/20/2029	EUR	8,400,000	(12,851)	(74,627)	(87,478)
Pay	6 Month London Interbank Offered Rate Semi-Annually	0.00% Semi-Annually	3/17/2021	JPY	134,300,000	(1,335)	(542)	(1,877)
Pay	6 Month London Interbank Offered Rate Semi-Annually	1.25% Semi-Annually	3/22/2021	GBP	38,300,000	50,894	(90,701)	(39,807)
Receive	3 Month Australian Bank-Bill Reference Rate Quarterly	3.00% Semi-Annually	3/14/2029	NZD	2,000,000	(11,479)	8,475	(3,004)
Receive	3 Month Canadian Bankers’ Acceptance Rate Quarterly	3.00% Semi-Annually	3/19/2029	CAD	3,300,000	(68,223)	34,950	(33,273)
Receive	3 Month Stockholm Interbank Offered Rate Quarterly	0.50% Annually	3/17/2021	SEK	243,600,000	(201,830)	40,578	(161,252)
Receive	6 Month Euro Interbank Offered Rate Semi-Annually	1.25% Annually	12/19/2028	EUR	900,000	(7,120)	(14,593)	(21,713)
Receive	6 Month London Interbank Offered Rate Semi-Annually	0.25% Semi-Annually	3/17/2021	JPY	321,800,000	(9,590)	(20)	(9,610)
Receive	6 Month Norwegian Interbank Offered Rate Semi-Annually	2.50% Annually	3/21/2029	NOK	61,800,000	(159,882)	71,627	(88,255)

						(482,054)	(67,880)	(549,934)

						$85,790	$3,035	$88,825

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

8

Schedule of Investments	September 30, 2018

AQR CORE PLUS BOND FUND

(a)	Floating rate indices at September 30, 2018 were as follows:
3 Month Australian Bank-Bill Reference Rate: 1.94%
3 Month Canadian Bankers’ Acceptance Rate: 2.02%
3 Month London Interbank Offered Rate: 2.40%
3 Month Stockholm Interbank Offered Rate: (0.46)%
6 Month Australian Bank-Bill Reference Rate: 2.14%
6 Month Euro Interbank Offered Rate: (0.27)%
6 Month London Interbank Offered Rate: 2.60%
6 Month Norwegian Interbank Offered Rate: 1.22%

Futures contracts outstanding as of September 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Euro-BTP	20	12/2018	EUR	$2,875,689	$58,723
Euro-Bund	2	12/2018	EUR	368,726	(4,233)
U.S. Treasury 2 Year Note	20	12/2018	USD	4,214,687	(9,128)

					45,362

Short Contracts
Japan 10 Year Bond	(11)	12/2018	JPY	(14,530,804)	19,993
Long Gilt	(19)	12/2018	GBP	(2,995,031)	28,349
U.S. Treasury 10 Year Note	(42)	12/2018	USD	(4,988,812)	39,785

					88,127

					$133,489

Forward foreign currency contracts outstanding as of September 30, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	424,431	USD	304,371	CITI	12/19/2018	$2,618
AUD	636,645	USD	456,556	JPMC	12/19/2018	3,926
BRL	523,200	USD	127,120	CITI**	12/19/2018	1,600
BRL	784,800	USD	190,680	JPMC**	12/19/2018	2,399
CAD	1,903,481	USD	1,456,781	CITI	12/19/2018	19,460
CAD	2,855,220	USD	2,185,174	JPMC	12/19/2018	29,186
CLP	12,000,000	USD	18,034	CITI**	12/19/2018	224
CLP	18,000,000	USD	27,051	JPMC**	12/19/2018	337
COP	100,000,000	USD	33,178	CITI**	12/19/2018	519
COP	150,000,000	USD	49,767	JPMC**	12/19/2018	778
CZK	680,000	USD	30,662	CITI	12/19/2018	128
CZK	1,020,000	USD	45,993	JPMC	12/19/2018	192
EUR	332,538	USD	387,405	CITI	12/19/2018	1,301
EUR	498,802	USD	581,103	JPMC	12/19/2018	1,950
GBP	104,866	USD	136,036	CITI	12/19/2018	1,178
GBP	157,301	USD	204,056	JPMC	12/19/2018	1,765
HUF	31,735,600	USD	114,154	CITI	12/19/2018	556
HUF	47,603,400	USD	171,231	JPMC	12/19/2018	834
KRW	93,453,200	USD	83,958	CITI**	12/19/2018	418

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

9

Schedule of Investments	September 30, 2018

AQR CORE PLUS BOND FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
KRW	140,179,800	USD	125,937	JPMC**	12/19/2018	$ 627
MXN	9,283,592	USD	478,963	CITI	12/19/2018	11,022
MXN	13,925,408	USD	718,446	JPMC	12/19/2018	16,532
NZD	90,650	USD	59,533	CITI	12/19/2018	581
NZD	135,975	USD	89,300	JPMC	12/19/2018	873
PLN	304,000	USD	82,230	CITI	12/19/2018	394
PLN	456,000	USD	123,345	JPMC	12/19/2018	591
RUB	9,600,000	USD	141,945	CITI**	12/19/2018	3,365
RUB	14,400,000	USD	212,918	JPMC**	12/19/2018	5,047
SEK	1,106,337	USD	122,405	CITI	12/19/2018	2,960
SEK	1,659,505	USD	183,607	JPMC	12/19/2018	4,439
USD	287,787	AUD	394,353	CITI	12/19/2018	2,554
USD	431,679	AUD	591,528	JPMC	12/19/2018	3,830
USD	40,615	CAD	52,270	CITI	12/19/2018	78
USD	60,924	CAD	78,406	JPMC	12/19/2018	116
USD	1,454,643	CHF	1,402,182	CITI	12/19/2018	14,820
USD	2,181,967	CHF	2,103,278	JPMC	12/19/2018	22,227
USD	14,493	CZK	320,000	CITI	12/19/2018	4
USD	21,740	CZK	480,000	JPMC	12/19/2018	6
USD	6,361,556	EUR	5,414,075	CITI	12/19/2018	33,012
USD	9,542,315	EUR	8,121,106	JPMC	12/19/2018	49,507
USD	360,746	GBP	274,400	CITI	12/19/2018	1,705
USD	541,118	GBP	411,600	JPMC	12/19/2018	2,557
USD	146,984	IDR	2,190,000,000	CITI**	12/19/2018	1,936
USD	220,475	IDR	3,285,000,000	JPMC**	12/19/2018	2,903
USD	225,657	ILS	812,000	CITI	12/19/2018	1,026
USD	338,485	ILS	1,218,000	JPMC	12/19/2018	1,538
USD	179,906	JPY	19,920,000	CITI	12/19/2018	3,438
USD	269,858	JPY	29,880,000	JPMC	12/19/2018	5,156
USD	142,239	KRW	157,241,550	CITI**	12/19/2018	270
USD	213,358	KRW	235,862,325	JPMC**	12/19/2018	405
USD	96,771	PHP	5,200,000	CITI**	12/19/2018	1,198
USD	145,156	PHP	7,800,000	JPMC**	12/19/2018	1,797
USD	6,001	PLN	22,000	CITI	12/19/2018	22
USD	9,002	PLN	33,000	JPMC	12/19/2018	33
ZAR	265,200	USD	18,242	CITI	12/19/2018	314
ZAR	397,800	USD	27,364	JPMC	12/19/2018	471

Total unrealized appreciation						266,723

AUD	433,569	USD	316,925	CITI	12/19/2018	(3,327)
AUD	650,355	USD	475,389	JPMC	12/19/2018	(4,991)
BRL	135,200	USD	33,474	CITI**	12/19/2018	(212)
BRL	202,800	USD	50,212	JPMC**	12/19/2018	(318)
CAD	130,652	USD	101,534	CITI	12/19/2018	(207)
CAD	195,979	USD	152,301	JPMC	12/19/2018	(310)
CHF	507,200	USD	527,725	CITI	12/19/2018	(6,909)
CHF	760,800	USD	791,588	JPMC	12/19/2018	(10,365)
CLP	4,000,000	USD	6,103	CITI**	12/19/2018	(17)
CLP	6,000,000	USD	9,155	JPMC**	12/19/2018	(26)
COP	8,000,000	USD	2,712	CITI**	12/19/2018	(16)
COP	12,000,000	USD	4,067	JPMC**	12/19/2018	(23)
EUR	566,550	USD	665,749	CITI	12/19/2018	(3,506)
EUR	849,823	USD	998,623	JPMC	12/19/2018	(5,260)
GBP	9,534	USD	12,504	CITI	12/19/2018	(30)
GBP	14,301	USD	18,757	JPMC	12/19/2018	(44)
ILS	380,000	USD	106,435	CITI	12/19/2018	(1,312)
ILS	570,000	USD	159,652	JPMC	12/19/2018	(1,968)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

10

Schedule of Investments	September 30, 2018

AQR CORE PLUS BOND FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
INR	4,194,800	USD	58,017	CITI**	12/19/2018	$ (904)
INR	6,292,200	USD	87,026	JPMC**	12/19/2018	(1,356)
JPY	63,759,200	USD	577,265	CITI	12/19/2018	(12,432)
JPY	95,638,800	USD	865,898	JPMC	12/19/2018	(18,649)
KRW	23,309,600	USD	21,088	CITI**	12/19/2018	(42)
KRW	34,964,400	USD	31,631	JPMC**	12/19/2018	(63)
NZD	212,550	USD	142,121	CITI	12/19/2018	(1,166)
NZD	318,825	USD	213,182	JPMC	12/19/2018	(1,752)
PLN	332,800	USD	90,948	CITI	12/19/2018	(497)
PLN	499,200	USD	136,423	JPMC	12/19/2018	(745)
SGD	456,000	USD	335,075	CITI	12/19/2018	(931)
SGD	684,000	USD	502,613	JPMC	12/19/2018	(1,397)
USD	513,108	AUD	711,960	CITI	12/19/2018	(1,850)
USD	769,661	AUD	1,067,940	JPMC	12/19/2018	(2,775)
USD	367,224	BRL	1,531,200	CITI**	12/19/2018	(9,488)
USD	550,835	BRL	2,296,800	JPMC**	12/19/2018	(14,233)
USD	325,917	CAD	425,779	CITI	12/19/2018	(4,295)
USD	488,884	CAD	638,681	JPMC	12/19/2018	(6,443)
USD	130,719	CHF	127,416	CITI	12/19/2018	(118)
USD	196,078	CHF	191,124	JPMC	12/19/2018	(177)
USD	83,811	CLP	56,000,000	CITI**	12/19/2018	(1,397)
USD	125,716	CLP	84,000,000	JPMC**	12/19/2018	(2,096)
USD	14,422	CZK	320,000	CITI	12/19/2018	(67)
USD	21,633	CZK	480,000	JPMC	12/19/2018	(101)
USD	2,414,084	EUR	2,070,160	CITI	12/19/2018	(5,739)
USD	3,621,120	EUR	3,105,238	JPMC	12/19/2018	(8,612)
USD	250,936	GBP	193,600	CITI	12/19/2018	(2,381)
USD	376,406	GBP	290,402	JPMC	12/19/2018	(3,573)
USD	1,446	HUF	400,000	CITI	12/19/2018	—
USD	2,168	HUF	600,000	JPMC	12/19/2018	—
USD	47,469	IDR	730,000,000	CITI**	12/19/2018	(881)
USD	71,203	IDR	1,095,000,000	JPMC**	12/19/2018	(1,321)
USD	300,398	KRW	334,555,250	CITI**	12/19/2018	(1,661)
USD	450,597	KRW	501,832,875	JPMC**	12/19/2018	(2,492)
USD	16,270	MXN	313,198	CITI	12/19/2018	(260)
USD	24,405	MXN	469,802	JPMC	12/19/2018	(391)
USD	445,783	NOK	3,708,000	CITI	12/19/2018	(11,393)
USD	668,674	NOK	5,562,000	JPMC	12/19/2018	(17,091)
USD	35,692	PLN	132,000	CITI	12/19/2018	(184)
USD	53,539	PLN	198,000	JPMC	12/19/2018	(276)
USD	69,993	RUB	4,800,000	CITI**	12/19/2018	(2,662)
USD	104,989	RUB	7,200,000	JPMC**	12/19/2018	(3,994)
USD	1,875,726	SEK	16,932,613	CITI	12/19/2018	(42,988)
USD	2,813,586	SEK	25,398,925	JPMC	12/19/2018	(64,486)
USD	110,081	ZAR	1,594,400	CITI	12/19/2018	(1,482)
USD	165,121	ZAR	2,391,600	JPMC	12/19/2018	(2,223)

Total unrealized depreciation						(295,905)

Net unrealized depreciation						$(29,182)

**	Non-deliverable forward.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2018

11

Schedule of Investments	September 30, 2018

AQR CORE PLUS BOND FUND

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

ZAR - South African Rand

Collateral pledged to, or (received from), each counterparty at September 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
CITG
Cash	$—	$(171,278)	$(171,278)

CITI
Cash	390,000	—	390,000

CRSU
Cash	—	214,970	214,970

JPMC
Cash	1,252,682	—	1,252,682

JPMS
Cash	—	4,034,692	4,034,692

The following abbreviations are used for counterparty descriptions:

CITG - Citigroup Global Markets, Inc.

CITI - Citibank NA

CRSU - Credit Suisse Securities (USA) LLC

JPMC - J.P. Morgan Chase Bank NA

JPMS - J.P. Morgan Securities LLC

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

12

Statement of Assets and Liabilities	September 30, 2018

AQR CORE PLUS BOND FUND

ASSETS:
Investments in securities of unaffiliated issuers, at cost	$128,872,711

Investments in securities of unaffiliated issuers, at value	$127,559,111
Cash	133,502
Cash denominated in foreign currencies‡	88,725
Unrealized appreciation on forward foreign currency exchange contracts	266,723
Due from broker	1,642,682
Deposits with brokers for centrally cleared swaps (unamortized upfront payments, $454,054)	4,458,969
Deposits with brokers for futures contracts	240,595
Variation margin on centrally cleared swaps	11,539
Receivables:
Securities sold	1,674,692
Securities sold—delayed delivery securities	1,858,430
Foreign tax reclaims	35,911
Dividends and interest	765,549
Due from Investment Adviser	1,396
Prepaid expenses	57,629
Total Assets	138,795,453

LIABILITIES:
TBA sale commitments, at value (proceeds $1,858,430)	1,857,943
Unrealized depreciation on forward foreign currency exchange contracts	295,905
Variation margin on futures contracts	48,191
Payables:
Securities purchased	3,157,547
Securities purchased—delayed delivery securities	32,122,406
Accrued distribution fees—Class N	115
Other accrued expenses and liabilities	85,259
Total Liabilities	37,567,366
Net Assets	$101,228,087

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$102,377,653
Total distributable earnings (loss)	(1,149,566)
Net Assets	$101,228,087

NET ASSETS:
Class I	$3,707,037
Class N	559,830
Class R6	96,961,220

SHARES OUTSTANDING:
Class I	375,031
Class N	56,638
Class R6	9,809,080

NET ASSET VALUE:
Class I	$9.88
Class N	$9.88
Class R6	$9.88

‡ Cash denominated in foreign currencies at cost	$88,240

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

13

Statement of Operations	September 30, 2018

AQR CORE PLUS BOND FUND
FOR THE PERIOD 04/05/18*-09/30/18

INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers	$101,656
Interest income†	1,210,387
Total Income	1,312,043

EXPENSES:
Investment advisory fees	157,780
Custody fees	12,093
Administration & accounting fees	8,501
Legal fees	4,813
Audit & tax fees	47,155
Shareholder reporting fees	11,014
Transfer agent fees	9,827
Trustee fees	2,136
Offering costs	3,382
Distribution fees—Class N	637
Registration fees	39,887
Pricing fee	1,544
Other expenses	1,317

Total Expenses	300,086

Less fee waivers and/or reimbursements	(115,612)

Net Expenses	184,474
Net Investment Income (Loss)	1,127,569

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers	(1,513,323)
Settlement of foreign currency and foreign currency transactions	(95,863)
Settlement of forward foreign currency contracts	1,465,896
Expiration or closing of futures contracts	(285,946)
TBA sale commitments	9,545
Expiration or closing of swap contracts	557,690
Net realized gain (loss)	137,999
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers	(1,313,600)
Foreign currency and foreign currency transactions	93
Forward foreign currency exchange contracts	(29,182)
Futures contracts	133,489
TBA sale commitments	487
Swap contracts	(3,015)
Net change in unrealized appreciation (depreciation)	(1,211,728)
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	(1,073,729)
Net increase (decrease) in net assets resulting from operations	$53,840

† Net of foreign taxes withheld of	$1,169

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

14

Statement of Changes in Net Assets	September 30, 2018

AQR CORE PLUS BOND FUND
FOR THE PERIOD 04/05/18*-09/30/18

OPERATIONS:
Net investment income (loss)	$1,127,569
Net realized gain (loss)	137,999
Net change in unrealized appreciation (depreciation)	(1,211,728)
Net increase (decrease) in net assets resulting from operations	53,840

DISTRIBUTIONS TO SHAREHOLDERS(a):
Class I	(38,811)
Class N	(5,803)
Class R6	(1,176,077)
Total distributions	(1,220,691)

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	3,858,053
Reinvestment of distributions	21,167
Cost of shares redeemed	(141,059)
Net increase (decrease) from capital transactions	3,738,161

CLASS N
Proceeds from shares sold	565,506
Reinvestment of distributions	411
Net increase (decrease) from capital transactions	565,917

CLASS R6
Proceeds from shares sold	98,089,999
Reinvestment of distributions	861
Net increase (decrease) from capital transactions	98,090,860
Net increase (decrease) in net assets resulting from capital transactions	102,394,938
Total increase (decrease) in net assets	101,228,087

NET ASSETS:
Beginning of period	—
End of period	$101,228,087

The accompanying notes are an integral part of these financial statements.	(continued on p. 14)

AQR Funds	Annual Report	September 2018

15

Statement of Changes in Net Assets	September 30, 2018

AQR CORE PLUS BOND FUND
FOR THE PERIOD 04/05/18*-09/30/18

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	—
Shares sold	387,044
Shares issued on reinvestment of distributions	2,134
Shares redeemed	(14,147)
Shares outstanding, end of period	375,031

CLASS N
Shares outstanding, beginning of period	—
Shares sold	56,597
Shares issued on reinvestment of distributions	41
Shares outstanding, end of period	56,638

CLASS R6
Shares outstanding, beginning of period	—
Shares sold	9,808,993
Shares issued on reinvestment of distributions	87
Shares outstanding, end of period	9,809,080

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

16

[Intentionally Left Blank]

Financial Highlights	September 30, 2018

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR CORE PLUS BOND FUND CLASS I
FOR THE PERIOD 4/05/18[6]-9/30/18	$10.00	0.11	(0.11)	—	(0.12)	—	(0.12)
AQR CORE PLUS BOND FUND CLASS N
FOR THE PERIOD 4/05/18[6]-9/30/18	$10.00	0.10	(0.11)	(0.01)	(0.11)	—	(0.11)
AQR CORE PLUS BOND FUND CLASS R6
FOR THE PERIOD 4/05/18[6]-9/30/18	$10.00	0.11	(0.11)	—	(0.12)	—	(0.12)

*	Annualized for periods less than one year.
[1]	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
[2]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

[3]

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[4]	Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
[5]	Portfolio turnover is not annualized.
[6]	Commencement of operations.
[7]	Certain expenses incurred by the Fund were not annualized for the period.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

18

Financial Highlights	September 30, 2018

		RATIOS/SUPPLEMENTAL DATA
			Ratios to Average Net Assets of:*
Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$9.88	(0.02)%	$3,707	0.60%[7]	0.42%	2.26%	439%

$9.88	(0.12)%	$560	0.79%[7]	0.62%	2.04%	439%

$9.88	0.00%	$96,961	0.54%[7]	0.37%	2.29%	439%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2018

19

Notes to Financial Statements	September 30, 2018

1. Organization

AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2018, the Trust consists of thirty-nine active series, AQR Core Plus Bond Fund (the “Fund”) is presented in this book. The remaining active series are reported in separate books. AQR Capital Management, LLC (the “Adviser”) serves as the investment adviser of each Fund.

The Fund commenced operations on April 5, 2018.

The investment objective of the Fund is to seek total return. The Fund offers Class I, N and R6 shares.

2. Significant Accounting Policies

The Fund is an investment company and applies specialized accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Certain prior period amounts have been reclassified to reflect current period presentation.

Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 4.

Cash: Cash comprises U.S. Dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Fund is subject to risk to the extent that the institutions may be unable to fulfill their obligations.

Due to/from Brokers: Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Fund’s prime brokers and counterparties. The Fund is subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Fund.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. Dollars. The Fund’s assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Fund’s income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.

The Fund does not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statement of Operations.

Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statement of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. Dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statement of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Investment Transactions and Related Income: Investment transactions are accounted for on trade date (the date the order to buy or sell is executed). Realized gains and losses on investment transactions are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts using the effective yield method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, realized and unrealized gains and losses are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. The Fund is charged for those expenses that are directly attributable to each Fund. Trust level expenses are allocated on the ratio of average net assets or other reasonable methodology.

AQR Funds	Annual Report	September 2018

20

Notes to Financial Statements	September 30, 2018

The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Fund may be subject to foreign taxes on income, capital gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Offering Cost: Offering costs, including professional fees, printing fees and initial registration, are amortized over a period not longer than twelve months from the date the Fund commenced operations.

Federal Income Taxes: The Fund is treated as a separate taxable entity for federal income tax purposes. The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its taxable net investment income and capital gains, if applicable, to shareholders. Accordingly no provision for Federal income tax is necessary.

The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Fund tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Fund is required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Fund has concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will materially change in the next twelve months. As of September 30, 2018, the Fund had no examinations in progress.

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. Distribution from net investment income are generally declared and paid monthly. Net realized capital gains, if any, are distributed by the Fund at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Fund financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statement of Changes in Net Assets and has been recorded to paid in capital.

Indemnification: In the normal course of business, the Fund may enter into various agreements that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

3. Securities and Other Investments

Limited Purpose Cash Investment Fund: The Fund may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management (Americas) Inc. (“UBS AM”). The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. Those Funds investing in the LPCI Fund indirectly bear their share of the advisory and operating expenses borne by the LPCI Fund. Section 2a-3 of the 1940 Act defines an affiliated person as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities. The LPCI Fund may be considered an affiliated person of the Fund in the Trust. However, the Fund does not invest in the LPCI Fund for the purpose of exercising significant influence over its management, board or policies. A summary of transactions with each affiliated person is included in the Schedule of Investments, if applicable.

Futures Contracts: The Fund invests in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not receive the return of the entire margin owed to the Fund, potentially resulting in a loss. A change in market value of an open futures contract is recorded in the Statement of Operations as net change in unrealized appreciation (depreciation) on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported in the Statement of Operations. The use of long futures contracts subjects the Fund to risk of loss in excess of the variation margin on the Statement of Assets and Liabilities. The use of short futures

AQR Funds	Annual Report	September 2018

21

Notes to Financial Statements	September 30, 2018

contracts subjects the Fund to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after Schedule of Investments.

Forward Foreign Currency Exchange Contracts: The Fund buys and sells forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after Schedule of Investments.

Swap Contracts: The Fund engages in various swap transactions to manage risks within their portfolios or as alternatives to direct investments. Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedule of Investments include the cumulative appreciation (depreciation), while only the current day’s variation margin is reported within the Statement of Assets and Liabilities. For credit default and interest rate contracts, an up-front payment received by a Fund is recorded as a liability and an up-front payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Up-front payments are amortized over the term of the contract. If there is no up-front payment or receipt, market value will equal unrealized appreciation (depreciation). Periodic payments received (paid) by a Fund are recorded as realized gain (loss) from the expiration or closing of swap contracts in the Statement of Operations. The Fund uses of swap contracts create additional risks beyond those that would exist if the Fund invested in the underlying positions directly.

Credit Default Swap Contracts: The Fund enters into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up-front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. The credit default contracts are marked to market daily and the change, if any, is recorded as an unrealized gain or loss. Variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the up-front payment, is recorded as a realized gain or loss on swap contracts in the Statement of Operations.

Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include up-front payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty. The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Statement of Assets and Liabilities. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after Schedule of Investments.

Interest Rate Swaps: The Fund enters into interest rate swaps as part of their investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Interest rate swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (centrally cleared swaps). Periodic payments received (paid) by the Fund are recorded as realized gains (losses). Interest rate swaps are marked to market daily and the change is recorded as unrealized gain (loss) on swap contracts in the Statement of Operations. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Statement of Assets and Liabilities. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Centrally cleared interest rate swaps may have forward effective dates. The amortization of the upfront premiums (if applicable) and payments related to these swap

AQR Funds	Annual Report	September 2018

22

Notes to Financial Statements	September 30, 2018

contracts begin on the effective date of the contract. Interest rate contracts outstanding, including their respective notional amounts at period end, if any, are listed after Schedule of Investments.

Delayed Delivery Securities: During the period, the Fund transacted in securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery basis are identified as such in the Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the Fund identified securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract terms.

To-Be-Announced Commitments: The Fund may invest in To-Be-Announced (“TBA”) commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The term TBA is derived from the fact that the actual mortgage-backed securities that will be delivered to fulfill a TBA commitment are not designated at the time the trade is made, however delivered securities must meet specified terms, including issuer, rate and mortgage terms. The actual pool of mortgage-backed securities to be delivered is announced 48 hours prior to the established trade settlement date. Settlement of TBA commitments can occur in two ways: i) taking or making delivery of mortgage pools/securities; or ii) pairing-off with an offsetting trade for cash settlement.

Investing in TBA commitments, which are accounted for as purchases and sales transactions, involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. The Fund is subject to this risk whether or not the Fund takes delivery of the positions on the settlement date for a transaction. TBA commitments outstanding at period end, if any, are disclosed in the Fund’s Schedule of Investments.

Master Agreements: The Fund is party to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.

As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to i.) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, ii.) exit transactions through means other than sale, such as through a negotiated agreement with the Fund counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between the Fund and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.

Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Fund is required to deposit with the relevant clearing organization cash or securities, which are referred to as the initial margin. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded as Deposits with brokers for centrally cleared swaps and Deposits with brokers for futures contracts on the Statement of Assets and Liabilities. For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statement of Assets and Liabilities as Variation margin on centrally cleared swaps and Variation margin on futures contracts. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between the Fund and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination. Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity.

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23

Notes to Financial Statements	September 30, 2018

Collateral pledged by the Fund for OTC derivatives pursuant to Master Agreements is segregated by the Fund’s custodian and identified as an asset in the Statement of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash). Segregation of fund’s collateral in the custodian account helps mitigate counterparty risk.

Master Securities Forward Transaction Agreements (each, an “MSFTA”) are entered into in order to govern TBA commitments. A MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event.

Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.

Collateral posted for the benefit of the Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Collateral received is reflected as a liability within Due to brokers in the Statement of Assets and Liabilities.

The collateral requirements for TBA commitments are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by the Fund and the counterparty. Typically, the Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting agreements on the Statement of Assets and Liabilities.

4. Investment Valuation and Fair Value Measurements

Investment Valuation Policies: The Net Asset Value (“NAV”) of the Fund’s shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within the Fund is computed by dividing the total current value of the assets of the Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Fund’s Board of Trustees (the “Board”).

The Adviser has established a Valuation Committee (the “VC”) to assist the Board with oversight and monitoring of the valuation of the Fund’s investments. This includes administering, implementing and overseeing the continual appropriateness of valuation approaches applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of approaches and techniques, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review the results of back testing and reports for the Board on the results of fair value determinations.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Fund’s Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active ready market for the investments existed. These differences could be material.

Fair Value Hierarchy: Various inputs are utilized in determining the value of Fund investments. These inputs are summarized in the three broad levels as follows:

Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.

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24

Notes to Financial Statements	September 30, 2018

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Fund to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Techniques: The following inputs and techniques may be used by the Fund to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.

Investments in mutual funds are valued daily at their NAVs which are also classified as Level 1.

Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, and investment-grade corporate bonds. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest evaluated bid prices furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are generally based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in 60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the fair value hierarchy.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Fund may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.

The inputs used by the Fund in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Fund due to the lack of observable inputs may significantly impact the fair value of the investment.

Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange their constitutes the principal market or, if no sales occurred on such date, at the bid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.

OTC derivatives, including forward contracts and swap contracts, are fair valued by the Fund on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Credit default swap contracts and interest rate swap contracts are marked to market daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract.

Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of

AQR Funds	Annual Report	September 2018

25

Notes to Financial Statements	September 30, 2018

observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.

Quantitative Information

The following table represents the Fund’s valuations inputs as presented on the Schedule of Investments:

AQR CORE PLUS BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Corporate Bonds	$—	$25,538,340	$—	$25,538,340
Foreign Government Securities	—	24,351,819	—	24,351,819
Mortgage-Backed Securities	—	31,906,508	—	31,906,508
U.S. Treasury Obligations	—	35,213,802	—	35,213,802
Short-Term Investments	10,548,642	—	—	10,548,642
Futures Contracts*	146,850	—	—	146,850
Forward Foreign Currency Exchange Contracts*	—	266,723	—	266,723
Interest Rate Swap Contracts*	—	638,759	—	638,759
Credit Default Swap Contracts*	—	523,308	—	523,308

Total Assets	$10,695,492	$118,439,259	$—	$129,134,751

LIABILITIES
TBA Sale Commitments	$—	$(1,857,943)	$—	$(1,857,943)
Futures Contracts*	(13,361)	—	—	(13,361)
Forward Foreign Currency Exchange Contracts*	—	(295,905)	—	(295,905)
Interest Rate Swap Contracts*	—	(549,934)	—	(549,934)
Credit Default Swap Contracts*	—	(161,094)	—	(161,094)

Total Liabilities	$(13,361)	$(2,864,876)	$—	$(2,878,237)

*	Derivative instruments, including futures and forward foreign currency exchange, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Fund’s Schedule of Investments. Credit default swaps and interest rate swaps contracts are reported at market value. Only current day’s variation margin is reported within the Statement of Assets and Liabilities for exchange-traded and cleared derivatives.

During the period ended September 30, 2018, there were no transfers of investments to or from Level 3. There were no other Level 3 securities held at period end.

5. Federal Income Tax Matters

At September 30, 2018, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions and derivative instruments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
AQR Core Plus Bond Fund	$127,696,618	$750,590	$(2,190,694)	$(1,440,104)

The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals and differences in the tax treatment of contingent debt payment instruments (“CPDI”).

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26

Notes to Financial Statements	September 30, 2018

As of September 30, 2018, the components of distributable earnings on a tax basis were as follows:

FUND	CURRENT DISTRIBUTABLE ORDINARY INCOME	CURRENT DISTRIBUTABLE LONG TERM CAPITAL GAIN OR TAX BASIS CAPITAL LOSS CARRYFORWARDS	NET UNREALIZED APPRECIATION (DEPRECIATION)	POST OCTOBER CAPITAL OR LATE YEAR ORDINARY LOSS DEFERRALS	OTHER TEMPORARY DIFFERENCES	TOTAL ACCUMULATED EARNINGS
AQR Core Plus Bond Fund	$1,014,675	$(716,587)	$(1,457,679)	$—	$10,025	$(1,149,566)

The differences between book basis and tax basis components of distributable earnings are primarily attributable to wash sale loss deferrals, and other book and tax differences including, mark to market on forward foreign exchange contracts, mark to market on regulated futures contracts, straddle loss deferrals, CPDI accrued income, income on certain swaps, and capital loss carryforwards.

As of September 30, 2018, the effect of permanent book/tax reclassifications resulted in increase (decrease) to the components of net assets as follows:

FUND	TOTAL DISTRIBUTABLE EARNINGS (LOSS)	PAID-IN CAPITAL
AQR Core Plus Bond Fund	$17,285	$(17,285)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to certain non deductible expenses. The result of operations and net assets were not affected by the reclassifications.

The tax character of distributions paid during the period ended September 30, 2018 were as follows:

	SEPTEMBER 30, 2018
FUND	ORDINARY INCOME	CAPITAL GAINS
AQR Core Plus Bond Fund	$1,220,691	$—

As of September 30, 2018, for federal income tax purposes, the Fund has capital loss carryforwards, with no expiration, available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations.

FUND	SHORT-TERM	LONG-TERM
AQR Core Plus Bond Fund	$593,438	$123,149

6. Investment Transactions

During the period ended September 30, 2018, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:

FUND	PURCHASES	SALES	SECURITIES SOLD SHORT	COVERS ON SECURITIES SOLD SHORT
AQR Core Plus Bond Fund	$393,097,828	$273,249,511	$179,737,822	$177,869,760

During the period ended September 30, 2018, the Fund had purchases and sales of long-term U.S. Government obligations as follows:

FUND	PURCHASES	SALES
AQR Core Plus Bond Fund	$93,460,359	$57,891,489

7. Derivative Instruments and Activities

The Fund uses derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Fund’s derivative contracts are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities. All derivative instruments held by the Fund were subject to a master netting agreement or similar arrangement.

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27

Notes to Financial Statements	September 30, 2018

The following table lists the fair value of derivative instruments held by the Fund, by primary underlying risk and contract type, as included in the Statement of Assets and Liabilities at September 30, 2018:

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS

Foreign Exchange Rate Risk Exposure:
AQR Core Plus Bond Fund	$—	$—	$266,723	$—	$—	$295,905

Interest Rate Risk Exposure:
AQR Core Plus Bond Fund	146,850	638,759	—	13,361	549,934	—

Credit Risk Exposure:
AQR Core Plus Bond Fund	—	523,308	—	—	161,094	—

Net Value of Derivative Contracts:
AQR Core Plus Bond Fund	133,489	451,039	—	—	—	29,182

The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statement of Operations for the period ended September 30, 2018:

	REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS			NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS
FUND	FUTURES CONTRACTS	SWAPS CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS	FUTURES CONTRACTS	SWAPS CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS
Foreign Exchange Rate Risk Exposure:
AQR Core Plus Bond Fund	$—	$—	$1,465,896	$—	$—	$(29,182)

Interest Rate Risk Exposure:
AQR Core Plus Bond Fund	(285,946)	165,509	—	133,489	3,035	—

Credit Risk Exposure:
AQR Core Plus Bond Fund	—	392,181	—	—	(6,050)	—

The following table presents the Fund’s gross OTC derivative assets and liabilities by counterparty and contract type net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of September 30, 2018:

AQR CORE PLUS BOND FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED/ (PLEDGED) (a)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$106,701	$(106,701)	$—	$—	$—	$—
JPMC	Forward Foreign Currency Exchange Contracts	160,022	(160,022)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		266,723	(266,723)	—	—	—	—

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28

Notes to Financial Statements	September 30, 2018

AQR CORE PLUS BOND FUND (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED/ (PLEDGED) (a)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$118,354	$(106,701)	$11,653	$—	$(11,653)	$—
JPMC	Forward Foreign Currency Exchange Contracts	177,551	(160,022)	17,529	—	(17,529)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		295,905	(266,723)	29,182	—	(29,182)	—

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $1,363,500.

For the period ended September 30, 2018, the quarterly average notional values of the derivatives held by the Fund were as follows:

Derivatives Volume Disclosure*

AQR CORE PLUS BOND FUND
Futures Contracts:
Average Notional Balance—Long	7,044,622
Average Notional Balance—Short	23,578,476
Ending Notional Balance—Long	7,459,102
Ending Notional Balance—Short	22,514,648
Forward Foreign Currency Exchange Contracts:
Average Settlement Value—Purchased	22,095,041
Average Settlement Value—Sold	42,594,249
Ending Value— Purchased	16,481,737
Ending Value—Sold	40,801,169
Credit Default Swaps:
Average Notional Balance—Buy Protection	14,500,000
Average Notional Balance—Sell Protection	8,480,000
Ending Notional Balance—Buy Protection	10,740,000
Ending Notional Balance—Sell Protection	10,560,000
Interest Rate-Related Swaps (Interest Rate Swaps):
Average Notional Balance—Pays Fixed rate	94,955,479
Average Notional Balance—Receives Fixed rate	171,301,284
Ending Notional Balance—Pays Fixed Rate	69,286,230
Ending Notional Balance—Receives Fixed Rate	183,181,064

*	Notional values as of each quarter end are used to calculate the average represented.

8. Investment Advisory and Other Agreements

The Adviser serves as the investment adviser to the Fund, pursuant to the Investment Management Agreement II, dated November 13, 2015, as amended, entered into by the Trust, on behalf of the Fund (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes a continuous investment program for the Fund’s portfolio, makes day-to-day investment decisions for the Fund, and manages the Fund’s investments in accordance with the Fund’s stated policies. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions, subject to its obligation to seek best execution, and also provides certain other administrative services to the Fund. The Adviser provides persons satisfactory to the Fund’s Board to serve as officers of the Fund.

Pursuant to the Advisory Agreements, the Fund currently pays the Advisor a management fee at an annual rate of 0.32% calculated on the average daily net assets.

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29

Notes to Financial Statements	September 30, 2018

The Trust and the Adviser have entered into a Fee Waiver and Expense Reimbursement Agreement (“Fee Waiver Agreement”) whereby the Adviser has agreed to waive its fee and/or reimburse expenses of the Fund at least through January 28, 2019 for Class I, N, and R6 shares, respectively, unless otherwise noted. Pursuant to the Fee Waiver Agreement, the Adviser has agreed to waive fees and/or reimburse expenses for the Fund to the extent that the total annual fund operating expense ratios, exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims and extraordinary expenses exceed the following ratios:

FUND	CLASS I	CLASS N	CLASS R6
AQR Core Plus Bond Fund	0.47%	0.72%	0.37%

For the period ended September 30, 2018, the Fund’s Adviser waived fees and/or reimbursed expenses for the Fund as follows:

FUND	FEES WAIVED	EXPENSE REIMBURSEMENTS	TOTAL
AQR Core Plus Bond Fund	$114,402	$1,210	$115,612

The Trust, in turn, agreed that the Fund may be required to repay the fee waiver/expense reimbursement to the Adviser. A repayment shall be payable only to the extent it can be made during the thirty-six months following the applicable month during which the Adviser waived fees or reimbursed the Fund for its operating expenses under the Fee Waiver Agreement. Such repayment shall be made only out of the class of the Fund for which the applicable fee waiver and expense reimbursement was made. Repayments with respect to the Fund must be limited to amounts that do not cause the aggregate operating expenses of the Fund attributable to a share class during a year in which such repayment is made to exceed the lesser of (i) the applicable limits in effect at the time of the waiver and/or reimbursement, or (ii) the applicable limits in effect at the time of recapture.

For the period ended September 30, 2018, the amounts waived and reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the Adviser and the expiration schedule at September 30, 2018 are as follows:

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED SEPTEMBER 30, 2018	TOTAL POTENTIAL RECOUPMENT AMOUNT SEPTEMBER 30, 2018	POTENTIAL RECOUPMENT AMOUNTS EXPIRING SEPTEMBER 30
FUND			2019	2020	2021

AQR CORE PLUS BOND FUND
Class I	$3,626	$3,626	$—	$—	$3,626
Class N	602	602	—	—	602
Class R6	111,384	111,384	—	—	111,384

Totals	$115,612	$115,612	$—	$—	$115,612

9. Distribution Plan

The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Fund. The Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class N shares of the Fund.

10. Principal Risks and Concentrations

The Fund is non-diversified. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

The investment techniques and strategies utilized by the Fund, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover rates will cause the Fund to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Fund.

In the normal course of business the Fund trades financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate and foreign currency risks.

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30

Notes to Financial Statements	September 30, 2018

Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. The Fund may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated. Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income producing securities in the Fund portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

Mortgage-related and other mortgage-backed securities are subject to certain risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). Exposure to mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities.

Sovereign debt investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Investment in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. To the extent a fund’s investments in a single country or a limited number of countries represent a higher percentage of the fund’s assets, the fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.

Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.

In addition, the Fund may be exposed to the risk that one or more securities in the Fund portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. The Fund may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such the Fund has credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Fund’s net asset value or dividends. The Fund minimizes credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be deposited with or returned to the Fund when deemed necessary.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Fund may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Fund’s exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statement of Assets and Liabilities. The counterparties to the Fund’s derivative investments may include affiliates of the Fund’s clearing brokers and other major financial institutions. While the Fund uses multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Fund minimizes counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

AQR Funds	Annual Report	September 2018

31

Notes to Financial Statements	September 30, 2018

In the normal course of business, the Fund may enter into agreements with the certain counterparties for derivative transactions. A Fund’s Master Agreements contain provisions that require Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.

The Fund, at times, utilizes substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Fund borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Fund. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Fund. In addition, a decline in market value of the Fund’s assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Fund to post additional collateral or otherwise sell assets at a time when it may not be in the Fund’s best interest to do so.

The Adviser relies heavily on quantitative models and information and data supplied by third parties. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may expose the Fund to potential risks. Such models may produce unexpected results, which can result in losses for the Fund.

Periodically, the Fund may be a party to legal actions arising in the ordinary course of business. The Fund is currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.

Please refer to the Fund’s prospectuses for a more complete description of the principal risks of investing in the Fund.

11. Interfund Lending

Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Fund may participate in a joint lending and borrowing program (the “Interfund Lending Program”) to the extent such participation is consistent with Fund’s investment objective and investment policies. This program allows the Fund to borrow and lend to other AQR Funds that permit such transactions. All loans under the Interfund Lending Program are for temporary cash management or emergency purposes. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates, as calculated according to a formula established by the Board. No Fund may borrow or lend money through the program unless it receives a more favorable rate than is typically available for comparable borrowings from a bank or investments in U.S. Treasury bills, respectively.

A lending Fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing Fund through the Interfund Lending Program. A borrowing Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets. If a borrowing Fund’s total outstanding borrowings exceed 10% of its total assets, the Fund must secure each of its outstanding borrowings through the Interfund Lending Program with collateral equal to 102% of the outstanding principal value of the loan.

The Fund is not required to borrow money under the Interfund Lending Program and may borrow under other arrangements, including their existing bank line of credit. This could result in the Fund borrowing money at a higher interest rate than it would have received under the Interfund Lending Program.

During the reporting period, the Fund did not utilize the Interfund Lending Program.

12. Line of Credit

Effective February 23, 2018 and terminating on February 23, 2019, the Trust renewed a $350,000,000 committed syndicated line of credit (the “Agreement”) with Bank of America, N.A., as the Administrative Agent. Prior to February 23, 2018 the line of credit commitment amount was $300,000,000 at substantially similar terms. Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of(a) 1.0% per annum plus (b) the higher of (i) the Federal Funds Rate or (ii) the Eurodollar Rate, which is paid monthly. The maximum loan amount available to a Fund is the lesser of an amount which will not exceed the borrowing limits set forth in the Fund’s Prospectus and/or Registration Statement and will not cause the asset coverage ratio for any borrowings by a Fund to drop below the required amount under the Agreement (between 300-500% per Fund). The Agreement is subject to an annual commitment fee which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Fund may be designated as collateral until its loan is repaid in full.

The unused amount available on the line of credit as of September 30, 2018 is $279,000,000. The Fund did not have any borrowings for the period ended September 30, 2018.

AQR Funds	Annual Report	September 2018

32

Notes to Financial Statements	September 30, 2018

13. Principal Ownership

As of September 30, 2018, the Fund had individual shareholder and/or omnibus accounts owning more than 5% of the total shares outstanding of the Fund as follows:

FUND	NUMBER OF INDIVIDUAL SHAREHOLDERS AND/OR OMNIBUS ACCOUNTS	TOTAL PERCENTAGE INTEREST HELD
AQR Core Plus Bond Fund*	1	97.65%

*	The percentage held by the Adviser and/or affiliates is 97.65%,

Significant shareholder transactions by these shareholders, if any, may impact the Fund’s performance.

14. New Accounting Pronouncements and Regulations

In October 2016, the Securities and Exchange Commission (the “SEC”) adopted Final Rule Release No. 33-10231, Investment Company Reporting Modernization in conjunction with Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs and Final Rule Release No. 33-10234, Investment Company Swing Pricing. Collectively, these rules modernize and enhance the reporting and disclosure of information by registered investment companies. The new rules will allow the SEC to more effectively collect and use data reported by fund, enhance disclosure regarding fund liquidity and redemption practices, and permit open-end funds to offer swing pricing, subject to board approval and review. The amendments to Regulation S-X were applied to the Fund’s financial statements. The adoption had no effect on the Fund’s net assets or results of operations.

In August 2018, the SEC adopted Final Rule Release No. 33-10532, Disclosure Update and Simplification. The new rule amends certain disclosure requirements that the SEC determined to be redundant, duplicative, overlapping, outdated, or superseded, in light of other SEC disclosure requirements, U.S. GAAP, or changes in the information environment. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. The amendments to Regulation S-X were applied to the Fund’s financial statements in the current period. The adoption had no effect on the Fund’s net assets or results of operations.

In August 2018, the Financial Accounting Standards Board issued ASU No. 2018-13, Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurements (“ASU 2018-13”). The amendments generally modified the disclosure requirements for fair value measurements such that it removes the following requirements: 1) the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy; 2) the requirement to disclose the Fund’s policy for timing of transfers between levels; and, 3) the requirement to disclose the valuation processes for Level 3 fair value measurements. ASU 2018-13 also added the requirement to disclose how weighted average is calculated when the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements is required to be disclosed, in addition to making various other clarifying amendments to the disclosure guidance. The amendments in ASU 2018-13 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The amendments related to the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. Early adoption is permitted. The Fund has elected to early adopt ASU 2018-13 and the amendments are reflected in the current year financial statements.

15. Subsequent Events

The Fund has evaluated subsequent events through the date of issuance of this report and has determined that there is no material events other than those noted above.

AQR Funds	Annual Report	September 2018

33

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AQR Funds and Shareholders of AQR Core Plus Bond Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of AQR Core Plus Bond Fund (the “Fund”) as of September 30, 2018, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period April 5, 2018 (commencement of operations) through September 30, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2018, and the results of its operations, changes in its net assets, and the financial highlights for the period April 5, 2018 (commencement of operations) through September 30, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

November 20, 2018

We have served as the auditor of one or more investment companies in AQR Funds since 2008.

AQR Funds	Annual Report	September 2018

34

Fund Expense Examples (Unaudited)

As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ending 09/30/18” to estimate the expenses you paid on your account during this period. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different fund. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 9/30/18	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 9/30/18

AQR Core Plus Bond Fund (1)

Class I
Actual Return	$1,000.00	$999.80	0.42%	$2.05	(a)
Hypothetical Return	$1,000.00	$1,022.96	0.42%	$2.13

Class N
Actual Return	$1,000.00	$998.80	0.62%	$3.02	(a)
Hypothetical Return	$1,000.00	$1,021.96	0.62%	$3.14

Class R6
Actual Return	$1,000.00	$1,000.00	0.37%	$1.80	(a)
Hypothetical Return	$1,000.00	$1,023.21	0.37%	$1.88

(1)	Commencement of operations was April 05, 2018
Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/365 (to reflect the one-half year period unless stated otherwise).
(a)	Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 178/365 (to reflect the one-half year period unless stated otherwise).

AQR Funds	Annual Report	September 2018

35

Board Approval of Investment Advisory Agreements

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of the AQR Funds (the “Trust”) met in person on November 16-17, 2017 to consider the approval of the Investment Management Agreement II between the Trust, on behalf of the AQR Core Plus Bond Fund (the “New Fund”), and AQR Capital Management, LLC (“AQR” or the “Adviser”) (the “Investment Management Agreement”). In addition, the Board Members who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), held a separate telephonic meeting on November 11, 2017 with independent legal counsel and representatives of AQR to review the materials provided and the relevant legal considerations (together with the in-person meeting held on November 16-17, 2017, the “Meetings”). In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by AQR relevant to the Board’s consideration of whether to approve the Investment Management Agreement. These materials included: (1) memoranda and materials provided by AQR describing the personnel and services to be provided to the New Fund; (2) information independently compiled and prepared by Morningstar Associates, LLC (“Morningstar”) relating to the New Fund’s proposed fees and expenses; (3) a discussion of the financial information of AQR; and (4) a discussion of the compliance program and the regulatory exam history of AQR.

At the in-person meeting held on November 16-17, 2017, the Board, including the Independent Board Members, unanimously approved the Investment Management Agreement for an initial two-year period for the New Fund. The Board considered all factors it believed to be relevant with respect to the New Fund, including, among other factors: (a) the nature, extent and quality of the services to be provided by the Adviser; (b) the investment performance of the Adviser and the Adviser’s portfolio management; (c) the management fee and the cost of the services and profits to be realized by the Adviser from the relationship with the New Fund; (d) economies of scale; and (e) other factors.

The Board also considered other matters it deemed important to the approval process, such as services related to the valuation and pricing of the New Fund’s portfolio holdings, direct and indirect benefits to the Adviser and its affiliates from their relationship with the New Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weightings to the various items considered.

In considering the approval of the Investment Management Agreement for the New Fund, the Board did not view the Investment Management Agreement as creating third-party beneficiary rights in shareholders to enforce the terms of the Investment Management Agreement against the Adviser.

The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the Investment Management Agreement:

The Nature, Extent and Quality of the Services to be Provided by the Adviser. The Board Members reviewed the services that the Adviser would provide to the New Fund under the Investment Management Agreement, including certain administrative services. The Board considered the size and experience of the Adviser’s staff, its use of technology, and the New Fund’s stated investment objectives, strategies and processes. The Board reviewed the overall qualifications of the Adviser as an investment adviser. In connection with the investment advisory services to be provided to the New Fund, the Board Members took into account discussions they had with representatives of the Adviser regarding the management of the New Fund’s investments in accordance with the New Fund’s stated investment objectives and policies and the types of transactions that would be entered into on behalf of the New Fund. During these discussions, the Board Members asked questions of, and received answers from, representatives of the Adviser regarding the formulation and proposed implementation of the New Fund’s investment strategies, their efficacy and potential risks.

In addition to the investment advisory services to be provided to the New Fund, the Board Members considered that AQR also will provide shareholder and administrative services, oversight of Fund accounting, marketing services, risk management, compliance oversight, and assistance in meeting legal and regulatory requirements and other services necessary for the operation of the New Fund. In particular, the Board Members reviewed the compliance, shareholder and administrative services to be provided to the New Fund by AQR under the Investment Management Agreement. The Board Members recognized the entrepreneurial risk that AQR would assume in connection with launching the New Fund and the enterprise risk involved in providing services to the New Fund over time.

Finally, the Independent Board Members had an opportunity to meet outside the presence of Fund management in executive session separately with independent legal counsel to discuss and consider the Investment Management Agreement. Based on the presentations and materials at the Meetings, the Board concluded that the services to be provided to the New Fund by AQR pursuant to the Investment Management Agreement were expected to be of a high quality and would benefit the New Fund.

Investment Performance and the Adviser’s Portfolio Management. Because the New Fund is newly formed, the Board did not consider the investment performance of the New Fund. The Board based its review of the Adviser’s performance primarily on the experience of the Adviser in managing other registered investment companies and private funds, noting that other funds the Adviser manages might have investment objectives, policies or restrictions different from those of the New Fund. The Board also considered the resources and strengths of the Adviser and the experience of the portfolio management team with respect to the investment strategies proposed for the New Fund. Based on these factors, the Board Members determined that AQR would be an appropriate investment adviser for the New Fund.

The Management Fee and the Cost of the Services and Profits to be Realized by the Adviser from the Relationship with the New Fund. The Board, including the Independent Board Members, received and reviewed information regarding the management fees to be paid by the New Fund to the Adviser pursuant to the Investment Management Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided to the New Fund.

AQR Funds	Annual Report	September 2018

36

Board Approval of Investment Advisory Agreements

To assist in this analysis, the Board received a report independently prepared by Morningstar. The report showed comparative fee information for the New Fund’s prospective Morningstar category, including expense comparisons of contractual investment management fees and actual net expenses.

The Board also received and reviewed information regarding the expected profitability of the Adviser with respect to New Fund-related activities. The Board also reviewed the Adviser’s methodology of determining profitability. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, taxes, expense allocations and business mix.

The Board reviewed the Adviser’s unaudited financial information. The purpose of the review was to help the Independent Board Members determine whether the firm has the necessary resources to continue to provide high quality services to the New Fund and attract and retain high quality employees.

Based on their review of the materials presented at the Meeting and discussions of these materials, the Board concluded that the proposed management fees under the Investment Management Agreement are reasonable.

Economies of Scale. Because the New Fund is newly formed and had not commenced operations as of November 16-17, 2017, and the eventual aggregate amount of the New Fund’s assets was uncertain, the Adviser was not able to provide the Board with specific information concerning the extent to which economies of scale would be realized as the New Fund grows. The Adviser presented information to show that economies are being shared due to the management fees being set at a level that is competitive relative to comparable funds of an anticipated size and at higher asset levels. The Board recognized that economies would also be shared through the adoption of expense limitation agreements for the New Fund. The Board considered that the funds in the AQR fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit the New Fund to incur lower expenses than they would otherwise as stand-alone entities. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and further enhance the quality of, its operations.

Other Factors. The Board also took into account other ancillary or “fall-out” benefits that the Adviser or its affiliates may derive from its relationship with the New Fund, both tangible and intangible. The Board also received information regarding the Adviser’s brokerage and soft dollar practices. The Board considered that the Adviser is responsible for decisions to buy and sell securities for the New Fund, selection of broker-dealers and best execution, and aggregation and allocation of trade orders among the firm’s various advisory clients. The Board noted that the Adviser does not presently intend to make use of soft dollars to acquire third-party research.

Conclusion. Counsel advised the Board concerning the statutory and regulatory requirements for approval and disclosure of an investment management agreement. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, all of the Board Members, including all of the Independent Board Members, concluded that the proposed management fee rates under the Investment Management Agreement are reasonable in relation to the services to be provided by the Adviser to the New Fund, as well as the costs expected to be incurred and benefits expected to be gained by the Adviser in providing such services, including the investment advisory and administrative components. The Board also found the proposed investment management fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of an anticipated size. As a result, all of the Board Members, including the Independent Board Members voting separately, approved the Investment Management Agreement with respect to the Fund. The Independent Board Members were represented by independent legal counsel who assisted them in their deliberations.

AQR Funds	Annual Report	September 2018

37

Trustees and Officers (Unaudited)	September 30, 2018

Listed in the chart below is basic information regarding the Trustees and Officers of the Trust. The address of each Officer and Trustee is Two Greenwich Plaza, 4th Floor, Greenwich CT 06830.

NAME AND YEAR OF BIRTH	CURRENT POSITION WITH THE TRUST, TERM OF OFFICE[1] AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER PRESENT OR PAST DIRECTORSHIPS HELD BY TRUSTEE (DURING THE PAST 5 YEARS)
Disinterested Trustees[2]
Timothy K. Armour, M.B.A., 1948	Chairman of the Board, since 2010 and Trustee, since 2008	Interim Chief Executive Officer of Janus Capital Group (retired) (2009-2010) (financial services)	50	Janus Capital Group (2008- 2016); ETF Securities (2010- 2013)

L. Joe Moravy, M.B.A., CPA, 1950	Trustee, since 2008	Independent Consultant (retired) (2014-2016); Managing Director, Finance Scholars Group (2010-2014) (consulting)	50	Nuveen Exchange Traded Commodities Funds (2012-2016)

William L. Atwell, M.B.A., 1950	Trustee, since 2011	Managing Director, Atwell Partners LLC (since 2012) (consulting); President (CIGNA International), CIGNA (2008- 2012) (insurance)	50	Webster Financial Corporation (since 2014); Blucora, Inc. (since 2017)

Gregg D. Behrens, M.M., 1952	Trustee, since 2011	Retired from Northern Trust Company (since 2009) (banking)	50	None

Brian Posner, M.B.A., 1961	Trustee, since 2011	President, Point Rider Group LLC (since 2008) (consulting)	50	Biogen Inc. (since 2008); Bioverativ Inc. (2017-2018); Arch Capital Group (since 2010); BG Medicine (2012- 2015)

Mark A. Zurack, M.B.A., CFA 1957	Trustee, since 2014	Senior Lecturer, Columbia Business School (since 2002); Visiting Senior Lecturer, Cornell University (2004-2013)	50	Exchange Traded Concepts Trust (since 2011); Source ETF Trust (2014-2015)

Interested Trustees[3]
David Kabiller, CFA, 1963	Trustee, since 2010	Founding Principal, AQR Capital Management, LLC (since 1998)	50	None

Marco Hanig, Ph.D., 1958	Trustee, since 2014; Chief Executive Officer, since 2009; President, since 2008	Principal, AQR Capital Management, LLC (since 2008)	50	None

Officers
H.J. Willcox, J.D., 1966	Chief Compliance Officer, since 2013	Principal and Chief Compliance Officer, AQR Capital Management, LLC (since 2013); Global Head of Compliance and Counsel KKR & Co., L.P. (2008-2013)	N/A	N/A

Heather Bonner, CPA, 1977	Chief Financial Officer, since 2014; Treasurer, since 2018	Vice President, AQR Capital Management, LLC (since 2013); Senior Manager, PricewaterhouseCoopers, LLP (2007- 2013)	N/A	N/A

AQR Funds	Annual Report	September 2018

38

Trustees and Officers (Unaudited)	September 30, 2018

NAME AND YEAR OF BIRTH	CURRENT POSITION WITH THE TRUST, TERM OF OFFICE[1] AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER PRESENT OR PAST DIRECTORSHIPS HELD BY TRUSTEE (DURING THE PAST 5 YEARS)

Bradley Asness, J.D., M.B.A. 1969	Vice President, since 2009	Principal and Co-Chief Operating Officer, AQR Capital Management, LLC (since 1998)	N/A	N/A

William J. Fenrich, J.D., 1969	Vice President, since 2018	Principal and Chief Legal Officer, AQR Capital Management, LLC (since 2017)	N/A	N/A

Nicole DonVito, J.D., 1979	Chief Legal Officer, since 2014; Vice President, since 2009	Managing Director, Senior Counsel & Head of Registered Products, AQR Capital Management, LLC (since 2007)	N/A	N/A

Tara Bongiorni, CPA 1977	Assistant Treasurer, since 2017	Vice President, AQR Capital Management, LLC (since 2015); Vice President, Goldman Sachs Asset Management (2002-2015)	N/A	N/A

John Hadermayer, J.D., 1977	Secretary, since 2018	Vice President, AQR Capital Management, LLC (since 2013)	N/A	N/A

(1)

Each Trustee serves until the election and qualification of a successor, or until death, resignation or removal as provided in the Trust’s Declaration of Trust. A Disinterested Trustee may not hold office beyond December 31 of the year in which he turns 72.

(2)	A Disinterested Trustee is any Trustee that is not an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.
(3)

An Interested Trustee is a Trustee that is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Kabiller and Dr. Hanig are interested persons of the Trust because of their positions with the Adviser.

AQR Funds	Annual Report	September 2018

39

Investment Adviser

AQR Capital Management, LLC

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

Transfer Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Custodian

JPMorgan Chase Bank, N.A.

4 Metro Tech Center

Brooklyn, NY 11245

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Administrator

JPMorgan Chase Bank, N.A.

70 Fargo Street

Boston, MA 02210

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP

300 Madison Avenue

New York, NY 10017

You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.

The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds

P.O. Box 2248, Denver, CO 80201-2248  |  p: +1.866.290.2688  |  w: https://funds.aqr.com

Item 2. Code of Ethics.

a).

As of the end of the period, September 30, 2018, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 13 (a)(1).

b).	Not Applicable.

c).	There has been no substantive amendments to the Registrant’s Code of Ethics during the fiscal year ended September 30, 2018 (“Reporting Period”).

d).	Registrant granted no waivers from the provisions of its Code of Ethics during the Reporting Period.

e).	Not Applicable.

f).	Attached.

Item 3. Audit Committee Financial Expert.

a).

The Registrant’s Board of Trustees has determined that its Audit Committee has two “audit committee financial experts”, as that term is defined under Items 3(b) and 3(c), serving on its Audit Committee. Mr. L. Joe Moravy and Mr. Brian S. Posner, the Registrant’s audit committee financial experts, are “independent”, as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for the AQR Funds by PricewaterhouseCoopers LLP for the fiscal years ended September 30, 2017 and September 30, 2018 were:

	2017	2018
Audit Fees (a)	$858,575	$900,111
Audit Related Fees (b)	$8,000	$8,000
Tax Fees (c)	$470,788	$452,479
All Other Fees (d)	$450	$450
Total:	$1,337,813	$1,361,040

(a)

Audit Fees: These fees relate to professional services rendered by PricewaterhouseCoopers LLP for the audits of the Registrant’s annual financial statements or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filings or engagements. These services include the audits of the financial statements of the Registrant, issuance of consents and assistance with review of documents filed with the SEC.

(b)

Audit Related Fees: These fees relate to assurance and related services by PricewaterhouseCoopers LLP that are reasonably related to the performance of the audit of the Registrant’s September 30, 2017 and September 30, 2018 annual financial statements that are not reported under “Audit Fees” above. The audit related services provided by PricewaterhouseCoopers LLP for the year-ended September 30, 2017 and September 30, 2018 relate to procedures performed by PricewaterhouseCoopers LLP in connection with its review of the issuance of, and amendments to, the Registrant’s Registration Statement.

(c)

Tax Fees: These fees relate to professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice and tax planning. The tax services provided by PricewaterhouseCoopers LLP relate to the review of the Registrant’s federal and state income tax returns, excise tax calculations and the completion of an international taxation review.

(d)	All Other Fees: These fees relate to products and services provided by PricewaterhouseCoopers LLP other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)	Audit Committee Pre-approval Policies and Procedures:

(i)

Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the Registrant (including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the Registrant’s investment adviser (the “Adviser”), sub-adviser or any entity controlling, controlled by, or under common control with any investment adviser or sub-adviser, if the engagement relates directly to the operations of the financial reporting of the Trust.

(ii)	100% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f)

Less than 50% of the hours expended on the principal accountant’s engagement to audit Registrant’s financial statements were attributed to work performed by persons other than the accountant’s full-time, permanent employees.

(g)

Disclose the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years ended September 30, 2017 and September 30, 2018: $900 and $4,700, respectively.

(h)	Not Applicable.

Item 5. Audit Committee of Listed Registrants.

(a)

The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. All of the Board’s independent Trustees, Timothy K. Armour, William L. Atwell, Gregg D. Behrens, L. Joe Moravy, Brian S. Posner and Mark Zurack, are members of Audit Committee.

(b)	Not Applicable.

Item 6. Investments

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There have not been any changes in registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not Applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ Marco Hanig

------------------------------------

Marco Hanig,

Principal Executive Officer

November 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Marco Hanig

------------------------------------

Marco Hanig,

Principal Executive Officer

November 30, 2018

By: /s/ Heather Bonner

------------------------------------

Heather Bonner,

Principal Financial Officer

November 30, 2018